AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 30, 2018

REGISTRATION NO. 333-124048
AND NO. 811-07501

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933 ☐

PRE-EFFECTIVE AMENDMENT NO.                    ☐

POST-EFFECTIVE AMENDMENT NO. 19                                           ☒

AND

REGISTRATION STATEMENT UNDER          ☐

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 35               ☒

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(Exact Name of Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(Name of Depositor)

10350 Ormsby Park Place
Louisville, KY 40223

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (866) 667-0561

NAME AND ADDRESS OF AGENT FOR SERVICE:

CRAIG A. HAWLEY, ESQ.
GENERAL COUNSEL AND SECRETARY
Jefferson National Life Insurance Company
10350 Ormsby Park Place
Louisville, Kentucky 40223

It is proposed that this filing will become effective:

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485

☒                                  on May 1, 2018  pursuant to paragraph (b) of Rule 485

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                                    on         , pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☐                                    this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

Monument Advisor

Individual Variable Annuity

Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G AND

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

This prospectus describes the Monument Advisor Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period.  You also pay any applicable Low Cost Fund Platform Fees (as described below), ROP Enhanced Death Benefit Rider Fees (as described below) as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain.  Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract.  Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.

Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  These Investment Portfolios may not be available in all states and certain Investment Portfolios may only be available to you if you retain certain Investment Advisors.  You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.

Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2018. The  SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.

For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

•      Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

•      Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.

The Contracts:

•     are not bank deposits

•     are not federally insured

•     are not endorsed by any bank or government agency

•     are not guaranteed and may be subject to loss of principal

Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this prospectus or that we have referred you to.  We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Standard Death Benefit Amount During the Accumulation Period	21
Payment of the Death Benefit During the Accumulation Period	22
Death of Contract Owner During the Annuity Period	22
Death of Annuitant	22
Annuity Payments (The Annuity Period)	22
Annuity Payment Amount	23
Annuity Options	23
Taxes	23
Annuity Contracts in General	23
Tax Status of the Contracts	23
Taxation of Non-Qualified Contracts	24
Taxation of Qualified Contracts	26
Possible Tax Law Changes	26
Other Information	26
Legal Proceedings	26
Abandoned Property Requirements	27
Proof of Age and Survival	27
Misstatements	27
Changes to Comply with Law and Amendments	27
The Separate Account	27
Distributor	27
Financial Statements	28
Appendix A—More Information About the Investment Portfolios	29
Appendix B — Condensed Financial Information	42
Appendix C — Deductions for Taxes — Qualified and Nonqualified Annuity Contracts	76
Appendix D — Illustrations of ROP Enhanced Death Benefit Rider	77
Privacy Policy	78
Table of Contents of the Statement of Additional Information	79

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Definitions of Special Terms

Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

ACCUMULATION PERIOD: The period during which you invest money in your Contract.

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ADJUSTED PARTIAL WITHDRAWAL: An amount equal to the greater of (1)  the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where (a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the Advisor Fee less the Excess Advisor Fee).  Required minimum distributions are considered partial withdrawals and included in this calculation.

ADVISOR FEE:  Any fee charged by any financial adviser you hire and processed as such by the Company as a withdrawal from the Contract Value.

ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments.  On or after the Annuity Date, the Annuitant shall also include any joint Annuitant.  In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments.  If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.

ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.

BENEFICIARY: The person(s), or entities designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier.  Some of the Investment Options may impose earlier deadlines for trading.  These deadlines are described in further detail under the heading “Transfers”.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.

DUE PROOF OF DEATH:  When the Company receives both a death certificate, and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.

EXCESS ADVISOR FEE: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.

FINRA: Financial Industry Regulatory Authority, Inc.

FREE LOOK PERIOD:  If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law, and may differ if it is a Replacement Contract.

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.

INVESTMENT ADVISOR:  A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you (including a Registered Representative) to provide you asset allocation and investment advisory services.

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may either choose to set a target allocation to various Sub-accounts (which can include allocations to the money market Sub-account) or elect to have 100% of your Purchase Payments invested in the money market Sub-account.  The Investment

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Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JEFFERSON NATIONAL SERVICE CENTER: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 866.667.0561).

JOINT OWNER: The individual who co-owns the Contract with another person.

LOW COST FUND PLATFORM FEE: Fee imposed by the Company on Contract Value invested in certain low cost funds.  This fee is deducted daily from your Accumulation Units.  See “Expenses — Low Cost Fund Platform Fee” for further details, including a list of the Investment Portfolios for which the Company currently imposes the fee.

MAXIMUM ADVISOR FEE: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.

MAXIMUM ADVISOR FEE PERCENTAGE:  2.00% per year.

MAXIMUM MATURITY DATE: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.

MEASURING LIFE: The life upon whom the Death Benefit shall be paid in accordance with the ROP Enhanced Death Benefit Rider rules.  If the Contract is owned by a natural person, the Measuring Life is the Owner.  If there are joint Owners, the Measuring Life is the first Owner to die.  If the Owner is a non-living entity, Annuitant ages will be used and the rules above will be followed substituting the word “Annuitant” for the word “Owner.

NET CONTRACT VALUE:  An amount equal to the Contract Value reduced by any applicable premium taxes and the applicable portion of the Subscription Fee.

NON-NATURAL OWNER: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.

NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: You, the purchaser of the Contract are the Owner.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.

REGISTERED REPRESENTATIVE:  A person, appointed by Us, who is licensed by FINRA to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

REPLACEMENT CONTRACT:  A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).

RETURN OF PREMIUM (“ROP”) ENHANCED DEATH BENEFIT RIDER:  An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance.  If you elect this Rider, the Contract to which this Rider is attached will be restricted to a maximum of $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. Multiple Contracts to which this Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.

RETURN OF PREMIUM (“ROP”) ENHANCED DEATH BENEFIT RIDER FEE:  We deduct a fee on an annual basis calculated as a percentage of the average daily Contract Value if you select the ROP Enhanced Death Benefit Rider. See Fee Table - Optional ROP Enhanced Death Benefit Rider for the current fee.

SECURE ONLINE ACCOUNT:  Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence.  You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

SUBSCRIPTION FEE: $20 per month fee charged by Us to issue and administer the Contract.

TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

WEBSITE: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

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Highlights

The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our, the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period and the ROP Enhanced Death Benefit Rider Fee if you select the ROP Enhanced Death Benefit Rider.  You do pay any applicable Low Cost Fund Platform Fees for certain Investment Portfolios, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.

The Contract includes both a death benefit and an optional ROP Enhanced Death Benefit Rider, each of which described in detail under the heading “Death Benefit.”  If the ROP Enhanced Death Benefit Rider is elected, total Purchase Payments, less Adjusted Partial Withdrawals, cannot exceed $3,000,000. Multiple Contracts to which this rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.

All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract.

You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.

FREE LOOK. If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law). Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account   If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract.  See “The Company - Free Look section for additional details.

TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits.

Document Delivery Requirements. Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge.  You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios.  You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access.  If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website.  While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly.   We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year.  Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly.  We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year.  For your reference, We archive out-of-date Contract prospectuses. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website.  Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.

We will deliver all other documents electronically to your Secure Online Account.  Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions.  We deliver transaction confirmations at or before the completion of your transactions.  We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year).  Under certain circumstances, for Qualified Contracts, your account statement may serve as the

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confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.

We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract.  However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account.  Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account.  Upon request, We will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account.  If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

LOW COST FUND PLATFORM FEE.  The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

INQUIRIES. If you need more information, please go to www.nationwideadvisory.com or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee(1)	Current Charge	Maximum Charge
	None	$25.00

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

Separate Account Annual Expenses Table

	Current Charge	Maximum Charge
Subscription Fee	$240 per Contract annually ($20.00 per month)	$240 per Contract annually ($20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00

OPTIONAL LOW COST FUND PLATFORM

The next item shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, on Contract Value invested in certain low cost Investment Portfolios.   For further details, see “Expense — Low Cost Fund Platform Fee”.

	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value)	0.05%	0.35%

(1)  All transfers made on the same day involving the same Investment Portfolio count as one transfer.  Certain restrictions apply as further described under the heading “Transfers — Excessive Trading Limits” and “Transfers — Short Term Trading Risk”

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OPTIONAL ROP ENHANCED DEATH BENEFIT RIDER

The next table shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, if you elect the ROP Enhanced Death Benefit Rider.

	Current Annual Fee	Maximum Annual Fee
ROP Enhanced Death Benefit Rider Fee (as a percentage of the average daily Contract Value)	0.15%	0.30%

PORTFOLIO OPERATING EXPENSES

The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the Investment portfolios that you may pay periodically during the life of the contract. More detail concerning each underlying Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.

Minimum	Maximum

Total Investment Portfolio operating expenses

Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, Low Cost Fund Platform fees (if any) and other expenses for the period ended December 31, 2017.

Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.

Gross: 0.52%	Gross: 4.39%

The minimum and maximum Investment Portfolio fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Portfolios. Therefore, actual expenses could be lower. Refer to the Investment Portfolio prospectuses for specific expense information.

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Examples of Fees and Expenses —

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, ROP Enhanced Death Benefit Rider Fee, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract.  For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Low Cost Fund Platform Fee is charged.  For a description of the Low Cost Fund Platform Fee, see “Expenses — Low Cost Fund Platform Fee”.  The Subscription Fee for every Contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average Contract size as of the previous December 31.  This conversion causes the Subscription Fee in the example below to be less than $240 annually. We also used .30% for the ROP Enhanced Death Benefit Rider Fee (if elected). Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

Highest cost example using maximum charges:

(1) Assuming Contract charges and gross maximum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$408.31	$1,376.81	$2,352.57	$4,824.11

(2) Assuming Contract charges and gross minimum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$91.31	$285.73	$497.01	$1,108.83

(3) Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$377.56	$1,286.03	$2,204.04	$4,541.54

(4) Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$60.56	$189.79	$330.63	$740.58

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Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company

Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

We are principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Monument Advisor Variable Annuity Contract

This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.

The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments you receive will remain the same for the period of time selected.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or longer if required by your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees will have been deducted. On the Business Day We receive your request We will return your Contract Value, less any withdrawals from the Contract. In states that require the return of Purchase Payments, we will return the greater of Purchase Payments or Contract Value, less any withdrawals from the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account.  If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract (or longer if required by your state).  The free look period varies by state and is as long as 30 days in some states. Please contact us for additional information regarding the time period in your state.

OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner.  Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

RESTRICTED BENEFICIARY. In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.

Assignment

Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

An assignment may be a taxable event.

If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

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Electronic Administration of Your Contract

This Contract is designed to be administered electronically (“Electronic Administration”). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.

If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling or writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.

Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed.  Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail.  Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.

We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.

You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account.  Upon request, we will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements

We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on “Contact Us” for secure online correspondence or you can e-mail Us at service@nationwideadvisor.com or call Us at (866) 667-0561.

Requesting Transactions or Obtaining Information About your Contract

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.

Unless otherwise directed by You, We will accept transaction requests from your Registered Representative and/or your Investment Advisor.  You can also authorize someone else, via submitting a power of attorney in good

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order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail.  If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in FireFox) or the “subject” section (in Internet Explorer), you should see “Jefferson National Financial Corp.” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Good Order

A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and  documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your Investment Advisor before submitting the form or request.

Purchase

Application for a Contract

If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require.  The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

Purchase Payments

A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 ($3,000,000 in total Purchase Payments across all Contracts with the same Measuring Life if the ROP Enhanced Death Benefit Rider is elected) without Our prior approval and will be subject to such terms and conditions as We may require. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.

Jefferson National reserves the right to refuse any Purchase Payment.  Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions.  Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.

Subject to the maximum described above, you can make

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additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

If mandated under applicable law, the Company may be required to reject a Purchase Payment.  The Company also may be required to provide additional information about an Owner’s account to government regulators.  In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your Investment Advisor), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment.  Please make sure these are kept current to ensure your Purchase Payments are applied correctly. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. See “Expenses — Low Cost Fund Platform Fee” for further details.

Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you or your Investment Advisor. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is deemed received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in Appendix A of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.

You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper.  They are, however, available on Our Website. See Appendix A which contains the investment objective for each Investment Portfolio.

The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

Certain investment options may only be available to you if you retain certain Investment Advisors. In addition, certain Investment Advisors may be limited as to which funds they may access.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The

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Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.60% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice.  A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts.  The Company and its affiliates may profit from these fees.

Selection of Investment Portfolios

The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm.  Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above.  The Company reviews each Investment Portfolio periodically after it is selected.  Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets.  If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolio. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.

Fixed Account

No fixed account is available during the Accumulation Period.  See Annuity Payments for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote.  Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any substitution is made.  Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.

Transfers

You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Investment Portfolios.  See “Expenses — Low Cost Fund Platform Fee” for further details. Transfers may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section below.

EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day.  See Appendix A for a list of Investment Portfolios with early cut-off times.  For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. This list may change without notice.  These early cut-off times do not apply to Purchase Payments or Contract withdrawals.

TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period.  We reserve the right to impose a fee for excessive transfers after notifying you.  We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers.  The following apply to any transfer during the Accumulation Period:

1.  Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

2.  Your request for transfer must clearly state how much the

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transfer is for.

3.  Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

a.  the requirement of a minimum time period between each transfer;

b.  not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

c.   limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

4.  We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Contract owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or other third party acting under a limited power of attorney, for any reason, including without limitation, if:

•      We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

•      We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

•      We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or

•      the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege.  These restrictions do not apply to withdrawals from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long—term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance—dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short—term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short—term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short—term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

FREQUENT TRADING. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio

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to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day.  In addition, the Investment Portfolios are also able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio.  Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity.  As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

If a current or future transfer request is restricted or denied in accordance with our administrative procedures, the person placing the transfer request will be notified. (you, or your Investment Advisor) and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging Program

The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from an Investment Advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors and is not endorsing such programs. If fees will be paid out of your Contract during the Accumulation Period, You will be required to enter into an advisory agreement with your Investment Advisor.

Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, may be included in gross income for federal tax purposes, and may impact the benefits available

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under your Contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.  Furthermore, please see the “Taxes — Partial 1035 Exchanges” section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

If the ROP Enhanced Death Benefit Rider is elected, advisory fee withdrawals in excess of the Maximum Advisor Fee will reduce the Death Benefit Amount.  See Exhibit D for illustrations.

Expenses

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Subscription Fee

We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the Contracts.  This fee is deducted from the money market Investment Portfolios you are invested in, pro rata.  If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata.  The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period.  We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates.  In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.

Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee.

ROP Enhanced Death Benefit Rider Fee:

If you elect the ROP Enhanced Death Benefit Rider, We will deduct a fee.  The fee is deducted as a percentage of the average daily Contract Value.

The fee is equal to 0.15% annually.  The Company reserves the right to increase the fee to the maximum fee set forth in the Fee Table — Optional ROP Enhanced Death Benefit Rider above.

Upon termination of the ROP Enhanced Death Benefit Rider, the fee will no longer be deducted.

The ROP Enhanced Death Benefit Rider may not be available in all states, or within certain plans.

Contract Maintenance Charge

We impose no other Contract maintenance charge.

Low Cost Fund Platform Fee

The Company imposes a Low Cost Fund Platform Fee up to 0.35% annually (this is the maximum fee) on Contract Value invested in certain Investment Portfolios.  This fee is deducted daily by reducing the number of Accumulation Units in your Contract.  The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract.  These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets.  These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios.  The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose.  A listing of the Investment Portfolios for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request.

Low Cost Fund Platform Fee Portfolios: 0.35%

DFA VA Equity Allocation	DFA VA Global Bond	DFA VA Global Moderate Allocation
DFA VA International Small	DFA VA International Value	DFA VA Short-Term Fixed
DFA VA US Large Value	DFA VA US Targeted Value	Dreyfus Stock Index
Nationwide VIT Bond Index	Nationwide VIT International Index	Nationwide VIT Mid Cap Index
Nationwide VIT S&P 500 Index	Nationwide VIT Small Cap Index	Vanguard Balanced
Vanguard Capital Growth	Vanguard Diversified Value	Vanguard Equity Income
Vanguard Equity Index	Vanguard Growth	Vanguard High Yield Bond
Vanguard International	Vanguard Mid-Cap Index	Vanguard REIT Index
Vanguard Short-Term investment Grade	Vanguard Small Company Growth	Vanguard Total Bond Market
Vanguard Total Stock Market
Low Cost Fund Platform Fee Portfolios: 0.25%

DoubleLine NVIT Total Return Tactical

Low Cost Fund Platform Fee Portfolios: 0.10%

John Hancock Emerging Markets Value	TOPS Aggressive Growth ETF (Class 1)(1)	TOPS Balanced ETF (Class 1) (1)
TOPS Conservative ETF (Class 1) (1)	TOPS Growth ETF (Class 1) (1)	TOPS Managed Risk Balanced ETF (Class 1) (1)
TOPS Managed Risk Growth ETF (Class 1) (1)	TOPS Managed Risk Moderate Growth ETF (Class 1) (1)	TOPS Moderate Growth ETF (Class 1) (1)

(1)  These funds are only available if certain Investment Advisors are retained. Share Class II TOPS funds are also available, which carry no Low Cost Fund Platform Fees. However, the fund expense ratios may be higher (see the underlying Investment Portfolio prospectus for details).

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This list may change at any time without notice; however, if an Investment Portfolio which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Investment Portfolio without your consent.  Certain Low Cost Fund Platform Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved for such Investment Portfolio.  We will provide a list of these Investment Portfolios upon request.  Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee.

Investment Portfolio Operating Expenses

There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units.  We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Transfer Fee

We impose no transfer fee for transfers made during the Accumulation Period.  We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance.  Any such fee would be used to recoup the cost of administering the transfer.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.  For a list of states and taxes, see Appendix C.

Income Taxes

Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value

Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.  If your Contract Value is zero, we reserve the right to surrender your Contract.

Accumulation Units

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Low Cost Fund Platform Fee and/or the ROP Enhanced Death Benefit Rider Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE:  On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

You can have access to the money in your Contract:

1. by making a withdrawal (either a partial or a complete withdrawal);

2. by electing to receive Annuity Payments; or

3. when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Period.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription fees.

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All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.

Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the Systematic Withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.

You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract.  We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

We may be required to suspend or postpone withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

4. during any other period when the SEC, by order, so permits for the protection of owners.

If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Internal Revenue Code and its regulations.

The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary.  The death benefit proceeds will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the death benefit or until new instructions are given by the Beneficiary.

Restricted Beneficiary

In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.

Standard Death Benefit Amount During the Accumulation Period

Assuming you have not elected the ROP Enhanced Death Benefit Rider, the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.

ROP Enhanced Death Benefit Rider

For an additional fee you can choose the ROP Enhanced Death Benefit Rider.  This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die at a time when your Contract Value is less than the Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older.  Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where:

(1)   is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or

(2)   is the Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.

If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn.  Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.  See Exhibit D for examples of the calculation of the Death Benefit Amount if you have elected the ROP Enhanced Death Benefit Rider.

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Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied.

The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following:

1.              if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:

(a) the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);

(b) ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or

(c) the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).

2.              the Annuity Date;

3.              the date the Contract to which this rider is attached terminates;

4.              the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;

5.              Subject to the step up in Contract Value described above, immediately following a spousal continuation.

Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.

Payment of the Death Benefit During the Accumulation Period

Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which allows non-spouse beneficiaries to stretch taxation across their lifetime).  If an election for the payment method is not received, the Company will pay the proceeds under Option 2.

OPTION 1 —lump sum payment of the Death Benefit Amount; or

OPTION 2 —the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

OPTION 3 —payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

•  continue the Contract in his or her own name at the then current Death Benefit Amount;

•  elect a lump sum payment of the Death Benefit Amount; or

•  apply the Death Benefit Amount to an Annuity Option.

A “spouse” is as defined under Federal law. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse. If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Annuity Payments (The Annuity Period)

Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date, unless you purchase a Florida Contract (which is 12 months from the date

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you purchase the contract), but may not be later than the Maximum Maturity Date.

The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date.  The terms of this required annuitization may vary by state.  For a Contract held as an IRA, once you attain age 70 ½, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account.  Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.

Annuity Payment Amount

On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee will be applied under the Annuity Option you selected.

Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.

Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies.  Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.

OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization.  Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject.  Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.  In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable

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annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Distributions from an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs.  Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are “qualified distributions” or “non-qualified distributions”.

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, including withdrawals to pay your Investment Advisor, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•  made on or after the taxpayer reaches age 59 1/2;

•  made on or after the death of an Owner;

•  attributable to the taxpayer’s becoming disabled; or

•  made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary.  If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

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Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

It is possible that the IRS may take the position that the ROP Enhanced Death Benefit Rider Fees are deemed to be taxable distributions to you.  Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includable in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange, the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts.  You can allocate some or all of your Account Value from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes.  If you have too much “investor control” of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the Contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Subaccounts, all investment decisions concerning the Subaccounts will be made by Us or an adviser in its sole and absolute discretion.

Contracts such as this one, with more than 20 underlying fund options, raise investor control concerns.  It is possible that the IRS may determine that due to the number of different underlying fund options and the fact that some underlying funds may have the same investment strategy, there is an investor control issue with this Contract.  However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the Contract holder and Us concerning the availability of particular options and based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance.  Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of

25

the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires.  The date set forth in (b) does not apply to traditional, SEP, or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs.  Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary.  If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.  If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.

Medicare Tax

A 3.8% Medicare contribution tax will be imposed on the “net investment income” of certain individuals whose income exceeds certain threshold amounts.  For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).  The 3.8% Medicare tax is imposed on the lesser of:

1.              the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

2.              the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2.  The IRS has issued proposed guidance regarding this income surtax.  You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice.  The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

Jefferson National Life Insurance Company (“the Company”)

The Company is subject to legal and regulatory proceedings in the ordinary course of its business.  These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provisions for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquires, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. In addition, recent regulatory

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activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

Jefferson National Securities Corporation (“JNSC”)

The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable.  For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile.  Escheatment is the formal, legal name for this process.  However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation.  To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change.  Please contact us to make such changes.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).  The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Separate Account

We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

Where permitted by law, we may:

•  create new Separate Accounts;

•  combine separate accounts, including combining the Separate Account with another separate account established by the Company;

•  transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

•  transfer the Separate Account to another insurance company;

•  add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

•  make the Sub-accounts available under other policies we issue;

•  add new Investment Portfolios or remove existing Investment Portfolios;

•  substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

•  deregister the Separate Account under the Investment Company Act of 1940; and

•  operate the Separate Account under the direction of a committee or in another form.

Distributor

Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.  Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The Registered Representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

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We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or Investment Advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

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Appendix A: Investment Options

Fund Name Investment Adviser	Objective	Early Cutoff *
Advisors Preferred Trust Managed by Advisors Preferred, LLC
Gold Bullion Strategy	Returns that reflect the performance of the price of Gold Bullion.	3:30PM
Alger Portfolios Managed by Fred Alger Management, Inc.
Alger Capital Appreciation (Class I-2)	Long term capital appreciation.
Alger Large Cap Growth (Class I-2)	Long term capital appreciation.
Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. Managed by AllianceBernstein L.P.
AB VPS Global Thematic Growth (Class B)	Long-term growth of capital.
AB VPS Growth and Income (Class A)	Long term growth of capital.
AB VPS International Growth (Class B)	Long-term growth of capital.
AB VPS International Value (Class B)	Long-term growth of capital.
AB VPS Small/Mid Cap Value (Class B)	Long term growth of capital.
ALPS Variable Investment Trust Managed by ALPS Advisors, Inc.
ALPS/Alerian Energy Infrastructure (Class III)	Investment results that correspond (before fees and expenses) generally to the price and yield performance of the Alerian Energy Infrastructure Index.
ALPS|RedRocks Listed Private Equity (Class III)	Maximize total return, which consists of appreciation on its investments and a variable income stream.
Morningstar Aggressive Growth ETF Asset Allocation (Class II)	Capital appreciation.
Morningstar Balanced ETF Asset Allocation (Class II)	Capital appreciation and some current income.
Morningstar Conservative ETF Asset Allocation (Class II)	Current income and preservation of capital.
Morningstar Growth ETF Asset Allocation (Class II)	Capital appreciation.
Morningstar Income & Growth ETF Asset Allocation (Class II)	Current income and capital appreciation.
American Century Variable Portfolios Managed by American Century Investment Management, Inc.
American Century VP Balanced (Class I)	Long-term capital growth & current income.
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.
American Century VP International (Class I)	Capital growth.
American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.
American Century VP Ultra (Class I)	Long-term capital growth.
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.
American Funds Insurance Series Managed by Capital Research and Management Company
American Funds Asset Allocation	High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Blue Chip Income and Growth	Income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Bond	As high level of current income as is consistent with the preservation of capital.
American Funds Capital Income Builder

Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

American Funds Global Bond	High level of total return consistent with prudent investment management over the long term.
American Funds Global Growth and Income	Long-term growth of capital while porviding current income.
American Funds Global Growth	Long-term growth of capital.
American Funds Global Small Cap	Long-term growth of capital.
American Funds Growth	Growth of capital.
American Funds Growth-Income	Long-term growth of capital and income.
American Funds High-Income Bond	High level of current income. Capital appreciation is secondary.
American Funds International	Long-term growth of capital.
American Funds International Growth and Income	Grotwh and dividend income.

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Fund Name Investment Adviser	Objective	Early Cutoff *
American Funds Managed Risk Asset Allocation	High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
American Funds Managed Risk Blue Chip Income and Growth

Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

American Funds U.S. Government/AAA Rated Securities	High level of current income consistent with preservation of capital.
American Funds Mortgage	Current income and preservation of capital.
American Funds New World	Long-term capital appreciation.
Blackrock Variable Series Funds, Inc. Managed by BlackRock Advisors, LLC
BlackRock Equity Dividend (Class III)	Long-term total return and current income.
BlackRock Global Allocation (Class III)	High total investment return.
BlackRock High Yield (Class III)	Maximize total return consistent with income generation and prudent investment management.
BlackRock iShares Alternatives Strategy	Long term growth of capital and risk adjusted returns.
BlackRock Advantage Large Cap Core (Class III) (formerly BlackRock Large Cap Core)	High total investment return.
BlackRock Large Cap Focus Growth (Class III) (formerly BlackRock Large Cap Growth)	Long-term capital growth.
BlackRock Advantage Large Cap Value (Class III) (formerly BlackRock Large Cap Value)	Long-term capital appreciation.
BlackRock Total Return (Class III)	Total return consistent with income generation and prudent investment management.
BlackRock U.S. Government Bond (Class III)	Total return consistent with income generation and prudent investment management.
Calvert Variable Products Managed by Calvert Research and Management
Calvert VP SRI Balanced (Class F)	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Columbia Management Investment Advisers, LLC Managed by Columbia Management Investment Advisers, LLC
Columbia VP - AQR Managed Futures Strategy	Positive absolute returns.
Columbia VP - Select Large-Cap Value (Class I)	Long-term capital appreciation.
Columbia VP - Select Smaller-Cap Value (Class I)	Long-term capital appreciation.
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation.
Columbia VP - Strategic Income (Class II)	Multi-asset fixed income.
Credit Suisse Trust Managed by Credit Suisse Asset Management
Credit Suisse Trust - Commodity Return Strategy	Total return.
Delaware VIP Trust. Managed by Delaware Management Company
Delaware VIP Small Cap Value Series	Capital Appreciation
DFA Investment Dimensions Group, Inc. Managed by Dimensional Fund Advisors LP
VA Global Bond	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA VA Equity Allocation	Long term capital appreciation.
DFA VA Global Moderate Allocation	Total return consisting of capital appreciation and current income.
VA International Small	Long-term capital appreciation.
VA International Value	Long-term capital appreciation.
VA Short-Term Fixed	Stable real return in excess of the rate of inflation with minimum risk.
VA US Large Value	Long-term capital appreciation.
VA US Targeted Value	Long-term capital appreciation.
Dreyfus Variable Investment Fund Managed by the Dreyfus Corporation
Dreyfus VIF International Value (Initial)	Long-term capital growth.

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Fund Name/Investment Adviser	Objective	Early Cutoff *
The Dreyfus Investment Portfolios Managed by the Dreyfus Corporation
Dreyfus Small Cap Stock Index	To match the performance of the S&P Small Cap 600 Index.
Dreyfus Sustainable U.S. Equity (formerly Dreyfus Socially Responsible Growth)	Capital growth with current income as a secondary goal.
Dreyfus Stock Index	To match the performance of the S&P 500 Index.
Eaton Vance Variable Trust Managed by Eaton Vance Management
Eaton Vance VT Floating-Rate Income	High level of current income.
Federated Insurance Series Various Investment Advisers
Federated High Income Bond II (Primary) Managed by Federated Investment Management Company	High current income.
Federated Kaufmann II (Service) Managed by Federated Equity Investment Management Company of Pennsylvania (subadvised by Federated Global Investment Management Corp.)	Capital appreciation.
Federated Managed Volatility II Managed by Federated Global Investment Management Cor., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania.	High current income and moderate capital appreciation.
Fidelity® Variable Insurance Products Managed by Fidelity Management & Research Company unless otherwise indicated.
Fidelity VIP Balanced (Service 2)	Income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund (Service 2)	Long-term capital appreciation.
Fidelity VIP Disciplined Small Cap (Service 2)	Capital appreciation.
Fidelity VIP Equity-Income (Service 2)	Reasonable income and capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on securities comprising the Standard & Poor’s 500 Index.
Fidelity VIP Freedom Income (Service 2)	High total return with a secondary objective of principal preservation.
Fidelity VIP Growth (Service 2)	Capital appreciation.
Fidelity VIP Growth & Income (Service 2)	High total return through a combination of current income and capital appreciation.
Fidelity VIP Growth Opportunities (Service 2)	Capital growth.
Fidelity VIP High Income (Service 2)	High level of current income, while also considering growth of capital.
Fidelity VIP International Capital Appreciation (Service 2)	Capital appreciation.
Fidelity VIP Investment Grade Bond (Service 2)	High a level of current income as is consistent with the preservation of capital.
Fidelity VIP Mid Cap (Service 2)	Long-term growth of capital.
Fidelity VIP Overseas (Service 2)	Long-term growth of capital.
Fidelity VIP Real Estate (Service 2) Managed by Fidelity SelectCo, LLC	Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 Index.
Fidelity VIP Strategic Income (Service 2)	High level of current income. The fund may also seek capital appreciation.
Fidelity VIP Value (Service 2)	Capital appreciation.
First Eagle Variable Funds Managed by First Eagle Investment Management, LLC
First Eagle Overseas Variable Fund	Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust Managed by Franklin Advisers, Inc. unless indicated otherwise
Franklin Global Real Estate VIP (Class 2) Managed by Franklin Templeton Institutional, LLC	High total return.
Franklin Income VIP (Class 2)	Maximize income while maintaining prospects for capital appreciation.
Franklin Mutual Shares VIP (Class 2) Managed by Franklin Mutual Advisers, LLC	Capital appreciation with income as its secondary goal.

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Fund Name Investment Adviser	Objective	Early Cutoff *
Franklin Rising Dividends VIP (Class 2)	Long-term capital appreciation.
Franklin Strategic Income VIP (Class 2)	High level of current income with capital appreciation over the long term as its secondary goal.
Franklin U.S. Government Securities VIP (Class 2)	Income.
Templeton Global Bond VIP (Class 2)	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Goldman Sachs Variable Insurance Trust Managed by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives

Achieve its investment objective by investing in a combination of underlying variable insurance funs and mutual funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Advisor”) or an affiliate now or in the future acts as investment adviser or principal underwriter (the “Underlying Funds”).

Guggenheim Variable Insurance Funds Managed by Security Investors, LLC unless indicated otherwise
Guggenheim VIF Floating Rate Strategies (Series F) Managed by Guggenheim Partners Investment Management, LLC	High level of current income while maximizing total return.
Guggenheim VIF Global Managed Futures Strategy	Positive total returns over time.
Guggenheim VIF High Yield (Series P)	High current income. Capital appreciation is a secondary objective.
Guggenheim VT Long Short Equity	Long-term capital appreciation.
Guggenheim VIF Multi-Hedge Strategies	Long-term capital appreciation with less risk than traditional equity funds.
Guggenheim VIF Small Cap Value (Series Q)	Long-term capital appreciation.
Guggenheim VIF StylePlus Large Growth (Series Y)	Long-term growth of capital.
Guggenheim VIF StylePlus Mid Growth (Series J)	Long-term growth of capital.
Guggenheim VIF U.S. Total Return Bond (Series E)	Provide total return, comprised of current income and capital appreciation.
Rydex VIF Banking	Capital appreciation.	3:50PM
Rydex VIF Basic Materials	Capital appreciation.	3:50PM
Rydex VIF Biotechnology	Capital appreciation.	3:50PM
Rydex VIF Commodities Strategy	Provide investment results that correlate to the performance of the S&P GSCI™ Commodity Index.	3:50PM
Rydex VIF Consumer Products	Capital appreciation.	3:50PM
Rydex VIF Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:55PM
Rydex VIF Electronics	Capital appreciation.	3:50PM
Rydex VIF Energy	Capital appreciation.	3:50PM
Rydex VIF Energy Services	Capital appreciation.	3:50PM
Rydex VIF Europe 1.25x Strategy	Investment results that correlate to 125% of the daily price movement of the Dow Jones Stoxx 50 Index.	3:55PM
Rydex VIF Financial Services	Capital appreciation.	3:50PM
Rydex VIF Government Long Bond 1.2x Strategy	Investment results that correspond to 120% of the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Health Care	Capital appreciation.	3:50PM
Rydex VIF High Yield Strategy	Investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	3:45PM
Rydex VIF Internet	Capital appreciation.	3:50PM
Rydex VIF Inverse Dow 2x Strategy	Investment returns that inversely correlate to 200% of the daily performance of the DJIA.	3:55PM
Rydex VIF Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:55PM
Rydex VIF Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the performance of the NASDAQ 100 Index.	3:55PM
Rydex VIF Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:55PM
Rydex VIF Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:55PM

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Fund Name Investment Adviser	Objective	Early Cutoff *
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average on a daily basis.	3:55PM
Rydex VIF Leisure	Capital appreciation.	3:50PM
Rydex VIF Mid-Cap 1.5x Strategy	Investment results that correlate to 150% of the performance of the S&P MidCap 400® Index on a daily basis.	3:55PM
Rydex VIF NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:55PM
Rydex VIF NASDAQ-100 2x Strategy	Investment returns that correlate to 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:55PM
Rydex VIF Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:55PM
Rydex VIF Precious Metals	Capital appreciation.	3:50PM
Rydex VIF Real Estate	Capital appreciation.	3:50PM
Rydex VIF Retailing	Capital appreciation.	3:50PM
Rydex VIF Russell 2000 1.5x Strategy	Investment results that correlate to 150% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF Russell 2000 2x Strategy	Investment results that correlate to 200% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:50PM
Rydex VIF S&P 500 2x Strategy	Investment results that correlate to 200% of the performance of the S&P 500 index on a daily basis.	3:55PM
Rydex VIF S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:50PM
Rydex VIF S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:50PM
Rydex VIF Strengthening Dollar 2x Strategy	Investment results that correlate to 200% of the performance of the U.S. Dollar Index on a daily basis.	3:55PM
Rydex VIF Technology	Capital appreciation.	3:50PM
Rydex VIF Telecommunications	Capital appreciation.	3:50PM
Rydex VIF Transportation	Capital appreciation.	3:50PM
Rydex VIF Utilities	Capital appreciation.	3:50PM
Rydex VIF Weakening Dollar 2X Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index.	3:55PM
INVESCO Variable Insurance Funds Managed by Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation (Series II)	Total return with a low to moderate correlation to traditional financial market indices.
Invesco V.I. Comstock (Series I)	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Core Equity (Series I)	Long term growth of capital.
Invesco V.I. Core Plus Bond (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Diversified Dividend (Series I)	Provide reasonable current income and long-term growth of income and capital.
Invesco V.I. Equity and Income (Series I)	Both capital appreciation and current income.
Invesco V.I. Global Real Estate (Series I)	Total return through growth of capital and current income.
Invesco V.I. Government Money Market (Series I)	To provide current income as is consistent with preservation of capital and daily liquidity.
Invesco V.I. Government Securities (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Growth and Income (Series I)	Seek long term growth of capital and income.
Invesco V.I. Health Care (Series I) (formerly Invesco V.I. Global Health Care)	Long term growth of capital.

33

Fund Name Investment Adviser	Objective	Early Cutoff *
Invesco V.I. High Yield (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth (Series I)	Long-term growth of capital.
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.
Invesco V.I. Technology (Series I)	Long-term growth of capital.
Ivy Variable Insurance Portfolios Managed by Waddell & Reed Investment Management Company
Ivy VIP Asset Strategy (Class A)	Total return.
Ivy VIP Balanced (Class A)	Total return through a combination of capital appreciation and current income.
Ivy VIP Bond (Class A)	Current income consistent with preservation of capital.
Ivy VIP Energy (Class A)	Capital growth and appreciation.
Ivy VIP Global Bond (Class A)	A high level of current income. Capital appreciation is a secondary objective.
Ivy VIP Natural Resources (Class A) (formerly Ivy Global Natural Resources)	Capital growth and appreciation.
Ivy VIP High Income (Class A)	Total return through a combination of high current income and capital appreciation.
Ivy VIP Limited Term Bond (Class A)	Current income consistent with preservation of capital.
Ivy VIP Mid Cap Growth (Class A)	Growth of capital.
Ivy VIP Science and Technology (Class A)	Growth of capital.
Ivy VIP Value (Class A)	Capital appreciation.
Janus Henderson Series Managed by Janus Capital Management LLC
Janus Henderson Balanced (Institutional) (formerly Janus Aspen Balanced)	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise (Institutional) (formerly Janus Aspen Enterprise)	Long-term growth of capital.
Janus Henderson Flexible Bond (Service) (formerly Janus Aspen Flexible Bond)	Maximum total return, consistent with preservation of capital.
Janus Henderson Forty (Institutional) (formerly Janus Aspen Forty)	Long-term growth of capital.
Janus Henderson Global Research (Institutional) (formerly Janus Aspen Global Research)	Long term growth of capital.
Janus Henderson Global Unconstrained Bond (Service) (formerly Janus Aspen Globan Unconstrained Bond)	Maximize total return, consistent with preservation of capital.
Janus Henderson U.S. Low Volatility (Service) (formerly Janus Aspen INTECH U.S. Low Volatility)	Capital appreciation.
Janus Henderson Research (Institutional) (formerly Janus Aspen Janus)	Long-term growth of capital.
Janus Henderson Overseas (Institutional) (formerly Janus Aspen Overseas)	Long-term growth of capital.
Janus Henderson Mid Cap Value (Institutional)	Capital appreciation.
John Hancock Variable Insurance Trust Managed by John Hancock Investment Management Services, LLC
Emerging Markets Value	Long term capital appreciation.
JP Morgan Insurance Trust Managed by J.P. Morgan Investment Management Inc.
JP Morgan Global Allocation	Long term total return.
JP Morgan Income Builder	Capital appreciation.
Lazard Retirement Series, Inc. Managed by Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity	Long-term capital appreciation.
Lazard Retirement Global Dynamic Multi Asset	Total return with volatility of approximately 10% over a full market cycle.
Lazard Retirement International Equity	Long-term capital appreciation.
Lazard Retirement U.S. Small-Mid Cap Equity	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust Managed by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Aggressive Growth (Class I)	Capital appreciation.
ClearBridge Variable Dividend Strategy (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.

34

Fund Name Investment Adviser	Objective	Early Cutoff *
ClearBridge Variable Large Cap Growth (Class I)	Long-term growth of capital.
ClearBridge Variable Small Cap Growth (Class II)	Long-term growth of capital.
QS Legg Mason Dynamic Multi-Strategy (Class II)	The highest total return (a combination of income and long-term capital appreciation) over time, consistent with its asset mix; seeking to reduce volatility is a secondary objective.
Western Asset Variable Global High Yield Bond (Class I)	To maximize total return.
Lord Abbett Series Fund, Inc. Managed by Lord, Abbett & Co. LLC
Lord Abbett Bond Debenture (Class VC)	High current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Calibrated Dividend Growth (Class VC)	Current income and capital appreciation.
Lord Abbett Growth and Income (Class VC)	Long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities (Class VC)	Long-term capital appreciation.
Mainstay VP Funds Trust Managed by New York Life Investment Management LLC
MainStay VP MacKay Convertible (Service Class 2) (formerly MainStay VP Convertible)	Capital appreciation together with current income.
Merger Fund VL Managed by Westchester Capital Management, LLC
The Merger Fund VL	Capital growth by engaging in merger arbitrage.
MFS Variable Insurance Trust Managed by MFS
MFS Growth Series	Capital appreciation.
MFS Value Series	Capital appreciation.
Nationwide Variable Insurance Trust Managed by Nationwide Fund Advisors
DFA Nationwide VIT Capital Appreciation (Class P)	Growth of capital and secondarily current income.
DFA Nationwide VIT Moderate (Class P)	High level of total return consistent with moderate level of risk.
DoubleLine NVIT Total Return Tactical	Total return.
Nationwide VIT Bond Index (Class Y)	To match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide VIT International Index (Class Y)	To match the performance of the MSCI EAFE Index as closely as possible before the deduction of Fund expenses.
Nationwide VIT Mid Cap Index (Class Y)	Capital appreciation.
Nationwide VIT Multi-Manager International Value (Class I)	Long term capital appreciation.
Nationwide VIT Multi-Manager Mid Cap Value (Class I)	Long term capital appreciation.
Nationwide VIT Fund	Total return through a flexible combination of capital appreciation and current income.
Nationwide VIT S&P 500 Index (Class Y)	Long-term capital appreciation.
Nationwide VIT Small Cap Index (Class Y)	To match the performance of the Russell 2000 Index as closely as possible before the deduction of Fund expenses.
Neuberger Berman NVIT Socially Responsible (Class I)	Long term growth of capital by investing primarily in securities of companies that meet the Funds’ financial criteria and social policy.
Neuberger Berman Advisers Management Trust Managed by Neuberger Berman Management LLC
Neuberger Berman U.S. Equity Index PutWrite Strategy (Class S)	Capital appreciation with an emphasis on absolute (i.e. positive) returns.
Neuberger Berman AMT Large Cap Value (Class I)	Long term growth of capital.
Neuberger Berman AMT Mid-Cap Growth (Class I)	Growth of capital.
Neuberger Berman AMT Mid-Cap Intrinsic Value (Class I)	Growth of capital.
Neuberger Berman AMT Short Duration Bond (Class I)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Northern Lights Variable Trust Various Investment Advisers
7Twelve Balanced Portfolio Managed by 7Twelve Advisors, LLC	Superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
BTS Tactical Fixed Income Managed by BTS Asset Management, Inc.	Total return.
Power Dividend Index Managed by W.E. Donaghue	Total return.

35

Fund Name Investment Adviser	Objective	Early Cutoff *
Power Momentum Index Managed by W.E. Donaghue	Total return.
Power Income (Class 2) Managed by W.E. Donoghue & Co., Inc.	Total return from income and capital appreciation with capital preservation as a secondary objective.
Probabilities Fund Managed by Probabilities Fund Management, LLC	Capital appreciation.
TOPS Aggressive Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.
TOPS Balanced ETF (Class 1) Managed by Valmark Advisers, Inc.	Income and capital appreciation.
TOPS Conservative ETF (Class 1) Managed by Valmark Advisers, Inc.	Preserve capital and provide moderate income and moderate capital appreciation.
TOPS Conservative ETF (Class 2) Managed by Valmark Advisers, Inc.	To preserve capital and provide moderate income and moderate capital appreciation.
TOPS Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.
TOPS Managed Risk Balanced ETF (Class 1) Managed by Valmark Advisers, Inc.	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS Managed Risk Balanced ETF (Class 2) Managed by Valmark Advisers, Inc.	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS Managed Risk Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Moderate Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Moderate Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Moderate Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.
Oppenheimer Variable Account Funds Managed by OFI Global Asset Management, Inc.
Oppenheimer Total Return Bond/VA (Service)	Total return.
Oppenheimer Global /VA (Service)	Capital appreciation.
Oppenheimer Global Multi-Alternatives/VA (Service)	Total return.
Oppenheimer Global Strategic Income/VA (Service)	Total return.
Oppenheimer International Growth/VA (Service)	Capital appreciation.
Oppenheimer Main Street /VA (Service)	Capital appreciation.
PIMCO Variable Insurance Trust Managed by PIMCO
PIMCO All Asset (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO All Asset All Authority (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO All Asset All Authority (Inst. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.
PIMCO Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Core Bond(Hedged) (Admin. Class)	Total return which exceeds that of its benchmarks, consistent with prudent investment management.
PIMCO Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Multi-Asset Managed Allocation (Admin. Class)	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index
PIMCO High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

36

Fund Name Investment Adviser	Objective	Early Cutoff *
PIMCO Income (Admin. Class)	Maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Long-Term U.S. Government (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Unconstrained Bond (Admin. Class)	Maximum long-term return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust Managed by Pioneer Investment Management, Inc.
Pioneer Bond VCT (Class II)	Current income.
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.
Pioneer Fund VCT (Class II)	Reasonable income and capital growth.
Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.
Pioneer Strategic Income VCT (Class II)	A high level of current income.
ProFunds Managed by ProFund Advisors
Access VP High Yield	Seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.	2:55PM
ProFunds VP Asia 30	Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.	3:55PM
ProFunds VP Banks	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Banks Index.	3:55PM
ProFunds VP Basic Materials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials Index.	3:55PM
ProFunds VP Bear

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Biotechnology	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Biotechnology Index.	3:55PM
ProFunds VP Bull (Investor Class)	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500.	3:55PM
ProFunds VP Consumer Goods	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Goods Index.	3:55PM
ProFunds VP Consumer Services	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Services Index.	3:55PM
ProFunds VP Emerging Markets	Seeks investment results, before fees and expenses, that correspond to the performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.	3:55PM
ProFunds VP Europe 30	Seeks investment results, before fees and expenses, that correspond to the performance of the Pro-Funds Europe 30 Index.	3:55PM
ProFunds VP Falling US Dollar	Seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index.	3:55PM
ProFunds VP Financials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Financials Index.	3:55PM
ProFunds VP Government Money Market	Seeks a high level of current income consistent with liquidity and preservation of capital.	3:55PM
ProFunds VP Health Care	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health Care Index.	3:55PM
ProFunds VP Industrials	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.	3:55PM

37

Fund Name Investment Adviser	Objective	Early Cutoff *
ProFunds VP International	Seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.	3:55PM
ProFunds VP Internet	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet Composite Index.	3:55PM
ProFunds VP Japan

Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average. Seeks return consistent with investment of equities of the Index hedged to US dollars that is not affected by currency movements in the yen versus the US dollar.

3:55PM
ProFunds VP Large-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index.	3:55PM
ProFunds VP Large-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index.	3:55PM
ProFunds VP Mid-Cap	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400.	3:55PM
ProFunds VP Mid-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index.	3:55PM
ProFunds VP Mid-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index.	3:55PM
ProFunds VP NASDAQ-100	Seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100 Index.	3:55PM
ProFunds VP Oil and Gas	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil and Gas Index.	3:55PM
ProFunds VP Pharmaceuticals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index.	3:55PM
ProFunds VP Precious Metals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious Metals Index.	3:55PM
ProFunds VP Real Estate	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real Estate Index.	3:55PM
ProFunds VP Rising Rates Opportunity

Seeks investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Semiconductor	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Semiconductors Index.	3:55PM
ProFunds VP Short Emerging Markets

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short International

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short Mid-Cap

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short NASDAQ-100

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short Small-Cap

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Small Cap	Seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000 Index.	3:55PM
ProFunds VP Small-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index.	3:55PM

38

Fund Name Investment Adviser	Objective	Early Cutoff *
ProFunds VP Small-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index.	3:55PM
ProFunds VP Technology	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Technology Index.	3:55PM
ProFunds VP Telecommunications	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S Telecommunications Index.	3:55PM
ProFunds VP U.S. Government Plus

Seeks investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraBull

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraMid-Cap

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraNASDAQ-100

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraShort NASDAQ-100

Seeks investment results, before fees and expenses, that correspond to twice (2x the inverse (opposite) of the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraSmall-Cap

Seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Utilities	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.	3:55PM
Putnam Variable Trust Managed by Putnam Management
Putnam VT Diversified Income (Class IB)	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam VT Equity Income (Class IB)	Capital growth and current income.
Putnam VT High Yield (Class IB)	High current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT Income (Class IB)	High current income consistent with what Putnam Management believes to be prudent risk.
Putnam VT Mortgage Securities (Class IB) (formerly Putnam VT American Government Income)	High level of current income as Putnam Investment Management LLC believes is consistent with preservatoin of capital.
Putnam VT Multi Asset Absolute Return (Class IB) (formerly Putnam Absolute Return 500)	Positive total return.
Redwood Investment Management, LLC Managed by Redwood
Redwood Managed Volatility Portfolio	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
Royce Capital Fund Managed by Royce & Associates, LLC
Royce Micro-Cap (Investment Class)	Long-term growth of capital.
Royce Small-Cap (Investment Class)	Long-term growth of capital.
SEI Insurance Products Trust Managed by SEI Investments Management Corporation
SEI VP Balanced Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI VP Conservative Strategy	Manage risk of loss while providing the opportunity for modest capital appreciation.
SEI VP Defensive Strategy	Manage risk of loss while providing the opportunity for limited capital appreciation.

39

Fund Name Investment Adviser	Objective	Early Cutoff *
SEI VP Market Growth Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI VP Market Plus Strategy	Long-term capital appreciation.
SEI VP Moderate Strategy	Capital appreciation, while managing the risk of loss.
T. Rowe Price Equity Series, Inc. Managed by T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth (Class II)	Long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Income	High level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Health Sciences (Class II)	Long term capital appreciation.
T. Rowe Price Limited-Term Bond (Class II)	High level income consistent with moderate fluctuations of principle value.
The Timothy Plan Managed by Timothy Partners, Ltd.
Timothy Plan Conservative Growth VS	Moderate levels of long-term capital growth.
Timothy Plan Strategic Growth VS	Medium to high levels of long-term capital growth.
Third Avenue Variable Series Trust Managed by Third Avenue Management, LLC
Third Avenue Value	Long-term capital appreciation.
Tortoise Capital Advisors, L.L.C Managed by Tortoise Capital Advisors, L.L.C.
Tortoise VIP MLP & Pipeline	Total return.
VanEck VIP Trust Managed by Van Eck Associates Corporation
VanEck VIP Emerging Markets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Global Gold (Class S)	Long-term capital appreciation by investing in common stocks of gold-mining companies.
VanEck VIP Global Hard Assets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Unconstrained Emerging Markets Bond (Initial Class)	High total return-income plus capital appreciation.
Vanguard Variable Insurance Fund Managed by The Vanguard Group, Inc. unless indicated otherwise
Vanguard Balanced Managed by Wellington Management Company, LLP	Long-term capital appreciation and reasonable current income.	2:30PM
Vanguard Capital Growth Managed by PRIMECAP Management Company	Long-term capital appreciation.	2:30PM
Vanguard Diversified Value Managed by Barrow, Hanley, Mewhinney & Strauss, LLC	Long-term capital appreciation and income.	2:30PM
Vanguard Equity Income Managed by Wellington Management Company, LLP and The Vanguard Group, Inc.	An above-average level of current income and reasonable long-term capital appreciation.	2:30PM
Vanguard Equity Index	To track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	2:30PM
Vanguard Growth Managed by Delaware Investment Fund Advisers, Wellington Management Company, LLP, and William Blair & Company	Long-term capital appreciation.	2:30PM
Vanguard High Yield Bond Managed by Wellington Management Company, LLP	High level of current income.	2:30PM
Vanguard International Managed by Baillie Gifford Overseas Ltd., M&G Investment Management Limited, Schroder Investment Management North American Inc.	Long-term capital appreciation.	2:30PM
Vanguard Mid-Cap Index	Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	2:30PM
Vanguard REIT Index	Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	2:30PM
Vanguard Short-Term Investment Grade	Current income while maintaining limited price volatility.	2:30PM
Vanguard Small Company Growth Managed by Granahan Investment Management, Inc., The Vanguard Group, Inc.	Long-term capital appreciation.	2:30PM
Vanguard Total Bond Market Index	Track the performance of a broad, market-weighted bond index.	2:30PM

40

Fund Name Investment Adviser	Objective	Early Cutoff *
Vanguard Total Stock Market Index	Track the performance of a benchmark index that measures the investment return of the overall stock market.	2:30PM
Virtus Variable Insurance Trust Managed by Virtus Investment Advisers, Inc.
Virtus Duff & Pheps International Series I	High total return consistent with reasonable risk.
Virtus Newfleet Multi-Sector Intermediate Bond Series A	Long-term total return.
Virtus Duff & Phelps Real Estate Securities Series A	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Advantage Variable Trust Managed by Wells Fargo Funds Management, LLC
Wells Fargo Advantage VT Discovery (Class 2)	Long term capital appreciation.
Wells Fargo Advantage VT Opportunity (Class 2)	Long-term capital appreciation.

* We must receive transfer requests involving these Investment Portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these Investment Portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time will be processed on the next business day.  This restriction applies only to transfers between sub-accounts involving an Investment Portfolio that imposes an early cut-off.  It does not apply to Purchase Payments or Contract Withdrawals.

41

Appendix B

Jefferson National Life Insurance Company

Jefferson National Life Annuity Account G - Monument Advisor

CONDENSED FINANCIAL INFORMATION

The tables below provide per unit information about the financial history of each Sub-account.

The inception of the funds is May 4, 2005 unless otherwise noted.

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VARIABLE PRODUCTS SERIES FUND, INC.:
Global Thematic Growth Portfolio (inception November 19, 2010)
Beginning AUV	$11.883	$11.988	$11.679	$11.143	$9.065	$8.005	$10.451	$10.011	N/A	N/A
Ending AUV	$16.196	$11.883	$11.988	$11.679	$11.143	$9.065	$8.005	$10.451	N/A	N/A

Ending number of AUs (000s)	99	25	33	21	32	32	8	0	N/A	N/A

Growth and Income Portfolio (inception May 1, 2006)
Beginning AUV	$19.899	$17.879	$17.580	$16.048	$11.891	$10.118	$9.517	$8.415	$6.965	$11.726
Ending AUV	$23.665	$19.899	$17.879	$17.580	$16.048	$11.891	$10.118	$9.517	$8.415	$6.965

Ending number of AUs (000s)	518	511	444	421	331	173	80	42	45	35

International Growth Portfolio (inception May 1, 2008)
Beginning AUV	$8.167	$8.788	$8.984	$9.113	$8.041	$6.978	$8.312	$7.381	$5.301	$10.085
Ending AUV	$10.996	$8.167	$8.788	$8.984	$9.113	$8.041	$6.978	$8.312	$7.381	$5.301

Ending number of AUs (000s)	329	159	148	168	150	86	77	64	46	22

International Value Portfolio (inception May 1, 2008)
Beginning AUV	$7.284	$7.343	$7.171	$7.666	$6.246	$5.470	$6.789	$6.509	$4.845	$10.080
Ending AUV	$9.112	$7.284	$7.343	$7.171	$7.666	$6.246	$5.470	$6.789	$6.509	$4.845

Ending number of AUs (000s)	247	227	197	183	261	77	60	54	34	70

Small Mid Cap Value Portfolio (inception May 1, 2006)
Beginning AUV	$23.668	$18.966	$20.111	$18.459	$13.412	$11.321	$12.389	$9.787	$6.860	$10.677
Ending AUV	$26.709	$23.668	$18.966	$20.111	$18.459	$13.412	$11.321	$12.389	$9.787	$6.860

Ending number of AUs (000s)	386	436	297	336	285	266	265	208	117	97

ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio (inception November 15, 2013)
Beginning AUV	$8.421	$7.881	$8.993	$9.316	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.369	$8.421	$7.881	$8.993	$9.316	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	507	650	274	152	41	N/A	N/A	N/A	N/A	N/A

THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$35.132	$34.957	$32.919	$28.938	$21.406	$18.094	$18.149	$15.917	$10.534	$19.199
Ending AUV	$46.052	$35.132	$34.957	$32.919	$28.938	$21.406	$18.094	$18.149	$15.917	$10.534

Ending number of AUs (000s)	374	355	486	409	396	260	222	109	110	65

Large Cap Growth Portfolio
Beginning AUV	$22.224	$22.409	$22.031	$19.850	$14.695	$13.376	$13.422	$11.838	$8.022	$14.898
Ending AUV	$28.549	$22.224	$22.409	$22.031	$19.850	$14.695	$13.376	$13.422	$11.838	$8.022

Ending number of AUs (000s)	77	89	101	161	169	106	75	71	93	106

Mid Cap Growth Portfolio
Beginning AUV	$20.201	$20.007	$20.325	$18.817	$13.852	$11.920	$12.996	$10.886	$7.176	$17.231
Ending AUV	$26.220	$20.201	$20.007	$20.325	$18.817	$13.852	$11.920	$12.996	$10.886	$7.176

Ending number of AUs (000s)	63	58	38	66	70	35	44	87	95	19

42

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II (inception May 1, 2013)
Beginning AUV	$10.486	$7.447	$11.997	$10.720	$9.850	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.398	$10.486	$7.447	$11.997	$10.720	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,229	1,124	871	594	311	N/A	N/A	N/A	N/A	N/A

ALPS Red Rock Listed Private Equity Portfolio (inception May 1, 2015)
Beginning AUV	$9.987	$9.250	$9.250	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.480	$9.987	$9.250	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	69	49	26	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Morningstar Aggressive Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$14.035	$12.620	$12.988	$12.432	$10.525	$9.217	$9.706	$8.425	$6.619	$10.114
Ending AUV	$16.813	$14.035	$12.620	$12.988	$12.432	$10.525	$9.217	$9.706	$8.425	$6.619

Ending number of AUs (000s)	149	86	45	30	45	4	1	3	3	—

Morningstar Balanced ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$14.007	$12.913	$13.206	$12.636	$11.296	$10.194	$10.285	$9.214	$7.709	$10.080
Ending AUV	$15.874	$14.007	$12.913	$13.206	$12.636	$11.296	$10.194	$10.285	$9.214	$7.709

Ending number of AUs (000s)	730	714	652	398	281	235	247	242	89	59

Morningstar Conservative ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$12.707	$12.148	$12.297	$11.966	$11.666	$11.089	$10.751	$10.106	$9.334	$10.019
Ending AUV	$13.496	$12.707	$12.148	$12.297	$11.966	$11.666	$11.089	$10.751	$10.106	$9.334

Ending number of AUs (000s)	313	292	178	360	344	303	148	156	144	28

Morningstar Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$14.137	$12.887	$13.219	$12.641	$10.847	$9.606	$9.973	$8.759	$7.027	$10.102
Ending AUV	$16.582	$14.137	$12.887	$13.219	$12.641	$10.847	$9.606	$9.973	$8.759	$7.027

Ending number of AUs (000s)	606	465	391	281	175	151	161	75	37	1

Morningstar Income and Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$13.311	$12.513	$12.727	$12.320	$11.478	$10.641	$10.527	$9.669	$8.534	$10.048
Ending AUV	$14.634	$13.311	$12.513	$12.727	$12.320	$11.478	$10.641	$10.527	$9.669	$8.534

Ending number of AUs (000s)	290	221	150	182	153	146	61	61	26	5

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
Balanced Fund
Beginning AUV	$19.930	$18.628	$19.120	$17.405	$14.822	$13.257	$12.586	$11.275	$9.763	$12.255
Ending AUV	$22.703	$19.930	$18.628	$19.120	$17.405	$14.822	$13.257	$12.586	$11.275	$9.763

Ending number of AUs (000s)	485	369	262	122	129	133	70	78	101	77

VP Income & Growth Fund
Beginning AUV	$21.526	$18.969	$20.099	$17.865	$13.153	$11.463	$11.117	$9.739	$8.247	$12.607
Ending AUV	$25.936	$21.526	$18.969	$20.099	$17.865	$13.153	$11.463	$11.117	$9.739	$8.247

Ending number of AUs (000s)	392	406	333	326	234	340	67	66	54	82

VP Inflation Protection Fund
Beginning AUV	$14.758	$14.138	$14.495	$14.032	$15.332	$14.278	$12.777	$12.157	$11.028	$11.207
Ending AUV	$15.300	$14.758	$14.138	$14.495	$14.032	$15.332	$14.278	$12.777	$12.157	$11.028

Ending number of AUs (000s)	550	543	342	223	199	428	409	334	246	123

VP International Fund
Beginning AUV	$16.887	$17.870	$17.735	$18.769	$15.333	$12.655	$14.387	$12.699	$9.494	$17.206
Ending AUV	$22.157	$16.887	$17.870	$17.735	$18.769	$15.333	$12.655	$14.387	$12.699	$9.494

Ending number of AUs (000s)	115	115	151	121	94	116	88	64	50	84

43

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Large Company Value Fund (inception May 1, 2007)
Beginning AUV	$15.269	$13.249	$13.786	$12.214	$9.300	$7.990	$7.901	$7.120	$5.931	$9.457
Ending AUV	$16.960	$15.269	$13.249	$13.786	$12.214	$9.300	$7.990	$7.901	$7.120	$5.931

Ending number of AUs (000s)	136	320	324	124	78	63	47	13	17	11

VP Mid Cap Value Fund (inception November 20, 2009)
Beginning AUV	$26.540	$21.602	$21.916	$18.825	$14.468	$12.437	$12.524	$10.502	$9.991	N/A
Ending AUV	$29.643	$26.540	$21.602	$21.916	$18.825	$14.468	$12.437	$12.524	$10.502	N/A

Ending number of AUs (000s)	281	376	424	688	474	364	125	47	—	N/A

VP Ultra Fund (inception May 1, 2007)
Beginning AUV	$20.486	$19.614	$18.457	$16.780	$12.241	$10.745	$10.632	$9.159	$6.811	$11.638
Ending AUV	$27.088	$20.486	$19.614	$18.457	$16.780	$12.241	$10.745	$10.632	$9.159	$6.811

Ending number of AUs (000s)	207	133	91	36	97	55	116	14	2	80

VP Value Fund
Beginning AUV	$24.135	$20.033	$20.842	$18.431	$13.992	$12.212	$12.090	$10.659	$8.893	$12.144
Ending AUV	$26.246	$24.135	$20.033	$20.842	$18.431	$13.992	$12.212	$12.090	$10.659	$8.893

Ending number of AUs (000s)	458	524	368	415	266	187	195	181	149	107

AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation Fund (inception November 15, 2013)
Beginning AUV	$11.886	$10.888	$10.766	$10.237	$10.036	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.777	$11.886	$10.888	$10.766	$10.237	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,727	1,259	1,101	345	14	N/A	N/A	N/A	N/A	N/A

Blue Chip Income and Growth Fund (inception November 15, 2013)
Beginning AUV	$13.717	$11.576	$11.960	$10.388	$10.023	N/A	N/A	N/A	N/A	N/A
Ending AUV	$16.008	$13.717	$11.576	$11.960	$10.388	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	933	752	220	169	10	N/A	N/A	N/A	N/A	N/A

Bond Fund (inception November 15, 2013)
Beginning AUV	$10.719	$10.426	$10.434	$9.924	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.071	$10.719	$10.426	$10.434	$9.924	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	537	293	670	572	7	N/A	N/A	N/A	N/A	N/A

Global Bond Fund (inception November 15, 2013)
Beginning AUV	$9.910	$9.676	$10.107	$9.992	$10.008	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.567	$9.910	$9.676	$10.107	$9.992	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	195	159	118	53	1	N/A	N/A	N/A	N/A	N/A

Growth Fund (inception November 15, 2013)
Beginning AUV	$13.111	$12.004	$11.263	$10.405	$10.057	N/A	N/A	N/A	N/A	N/A
Ending AUV	$16.779	$13.111	$12.004	$11.263	$10.405	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,909	1,042	664	203	10	N/A	N/A	N/A	N/A	N/A

Growth-Income Fund (inception November 15, 2013)
Beginning AUV	$12.963	$11.652	$11.512	$10.433	$10.043	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.825	$12.963	$11.652	$11.512	$10.433	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,373	896	644	214	10	N/A	N/A	N/A	N/A	N/A

High-Income Bond Fund (inception November 15, 2013)
Beginning AUV	$11.016	$9.392	$10.145	$10.109	$10.009	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.746	$11.016	$9.392	$10.145	$10.109	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	911	700	63	29	9	N/A	N/A	N/A	N/A	N/A

44

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AMERICAN FUNDS INSURANCE SERIES: (continued)
International Fund (inception November 15, 2013)
Beginning AUV	$10.056	$9.743	$10.229	$10.531	$10.079	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.264	$10.056	$9.743	$10.229	$10.531	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,691	1,123	719	283	17	N/A	N/A	N/A	N/A	N/A

Managed Risk Asset Allocation Fund (inception November 15, 2013)
Beginning AUV	$11.167	$10.409	$10.522	$10.225	$10.034	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.820	$11.167	$10.409	$10.522	$10.225	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	243	162	102	79	15	N/A	N/A	N/A	N/A	N/A

Managed Risk Blue Chip Income and Growth Fund (inception November 15, 2013)
Beginning AUV	$11.762	$10.373	$11.205	$10.365	$10.028	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.530	$11.762	$10.373	$11.205	$10.365	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	223	114	32	59	2	N/A	N/A	N/A	N/A	N/A

Mortgage Fund (inception November 15, 2013)
Beginning AUV	$10.771	$10.559	$10.390	$9.897	$10.010	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.876	$10.771	$10.559	$10.390	$9.897	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	291	251	583	39	0	N/A	N/A	N/A	N/A	N/A

New World Fund (inception July 31, 2015)
Beginning AUV	$9.993	$9.514	$10.050	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.897	$9.993	$9.514	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,214	530	125	N/A	N/A	N/A	N/A	N/A	N/A	N/A

AMUNDI PIONEER ASSET MANAGEMENT TRUST:
Bond Portfolio (inception (inception November 9, 2007)
Beginning AUV	$16.299	$15.684	$15.673	$14.815	$14.694	$13.553	$12.862	$11.806	$10.065	$10.154
Ending AUV	$16.893	$16.299	$15.684	$15.673	$14.815	$14.694	$13.553	$12.862	$11.806	$10.065

Ending number of AUs (000s)	860	767	814	756	319	312	316	365	157	50

Equity Income Portfolio
Beginning AUV	$24.842	$20.783	$20.737	$18.390	$14.274	$12.980	$12.272	$10.293	$9.038	$13.000
Ending AUV	$28.612	$24.842	$20.783	$20.737	$18.390	$14.274	$12.980	$12.272	$10.293	$9.038

Ending number of AUs (000s)	399	300	244	332	221	211	372	208	139	225

Fund Portfolio
Beginning AUV	$21.379	$19.503	$19.576	$17.672	$13.288	$12.086	$12.662	$10.941	$8.760	$13.346
Ending AUV	$25.944	$21.379	$19.503	$19.576	$17.672	$13.288	$12.086	$12.662	$10.941	$8.760

Ending number of AUs (000s)	39	48	18	50	49	46	30	103	139	160

High Yield Portfolio
Beginning AUV	$20.110	$17.679	$18.461	$18.515	$16.560	$14.312	$14.610	$12.417	$7.759	$12.055
Ending AUV	$21.519	$20.110	$17.679	$18.461	$18.515	$16.560	$14.312	$14.610	$12.417	$7.759

Ending number of AUs (000s)	134	151	125	147	237	187	158	205	294	134

Mid Cap Value Portfolio
Beginning AUV	$21.989	$18.919	$20.202	$17.598	$13.256	$11.961	$12.703	$10.775	$8.602	$12.986
Ending AUV	$24.819	$21.989	$18.919	$20.202	$17.598	$13.256	$11.961	$12.703	$10.775	$8.602

Ending number of AUs (000s)	52	63	60	141	41	65	165	225	158	142

Strategic Income Portfolio (inception November 1, 2006)
Beginning AUV	$17.057	$15.894	$16.139	$15.562	$15.420	$13.870	$13.657	$12.262	$9.488	$10.744
Ending AUV	$17.866	$17.057	$15.894	$16.139	$15.562	$15.420	$13.870	$13.657	$12.262	$9.488

Ending number of AUs (000s)	769	759	948	823	825	742	417	559	582	296

45

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
BLACKROCK VARIABLE SERIES TRUST FUNDS:
Advantage Large Cap Core V.I. Fund (inception November 18, 2011)
Beginning AUV	$19.172	$17.388	$17.347	$15.478	$11.620	$10.338	$9.991	N/A	N/A	N/A
Ending AUV	$23.383	$19.172	$17.388	$17.347	$15.478	$11.620	$10.338	N/A	N/A	N/A

Ending number of AUs (000s)	60	42	44	42	12	4	—	N/A	N/A	N/A

Advantage Large Cap Value V.I. Fund (inception November 18, 2011)
Beginning AUV	$19.521	$17.249	$17.620	$15.773	$11.845	$10.459	$10.033	N/A	N/A	N/A
Ending AUV	$22.812	$19.521	$17.249	$17.620	$15.773	$11.845	$10.459	N/A	N/A	N/A

Ending number of AUs (000s)	82	34	33	33	20	5	—	N/A	N/A	N/A

Equity Dividend V.I. Fund (inception November 18, 2011)
Beginning AUV	$18.231	$15.709	$15.838	$14.522	$11.700	$10.456	$10.013	N/A	N/A	N/A
Ending AUV	$21.238	$18.231	$15.709	$15.838	$14.522	$11.700	$10.456	N/A	N/A	N/A

Ending number of AUs (000s)	341	275	258	286	282	240	43	N/A	N/A	N/A

Global Allocation V.I. Fund (inception November 18, 2011)
Beginning AUV	$13.172	$12.689	$12.817	$12.574	$10.990	$9.994	$9.986	N/A	N/A	N/A
Ending AUV	$14.977	$13.172	$12.689	$12.817	$12.574	$10.990	$9.994	N/A	N/A	N/A

Ending number of AUs (000s)	1,306	1,396	1,242	1,298	736	247	21	N/A	N/A	N/A

High Yield V.I. Fund (inception February 3, 2012)
Beginning AUV	$13.478	$11.948	$12.423	$12.119	$11.113	$10.042	N/A	N/A	N/A	N/A
Ending AUV	$14.430	$13.478	$11.948	$12.423	$12.119	$11.113	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,482	1,925	854	1,226	1,412	1,341	N/A	N/A	N/A	N/A

iShares Alternative Strategies Fund (inception May 1, 2015)
Beginning AUV	$10.047	$9.459	$10.020	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.297	$10.047	$9.459	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	252	119	18	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Large Cap Focus Growth V.I. Fund (inception November 18, 2011)
Beginning AUV	$19.824	$18.433	$17.981	$15.779	$11.812	$10.288	$9.972	N/A	N/A	N/A
Ending AUV	$25.618	$19.824	$18.433	$17.981	$15.779	$11.812	$10.288	N/A	N/A	N/A

Ending number of AUs (000s)	152	44	53	54	28	16	—	N/A	N/A	N/A

Total Return V.I. Fund (inception November 18, 2011)
Beginning AUV	$11.283	$11.013	$11.021	$10.369	$10.507	$10.000	$9.983	N/A	N/A	N/A
Ending AUV	$11.645	$11.283	$11.013	$11.021	$10.369	$10.507	$10.000	N/A	N/A	N/A

Ending number of AUs (000s)	1,107	885	718	664	266	33	—	N/A	N/A	N/A

U.S. Government Bond V.I. Fund (inception February 3, 2012)
Beginning AUV	$10.444	$10.343	$10.334	$9.789	$10.119	$9.963	N/A	N/A	N/A	N/A
Ending AUV	$10.569	$10.444	$10.343	$10.334	$9.789	$10.119	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	111	200	131	59	11	3	N/A	N/A	N/A	N/A

CALVERT VARIABLE PRODUCTS:
SRI Balanced Fund (inception May 1, 2014)
Beginning AUV	$11.235	$10.460	$10.730	$10.019	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.502	$11.235	$10.460	$10.730	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	104	43	31	3	N/A	N/A	N/A	N/A	N/A	N/A

COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy Portfolio (inception December 18, 2015
Beginning AUV	$9.082	$9.989	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.995	$9.082	$9.989	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,377	1,060	91	N/A	N/A	N/A	N/A	N/A	N/A	N/A

46

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
COLUMBIA FUNDS VARIABLE SERIES TRUST: (continued)
Select Large-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV	$19.090	$15.915	$16.732	$15.014	$10.873	$9.174	$10.009	N/A	N/A	N/A
Ending AUV	$23.092	$19.090	$15.915	$16.732	$15.014	$10.873	$9.174	N/A	N/A	N/A

Ending number of AUs (000s)	353	204	124	139	118	162	125	N/A	N/A	N/A

Select Smaller-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV	$18.087	$15.873	$16.374	$15.439	$10.393	$8.814	$9.916	N/A	N/A	N/A
Ending AUV	$20.309	$18.087	$15.873	$16.374	$15.439	$10.393	$8.814	N/A	N/A	N/A

Ending number of AUs (000s)	130	295	318	169	215	47	9	N/A	N/A	N/A

Seligman Global Technology Portfolio II
Beginning AUV	$37.493	$31.503	$28.688	$22.929	$18.273	$17.073	$18.174	$15.792	$9.740	$16.338
Ending AUV	$50.586	$37.493	$31.503	$28.688	$22.929	$18.273	$17.073	$18.174	$15.792	$9.740

Ending number of AUs (000s)	287	202	97	235	178	137	52	40	40	8

Strategic Income Portfolio (inception May 1, 2016)
Beginning AUV	$10.409	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.023	$10.409	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	221	54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception May 1, 2006)
Beginning AUV	$5.626	$5.022	$6.705	$8.079	$9.004	$9.196	$10.528	$9.025	$7.554	$11.396
Ending AUV	$5.711	$5.626	$5.022	$6.705	$8.079	$9.004	$9.196	$10.528	$9.025	$7.554

Ending number of AUs (000s)	294	310	276	463	372	240	77	45	45	30

DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Equity Allocation Portfolio (inception November 3, 2017)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.373	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

VA Global Bond Portfolio (inception December 30, 2013)
Beginning AUV	$10.527	$10.384	$10.262	$9.971	$9.981	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.712	$10.527	$10.384	$10.262	$9.971	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4,361	2,836	1,949	944	0	N/A	N/A	N/A	N/A	N/A

VA Global Moderate Allocation Portfolio (inception May 1, 2014)
Beginning AUV	$10.721	$9.864	$10.104	$10.008	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.239	$10.721	$9.864	$10.104	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	3,533	2,325	1,445	634	N/A	N/A	N/A	N/A	N/A	N/A

VA International Small Portfolio (inception December 30, 2013)
Beginning AUV	$10.575	$9.990	$9.474	$10.052	$10.045	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.694	$10.575	$9.990	$9.474	$10.052	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,589	1,758	1,442	703	0	N/A	N/A	N/A	N/A	N/A

VA International Value Portfolio (inception December 30, 2013)
Beginning AUV	$9.383	$8.630	$9.308	$10.023	$10.009	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.763	$9.383	$8.630	$9.308	$10.023	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4,599	3,200	2,271	883	0	N/A	N/A	N/A	N/A	N/A

VA Short-Term Fixed Portfolio (inception December 30, 2013)
Beginning AUV	$10.018	$9.974	$9.979	$9.962	$9.981	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.066	$10.018	$9.974	$9.979	$9.962	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,503	1,526	1,273	739	0	N/A	N/A	N/A	N/A	N/A

47

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
DFA INVESTMENT DIMENSIONS GROUP, INC: (continued)
VA U.S. Large Value Portfolio (inception December 30, 2013)
Beginning AUV	$12.434	$10.497	$10.905	$9.994	$9.948	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.755	$12.434	$10.497	$10.905	$9.994	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	5,276	3,560	2,715	1,035	0	N/A	N/A	N/A	N/A	N/A

VA U.S. Targeted Value Portfolio (inception December 30, 2013)
Beginning AUV	$12.432	$9.786	$10.362	$9.988	$9.955	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.599	$12.432	$9.786	$10.362	$9.988	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	3,363	2,314	1,614	862	0	N/A	N/A	N/A	N/A	N/A

DELAWARE VIP TRUST:
Small Cap Value Series (inception date July 31, 2015)
Beginning AUV	$12.296	$9.380	$10.030	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.741	$12.296	$9.380	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	483	645	20	N/A	N/A	N/A	N/A	N/A	N/A	N/A

THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$29.985	$23.849	$24.418	$23.228	$16.508	$14.263	$14.183	$11.272	$9.015	$13.049
Ending AUV	$33.704	$29.985	$23.849	$24.418	$23.228	$16.508	$14.263	$14.183	$11.272	$9.015

Ending number of AUs (000s)	932	838	557	622	438	165	126	98	104	134

THE DREYFUS SUSTAINABLE U.S. EQUITY FUND
Beginning AUV	$23.849	$21.608	$22.321	$19.674	$14.645	$13.078	$12.962	$11.289	$8.440	$12.871
Ending AUV	$27.506	$23.849	$21.608	$22.321	$19.674	$14.645	$13.078	$12.962	$11.289	$8.440

Ending number of AUs (000s)	35	36	46	44	41	12	21	3	10	8

DREYFUS STOCK INDEX FUND (inception December 30, 2013)
Beginning AUV	$12.724	$11.430	$11.345	$9.999	$9.969	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.411	$12.724	$11.430	$11.345	$9.999	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,232	928	466	357	0	N/A	N/A	N/A	N/A	N/A

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$12.301	$12.481	$12.830	$14.149	$11.504	$10.210	$12.525	$11.991	$9.155	$14.606
Ending AUV	$15.808	$12.301	$12.481	$12.830	$14.149	$11.504	$10.210	$12.525	$11.991	$9.155

Ending number of AUs (000s)	376	353	301	262	240	257	239	288	253	283

EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund (inception May 3, 2010)
Beginning AUV	$12.893	$11.838	$11.953	$11.885	$11.448	$10.673	$10.407	$10.001	N/A	N/A
Ending AUV	$13.336	$12.893	$11.838	$11.953	$11.885	$11.448	$10.673	$10.407	N/A	N/A

Ending number of AUs (000s)	4,810	5,371	2,789	3,055	3,160	1,240	749	281	N/A	N/A

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$23.315	$20.306	$20.842	$20.296	$18.970	$16.539	$15.727	$13.708	$8.968	$12.118
Ending AUV	$24.933	$23.315	$20.306	$20.842	$20.296	$18.970	$16.539	$15.727	$13.708	$8.968

Ending number of AUs (000s)	497	393	309	312	508	614	122	174	600	155

Kaufmann Fund II (inception November 1, 2006)
Beginning AUV	$19.075	$18.445	$17.376	$15.878	$11.368	$9.715	$11.230	$9.537	$7.387	$12.717
Ending AUV	$24.411	$19.075	$18.445	$17.376	$15.878	$11.368	$9.715	$11.230	$9.537	$7.387

Ending number of AUs (000s)	100	80	147	49	52	36	44	49	68	97

Managed Volatility Fund II
Beginning AUV	$22.199	$20.614	$22.299	$21.460	$17.628	$15.524	$14.817	$13.219	$10.305	$12.943
Ending AUV	$26.220	$22.199	$20.614	$22.299	$21.460	$17.628	$15.524	$14.817	$13.219	$10.305

Ending number of AUs (000s)	362	382	801	789	519	171	63	34	38	30

48

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio (inception November 19, 2010)
Beginning AUV	$16.382	$15.314	$15.259	$13.869	$11.627	$10.126	$10.529	$10.027	N/A	N/A
Ending AUV	$19.022	$16.382	$15.314	$15.259	$13.869	$11.627	$10.126	$10.529	N/A	N/A

Ending number of AUs (000s)	697	537	537	431	266	80	18	4	N/A	N/A

Contrafund Portfolio (inception November 19, 2010)
Beginning AUV	$19.006	$17.643	$17.570	$15.736	$12.016	$10.346	$10.643	$10.040	N/A	N/A
Ending AUV	$23.109	$19.006	$17.643	$17.570	$15.736	$12.016	$10.346	$10.643	N/A	N/A

Ending number of AUs (000s)	1,124	1,231	1,433	1,221	891	420	183	37	N/A	N/A

Disciplined Small Cap Portfolio (inception November 19, 2010)
Beginning AUV	$21.952	$17.948	$18.348	$17.486	$12.675	$10.690	$10.862	$10.029	N/A	N/A
Ending AUV	$23.443	$21.952	$17.948	$18.348	$17.486	$12.675	$10.690	$10.862	N/A	N/A

Ending number of AUs (000s)	104	116	60	46	28	17	25	8	N/A	N/A

Equity-Income Portfolio (inception November 19, 2010)
Beginning AUV	$19.622	$16.670	$17.408	$16.047	$12.554	$10.725	$10.655	$10.017	N/A	N/A
Ending AUV	$22.104	$19.622	$16.670	$17.408	$16.047	$12.554	$10.725	$10.655	N/A	N/A

Ending number of AUs (000s)	213	136	129	175	153	68	25	—	N/A	N/A

Freedom Income Portfolio (inception May 1, 2016)
Beginning AUV	$10.187	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.038	$10.187	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	65	4	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Growth Portfolio (inception November 19, 2010)
Beginning AUV	$19.766	$19.658	$18.388	$16.564	$12.179	$10.646	$10.650	$10.040	N/A	N/A
Ending AUV	$26.647	$19.766	$19.658	$18.388	$16.564	$12.179	$10.646	$10.650	N/A	N/A

Ending number of AUs (000s)	499	216	289	245	166	97	41	26	N/A	N/A

Growth & Income Portfolio (inception November 19, 2010)
Beginning AUV	$21.049	$18.176	$18.649	$16.919	$12.697	$10.738	$10.594	$10.034	N/A	N/A
Ending AUV	$24.546	$21.049	$18.176	$18.649	$16.919	$12.697	$10.738	$10.594	N/A	N/A

Ending number of AUs (000s)	139	144	119	109	79	58	4	—	N/A	N/A

Growth Opportunities Portfolio (inception November 19, 2010)
Beginning AUV	$21.126	$21.112	$20.041	$17.903	$13.016	$10.909	$10.698	$10.114	N/A	N/A
Ending AUV	$28.345	$21.126	$21.112	$20.041	$17.903	$13.016	$10.909	$10.698	N/A	N/A

Ending number of AUs (000s)	139	61	70	47	74	47	1	—	N/A	N/A

High Income Portfolio (inception November 19, 2010)
Beginning AUV	$13.927	$12.199	$12.689	$12.576	$11.898	$10.439	$10.065	$9.983	N/A	N/A
Ending AUV	$14.890	$13.927	$12.199	$12.689	$12.576	$11.898	$10.439	$10.065	N/A	N/A

Ending number of AUs (000s)	484	615	272	834	469	751	441	295	N/A	N/A

International Capital Appreciation Portfolio (inception November 19, 2010)
Beginning AUV	$14.005	$14.465	$14.049	$13.678	$11.262	$8.975	$10.285	$10.021	N/A	N/A
Ending AUV	$19.060	$14.005	$14.465	$14.049	$13.678	$11.262	$8.975	$10.285	N/A	N/A

Ending number of AUs (000s)	584	402	206	143	174	130	18	6	N/A	N/A

Investment Grade Bond Portfolio (inception November 19, 2010)
Beginning AUV	$12.051	$11.535	$11.634	$11.015	$11.248	$10.651	$9.951	$10.008	N/A	N/A
Ending AUV	$12.533	$12.051	$11.535	$11.634	$11.015	$11.248	$10.651	$9.951	N/A	N/A

Ending number of AUs (000s)	1,938	1,371	1,159	1,006	133	545	312	—	N/A	N/A

49

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
Mid Cap Portfolio (inception November 19, 2010)
Beginning AUV	$16.746	$14.962	$15.210	$14.344	$10.557	$9.215	$10.337	$10.019	N/A	N/A
Ending AUV	$20.185	$16.746	$14.962	$15.210	$14.344	$10.557	$9.215	$10.337	N/A	N/A

Ending number of AUs (000s)	344	281	288	250	187	90	57	28	N/A	N/A

Overseas Portfolio (inception November 19, 2010)
Beginning AUV	$11.873	$12.533	$12.133	$13.230	$10.164	$8.444	$10.215	$10.024	N/A	N/A
Ending AUV	$15.433	$11.873	$12.533	$12.133	$13.230	$10.164	$8.444	$10.215	N/A	N/A

Ending number of AUs (000s)	716	614	506	260	272	55	41	10	N/A	N/A

Real Estate Portfolio (inception November 19, 2010)
Beginning AUV	$19.501	$18.491	$17.867	$13.766	$13.547	$11.452	$10.625	$10.053	N/A	N/A
Ending AUV	$20.236	$19.501	$18.491	$17.867	$13.766	$13.547	$11.452	$10.625	N/A	N/A

Ending number of AUs (000s)	528	546	507	572	332	222	187	26	N/A	N/A

Strategic Income Portfolio (inception November 19, 2010)
Beginning AUV	$12.590	$11.655	$11.885	$11.497	$11.493	$10.427	$9.982	$9.992	N/A	N/A
Ending AUV	$13.540	$12.590	$11.655	$11.885	$11.497	$11.493	$10.427	$9.982	N/A	N/A

Ending number of AUs (000s)	2,403	1,884	1,616	1,150	768	568	648	18	N/A	N/A

Value Portfolio (inception November 19, 2010)
Beginning AUV	$20.299	$18.172	$18.350	$16.516	$12.495	$10.365	$10.650	$10.029	N/A	N/A
Ending AUV	$23.418	$20.299	$18.172	$18.350	$16.516	$12.495	$10.365	$10.650	N/A	N/A

Ending number of AUs (000s)	158	169	171	164	68	15	2	—	N/A	N/A

FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund (inception November 14, 2008)
Beginning AUV	$19.333	$18.383	$18.050	$18.274	$16.137	$14.053	$14.997	$12.585	$10.465	$9.782
Ending AUV	$22.151	$19.333	$18.383	$18.050	$18.274	$16.137	$14.053	$14.997	$12.585	$10.465

Ending number of AUs (000s)	2,116	1,695	1,337	1,161	949	662	526	385	238	27

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate II Fund (inception November 14, 2008)
Beginning AUV	$20.547	$20.436	$20.320	$17.668	$17.268	$13.553	$14.365	$11.875	$9.972	$9.352
Ending AUV	$22.699	$20.547	$20.436	$20.320	$17.668	$17.268	$13.553	$14.365	$11.875	$9.972

Ending number of AUs (000s)	176	179	231	159	149	116	86	55	48	—

Income II Fund (inception November 14, 2008)
Beginning AUV	$22.418	$19.661	$21.154	$20.220	$17.746	$15.753	$15.386	$13.656	$10.071	$9.831
Ending AUV	$24.587	$22.418	$19.661	$21.154	$20.220	$17.746	$15.753	$15.386	$13.656	$10.071

Ending number of AUs (000s)	813	661	712	992	683	438	323	454	628	—

Mutual Shares II Fund (inception November 14, 2008)
Beginning AUV	$23.737	$20.453	$21.515	$20.085	$15.659	$13.707	$13.851	$12.457	$9.883	$9.690
Ending AUV	$25.719	$23.737	$20.453	$21.515	$20.085	$15.659	$13.707	$13.851	$12.457	$9.883

Ending number of AUs (000s)	175	200	173	140	204	170	161	117	71	—

Rising Dividends Fund (inception July 31, 2015)
Beginning AUV	$11.192	$9.645	$9.980	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.493	$11.192	$9.645	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	354	367	4	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Strategic Income II Fund (inception November 14, 2008)
Beginning AUV	$18.137	$16.803	$17.479	$17.160	$16.609	$14.731	$14.361	$12.948	$10.296	$10.000
Ending AUV	$18.964	$18.137	$16.803	$17.479	$17.160	$16.609	$14.731	$14.361	$12.948	$10.296

Ending number of AUs (000s)	787	813	849	950	719	377	189	216	135	4

50

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST: (continued)
Templeton Global Bond II Fund (inception November 14, 2008)
Beginning AUV	$16.966	$16.481	$17.223	$16.913	$16.642	$14.463	$14.590	$12.748	$10.741	$10.063
Ending AUV	$17.292	$16.966	$16.481	$17.223	$16.913	$16.642	$14.463	$14.590	$12.748	$10.741

Ending number of AUs (000s)	2,332	2,178	2,690	2,724	2,244	1,282	902	544	250	18

U.S. Government Securities II Fund (inception November 14, 2008)
Beginning AUV	$12.425	$12.343	$12.285	$11.883	$12.155	$11.930	$11.289	$10.722	$10.400	$10.008
Ending AUV	$12.592	$12.425	$12.343	$12.285	$11.883	$12.155	$11.930	$11.289	$10.722	$10.400

Ending number of AUs (000s)	393	395	727	642	340	732	495	152	122	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives Fund (inception May 1, 2014)
Beginning AUV	$9.990	$9.990	$9.990	$9.990	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.891	$9.407	$9.381	$9.863	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	485	141	140	85	N/A	N/A	N/A	N/A	N/A	N/A

GUGGENHEIM VARIABLE INSURANCE FUNDS:
Floating Rate Strategies Fund (Series F) (inception May 1, 2013)
Beginning AUV	$11.473	$10.568	$10.492	$10.248	$9.996	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.871	$11.473	$10.568	$10.492	$10.248	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,404	1,984	1,487	999	1,498	N/A	N/A	N/A	N/A	N/A

Global Managed Futures Strategy Fund (inception November 14, 2008)
Beginning AUV	$6.975	$8.183	$8.311	$7.415	$7.228	$8.140	$8.909	$9.235	$9.622	$9.996
Ending AUV	$7.582	$6.975	$8.183	$8.311	$7.415	$7.228	$8.140	$8.909	$9.235	$9.622

Ending number of AUs (000s)	376	353	444	318	257	211	216	149	234	226

High Yield Fund (Series P) (inception November 19, 2010)
Beginning AUV	$14.473	$12.315	$12.822	$12.508	$11.648	$10.140	$10.144	$10.000	N/A	N/A
Ending AUV	$15.375	$14.473	$12.315	$12.822	$12.508	$11.648	$10.140	$10.144	N/A	N/A

Ending number of AUs (000s)	872	1,558	54	58	578	434	32	39	N/A	N/A

Long Short Equity Fund
Beginning AUV	$16.428	$16.321	$16.118	$15.679	$13.349	$12.783	$13.680	$12.302	$9.664	$16.306
Ending AUV	$18.867	$16.428	$16.321	$16.118	$15.679	$13.349	$12.783	$13.680	$12.302	$9.664

Ending number of AUs (000s)	159	113	155	64	13	15	21	36	45	45

Multi-Hedge Strategies Fund (inception February 3, 2006)
Beginning AUV	$10.304	$10.354	$10.166	$9.714	$9.556	$9.348	$9.042	$8.516	$8.805	$10.832
Ending AUV	$10.683	$10.304	$10.354	$10.166	$9.714	$9.556	$9.348	$9.042	$8.516	$8.805

Ending number of AUs (000s)	298	478	573	437	384	294	136	75	146	143

Rydex Banking Fund
Beginning AUV	$8.684	$6.824	$7.173	$6.936	$5.369	$4.322	$5.558	$4.917	$5.091	$8.653
Ending AUV	$9.768	$8.684	$6.824	$7.173	$6.936	$5.369	$4.322	$5.558	$4.917	$5.091

Ending number of AUs (000s)	388	826	217	100	231	438	126	197	63	121

Rydex Basic Materials Fund
Beginning AUV	$19.641	$15.009	$18.148	$18.483	$18.255	$16.487	$19.736	$15.580	$10.022	$18.354
Ending AUV	$23.850	$19.641	$15.009	$18.148	$18.483	$18.255	$16.487	$19.736	$15.580	$10.022

Ending number of AUs (000s)	223	167	34	49	29	107	23	158	83	46

Rydex Biotechnology Fund
Beginning AUV	$38.331	$47.712	$43.985	$33.148	$21.497	$15.808	$14.295	$12.913	$10.912	$12.368
Ending AUV	$49.616	$38.331	$47.712	$43.985	$33.148	$21.497	$15.808	$14.295	$12.913	$10.912

Ending number of AUs (000s)	110	70	132	122	107	73	59	90	44	66

51

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Commodities Strategy Fund (inception October 21, 2005)
Beginning AUV	$2.744	$2.486	$3.755	$5.690	$5.879	$5.963	$6.387	$5.912	$5.300	$10.396
Ending AUV	$2.866	$2.744	$2.486	$3.755	$5.690	$5.879	$5.963	$6.387	$5.912	$5.300

Ending number of AUs (000s)	668	277	181	230	226	24	187	121	52	8

Rydex Consumer Products Fund
Beginning AUV	$28.390	$26.932	$25.354	$22.512	$17.553	$16.097	$14.149	$12.064	$10.128	$13.220
Ending AUV	$31.663	$28.390	$26.932	$25.354	$22.512	$17.553	$16.097	$14.149	$12.064	$10.128

Ending number of AUs (000s)	145	135	322	421	48	82	273	73	47	37

Rydex Dow 2X Strategy Fund
Beginning AUV	$30.150	$23.064	$24.080	$20.616	$12.671	$10.817	$9.915	$7.959	$5.815	$15.188
Ending AUV	$47.792	$30.150	$23.064	$24.080	$20.616	$12.671	$10.817	$9.915	$7.959	$5.815

Ending number of AUs (000s)	178	126	91	104	117	780	147	48	77	42

Rydex Electronics Fund
Beginning AUV	$20.470	$16.464	$16.124	$13.031	$9.649	$9.548	$11.433	$10.436	$6.073	$12.173
Ending AUV	$26.828	$20.470	$16.464	$16.124	$13.031	$9.649	$9.548	$11.433	$10.436	$6.073

Ending number of AUs (000s)	109	74	11	72	11	56	1	65	37	7

Rydex Energy Fund
Beginning AUV	$15.096	$11.491	$16.469	$20.238	$16.391	$16.007	$17.001	$14.280	$10.310	$19.106
Ending AUV	$14.150	$15.096	$11.491	$16.469	$20.238	$16.391	$16.007	$17.001	$14.280	$10.310

Ending number of AUs (000s)	163	226	61	39	63	41	68	127	51	106

Rydex Energy Services Fund
Beginning AUV	$12.608	$10.238	$14.990	$21.213	$17.123	$17.054	$18.801	$14.916	$9.183	$21.660
Ending AUV	$10.258	$12.608	$10.238	$14.990	$21.213	$17.123	$17.054	$18.801	$14.916	$9.183

Ending number of AUs (000s)	45	67	41	23	43	42	43	168	84	53

Rydex Europe 1.25X Strategy Fund
Beginning AUV	$8.609	$9.118	$9.824	$11.226	$9.061	$7.448	$8.776	$9.836	$7.251	$16.063
Ending AUV	$11.072	$8.609	$9.118	$9.824	$11.226	$9.061	$7.448	$8.776	$9.836	$7.251

Ending number of AUs (000s)	82	38	51	46	120	104	8	29	51	40

Rydex Financial Services Fund
Beginning AUV	$12.647	$10.919	$11.373	$10.102	$7.920	$6.455	$7.588	$6.635	$5.544	$10.669
Ending AUV	$14.617	$12.647	$10.919	$11.373	$10.102	$7.920	$6.455	$7.588	$6.635	$5.544

Ending number of AUs (000s)	429	319	336	91	68	344	72	100	15	129

Rydex Government Long Bond 1.2X Strategy Fund
Beginning AUV	$17.723	$17.780	$18.733	$13.909	$17.014	$16.516	$11.671	$10.596	$15.478	$10.684
Ending AUV	$19.430	$17.723	$17.780	$18.733	$13.909	$17.014	$16.516	$11.671	$10.596	$15.478

Ending number of AUs (000s)	111	272	137	458	96	127	470	35	55	88

Rydex Health Care Fund
Beginning AUV	$24.888	$27.561	$26.366	$21.158	$14.920	$12.734	$12.164	$11.393	$9.140	$12.164
Ending AUV	$30.578	$24.888	$27.561	$26.366	$21.158	$14.920	$12.734	$12.164	$11.393	$9.140

Ending number of AUs (000s)	100	53	217	236	108	65	112	62	86	73

Rydex High Yield Strategy Fund (inception date October 31, 2014)
Beginning AUV	$11.126	$9.968	$10.040	$10.028	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.890	$11.126	$9.968	$10.040	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	66	79	7	0	N/A	N/A	N/A	N/A	N/A	N/A

52

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Beginning AUV	$29.554	$28.298	$26.115	$25.613	$16.937	$14.194	$16.115	$13.343	$8.045	$14.594
Ending AUV	$39.590	$29.554	$28.298	$26.115	$25.613	$16.937	$14.194	$16.115	$13.343	$8.045

Ending number of AUs (000s)	33	78	135	35	103	28	23	101	42	6

Rydex Inverse Dow 2X Strategy Fund
Beginning AUV	$0.657	$0.934	$1.015	$1.298	$2.313	$2.982	$4.089	$5.866	$10.598	$6.589
Ending AUV	$0.401	$0.657	$0.934	$1.015	$1.298	$2.313	$2.982	$4.089	$5.866	$10.598

Ending number of AUs (000s)	228	315	785	86	115	24	71	373	171	47

Rydex Inverse Government Long Bond Strategy Fund
Beginning AUV	$4.069	$4.193	$4.244	$5.653	$4.904	$5.228	$7.515	$8.619	$7.218	$10.343
Ending AUV	$3.708	$4.069	$4.193	$4.244	$5.653	$4.904	$5.228	$7.515	$8.619	$7.218

Ending number of AUs (000s)	622	214	211	217	613	245	40	119	656	67

Rydex Inverse Mid-Cap Strategy Fund
Beginning AUV	$2.089	$2.584	$2.613	$2.955	$4.079	$4.996	$5.392	$7.217	$11.151	$8.296
Ending AUV	$1.806	$2.089	$2.584	$2.613	$2.955	$4.079	$4.996	$5.392	$7.217	$11.151

Ending number of AUs (000s)	10	13	10	14	6	8	9	6	2	9

Rydex Inverse NASDAQ-100® Strategy Fund
Beginning AUV	$1.810	$2.000	$2.295	$2.821	$3.976	$4.887	$5.434	$6.902	$11.518	$7.782
Ending AUV	$1.364	$1.810	$2.000	$2.295	$2.821	$3.976	$4.887	$5.434	$6.902	$11.518

Ending number of AUs (000s)	46	335	118	71	48	195	138	66	72	14

Rydex Inverse Russell 2000® Strategy Fund
Beginning AUV	$1.867	$2.342	$2.340	$2.567	$3.712	$4.536	$4.910	$6.784	$10.103	$8.103
Ending AUV	$1.616	$1.867	$2.342	$2.340	$2.567	$3.712	$4.536	$4.910	$6.784	$10.103

Ending number of AUs (000s)	77	166	1,322	60	41	27	211	31	78	36

Rydex Inverse S&P 500 Strategy Fund
Beginning AUV	$2.958	$3.362	$3.518	$4.112	$5.596	$6.740	$7.410	$8.924	$12.317	$8.845
Ending AUV	$2.445	$2.958	$3.362	$3.518	$4.112	$5.596	$6.740	$7.410	$8.924	$12.317

Ending number of AUs (000s)	139	134	404	106	233	101	45	86	106	72

Rydex Japan 2X Strategy Fund
Beginning AUV	$16.605	$15.254	$13.620	$16.101	$10.321	$8.594	$12.094	$10.451	$8.450	$12.607
Ending AUV	$24.957	$16.605	$15.254	$13.620	$16.101	$10.321	$8.594	$12.094	$10.451	$8.450

Ending number of AUs (000s)	106	12	14	26	28	39	2	47	16	32

Rydex Leisure Fund
Beginning AUV	$23.224	$21.197	$21.133	$19.661	$13.806	$11.380	$11.107	$8.522	$6.233	$12.243
Ending AUV	$27.895	$23.224	$21.197	$21.133	$19.661	$13.806	$11.380	$11.107	$8.522	$6.233

Ending number of AUs (000s)	157	167	193	102	194	49	48	31	7	11

Rydex Mid Cap 1.5X Strategy Fund
Beginning AUV	$31.447	$24.257	$25.669	$22.932	$15.265	$12.278	$13.286	$9.659	$6.338	$14.033
Ending AUV	$38.505	$31.447	$24.257	$25.669	$22.932	$15.265	$12.278	$13.286	$9.659	$6.338

Ending number of AUs (000s)	8	35	2	53	190	49	20	120	60	70

Rydex NASDAQ-100® Fund
Beginning AUV	$32.421	$30.592	$28.263	$24.064	$17.876	$15.309	$14.984	$12.646	$8.320	$14.323
Ending AUV	$42.510	$32.421	$30.592	$28.263	$24.064	$17.876	$15.309	$14.984	$12.646	$8.320

Ending number of AUs (000s)	318	202	571	512	254	100	177	153	176	33

53

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex NASDAQ-100® 2X Strategy Fund
Beginning AUV	$57.756	$52.699	$45.975	$33.663	$18.679	$13.927	$14.022	$10.242	$4.703	$17.161
Ending AUV	$97.887	$57.756	$52.699	$45.975	$33.663	$18.679	$13.927	$14.022	$10.242	$4.703

Ending number of AUs (000s)	243	345	270	263	200	43	149	237	310	607

Rydex Nova Fund
Beginning AUV	$24.353	$21.044	$21.196	$17.874	$11.997	$9.814	$9.930	$8.277	$6.108	$13.417
Ending AUV	$32.092	$24.353	$21.044	$21.196	$17.874	$11.997	$9.814	$9.930	$8.277	$6.108

Ending number of AUs (000s)	769	444	342	454	542	179	194	257	180	48

Rydex Precious Metals Fund
Beginning AUV	$9.987	$6.034	$8.665	$10.484	$19.451	$20.282	$26.742	$19.368	$12.978	$21.124
Ending AUV	$10.694	$9.987	$6.034	$8.665	$10.484	$19.451	$20.282	$26.742	$19.368	$12.978

Ending number of AUs (000s)	1,055	315	249	156	151	240	199	236	171	186

Rydex Real Estate Fund
Beginning AUV	$17.640	$16.015	$16.429	$13.577	$13.062	$11.037	$10.793	$8.644	$6.900	$11.823
Ending AUV	$18.814	$17.640	$16.015	$16.429	$13.577	$13.062	$11.037	$10.793	$8.644	$6.900

Ending number of AUs (000s)	75	84	102	269	93	129	143	255	98	65

Rydex Retailing Fund
Beginning AUV	$23.062	$22.993	$23.303	$21.446	$15.793	$13.525	$12.844	$10.264	$7.117	$10.614
Ending AUV	$26.019	$23.062	$22.993	$23.303	$21.446	$15.793	$13.525	$12.844	$10.264	$7.117

Ending number of AUs (000s)	129	75	148	39	94	35	71	11	1	7

Rydex Russell 2000® 1.5X Strategy Fund
Beginning AUV	$25.803	$19.786	$21.761	$20.866	$13.160	$10.778	$12.273	$8.903	$6.678	$13.732
Ending AUV	$30.967	$25.803	$19.786	$21.761	$20.866	$13.160	$10.778	$12.273	$8.903	$6.678

Ending number of AUs (000s)	24	34	27	66	95	22	48	132	7	82

Rydex Russell 2000® 2X Strategy Fund (inception November 1, 2006)
Beginning AUV	$15.104	$10.936	$12.592	$11.972	$6.446	$4.990	$6.189	$4.174	$3.074	$9.089
Ending AUV	$19.070	$15.104	$10.936	$12.592	$11.972	$6.446	$4.990	$6.189	$4.174	$3.074

Ending number of AUs (000s)	136	172	58	173	70	85	49	162	134	224

Rydex S&P 500 2X Strategy Fund
Beginning AUV	$25.694	$21.340	$21.700	$17.408	$10.318	$7.975	$8.303	$6.617	$4.521	$14.120
Ending AUV	$36.868	$25.694	$21.340	$21.700	$17.408	$10.318	$7.975	$8.303	$6.617	$4.521

Ending number of AUs (000s)	109	125	367	452	94	55	564	126	807	152

Rydex S&P 500 Pure Growth Fund
Beginning AUV	$23.947	$23.345	$23.096	$20.544	$14.538	$12.830	$12.971	$10.374	$7.046	$11.709
Ending AUV	$29.789	$23.947	$23.345	$23.096	$20.544	$14.538	$12.830	$12.971	$10.374	$7.046

Ending number of AUs (000s)	173	154	255	211	172	134	231	190	174	205

Rydex S&P 500 Pure Value Fund
Beginning AUV	$23.099	$19.676	$21.713	$19.571	$13.473	$11.023	$11.383	$9.461	$6.255	$12.182
Ending AUV	$26.763	$23.099	$19.676	$21.713	$19.571	$13.473	$11.023	$11.383	$9.461	$6.255

Ending number of AUs (000s)	265	162	182	367	403	163	59	202	203	49

Rydex S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV	$27.415	$26.694	$26.346	$26.762	$19.964	$17.202	$17.316	$13.061	$8.329	$13.044
Ending AUV	$32.558	$27.415	$26.694	$26.346	$26.762	$19.964	$17.202	$17.316	$13.061	$8.329

Ending number of AUs (000s)	64	59	159	131	132	67	159	374	148	45

54

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex S&P 500 MidCap 400 Pure Value Fund
Beginning AUV	$23.842	$18.498	$20.988	$19.666	$14.481	$12.379	$13.332	$11.098	$7.148	$12.681
Ending AUV	$26.977	$23.842	$18.498	$20.988	$19.666	$14.481	$12.379	$13.332	$11.098	$7.148

Ending number of AUs (000s)	148	141	76	100	45	68	42	110	147	43

Rydex S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV	$25.865	$21.792	$21.874	$21.874	$15.480	$13.995	$13.520	$10.781	$8.048	$12.252
Ending AUV	$30.025	$25.865	$21.792	$21.874	$21.874	$15.480	$13.995	$13.520	$10.781	$8.048

Ending number of AUs (000s)	84	182	104	153	198	40	252	190	249	259

Rydex S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV	$21.999	$16.699	$19.315	$19.065	$13.348	$11.088	$12.245	$9.788	$6.032	$10.675
Ending AUV	$21.938	$21.999	$16.699	$19.315	$19.065	$13.348	$11.088	$12.245	$9.788	$6.032

Ending number of AUs (000s)	209	196	99	79	198	98	62	157	127	98

Rydex Strengthening Dollar 2X Strategy Fund (inception October 21, 2005)
Beginning AUV	$9.102	$8.507	$7.505	$6.105	$6.292	$6.713	$7.012	$7.343	$8.725	$8.265
Ending AUV	$7.496	$9.102	$8.507	$7.505	$6.105	$6.292	$6.713	$7.012	$7.343	$8.725

Ending number of AUs (000s)	26	290	101	287	55	51	474	132	49	89

Rydex Technology Fund
Beginning AUV	$22.032	$19.836	$19.618	$17.793	$13.142	$11.735	$12.924	$11.536	$7.414	$13.581
Ending AUV	$29.221	$22.032	$19.836	$19.618	$17.793	$13.142	$11.735	$12.924	$11.536	$7.414

Ending number of AUs (000s)	216	209	202	47	210	74	50	71	53	40

Rydex Telecommunications Fund
Beginning AUV	$14.192	$12.088	$12.960	$12.630	$10.752	$10.254	$11.979	$10.461	$8.129	$14.872
Ending AUV	$15.023	$14.192	$12.088	$12.960	$12.630	$10.752	$10.254	$11.979	$10.461	$8.129

Ending number of AUs (000s)	132	184	30	21	6	38	18	63	8	11

Rydex Transportation Fund
Beginning AUV	$25.503	$22.095	$25.718	$20.942	$13.903	$11.823	$13.302	$10.716	$9.129	$12.214
Ending AUV	$31.119	$25.503	$22.095	$25.718	$20.942	$13.903	$11.823	$13.302	$10.716	$9.129

Ending number of AUs (000s)	102	155	58	187	178	147	55	49	10	33

Rydex Utilities Fund
Beginning AUV	$21.955	$18.872	$20.372	$16.577	$14.589	$14.428	$12.407	$11.608	$10.201	$14.485
Ending AUV	$24.374	$21.955	$18.872	$20.372	$16.577	$14.589	$14.428	$12.407	$11.608	$10.201

Ending number of AUs (000s)	182	190	229	445	58	172	408	98	48	144

Rydex Weakening Dollar 2X Strategy Fund (inception October 21, 2005)
Beginning AUV	$6.595	$7.225	$8.686	$11.124	$11.446	$11.358	$11.792	$12.493	$11.718	$13.352
Ending AUV	$7.869	$6.595	$7.225	$8.686	$11.124	$11.446	$11.358	$11.792	$12.493	$11.718

Ending number of AUs (000s)	17	18	46	2	1	8	9	20	34	43

Small Cap Value Fund (Series Q) (inception November 19, 2010)
Beginning AUV	$19.852	$15.681	$16.792	$17.027	$12.447	$10.415	$10.919	$10.032	N/A	N/A
Ending AUV	$20.587	$19.852	$15.681	$16.792	$17.027	$12.447	$10.415	$10.919	N/A	N/A

Ending number of AUs (000s)	40	77	43	47	57	54	13	5	N/A	N/A

StylePlus Large Growth Fund (Series Y) (inception November 19, 2010)
Beginning AUV	$18.889	$17.374	$16.469	$14.292	$11.142	$10.063	$10.518	$10.032	N/A	N/A
Ending AUV	$24.575	$18.889	$17.374	$16.469	$14.292	$11.142	$10.063	$10.518	N/A	N/A

Ending number of AUs (000s)	56	62	77	66	53	54	—	—	N/A	N/A

55

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
StylePlus Mid Growth Fund (Series J) (inception November 19, 2010)
Beginning AUV	$18.857	$17.355	$17.369	$15.364	$11.772	$10.166	$10.626	$10.074	N/A	N/A
Ending AUV	$23.509	$18.857	$17.355	$17.369	$15.364	$11.772	$10.166	$10.626	N/A	N/A

Ending number of AUs (000s)	61	55	54	47	40	35	29	—	N/A	N/A

U.S. Total Return Bond Fund (Series E) (inception November 19, 2010)
Beginning AUV	$13.107	$12.269	$12.130	$11.221	$11.031	$10.420	$9.908	$10.008	N/A	N/A
Ending AUV	$13.988	$13.107	$12.269	$12.130	$11.221	$11.031	$10.420	$9.908	N/A	N/A

Ending number of AUs (000s)	3,294	2,586	2,305	1,393	199	6	5	—	N/A	N/A

INVESCO VARIABLE INSURANCE FUNDS:
Balanced Risk Allocation Fund (inception May 1, 2012)
Beginning AUV	$11.871	$10.645	$11.135	$10.533	$10.386	$10.008	N/A	N/A	N/A	N/A
Ending AUV	$13.038	$11.871	$10.645	$11.135	$10.533	$10.386	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	275	282	214	445	449	314	N/A	N/A	N/A	N/A

Comstock Fund (inception November 19, 2010)
Beginning AUV	$20.180	$17.204	$18.298	$16.728	$12.303	$10.318	$10.512	$10.000	N/A	N/A
Ending AUV	$23.782	$20.180	$17.204	$18.298	$16.728	$12.303	$10.318	$10.512	N/A	N/A

Ending number of AUs (000s)	118	115	170	238	211	25	16	—	N/A	N/A

Core Equity Fund (inception April 28, 2006)
Beginning AUV	$19.239	$17.448	$18.517	$17.122	$13.247	$11.632	$11.640	$10.625	$8.281	$11.854
Ending AUV	$21.774	$19.239	$17.448	$18.517	$17.122	$13.247	$11.632	$11.640	$10.625	$8.281

Ending number of AUs (000s)	84	95	46	63	58	65	69	39	112	146

Core Plus Bond Fund (inception May 1, 2016)
Beginning AUV	$10.244	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.894	$10.244	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	530	43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Diversified Dividend Fund (inception April 29, 2011)
Beginning AUV	$18.975	$16.527	$16.192	$14.351	$10.952	$9.225	$9.993	N/A	N/A	N/A
Ending AUV	$20.601	$18.975	$16.527	$16.192	$14.351	$10.952	$9.225	N/A	N/A	N/A

Ending number of AUs (000s)	835	1,089	405	321	220	119	52	N/A	N/A	N/A

Equity and Income Fund (inception November 19, 2010)
Beginning AUV	$17.788	$15.451	$15.814	$14.503	$11.586	$10.291	$10.423	$10.015	N/A	N/A
Ending AUV	$19.750	$17.788	$15.451	$15.814	$14.503	$11.586	$10.291	$10.423	N/A	N/A

Ending number of AUs (000s)	474	513	381	386	171	38	13	3	N/A	N/A

Global Real Estate Fund
Beginning AUV	$19.143	$18.761	$19.043	$16.614	$16.175	$12.625	$13.504	$11.491	$8.736	$15.784
Ending AUV	$21.641	$19.143	$18.761	$19.043	$16.614	$16.175	$12.625	$13.504	$11.491	$8.736

Ending number of AUs (000s)	681	556	500	402	269	239	158	159	281	222

Government Money Market Fund (inception May 1, 2012)
Beginning AUV	$10.018	$10.008	$10.007	$10.005	$10.002	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$10.074	$10.018	$10.008	$10.007	$10.005	$10.002	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	31,307	27,075	37,441	28,085	13,987	8,034	N/A	N/A	N/A	N/A

Government Securities Fund (inception November 9, 2007)
Beginning AUV	$13.654	$13.488	$13.442	$12.908	$13.255	$12.935	$11.987	$11.373	$11.374	$10.127
Ending AUV	$13.921	$13.654	$13.488	$13.442	$12.908	$13.255	$12.935	$11.987	$11.373	$11.374

Ending number of AUs (000s)	666	670	417	293	123	83	208	47	77	189

56

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Growth and Income Fund (inception November 19, 2010)
Beginning AUV	$20.380	$17.027	$17.564	$15.927	$11.879	$10.362	$10.575	$10.017	N/A	N/A
Ending AUV	$23.298	$20.380	$17.027	$17.564	$15.927	$11.879	$10.362	$10.575	N/A	N/A

Ending number of AUs (000s)	163	194	101	131	153	53	38	—	N/A	N/A

Health Care Fund
Beginning AUV	$24.585	$27.767	$26.916	$22.492	$16.004	$13.237	$12.735	$12.094	$9.473	$13.271
Ending AUV	$28.476	$24.585	$27.767	$26.916	$22.492	$16.004	$13.237	$12.735	$12.094	$9.473

Ending number of AUs (000s)	41	52	104	162	41	13	26	22	14	4

High Yield Fund
Beginning AUV	$20.949	$18.837	$19.453	$19.123	$17.871	$15.251	$15.106	$13.301	$8.706	$11.716
Ending AUV	$22.269	$20.949	$18.837	$19.453	$19.123	$17.871	$15.251	$15.106	$13.301	$8.706

Ending number of AUs (000s)	335	1,066	148	282	312	267	1,441	403	662	608

International Growth Fund (inception November 9, 2007)
Beginning AUV	$11.005	$11.055	$11.320	$11.282	$9.480	$8.205	$8.799	$7.796	$5.764	$9.668
Ending AUV	$13.536	$11.005	$11.055	$11.320	$11.282	$9.480	$8.205	$8.799	$7.796	$5.764

Ending number of AUs (000s)	631	755	677	576	607	578	309	237	104	152

Mid Cap Core Equity Fund
Beginning AUV	$21.036	$18.589	$19.421	$18.643	$14.512	$13.119	$14.032	$12.333	$9.497	$13.316
Ending AUV	$24.118	$21.036	$18.589	$19.421	$18.643	$14.512	$13.119	$14.032	$12.333	$9.497

Ending number of AUs (000s)	163	153	137	127	86	62	45	43	50	49

Technology Fund
Beginning AUV	$22.765	$22.938	$21.475	$19.338	$15.452	$13.886	$14.625	$12.057	$7.660	$13.803
Ending AUV	$30.762	$22.765	$22.938	$21.475	$19.338	$15.452	$13.886	$14.625	$12.057	$7.660

Ending number of AUs (000s)	105	13	122	36	15	14	7	8	29	1

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio (inception November 20, 2009)
Beginning AUV	$0.000	$0.000	$14.187	$14.976	$11.968	$10.042	$10.822	$9.958	$9.981	N/A
Ending AUV	$14.984	$12.669	$13.003	$14.187	$14.976	$11.968	$10.042	$10.822	$9.958	N/A

Ending number of AUs (000s)	328	581	813	1,008	1,025	552	651	465	94	N/A

Balanced Portfolio (inception November 20, 2009)
Beginning AUV	$18.362	$17.997	$18.056	$16.785	$13.569	$12.143	$11.753	$10.036	$9.981	N/A
Ending AUV	$20.450	$18.362	$17.997	$18.056	$16.785	$13.569	$12.143	$11.753	$10.036	N/A

Ending number of AUs (000s)	220	238	281	480	95	55	32	22	—	N/A

Corporate Bond Portfolio (inception November 20, 2009)
Beginning AUV	$12.702	$12.209	$12.185	$11.679	$11.928	$11.276	$10.508	$9.910	$10.000	N/A
Ending AUV	$13.212	$12.702	$12.209	$12.185	$11.679	$11.928	$11.276	$10.508	$9.910	N/A

Ending number of AUs (000s)	138	116	110	50	29	42	18	52	—	N/A

Energy Portfolio (inception November 20, 2009)
Beginning AUV	$13.987	$10.395	$13.352	$14.928	$11.685	$11.526	$12.677	$10.395	$9.883	N/A
Ending AUV	$12.218	$13.987	$10.395	$13.352	$14.928	$11.685	$11.526	$12.677	$10.395	N/A

Ending number of AUs (000s)	175	282	193	158	115	92	42	27	11	N/A

Global Bond Portfolio (inception November 19, 2010)
Beginning AUV	$11.306	$10.563	$10.851	$10.831	$10.645	$10.004	$9.996	$9.999	N/A	N/A
Ending AUV	$11.789	$11.306	$10.563	$10.851	$10.831	$10.645	$10.004	$9.996	N/A	N/A

Ending number of AUs (000s)	155	92	47	43	25	64	9	—	N/A	N/A

57

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS: (continued)
High Income Portfolio (inception November 20, 2009)
Beginning AUV	$18.014	$15.505	$16.584	$16.274	$14.727	$12.413	$11.793	$10.268	$10.000	N/A
Ending AUV	$19.217	$18.014	$15.505	$16.584	$16.274	$14.727	$12.413	$11.793	$10.268	N/A

Ending number of AUs (000s)	677	1,335	488	822	3,121	449	121	35	11	N/A

Limited-Term Bond Portfolio (inception January 20, 2013)
Beginning AUV	$10.324	$10.128	$10.040	$9.943	$10.004	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.469	$10.324	$10.128	$10.040	$9.943	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	328	342	364	92	59	N/A	N/A	N/A	N/A	N/A

Mid Cap Growth Portfolio (inception November 20, 2009)
Beginning AUV	$21.824	$20.566	$21.827	$20.235	$15.573	$13.713	$13.790	$10.482	$9.944	N/A
Ending AUV	$27.693	$21.824	$20.566	$21.827	$20.235	$15.573	$13.713	$13.790	$10.482	N/A

Ending number of AUs (000s)	207	183	178	194	179	102	114	69	2	N/A

Natural Resources Portfolio (inception November 19, 2010)
Beginning AUV	$7.985	$6.449	$8.310	$9.556	$8.864	$8.700	$11.076	$10.123	N/A	N/A
Ending AUV	$8.222	$7.985	$6.449	$8.310	$9.556	$8.864	$8.700	$11.076	N/A	N/A

Ending number of AUs (000s)	195	227	110	115	106	95	39	5	N/A	N/A

Science and Technology Portfolio (inception November 20, 2009)
Beginning AUV	$23.050	$22.700	$23.372	$22.711	$14.523	$11.361	$12.056	$10.693	$9.967	N/A
Ending AUV	$30.452	$23.050	$22.700	$23.372	$22.711	$14.523	$11.361	$12.056	$10.693	N/A

Ending number of AUs (000s)	157	153	320	268	302	41	32	25	2	N/A

Value Portfolio (inception November 20, 2009)
Beginning AUV	$21.199	$19.075	$19.852	$17.893	$13.221	$11.122	$12.000	$10.109	$9.959	N/A
Ending AUV	$23.848	$21.199	$19.075	$19.852	$17.893	$13.221	$11.122	$12.000	$10.109	N/A

Ending number of AUs (000s)	19	45	62	61	89	41	47	50	—	N/A

JANUS HENDERSON VIT FUNDS- Institutional :
Balanced Portfolio (inception May 1, 2007)
Beginning AUV	$19.088	$18.248	$18.135	$16.713	$13.910	$12.243	$12.045	$11.113	$8.828	$10.489
Ending AUV	$22.606	$19.088	$18.248	$18.135	$16.713	$13.910	$12.243	$12.045	$11.113	$8.828

Ending number of AUs (000s)	1,609	1,622	1,532	1,173	740	520	533	534	276	261

Enterprise Portfolio (inception May 1, 2006)
Beginning AUV	$26.571	$23.648	$22.732	$20.202	$15.261	$13.011	$13.199	$10.488	$7.242	$12.867
Ending AUV	$33.857	$26.571	$23.648	$22.732	$20.202	$15.261	$13.011	$13.199	$10.488	$7.242

Ending number of AUs (000s)	977	819	570	403	274	246	190	176	200	261

Forty Portfolio (inception May 1, 2007)
Beginning AUV	$21.162	$20.708	$18.453	$16.971	$12.932	$10.416	$11.163	$10.458	$7.146	$12.795
Ending AUV	$27.578	$21.162	$20.708	$18.453	$16.971	$12.932	$10.416	$11.163	$10.458	$7.146

Ending number of AUs (000s)	354	338	611	121	150	150	129	168	141	95

Global Research Portfolio (inception May 1, 2006)
Beginning AUV	$15.427	$15.115	$15.468	$14.397	$11.210	$9.336	$10.823	$9.343	$6.785	$12.261
Ending AUV	$19.597	$15.427	$15.115	$15.468	$14.397	$11.210	$9.336	$10.823	$9.343	$6.785

Ending number of AUs (000s)	157	73	74	64	85	33	43	23	97	54

Mid Cap Value Portfolio (inception May 1, 2007)
Beginning AUV	$19.041	$15.997	$16.572	$15.236	$12.083	$10.872	$11.167	$9.655	$7.222	$9.998
Ending AUV	$21.695	$19.041	$15.997	$16.572	$15.236	$12.083	$10.872	$11.167	$9.655	$7.222

Ending number of AUs (000s)	579	833	450	500	492	501	509	439	369	263

58

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
JANUS HENDERSON VIT FUNDS- Institutional : (continued)
Overseas Portfolio (inception May 1, 2006)
Beginning AUV	$10.736	$11.476	$12.555	$14.246	$12.435	$10.959	$16.157	$12.894	$7.181	$14.995
Ending AUV	$14.077	$10.736	$11.476	$12.555	$14.246	$12.435	$10.959	$16.157	$12.894	$7.181

Ending number of AUs (000s)	262	155	297	355	386	454	525	584	626	635

Research Portfolio (inception May 1, 2006)
Beginning AUV	$19.897	$19.798	$18.793	$16.632	$12.761	$10.761	$11.363	$9.923	$7.277	$12.072
Ending AUV	$25.444	$19.897	$19.798	$18.793	$16.632	$12.761	$10.761	$11.363	$9.923	$7.277

Ending number of AUs (000s)	163	128	126	50	63	54	87	88	113	101

JANUS HENERSON VIT FUNDS- Service:
Flexible Bond Portfolio (inception May 1, 2012)
Beginning AUV	$11.142	$10.900	$10.907	$10.418	$10.452	$9.993	N/A	N/A	N/A	N/A
Ending AUV	$11.516	$11.142	$10.900	$10.907	$10.418	$10.452	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,316	2,579	2,504	1,017	182	65	N/A	N/A	N/A	N/A

Global Unconstrained Bond Portfolio (inception May 1, 2016)
Beginning AUV	$10.205	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.378	$10.205	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	56	30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

US Low Volatility Portfolio (inception November 11, 2016)
Beginning AUV	$10.378	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.981	$10.378	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	83	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JOHN HANCOCK VARIABLE TRUST:
Emerging Markets Value Trust Fund (inception October 30, 2015)
Beginning AUV	$10.992	$9.318	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.570	$10.992	$9.318	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	663	239	46	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JPMORGAN INSURANCE TRUST:
Global Allocation Portfolio (inception October 30, 2015)
Beginning AUV	$10.327	$9.757	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.066	$10.327	$9.757	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	998	764	14	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Income Builder Portfolio (inception October 30, 2015)
Beginning AUV	$10.409	$9.801	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.628	$10.409	$9.801	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	290	312	22	N/A	N/A	N/A	N/A	N/A	N/A	N/A

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$23.446	$19.413	$24.282	$25.463	$25.784	$21.125	$25.762	$20.997	$12.362	$24.108
Ending AUV	$29.970	$23.446	$19.413	$24.282	$25.463	$25.784	$21.125	$25.762	$20.997	$12.362

Ending number of AUs (000s)	1,378	1,252	1,081	986	796	547	415	397	364	201

International Equity Portfolio
Beginning AUV	$16.055	$16.774	$16.486	$17.209	$14.251	$11.767	$12.689	$11.890	$9.790	$15.543
Ending AUV	$19.640	$16.055	$16.774	$16.486	$17.209	$14.251	$11.767	$12.689	$11.890	$9.790

Ending number of AUs (000s)	878	821	850	503	301	183	73	96	152	137

Global Dynamic Multi Asset Portfolio (inception November 16, 2012)
Beginning AUV	$13.135	$12.715	$12.772	$12.436	$10.408	$10.010	N/A	N/A	N/A	N/A
Ending AUV	$15.831	$13.135	$12.715	$12.772	$12.436	$10.408	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	105	82	94	104	90	1	N/A	N/A	N/A	N/A

59

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
LAZARD RETIREMENT SERIES INC.: (continued)
US Small-Mid Cap Equity Portfolio
Beginning AUV	$24.663	$21.301	$21.821	$19.654	$14.530	$13.182	$14.497	$11.718	$7.675	$12.081
Ending AUV	$28.102	$24.663	$21.301	$21.821	$19.654	$14.530	$13.182	$14.497	$11.718	$7.675

Ending number of AUs (000s)	98	77	75	91	40	27	35	59	70	4

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception April 30, 2007)
Beginning AUV	$20.822	$20.575	$20.938	$17.391	$11.768	$9.912	$9.673	$7.738	$5.750	$9.649
Ending AUV	$24.214	$20.822	$20.575	$20.938	$17.391	$11.768	$9.912	$9.673	$7.738	$5.750

Ending number of AUs (000s)	178	513	629	692	475	89	98	88	108	201

ClearBridge Dividend Strategy Portfolio (inception April 30, 2007)
Beginning AUV	$17.583	$15.291	$15.978	$14.064	$11.167	$9.778	$9.063	$8.073	$6.568	$10.108
Ending AUV	$20.954	$17.583	$15.291	$15.978	$14.064	$11.167	$9.778	$9.063	$8.073	$6.568

Ending number of AUs (000s)	373	362	140	221	234	144	52	33	32	27

ClearBridge Large Cap Growth Portfolio (inception April 30, 2007)
Beginning AUV	$21.760	$20.262	$18.455	$16.190	$11.744	$9.759	$9.823	$8.943	$6.281	$10.016
Ending AUV	$27.366	$21.760	$20.262	$18.455	$16.190	$11.744	$9.759	$9.823	$8.943	$6.281

Ending number of AUs (000s)	587	348	312	124	120	30	10	22	42	41

ClearBridge Small Cap Growth Portfolio (inception May 1, 2012)
Beginning AUV	$15.491	$14.678	$15.385	$14.823	$10.110	$10.028	N/A	N/A	N/A	N/A
Ending AUV	$19.195	$15.491	$14.678	$15.385	$14.823	$10.110	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	179	124	134	155	319	25	N/A	N/A	N/A	N/A

QS Dynamic Multi Strategy Portfolio (inception May 1, 2012)
Beginning AUV	$12.132	$12.190	$12.891	$12.119	$10.259	$10.028	N/A	N/A	N/A	N/A
Ending AUV	$13.808	$12.132	$12.190	$12.891	$12.119	$10.259	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	60	66	133	119	75	—	N/A	N/A	N/A	N/A

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV	$20.000	$17.301	$18.373	$18.588	$17.491	$14.782	$14.533	$12.646	$8.130	$11.752
Ending AUV	$21.731	$20.000	$17.301	$18.373	$18.588	$17.491	$14.782	$14.533	$12.646	$8.130

Ending number of AUs (000s)	286	139	97	159	289	996	65	91	1,770	49

LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio (inception November 9, 2007)
Beginning AUV	$18.157	$16.193	$16.444	$15.759	$14.569	$12.946	$12.403	$11.043	$8.222	$9.970
Ending AUV	$19.830	$18.157	$16.193	$16.444	$15.759	$14.569	$12.946	$12.403	$11.043	$8.222

Ending number of AUs (000s)	1,234	1,040	1,077	1,195	933	678	581	206	79	13

Calibrated Dividend Growth Portfolio
Beginning AUV	$23.966	$20.821	$21.275	$19.074	$14.910	$13.259	$13.233	$11.530	$9.343	$12.658
Ending AUV	$28.549	$23.966	$20.821	$21.275	$19.074	$14.910	$13.259	$13.233	$11.530	$9.343

Ending number of AUs (000s)	253	249	149	43	54	22	26	28	22	26

Growth and Income Portfolio
Beginning AUV	$20.321	$17.352	$17.863	$16.593	$12.210	$10.893	$11.599	$9.879	$8.308	$13.068
Ending AUV	$23.040	$20.321	$17.352	$17.863	$16.593	$12.210	$10.893	$11.599	$9.879	$8.308

Ending number of AUs (000s)	114	387	148	173	176	124	113	95	100	104

International Opportunities Portfolio (inception November 9, 2007)
Beginning AUV	$10.934	$11.423	$10.282	$10.910	$8.284	$6.882	$8.165	$6.736	$4.555	$9.398
Ending AUV	$15.222	$10.934	$11.423	$10.282	$10.910	$8.284	$6.882	$8.165	$6.736	$4.555

Ending number of AUs (000s)	608	373	547	213	219	89	29	54	165	17

60

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MAINSTAY VP FUNDS TRUST: (inception May 1, 2017)
MacKay Convertible Portfolios - Service
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.603	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	115	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

MFS VARIABLE INSURANCE TRUST:
Growth Series - Service (inception July 31, 2015)
Beginning AUV	$10.097	$9.881	$9.980	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.235	$10.097	$9.881	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	58	24	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Value Series - Service (inception July 31, 2015)
Beginning AUV	$10.912	$9.591	$9.970	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.805	$10.912	$9.591	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	61	26	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A

NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index Fund (inception December 30, 2013)
Beginning AUV	$10.777	$10.561	$10.561	$9.971	$9.991	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.097	$10.777	$10.561	$10.561	$9.971	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	304	310	171	119	0	N/A	N/A	N/A	N/A	N/A

DFA NVIT Capital Appreciation Fund (inception May 1, 2017)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.163	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

DFA NVIT Moderate Fund (inception May 1, 2017)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.916	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	151	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

DoubleLine NVIT Total Return Tactical Fund (inception November 3, 2017)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.995	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

International Index Fund (inception December 30, 2013)
Beginning AUV	$9.409	$9.345	$9.448	$10.022	$10.012	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.732	$9.409	$9.345	$9.448	$10.022	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,665	601	478	224	0	N/A	N/A	N/A	N/A	N/A

Mid Cap Index Fund (inception December 30, 2013)
Beginning AUV	$12.807	$10.668	$10.972	$10.011	$9.988	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.801	$12.807	$10.668	$10.972	$10.011	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	659	534	221	86	0	N/A	N/A	N/A	N/A	N/A

Multi-Manager International Value Fund (inception May 1, 2017)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.372	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Manager Mid Cap Value Fund (inception May 1, 2017)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.843	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

61

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
NATIONWIDE VARIABLE INSURANCE TRUST: (continued)
Neuberger Berman NVIT Socially Responsible Fund (inception May 1, 2017)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.110	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

S&P 500 Index Fund (inception December 30, 2013)
Beginning AUV	$12.754	$11.450	$11.345	$10.001	$9.971	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.452	$12.754	$11.450	$11.345	$10.001	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,265	588	386	180	0	N/A	N/A	N/A	N/A	N/A

Small Cap Index Fund (inception December 30, 2013)
Beginning AUV	$12.040	$9.967	$10.478	$9.983	$9.971	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.745	$12.040	$9.967	$10.478	$9.983	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,057	593	372	151	0	N/A	N/A	N/A	N/A	N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
Beginning AUV	$21.252	$16.686	$18.919	$17.222	$13.133	$11.264	$12.707	$10.986	$7.039	$14.785
Ending AUV	$24.092	$21.252	$16.686	$18.919	$17.222	$13.133	$11.264	$12.707	$10.986	$7.039

Ending number of AUs (000s)	36	286	80	82	73	83	156	142	188	199

Mid-Cap Growth Portfolio
Beginning AUV	$28.006	$26.827	$26.489	$24.622	$18.567	$16.517	$16.439	$12.734	$9.676	$17.086
Ending AUV	$35.088	$28.006	$26.827	$26.489	$24.622	$18.567	$16.517	$16.439	$12.734	$9.676

Ending number of AUs (000s)	85	65	158	104	40	222	163	53	40	54

Mid Cap Intrinsic Value Portfolio
Beginning AUV	$24.122	$20.765	$22.653	$19.900	$14.520	$12.568	$13.442	$10.653	$7.268	$13.415
Ending AUV	$28.159	$24.122	$20.765	$22.653	$19.900	$14.520	$12.568	$13.442	$10.653	$7.268

Ending number of AUs (000s)	198	202	216	52	77	24	21	42	55	40

Short Duration Bond Portfolio
Beginning AUV	$12.291	$12.143	$12.120	$12.047	$11.973	$11.446	$11.413	$10.840	$9.565	$11.049
Ending AUV	$12.400	$12.291	$12.143	$12.120	$12.047	$11.973	$11.446	$11.413	$10.840	$9.565

Ending number of AUs (000s)	353	341	471	327	256	78	106	40	56	125

US Equity Index PutWrite Strategy Portfolio (inception date May 1, 2015)
Beginning AUV	$9.203	$9.262	$10.020	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.818	$9.203	$9.262	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	86	112	70	N/A	N/A	N/A	N/A	N/A	N/A	N/A

NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Portfolio Class 3 (inception May 1, 2015)
Beginning AUV	$9.920	$9.073	$10.030	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.966	$9.920	$9.073	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	108	45	36	N/A	N/A	N/A	N/A	N/A	N/A	N/A

BTS Tactical Fixed Income Portfolio (inception October 30, 2015)
Beginning AUV	$10.945	$9.669	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.259	$10.945	$9.669	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,277	796	7	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Power Dividend Index Portfolio (inception May 1, 2007)
Beginning AUV	$15.012	$14.913	$15.524	$14.517	$12.117	$10.956	$10.335	$9.249	$7.591	$9.880
Ending AUV	$16.647	$15.012	$14.913	$15.524	$14.517	$12.117	$10.956	$10.335	$9.249	$7.591

Ending number of AUs (000s)	352	49	65	53	45	38	15	8	39	16

62

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
NORTHERN LIGHTS VARIABLE TRUST: (continued)
Power Income Portfolio (inception May 1, 2012)
Beginning AUV	$10.813	$10.361	$10.627	$10.743	$10.270	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$11.042	$10.813	$10.361	$10.627	$10.743	$10.270	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	102	120	311	185	312	342	N/A	N/A	N/A	N/A

Power Momentum Portfolio (inception May 1, 2007)
Beginning AUV	$15.989	$15.172	$15.333	$14.191	$10.421	$8.925	$8.831	$7.012	$5.193	$9.047
Ending AUV	$19.335	$15.989	$15.172	$15.333	$14.191	$10.421	$8.925	$8.831	$7.012	$5.193

Ending number of AUs (000s)	97	76	137	145	134	89	39	52	40	44

Probabilities Portfolio (inception May 1, 2013)
Beginning AUV	$10.592	$10.354	$10.950	$10.440	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.246	$10.592	$10.354	$10.950	$10.440	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,369	1,508	2,492	3,051	3,600	N/A	N/A	N/A	N/A	N/A

TOPS Aggressive Growth ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$11.524	$10.172	$10.551	$10.038	$10.008	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.895	$11.524	$10.172	$10.551	$10.038	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	0	0	0	0	N/A	N/A	N/A	N/A	N/A

TOPS Balanced ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$11.062	$10.232	$10.492	$10.015	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.289	$11.062	$10.232	$10.492	$10.015	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	0	0	0	0	N/A	N/A	N/A	N/A	N/A

TOPS Conservative ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$10.661	$10.053	$10.245	$10.007	$10.001	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.406	$10.661	$10.053	$10.245	$10.007	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	19	19	19	0	0	N/A	N/A	N/A	N/A	N/A

TOPS Conservative ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$11.982	$11.323	$11.565	$11.325	$10.830	$9.831	$10.000	N/A	N/A	N/A
Ending AUV	$12.800	$11.982	$11.323	$11.565	$11.325	$10.830	$9.831	N/A	N/A	N/A

Ending number of AUs (000s)	35	24	161	165	38	55	—	N/A	N/A	N/A

TOPS Growth ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$11.241	$9.993	$10.430	$10.035	$10.007	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.278	$11.241	$9.993	$10.430	$10.035	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	27	27	0	0	N/A	N/A	N/A	N/A	N/A

TOPS Moderate Growth ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$11.148	$10.072	$10.408	$10.023	$10.009	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.738	$11.148	$10.072	$10.408	$10.023	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	17	17	29	12	0	N/A	N/A	N/A	N/A	N/A

TOPS Managed Risk Balanced ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$10.533	$9.911	$10.350	$10.015	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.670	$10.533	$9.911	$10.350	$10.015	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	13	22	45	0	N/A	N/A	N/A	N/A	N/A

TOPS Managed Risk Balanced ETF- Class 2 (inception November 18, 2011)
Beginning AUV	$12.331	$11.608	$12.155	$11.794	$10.927	$10.082	$10.000	N/A	N/A	N/A
Ending AUV	$13.635	$12.331	$11.608	$12.155	$11.794	$10.927	$10.082	N/A	N/A	N/A

Ending number of AUs (000s)	162	175	180	132	25	10	—	N/A	N/A	N/A

63

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
NORTHERN LIGHTS VARIABLE TRUST: (continued)
TOPS Managed Risk Growth ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$9.805	$9.271	$10.182	$10.032	$10.009	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.555	$9.805	$9.271	$10.182	$10.032	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	761	755	881	773	0	N/A	N/A	N/A	N/A	N/A

TOPS Managed Risk Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$11.386	$10.786	$11.872	$11.718	$10.105	$9.336	$9.990	N/A	N/A	N/A
Ending AUV	$13.397	$11.386	$10.786	$11.872	$11.718	$10.105	$9.336	N/A	N/A	N/A

Ending number of AUs (000s)	32	31	16	10	1	—	—	N/A	N/A	N/A

TOPS Managed Risk Moderate Growth ETF- Class 1 (inception December 30, 2013)
Beginning AUV	$10.320	$9.700	$10.341	$10.023	$10.009	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.771	$10.320	$9.700	$10.341	$10.023	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	0	13	13	0	N/A	N/A	N/A	N/A	N/A

TOPS Managed Risk Moderate Growth ETF- Class 2 (inception November 18, 2011)
Beginning AUV	$12.563	$11.817	$12.620	$12.275	$10.921	$10.051	$10.000	N/A	N/A	N/A
Ending AUV	$14.303	$12.563	$11.817	$12.620	$12.275	$10.921	$10.051	N/A	N/A	N/A

Ending number of AUs (000s)	55	60	126	103	85	72	72	N/A	N/A	N/A

OPPENHEIMER VARIABLE ACCOUNT FUNDS: (inception November 18, 2011)
Global Fund
Beginning AUV	$16.321	$16.347	$15.768	$15.450	$12.167	$10.059	$9.993	N/A	N/A	N/A
Ending AUV	$22.249	$16.321	$16.347	$15.768	$15.450	$12.167	$10.059	N/A	N/A	N/A

Ending number of AUs (000s)	662	585	518	296	270	71	1	N/A	N/A	N/A

Global Multi-Alternatives Fund (inception date May 1, 2014)
Beginning AUV	$9.934	$9.600	$9.967	$9.990	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.953	$9.934	$9.600	$9.967	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	72	46	24	4	N/A	N/A	N/A	N/A	N/A	N/A

Global Strategic Income Fund
Beginning AUV	$12.016	$11.308	$11.597	$11.315	$11.356	$10.037	$10.000	N/A	N/A	N/A
Ending AUV	$12.741	$12.016	$11.308	$11.597	$11.315	$11.356	$10.037	N/A	N/A	N/A

Ending number of AUs (000s)	179	154	124	115	43	973	1	N/A	N/A	N/A

International Growth Fund
Beginning AUV	$14.408	$14.810	$14.364	$15.471	$12.307	$10.114	$10.000	N/A	N/A	N/A
Ending AUV	$18.218	$14.408	$14.810	$14.364	$15.471	$12.307	$10.114	N/A	N/A	N/A

Ending number of AUs (000s)	1,035	892	801	618	406	65	—	N/A	N/A	N/A

Main Street® Fund
Beginning AUV	$20.318	$18.256	$17.706	$16.038	$12.202	$10.464	$10.020	N/A	N/A	N/A
Ending AUV	$23.698	$20.318	$18.256	$17.706	$16.038	$12.202	$10.464	N/A	N/A	N/A

Ending number of AUs (000s)	369	150	153	98	123	51	—	N/A	N/A	N/A

Total Return Bond Fund
Beginning AUV	$12.305	$11.941	$11.857	$11.089	$11.132	$10.104	$9.987	N/A	N/A	N/A
Ending AUV	$12.844	$12.305	$11.941	$11.857	$11.089	$11.132	$10.104	N/A	N/A	N/A

Ending number of AUs (000s)	237	140	342	161	31	235	1	N/A	N/A	N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset All Authority Portfolio (inception May 1, 2014)
Beginning AUV	$9.401	$8.266	$9.430	$10.010	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.441	$9.401	$8.266	$9.430	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	447	209	256	478	N/A	N/A	N/A	N/A	N/A	N/A

64

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
PIMCO VARIABLE INSURANCE TRUST: (continued)
All Asset All Authority Portfolio - Institutional (inception September 10, 2014)
Beginning AUV	$9.291	$8.165	$9.297	$9.980	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.334	$9.291	$8.165	$9.297	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	52	85	84	52	N/A	N/A	N/A	N/A	N/A	N/A

All Asset Portfolio (inception May 1, 2006)
Beginning AUV	$15.942	$14.117	$15.511	$15.437	$15.395	$13.394	$13.137	$11.616	$9.555	$11.354
Ending AUV	$18.101	$15.942	$14.117	$15.511	$15.437	$15.395	$13.394	$13.137	$11.616	$9.555

Ending number of AUs (000s)	657	661	1,333	1,917	2,095	1,619	897	756	484	293

CommodityRealReturn Strategy Portfolio (inception May 1, 2006)
Beginning AUV	$6.802	$5.907	$7.950	$9.746	$11.425	$10.841	$11.727	$9.418	$6.654	$11.838
Ending AUV	$6.948	$6.802	$5.907	$7.950	$9.746	$11.425	$10.841	$11.727	$9.418	$6.654

Ending number of AUs (000s)	1,689	1,594	1,313	1,451	1,210	844	625	678	315	280

Emerging Markets Bond Portfolio (inception May 1, 2006)
Beginning AUV	$18.792	$16.585	$16.965	$16.713	$17.961	$15.238	$14.333	$12.780	$9.792	$11.463
Ending AUV	$20.647	$18.792	$16.585	$16.965	$16.713	$17.961	$15.238	$14.333	$12.780	$9.792

Ending number of AUs (000s)	1,128	971	836	803	846	1,407	690	420	307	323

Foreign Bond Unhedged Portfolio (inception November 14, 2008)
Beginning AUV	$12.795	$12.422	$13.368	$13.314	$14.236	$13.494	$12.434	$11.358	$10.912	$9.959
Ending AUV	$14.182	$12.795	$12.422	$13.368	$13.314	$14.236	$13.494	$12.434	$11.358	$10.912

Ending number of AUs (000s)	357	357	380	401	288	274	184	106	81	181

Foreign Bond US Dollar-Hedged Portfolio (inception May 1, 2006)
Beginning AUV	$18.499	$17.374	$17.324	$15.585	$15.507	$13.989	$13.103	$12.078	$10.448	$10.705
Ending AUV	$19.011	$18.499	$17.374	$17.324	$15.585	$15.507	$13.989	$13.103	$12.078	$10.448

Ending number of AUs (000s)	1,911	1,236	1,525	1,621	588	758	699	238	145	180

Global Bond Unhedged Portfolio (inception May 1, 2006)
Beginning AUV	$15.647	$15.039	$15.671	$15.324	$16.743	$15.657	$14.556	$13.038	$11.159	$11.255
Ending AUV	$16.996	$15.647	$15.039	$15.671	$15.324	$16.743	$15.657	$14.556	$13.038	$11.159

Ending number of AUs (000s)	148	139	129	196	206	259	254	151	146	338

Global Core Bond Hedged Portfolio (inception November 18, 2011)
Beginning AUV	$10.245	$9.594	$10.102	$10.256	$10.588	$9.971	$10.000	N/A	N/A	N/A
Ending AUV	$10.684	$10.245	$9.594	$10.102	$10.256	$10.588	$9.971	N/A	N/A	N/A

Ending number of AUs (000s)	32	25	22	73	166	19	1	N/A	N/A	N/A

Global Multi-Asset Portfolio (inception November 19, 2010)
Beginning AUV	$10.947	$10.522	$10.537	$10.064	$10.923	$10.033	$10.210	$10.000	N/A	N/A
Ending AUV	$12.488	$10.947	$10.522	$10.537	$10.064	$10.923	$10.033	$10.210	N/A	N/A

Ending number of AUs (000s)	87	82	94	84	397	233	131	15	N/A	N/A

High Yield Portfolio (inception May 1, 2006)
Beginning AUV	$19.284	$17.150	$17.436	$16.873	$15.958	$13.961	$13.510	$11.803	$8.415	$11.001
Ending AUV	$20.558	$19.284	$17.150	$17.436	$16.873	$15.958	$13.961	$13.510	$11.803	$8.415

Ending number of AUs (000s)	1,429	1,680	1,273	1,094	3,612	4,501	3,227	2,462	3,319	437

Income Portfolio (inception May 1, 2016)
Beginning AUV	$10.549	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.401	$10.549	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	6,955	1,671	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

65

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
PIMCO VARIABLE INSURANCE TRUST: (continued)
Long Term US Government Portfolio (inception November 1, 2006)
Beginning AUV	$19.539	$19.409	$19.682	$15.871	$18.232	$17.458	$13.657	$12.237	$12.798	$10.911
Ending AUV	$21.289	$19.539	$19.409	$19.682	$15.871	$18.232	$17.458	$13.657	$12.237	$12.798

Ending number of AUs (000s)	291	216	245	305	69	103	215	84	116	132

Low Duration Portfolio (inception November 1, 2006)
Beginning AUV	$14.061	$13.866	$13.823	$13.706	$13.725	$12.966	$12.824	$12.180	$10.748	$10.793
Ending AUV	$14.250	$14.061	$13.866	$13.823	$13.706	$13.725	$12.966	$12.824	$12.180	$10.748

Ending number of AUs (000s)	2,106	2,300	2,296	2,033	2,001	1,776	1,603	867	630	625

Real Return Portfolio
Beginning AUV	$15.538	$14.770	$15.181	$14.726	$16.221	$14.915	$13.357	$12.356	$10.439	$11.229
Ending AUV	$16.105	$15.538	$14.770	$15.181	$14.726	$16.221	$14.915	$13.357	$12.356	$10.439

Ending number of AUs (000s)	1,652	1,270	1,187	1,247	1,168	1,842	1,498	1,037	834	595

Short Term Portfolio
Beginning AUV	$13.176	$12.871	$12.730	$12.640	$12.569	$12.230	$12.168	$11.917	$11.055	$11.089
Ending AUV	$13.492	$13.176	$12.871	$12.730	$12.640	$12.569	$12.230	$12.168	$11.917	$11.055

Ending number of AUs (000s)	1,820	1,476	1,862	1,211	1,380	718	742	522	500	279

Total Return Portfolio
Beginning AUV	$17.691	$17.230	$17.153	$16.449	$16.778	$15.310	$14.777	$13.669	$11.987	$11.438
Ending AUV	$18.560	$17.691	$17.230	$17.153	$16.449	$16.778	$15.310	$14.777	$13.669	$11.987

Ending number of AUs (000s)	6,195	5,635	5,525	4,763	5,987	5,409	3,776	3,318	2,552	2,022

Unconstrained Bond Portfolio (inception February 3, 2012)
Beginning AUV	$11.204	$10.698	$10.881	$10.560	$10.679	$9.990	N/A	N/A	N/A	N/A
Ending AUV	$11.765	$11.204	$10.698	$10.881	$10.560	$10.679	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,004	912	1,006	1,178	1,332	490	N/A	N/A	N/A	N/A

PROFUNDS VP:
Access VP High Yield Fund (inception May 3, 2010)
Beginning AUV	$15.849	$14.540	$14.518	$14.186	$12.894	$11.298	$10.997	$10.012	N/A	N/A
Ending AUV	$16.609	$15.849	$14.540	$14.518	$14.186	$12.894	$11.298	$10.997	N/A	N/A

Ending number of AUs (000s)	48	68	65	204	496	1,074	684	141	N/A	N/A

Asia 30 Fund (inception May 3, 2010)
Beginning AUV	$9.830	$9.768	$10.779	$10.950	$9.524	$8.248	$11.298	$10.072	N/A	N/A
Ending AUV	$13.062	$9.830	$9.768	$10.779	$10.950	$9.524	$8.248	$11.298	N/A	N/A

Ending number of AUs (000s)	144	65	252	26	46	82	26	81	N/A	N/A

Banks Fund (inception November 19, 2010)
Beginning AUV	$19.587	$15.895	$15.964	$14.463	$10.838	$8.124	$11.091	$9.965	N/A	N/A
Ending AUV	$23.097	$19.587	$15.895	$15.964	$14.463	$10.838	$8.124	$11.091	N/A	N/A

Ending number of AUs (000s)	149	88	76	148	57	11	1	—	N/A	N/A

Basic Materials Fund (inception May 3, 2010)
Beginning AUV	$13.582	$11.462	$13.316	$13.095	$11.057	$10.192	$12.155	$10.002	N/A	N/A
Ending AUV	$16.699	$13.582	$11.462	$13.316	$13.095	$11.057	$10.192	$12.155	N/A	N/A

Ending number of AUs (000s)	140	89	54	34	80	23	4	45	N/A	N/A

Bear Fund (inception May 3, 2010)
Beginning AUV	$3.535	$4.066	$4.276	$4.987	$6.789	$8.140	$8.934	$9.868	N/A	N/A
Ending AUV	$2.900	$3.535	$4.066	$4.276	$4.987	$6.789	$8.140	$8.934	N/A	N/A

Ending number of AUs (000s)	254	168	124	45	822	53	7	9	N/A	N/A

66

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
PROFUNDS VP: (continued)
Biotechnology Fund (inception May 3, 2010)
Beginning AUV	$28.714	$33.972	$32.887	$25.351	$15.053	$10.698	$10.040	$10.057	N/A	N/A
Ending AUV	$35.187	$28.714	$33.972	$32.887	$25.351	$15.053	$10.698	$10.040	N/A	N/A

Ending number of AUs (000s)	56	33	90	118	98	31	1	20	N/A	N/A

Bull Fund (inception May 3, 2010)
Beginning AUV	$19.053	$17.375	$17.455	$15.659	$12.068	$10.596	$10.596	$10.129	N/A	N/A
Ending AUV	$22.738	$19.053	$17.375	$17.455	$15.659	$12.068	$10.596	$10.596	N/A	N/A

Ending number of AUs (000s)	917	639	947	1,183	888	410	237	165	N/A	N/A

Consumer Goods Fund (inception May 3, 2010)
Beginning AUV	$20.015	$19.330	$18.558	$16.836	$13.107	$11.823	$11.055	$10.096	N/A	N/A
Ending AUV	$23.028	$20.015	$19.330	$18.558	$16.836	$13.107	$11.823	$11.055	N/A	N/A

Ending number of AUs (000s)	234	60	109	119	55	74	6	18	N/A	N/A

Consumer Services Fund (inception November 19, 2010)
Beginning AUV	$22.953	$22.031	$21.044	$18.713	$13.379	$10.957	$10.386	$10.052	N/A	N/A
Ending AUV	$27.169	$22.953	$22.031	$21.044	$18.713	$13.379	$10.957	$10.386	N/A	N/A

Ending number of AUs (000s)	103	59	84	195	246	93	4	1	N/A	N/A

Emerging Markets Fund (inception May 3, 2010)
Beginning AUV	$7.864	$7.084	$8.573	$8.876	$9.485	$8.901	$11.085	$9.978	N/A	N/A
Ending AUV	$10.480	$7.864	$7.084	$8.573	$8.876	$9.485	$8.901	$11.085	N/A	N/A

Ending number of AUs (000s)	340	125	35	75	67	200	3	106	N/A	N/A

Europe 30 Fund (inception May 3, 2010)
Beginning AUV	$12.095	$11.219	$12.588	$13.779	$11.328	$9.716	$10.663	$9.975	N/A	N/A
Ending AUV	$14.479	$12.095	$11.219	$12.588	$13.779	$11.328	$9.716	$10.663	N/A	N/A

Ending number of AUs (000s)	409	70	122	59	147	87	9	21	N/A	N/A

Falling U.S. Dollar Fund (inception November 19, 2010)
Beginning AUV	$6.959	$7.392	$8.214	$9.398	$9.591	$9.665	$9.936	$10.027	N/A	N/A
Ending AUV	$7.547	$6.959	$7.392	$8.214	$9.398	$9.591	$9.665	$9.936	N/A	N/A

Ending number of AUs (000s)	9	7	0	1	0	—	—	2	N/A	N/A

Financials Fund (inception May 3, 2010)
Beginning AUV	$17.981	$15.593	$15.829	$14.019	$10.614	$8.509	$9.875	$10.169	N/A	N/A
Ending AUV	$21.252	$17.981	$15.593	$15.829	$14.019	$10.614	$8.509	$9.875	N/A	N/A

Ending number of AUs (000s)	364	283	307	255	124	25	7	—	N/A	N/A

Government Money Market Fund (inception November 19, 2010)
Beginning AUV	$10.013	$10.011	$10.009	$10.006	$10.004	$10.002	$10.000	$10.000	N/A	N/A
Ending AUV	$10.015	$10.013	$10.011	$10.009	$10.006	$10.004	$10.002	$10.000	N/A	N/A

Ending number of AUs (000s)	3,689	3,186	5,542	3,227	2,705	3,363	364	39	N/A	N/A

Health Care Fund (inception May 3, 2010)
Beginning AUV	$23.054	$24.028	$22.879	$18.496	$13.234	$11.272	$10.237	$10.060	N/A	N/A
Ending AUV	$27.877	$23.054	$24.028	$22.879	$18.496	$13.234	$11.272	$10.237	N/A	N/A

Ending number of AUs (000s)	110	62	179	229	161	73	5	7	N/A	N/A

Industrials Fund (inception May 3, 2010)
Beginning AUV	$20.316	$17.284	$17.896	$16.950	$12.266	$10.592	$10.785	$10.196	N/A	N/A
Ending AUV	$24.866	$20.316	$17.284	$17.896	$16.950	$12.266	$10.592	$10.785	N/A	N/A

Ending number of AUs (000s)	399	375	64	109	268	143	20	18	N/A	N/A

67

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
PROFUNDS VP: (continued)
International Fund (inception May 3, 2010)
Beginning AUV	$11.513	$11.621	$12.045	$13.108	$10.970	$9.462	$11.046	$10.081	N/A	N/A
Ending AUV	$14.023	$11.513	$11.621	$12.045	$13.108	$10.970	$9.462	$11.046	N/A	N/A

Ending number of AUs (000s)	73	18	27	16	88	144	3	60	N/A	N/A

Internet Fund (inception November 19, 2010)
Beginning AUV	$22.590	$21.406	$17.786	$17.589	$11.594	$9.680	$10.399	$10.065	N/A	N/A
Ending AUV	$30.733	$22.590	$21.406	$17.786	$17.589	$11.594	$9.680	$10.399	N/A	N/A

Ending number of AUs (000s)	80	57	162	28	50	23	2	13	N/A	N/A

Japan Fund (inception May 3, 2010)
Beginning AUV	$14.816	$14.755	$13.945	$13.510	$9.114	$7.412	$9.099	$10.107	N/A	N/A
Ending AUV	$17.550	$14.816	$14.755	$13.945	$13.510	$9.114	$7.412	$9.099	N/A	N/A

Ending number of AUs (000s)	148	153	116	27	58	80	14	12	N/A	N/A

Large-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$20.246	$19.279	$18.581	$16.454	$12.593	$11.172	$10.833	$10.119	N/A	N/A
Ending AUV	$25.366	$20.246	$19.279	$18.581	$16.454	$12.593	$11.172	$10.833	N/A	N/A

Ending number of AUs (000s)	295	205	222	229	126	27	2	40	N/A	N/A

Large-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$18.719	$16.217	$17.023	$15.409	$11.863	$10.278	$10.411	$10.141	N/A	N/A
Ending AUV	$21.234	$18.719	$16.217	$17.023	$15.409	$11.863	$10.278	$10.411	N/A	N/A

Ending number of AUs (000s)	60	188	11	52	170	138	16	2	N/A	N/A

Mid-Cap Fund (inception May 3, 2010)
Beginning AUV	$19.290	$16.322	$17.082	$15.869	$12.133	$10.501	$10.959	$10.158	N/A	N/A
Ending AUV	$21.882	$19.290	$16.322	$17.082	$15.869	$12.133	$10.501	$10.959	N/A	N/A

Ending number of AUs (000s)	1,258	1,503	1,237	675	616	187	67	7	N/A	N/A

Mid-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$19.930	$17.656	$17.606	$16.627	$12.738	$11.040	$11.369	$10.166	N/A	N/A
Ending AUV	$23.578	$19.930	$17.656	$17.606	$16.627	$12.738	$11.040	$11.369	N/A	N/A

Ending number of AUs (000s)	42	26	208	39	129	89	2	201	N/A	N/A

Mid-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$19.805	$15.928	$17.356	$15.751	$11.919	$10.225	$10.642	$10.155	N/A	N/A
Ending AUV	$21.906	$19.805	$15.928	$17.356	$15.751	$11.919	$10.225	$10.642	N/A	N/A

Ending number of AUs (000s)	26	257	135	52	55	109	7	—	N/A	N/A

NASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$23.115	$21.961	$20.437	$17.467	$13.009	$11.192	$11.032	$10.149	N/A	N/A
Ending AUV	$30.135	$23.115	$21.961	$20.437	$17.467	$13.009	$11.192	$11.032	N/A	N/A

Ending number of AUs (000s)	422	527	571	481	328	154	18	122	N/A	N/A

Oil & Gas Fund (inception May 3, 2010)
Beginning AUV	$12.488	$10.056	$13.123	$14.722	$11.866	$11.532	$11.279	$10.099	N/A	N/A
Ending AUV	$12.091	$12.488	$10.056	$13.123	$14.722	$11.866	$11.532	$11.279	N/A	N/A

Ending number of AUs (000s)	167	372	97	53	71	54	6	32	N/A	N/A

Pharmaceuticals Fund (inception May 3, 2010)
Beginning AUV	$21.062	$21.879	$20.948	$17.551	$13.334	$11.921	$10.265	$10.079	N/A	N/A
Ending AUV	$23.244	$21.062	$21.879	$20.948	$17.551	$13.334	$11.921	$10.265	N/A	N/A

Ending number of AUs (000s)	32	23	41	78	23	14	71	—	N/A	N/A

68

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
PROFUNDS VP: (continued)
Precious Metals Fund (inception May 3, 2010)
Beginning AUV	$4.227	$2.713	$4.040	$5.307	$8.552	$10.007	$12.387	$9.831	N/A	N/A
Ending AUV	$4.450	$4.227	$2.713	$4.040	$5.307	$8.552	$10.007	$12.387	N/A	N/A

Ending number of AUs (000s)	204	219	168	120	294	74	80	65	N/A	N/A

Real Estate Fund (inception May 3, 2010)
Beginning AUV	$17.538	$16.589	$16.535	$13.227	$13.214	$11.278	$10.766	$10.325	N/A	N/A
Ending AUV	$18.950	$17.538	$16.589	$16.535	$13.227	$13.214	$11.278	$10.766	N/A	N/A

Ending number of AUs (000s)	34	27	76	164	35	54	8	1	N/A	N/A

Rising Rates Opportunity Fund (inception May 3, 2010)
Beginning AUV	$3.920	$4.133	$4.200	$6.022	$5.170	$5.556	$8.889	$10.007	N/A	N/A
Ending AUV	$3.453	$3.920	$4.133	$4.200	$6.022	$5.170	$5.556	$8.889	N/A	N/A

Ending number of AUs (000s)	181	404	260	107	252	111	32	49	N/A	N/A

Semiconductor Fund (inception November 19, 2010)
Beginning AUV	$21.683	$16.979	$17.482	$12.995	$9.736	$10.159	$10.571	$10.127	N/A	N/A
Ending AUV	$29.392	$21.683	$16.979	$17.482	$12.995	$9.736	$10.159	$10.571	N/A	N/A

Ending number of AUs (000s)	54	47	74	54	3	1	—	9	N/A	N/A

Short Emerging Markets Fund (inception November 19, 2010)
Beginning AUV	$8.282	$9.887	$8.866	$9.134	$9.155	$10.528	$9.514	$10.014	N/A	N/A
Ending AUV	$5.976	$8.282	$9.887	$8.866	$9.134	$9.155	$10.528	$9.514	N/A	N/A

Ending number of AUs (000s)	27	37	322	7	4	—	2	38	N/A	N/A

Short International Fund (inception November 19, 2010)
Beginning AUV	$5.843	$6.209	$6.453	$6.277	$7.947	$9.952	$9.776	$10.000	N/A	N/A
Ending AUV	$4.637	$5.843	$6.209	$6.453	$6.277	$7.947	$9.952	$9.776	N/A	N/A

Ending number of AUs (000s)	12	2	55	25	13	24	2	—	N/A	N/A

Short Mid-Cap Fund (inception November 19, 2010)
Beginning AUV	$3.433	$4.301	$4.375	$4.997	$6.911	$8.527	$9.291	$9.969	N/A	N/A
Ending AUV	$2.923	$3.433	$4.301	$4.375	$4.997	$6.911	$8.527	$9.291	N/A	N/A

Ending number of AUs (000s)	13	1	7	3	0	—	—	—	N/A	N/A

Short NASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$2.788	$3.099	$3.564	$4.421	$6.263	$7.712	$8.614	$9.845	N/A	N/A
Ending AUV	$2.084	$2.788	$3.099	$3.564	$4.421	$6.263	$7.712	$8.614	N/A	N/A

Ending number of AUs (000s)	32	54	30	35	8	124	2	8	N/A	N/A

Short Small-Cap Fund (inception May 3, 2010)
Beginning AUV	$3.016	$3.847	$3.878	$4.273	$6.215	$7.669	$8.436	$9.741	N/A	N/A
Ending AUV	$2.588	$3.016	$3.847	$3.878	$4.273	$6.215	$7.669	$8.436	N/A	N/A

Ending number of AUs (000s)	27	39	13	9	6	47	5	1	N/A	N/A

Small Cap Fund (inception November 19, 2010)
Beginning AUV	$18.458	$15.423	$16.443	$16.046	$11.697	$10.193	$10.804	$10.050	N/A	N/A
Ending AUV	$20.752	$18.458	$15.423	$16.443	$16.046	$11.697	$10.193	$10.804	N/A	N/A

Ending number of AUs (000s)	340	502	301	354	205	37	79	35	N/A	N/A

Small-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$22.300	$18.547	$18.332	$17.942	$12.777	$11.359	$11.216	$10.223	N/A	N/A
Ending AUV	$25.192	$22.300	$18.547	$18.332	$17.942	$12.777	$11.359	$11.216	N/A	N/A

Ending number of AUs (000s)	82	154	101	51	84	80	25	124	N/A	N/A

69

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
PROFUNDS VP: (continued)
Small-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$20.087	$15.598	$17.006	$16.072	$11.674	$10.050	$10.480	$10.223	N/A	N/A
Ending AUV	$22.037	$20.087	$15.598	$17.006	$16.072	$11.674	$10.050	$10.480	N/A	N/A

Ending number of AUs (000s)	138	565	101	305	111	152	26	15	N/A	N/A

Technology Fund (inception May 3, 2010)
Beginning AUV	$19.828	$17.650	$17.236	$14.592	$11.656	$10.567	$10.713	$10.146	N/A	N/A
Ending AUV	$26.804	$19.828	$17.650	$17.236	$14.592	$11.656	$10.567	$10.713	N/A	N/A

Ending number of AUs (000s)	109	73	95	186	71	2	81	2	N/A	N/A

Telecommunications Fund (inception November 19, 2010)
Beginning AUV	$17.420	$14.319	$14.105	$14.025	$12.515	$10.741	$10.544	$10.000	N/A	N/A
Ending AUV	$17.050	$17.420	$14.319	$14.105	$14.025	$12.515	$10.741	$10.544	N/A	N/A

Ending number of AUs (000s)	41	45	8	22	20	25	2	—	N/A	N/A

U.S. Government Plus Fund (inception May 3, 2010)
Beginning AUV	$15.957	$16.007	$16.964	$12.437	$15.376	$15.228	$10.611	$9.982	N/A	N/A
Ending AUV	$17.471	$15.957	$16.007	$16.964	$12.437	$15.376	$15.228	$10.611	N/A	N/A

Ending number of AUs (000s)	124	179	161	146	4	32	37	7	N/A	N/A

UltraBull Fund (inception May 3, 2010)
Beginning AUV	$31.932	$26.924	$27.723	$22.496	$13.386	$10.384	$10.911	$10.260	N/A	N/A
Ending AUV	$45.029	$31.932	$26.924	$27.723	$22.496	$13.386	$10.384	$10.911	N/A	N/A

Ending number of AUs (000s)	65	82	28	92	30	16	2	2	N/A	N/A

UltraMid-Cap Fund (inception May 3, 2010)
Beginning AUV	$33.256	$24.114	$26.542	$23.012	$13.488	$10.180	$11.789	$10.322	N/A	N/A
Ending AUV	$42.852	$33.256	$24.114	$26.542	$23.012	$13.488	$10.180	$11.789	N/A	N/A

Ending number of AUs (000s)	48	63	13	36	48	15	2	4	N/A	N/A

UltraNASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$46.950	$43.223	$38.048	$28.010	$15.644	$11.697	$11.838	$10.310	N/A	N/A
Ending AUV	$79.030	$46.950	$43.223	$38.048	$28.010	$15.644	$11.697	$11.838	N/A	N/A

Ending number of AUs (000s)	457	311	40	40	40	24	—	1	N/A	N/A

UltraShort NASDAQ-100 Fund (inception November 19, 2010)
Beginning AUV	$0.895	$1.122	$1.521	$2.368	$4.610	$7.116	$9.144	$9.987	N/A	N/A
Ending AUV	$0.493	$0.895	$1.122	$1.521	$2.368	$4.610	$7.116	$9.144	N/A	N/A

Ending number of AUs (000s)	197	550	163	12	85	38	30	—	N/A	N/A

UltraSmall-Cap Fund (inception May 3, 2010)
Beginning AUV	$28.670	$20.539	$23.601	$22.396	$11.998	$9.264	$11.413	$10.452	N/A	N/A
Ending AUV	$35.894	$28.670	$20.539	$23.601	$22.396	$11.998	$9.264	$11.413	N/A	N/A

Ending number of AUs (000s)	196	59	26	37	39	11	11	6	N/A	N/A

Utilities Fund (inception May 3, 2010)
Beginning AUV	$19.146	$16.638	$17.776	$14.121	$12.462	$12.444	$10.590	$10.138	N/A	N/A
Ending AUV	$21.182	$19.146	$16.638	$17.776	$14.121	$12.462	$12.444	$10.590	N/A	N/A

Ending number of AUs (000s)	108	121	65	231	29	67	96	7	N/A	N/A

PUTNAM VARIABLE TRUST:
Diversified Income Fund (inception November 19, 2010)
Beginning AUV	$12.075	$11.454	$11.728	$11.688	$10.841	$9.720	$10.038	$10.000	N/A	N/A
Ending AUV	$12.935	$12.075	$11.454	$11.728	$11.688	$10.841	$9.720	$10.038	N/A	N/A

Ending number of AUs (000s)	394	197	371	365	767	54	32	304	N/A	N/A

70

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
PUTNAM VARIABLE TRUST: (continued)
Equity Income Fund (inception November 19, 2010)
Beginning AUV	$21.020	$18.496	$19.076	$16.933	$12.788	$10.719	$10.516	$10.008	N/A	N/A
Ending AUV	$24.965	$21.020	$18.496	$19.076	$16.933	$12.788	$10.719	$10.516	N/A	N/A

Ending number of AUs (000s)	428	248	315	206	193	59	53	16	N/A	N/A

High Yield Fund (inception November 19, 2010)
Beginning AUV	$14.326	$12.398	$13.099	$12.898	$11.959	$10.309	$10.131	$10.000	N/A	N/A
Ending AUV	$15.325	$14.326	$12.398	$13.099	$12.898	$11.959	$10.309	$10.131	N/A	N/A

Ending number of AUs (000s)	319	1,230	84	106	1,094	337	601	1,233	N/A	N/A

Income Fund (inception November 19, 2010)
Beginning AUV	$12.717	$12.468	$12.652	$11.885	$11.667	$10.535	$10.033	$10.000	N/A	N/A
Ending AUV	$13.428	$12.717	$12.468	$12.652	$11.885	$11.667	$10.535	$10.033	N/A	N/A

Ending number of AUs (000s)	906	604	612	502	97	132	21	229	N/A	N/A

Mortgage Securities Fund (inception November 19, 2010)
Beginning AUV	$11.084	$11.061	$11.134	$10.673	$10.725	$10.530	$9.860	$10.008	N/A	N/A
Ending AUV	$11.301	$11.084	$11.061	$11.134	$10.673	$10.725	$10.530	$9.860	N/A	N/A

Ending number of AUs (000s)	190	101	129	544	82	36	241	20	N/A	N/A

Multi Asset Absolute Return Fund (inception May 2, 2011)
Beginning AUV	$10.859	$10.784	$10.842	$10.439	$10.030	$9.610	$9.980	N/A	N/A	N/A
Ending AUV	$11.617	$10.859	$10.784	$10.842	$10.439	$10.030	$9.610	N/A	N/A	N/A

Ending number of AUs (000s)	157	125	308	64	34	23	3	N/A	N/A	N/A

REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I (inception date May 1, 2015):
Beginning AUV	$10.648	$9.459	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.499	$10.648	$9.459	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	988	1,168	2,025	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Managed Volatility Class N (inception date October 31, 2014):
Beginning AUV	$10.412	$9.290	$9.870	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.191	$10.412	$9.290	$9.870	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	872	599	546	770	N/A	N/A	N/A	N/A	N/A	N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$20.813	$17.386	$19.860	$20.597	$17.024	$15.821	$17.999	$13.850	$8.763	$15.447
Ending AUV	$21.892	$20.813	$17.386	$19.860	$20.597	$17.024	$15.821	$17.999	$13.850	$8.763

Ending number of AUs (000s)	121	222	124	147	174	157	171	206	220	180

Small-Cap Portfolio
Beginning AUV	$24.422	$20.191	$22.892	$22.174	$16.455	$14.627	$15.124	$12.548	$9.281	$12.745
Ending AUV	$25.735	$24.422	$20.191	$22.892	$22.174	$16.455	$14.627	$15.124	$12.548	$9.281

Ending number of AUs (000s)	370	387	350	366	445	382	385	421	345	357

SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.907	$10.179	$10.515	$10.099	$10.029	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.167	$10.907	$10.179	$10.515	$10.099	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	61	38	9	30	0	N/A	N/A	N/A	N/A	N/A

Conservative Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.737	$10.334	$10.361	$10.020	$10.010	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.287	$10.737	$10.334	$10.361	$10.020	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	121	139	135	54	3	N/A	N/A	N/A	N/A	N/A

71

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
SEI INSURANCE PRODUCTS TRUST: (continued)
Defensive Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.358	$10.120	$10.147	$10.000	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.632	$10.358	$10.120	$10.147	$10.000	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	98	92	44	40	0	N/A	N/A	N/A	N/A	N/A

Market Growth Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.983	$10.196	$10.559	$10.137	$10.029	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.526	$10.983	$10.196	$10.559	$10.137	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	210	186	255	223	1	N/A	N/A	N/A	N/A	N/A

Market Plus Strategy Fund (inception November 15, 2013)
Beginning AUV	$11.167	$10.301	$10.684	$10.214	$10.039	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.253	$11.167	$10.301	$10.684	$10.214	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	78	76	136	58	1	N/A	N/A	N/A	N/A	N/A

Moderate Strategy Fund (inception November 15, 2013)
Beginning AUV	$11.123	$10.470	$10.576	$10.039	$10.020	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.038	$11.123	$10.470	$10.576	$10.039	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	174	130	138	112	0	N/A	N/A	N/A	N/A	N/A

T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception May 1, 2006)
Beginning AUV	$22.953	$22.831	$20.606	$18.932	$13.441	$11.400	$11.247	$9.696	$6.838	$11.923
Ending AUV	$31.177	$22.953	$22.831	$20.606	$18.932	$13.441	$11.400	$11.247	$9.696	$6.838

Ending number of AUs (000s)	1,715	1,451	1,474	1,029	844	718	570	536	506	544

Equity Income Portfolio II (inception May 1, 2006)
Beginning AUV	$18.517	$15.580	$16.772	$15.659	$12.101	$10.350	$10.456	$9.113	$7.276	$11.415
Ending AUV	$21.430	$18.517	$15.580	$16.772	$15.659	$12.101	$10.350	$10.456	$9.113	$7.276

Ending number of AUs (000s)	690	820	744	913	816	636	545	636	471	560

Health Sciences Portfolio II (inception May 1, 2006)
Beginning AUV	$38.900	$43.568	$38.737	$29.520	$19.613	$14.972	$13.564	$11.763	$8.955	$12.644
Ending AUV	$49.522	$38.900	$43.568	$38.737	$29.520	$19.613	$14.972	$13.564	$11.763	$8.955

Ending number of AUs (000s)	362	388	674	524	363	299	154	97	90	143

T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II (inception May 1, 2007)
Beginning AUV	$12.168	$12.032	$12.025	$11.978	$11.992	$11.707	$11.573	$11.252	$10.479	$10.344
Ending AUV	$12.266	$12.168	$12.032	$12.025	$11.978	$11.992	$11.707	$11.573	$11.252	$10.479

Ending number of AUs (000s)	562	767	856	633	347	151	272	197	206	99

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
Beginning AUV	$15.868	$14.140	$15.519	$14.868	$12.497	$9.815	$12.472	$10.934	$7.523	$13.352
Ending AUV	$18.024	$15.868	$14.140	$15.519	$14.868	$12.497	$9.815	$12.472	$10.934	$7.523

Ending number of AUs (000s)	129	280	268	362	286	359	342	341	383	533

TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio (inception November 19, 2010)
Beginning AUV	$13.129	$12.403	$12.773	$12.450	$11.307	$10.490	$10.295	$10.009	N/A	N/A
Ending AUV	$14.353	$13.129	$12.403	$12.773	$12.450	$11.307	$10.490	$10.295	N/A	N/A

Ending number of AUs (000s)	86	173	219	194	146	52	14	—	N/A	N/A

Strategic Growth Portfolio (inception November 19, 2010)
Beginning AUV	$13.739	$13.025	$13.529	$13.317	$11.272	$10.116	$10.505	$10.022	N/A	N/A
Ending AUV	$15.404	$13.739	$13.025	$13.529	$13.317	$11.272	$10.116	$10.505	N/A	N/A

Ending number of AUs (000s)	145	174	177	407	115	23	13	11	N/A	N/A

72

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund (inception date May 1, 2014)
Beginning AUV	$10.070	$10.070	$10.070	$10.070	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.855	$8.892	$6.337	$10.040	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	788	752	358	177	N/A	N/A	N/A	N/A	N/A	N/A

VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$22.011	$21.989	$25.566	$25.672	$22.918	$17.655	$23.774	$18.743	$8.792	$24.964
Ending AUV	$33.244	$22.011	$21.989	$25.566	$25.672	$22.918	$17.655	$23.774	$18.743	$8.792

Ending number of AUs (000s)	961	688	636	535	443	312	187	358	298	48

Global Gold Fund (inception May 1, 2013)
Beginning AUV	$8.069	$5.454	$7.191	$7.654	$9.765	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.102	$8.069	$5.454	$7.191	$7.654	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	425	466	152	122	86	N/A	N/A	N/A	N/A	N/A

Global Hard Assets Fund
Beginning AUV	$21.556	$15.000	$22.537	$27.859	$25.204	$24.379	$29.178	$22.578	$14.332	$26.602
Ending AUV	$21.190	$21.556	$15.000	$22.537	$27.859	$25.204	$24.379	$29.178	$22.578	$14.332

Ending number of AUs (000s)	185	263	166	173	182	205	218	222	184	159

Unconstrained Emerging Markets Bond Fund
Beginning AUV	$13.024	$12.238	$14.080	$13.779	$15.170	$14.373	$13.291	$12.515	$11.809	$11.398
Ending AUV	$14.618	$13.024	$12.238	$14.080	$13.779	$15.170	$14.373	$13.291	$12.515	$11.809

Ending number of AUs (000s)	97	63	73	70	54	68	98	102	168	208

VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio (inception December 30, 2013)
Beginning AUV	$12.103	$10.940	$10.969	$9.983	$9.980	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.836	$12.103	$10.940	$10.969	$9.983	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4,389	2,425	1,488	629	0	N/A	N/A	N/A	N/A	N/A

Capital Growth Portfolio (inception December 30, 2013)
Beginning AUV	$13.381	$12.114	$11.846	$10.000	$9.984	N/A	N/A	N/A	N/A	N/A
Ending AUV	$17.179	$13.381	$12.114	$11.846	$10.000	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,419	683	518	207	0	N/A	N/A	N/A	N/A	N/A

Diversified Value Portfolio (inception December 30, 2013)
Beginning AUV	$12.042	$10.698	$11.005	$10.017	$9.971	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.579	$12.042	$10.698	$11.005	$10.017	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	732	733	560	171	0	N/A	N/A	N/A	N/A	N/A

Equity Income Portfolio (inception December 30, 2013)
Beginning AUV	$12.828	$11.187	$11.131	$9.989	$9.971	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.116	$12.828	$11.187	$11.131	$9.989	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,763	1,954	982	394	0	N/A	N/A	N/A	N/A	N/A

Equity Index Portfolio (inception December 30, 2013)
Beginning AUV	$12.766	$11.457	$11.354	$10.000	$9.968	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.477	$12.766	$11.457	$11.354	$10.000	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	6,184	3,895	2,271	958	0	N/A	N/A	N/A	N/A	N/A

Growth Portfolio (inception December 30, 2013)
Beginning AUV	$12.097	$12.272	$11.405	$10.020	$9.981	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.781	$12.097	$12.272	$11.405	$10.020	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,577	1,077	1,010	238	0	N/A	N/A	N/A	N/A	N/A

73

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
VANGUARD VARIABLE INSURANCE TRUST: (continued)
High Yield Bond Portfolio (inception December 30, 2013)
Beginning AUV	$11.336	$10.216	$10.416	$9.974	$9.983	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.088	$11.336	$10.216	$10.416	$9.974	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,388	1,419	714	358	0	N/A	N/A	N/A	N/A	N/A

International Portfolio (inception December 30, 2013)
Beginning AUV	$9.474	$9.332	$9.438	$10.043	$10.021	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.471	$9.474	$9.332	$9.438	$10.043	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	5,495	2,737	1,545	623	0	N/A	N/A	N/A	N/A	N/A

Mid Cap Index Portfolio (inception December 30, 2013)
Beginning AUV	$12.388	$11.188	$11.391	$10.025	$9.991	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.700	$12.388	$11.188	$11.391	$10.025	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,789	1,774	1,374	534	0	N/A	N/A	N/A	N/A	N/A

REIT Index Portfolio (inception December 30, 2013)
Beginning AUV	$14.225	$13.174	$12.932	$9.937	$9.996	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.852	$14.225	$13.174	$12.932	$9.937	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,579	1,921	1,247	768	0	N/A	N/A	N/A	N/A	N/A

Short-Term Investment Grade Portfolio (inception December 30, 2013)
Beginning AUV	$10.469	$10.228	$10.149	$9.971	$9.981	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.650	$10.469	$10.228	$10.149	$9.971	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	8,680	6,168	4,489	1,483	0	N/A	N/A	N/A	N/A	N/A

Small Company Growth Portfolio (inception December 30, 2013)
Beginning AUV	$11.503	$10.043	$10.363	$10.021	$10.005	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.152	$11.503	$10.043	$10.363	$10.021	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,607	1,029	626	299	0	N/A	N/A	N/A	N/A	N/A

Total Bond Market Index Portfolio (inception December 30, 2013)
Beginning AUV	$10.773	$10.550	$10.552	$9.962	$9.988	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.109	$10.773	$10.550	$10.552	$9.962	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	11,665	6,814	3,793	1,603	0	N/A	N/A	N/A	N/A	N/A

Total Stock Market Index Portfolio (inception December 30, 2013)
Beginning AUV	$12.604	$11.238	$11.235	$10.002	$9.971	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.194	$12.604	$11.238	$11.235	$10.002	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	6,544	4,090	2,565	1,012	0	N/A	N/A	N/A	N/A	N/A

VIRTUS VARIABLE INSURANCE TRUST (inception November 18, 2011)
Duff & Phelps International Series
Beginning AUV	$10.799	$10.975	$12.260	$12.758	$11.836	$10.159	$9.800	N/A	N/A	N/A
Ending AUV	$12.521	$10.799	$10.975	$12.260	$12.758	$11.836	$10.159	N/A	N/A	N/A

Ending number of AUs (000s)	126	107	202	169	222	120	1	N/A	N/A	N/A

Duff & Phelps Real Estate Securities Series
Beginning AUV	$18.121	$16.964	$16.570	$12.589	$12.477	$10.667	$10.087	N/A	N/A	N/A
Ending AUV	$19.202	$18.121	$16.964	$16.570	$12.589	$12.477	$10.667	N/A	N/A	N/A

Ending number of AUs (000s)	235	230	248	349	175	124	11	N/A	N/A	N/A

Newfleet Multi-Sector Intermediate Bond Series
Beginning AUV	$12.986	$11.882	$12.033	$11.809	$11.549	$10.069	$9.993	N/A	N/A	N/A
Ending AUV	$13.859	$12.986	$11.882	$12.033	$11.809	$11.549	$10.069	N/A	N/A	N/A

Ending number of AUs (000s)	993	559	492	466	270	800	90	N/A	N/A	N/A

74

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$33.201	$30.843	$31.300	$31.190	$21.690	$18.422	$18.345	$13.534	$9.647	$17.336
Ending AUV	$42.872	$33.201	$30.843	$31.300	$31.190	$21.690	$18.422	$18.345	$13.534	$9.647

Ending number of AUs (000s)	117	107	137	182	352	106	70	71	22	17

Opportunity Fund
Beginning AUV	$25.697	$22.897	$23.626	$21.396	$16.373	$14.173	$15.001	$12.121	$8.205	$13.697
Ending AUV	$30.949	$25.697	$22.897	$23.626	$21.396	$16.373	$14.173	$15.001	$12.121	$8.205

Ending number of AUs (000s)	33	38	27	24	21	23	26	16	35	23

WESTCHESTER CAPITAL
Merger Fund VL (inception May 3, 2010)
Beginning AUV	$11.437	$11.165	$11.267	$11.114	$10.699	$10.436	$10.346	$9.982	N/A	N/A
Ending AUV	$11.731	$11.437	$11.165	$11.267	$11.114	$10.699	$10.436	$10.346	N/A	N/A

Ending number of AUs (000s)	1,134	1,213	1,154	1,107	925	513	403	420	N/A	N/A

75

APPENDIX C

Deductions for Taxes — Qualified and Nonqualified Annuity Contracts

	Upon	Upon
State	Purchase Payment	Annuitization	Nonqualified		Qualified
California		X	2.35%		0.50%

Maine	X		2.00	%(1)

Nevada		X	3.50%

South Dakota	X		1.25	%(2)

Texas		X	0.04	%(3)	0.04%

West Virginia		X	1.00%		1.00%

Wyoming	X		1.00%

NOTE:    The above tax deduction rates are as of January 1, 2018. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Expenses — Premium Taxes.”

Purchase Payments listed above include Purchase Payments paid via 1035 exchange or other transfer.

(1)         Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2)         South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3)         Texas charges an insurance department “maintenance fee” of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

76

APPENDIX D

Illustrations of ROP Enhanced Death Benefit Rider

The following table illustrates the impact of partial withdrawals and market value movement for a contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:

Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000

*/                                     Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).

**/                              The standard Death Benefit amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.

***/                       The ROP Enhanced Death Benefit amount is calculated as the greater of:  (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or  (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.

The next table illustrates the impact of Advisor Fees and market value movement for a contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:

Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420

*/                                     Assuming that on the day the Advisory Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisory Fee equals $1,400 (calculated as $70,000 x 2% = $1,400).  If $5,000 is withdrawn for Advisory Fees, the Excess Advisory Fee is $3,600 (calculated as $5,000 - $1,400 = $3,600).  Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000 - $1,400) = $4,580).  This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000 - $4,580 = $95,420).

**/                              The standard Death Benefit amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.

***/ The ROP Enhanced Death Benefit amount is calculated as the greater of:  (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or  (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.

77

PRIVACY NOTICE of

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Jefferson National Securities Corporation

01/2018

We take your privacy seriously.  This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your non-public personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law.  We are required, on a periodic basis, to submit your non-public personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts. We also may submit your non-public personal data to an outside vendor to obtain current address information.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

•                  Consumer reporting agencies

•                  Service providers who conduct marketing services on our behalf

•                  Other data providers

Data we collect may include:

•                  Name, address, e-mail address, phone number

•                  Social security number

•                  Demographic data

•                  Beneficiary information

•                  Internet Cookies (cookies help our Internet application process — they do not store any non-public personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

•                  Benefit plan administrators and sponsors

•                  Insurance companies, agents, reinsurers, investment advisers, broker dealers

•                  Group policyholders for purpose of reporting claims experience

•                  Regulators

•                  A court or governmental agency when there is a lawful request

•                  Law enforcement officials to  prevent criminal activity and/or fraud

•                  Service providers that perform marketing or research services for us

•                  Service providers that perform legal, audit, or administrative services for us

•                  Joint marketing partners

•                  Unaffiliated fund families

•                  Unaffiliated third parties

•                  Our affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. When we use service providers and joint marketers they agree to keep your non-public personal data private and not use it for any other purpose. Data obtained from an insurance support organization may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your non-public personal data.  To do so please send a written request to the Jefferson National Service Center:

10350 Ormsby Park Place

Louisville, KY 40223

Please include your name, address, telephone number, and policy number.  Also, let us know what kind of data you want to see.  We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it.  If we agree, we will correct our files.  If we disagree, you may file a short statement of dispute with us.  Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide non-public personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data.  If you provide non-public personal data to us on a website that we sponsor with another financial institution, please note that you are providing your non-public personal data to us and the third party.  Accordingly, you should review the privacy notice of any such third parties.

78

Jefferson National Life Insurance Company

P.O. Box 36840

Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions

Financial Statements

Custodian

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL- MNTADV-SAI-G-0516) dated May 1, 2018 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.nationwideadvisory.com:

Jefferson National Life Insurance Company
Administrative Office
P.O. Box 36840
Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor) variable annuity at the following address:

Name:

Mailing Address:

Sincerely,

(Signature)

© 2018, Jefferson National Life Insurance Company	JNL-MNTADV-PROS-G-05-18

79

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL VARIABLE ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

AND

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
PHONE: (866) 667-0561 (TOLL FREE)

May 1, 2018

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the “Separate Account”), dated May 1, 2018. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company (“Jefferson National”, “Company”, “we”, “our” or “us”) is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

On March 1, 2017, Jefferson Financial Corp was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc.  Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company (“CVIC”). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the “Separate Account”, was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval from the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the “Code”),  proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions, and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of qualified contracts from the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, we reserve the right to take whatever steps are available to remain in compliance.

Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; or

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period measured by the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules and the terms and conditions of the plan.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•      the contract is not transferable by the owner;

•      the premiums are not fixed;

•                  if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);

•                  certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•                  the entire interest of the owner in the contract is nonforfeitable; and

•                  after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

As used herein, the term “individual retirement plans” shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

One-Rollover-Per-Year Limitation

A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service (“IRS”) has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.

However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.

Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•                  the contract is not transferable by the owner;

•                  the premiums are not fixed;

•                  if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•                  the entire interest of the owner in the contract is nonforfeitable; and

•                  after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner’s federal gross income at the time of the rollover, and will be subject to federal income tax.

A Roth IRA owner was able to recharacterize (“undo”) the rollover or conversion of an amount from an IRA or qualified retirement plan to a Roth IRA if they later determined that the rollover or conversion was not to their advantage.   However,  H.R. 1, the Tax Cuts and Jobs Act eliminated the ability to recharacterize a rollover or conversion of an amount from an IRA or eligible retirement plan that occurs after December 31, 2017.  Purchasers of Contracts should consult their legal counsel and tax advisor.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several annuity options that can include fixed payments.

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliate of Jefferson National Life Insurance Company. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for JNL and its wholly owned subsidiary, Jefferson National Life Insurance Company of New York, during the last calendar year.

AIG Advisor Group

Cetera Financial

Dynasty Financial Partners

Kestra

Raymond James

Shareholder Services Group

Trust Company of America

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2018.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

Independent Registered Public Accounting Firm

The financial statements of Jefferson National Life Annuity Account G and the financial statements and schedules of Jefferson National Life Insurance Company as of and for the period ended December 31, 2017 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

CUSTODIAN

The Company is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Jefferson National Financial Corp.)

2017 Statutory Financial Statements and Supplemental Schedules

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

The Board of Directors

Jefferson National Life Insurance Company:

We have audited the accompanying financial statements of Jefferson National Life Insurance Company, which comprise the statutory statement of admitted assets, liabilities, and capital and surplus as of December 31, 2017, and the related statutory statement of operations and changes in capital and surplus, and cash flow for the year then ended, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by Jefferson National Life Insurance Company using statutory accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Jefferson National Life Insurance Company as of December 31, 2017, or the results of its operations or its cash flows for the year then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of Jefferson National Life Insurance Company as of December 31, 2017, and the results of its operations and its cash flow for the year then ended, in accordance with statutory accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Other Matters

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments — Other Than Investments in Related Parties, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X to comply with the filing instructions for the Securities and Exchange Commission’s Form N-4. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

The accompanying financial statements of Jefferson National Life Insurance Company as of December 31, 2016 and for the two-year period then ended were audited by other auditors whose report thereon, dated March 31, 2017, expressed an adverse opinion on those financial statements with respect to U.S. generally accepted accounting principles and an unmodified opinion with respect to statutory accounting practices prescribed or permitted by the Texas Department of Insurance.

Columbus, Ohio

April 26, 2018

2

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2017	2016

Admitted assets
Invested assets
Bonds	$435,521	$458,934
Stocks	18,746	18,973
Mortgage loans, net of allowance	14,488	18,725
Policy loans	4,539	4,873
Cash, cash equivalents and short-term investments	18,708	13,933
Other invested assets	2,248	280
Total invested assets	$494,250	$515,718
Accrued investment income	3,783	3,934
Deferred federal income tax assets, net	4,526	7,823
Other assets	5,109	5,160
Separate account assets	5,309,271	4,077,932
Total admitted assets	$5,816,939	$4,610,567

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$213,306	$215,871
Funds withheld and other payable on reinsurance	153,886	161,563
Borrowed money	85,181	97,321
Asset valuation reserve	3,163	2,954
Interest maintenance reserve	5,454	7,140
Other liabilities	12,243	9,126
Accrued transfers from separate accounts	(268)	(371)
Separate account liabilities	5,309,271	4,077,932
Total liabilities	$5,782,236	$4,571,536

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding — 1,043,565 shares)	$5,009	$5,009
Additional paid-in capital	42,165	42,165
Unassigned deficit	(12,471)	(8,143)
Total capital and surplus	$34,703	$39,031
Total liabilities, capital and surplus	$5,816,939	$4,610,567

See accompanying notes to statutory financial statements.

3

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2017	2016	2015

Revenues
Premiums and annuity considerations	$1,051,022	$713,944	$789,172
Net investment income	21,179	19,093	19,491
Amortization of interest maintenance reserve	1,812	1,569	1,341
Policyholder fee income	8,394	6,802	6,877
Other revenues	8,853	10,600	7,001
Total revenues	$1,091,260	$752,008	$823,882

Benefits and expenses
Benefits to policyholders and beneficiaries	$394,103	$413,887	$369,392
Decrease in reserves for future policy benefits and claims	(2,984)	(1,014)	(3,372)
Net transfers to separate accounts	661,574	306,541	425,985
Commissions	905	978	1,136
Decrease in funds withheld	10,977	9,939	10,415
Interest maintenance reserve released on reinsurance transaction	(289)	(1,320)	(1,772)
General and administrative expenses	23,703	20,172	21,088
Taxes, licenses and fees	425	277	272
Other expenses	224	192	207
Total benefits and expenses	$1,088,638	$749,652	$823,351

Income before federal income tax expense and net realized capital losses on investments	$2,622	$2,356	$531
Federal income tax expense	2,556	627	952

Income (loss) before net realized capital losses on investments	$66	$1,729	$(421)

Net realized capital losses on investments, net of federal income tax expense of $167, $0, and $0 in 2017, 2016 and 2015, respectively, and excluding $459, $3,050 and $3,396 of net realized capital gains transferred to the interest maintenance reserve in 2017, 2016 and 2015, respectively	(291)	(1,468)	(363)
Net (loss) income	$(225)	$261	$(784)

See accompanying notes to statutory financial statements.

4

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Statutory Statements of Changes in Capital and Surplus

		Additional		Special	Capital
	Capital	paid-in	Unassigned	surplus	and
(in thousands)	shares	capital	surplus	funds	surplus
Balance as of December 31, 2014	$5,009	$42,165	$(9,674)	$2,317	$39,817

Net loss	—	—	(784)	—	(784)
Change in asset valuation reserve	—	—	(185)	—	(185)
Change in net unrealized capital gains and losses	—	—	(1,088)	—	(1,088)
Change in surplus as a result of reinsurance, net of tax	—	—	—	(1,232)	(1,232)
Change in deferred income taxes	—	—	2,668	—	2,668
Change in nonadmitted assets	—	—	(875)	—	(874)
Balance as of December 31, 2015	$5,009	$42,165	$(9,938)	$1,085	$38,321

Net income	—	—	261	—	261
Change in asset valuation reserve	—	—	(26)	—	(26)
Change in net unrealized capital gains and losses	—	—	566	—	566
Change in surplus as a result of reinsurance, net of tax	—	—	—	(1,085)	(1,085)
Change in deferred income taxes	—	—	3,906	—	3,906
Change in nonadmitted assets			(2,912)	—	(2,912)
Balance as of December 31, 2016	$5,009	$42,165	$(8,143)	$—	$39,031

Net loss	—	—	(225)	—	(225)
Change in asset valuation reserve	—	—	(209)	—	(209)
Change in net unrealized capital gains losses, net of tax benefit of $95	—	—	(497)	—	(497)
Change in deferred income taxes	—	—	7,268	—	7,268
Change in nonadmitted assets	—	—	(10,665)	—	(10,665)
Balance as of December 31, 2017	$5,009	$42,165	$(12,471)	$—	$34,703

See accompanying notes to statutory financial statements.

5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2017	2016	2015

Cash flows from operating activities
Premiums collected, net of reinsurance	$1,051,022	$713,944	$789,172
Net investment income	17,651	17,581	17,241
Other revenue	23,915	21,274	21,182
Policy benefits and claims paid	(400,354)	(418,742)	(376,023)
Commissions, operating expenses and taxes, other than federal income tax paid	(35,930)	(30,297)	(31,360)
Net transfers to separate accounts	(661,471)	(306,553)	(425,638)
Federal income taxes (paid) recovered	(3,315)	220	(725)
Net cash used in operating activities	$(8,482)	$(2,373)	$(6,151)

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds and stocks	$61,670	$142,969	$153,540
Mortgage loans	4,380	1,620	1,608
Other invested assets	—	217	519
Investment proceeds	$66,050	$144,806	$155,667
Cost of investments acquired
Bonds and stocks	$(34,659)	$(141,501)	$(162,627)
Miscellaneous applications	(2,168)	—	—
Investments acquired	$(36,827)	$(141,501)	$(162,627)
Net decrease in policy loans	327	660	403
Net cash provided by (used in) investing activities	$29,550	$3,965	$(6,557)

Cash flows from financing activities and miscellaneous sources
Net change in deposits on deposit-type contract funds and other insurance liabilities	386	9,023	15,088
Net change in borrowed money	(12,140)	8,034	1,573
Other cash	(4,539)	(8,847)	(6,676)
Net cash (used in) provided by financing activities and	$(16,293)	$8,210	$9,985

Net increase (decrease) in cash, cash equivalents and short-term	$4,775	$9,802	$(2,723)
Cash, cash equivalents and short-term investments at beginning of year	13,933	4,131	6,854
Cash, cash equivalents and short-term investments at end of year	$18,708	$13,933	$4,131

Supplemental disclosure of non cash activity
Real estate acquired in satisfaction of debt	$98	$149	$231
Mortgage loan acquired in satisfaction of debt	—	30	—
Mortgage loan acquired from sale of real estate	254	—	—
Bonds transferred to subsidiary as capital contribution	—	—	3,975

See accompanying notes to statutory financial statements.

6

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

(1)         Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) was incorporated in 1937 and is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

The Company is licensed in all states and the District of Columbia except New York and is a wholly owned subsidiary of Jefferson National Financial Corp. (“JN Financial”), an insurance holding company incorporated in the State of Delaware. On March 1, 2017, Nationwide Life Insurance Company (“NLIC”) acquired all of the stock of JN Financial which resulted in JN Financial becoming a wholly owned subsidiary of NLIC. NLIC is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company markets primarily variable annuities and, in 2005, launched a flat insurance fee variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee based advisors.

JN Financial formed Jefferson National Life Insurance Company of New York (“JNLNY”) on June 16, 2014, a 100% wholly owned subsidiary of the Company, which commenced operations on April 17, 2015. JNLNY is a New York based insurance company created to serve the New York market. The Company contributed cash and bonds in the amount of $7,649 to seed JNLNY in early 2015.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

(2)         Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

Under National Association of Insurance Commissioners Accounting Practices and Procedures Manual (“NAIC SAP”), furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code §841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $33 and $235 at December 31, 2017 and 2016, respectively.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

		F/S	State of	As of December	As of December
(in thousands)	SSAP #	Page	domicile	31, 2017	31, 2016
Capital and Surplus
Statutory Capital and Surplus			TX	$34,703	$39,031
State Prescribed Practice:
Admissibility of furniture and other office equipment	19	4, L41	TX	33	235
Statutory Capital and Surplus, NAIC SAP				$34,670	$38,796

7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

Financial Statements

Financial statements prepared in accordance with NAIC SAP and practices prescribed or permitted by the Department vary from financial statements prepared using accounting principles generally accepted in the United States of America (“GAAP”) primarily because on a statutory basis:

•                            Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the National Association of Insurance Commissioners (“NAIC”) and state regulatory authorities;

•                            assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•                            an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•                            an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•                            the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•                            accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•                            surplus notes are accounted for as a component of capital and surplus;

•                            policy acquisition costs are charged to operations in the year incurred;

•                            negative cash balances are reported as negative assets;

•                            certain income and expense items are charged or credited directly to capital and surplus;

•                            the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•                            the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•                            Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•                           future policy benefit reserves are based on statutory mortality and interest requirements without the consideration of withdrawals.

Reinsurance Ceded

•                            Certain assets and liabilities are reported net of ceded reinsurance balances; and

•                            provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•                            Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•                            subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•                            equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•                            undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

8

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

•                            changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

•                            other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

•                            gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•                            Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

•                            Embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

•                            Changes in deferred federal income taxes, including impact of changes in tax rates due to enactment of the Tax Cuts and Jobs Act, are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of the prior reporting period’s adjusted statutory surplus); and

•                            unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•                           In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The Company does not determine net income and equity on a GAAP basis and, therefore, these amounts have not been disclosed.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, and the 2001 CSO table at an interest rate of 4.0% and 3.5%.

Future policy benefits for variable universal life policies have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017 and 2016, the Company calculated its reserves for variable annuity products with guaranteed minimum death, income and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

9

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, 3.0% interest, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, 3.0% interest, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at 3.0% interest. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 1987 Commissioner’s Group Disability Table, 5.5% interest, for group policies and the 1985 Commissioner’s Individual Disability Table A, 5.5% interest, for franchise policies.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public and privately-registered mutual funds, whose fair value is primarily based on the funds’ net asset value.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies, pricing from additional sources, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

10

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the duration and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

The Company has invested in seven mortgage loan participation arrangements managed by Innovative Capital Advisors and has various ownership percentages ranging from 6.52% to 16.44%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all the principal and interest payments according to the contractual terms of the agreement. The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgages are structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole by reviewing with the investment manager a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies the risk profile and potential for loss of mortgage loans.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

11

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of receivables on unsettled trades and real estate owned and available for sale.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•                            for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•                            the bond must never have been classified as a default security;

12

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

•                            for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•                            for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company’s amortization method is the grouped method on a prospective basis. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion (portion above 15% of the prior reporting period’s stand-alone legal entity adjusted statutory capital and surplus) and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities is partially offset by the favorable change in non-admitted assets. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

13

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

Subsequent Events

The Company evaluated subsequent events through April 26, 2018, the date the statutory financial statements were issued.

(3)   Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in thousands)	account	guarantees	guaranteed	Total	Total
December 31, 2017
Subject to discretionary withdrawal:
With market value adjustment	$—	$928	$—	$928	0.0%
At book value less current surrender charge of 5% or more	2,235	—	—	2,235	0.1%
At fair value	—	278,154	5,029,903	5,308,057	92.4%
Total with market value adjustment or at fair value	$2,235	$279,082	$5,029,903	$5,311,220	92.5%
At book value without adjustment (minimal or no charge or adjustment)	409,247	—	—	409,247	7.1%
Not subject to discretionary withdrawal	22,448	—	—	22,448	0.4%
Total, gross	$433,930	$279,082	$5,029,903	$5,742,915	100.0%
Less: Reinsurance ceded	224,719	—	—	224,719
Total, net	$209,211	$279,082	$5,029,903	$5,518,196

December 31, 2016
Subject to discretionary withdrawal:
With market value adjustment	$—	$712	$—	$712	0.0%
At book value less current surrender charge of 5% or more	3,625	—	—	3,625	0.1%
At fair value	—	260,961	3,815,872	4,076,833	90.2%
Total with market value adjustment or at fair value	$3,625	$261,673	$3,815,872	$4,081,170	90.3%
At book value without adjustment (minimal or no charge or adjustment)	416,641	—	—	416,641	9.2%
Not subject to discretionary withdrawal	22,303	—	—	22,303	0.5%
Total, gross	$442,569	$261,673	$3,815,872	$4,520,114	100.0%
Less: Reinsurance ceded	231,372	—	—	231,372
Total, net	$211,197	$261,673	$3,815,872	$4,288,742

14

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2017	2016
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$175,452	$178,878
Supplemental contracts with life contingencies, net	13,478	13,004
Deposit-type contracts	24,376	23,989
Subtotal	$213,306	$215,871

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	5,307,741	4,075,076
Supplemental contracts with life contingencies, net	682	859
Other contract deposit funds	848	1,997
Subtotal	$5,309,271	$4,077,932
Total annuity actuarial reserves and deposit fund liabilities, net	$5,522,577	$4,293,803

15

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

(4)   Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2017		December 31, 2016
	Legally	Separate account	Legally	Separate account
	insulated	assets	insulated	assets
(in thousands)	assets	(not legally insulated)	assets	(not legally insulated)
Product / Transaction:
Variable Annuity	$402,982	$—	$377,761	$—
Monument Advisor Variable Annuity	4,906,271	—	3,700,155	—
Variable Universal Life insurance	18	—	16	—
Total	$5,309,271	$—	$4,077,932	$—

The Company does not engage in securities lending transactions within its separate accounts.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

Guaranteed minimum income benefit (“GMIB”) — Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit (“GMWB”) — Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit (“GMDB”) — These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

16

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in thousands)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2017
Premiums, considerations or deposits	$—	$36,430	$—	$1,012,061	$1,048,491
Reserves
For accounts with assets at:
Fair value	$—	$38,878	$—	$5,270,125	$5,309,003
Amortized cost	—	—	—	—	—
Total reserves	$—	$38,878	$—	$5,270,125	$5,309,003
By withdrawal characteristics:
With market value adjustment	$—	$879	$—	$—	$879
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	37,999	—	5,268,621	5,306,620
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
Subtotal	$—	$38,878	$—	$5,268,621	$5,307,499
Not subject to discretionary withdrawal	—	—	—	1,504	1,504
Total reserves(1)	$—	$38,878	$—	$5,270,125	$5,309,003

(1)         The total reserves balance does not equal the liabilities related to separate accounts of $5.3 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $268, due to an adjustment for CARVM/CRVM reserves that have not been allocated to the categories outlined above.

17

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in thousands)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2016
Premiums, considerations or deposits	$—	$—	$—	$715,050	$715,050
Reserves
For accounts with assets at:
Fair value	$—	$691	$—	$4,076,870	$4,077,561
Amortized cost	—	—	—	—	—
Total reserves	$—	$691	$—	$4,076,870	$4,077,561
By withdrawal characteristics:
With market value adjustment	$—	$691	$—	$—	$691
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	4,075,840	4,075,840
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
Subtotal	$—	$691	$—	$4,075,840	$4,076,531
Not subject to discretionary withdrawal	—	—	—	1,030	1,030
Total reserves(1)	$—	$691	$—	$4,076,870	$4,077,561

(1)         The total reserves balance does not equal the liabilities related to separate accounts of $4.1 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $371 due to an adjustment for CARVM/CRVM reserves have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2017	2016	2015
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$1,048,589	$715,104	$789,119
Transfers from separate accounts	392,244	411,177	366,509
Net transfers to separate accounts	$656,345	$303,927	$422,610
Reconciling adjustments:
Fees not included in general account transfers	4,073	3,774	3,535
Other miscellaneous adjustments not included in the general account balance	1,156	(1,160)	(160)
Transfers as reported in the statutory statements of operations	$661,574	$306,541	$425,985

18

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

(5)   Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

		Fair value in	Carrying value
		excess of	in excess of fair
(in thousands)	Carrying value	carrying value	value	Fair value
December 31, 2017
Bonds:
U.S. Government	$9,071	$—	$108	$8,963
States and political subdivisions	19,499	770	37	20,232
Industrial and miscellaneous	245,901	13,126	958	258,069
Loan-backed and structured securities	161,050	5,853	775	166,128
Total bonds	$435,521	$19,749	$1,878	$453,392
Preferred Stocks	$5,882	$314	$317	$5,879
Common stocks	12,864	—	—	12,864
Total stocks	$18,746	$314	$317	$18,743
Total bonds and stocks	$454,267	$20,063	$2,195	$472,135

December 31, 2016
Bonds:
U.S. Government	$8,744	$13	$43	$8,714
States and political subdivisions	13,250	910	146	14,014
Industrial and miscellaneous	256,548	6,599	4,940	258,207
Loan-backed and structured securities	180,392	7,422	1,533	186,281
Total bonds	$458,934	$14,944	$6,662	$467,216
Preferred Stocks	$5,882	$192	$289	$5,785
Common stocks	13,091	—	—	13,091
Total stocks	$18,973	$192	$289	$18,876
Total bonds and stocks	$477,907	$15,136	$6,951	$486,092

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $12,506 and $12,663 as of December 31, 2017 and 2016, respectively.

19

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$4,530	$4,542
Due after one year through five years	48,955	50,263
Due after five years through ten years	93,920	96,127
Due after ten years	127,066	136,332
Total bonds excluding loan-backed and structured securities	$274,471	$287,264
Loan-backed and structured securities	161,050	166,128
Total bonds	$435,521	$453,392

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	value	losses	value	losses	value	losses
December 31, 2017
Bonds:
U.S. Government	$8,963	$108	$—	$—	$8,963	$108
States and political subdivisions	6,559	309	—	—	6,559	309
Industrial and miscellaneous	32,816	923	—	—	32,816	923
Loan-backed and structured securities	51,022	718	—	—	51,022	718
Total bonds	$99,360	$2,058	$—	$—	$99,360	$2,058
Preferred stock	$2,565	$317	$—	$—	$2,565	$317
Total stocks	$2,565	$317	$—	$—	$2,565	$317
Total bonds and stocks	$101,925	$2,375	$—	$—	$101,925	$2,375
December 31, 2016
Bonds:
U.S. Government	$4,739	$43	$—	$—	$4,739	$43
States and political subdivisions	3,835	146	—	—	3,835	146
Industrial and miscellaneous	83,607	3,488	19,761	1,452	103,368	4,940
Loan-backed and structured securities	58,998	1,322	3,128	211	62,126	1,533
Total bonds	$151,179	$4,999	$22,889	$1,663	$174,068	$6,662
Preferred stock	$450	$50	$2,643	$239	$2,565	$289
Total stocks	$450	$50	$2,643	$239	$2,565	$289
Total bonds and stocks	$151,629	$5,049	$25,532	$1,902	$176,633	$6,951

20

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

As of December 31, 2017, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2017 and 2016.

	Number of NAIC 5*
	securities		Aggregate BACV		Aggregate fair value
	December 31,		December 31,		December 31,
(in thousands)	2017	2016	2017	2016	2017	2016
Bonds	1	—	$1,893	$—	$1,882	$—
Total bonds	1	—	$1,893	$—	$1,882	$—

The following table summarizes the number of bonds with NAIC 5* designation, the aggregate book adjusted carrying value (“BACV”) and aggregate fair value of these bonds, as of the dates indicated:

21

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the LTV ratios of the mortgage loan portfolio as of the dates indicated:

	LTV ratio
(in thousands)	Less than 90%	90% or greater	Total
December 31, 2017
Apartment	$1,911	$56	$1,967
Industrial	2,608	168	2,776
Office	2,734	71	2,805
Retail	5,948	—	5,948
Other	992	—	992
Total	$14,193	$295	$14,488
Weighted average ratio	55%	122%	58%
December 31, 2016
Apartment	$2,210	$—	$2,210
Industrial	3,330	—	3,330
Office	3,357	—	3,357
Retail	8,717	—	8,717
Other	1,111	—	1111
Total	$18,725	$—	$18,725
Weighted average ratio	39%	—	39%

As of December 31, 2017 and 2016, the Company has a diversified mortgage loan portfolio with no more than 24.7% and 22.7%, respectively, in a geographic region in the U.S. and no more than 4.1% and 3.3%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2017 were 4.4% and 4.4%, respectively, and for those originated or acquired during 2016 were 5.7% and 4.5%, respectively. During 2017, the Company did not reduce the interest rate and did not increase the interest rate on any mortgage loans. During 2016, the Company reduced the interest rate on four mortgage loans and did not increase the interest rate on any mortgage loans. As of December 31, 2017 and 2016, the maximum LTV ratio of any one loan at the time of loan origination was 100.0%. The Company’s valuation allowance on mortgage loans was immaterial as of December 31, 2017 and 2016. As of December 31, 2017 and 2016, the Company held mortgage loans of $0 and $98 with interest 90 days or more past due. There were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

22

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2017	2016	2015
Bonds	$21,741	$19,770	$19,697
Preferred stock	393	393	407
Common stock	94	96	135
Mortgage loans	947	1,122	1,298
Policy loans	286	320	386
Other	71	26	45
Gross investment income	$23,532	$21,727	$21,968
Interest expense	1,853	1,933	1,696
Investment expenses	500	701	781
Net investment income	$21,179	$19,093	$19,491

Investment income due and accrued that was nonadmitted was immaterial as of December 31, 2017, December 31, 2016, and December 31, 2015, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2017	2016	2015
Gross gains on sales	$569	$4,399	$5,438
Gross losses on sales	(216)	(2,808)	(2,023)
Net realized gains on sales	$353	$1,591	$3,415
Other-than-temporary impairments	(18)	(9)	(382)
Total net realized capital gains	$335	$1,582	$3,033
Tax expense on net gains	(167)	—	—
Net realized capital gains, net of tax	$168	$1,538	$3,033
Less: Realized gains transferred to the IMR	(459)	(3,050)	(3,396)
Net realized capital gains (losses), net of tax and transfers to the IMR	$(291)	$(1,468)	$(363)

For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $569 and $177, respectively. For the year ended December 31, 2016, gross realized gains and gross realized losses on sales of bonds were $4,370 and $1,842, respectively. For the year ended December 31, 2015, gross realized gains and gross realized losses on sales of bonds were $5,273 and $1,854, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2017, 2016, and 2015.

23

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

(6)    Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2017 and 2016:

(in thousands)
December 31, 2017	Level 1	Level 2	Level 3	Total
Assets
Bonds:
Special revenues	$—	$400	$—	$400
Industrial and miscellaneous	—	—	—	—
Common stocks	—	6,086	—	6,086
Separate account assets	5,309,271	—	—	5,309,271
Assets at fair value	$5,309,271	$6,486	$—	$5,315,757

(in thousands)
December 31, 2016	Level 1	Level 2	Level 3	Total
Assets
Bonds:
Special revenues	$—	$—	$—	$—
Industrial and miscellaneous	—	—	—	—
Common stocks	—	5,992	—	5,992
Separate account assets	4,077,932	—	—	4,077,932
Assets at fair value	$4,077,932	$5,992	$—	$4,083,924

24

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
				Total fair
(in thousands)	Level 1	Level 2	Level 3	value	Carrying value
December 31, 2017
Assets:
Bonds(1)	$98,562	$341,429	$13,001	$452,992	$435,121
Stocks	—	12,658	—	12,658	12,661
Mortgage loans, net of allowance	—	—	14,618	14,618	14,488
Real Estate	—	—	80	80	80
Policy loans	—	—	4,539	4,539	4,539
Short-term investments	5,672	2,210	—	7,882	7,882
Total assets	$104,234	$356,297	$32,238	$492,769	$474,771
Liabilities:
FHLB Advances	—	—	85,035	85,035	85,035
Total liabilities	$—	$—	$85,035	$85,035	$85,035

December 31, 2016
Assets:
Bonds(1)	$—	$437,308	$29,908	$467,216	$458,934
Stocks	—	12,884	—	12,884	12,981
Mortgage loans, net of allowance	—	—	18,916	18,916	18,725
Real Estate	—	—	280	280	280
Policy loans	—	—	4,873	4,873	4,873
Short-term investments	5,743		—	5,743	5,743
Total assets	$5,743	$450,192	$53,977	$509,912	$501,536
Liabilities:
FHLB Advances	—	—	97,166	97,166	97,166
Total liabilities	$—	$—	$97,166	$97,166	$97,166

(1)   Level 3 is primarily composed of bonds subject to the Athene treaty and lottery receivable bonds.

25

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Federal Home Loan Bank (“FHLB”) Advances. For FHLB Advances with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(7)   Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$18,852	$225	$19,077
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	$18,852	$225	$19,077
Less: Deferred tax assets nonadmitted	14,285	186	14,471
Net admitted deferred tax assets	$4,567	$39	$4,606
Less: Deferred tax liabilities	41	39	80
Net admitted deferred tax assets	$4,526	$—	$4,526

	December 31, 2016
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$29,103	$1,314	$30,417
Statutory valuation allowance adjustment	17,402	1,314	18,716
Adjusted gross deferred tax assets	$11,701	$—	$11,701
Less: Deferred tax assets nonadmitted	3,811	—	3,811
Net admitted deferred tax assets	$7,890	$—	$7,890
Less: Deferred tax liabilities	67	—	67
Net admitted deferred tax assets	$7,823	$—	$7,823

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2017	2016	Change
Adjusted gross deferred tax assets	$19,077	$11,701	$7,376
Total deferred tax liabilities	80	67	13
Net deferred tax assets	$18,997	$11,634	$7,363
Less: Tax effect of unrealized gains			95
Change in deferred income tax			$7,268

26

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized(1)	4,526	—	4,526
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	41	39	80
Admitted deferred tax assets	$4,567	$39	$4,606

	December 31, 2016
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$2,668	$—	$2,668
Adjusted gross deferred tax assets expected to be realized(1)	5,155	—	5,155
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	67	—	67
Admitted deferred tax assets	$7,890	$—	$7,890

(1)         For the years ended December 31, 2017 and 2016, the threshold limitation for adjusted capital and surplus was $4.5 million and $6.3 million, respectively. Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $30.1 million and $34.2 million as of December 31, 2017 and 2016, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 732% and 781% as of December 31, 2017 and 2016, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2017
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	December 31, 2016
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

There are no temporary differences for which deferred tax liabilities are not recognized.

27

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2017	2016	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$1,446	$2,847	$(1,401)
Investments	46	—	46
Deferred acquisition costs	13,834	19,008	(5,174)
Fixed assets	36	—	36
Net operating loss carry-forward	3,450	7,248	(3,798)
Other	40	—	40
Subtotal	$18,852	$29,103	$(10,251)
Statutory valuation allowance	—	17,402	(17,402)
Nonadmitted	14,285	3,811	10,473
Admitted ordinary deferred tax assets	$4,567	$7,890	$(3,322)
Capital:
Investments	225	130	95
Net capital loss carryforward	—	1,174	(1,174)
Real estate	—	10	(10)
Subtotal	$225	$1,314	$(1,089)
Statutory valuation allowance	—	1,314	(1,314)
Nonadmitted	186	—	186
Admitted capital deferred tax assets	$39	$—	$39
Admitted deferred tax assets	$4,606	$7,890	$(3,283)

Deferred tax liabilities
Ordinary:
Investments	$41	$54	$(13)
Fixed assets	—	13	(13)
Subtotal	$41	$67	$(26)
Capital:
Investments	39	—	39
Subtotal	$39	$—	$39
Deferred tax liabilities	$80	$67	$13
Net deferred tax assets	$4,526	$7,823	$(3,296)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2017. The valuation allowance was $18.7 million as of December 31, 2016.

28

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2017	2016	2015
Current income tax expense	$2,767	$627	$952
Change in deferred income tax (without tax on unrealized gains and losses)	(7,268)	(944)	(1,819)
Total income tax benefit (expense) reported	$(4,501)	$(317)	$(867)

Loss before income and capital gains taxes	$2,957	$888	$168
Federal statutory tax rate	35%	35%	35%
Expected income tax benefit at 35% statutory tax rate	$1,035	$311	$59
Decrease (increase) in actual tax reported resulting from:
Dividends received deduction	(700)	(513)	(481)
Realized gains & losses transferred to IMR	—	605	568
Amortization of interest maintenance reserve	(634)	(549)	(470)
Penalties	1	1	2
Reinsurance ceding commissions	—	(380)	(431)
Change in valuation allowance	(18,717)	(3,124)	(279)
Change in non-admitted	(2)	2,963	849
Change in unrealized	—	324	(315)
Tax return true-up	—	(32)	(249)
Effect of Alternative Minimum Tax	—	10	—
Impact of enacted tax law changes(1)	12,665	—	—
Prior period adjustments	1,851	—	—
Other	—	67	(120)
Total income tax benefit (expense) reported	$(4,501)	$(317)	$(867)

(1) Represents the remeasurement of deferred tax assets and liabilities as a result of the Act.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2017:

(in millions)	Amount	Origination	Expiration
Operating loss carry-forwards	$2	2004	2018
Operating loss carry-forwards	$2	2005	2019
Operating loss carry-forwards	$2	2006	2020
Operating loss carry-forwards	$2	2007	2021
Operating loss carry-forwards	$2	2008	2022
Operating loss carry-forwards	$2	2009	2023
Operating loss carry-forwards	$2	2010	2024
Operating loss carry-forwards	$2	2011	2025

The Company does not have federal income tax expense available for recoupment in the event of future net losses as of December 31, 2017, 2016 and 2015.

For the period ended March 1, 2017, the Company was included in a consolidated federal income tax return with its parent, Jefferson National Financial Corp. and its affiliates, Jefferson National Life Insurance Company of New York, JNF Advisors, Inc. and Jefferson National Securities Corporation. The Company had a written agreement, approved by the Company’s Board of Directors, which set forth the manner in which the total combined federal income tax was allocated to each entity which was a party to the consolidation. Pursuant to this agreement, the Company had the enforceable right to recoup federal

29

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Effective March 2, 2017, the Company began filing a consolidated federal income tax return with its subsidiary Jefferson National Life Insurance Company of New York. On that date, the Company became subject to a tax allocation agreement which was approved by its Board of Directors. Under this agreement, the method of allocation among the companies is based upon separate return calculations with current benefits and tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2017 and 2016.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

(8)   Federal Home Loan Bank Advances

The Company is a member of the FHLB of Dallas. The Texas Department of Insurance has provided an official order to the Company allowing admitted assets up to $150 million to be pledged as collateral to secure borrowed funds from FHLB. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings are in the form of advances, thus borrowings follow Statement of Statutory Accounting Principle (“SSAP”) No. 15, Debt and Holding Company Obligations. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $1,844 and $1,623 in membership stock as of December 31, 2017 and 2016, respectively. Additionally, the Company purchased and held $4,242 and $4,369 in capital stock as of December 31, 2017 and 2016, respectively, which is in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $85,035 and $97,166 as of December 31, 2017 and 2016, which is reported as borrowed money on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by mortgage-backed securities with carrying values of $86,725 (1.5% of total admitted assets) as of December 31, 2017 and $99,753 (2.2% of total admitted assets) as of December 31, 2016, which are included in bonds on the statutory statements of admitted assets, liabilities, capital and surplus.

(9)   Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $241,911 and $254,377 as of December 31, 2017 and 2016, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $16,621 and $18,634 of its $20,809 and $23,279, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation, for the years ended December 31, 2017 and 2016, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. (“Athene”) on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $150,738 and $157,125 as of December 31, 2017 and 2016, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds was reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2017 and 2016 was $0 and $0. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

30

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2017 and 2016, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

(in thousands)	2017	2016	2015
Premiums, annuity and fund deposits	$20,136	$21,666	$23,949
Benefits to policyholders and beneficiaries	36,885	39,568	44,650
Change in reserves for future policy benefits and claims	(21,445)	(18,345)	(19,020)
Future policy benefits and claims	464,085	485,503	503,861

The Company entered into a reinsurance agreement with Scottish Re US, Inc. (“SRUS”) effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2017 and 2016. During 2017 and 2016, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2017, 2016 and 2015 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $1,611, $423, and $148 as of December 31, 2017, 2016, and 2015, respectively):

Year ended December 31,	2017	2016	2015
Short duration contracts:
Direct premiums	$1,798	$2,118	$2,752
Reinsurance ceded	(1,798)	(2,118)	(2,752)
Total premiums	$—	$—	$—

Long duration contracts:
Direct premiums	$1,067,749	$733,069	$810,402
Reinsurance ceded	(18,338)	(19,548)	(21,378)
Total premiums	$1,049,411	$713,521	$789,024

31

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

(10) Transactions with Affiliates

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. These agreements covered certain general and administrative expenses. During 2017, 2016, and 2015, operating expenses of $21,654, $18,669, and $19,592 respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $2,161 and $1,134 at December 31, 2017 and 2016, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days. As of March 1, 2017, the Company was added to the Third Amended & Restated Cost Sharing Agreement by and among Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company and certain of its subsidiaries and affiliates, covering certain general and administrative expenses

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agrees to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2017, 2016, and 2015 under these agreements was $2,409, $1,778, and $2,035, respectively.

Effective July 2007, JN Financial, the Company’s parent, created a new subsidiary, JNF Advisors, Inc. (“JNA”). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company through its variable annuity products.

JNLNY is reported at audited statutory equity of $6,779.

The Company and various affiliates have entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchases and sales of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2,210 and $0 as of December 31, 2017 and 2016, respectively

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

During 2017 and 2016, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company

(11) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

32

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

Guarantees

In accordance withSSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these mutual guarantees.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(12) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid from earned surplus by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before federal income taxes and realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Department. Statutory net income from operations before federal income taxes and realized capital gains or losses for 2017 was $2,622. Statutory surplus with regards to policyholders as of December 31, 2017 was $34,703. The Company had no earned surplus as of December 31, 2017. The maximum dividend payout which may be made without prior approval in 2017 is $0.

33

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Schedule 1 Supplemental Insurance Information

As of December 31, 2017

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

(in thousands)
Investment income earned:
U.S. Government bonds	$153
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	21,588
Bonds of affiliates	—
Preferred stocks (unaffiliated)	393
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	94
Common stocks of affiliates	—
Mortgage loans	947
Real estate	—
Policy loans	286
Cash, cash equivalents and short-term investments	66
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	5
Gross investment income	$23,532

Real estate owned - book value less encumbrances	$—

Mortgage loans - book value:
Farm mortgages	$—
Residential mortgages	592
Commercial mortgages	13,896
Total mortgage loans	$14,488

Mortgage loans by standing - book value:
Good standing	$13,154
Good standing with restructured terms	1,334
Interest overdue more than 90 days, not in foreclosure	—
Foreclosure in process	—
Total mortgage loans	$14,488

Other long term assets - carrying value	$—
Policy loans	$4,539
Bonds and stocks of parents, subsidiaries and affiliates - book value:
Bonds	$—
Preferred stocks	$—
Common stocks	$6,779

34

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Schedule 1 Supplemental Insurance Information

As of December 31, 2017

(in thousands)
Bonds (including short-term) by NAIC designation and maturity:
Bonds by maturity - carrying value
Due within one year	$24,625
Over 1 year through 5 years	100,894
Over 5 years through 10 years	148,827
Over 10 years through 20 years	87,650
Over 20 years	73,525
Total by maturity	$435,521

Bonds (including short-term) by NAIC designation - carrying value
NAIC 1	$272,796
NAIC 2	148,943
NAIC 3	10,935
NAIC 4	554
NAIC 5	1,893
NAIC 6	400
Total by NAIC designation	$435,521

Total bonds publicly traded	$378,830
Total bonds privately placed	$56,691
Preferred stocks - carrying value	$5,882
Common stocks - fair value	$12,864
Short-term investments - book value	$2,207
Options, caps and floors owned - carrying value	$—
Options, caps and floors written and in force - carrying value	$—
Futures contracts open - current value	$—
Collar, swap and forward agreements open - carrying value	$—
Cash on deposit	$10,826

Life insurance in force:
Industrial	$—
Ordinary	$151
Credit life	$—
Group life	$—

Amount of accidental death insurance in force under ordinary policies	$—

35

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Schedule 1 Supplemental Insurance Information

As of December 31, 2017

(in thousands)
Life insurance policies with disability provisions in force:
Industrial	$—
Ordinary	$121
Credit life	$—
Group life	$1

Supplementary contracts in force:
Ordinary - not involving life contingencies
Amount on deposit	$7,911
Income payable	$2,009

Ordinary - involving life contingencies
Income payable	$1,826

Group - not involving life contingencies
Amount of deposit	$5
Income payable	$3

Group - involving life contingencies
Income payable	$158

Annuities:
Ordinary
Immediate - amount of income payable	$224
Deferred - fully paid account balance	$34,641
Deferred - not fully paid account balance	$5,487,591

Group
Amount of income payable	$—
Fully paid account balance	$—
Not fully paid account balance	$59,748

36

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Schedule I                 Summary of Investments — Other Than Investments in Related Parties

As of December 31, 2017 (in thousands)

Column A	Column B	Column C	Column D
			Amount at which is
			shown in the statutory
			statements of admitted
		Fair	assets, liabilities,
Type of investment	Cost	value	capital and surplus
Bonds:
U.S government and agencies	$9,071	$8,963	$9,071
Obligations of states and political subdivisions	15,915	16,241	15,643	(1)
Public utilities	11,243	11,748	11,243
All other corporate, mortgage-backed and asset-backed securities	399,564	416,439	399,564
Total bonds	$435,794	$453,392	$435,521
Nonredeemable preferred stocks:	5,882	5,879	5,882
Common stocks:
Industrial, miscellaneous and all other	6,086	6,086	6,086
Total stocks	$11,968	$11,965	$11,968
Mortgage loans	14,488		14,488
Short-term investments	18,708		18,708
Policy loans	4,539		4,539	(2)
Other long-term investments	2,248		2,248
Total invested assets	$487,934		$487,472	(3)

(1)         Difference from Column B due to lower of cost or market treatment of an NAIC 6 rated bond, Puerto Rico Sales Tax Rev

(2)         Difference from Column B due to of $189 of policy loans classified as nonadmitted assets

(3)         Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $6,778 is excluded from common stocks as a related party

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

37

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Schedule IV Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2017
Life insurance in force	$1,366,710	$(1,366,710)	$—	$—	—
Life insurance premiums(1)	$15,856	$(15,856)	$—	$—	—

2016
Life insurance in force	$1,472,833	$(1,472,833)	$—	$—	—
Life insurance premiums(1)	$16,623	$(16,623)	$—	$—	—

2015
Life insurance in force	$1,615,388	$(1,615,388)	$—	$—	—
Life insurance premiums(1)	$18,128	$(18,128)	$—	$—	—

(1) Primarily represents premiums from traditional life insurance and term life insurance products

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in thousands)

Column A	Column B	Column C		Column D	Column E
	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2017
Valuation allowances - net deferred tax assets	$18,717	$—	$(18,717)	$—	$—

2016
Valuation allowances - net deferred tax assets	$21,841	$—	$(3,124)	$—	$18,717

2015
Valuation allowances - net deferred tax assets	$22,120	$—	$(279)	$—	$21,841

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

38

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2017

Jefferson National Life Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents

December 31, 2017

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities

December 31, 2017

	SHARES	COST	VALUE
Assets:
Investments in portfolio shares, at net asset value (Note 1):
AB Variable Products Series Fund, Inc.:
Dynamic Asset Allocation Portfolio	52,429.304	$643,073	$680,531
Global Thematic Growth Portfolio	54,964.500	1,548,288	1,607,713
Growth and Income Portfolio	368,013.672	11,317,436	12,273,256
International Growth Portfolio	158,836.795	3,549,321	3,621,479
International Value Portfolio	139,290.505	2,220,097	2,249,541
Small Cap Growth Portfolio	52,646.962	745,587	842,350
Small-Mid Cap Value Portfolio	481,123.267	9,505,069	10,334,527
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio	204,146.400	4,759,850	4,781,110
The Alger Portfolios:
Capital Appreciation Portfolio	209,738.199	15,728,463	17,332,766
Large Cap Growth Portfolio	35,965.896	2,271,213	2,215,499
Mid Cap Growth Portfolio	69,920.227	1,652,920	1,748,005
Small Cap Growth Portfolio	8,278.657	210,352	199,931
ALPS Variable Investment Trust:
ALPS/Alerian Energy Infrastructure Portfolio	1,347,291.705	12,697,896	12,839,691
ALPS/Red Rocks Listed Private Equity Portfolio	66,175.822	900,940	893,373
ALPS Variable Investment Trust:
Morningstar ETF Asset Allocation Series:
Aggressive Growth ETF Portfolio	224,043.713	2,717,757	2,892,403
Balanced ETF Portfolio	1,018,022.566	11,560,977	11,605,456
Conservative ETF Portfolio	383,771.985	4,221,847	4,263,705
Growth ETF Portfolio	843,728.076	9,593,306	10,090,989
Income and Growth ETF Portfolio	393,522.956	4,336,077	4,250,050
American Century Variable Portfolios, Inc:
Balanced Fund	1,463,946.414	10,449,646	11,023,516
Income & Growth Fund	948,404.906	8,758,270	10,157,415
Inflation Protection Fund	829,624.589	8,442,275	8,470,468
International Fund	210,434.895	2,239,867	2,563,098
Large Company Value Fund	146,514.039	2,138,532	2,310,525
Mid Cap Value Fund	365,651.524	7,035,397	8,318,571
Ultra Fund	290,020.003	4,982,015	5,608,986
Value Fund	1,072,427.343	11,033,902	12,021,912
American Funds Insurance Series:
Asset Allocation Fund	1,029,752.089	22,460,261	24,096,200
Blue Chip Income and Growth Fund	1,035,982.540	14,208,732	15,301,462
Bond Fund	603,164.315	6,505,877	6,441,794
Global Bond Fund	177,599.426	2,062,176	2,077,914
Growth Fund	428,104.480	30,233,295	32,775,679
Growth-Income Fund	448,640.509	20,200,225	22,122,465
High Income Bond Fund	992,931.228	11,176,828	10,743,517
International Fund	1,072,180.623	20,204,209	22,966,109
Managed Risk Asset Allocation Fund	242,454.705	3,056,248	3,285,262
Managed Risk Blue Chip Income and Growth Fund	235,203.637	2,773,899	3,048,238
Managed Risk Growth Fund	18,799.942	213,947	247,031
Managed Risk Growth-Income Fund	3,610.165	41,712	45,416
Managed Risk International Fund	3,794.883	40,093	42,313
Mortgage Fund	307,290.384	3,245,459	3,189,674
New World Fund	630,532.702	13,703,038	15,757,013
Amundi Pioneer Asset Management: Pioneer Variable Contract Trust:
Bond Portfolio	1,322,909.560	14,565,306	14,631,380
Equity Income Portfolio	350,699.189	10,955,581	11,467,866
Fund Portfolio	56,059.431	1,013,556	1,028,691

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Amundi Pioneer Asset Management: (continued)
High Yield Portfolio	305,038.071	$2,885,493	$2,882,608
Mid Cap Value Portfolio	61,630.992	1,244,862	1,286,239
Strategic Income Portfolio	1,339,198.546	13,654,796	13,740,177
BlackRock Variable Series Funds:
Advantage Large Cap Core Fund	51,099.083	1,683,699	1,442,527
Advantage Large Cap Value Fund	179,172.475	2,177,198	1,874,144
Capital Appreciation Fund	3,105.378	29,237	31,580
Equity Dividend Fund	599,070.151	6,693,169	7,260,730
Global Allocation Fund	1,326,509.778	18,643,783	19,685,405
High Yield Fund	2,895,782.829	21,419,100	21,370,878
iShares® Alternative Strategies Fund	262,476.045	2,853,811	2,913,484
iShares® Dynamic Fixed Income Fund	87,701.113	885,543	878,765
Large Cap Focus Growth Fund	273,307.417	4,151,709	3,924,694
Total Return Fund	1,101,574.750	13,054,613	12,954,517
U.S. Government Bond Fund	116,943.901	1,190,862	1,182,302
Calvert Variable Products:
SRI Balanced Portfolio	582,161.149	1,252,498	1,304,042
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy Portfolio	1,600,070.931	13,287,974	12,384,548
Select Large-Cap Value Portfolio	331,000.154	7,486,799	8,231,974
Select Smaller-Cap Value Portfolio	108,524.811	2,472,659	2,638,239
Seligman Global Technology Portfolio	739,780.973	14,136,087	14,788,222
Strategic Income Portfolio	595,315.179	2,464,077	2,464,605
Credit Suisse Trust:
Commodity Return Strategy Fund	417,221.926	1,683,023	1,681,406
DFA Investment Dimensions Group, Inc.:
VA Equity Allocation Portfolio	87,228.767	945,388	959,516
VA Global Bond Portfolio	8,946,950.961	96,882,231	95,106,088
VA Global Moderate Allocation Portfolio	3,382,885.983	39,174,400	43,300,942
VA International Small Portfolio	4,106,197.305	49,762,666	57,733,133
VA International Value Portfolio	6,241,531.157	74,488,310	85,259,314
VA Short-Term Fixed Portfolio	4,415,633.908	45,131,235	44,862,841
VA U.S. Large Value Portfolio	4,389,604.215	102,318,840	118,168,146
VA U.S. Targeted Value Portfolio	3,616,216.303	66,152,462	71,203,302
Delaware VIP Trust:
Small Cap Value Series	158,596.160	6,308,224	6,743,509
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	1,564,726.172	28,344,169	31,482,292
Dreyfus Stock Index Fund	936,080.994	43,379,362	50,061,615
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	23,829.645	913,912	959,620
Dreyfus Variable Investment Fund:
International Value Portfolio	487,998.568	5,142,312	5,987,743
Eaton Vance Variable Trust:
Floating-Rate Income Fund	6,920,537.730	64,044,677	64,153,384
Federated Insurance Series:
High Income Bond Fund II	1,825,189.909	12,173,517	12,447,797
Kaufmann Fund II	141,722.804	2,358,759	2,587,859
Managed Volatility Fund II	879,017.062	8,491,273	9,493,385
Fidelity Variable Insurance Products - Service Class II:
Balanced Portfolio	740,007.083	12,516,694	13,564,329
Contrafund Portfolio	704,549.013	23,136,244	26,103,541
Disciplined Small Cap Portfolio	144,781.633	2,338,192	2,446,810
Dynamic Capital Appreciation Portfolio	3,226.372	38,239	45,331

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Fidelity Variable Insurance Products - Service Class II: (continued)
Equity-Income Portfolio	201,505.232	$4,227,252	$4,699,103
Freedom Income Portfolio	64,417.996	747,814	746,605
Funds Manager 20% Portfolio	1,556.682	17,743	18,058
Funds Manager 50% Portfolio	41,456.313	482,458	558,830
Funds Manager 60% Portfolio	70,083.131	798,788	873,937
Funds Manager 70% Portfolio	98.954	1,146	1,385
Growth Portfolio	182,769.268	12,339,590	13,316,569
Growth & Income Portfolio	154,696.408	3,091,596	3,437,354
Growth Opportunities Portfolio	111,080.427	3,515,423	3,953,350
High Income Portfolio	1,368,641.008	7,495,789	7,212,737
International Capital Appreciation Portfolio	645,647.683	9,455,296	11,143,880
Investment Grade Bond Portfolio	1,949,758.401	24,528,701	24,352,481
Mid Cap Portfolio	183,950.117	6,062,698	6,951,476
Overseas Portfolio	488,293.372	9,337,454	11,064,727
Real Estate Portfolio	560,327.659	11,386,704	10,724,671
Strategic Income Portfolio	2,880,073.667	32,541,682	32,832,841
Target Volatility Portfolio	43,472.277	503,165	526,449
Value Portfolio	228,533.497	3,199,664	3,690,815
Value Strategies Portfolio	2,388.048	33,008	34,340
First Eagle Variable Funds:
Overseas Variable Fund	1,694,197.246	45,817,488	46,946,207
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund	242,233.766	3,925,866	4,001,702
Income II Fund	1,242,408.816	19,142,616	20,089,751
Mutual Shares II Fund	225,744.229	4,500,062	4,596,151
Rising Dividends II Fund	167,682.363	4,262,680	4,772,240
Strategic Income II Fund	1,381,386.806	14,822,288	14,918,977
Templeton Global Bond II Fund	2,453,124.687	41,580,780	40,501,090
U.S. Government Securities II Fund	410,099.681	5,070,776	4,954,004
Goldman Sachs Variable Insurance Trust:
Global Trends Allocation Fund	12,491.673	151,257	155,522
Multi-Strategy Alternatives Fund	514,131.770	4,790,525	4,812,273
Strategic Income Fund	243,638.794	2,219,987	2,153,768
Guggenheim Variable Insurance Funds:
Global Managed Futures Strategy Fund	167,130.576	2,792,283	2,851,247
Long Short Equity Fund	170,102.634	2,645,241	2,992,104
Multi-Hedge Strategies Fund	128,578.311	3,095,611	3,192,599
Rydex Banking Fund	39,765.147	3,712,560	3,785,245
Rydex Basic Materials Fund	65,463.762	5,181,027	5,320,239
Rydex Biotechnology Fund	63,770.781	5,399,841	5,518,086
Rydex Commodities Strategy Fund	21,883.169	1,847,749	1,913,466
Rydex Consumer Products Fund	69,259.784	4,485,279	4,591,925
Rydex Dow 2X Strategy Fund	50,174.800	8,125,621	8,600,963
Rydex Electronics Fund	37,011.719	3,063,900	2,956,496
Rydex Energy Fund	30,910.345	2,177,494	2,304,983
Rydex Energy Services Fund	7,961.019	448,406	458,553
Rydex Europe 1.25X Strategy Fund	8,653.585	887,852	905,684
Rydex Financial Services Fund	74,350.877	6,222,890	6,279,675
Rydex Government Long Bond 1.2X Strategy Fund	67,651.889	2,143,169	2,150,653
Rydex Health Care Fund	49,061.491	2,998,317	3,062,417
Rydex High Yield Strategy Fund	9,433.516	785,938	788,171
Rydex Internet Fund	15,350.258	1,315,256	1,332,861
Rydex Inverse Dow 2X Strategy Fund	2,404.629	97,488	97,194
The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Guggenheim Variable Insurance Funds: (continued)
Rydex Inverse Government Long Bond Strategy Fund	24,323.662	$2,342,855	$2,304,424
Rydex Inverse Mid-Cap Strategy Fund	258.649	17,782	17,648
Rydex Inverse NASDAQ-100® Strategy Fund	1,055.879	61,452	62,593
Rydex Inverse Russell 2000® Strategy Fund	2,052.069	126,334	126,099
Rydex Inverse S&P 500 Strategy Fund	4,906.272	352,043	341,477
Rydex Japan 2X Strategy Fund	26,268.902	2,637,661	2,648,432
Rydex Leisure Fund	44,602.588	4,243,192	4,385,327
Rydex Mid Cap 1.5X Strategy Fund	13,753.491	324,342	321,419
Rydex NASDAQ-100® Fund	350,065.862	13,484,563	13,547,548
Rydex NASDAQ-100® 2X Strategy Fund	374,006.055	22,634,117	24,291,694
Rydex Nova Fund	218,869.296	24,528,609	24,730,041
Rydex Precious Metals Fund	372,627.958	11,162,084	11,290,627
Rydex Real Estate Fund	36,564.295	1,432,718	1,434,052
Rydex Retailing Fund	45,206.862	3,206,524	3,361,582
Rydex Russell 2000® 1.5X Strategy Fund	9,855.725	736,466	735,040
Rydex Russell 2000® 2X Strategy Fund	11,048.594	2,551,899	2,592,554
Rydex S&P 500 2X Strategy Fund	16,478.530	4,048,211	4,026,693
Rydex S&P 500 Pure Growth Fund	102,467.611	5,163,473	5,151,049
Rydex S&P 500 Pure Value Fund	115,477.071	6,949,388	7,138,793
Rydex S&P MidCap 400 Pure Growth Fund	54,283.294	2,084,798	2,133,876
Rydex S&P MidCap 400 Pure Value Fund	80,853.640	3,967,679	4,024,895
Rydex S&P SmallCap 600 Pure Growth Fund	46,596.441	2,513,568	2,560,008
Rydex S&P SmallCap 600 Pure Value Fund	68,970.271	4,558,256	4,585,144
Rydex Strengthening Dollar 2X Strategy Fund	5,492.087	199,722	195,134
Rydex Technology Fund	65,198.473	6,134,077	6,304,693
Rydex Telecommunications Fund	34,026.442	1,965,645	1,989,865
Rydex Transportation Fund	36,900.247	3,155,054	3,178,588
Rydex U.S. Government Money Market Fund	2,157,119.567	2,157,119	2,157,119
Rydex Utilities Fund	158,214.685	4,594,832	4,425,264
Rydex Weakening Dollar 2X Strategy Fund	1,961.759	129,438	132,223
VT Floating Rate Strategies Fund	1,091,875.787	28,588,865	28,672,656
VT High Yield Fund	431,083.152	13,322,103	13,419,619
VT Large Cap Value Fund	812.354	28,629	35,223
VT Small Cap Value Fund	18,067.276	836,952	829,107
VT StylePlus Large Core Fund	154.049	4,901	7,010
VT StylePlus Large Growth Fund	67,761.555	1,136,016	1,374,881
VT StylePlus Mid Growth Fund	24,657.894	1,239,764	1,475,037
VT StylePlus Small Growth Fund	34.346	944	1,380
VT U.S. Total Return Bond Fund	2,818,859.432	45,622,429	46,229,295
VT World Equity Income Fund	15,018.998	195,253	218,074
Invesco Variable Insurance Funds:
Balanced-Risk Allocation Fund	323,283.693	3,645,393	3,611,080
Comstock Fund	138,388.370	2,552,398	2,853,568
Core Equity Fund	49,570.033	1,708,932	1,820,212
Core Plus Bond	925,428.417	5,980,577	5,904,233
Diversified Dividend Fund	636,749.816	16,705,014	17,306,859
Equity and Income Fund	497,914.235	8,741,061	9,480,286
Global Health Care Fund	43,831.691	1,203,883	1,158,911
Global Real Estate Fund	852,511.300	14,450,335	14,825,174
Government Money Market Fund	325,665,072.122	325,665,072	325,665,072
Government Securities Fund	812,786.909	9,402,785	9,273,897
Growth and Income Fund	166,998.103	3,580,741	3,790,856
High Yield Fund	1,354,755.298	7,471,898	7,464,701

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Invesco Variable Insurance Funds: (continued)
International Growth Fund	214,548.655	$7,636,874	$8,558,346
Mid Cap Core Equity Fund	279,271.458	3,649,982	3,940,521
Technology Fund	142,519.359	3,268,889	3,273,671
Value Opportunities Fund	1,761.143	12,507	13,313
Ivy Variable Insurance Portfolios, Inc.:
Asset Strategy Portfolio	524,336.310	4,630,293	4,911,877
Balanced Portfolio	567,209.474	4,313,583	4,510,507
Bond Portfolio	340,787.308	1,825,279	1,824,507
Dividend Opportunities Portfolio	19,187.720	156,799	164,654
Energy Portfolio	364,537.514	1,964,529	2,139,397
Global Bond Portfolio	369,259.257	1,816,442	1,830,457
Growth Portfolio	1,213.554	13,105	14,674
High Income Portfolio	3,584,227.375	12,872,212	13,037,268
Limited Term Bond	703,790.525	3,449,744	3,434,287
Mid Cap Growth Portfolio	496,088.906	4,980,877	5,759,095
Natural Resources Portfolio	346,841.707	1,536,805	1,606,258
Science and Technology Portfolio	176,440.241	4,516,873	4,770,502
Value Portfolio	69,926.744	428,443	450,245
Janus Henderson VIT Funds - Institutional:
Balanced Portfolio	1,033,255.453	31,864,726	36,442,919
Enterprise Portfolio	472,930.680	29,112,479	33,412,554
Forty Portfolio	249,322.380	8,668,666	9,913,057
Global Research Portfolio	61,418.060	2,927,650	3,144,606
Overseas Portfolio	116,810.657	3,607,675	3,735,605
Perkins Mid Cap Value Portfolio	711,624.378	11,641,662	12,823,473
Research Portfolio	114,452.771	3,568,231	4,178,672
Janus Henderson VIT Funds - Service:
Flexible Bond Portfolio	2,095,153.116	26,999,746	26,671,298
Global Allocation Portfolio - Moderate	1,748.101	20,089	22,445
Global Technology Portfolio	13,011.533	112,678	150,415
Global Unconstrained Bond Portfolio	61,051.997	602,377	584,878
U.S. Low Volatility Portfolio	57,348.074	999,356	999,577
John Hancock Variable Insurance Trust:
Emerging Markets Value Trust Fund	922,440.626	8,649,047	9,787,096
JPMorgan Insurance Trust:
Global Allocation Portfolio	729,021.671	11,602,090	12,065,308
Income Builder Portfolio	320,245.809	3,374,309	3,401,011
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	1,756,570.142	35,495,973	41,437,489
Global Dynamic Multi Asset Portfolio	123,964.214	1,517,224	1,672,277
International Equity Portfolio	1,593,313.093	19,662,405	17,255,582
US Small-Mid Cap Equity Portfolio	330,906.650	2,733,775	2,756,452
US Strategic Equity Portfolio	13,238.031	154,424	171,963
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio	158,987.916	4,214,724	4,321,291
ClearBridge Dividend Strategy Portfolio	392,126.477	7,019,710	7,826,846
ClearBridge Large Cap Growth Portfolio	654,753.445	14,747,680	16,126,577
ClearBridge Small Cap Growth Portfolio	138,579.875	3,276,115	3,458,955
QS Dynamic Multi-Strategy Portfolio	64,324.790	806,601	848,443
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	851,554.266	6,504,182	6,216,345

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Lord Abbett Series Fund, Inc:
Bond Debenture Portfolio	1,978,916.408	$24,666,143	$24,498,984
Calibrated Dividend Growth Portfolio	456,859.922	6,924,446	7,318,896
Classic Stock Portfolio	6,587.826	92,740	87,815
Growth and Income Portfolio	72,011.615	2,702,846	2,675,233
International Opportunities Portfolio	943,671.644	9,112,152	9,304,602
MainStay VP Funds Trust: Service Class
Convertible Portfolio	98,331.205	1,278,186	1,295,829
MFS Variable Insurance Trust:
Growth Series - Service	16,251.678	666,755	768,216
Value Series - Service	38,154.960	733,879	784,085
Nationwide Variable Insurance Trust:
Bond Index Fund Class Y	403,738.152	4,284,004	4,210,990
International Index Fund Class Y	2,904,840.412	27,501,169	30,210,336
Mid Cap Index Fund Class Y	554,130.059	13,472,249	14,429,538
Multi-Manager Mid Cap Value Fund Class I	8,412.166	94,648	95,057
NW DFA NVIT Capital Appreciation Fund Class P	12,006.871	147,050	154,769
NW DFA NVIT Moderate Fund Class P	129,815.272	1,619,555	1,651,250
NW DoubleLine NVIT Total Return Tactical	69,655.889	695,455	693,773
NW Neuberger Berman NVIT Socially Responsible Fund Class I	19,662.069	270,625	277,235
S&P 500 Index Fund Class Y	1,520,919.176	24,742,422	26,707,342
Small Cap Index Fund Class Y	1,485,535.887	19,214,926	20,218,142
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio	51,519.187	837,882	860,885
Mid Cap Growth Portfolio	107,311.098	2,643,097	2,982,175
Mid Cap Intrinsic Value Portfolio	284,522.499	4,990,587	5,570,951
Short Duration Bond Portfolio	420,649.145	4,448,995	4,399,991
Socially Responsive Portfolio	57,962.149	1,329,671	1,484,410
US Equity Index PutWrite Strategy Portfolio	85,718.286	830,020	848,612
Northern Lights Variable Trust:
7Twelve Balanced Portfolio Cl 3	95,479.044	1,105,747	1,180,121
7Twelve Balanced Portfolio Cl 4	9,209.556	104,578	114,844
BTS Tactical Fixed Income Portfolio	1,396,610.441	15,083,547	14,426,987
Power Dividend Index Portfolio	349,018.937	5,700,733	6,034,538
Power Income Portfolio	140,100.698	1,383,076	1,388,396
Power Momentum Portfolio	59,347.927	1,740,089	2,007,148
Probabilities Portfolio	1,550,693.973	15,050,536	16,763,002
TOPS Aggressive Growth ETF - Class 1	6,667.822	80,667	99,617
TOPS Balanced ETF - Class 1	12,971.880	150,531	163,186
TOPS Conservative ETF - Class 1	23,690.276	255,144	282,388
TOPS Conservative ETF - Class 2	40,115.280	468,117	475,367
TOPS Growth ETF - Class 1	121,423.081	1,485,977	1,863,844
TOPS Growth ETF - Class 2	4,094.932	47,824	61,874
TOPS Managed Risk Balanced ETF - Class 1	33,535.029	391,258	410,804
TOPS Managed Risk Balanced ETF - Class 2	183,406.638	2,089,227	2,233,892
TOPS Managed Risk Growth ETF - Class 1	2,481,919.772	27,670,839	31,421,105
TOPS Managed Risk Growth ETF - Class 2	36,457.167	407,651	458,995
TOPS Managed Risk Moderate Growth ETF - Class 1	141,290.504	1,665,147	1,795,802
TOPS Managed Risk Moderate Growth ETF - Class 2	62,304.940	705,103	788,780
TOPS Moderate Growth ETF - Class 1	156,472.657	1,610,173	1,940,261
TOPS Moderate Growth ETF - Class 2	3,193.452	34,814	38,290

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Oppenheimer Variable Account Funds:
Conservative Balanced Fund	8,361.552	$107,630	$131,360
Global Fund	318,878.727	13,012,008	14,949,034
Global Multi-Alternatives Fund	76,296.216	754,513	748,466
Global Strategic Income Fund	436,279.828	2,279,946	2,299,196
International Growth Fund	6,985,345.577	16,530,898	18,860,433
Main Street® Fund	274,786.646	8,320,892	8,768,442
Total Return Bond Fund	393,358.922	3,019,481	3,040,666
PIMCO Variable Insurance Trust:
All Asset Portfolio	1,096,284.053	11,358,117	11,894,683
All Asset All Authority Portfolio - Admin	534,931.799	4,665,610	4,766,242
All Asset All Authority Portfolio - Institutional	60,669.319	558,324	539,350
CommodityRealReturn Strategy Portfolio	1,638,817.327	12,202,608	11,733,932
Emerging Markets Bond Portfolio	1,780,879.412	23,195,747	23,400,755
Foreign Bond Unhedged Portfolio	474,637.780	5,073,324	5,064,385
Foreign Bond US Dollar-Hedged Portfolio	3,394,842.179	37,554,162	36,630,347
Global Bond Unhedged Portfolio	204,371.010	2,478,594	2,511,720
Global Core Bond Hedged Portfolio	36,653.447	343,891	347,108
Global Diversified Allocation Portfolio	957.554	9,494	10,505
Global Multi-Asset Portfolio	85,101.004	1,024,270	1,091,846
High Yield Portfolio	3,788,304.358	30,008,387	29,813,957
Income Portfolio	7,441,846.598	78,416,684	79,925,431
Long-Term US Government Portfolio	509,844.301	6,176,295	6,245,592
Low Duration Portfolio	2,944,029.461	30,229,776	30,146,860
Real Return Portfolio	2,150,188.755	27,021,299	26,705,343
Short-Term Portfolio	2,372,562.837	24,541,245	24,603,477
Total Return Portfolio	10,520,886.377	115,581,891	115,098,495
Unconstrained Bond Portfolio	1,120,953.516	11,606,337	11,814,851
ProFunds VP:
Access VP High Yield Fund	28,316.368	813,288	799,938
Asia 30 Fund	30,954.043	1,858,338	1,884,482
Banks Fund	133,382.155	3,433,508	3,473,271
Basic Materials Fund	33,592.393	2,291,491	2,331,648
Bear Fund	22,247.047	759,768	735,488
Biotechnology Fund	28,055.019	1,999,169	1,975,074
Bull Fund	411,834.903	20,128,817	20,859,436
Consumer Goods Fund	81,304.973	5,224,583	5,384,830
Consumer Services Fund	38,484.641	2,725,180	2,805,147
Emerging Markets Fund	127,880.406	3,572,363	3,561,468
Europe 30 Fund	241,485.762	5,789,031	5,923,647
Falling U.S. Dollar Fund	3,019.716	66,736	67,369
Financials Fund	185,286.977	7,256,725	7,763,524
Government Money Market Fund	37,752,102.428	37,752,102	37,752,102
Health Care Fund	41,705.964	3,087,480	3,056,213
Industrials Fund	119,450.920	9,039,185	9,965,789
International Fund	43,436.310	1,006,102	1,019,450
Internet Fund	22,364.503	2,456,047	2,490,735
Japan Fund	50,109.766	2,412,295	2,605,708
Large-Cap Growth Fund	108,110.395	7,179,972	7,484,481
Large-Cap Value Fund	27,161.253	1,258,452	1,266,530
Mid-Cap Fund	934,326.181	28,528,044	27,534,594
Mid-Cap Growth Fund	20,964.155	982,227	998,733
Mid-Cap Value Fund	12,416.668	574,781	578,741
NASDAQ-100 Fund	301,446.125	12,570,562	12,883,809

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
ProFunds VP: (continued)
Oil & Gas Fund	54,824.098	$1,944,586	$2,024,654
Pharmaceuticals Fund	19,388.599	757,438	747,236
Precious Metals Fund	45,959.986	879,785	907,711
Real Estate Fund	9,545.391	638,703	636,295
Rising Rates Opportunity Fund	13,403.000	629,413	624,847
Semiconductor Fund	30,597.749	1,668,138	1,616,173
Short Emerging Markets Fund	3,819.740	164,370	162,072
Short International Fund	5,849.608	55,649	55,572
Short Mid-Cap Fund	1,114.744	38,211	37,847
Short NASDAQ-100 Fund	5,833.410	69,318	66,677
Short Small-Cap Fund	5,415.346	70,403	70,346
Small Cap Fund	201,585.837	7,259,800	7,061,552
Small-Cap Growth Fund	52,832.347	2,116,990	2,078,425
Small-Cap Value Fund	60,446.834	2,843,150	3,038,663
Technology Fund	69,724.606	2,938,904	2,932,616
Telecommunications Fund	19,753.202	687,213	701,634
U.S. Government Plus Fund	87,563.812	2,153,925	2,164,578
UltraBull Fund	202,054.493	2,929,658	2,984,344
UltraMid-Cap Fund	25,658.122	1,967,028	2,044,953
UltraNASDAQ-100 Fund	320,919.028	36,396,806	36,437,145
UltraShort NASDAQ-100 Fund	2,215.659	98,463	97,113
UltraSmall-Cap Fund	245,530.311	7,034,521	7,019,710
Utilities Fund	50,281.567	2,402,348	2,295,352
Putnam Variable Trust Class IB:
Absolute Return 500 Fund	169,921.490	1,759,508	1,823,258
American Government Income Fund	224,985.520	2,157,264	2,141,864
Diversified Income Fund	830,583.737	5,029,241	5,099,783
Equity Income Fund	400,670.558	9,708,179	10,693,897
High Yield Fund	757,681.560	4,857,735	4,917,354
Income Fund	1,108,947.092	12,148,623	12,209,508
Redwood Investment Management, LLC:
Managed Volatility Portfolio Class I	1,086,127.009	10,733,655	11,360,889
Managed Volatility Portfolio Class N	942,076.050	10,028,290	9,778,751
Royce Capital Fund:
Micro-Cap Portfolio	263,808.902	2,938,463	2,738,336
Small-Cap Portfolio	1,088,006.544	9,319,786	9,552,699
Russell Investment Funds:
Balanced Strategy Fund	74,253.735	740,601	755,160
Equity Growth Strategy Fund	25,130.303	218,964	250,297
Global Real Estate Securities Fund	44,519.046	671,946	659,328
International Developed Markets Fund	9,560.458	104,082	125,433
Moderate Strategy Fund	34,594.574	353,131	355,978
Strategic Bond Fund	26,573.164	275,847	275,564
U.S. Small Cap Equity Fund	1,413.585	21,908	23,183
U.S. Strategic Equity Fund	11,340.190	202,699	210,134
SEI Insurance Products Trust:
Balanced Strategy Fund	67,741.601	705,003	745,835
Conservative Strategy Fund	130,716.757	1,343,573	1,365,991
Defensive Strategy Fund	103,611.755	1,048,740	1,046,478
Market Growth Strategy Fund	235,962.239	2,471,544	2,633,340
Market Plus Strategy Fund	87,639.947	885,764	1,031,522
Moderate Strategy Fund	193,124.520	2,005,455	2,089,607

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	1,774,144.344	$43,747,491	$53,561,417
Equity Income Portfolio II	507,351.177	14,370,460	14,794,360
Health Sciences Portfolio II	446,774.311	17,397,748	18,197,117
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II	1,439,884.071	6,955,137	6,911,443
Third Avenue Variable Series Trust:
Value Portfolio	125,824.509	2,105,897	2,325,236
Timothy Plan Variable Series:
Conservative Growth Portfolio	108,583.696	1,210,287	1,234,597
Strategic Growth Portfolio	197,898.128	2,069,900	2,230,312
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund	821,247.647	6,978,108	6,923,123
VanEck VIP Trust:
Emerging Markets Fund	2,070,996.237	26,434,236	32,369,671
Global Gold Fund	503,950.882	3,791,230	3,830,027
Global Hard Assets Fund	165,107.237	3,888,571	3,917,997
Unconstrained Emerging Markets Bond Fund	158,869.819	1,434,339	1,413,940
Vanguard Variable Insurance Fund:
Balanced Portfolio	3,478,576.839	79,164,687	86,268,703
Capital Growth Portfolio	962,890.801	27,781,999	33,816,726
Diversified Value Portfolio	941,791.373	15,407,744	16,048,125
Equity Income Portfolio	3,263,519.062	70,250,819	80,413,110
Equity Index Portfolio	3,131,280.898	109,783,507	128,914,835
Growth Portfolio	1,431,830.018	30,103,120	34,349,603
High Yield Bond Portfolio	5,005,097.520	38,931,924	40,691,440
International Portfolio	3,717,488.435	81,647,814	101,636,135
Mid-Cap Index Portfolio	2,547,633.251	54,287,366	60,429,861
REIT Index Portfolio	4,726,278.793	62,746,042	62,103,303
Short-Term Investment Grade Portfolio	13,226,587.537	140,300,350	140,466,360
Small Company Growth Portfolio	1,326,364.328	28,488,870	32,655,090
Total Bond Market Index Portfolio	15,671,538.453	186,168,226	185,707,730
Total Stock Market Index Portfolio	3,819,429.252	126,215,358	146,131,364
Virtus Variable Insurance Trust:
Duff & Phelps International Series	126,941.735	1,736,589	1,586,772
Duff & Phelps Real Estate Securities Series	234,812.556	5,098,346	4,515,447
Newfleet Multi-Sector Intermediate Bond Series	1,472,812.443	13,893,407	13,756,068
Rampart Equity Trend Series	54,807.682	630,450	726,202
Wells Fargo VT Funds:
Discovery Fund	163,489.280	4,762,292	5,189,150
Opportunity Fund	38,219.989	941,598	1,037,292
Westchester Capital Management
Merger Fund VL	1,232,087.117	13,312,969	13,306,540
Wilshire Variable Insurance Trust:
2015 ETF Fund	4,580.266	55,547	50,153
2035 ETF Fund	2,869.032	32,769	33,883
Total investment in portfolio shares			4,907,531,948
Dividend Receivable
BlackRock Variable Series Trust Funds:
High Yield V.I. Fund			$80,158
Total Return V.I. Fund			20,489
U.S. Government Bond V.I. Fund			1,232
			$101,879
Amount due from Anchor Tactical Credit Portfolio			$45,451
Amount due from VanEck Global Gold Fund			$22,890
Amount due to participants			$(22,890)
Total assets			$4,907,679,278

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Contract Owners' Equity:
Accumulation units			$4,907,022,763
Contracts in death benefit reserves			656,515
Total Contract Owners Equity			$4,907,679,278

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations

For the Year Ended December 31, 2017

	AB VARIABLE PRODUCTS SERIES FUND					AB VARIABLE PRODUCTS SERIES FUND (continued)
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL CAP GROWTH	SMALL-MID CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$25,447	$4,593	$144,825	$24,845	$49,028	$—	$23,391
Expenses:
Mortality and expense risk fees	852	2,105	4	—	—	—	13
Net investment income (expense)	24,595	2,488	144,821	24,845	49,028	—	23,378
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	59,852	213,235	268,519	327,500	431,755	(127,850)	395,295
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	79,164	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	777,950	—	—	—	476,171
Net realized gain (loss) on investments in portfolio shares	59,852	213,235	1,125,633	327,500	431,755	(127,850)	871,466
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	41,141	77,133	577,289	157,071	112,909	367,988	327,399
Net increase (decrease) in net assets from operations	$125,588	$292,856	$1,847,743	$509,416	$593,692	$240,138	$1,222,243

Statements of Changes in Net Assets

For the Year Ended December 31, 2017

	AB VARIABLE PRODUCTS SERIES FUND					AB VARIABLE PRODUCTS SERIES FUND (continued)
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL CAP GROWTH	SMALL-MID CAP VALUE
Changes from operations:
Net investment income (expense)	$24,595	$2,488	$144,821	$24,845	$49,028	$—	$23,378
Net realized gain (loss) on investments in portfolio shares	59,852	213,235	1,125,633	327,500	431,755	(127,850)	871,466
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	41,141	77,133	577,289	157,071	112,909	367,988	327,399
Net increase (decrease) in net assets from operations	125,588	292,856	1,847,743	509,416	593,692	240,138	1,222,243
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	51,919	7,695	258,316	10,465	16,923	2,398	203,750
Contract redemptions	(80,952)	(272,331)	(1,056,169)	(122,328)	(164,766)	(221,367)	(743,380)
Net transfers	111,851	1,277,078	1,049,077	1,928,840	152,153	(47,337)	(695,709)
Net increase (decrease) in net assets from contract owners' transactions	82,818	1,012,442	251,224	1,816,977	4,310	(266,306)	(1,235,339)
Net increase (decrease) in net assets	208,406	1,305,298	2,098,967	2,326,393	598,002	(26,168)	(13,096)
Net assets, beginning of period	472,125	302,415	10,174,289	1,295,086	1,651,539	868,518	10,347,623
Net assets, end of period	$680,531	$1,607,713	$12,273,256	$3,621,479	$2,249,541	$842,350	$10,334,527

The accompanying notes are an integral part of these financial statements.

	ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS				ALPS VARIABLE INVESTMENT TRUST
	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	ALPS\ ALERIAN ENERGY INFRA- STRUCTURE	ALPS/ RED ROCKS LISTED PRIVATE EQUITY
Investment income:
Income dividends from investments in portfolio shares	$—	$26,752	$—	$—	$—	$232,818	$20,425
Expenses:
Mortality and expense risk fees	12	892	192	897	176	20	29
Net investment income (expense)	(12)	25,860	(192)	(897)	(176)	232,798	20,396
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(271,929)	951,091	200,225	340,567	(3,632)	868,999	175,603
Net realized short-term capital gain distributions from investments in portfolio shares	—	110,161	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	930,040	223,688	38,502	—	—	—
Net realized gain (loss) on investments in portfolio shares	(271,929)	1,991,292	423,913	379,069	(3,632)	868,999	175,603
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	809,646	1,937,043	77,838	18,131	50,848	(1,177,025)	(16,640)
Net increase (decrease) in net assets from operations	$537,705	$3,954,195	$501,559	$396,303	$47,040	$(75,228)	$179,359

	ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS				ALPS VARIABLE INVESTMENT TRUST
	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	ALPS\ ALERIAN ENERGY INFRA- STRUCTURE	ALPS/ RED ROCKS LISTED PRIVATE EQUITY
Changes from operations:
Net investment income (expense)	$(12)	$25,860	$(192)	$(897)	$(176)	$232,798	$20,396
Net realized gain (loss) on investments in portfolio shares	(271,929)	1,991,292	423,913	379,069	(3,632)	868,999	175,603
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	809,646	1,937,043	77,838	18,131	50,848	(1,177,025)	(16,640)
Net increase (decrease) in net assets from operations	537,705	3,954,195	501,559	396,303	47,040	(75,228)	179,359
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	262,405	262,078	315,591	49,535	2	258,215	51,722
Contract redemptions	(477,994)	(1,143,894)	(39,492)	(41,195)	(3,822)	(350,941)	(85,250)
Net transfers	(1,017,695)	1,764,852	(545,445)	152,282	(11,709)	1,220,080	260,910
Net increase (decrease) in net assets from contract owners' transactions	(1,233,284)	883,036	(269,346)	160,622	(15,529)	1,127,354	227,382
Net increase (decrease) in net assets	(695,579)	4,837,231	232,213	556,925	31,511	1,052,126	406,741
Net assets, beginning of period	5,476,689	12,495,535	1,983,286	1,191,080	168,420	11,787,565	486,632
Net assets, end of period	$4,781,110	$17,332,766	$2,215,499	$1,748,005	$199,931	$12,839,691	$893,373

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR ETF ASSET ALLOCATION)
	AGGRESSIVE GROWTH	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH
Investment income:
Income dividends from investments in portfolio shares	$32,525	$184,552	$74,506	$129,799	$72,546
Expenses:
Mortality and expense risk fees	188	517	24	23	22
Net investment income (expense)	32,337	184,035	74,482	129,776	72,524
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	9,894	(20,098)	2,285	77,871	(40,239)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	159,895	696,720	20,284	505,930	192,099
Net realized gain (loss) on investments in portfolio shares	169,789	676,622	22,569	583,801	151,860
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	160,057	483,926	164,055	620,394	89,620
Net increase (decrease) in net assets from operations	$362,183	$1,344,583	$261,106	$1,333,971	$314,004

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR ETF ASSET ALLOCATION)
	AGGRESSIVE GROWTH	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH
Changes from operations:
Net investment income (expense)	$32,337	$184,035	$74,482	$129,776	$72,524
Net realized gain (loss) on investments in portfolio shares	169,789	676,622	22,569	583,801	151,860
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	160,057	483,926	164,055	620,394	89,620
Net increase (decrease) in net assets from operations	362,183	1,344,583	261,106	1,333,971	314,004
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	258,282	727,240	66,028	684,336	395,737
Contract redemptions	(27,740)	(623,428)	(499,242)	(153,646)	(245,191)
Net transfers	1,097,565	158,839	720,824	1,646,639	839,510
Net increase (decrease) in net assets from contract owners' transactions	1,328,107	262,651	287,610	2,177,329	990,056
Net increase (decrease) in net assets	1,690,290	1,607,234	548,716	3,511,300	1,304,060
Net assets, beginning of period	1,202,113	9,998,222	3,714,989	6,579,689	2,945,990
Net assets, end of period	$2,892,403	$11,605,456	$4,263,705	$10,090,989	$4,250,050

The accompanying notes are an integral part of these financial statements.

	AMERICAN CENTURY VARIABLE PORTFOLIOS								AMERICAN FUNDS INSURANCE SERIES
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	ASSET ALLOCATION
Changes from operations:
Net investment income (expense)	$146,045	$209,555	$219,443	$18,691	$62,828	$134,671	$11,789	$190,477	$296,953
Net realized gain (loss) on investments in portfolio shares	393,932	213,655	(13,909)	60,413	176,685	555,606	610,154	754,630	1,225,261
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	634,788	1,237,228	76,199	516,464	92,832	281,626	551,320	33,068	1,200,459
Net increase (decrease) in net assets from operations	1,174,765	1,660,438	281,733	595,568	332,345	971,903	1,173,263	978,175	2,722,673
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	96,530	82,228	145,033	946	880	74,914	105,594	350,831	1,250,006
Contract redemptions	(412,845)	(347,503)	(673,678)	(92,878)	(113,310)	(499,248)	(143,270)	(755,259)	(2,323,591)
Net transfers	2,818,651	(36,089)	684,380	126,227	(2,789,244)	(2,196,824)	1,756,407	(1,188,162)	7,478,413
Net increase (decrease) in net assets from contract owners' transactions	2,502,336	(301,364)	155,735	34,295	(2,901,674)	(2,621,158)	1,718,731	(1,592,590)	6,404,828
Net increase (decrease) in net assets	3,677,101	1,359,074	437,468	629,863	(2,569,329)	(1,649,255)	2,891,994	(614,415)	9,127,501
Net assets, beginning of period	7,346,415	8,798,341	8,033,000	1,933,235	4,879,854	9,967,826	2,716,992	12,636,327	14,968,699
Net assets, end of period	$11,023,516	$10,157,415	$8,470,468	$2,563,098	$2,310,525	$8,318,571	$5,608,986	$12,021,912	$24,096,200

	AMERICAN CENTURY VARIABLE PORTFOLIOS								AMERICAN FUNDS INSURANCE SERIES
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	ASSET ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$146,047	$209,569	$219,449	$18,756	$62,828	$134,671	$11,792	$190,485	$296,974
Expenses:
Mortality and expense risk fees	2	14	6	65	—	—	3	8	21
Net investment income (expense)	146,045	209,555	219,443	18,691	62,828	134,671	11,789	190,477	296,953
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	15,778	10,329	(13,909)	60,413	(113,894)	357,366	460,239	754,630	398,325
Net realized short-term capital gain distributions from investments in portfolio shares	103,408	54,610	—	—	—	—	—	—	11,735
Net realized long-term capital gain distributions from investments in portfolio shares	274,746	148,716	—	—	290,579	198,240	149,915	—	815,201
Net realized gain (loss) on investments in portfolio shares	393,932	213,655	(13,909)	60,413	176,685	555,606	610,154	754,630	1,225,261
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	634,788	1,237,228	76,199	516,464	92,832	281,626	551,320	33,068	1,200,459
Net increase (decrease) in net assets from operations	$1,174,765	$1,660,438	$281,733	$595,568	$332,345	$971,903	$1,173,263	$978,175	$2,722,673

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME
Investment income:
Income dividends from investments in portfolio shares	$262,731	$110,164	$7,720	$126,547	$257,156
Expenses:
Mortality and expense risk fees	129	137	4	1,123	648
Net investment income (expense)	262,602	110,027	7,716	125,424	256,508
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	484,598	(4,260)	21,467	521,471	(78,535)
Net realized short-term capital gain distributions from investments in portfolio shares	58,250	46,209	12,570	59,732	13,410
Net realized long-term capital gain distributions from investments in portfolio shares	429,019	16,447	180	2,320,470	1,057,306
Net realized gain (loss) on investments in portfolio shares	971,867	58,396	34,217	2,901,673	992,181
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	828,860	18,044	75,727	2,347,574	2,045,675
Net increase (decrease) in net assets from operations	$2,063,329	$186,467	$117,660	$5,374,671	$3,294,364

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME
Changes from operations:
Net investment income (expense)	$262,602	$110,027	$7,716	$125,424	$256,508
Net realized gain (loss) on investments in portfolio shares	971,867	58,396	34,217	2,901,673	992,181
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	828,860	18,044	75,727	2,347,574	2,045,675
Net increase (decrease) in net assets from operations	2,063,329	186,467	117,660	5,374,671	3,294,364
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	549,189	120,119	63,958	1,741,902	1,137,184
Contract redemptions	(712,571)	(382,111)	(104,825)	(1,298,107)	(1,458,337)
Net transfers	3,059,234	3,374,882	423,800	13,266,672	7,530,656
Net increase (decrease) in net assets from contract owners' transactions	2,895,852	3,112,890	382,933	13,710,467	7,209,503
Net increase (decrease) in net assets	4,959,181	3,299,357	500,593	19,085,138	10,503,867
Net assets, beginning of period	10,342,281	3,142,437	1,577,321	13,690,541	11,618,598
Net assets, end of period	$15,301,462	$6,441,794	$2,077,914	$32,775,679	$22,122,465
The accompanying notes are an integral part of these financial statements.

	AMERICAN FUNDS INSURANCE SERIES (continued)
	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MANAGED RISK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	NEW WORLD
Investment income:
Income dividends from investments in portfolio shares	$676,229	$259,879	$16,297	$37,349	$666	$415	$281	$40,614	$110,332
Expenses:
Mortality and expense risk fees	14	145	26	2	—	—	—	6	32
Net investment income (expense)	676,215	259,734	16,271	37,347	666	415	281	40,608	110,300
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	323,430	(281,582)	64,982	33,877	212	3	(16)	(26,120)	431,403
Net realized short-term capital gain distributions from investments in portfolio shares	—	5,844	—	—	—	—	—	6,228	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	184,510	20,045	39,144	3,776	1,720	438	12,740	—
Net realized gain (loss) on investments in portfolio shares	323,430	(91,228)	85,027	73,021	3,988	1,723	422	(7,152)	431,403
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(489,463)	4,207,178	198,371	230,791	46,807	5,604	8,779	(10,939)	1,914,938
Net increase (decrease) in net assets from operations	$510,182	$4,375,684	$299,669	$341,159	$51,461	$7,742	$9,482	$22,517	$2,456,641

	AMERICAN FUNDS INSURANCE SERIES (continued)
	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MANAGED RISK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	NEW WORLD
Changes from operations:
Net investment income (expense)	$676,215	$259,734	$16,271	$37,347	$666	$415	$281	$40,608	$110,300
Net realized gain (loss) on investments in portfolio shares	323,430	(91,228)	85,027	73,021	3,988	1,723	422	(7,152)	431,403
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(489,463)	4,207,178	198,371	230,791	46,807	5,604	8,779	(10,939)	1,914,938
Net increase (decrease) in net assets from operations	510,182	4,375,684	299,669	341,159	51,461	7,742	9,482	22,517	2,456,641
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,270,021	1,097,065	1,781	54,722	—	—	—	35,492	762,410
Contract redemptions	(847,948)	(794,048)	(346,848)	(96,305)	(5,351)	(234)	(340)	(222,953)	(388,145)
Net transfers	2,099,986	6,956,902	1,526,384	1,413,695	—	(471)	—	650,293	7,631,304
Net increase (decrease) in net assets from contract owners' transactions	2,522,059	7,259,919	1,181,317	1,372,112	(5,351)	(705)	(340)	462,832	8,005,569
Net increase (decrease) in net assets	3,032,241	11,635,603	1,480,986	1,713,271	46,110	7,037	9,142	485,349	10,462,210
Net assets, beginning of period	7,711,276	11,330,506	1,804,276	1,334,967	200,921	38,379	33,171	2,704,325	5,294,803
Net assets, end of period	$10,743,517	$22,966,109	$3,285,262	$3,048,238	$247,031	$45,416	$42,313	$3,189,674	$15,757,013

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	AMUNDI PIONEER ASSET MANAGEMENT (a)*					AMUNDI PIONEER ASSET MANAGEMENT (continued) (a)*
	BOND	EMERGING MARKETS (b)*	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME
Investment income:
Income dividends from investments in portfolio shares	$333,319	$—	$126,477	$6,297	$133,718	$8,148	$437,535
Expenses:
Mortality and expense risk fees	554	4	352	10	—	—	2
Net investment income (expense)	332,765	(4)	126,125	6,287	133,718	8,148	437,533
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	19,536	495,534	400,175	(30,530)	60,723	87,522	96,016
Net realized short-term capital gain distributions from investments in portfolio shares	27,036	—	3,003	—	—	15,339	13,101
Net realized long-term capital gain distributions from investments in portfolio shares	16,402	—	706,929	96,402	—	90,335	—
Net realized gain (loss) on investments in portfolio shares	62,974	495,534	1,110,107	65,872	60,723	193,196	109,117
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	44,247	(1,099)	56,117	21,271	(15,611)	(49,454)	66,555
Net increase (decrease) in net assets from operations	$439,986	$494,431	$1,292,349	$93,430	$178,830	$151,890	$613,205

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	AMUNDI PIONEER ASSET MANAGEMENT (a)*					AMUNDI PIONEER ASSET MANAGEMENT (continued) (a)*
	BOND	EMERGING MARKETS (b)*	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME
Changes from operations:
Net investment income (expense)	$332,765	$(4)	$126,125	$6,287	$133,718	$8,148	$437,533
Net realized gain (loss) on investments in portfolio shares	62,974	495,534	1,110,107	65,872	60,723	193,196	109,117
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	44,247	(1,099)	56,117	21,271	(15,611)	(49,454)	66,555
Net increase (decrease) in net assets from operations	439,986	494,431	1,292,349	93,430	178,830	151,890	613,205
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	270,017	69,945	103,634	(5)	114,520	16,274	129,497
Contract redemptions	(744,330)	(64,804)	(355,350)	(9,923)	(310,683)	(43,541)	(526,424)
Net transfers	2,163,058	(1,784,103)	2,975,892	(77,802)	(136,422)	(230,751)	578,407
Net increase (decrease) in net assets from contract owners' transactions	1,688,745	(1,778,962)	2,724,176	(87,730)	(332,585)	(258,018)	181,480
Net increase (decrease) in net assets	2,128,731	(1,284,531)	4,016,525	5,700	(153,755)	(106,128)	794,685
Net assets, beginning of period	12,502,649	1,284,531	7,451,341	1,022,991	3,036,363	1,392,367	12,945,492
Net assets, end of period	$14,631,380	$—	$11,467,866	$1,028,691	$2,882,608	$1,286,239	$13,740,177

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	BLACKROCK VARIABLE SERIES FUNDS
	ADVANTAGE LARGE CAP CORE (c)*	ADVANTAGE LARGE CAP VALUE (d)*	CAPITAL APPRECIATION	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	iSHARES ALTERNATIVE STRATEGIES
Investment income:
Income dividends from investments in portfolio shares	$14,812	$23,744	$—	$102,566	$248,473	$1,103,285	$71,580
Expenses:
Mortality and expense risk fees	317	4	—	9	916	26	18
Net investment income (expense)	14,495	23,740	—	102,557	247,557	1,103,259	71,562
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	24,331	18,305	1,299	125,799	(301,014)	597,781	10,927
Net realized short-term capital gain distributions from investments in portfolio shares	36,198	50,649	958	51,961	226,598	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	363,325	393,756	4,009	310,310	—	—	—
Net realized gain (loss) on investments in portfolio shares	423,854	462,710	6,266	488,070	(74,416)	597,781	10,927
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(222,581)	(303,709)	6,979	366,761	2,261,211	(298,391)	124,660
Net increase (decrease) in net assets from operations	$215,768	$182,741	$13,245	$957,388	$2,434,352	$1,402,649	$207,149

	BLACKROCK VARIABLE SERIES FUNDS
	ADVANTAGE LARGE CAP CORE (c)*	ADVANTAGE LARGE CAP VALUE (d)*	CAPITAL APPRECIATION	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	iSHARES ALTERNATIVE STRATEGIES
Changes from operations:
Net investment income (expense)	$14,495	$23,740	$—	$102,557	$247,557	$1,103,259	$71,562
Net realized gain (loss) on investments in portfolio shares	423,854	462,710	6,266	488,070	(74,416)	597,781	10,927
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(222,581)	(303,709)	6,979	366,761	2,261,211	(298,391)	124,660
Net increase (decrease) in net assets from operations	215,768	182,741	13,245	957,388	2,434,352	1,402,649	207,149
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	43,828	5,630	—	177,080	671,825	1,769,687	123,102
Contract redemptions	(349,727)	(90,802)	(28,945)	(518,181)	(848,189)	(2,526,162)	(196,359)
Net transfers	719,664	1,116,647	—	1,626,541	(958,946)	(5,138,235)	1,587,451
Net increase (decrease) in net assets from contract owners' transactions	413,765	1,031,475	(28,945)	1,285,440	(1,135,310)	(5,894,710)	1,514,194
Net increase (decrease) in net assets	629,533	1,214,216	(15,700)	2,242,828	1,299,042	(4,492,061)	1,721,343
Net assets, beginning of period	812,994	659,928	47,280	5,017,902	18,386,363	25,943,098	1,192,141
Net assets, end of period	$1,442,527	$1,874,144	$31,580	$7,260,730	$19,685,405	$21,451,037	$2,913,484

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	BLACKROCK VARIABLE SERIES FUNDS (continued)				CALVERT VARIABLE INSURANCE PRODUCT
	iSHARES DYNAMIC FIXED INCOME	LARGE CAP FOCUS GROWTH (e)*	TOTAL RETURN	U.S. GOVERNMENT BOND	SRI BALANCED
Investment income:
Income dividends from investments in portfolio shares	$15,887	$129	$220,648	$23,169	$25,012
Expenses:
Mortality and expense risk fees	—	4	19	1	—
Net investment income (expense)	15,887	125	220,629	23,168	25,012
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,140	209,182	(15,720)	(42,245)	6,729
Net realized short-term capital gain distributions from investments in portfolio shares	—	47,961	—	—	768
Net realized long-term capital gain distributions from investments in portfolio shares	—	514,526	—	—	11,961
Net realized gain (loss) on investments in portfolio shares	1,140	771,669	(15,720)	(42,245)	19,458
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,149	(218,144)	100,399	36,384	48,278
Net increase (decrease) in net assets from operations	$25,176	$553,650	$305,308	$17,307	$92,748

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	BLACKROCK VARIABLE SERIES FUNDS (continued)				CALVERT VARIABLE INSURANCE PRODUCT
	iSHARES DYNAMIC FIXED INCOME	LARGE CAP FOCUS GROWTH (e)*	TOTAL RETURN	U.S. GOVERNMENT BOND	SRI BALANCED
Changes from operations:
Net investment income (expense)	$15,887	$125	$220,629	$23,168	$25,012
Net realized gain (loss) on investments in portfolio shares	1,140	771,669	(15,720)	(42,245)	19,458
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,149	(218,144)	100,399	36,384	48,278
Net increase (decrease) in net assets from operations	25,176	553,650	305,308	17,307	92,748
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	116,569	245,302	296,525	8,786	58,314
Contract redemptions	(90,437)	(199,982)	(567,832)	(61,002)	(7,915)
Net transfers	273,395	2,452,307	2,956,277	(869,460)	678,552
Net increase (decrease) in net assets from contract owners' transactions	299,527	2,497,627	2,684,970	(921,676)	728,951
Net increase (decrease) in net assets	324,703	3,051,277	2,990,278	(904,369)	821,699
Net assets, beginning of period	554,062	873,417	9,984,727	2,087,903	482,343
Net assets, end of period	$878,765	$3,924,694	$12,975,005	$1,183,534	$1,304,042

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	COLUMBIA FUNDS VARIABLE SERIES TRUST					CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
	AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP VALUE	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	STRATEGIC INCOME	COMMODITY RETURN STRATEGY	VA EQUITY ALLOCATION (s)*	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$35,062	$—	$—	$—	$73,823	$135,089	$10,898	$1,643,661	$719,895
Expenses:
Mortality and expense risk fees	1	36	—	331	9	—	302	129,625	118,561
Net investment income (expense)	35,061	(36)	—	(331)	73,814	135,089	10,596	1,514,036	601,334
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(424,102)	584,228	506,388	(787,120)	(2,698)	(36,059)	3	(85,079)	117,299
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	480,029	—	—	14	—	6,236
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	3,368,367	—	—	—	44,762	311,953
Net realized gain (loss) on investments in portfolio shares	(424,102)	584,228	506,388	3,061,276	(2,698)	(36,059)	17	(40,317)	435,488
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	344,733	463,158	(177,173)	469,977	(1,082)	(82,674)	14,129	99,558	3,481,437
Net increase (decrease) in net assets from operations	$(44,308)	$1,047,350	$329,215	$3,530,922	$70,034	$16,356	$24,742	$1,573,277	$4,518,259

	COLUMBIA FUNDS VARIABLE SERIES TRUST					CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
	AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP VALUE	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	STRATEGIC INCOME	COMMODITY RETURN STRATEGY	VA EQUITY ALLOCATION (s)*	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION
Changes from operations:
Net investment income (expense)	$35,061	$(36)	$—	$(331)	$73,814	$135,089	$10,596	$1,514,036	$601,334
Net realized gain (loss) on investments in portfolio shares	(424,102)	584,228	506,388	3,061,276	(2,698)	(36,059)	17	(40,317)	435,488
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	344,733	463,158	(177,173)	469,977	(1,082)	(82,674)	14,129	99,558	3,481,437
Net increase (decrease) in net assets from operations	(44,308)	1,047,350	329,215	3,530,922	70,034	16,356	24,742	1,573,277	4,518,259
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	311,750	124,959	50,915	250,104	14,684	2,931	—	2,317,315	2,659,983
Contract redemptions	(607,539)	(177,354)	(236,619)	(1,864,692)	(53,795)	(78,505)	(72)	(5,004,119)	(1,328,039)
Net transfers	3,095,333	3,338,859	(2,847,762)	5,306,675	1,867,709	(5,110)	934,846	17,627,856	12,522,075
Net increase (decrease) in net assets from contract owners' transactions	2,799,544	3,286,464	(3,033,466)	3,692,087	1,828,598	(80,684)	934,774	14,941,052	13,854,019
Net increase (decrease) in net assets	2,755,236	4,333,814	(2,704,251)	7,223,009	1,898,632	(64,328)	959,516	16,514,329	18,372,278
Net assets, beginning of period	9,629,312	3,898,160	5,342,490	7,565,213	565,973	1,745,734	—	78,591,759	24,928,664
Net assets, end of period	$12,384,548	$8,231,974	$2,638,239	$14,788,222	$2,464,605	$1,681,406	$959,516	$95,106,088	$43,300,942

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	DFA INVESTMENT DIMENSIONS (continued)					DELAWARE VIP TRUST	DREYFUS INVESTMENT PORTFOLIOS
	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	SMALL CAP VALUE	SMALL CAP STOCK INDEX
Investment income:
Income dividends from investments in portfolio shares	$1,332,779	$2,238,941	$434,430	$2,023,024	$712,749	$49,403	$168,622
Expenses:
Mortality and expense risk fees	95,054	145,796	65,464	208,416	127,853	51	1,134
Net investment income (expense)	1,237,725	2,093,145	368,966	1,814,608	584,896	49,352	167,488
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	681,396	292,366	15,500	1,567,963	1,218,580	600,143	1,341,646
Net realized short-term capital gain distributions from investments in portfolio shares	192,832	—	—	289,869	1,372,133	—	32,718
Net realized long-term capital gain distributions from investments in portfolio shares	1,257,498	—	—	4,122,409	2,857,397	263,231	1,070,809
Net realized gain (loss) on investments in portfolio shares	2,131,726	292,366	15,500	5,980,241	5,448,110	863,374	2,445,173
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,349,544	13,186,380	(148,117)	9,498,681	(141,980)	(226,248)	831,831
Net increase (decrease) in net assets from operations	$11,718,995	$15,571,891	$236,349	$17,293,530	$5,891,026	$686,478	$3,444,492

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	DFA INVESTMENT DIMENSIONS (continued)					DELAWARE VIP TRUST	DREYFUS INVESTMENT PORTFOLIOS
	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	SMALL CAP VALUE	SMALL CAP STOCK INDEX
Changes from operations:
Net investment income (expense)	$1,237,725	$2,093,145	$368,966	$1,814,608	$584,896	$49,352	$167,488
Net realized gain (loss) on investments in portfolio shares	2,131,726	292,366	15,500	5,980,241	5,448,110	863,374	2,445,173
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,349,544	13,186,380	(148,117)	9,498,681	(141,980)	(226,248)	831,831
Net increase (decrease) in net assets from operations	11,718,995	15,571,891	236,349	17,293,530	5,891,026	686,478	3,444,492
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	949,157	1,444,498	6,761,277	2,849,361	1,446,499	252,855	1,022,535
Contract redemptions	(1,535,998)	(2,090,058)	(3,589,455)	(3,128,871)	(2,044,360)	(266,193)	(1,781,083)
Net transfers	11,871,459	17,098,127	6,380,317	21,584,302	13,383,534	(1,861,367)	3,665,309
Net increase (decrease) in net assets from contract owners' transactions	11,284,618	16,452,567	9,552,139	21,304,792	12,785,673	(1,874,705)	2,906,761
Net increase (decrease) in net assets	23,003,613	32,024,458	9,788,488	38,598,322	18,676,699	(1,188,227)	6,351,253
Net assets, beginning of period	34,729,520	53,234,856	35,074,353	79,569,824	52,526,603	7,931,736	25,131,039
Net assets, end of period	$57,733,133	$85,259,314	$44,862,841	$118,168,146	$71,203,302	$6,743,509	$31,482,292

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST		FEDERATED INSURANCE SERIES
	DREYFUS STOCK INDEX	DREYFUS SUSTAINABLE US EQUITY (f)*	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE (g)*	HIGH INCOME BOND II	KAUFMANN II
Investment income:
Income dividends from investments in portfolio shares	$800,981	$14,784	$76,554	$1,975,222	$—	$607,052	$—
Expenses:
Mortality and expense risk fees	56,049	33	480	5	—	171	83
Net investment income (expense)	744,932	14,751	76,074	1,975,217	—	606,881	(83)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,957,358	(18,512)	11,429	910,434	94,374	26,179	61,036
Net realized short-term capital gain distributions from investments in portfolio shares	37,353	10,013	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,034,871	74,973	—	—	—	—	197,439
Net realized gain (loss) on investments in portfolio shares	3,029,582	66,474	11,429	910,434	94,374	26,179	258,475
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,107,440	103,962	1,228,711	(872,092)	(73,435)	130,607	233,152
Net increase (decrease) in net assets from operations	$8,881,954	$185,187	$1,316,214	$2,013,559	$20,939	$763,667	$491,544

			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST		FEDERATED INSURANCE SERIES
	DREYFUS STOCK INDEX	DREYFUS SUSTAINABLE US EQUITY (f)*	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE (g)*	HIGH INCOME BOND II	KAUFMANN II
Changes from operations:
Net investment income (expense)	$744,932	$14,751	$76,074	$1,975,217	$—	$606,881	$(83)
Net realized gain (loss) on investments in portfolio shares	3,029,582	66,474	11,429	910,434	94,374	26,179	258,475
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,107,440	103,962	1,228,711	(872,092)	(73,435)	130,607	233,152
Net increase (decrease) in net assets from operations	8,881,954	185,187	1,316,214	2,013,559	20,939	763,667	491,544
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,342,055	(31)	112,086	1,562,872	(1,887)	279,370	13,187
Contract redemptions	(3,633,903)	(36,889)	(304,511)	(3,282,640)	(13,810)	(307,004)	(16,509)
Net transfers	4,918,100	(46,377)	521,399	(5,389,986)	(1,344,422)	2,550,554	564,152
Net increase (decrease) in net assets from contract owners' transactions	2,626,252	(83,297)	328,974	(7,109,754)	(1,360,119)	2,522,920	560,830
Net increase (decrease) in net assets	11,508,206	101,890	1,645,188	(5,096,195)	(1,339,180)	3,286,587	1,052,374
Net assets, beginning of period	38,553,409	857,730	4,342,555	69,249,579	1,339,180	9,161,210	1,535,485
Net assets, end of period	$50,061,615	$959,620	$5,987,743	$64,153,384	$—	$12,447,797	$2,587,859

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	FEDERATED INSURANCE SERIES (continued)	FIDELITY VARIABLE INSURANCE PRODUCTS
	MANAGED VOLATILITY II	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION
Investment income:
Income dividends from investments in portfolio shares	$355,294	$155,500	$191,934	$12,842	$253
Expenses:
Mortality and expense risk fees	3	332	43	7	—
Net investment income (expense)	355,291	155,168	191,891	12,835	253
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(26,630)	256,557	(334,091)	237,239	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	156,385	444,159	9,485	799
Net realized long-term capital gain distributions from investments in portfolio shares	—	114,961	889,174	54,584	1,810
Net realized gain (loss) on investments in portfolio shares	(26,630)	527,903	999,242	301,308	2,609
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,156,718	908,212	3,548,786	(113,672)	5,764
Net increase (decrease) in net assets from operations	$1,485,379	$1,591,283	$4,739,919	$200,471	$8,626

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	FEDERATED INSURANCE SERIES (continued)	FIDELITY VARIABLE INSURANCE PRODUCTS
	MANAGED VOLATILITY II	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION
Changes from operations:
Net investment income (expense)	$355,291	$155,168	$191,891	$12,835	$253
Net realized gain (loss) on investments in portfolio shares	(26,630)	527,903	999,242	301,308	2,609
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,156,718	908,212	3,548,786	(113,672)	5,764
Net increase (decrease) in net assets from operations	1,485,379	1,591,283	4,739,919	200,471	8,626
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	123,310	327,627	1,103,928	198,713	—
Contract redemptions	(610,435)	(1,382,485)	(1,078,606)	(155,064)	—
Net transfers	8,341	4,223,065	(2,068,676)	(342,423)	—
Net increase (decrease) in net assets from contract owners' transactions	(478,784)	3,168,207	(2,043,354)	(298,774)	—
Net increase (decrease) in net assets	1,006,595	4,759,490	2,696,565	(98,303)	8,626
Net assets, beginning of period	8,486,790	8,804,839	23,406,976	2,545,113	36,705
Net assets, end of period	$9,493,385	$13,564,329	$26,103,541	$2,446,810	$45,331

The accompanying notes are an integral part of these financial statements.

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	EQUITY- INCOME	FREEDOM INCOME	FUNDS MANAGER 20%	FUNDS MANAGER 50%	FUNDS MANAGER 60%	FUNDS MANAGER 70%	GROWTH	GROWTH & INCOME	GROWTH OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$57,274	$9,642	$204	$5,478	$7,982	$10	$4,476	$34,938	$2,780
Expenses:
Mortality and expense risk fees	—	18	—	—	—	—	12	512	2
Net investment income (expense)	57,274	9,624	204	5,478	7,982	10	4,464	34,426	2,778
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	40,574	4,798	7	8,308	675	—	579,562	80,779	189,076
Net realized short-term capital gain distributions from investments in portfolio shares	35,809	2,474	55	3,387	8,052	9	173,511	25,271	58,279
Net realized long-term capital gain distributions from investments in portfolio shares	29,546	206	47	—	9,309	—	315,134	60,749	168,700
Net realized gain (loss) on investments in portfolio shares	105,929	7,478	109	11,695	18,036	9	1,068,207	166,799	416,055
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	230,144	(887)	912	58,095	101,029	201	1,025,087	276,123	399,917
Net increase (decrease) in net assets from operations	$393,347	$16,215	$1,225	$75,268	$127,047	$220	$2,097,758	$477,348	$818,750

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	EQUITY- INCOME	FREEDOM INCOME	FUNDS MANAGER 20%	FUNDS MANAGER 50%	FUNDS MANAGER 60%	FUNDS MANAGER 70%	GROWTH	GROWTH & INCOME	GROWTH OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$57,274	$9,624	$204	$5,478	$7,982	$10	$4,464	$34,426	$2,778
Net realized gain (loss) on investments in portfolio shares	105,929	7,478	109	11,695	18,036	9	1,068,207	166,799	416,055
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	230,144	(887)	912	58,095	101,029	201	1,025,087	276,123	399,917
Net increase (decrease) in net assets from operations	393,347	16,215	1,225	75,268	127,047	220	2,097,758	477,348	818,750
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	50,146	1,066	—	—	—	—	308,970	58,813	168,235
Contract redemptions	(174,252)	(17,029)	(236)	(67,925)	(20,418)	—	(626,356)	(242,606)	(186,652)
Net transfers	1,760,959	707,444	—	(500)	—	—	7,271,860	122,720	1,867,860
Net increase (decrease) in net assets from contract owners' transactions	1,636,853	691,481	(236)	(68,425)	(20,418)	—	6,954,474	(61,073)	1,849,443
Net increase (decrease) in net assets	2,030,200	707,696	989	6,843	106,629	220	9,052,232	416,275	2,668,193
Net assets, beginning of period	2,668,903	38,909	17,069	551,987	767,308	1,165	4,264,337	3,021,079	1,285,157
Net assets, end of period	$4,699,103	$746,605	$18,058	$558,830	$873,937	$1,385	$13,316,569	$3,437,354	$3,953,350

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS
Investment income:
Income dividends from investments in portfolio shares	$429,635	$31,873	$504,274	$30,037	$123,792
Expenses:
Mortality and expense risk fees	3	6	25	—	12
Net investment income (expense)	429,632	31,867	504,249	30,037	123,780
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	351,106	389,990	121,561	(46,190)	(10,142)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	34,537	45,498	9,634
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	44,208	203,419	—
Net realized gain (loss) on investments in portfolio shares	351,106	389,990	200,306	202,727	(508)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(77,713)	1,962,323	124,421	871,945	2,219,731
Net increase (decrease) in net assets from operations	$703,025	$2,384,180	$828,976	$1,104,709	$2,343,003

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS
Changes from operations:
Net investment income (expense)	$429,632	$31,867	$504,249	$30,037	$123,780
Net realized gain (loss) on investments in portfolio shares	351,106	389,990	200,306	202,727	(508)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(77,713)	1,962,323	124,421	871,945	2,219,731
Net increase (decrease) in net assets from operations	703,025	2,384,180	828,976	1,104,709	2,343,003
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	47,373	411,674	171,777	278,892	537,338
Contract redemptions	(347,448)	(480,606)	(1,361,098)	(199,686)	(134,297)
Net transfers	(1,755,632)	3,198,851	8,180,586	1,057,073	1,009,639
Net increase (decrease) in net assets from contract owners' transactions	(2,055,707)	3,129,919	6,991,265	1,136,279	1,412,680
Net increase (decrease) in net assets	(1,352,682)	5,514,099	7,820,241	2,240,988	3,755,683
Net assets, beginning of period	8,565,419	5,629,781	16,532,240	4,710,488	7,309,044
Net assets, end of period	$7,212,737	$11,143,880	$24,352,481	$6,951,476	$11,064,727

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)					FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	REAL ESTATE	STRATEGIC INCOME	TARGET VOLATILITY	VALUE	VALUE STRATEGIES	OVERSEAS	GLOBAL REAL ESTATE	HIGH INCOME (g)*	INCOME
Investment income:
Income dividends from investments in portfolio shares	$167,722	$964,810	$5,664	$39,410	$416	$489,467	$113,780	$1,507,781	$801,845
Expenses:
Mortality and expense risk fees	16	149	—	—	—	22	—	—	33
Net investment income (expense)	167,706	964,661	5,664	39,410	416	489,445	113,780	1,507,781	801,812
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(196,797)	522,794	2,292	168,322	2,648	(397,846)	22,735	(1,049,860)	653,880
Net realized short-term capital gain distributions from investments in portfolio shares	—	166,826	2,711	98,384	1,461	48,144	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	610,568	—	28,198	—	7,732	1,731,591	—	—	—
Net realized gain (loss) on investments in portfolio shares	413,771	689,620	33,201	266,706	11,841	1,381,889	22,735	(1,049,860)	653,880
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(183,886)	428,472	38,351	217,089	(5,758)	3,504,091	241,870	(182,209)	199,514
Net increase (decrease) in net assets from operations	$397,591	$2,082,753	$77,216	$523,205	$6,499	$5,375,425	$378,385	$275,712	$1,655,206

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)					FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	REAL ESTATE	STRATEGIC INCOME	TARGET VOLATILITY	VALUE	VALUE STRATEGIES	OVERSEAS	GLOBAL REAL ESTATE	HIGH INCOME (g)*	INCOME
Changes from operations:
Net investment income (expense)	$167,706	$964,661	$5,664	$39,410	$416	$489,445	$113,780	$1,507,781	$801,812
Net realized gain (loss) on investments in portfolio shares	413,771	689,620	33,201	266,706	11,841	1,381,889	22,735	(1,049,860)	653,880
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(183,886)	428,472	38,351	217,089	(5,758)	3,504,091	241,870	(182,209)	199,514
Net increase (decrease) in net assets from operations	397,591	2,082,753	77,216	523,205	6,499	5,375,425	378,385	275,712	1,655,206
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	96,920	886,687	—	33,538	—	756,804	53,780	119,354	1,365,691
Contract redemptions	(812,223)	(1,536,419)	(40,647)	(184,203)	(893)	(2,120,149)	(164,132)	(185,245)	(1,582,573)
Net transfers	374,961	7,672,701	—	(121,226)	(26,271)	10,135,195	49,154	(12,149,087)	3,818,348
Net increase (decrease) in net assets from contract owners' transactions	(340,342)	7,022,969	(40,647)	(271,891)	(27,164)	8,771,850	(61,198)	(12,214,978)	3,601,466
Net increase (decrease) in net assets	57,249	9,105,722	36,569	251,314	(20,665)	14,147,275	317,187	(11,939,266)	5,256,672
Net assets, beginning of period	10,667,422	23,727,119	489,880	3,439,501	55,005	32,798,932	3,684,515	11,939,266	14,833,079
Net assets, end of period	$10,724,671	$32,832,841	$526,449	$3,690,815	$34,340	$46,946,207	$4,001,702	$—	$20,089,751

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)					GOLDMAN SACHS VARIABLE INSURANCE TRUST
	MUTUAL SHARES	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	GLOBAL TRENDS ALLOCATION	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME
Investment income:
Income dividends from investments in portfolio shares	$116,934	$52,642	$440,676	$—	$117,847	$454	$94,024	$17,805
Expenses:
Mortality and expense risk fees	58	—	2	57	—	—	6	—
Net investment income (expense)	116,876	52,642	440,674	(57)	117,847	454	94,018	17,805
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(319,638)	97,995	(354,130)	(919,544)	(35,697)	—	(7,331)	(6,199)
Net realized short-term capital gain distributions from investments in portfolio shares	38,382	25	—	—	—	1,210	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	173,676	125,361	—	125,111	—	2,648	—	—
Net realized gain (loss) on investments in portfolio shares	(107,580)	223,381	(354,130)	(794,433)	(35,697)	3,858	(7,331)	(6,199)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	372,322	481,920	590,400	1,370,704	(30,284)	13,717	61,051	(66,186)
Net increase (decrease) in net assets from operations	$381,618	$757,943	$676,944	$576,214	$51,866	$18,029	$147,738	$(54,580)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)					GOLDMAN SACHS VARIABLE INSURANCE TRUST
	MUTUAL SHARES	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	GLOBAL TRENDS ALLOCATION	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME
Changes from operations:
Net investment income (expense)	$116,876	$52,642	$440,674	$(57)	$117,847	$454	$94,018	$17,805
Net realized gain (loss) on investments in portfolio shares	(107,580)	223,381	(354,130)	(794,433)	(35,697)	3,858	(7,331)	(6,199)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	372,322	481,920	590,400	1,370,704	(30,284)	13,717	61,051	(66,186)
Net increase (decrease) in net assets from operations	381,618	757,943	676,944	576,214	51,866	18,029	147,738	(54,580)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	68,253	49,446	291,903	669,064	11,309	—	509,635	2,938
Contract redemptions	(149,257)	(457,860)	(616,694)	(2,098,390)	(858,962)	(27)	(43,556)	(34,002)
Net transfers	(452,600)	312,788	(216,912)	4,402,480	839,738	—	2,871,568	498,247
Net increase (decrease) in net assets from contract owners' transactions	(533,604)	(95,626)	(541,703)	2,973,154	(7,915)	(27)	3,337,647	467,183
Net increase (decrease) in net assets	(151,986)	662,317	135,241	3,549,368	43,951	18,002	3,485,385	412,603
Net assets, beginning of period	4,748,137	4,109,923	14,783,736	36,951,722	4,910,053	137,520	1,326,888	1,741,165
Net assets, end of period	$4,596,151	$4,772,240	$14,918,977	$40,501,090	$4,954,004	$155,522	$4,812,273	$2,153,768

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (h)*	CLS ADVISORONE GLOBAL GROWTH (h)*	CLS ADVISORONE GROWTH AND INCOME (h)*	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$3,390	$41,412	$7,807	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	4
Net investment income (expense)	—	—	3,390	41,412	7,807	(4)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	32,221	14	(3,646)	(350,682)	14,664	(8,953)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	4,588	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	32,221	14	942	(350,682)	14,664	(8,953)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(9,829)	3	1,013	533,139	319,395	118,576
Net increase (decrease) in net assets from operations	$22,392	$17	$5,345	$223,869	$341,866	$109,619

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (h)*	CLS ADVISORONE GLOBAL GROWTH (h)*	CLS ADVISORONE GROWTH AND INCOME (h)*	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES
Changes from operations:
Net investment income (expense)	$—	$—	$3,390	$41,412	$7,807	$(4)
Net realized gain (loss) on investments in portfolio shares	32,221	14	942	(350,682)	14,664	(8,953)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(9,829)	3	1,013	533,139	319,395	118,576
Net increase (decrease) in net assets from operations	22,392	17	5,345	223,869	341,866	109,619
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(40)	—	—	984	37,693	18,907
Contract redemptions	(329)	—	(13)	(303,971)	(66,172)	(123,492)
Net transfers	(574,003)	(471)	(235,838)	465,840	825,641	(1,733,287)
Net increase (decrease) in net assets from contract owners' transactions	(574,372)	(471)	(235,851)	162,853	797,162	(1,837,872)
Net increase (decrease) in net assets	(551,980)	(454)	(230,506)	386,722	1,139,028	(1,728,253)
Net assets, beginning of period	551,980	454	230,506	2,464,525	1,853,076	4,920,852
Net assets, end of period	$—	$—	$—	$2,851,247	$2,992,104	$3,192,599

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS
Investment income:
Income dividends from investments in portfolio shares	$17,496	$14,464	$—	$—	$53,729
Expenses:
Mortality and expense risk fees	—	80	258	3	6
Net investment income (expense)	17,496	14,384	(258)	(3)	53,723
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	684,334	411,774	636,882	31,353	4,865
Net realized short-term capital gain distributions from investments in portfolio shares	—	7,020	—	—	132,587
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	18,705
Net realized gain (loss) on investments in portfolio shares	684,334	418,794	636,882	31,353	156,157
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(388,194)	179,581	166,246	47,921	153,621
Net increase (decrease) in net assets from operations	$313,636	$612,759	$802,870	$79,271	$363,501

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS
Changes from operations:
Net investment income (expense)	$17,496	$14,384	$(258)	$(3)	$53,723
Net realized gain (loss) on investments in portfolio shares	684,334	418,794	636,882	31,353	156,157
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(388,194)	179,581	166,246	47,921	153,621
Net increase (decrease) in net assets from operations	313,636	612,759	802,870	79,271	363,501
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	67,043	41,461	89,600	16,166	37,359
Contract redemptions	(349,144)	(428,377)	(234,517)	(125,033)	(447,708)
Net transfers	(3,417,897)	1,809,208	2,186,591	1,181,753	815,907
Net increase (decrease) in net assets from contract owners' transactions	(3,699,998)	1,422,292	2,041,674	1,072,886	405,558
Net increase (decrease) in net assets	(3,386,362)	2,035,051	2,844,544	1,152,157	769,059
Net assets, beginning of period	7,171,607	3,285,188	2,673,542	761,309	3,822,866
Net assets, end of period	$3,785,245	$5,320,239	$5,518,086	$1,913,466	$4,591,925

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX HIGH YIELD STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$1,295	$—	$10,024	$—	$5,093	$24,019	$66,809	$—	$50,465
Expenses:
Mortality and expense risk fees	226	188	23	—	—	1	—	19	—
Net investment income (expense)	1,069	(188)	10,001	—	5,093	24,018	66,809	(19)	50,465
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,294,421	607,904	(589,357)	(131,225)	138,076	521,663	39,344	235,520	48,258
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	45,183	—	—	—	—	—	—	245,727	—
Net realized gain (loss) on investments in portfolio shares	1,339,604	607,904	(589,357)	(131,225)	138,076	521,663	39,344	481,247	48,258
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	162,491	(176,224)	169,242	20,009	13,023	(180,883)	(89,340)	98,319	(251)
Net increase (decrease) in net assets from operations	$1,503,164	$431,492	$(410,114)	$(111,216)	$156,192	$364,798	$16,813	$579,547	$98,472

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX HIGH YIELD STRATEGY
Changes from operations:
Net investment income (expense)	$1,069	$(188)	$10,001	$—	$5,093	$24,018	$66,809	$(19)	$50,465
Net realized gain (loss) on investments in portfolio shares	1,339,604	607,904	(589,357)	(131,225)	138,076	521,663	39,344	481,247	48,258
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	162,491	(176,224)	169,242	20,009	13,023	(180,883)	(89,340)	98,319	(251)
Net increase (decrease) in net assets from operations	1,503,164	431,492	(410,114)	(111,216)	156,192	364,798	16,813	579,547	98,472
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	110,551	177,349	43,225	394	14,083	58,110	47,614	79,730	8,340
Contract redemptions	(406,346)	(216,088)	(298,223)	(14,060)	(47,104)	(261,321)	(489,682)	(241,194)	(18,407)
Net transfers	3,606,508	1,054,249	(437,265)	(262,677)	451,579	2,088,516	(2,237,618)	1,323,625	(177,435)
Net increase (decrease) in net assets from contract owners' transactions	3,310,713	1,015,510	(692,263)	(276,343)	418,558	1,885,305	(2,679,686)	1,162,161	(187,502)
Net increase (decrease) in net assets	4,813,877	1,447,002	(1,102,377)	(387,559)	574,750	2,250,103	(2,662,873)	1,741,708	(89,030)
Net assets, beginning of period	3,787,086	1,509,494	3,407,360	846,112	330,934	4,029,572	4,813,526	1,320,709	877,201
Net assets, end of period	$8,600,963	$2,956,496	$2,304,983	$458,553	$905,684	$6,279,675	$2,150,653	$3,062,417	$788,171

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	66	—	—	—	—
Net investment income (expense)	(66)	—	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	392,523	(123,067)	(272,528)	(6,372)	(93,827)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	10,448	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	402,971	(123,067)	(272,528)	(6,372)	(93,827)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	56,089	(1,299)	(21,897)	(390)	(5,578)
Net increase (decrease) in net assets from operations	$458,994	$(124,366)	$(294,425)	$(6,762)	$(99,405)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY
Changes from operations:
Net investment income (expense)	$(66)	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	402,971	(123,067)	(272,528)	(6,372)	(93,827)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	56,089	(1,299)	(21,897)	(390)	(5,578)
Net increase (decrease) in net assets from operations	458,994	(124,366)	(294,425)	(6,762)	(99,405)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	42,974	70,887	37,238	100	1,531
Contract redemptions	(72,306)	(5,531)	(321,414)	(837)	(34,518)
Net transfers	(1,398,660)	(50,833)	2,013,060	(1,395)	(411,693)
Net increase (decrease) in net assets from contract owners' transactions	(1,427,992)	14,523	1,728,884	(2,132)	(444,680)
Net increase (decrease) in net assets	(968,998)	(109,843)	1,434,459	(8,894)	(544,085)
Net assets, beginning of period	2,301,859	207,037	869,965	26,542	606,678
Net assets, end of period	$1,332,861	$97,194	$2,304,424	$17,648	$62,593

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$8,044	$—	$—	$—	$2,967	$143,903
Expenses:
Mortality and expense risk fees	—	—	—	—	208	147	1,841	26	110
Net investment income (expense)	—	—	—	8,044	(208)	(147)	(1,841)	2,941	143,793
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(70,141)	(152,313)	418,210	424,398	551,169	3,153,097	6,588,444	2,857,892	(140,220)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	172,461	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	6,428	32,137	898,290	200,906	261,462	—
Net realized gain (loss) on investments in portfolio shares	(70,141)	(152,313)	418,210	430,826	755,767	4,051,387	6,789,350	3,119,354	(140,220)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,750)	(11,598)	16,035	85,699	11,018	(27,531)	2,139,641	275,529	164,759
Net increase (decrease) in net assets from operations	$(71,891)	$(163,911)	$434,245	$524,569	$766,577	$4,023,709	$8,927,150	$3,397,824	$168,332

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS
Changes from operations:
Net investment income (expense)	$—	$—	$—	$8,044	$(208)	$(147)	$(1,841)	$2,941	$143,793
Net realized gain (loss) on investments in portfolio shares	(70,141)	(152,313)	418,210	430,826	755,767	4,051,387	6,789,350	3,119,354	(140,220)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,750)	(11,598)	16,035	85,699	11,018	(27,531)	2,139,641	275,529	164,759
Net increase (decrease) in net assets from operations	(71,891)	(163,911)	434,245	524,569	766,577	4,023,709	8,927,150	3,397,824	168,332
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	155	1,511	90,969	628	149,836	300,952	440,314	220,124	26,220
Contract redemptions	(56,977)	(58,591)	(111,922)	(240,353)	(602,780)	(1,128,398)	(1,218,484)	(639,410)	(104,372)
Net transfers	(55,089)	165,729	2,030,382	224,612	(1,095,216)	3,803,126	(3,783,909)	10,929,156	8,058,828
Net increase (decrease) in net assets from contract owners' transactions	(111,911)	108,649	2,009,429	(15,113)	(1,548,160)	2,975,680	(4,562,079)	10,509,870	7,980,676
Net increase (decrease) in net assets	(183,802)	(55,262)	2,443,674	509,456	(781,583)	6,999,389	4,365,071	13,907,694	8,149,008
Net assets, beginning of period	309,901	396,739	204,758	3,875,871	1,103,002	6,548,159	19,926,623	10,822,347	3,141,619
Net assets, end of period	$126,099	$341,477	$2,648,432	$4,385,327	$321,419	$13,547,548	$24,291,694	$24,730,041	$11,290,627

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$39,078	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	11	—	15	1	184
Net investment income (expense)	39,067	—	(15)	(1)	(184)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	82,149	(43,203)	(17,028)	207,848	1,355,931
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	41,318	87,196	86,004
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	82,149	(43,203)	24,290	295,044	1,441,935
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(52,139)	190,430	23,984	58,122	24,057
Net increase (decrease) in net assets from operations	$69,077	$147,227	$48,259	$353,165	$1,465,808

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY
Changes from operations:
Net investment income (expense)	$39,067	$—	$(15)	$(1)	$(184)
Net realized gain (loss) on investments in portfolio shares	82,149	(43,203)	24,290	295,044	1,441,935
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(52,139)	190,430	23,984	58,122	24,057
Net increase (decrease) in net assets from operations	69,077	147,227	48,259	353,165	1,465,808
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,570	13,139	120	7,468	68,983
Contract redemptions	(255,319)	(121,832)	(15,068)	(296,743)	(366,449)
Net transfers	131,900	1,593,515	(168,861)	(74,733)	(363,103)
Net increase (decrease) in net assets from contract owners' transactions	(119,849)	1,484,822	(183,809)	(364,008)	(660,569)
Net increase (decrease) in net assets	(50,772)	1,632,049	(135,550)	(10,843)	805,239
Net assets, beginning of period	1,484,824	1,729,533	870,590	2,603,397	3,221,454
Net assets, end of period	$1,434,052	$3,361,582	$735,040	$2,592,554	$4,026,693

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS
Investment income:
Income dividends from investments in portfolio shares	$—	$36,291	$—	$—	$—	$—	$—	$—	$6,092
Expenses:
Mortality and expense risk fees	6	15	15	48	27	32	—	—	—
Net investment income (expense)	(6)	36,276	(15)	(48)	(27)	(32)	—	—	6,092
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	854,522	220,576	301,782	(435,595)	148,813	(302,355)	(165,552)	1,185,318	(8,580)
Net realized short-term capital gain distributions from investments in portfolio shares	—	221,703	—	563,827	—	—	5,060	—	8,017
Net realized long-term capital gain distributions from investments in portfolio shares	257,705	—	—	30,040	148,963	87,120	22,635	112,337	—
Net realized gain (loss) on investments in portfolio shares	1,112,227	442,279	301,782	158,272	297,776	(215,235)	(137,857)	1,297,655	(563)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(31,091)	(21,592)	23,164	60,638	(61,915)	(41,262)	(122,384)	135,035	33,076
Net increase (decrease) in net assets from operations	$1,081,130	$456,963	$324,931	$218,862	$235,834	$(256,529)	$(260,241)	$1,432,690	$38,605

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS
Changes from operations:
Net investment income (expense)	$(6)	$36,276	$(15)	$(48)	$(27)	$(32)	$—	$—	$6,092
Net realized gain (loss) on investments in portfolio shares	1,112,227	442,279	301,782	158,272	297,776	(215,235)	(137,857)	1,297,655	(563)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(31,091)	(21,592)	23,164	60,638	(61,915)	(41,262)	(122,384)	135,035	33,076
Net increase (decrease) in net assets from operations	1,081,130	456,963	324,931	218,862	235,834	(256,529)	(260,241)	1,432,690	38,605
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	15,140	53,245	12,012	14,130	54,847	75,027	12,471	234,448	46,133
Contract redemptions	(387,385)	(366,932)	(114,711)	(106,923)	(238,650)	(327,243)	(101,636)	(572,276)	(145,236)
Net transfers	748,466	3,248,408	290,469	538,056	(2,187,048)	763,011	(2,093,523)	603,714	(566,831)
Net increase (decrease) in net assets from contract owners' transactions	376,221	2,934,721	187,770	445,263	(2,370,851)	510,795	(2,182,688)	265,886	(665,934)
Net increase (decrease) in net assets	1,457,351	3,391,684	512,701	664,125	(2,135,017)	254,266	(2,442,929)	1,698,576	(627,329)
Net assets, beginning of period	3,693,698	3,747,109	1,621,175	3,360,770	4,695,025	4,330,878	2,638,063	4,606,117	2,617,194
Net assets, end of period	$5,151,049	$7,138,793	$2,133,876	$4,024,895	$2,560,008	$4,585,144	$195,134	$6,304,693	$1,989,865

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT FLOATING RATE STRATEGIES
Investment income:
Income dividends from investments in portfolio shares	$5,073	$35	$141,394	$—	$908,537
Expenses:
Mortality and expense risk fees	—	8	76	—	86
Net investment income (expense)	5,073	27	141,318	—	908,451
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	481,236	—	606,081	35,415	66,616
Net realized short-term capital gain distributions from investments in portfolio shares	—	212	144,099	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	481,236	212	750,180	35,415	66,616
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(213,061)	—	(236,784)	1,498	(45,951)
Net increase (decrease) in net assets from operations	$273,248	$239	$654,714	$36,913	$929,116

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT FLOATING RATE STRATEGIES
Changes from operations:
Net investment income (expense)	$5,073	$27	$141,318	$—	$908,451
Net realized gain (loss) on investments in portfolio shares	481,236	212	750,180	35,415	66,616
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(213,061)	—	(236,784)	1,498	(45,951)
Net increase (decrease) in net assets from operations	273,248	239	654,714	36,913	929,116
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	6,544	—	41,755	377	670,367
Contract redemptions	(68,948)	(222,387)	(302,501)	(12,119)	(1,154,710)
Net transfers	(975,169)	(152,661)	(132,808)	(13,992)	5,447,389
Net increase (decrease) in net assets from contract owners' transactions	(1,037,573)	(375,048)	(393,554)	(25,734)	4,963,046
Net increase (decrease) in net assets	(764,325)	(374,809)	261,160	11,179	5,892,162
Net assets, beginning of period	3,942,913	2,531,928	4,164,104	121,044	22,780,494
Net assets, end of period	$3,178,588	$2,157,119	$4,425,264	$132,223	$28,672,656

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	VT HIGH YIELD	VT LARGE CAP VALUE	VT SMALL CAP VALUE	VT STYLEPLUS LARGE CORE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME
Investment income:
Income dividends from investments in portfolio shares	$795,127	$418	$2,620	$76	$12,138	$11,073	$9	$1,770,722	$5,646
Expenses:
Mortality and expense risk fees	1	—	—	—	—	11	—	599	—
Net investment income (expense)	795,126	418	2,620	76	12,138	11,062	9	1,770,123	5,646
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	594,809	137	28,498	24	99,493	3,645	—	272,791	186
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	10,515	65	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	945	13,492	22	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	594,809	1,082	52,505	111	99,493	3,645	—	272,791	186
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(337,512)	3,373	(63,867)	1,096	211,417	256,992	243	444,437	22,813
Net increase (decrease) in net assets from operations	$1,052,423	$4,873	$(8,742)	$1,283	$323,048	$271,699	$252	$2,487,351	$28,645

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	VT HIGH YIELD	VT LARGE CAP VALUE	VT SMALL CAP VALUE	VT STYLEPLUS LARGE CORE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME
Changes from operations:
Net investment income (expense)	$795,126	$418	$2,620	$76	$12,138	$11,062	$9	$1,770,123	$5,646
Net realized gain (loss) on investments in portfolio shares	594,809	1,082	52,505	111	99,493	3,645	—	272,791	186
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(337,512)	3,373	(63,867)	1,096	211,417	256,992	243	444,437	22,813
Net increase (decrease) in net assets from operations	1,052,423	4,873	(8,742)	1,283	323,048	271,699	252	2,487,351	28,645
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	358,028	—	60,547	—	13,808	49,612	—	920,588	—
Contract redemptions	(1,829,806)	(852)	(186,730)	(96)	(207,754)	(90,462)	—	(2,332,799)	(997)
Net transfers	(8,714,529)	—	(570,669)	—	74,247	202,747	—	11,235,102	(7,553)
Net increase (decrease) in net assets from contract owners' transactions	(10,186,307)	(852)	(696,852)	(96)	(119,699)	161,897	—	9,822,891	(8,550)
Net increase (decrease) in net assets	(9,133,884)	4,021	(705,594)	1,187	203,349	433,596	252	12,310,242	20,095
Net assets, beginning of period	22,553,503	31,202	1,534,701	5,823	1,171,532	1,041,441	1,128	33,919,053	197,979
Net assets, end of period	$13,419,619	$35,223	$829,107	$7,010	$1,374,881	$1,475,037	$1,380	$46,229,295	$218,074

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED-RISK ALLOCATION	COMSTOCK	CORE EQUITY	CORE PLUS BOND	DIVERSIFIED DIVIDEND
Investment income:
Income dividends from investments in portfolio shares	$125,949	$53,672	$18,526	$149,802	$302,151
Expenses:
Mortality and expense risk fees	7	19	—	25	12
Net investment income (expense)	125,942	53,653	18,526	149,777	302,139
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	170,718	115,346	23,890	24,355	1,287,261
Net realized short-term capital gain distributions from investments in portfolio shares	77,366	14,583	2,118	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	103,303	89,946	90,680	—	619,332
Net realized gain (loss) on investments in portfolio shares	351,387	219,875	116,688	24,355	1,906,593
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(145,455)	140,044	93,185	(68,321)	(713,499)
Net increase (decrease) in net assets from operations	$331,874	$413,572	$228,399	$105,811	$1,495,233

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED-RISK ALLOCATION	COMSTOCK	CORE EQUITY	CORE PLUS BOND	DIVERSIFIED DIVIDEND
Changes from operations:
Net investment income (expense)	$125,942	$53,653	$18,526	$149,777	$302,139
Net realized gain (loss) on investments in portfolio shares	351,387	219,875	116,688	24,355	1,906,593
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(145,455)	140,044	93,185	(68,321)	(713,499)
Net increase (decrease) in net assets from operations	331,874	413,572	228,399	105,811	1,495,233
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	44,024	14,050	6,775	195,803	442,654
Contract redemptions	(249,487)	(246,951)	(76,125)	(551,057)	(1,893,966)
Net transfers	132,859	354,809	(164,801)	5,713,710	(3,409,976)
Net increase (decrease) in net assets from contract owners' transactions	(72,604)	121,908	(234,151)	5,358,456	(4,861,288)
Net increase (decrease) in net assets	259,270	535,480	(5,752)	5,464,267	(3,366,055)
Net assets, beginning of period	3,351,810	2,318,088	1,825,964	439,966	20,672,914
Net assets, end of period	$3,611,080	$2,853,568	$1,820,212	$5,904,233	$17,306,859

The accompanying notes are an integral part of these financial statements.

	INVESCO VARIABLE INSURANCE FUNDS (continued)
	EQUITY AND INCOME	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET	GOVERNMENT SECURITIES	GROWTH AND INCOME	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY
Investment income:
Income dividends from investments in portfolio shares	$142,405	$4,127	$434,849	$1,620,970	$571,548	$44,584	$1,550,733	$130,362	$13,000
Expenses:
Mortality and expense risk fees	569	—	961	14,167	—	—	25	7	—
Net investment income (expense)	141,836	4,127	433,888	1,606,803	571,548	44,584	1,550,708	130,355	13,000
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	260,297	(313)	121,302	—	(645,103)	235,008	(68,226)	216,828	173,548
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	11,107	—	—	18,801
Net realized long-term capital gain distributions from investments in portfolio shares	154,527	57,326	220,693	—	—	111,394	—	—	66,786
Net realized gain (loss) on investments in portfolio shares	414,824	57,013	341,995	—	(645,103)	357,509	(68,226)	216,828	259,135
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	324,935	117,875	810,888	—	234,264	35,766	(91,343)	1,494,315	262,972
Net increase (decrease) in net assets from operations	$881,595	$179,015	$1,586,771	$1,606,803	$160,709	$437,859	$1,391,139	$1,841,498	$535,107

	INVESCO VARIABLE INSURANCE FUNDS (continued)
	EQUITY AND INCOME	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET	GOVERNMENT SECURITIES	GROWTH AND INCOME	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY
Changes from operations:
Net investment income (expense)	$141,836	$4,127	$433,888	$1,606,803	$571,548	$44,584	$1,550,708	$130,355	$13,000
Net realized gain (loss) on investments in portfolio shares	414,824	57,013	341,995	—	(645,103)	357,509	(68,226)	216,828	259,135
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	324,935	117,875	810,888	—	234,264	35,766	(91,343)	1,494,315	262,972
Net increase (decrease) in net assets from operations	881,595	179,015	1,586,771	1,606,803	160,709	437,859	1,391,139	1,841,498	535,107
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	463,657	79,241	574,462	883,712,621	156,255	18,276	718,355	174,089	79,448
Contract redemptions	(310,078)	(69,360)	(268,458)	(99,747,623)	(1,624,065)	(109,305)	(2,567,543)	(249,971)	(240,921)
Net transfers	(684,857)	(312,749)	2,268,168	(731,448,692)	1,427,071	(510,084)	(14,412,308)	(1,511,236)	352,128
Net increase (decrease) in net assets from contract owners' transactions	(531,278)	(302,868)	2,574,172	52,516,306	(40,739)	(601,113)	(16,261,496)	(1,587,118)	190,655
Net increase (decrease) in net assets	350,317	(123,853)	4,160,943	54,123,109	119,970	(163,254)	(14,870,357)	254,380	725,762
Net assets, beginning of period	9,129,969	1,282,764	10,664,231	271,541,963	9,153,927	3,954,110	22,335,058	8,303,966	3,214,759
Net assets, end of period	$9,480,286	$1,158,911	$14,825,174	$325,665,072	$9,273,897	$3,790,856	$7,464,701	$8,558,346	$3,940,521

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	INVESCO VARIABLE INSURANCE FUNDS (continued)		IVY VARIABLE INSURANCE PORTFOLIOS
	TECHNOLOGY	VALUE OPPORTUNITIES	ASSET STRATEGY	BALANCED	BOND
Investment income:
Income dividends from investments in portfolio shares	$—	$2	$84,507	$54,389	$25,912
Expenses:
Mortality and expense risk fees	14	—	2	2	—
Net investment income (expense)	(14)	2	84,505	54,387	25,912
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	365,353	(27)	(1,012,456)	(397,533)	(8,971)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	7,473
Net realized long-term capital gain distributions from investments in portfolio shares	173,390	—	—	96,216	3,951
Net realized gain (loss) on investments in portfolio shares	538,743	(27)	(1,012,456)	(301,317)	2,453
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,935	1,998	1,949,715	683,052	34,371
Net increase (decrease) in net assets from operations	$544,664	$1,973	$1,021,764	$436,122	$62,736

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	INVESCO VARIABLE INSURANCE FUNDS (continued)		IVY VARIABLE INSURANCE PORTFOLIOS
	TECHNOLOGY	VALUE OPPORTUNITIES	ASSET STRATEGY	BALANCED	BOND
Changes from operations:
Net investment income (expense)	$(14)	$2	$84,505	$54,387	$25,912
Net realized gain (loss) on investments in portfolio shares	538,743	(27)	(1,012,456)	(301,317)	2,453
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,935	1,998	1,949,715	683,052	34,371
Net increase (decrease) in net assets from operations	544,664	1,973	1,021,764	436,122	62,736
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	120,984	—	40,217	171,994	8,467
Contract redemptions	(278,233)	(242)	(517,678)	(349,182)	(29,364)
Net transfers	2,582,803	—	(2,988,580)	(115,301)	311,097
Net increase (decrease) in net assets from contract owners' transactions	2,425,554	(242)	(3,466,041)	(292,489)	290,200
Net increase (decrease) in net assets	2,970,218	1,731	(2,444,277)	143,633	352,936
Net assets, beginning of period	303,453	11,582	7,356,154	4,366,874	1,471,571
Net assets, end of period	$3,273,671	$13,313	$4,911,877	$4,510,507	$1,824,507

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	IVY VARIABLE INSURANCE PORTFOLIOS (continued)
	DIVIDEND OPPORTUNITIES	ENERGY	GLOBAL BOND	GROWTH	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	NATURAL RESOURCES (i)*	SCIENCE AND TECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$1,935	$15,984	$45,843	$32	$1,595,917	$49,633	$—	$1,314	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	21	—	207	—	—
Net investment income (expense)	1,935	15,984	45,843	32	1,595,896	49,633	(207)	1,314	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(381)	(579,108)	24,579	(938)	782,009	7,077	(20,342)	77,557	421,566
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	49,271
Net realized long-term capital gain distributions from investments in portfolio shares	4,997	—	—	1,143	—	—	141,610	—	359,064
Net realized gain (loss) on investments in portfolio shares	4,616	(579,108)	24,579	205	782,009	7,077	121,268	77,557	829,901
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	16,457	113,475	(2,457)	3,514	(717,866)	(10,589)	1,042,578	(42,204)	287,580
Net increase (decrease) in net assets from operations	$23,008	$(449,649)	$67,965	$3,751	$1,660,039	$46,121	$1,163,639	$36,667	$1,117,481

	IVY VARIABLE INSURANCE PORTFOLIOS (continued)
	DIVIDEND OPPORTUNITIES	ENERGY	GLOBAL BOND	GROWTH	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	NATURAL RESOURCES (i)*	SCIENCE AND TECHNOLOGY
Changes from operations:
Net investment income (expense)	$1,935	$15,984	$45,843	$32	$1,595,896	$49,633	$(207)	$1,314	$—
Net realized gain (loss) on investments in portfolio shares	4,616	(579,108)	24,579	205	782,009	7,077	121,268	77,557	829,901
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	16,457	113,475	(2,457)	3,514	(717,866)	(10,589)	1,042,578	(42,204)	287,580
Net increase (decrease) in net assets from operations	23,008	(449,649)	67,965	3,751	1,660,039	46,121	1,163,639	36,667	1,117,481
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	475,590	75,691	—	115,086	6,965	105,738	9,360	46,637
Contract redemptions	(4,139)	(137,473)	(140,831)	(138)	(1,958,597)	(290,624)	(131,075)	(81,558)	(208,133)
Net transfers	(19,099)	(1,698,604)	785,174	(8,837)	(10,824,366)	138,896	619,864	(167,256)	288,697
Net increase (decrease) in net assets from contract owners' transactions	(23,238)	(1,360,487)	720,034	(8,975)	(12,667,877)	(144,763)	594,527	(239,454)	127,201
Net increase (decrease) in net assets	(230)	(1,810,136)	787,999	(5,224)	(11,007,838)	(98,642)	1,758,166	(202,787)	1,244,682
Net assets, beginning of period	164,884	3,949,533	1,042,458	19,898	24,045,106	3,532,929	4,000,929	1,809,045	3,525,820
Net assets, end of period	$164,654	$2,139,397	$1,830,457	$14,674	$13,037,268	$3,434,287	$5,759,095	$1,606,258	$4,770,502

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	IVY VARIABLE INSURANCE PORTFOLIOS (continued)	JANUS HENDERSON VIT FUNDS – INSTITUTIONAL (j)*				JANUS HENDERSON VIT FUNDS — INSTITUTIONAL (continued) (j)*
	VALUE	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	OVERSEAS	PERKINS MID CAP VALUE	RESEARCH (k)*
Investment income:
Income dividends from investments in portfolio shares	$6,538	$536,670	$171,550	$—	$16,706	$88,048	$116,296	$14,492
Expenses:
Mortality and expense risk fees	—	4	916	65	277	436	634	212
Net investment income (expense)	6,538	536,666	170,634	(65)	16,429	87,612	115,662	14,280
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	94,056	218,141	657,684	112,808	241,299	627,291	(218,557)	85,671
Net realized short-term capital gain distributions from investments in portfolio shares	1,131	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	7,736	66,368	1,623,086	423,053	—	—	576,738	33,735
Net realized gain (loss) on investments in portfolio shares	102,923	284,509	2,280,770	535,861	241,299	627,291	358,181	119,406
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(56,489)	4,790,294	4,149,970	1,662,057	215,561	222,973	1,389,029	683,101
Net increase (decrease) in net assets from operations	$52,972	$5,611,469	$6,601,374	$2,197,853	$473,289	$937,876	$1,862,872	$816,787

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	IVY VARIABLE INSURANCE PORTFOLIOS (continued)	JANUS HENDERSON VIT FUNDS – INSTITUTIONAL (j)*				JANUS HENDERSON VIT FUNDS – INSTITUTIONAL (continued) (j)*
	VALUE	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	OVERSEAS	PERKINS MID CAP VALUE	RESEARCH (k)*
Changes from operations:
Net investment income (expense)	$6,538	$536,666	$170,634	$(65)	$16,429	$87,612	$115,662	$14,280
Net realized gain (loss) on investments in portfolio shares	102,923	284,509	2,280,770	535,861	241,299	627,291	358,181	119,406
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(56,489)	4,790,294	4,149,970	1,662,057	215,561	222,973	1,389,029	683,101
Net increase (decrease) in net assets from operations	52,972	5,611,469	6,601,374	2,197,853	473,289	937,876	1,862,872	816,787
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	268,318	1,128,930	360,137	110,032	42,472	178,180	164,694
Contract redemptions	(8,934)	(1,530,011)	(1,809,962)	(368,501)	(48,138)	(377,754)	(1,093,644)	(164,100)
Net transfers	(546,616)	1,138,436	5,722,913	577,556	1,482,962	1,470,937	(3,985,684)	821,595
Net increase (decrease) in net assets from contract owners' transactions	(555,550)	(123,257)	5,041,881	569,192	1,544,856	1,135,655	(4,901,148)	822,189
Net increase (decrease) in net assets	(502,578)	5,488,212	11,643,255	2,767,045	2,018,145	2,073,531	(3,038,276)	1,638,976
Net assets, beginning of period	952,823	30,954,707	21,769,299	7,146,012	1,126,461	1,662,074	15,861,749	2,539,696
Net assets, end of period	$450,245	$36,442,919	$33,412,554	$9,913,057	$3,144,606	$3,735,605	$12,823,473	$4,178,672

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	JANUS HENDERSON VIT FUNDS – SERVICE (j)*					JOHN HANCOCK VARIABLE INSURANCE TRUST
	FLEXIBLE BOND	GLOBAL ALLOCATION MODERATE	GLOBAL TECHNOLOGY	GLOBAL UNCONSTRAINED BOND	US LOW VOLATILITY (l)*	EMERGING MARKETS TRUST
Investment income:
Income dividends from investments in portfolio shares	$646,388	$151	$574	$16,586	$14,057	$130,617
Expenses:
Mortality and expense risk fees	—	—	—	—	—	5,830
Net investment income (expense)	646,388	151	574	16,586	14,057	124,787
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(77,464)	1	3,700	(3,094)	35,007	195,046
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	7,346	—	—	—
Net realized gain (loss) on investments in portfolio shares	(77,464)	1	11,046	(3,094)	35,007	195,046
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	308,119	2,987	40,409	(9,319)	221	1,141,318
Net increase (decrease) in net assets from operations	$877,043	$3,139	$52,029	$4,173	$49,285	$1,461,151

	JANUS HENDERSON VIT FUNDS – SERVICE (j)*					JOHN HANCOCK VARIABLE INSURANCE TRUST
	FLEXIBLE BOND	GLOBAL ALLOCATION MODERATE	GLOBAL TECHNOLOGY	GLOBAL UNCONSTRAINED BOND	US LOW VOLATILITY (l)*	EMERGING MARKETS TRUST
Changes from operations:
Net investment income (expense)	$646,388	$151	$574	$16,586	$14,057	$124,787
Net realized gain (loss) on investments in portfolio shares	(77,464)	1	11,046	(3,094)	35,007	195,046
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	308,119	2,987	40,409	(9,319)	221	1,141,318
Net increase (decrease) in net assets from operations	877,043	3,139	52,029	4,173	49,285	1,461,151
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	528,322	—	—	112,050	(13)	169,954
Contract redemptions	(1,109,504)	(22)	(2,437)	(8,843)	(788)	(211,094)
Net transfers	(2,359,769)	—	(25,963)	174,058	951,093	5,735,903
Net increase (decrease) in net assets from contract owners' transactions	(2,940,951)	(22)	(28,400)	277,265	950,292	5,694,763
Net increase (decrease) in net assets	(2,063,908)	3,117	23,629	281,438	999,577	7,155,914
Net assets, beginning of period	28,735,206	19,328	126,786	303,440	—	2,631,182
Net assets, end of period	$26,671,298	$22,445	$150,415	$584,878	$999,577	$9,787,096

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES			LAZARD RETIREMENT SERIES (continued)
	GLOBAL ALLOCATION	INCOME BUILDER	EMERGING MARKETS EQUITY	GLOBAL DYNAMIC MULTI ASSET	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY
Investment income:
Income dividends from investments in portfolio shares	$133,177	$114,352	$679,504	$—	$382,183	$8,493	$2,640
Expenses:
Mortality and expense risk fees	14	18	81	1	7	308	7
Net investment income (expense)	133,163	114,334	679,423	(1)	382,176	8,185	2,633
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	643,276	321,536	2,851,582	20,813	(364,460)	150,765	36,120
Net realized short-term capital gain distributions from investments in portfolio shares	274,579	—	—	43,995	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	182,657	28,005	—	43,577	3,644,172	244,940	4,977
Net realized gain (loss) on investments in portfolio shares	1,100,512	349,541	2,851,582	108,385	3,279,712	395,705	41,097
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	149,581	(89,547)	5,385,418	141,885	(811,186)	(79,985)	71,841
Net increase (decrease) in net assets from operations	$1,383,256	$374,328	$8,916,423	$250,269	$2,850,702	$323,905	$115,571

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES			LAZARD RETIREMENT SERIES (continued)
	GLOBAL ALLOCATION	INCOME BUILDER	EMERGING MARKETS EQUITY	GLOBAL DYNAMIC MULTI ASSET	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY
Changes from operations:
Net investment income (expense)	$133,163	$114,334	$679,423	$(1)	$382,176	$8,185	$2,633
Net realized gain (loss) on investments in portfolio shares	1,100,512	349,541	2,851,582	108,385	3,279,712	395,705	41,097
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	149,581	(89,547)	5,385,418	141,885	(811,186)	(79,985)	71,841
Net increase (decrease) in net assets from operations	1,383,256	374,328	8,916,423	250,269	2,850,702	323,905	115,571
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	113,780	281,353	1,173,812	16,189	121,240	113,368	84,968
Contract redemptions	(305,227)	(506,373)	(2,245,677)	(63,438)	(879,728)	(216,914)	(27,403)
Net transfers	2,984,385	2,070	4,203,349	396,300	1,974,421	633,587	(1,880,179)
Net increase (decrease) in net assets from contract owners' transactions	2,792,938	(222,950)	3,131,484	349,051	1,215,933	530,041	(1,822,614)
Net increase (decrease) in net assets	4,176,194	151,378	12,047,907	599,320	4,066,635	853,946	(1,707,043)
Net assets, beginning of period	7,889,114	3,249,633	29,389,582	1,072,957	13,188,947	1,902,506	1,879,006
Net assets, end of period	$12,065,308	$3,401,011	$41,437,489	$1,672,277	$17,255,582	$2,756,452	$171,963

The accompanying notes are an integral part of these financial statements.

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST					LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND
	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE
Investment income:
Income dividends from investments in portfolio shares	$22,418	$108,078	$33,446	$—	$10,191	$326,461	$997,594
Expenses:
Mortality and expense risk fees	—	2	24	9	12	1	26
Net investment income (expense)	22,418	108,076	33,422	(9)	10,179	326,460	997,568
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(756,868)	617,005	300,177	326,423	(8,885)	381,326	1,529,976
Net realized short-term capital gain distributions from investments in portfolio shares	1,977	—	94,345	—	—	—	167,546
Net realized long-term capital gain distributions from investments in portfolio shares	293,353	—	762,537	65,383	—	—	67,468
Net realized gain (loss) on investments in portfolio shares	(461,538)	617,005	1,157,059	391,806	(8,885)	381,326	1,764,990
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,699,765	522,991	1,728,922	161,441	102,756	(163,325)	(886,008)
Net increase (decrease) in net assets from operations	$1,260,645	$1,248,072	$2,919,403	$553,238	$104,050	$544,461	$1,876,550

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST					LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND
	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE
Changes from operations:
Net investment income (expense)	$22,418	$108,076	$33,422	$(9)	$10,179	$326,460	$997,568
Net realized gain (loss) on investments in portfolio shares	(461,538)	617,005	1,157,059	391,806	(8,885)	381,326	1,764,990
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,699,765	522,991	1,728,922	161,441	102,756	(163,325)	(886,008)
Net increase (decrease) in net assets from operations	1,260,645	1,248,072	2,919,403	553,238	104,050	544,461	1,876,550
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	46,078	357,647	586,755	274,423	(5)	14,493	546,544
Contract redemptions	(236,688)	(261,175)	(724,741)	(166,125)	(71,818)	(262,873)	(900,556)
Net transfers	(7,425,828)	125,633	5,779,365	883,252	19,328	3,148,063	4,058,791
Net increase (decrease) in net assets from contract owners' transactions	(7,616,438)	222,105	5,641,379	991,550	(52,495)	2,899,683	3,704,779
Net increase (decrease) in net assets	(6,355,793)	1,470,177	8,560,782	1,544,788	51,555	3,444,144	5,581,329
Net assets, beginning of period	10,677,084	6,356,669	7,565,795	1,914,167	796,888	2,772,201	18,917,655
Net assets, end of period	$4,321,291	$7,826,846	$16,126,577	$3,458,955	$848,443	$6,216,345	$24,498,984

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	LORD ABBETT SERIES FUND (continued)				MAINSTAY VP FUNDS TRUST	MFS VARIABLE INSURANCE TRUST
	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	MAINSTAY VP CONVERTIBLE SERVICE (o)*	GROWTH SERIES	VALUE SERIES
Investment income:
Income dividends from investments in portfolio shares	$116,606	$693	$34,334	$94,072	$9,788	$—	$11,289
Expenses:
Mortality and expense risk fees	82	—	664	15	23	—	—
Net investment income (expense)	116,524	693	33,670	94,057	9,765	—	11,289
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	47,636	(16)	321,866	725,827	5,589	388	689
Net realized short-term capital gain distributions from investments in portfolio shares	251,793	1,369	93,873	14,550	—	—	490
Net realized long-term capital gain distributions from investments in portfolio shares	143,507	5,670	161,173	717,826	23,769	25,484	25,657
Net realized gain (loss) on investments in portfolio shares	442,936	7,023	576,912	1,458,203	29,358	25,872	26,836
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	594,723	4,949	(31,220)	456,119	17,642	104,735	48,512
Net increase (decrease) in net assets from operations	$1,154,183	$12,665	$579,362	$2,008,379	$56,765	$130,607	$86,637

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	LORD ABBETT SERIES FUND (continued)				MAINSTAY VP FUNDS TRUST	MFS VARIABLE INSURANCE TRUST
	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	MAINSTAY VP CONVERTIBLE SERVICE (o)*	GROWTH SERIES	VALUE SERIES
Changes from operations:
Net investment income (expense)	$116,524	$693	$33,670	$94,057	$9,765	$—	$11,289
Net realized gain (loss) on investments in portfolio shares	442,936	7,023	576,912	1,458,203	29,358	25,872	26,836
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	594,723	4,949	(31,220)	456,119	17,642	104,735	48,512
Net increase (decrease) in net assets from operations	1,154,183	12,665	579,362	2,008,379	56,765	130,607	86,637
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	224,547	—	184	260,588	12,363	28,386	30,657
Contract redemptions	(243,652)	(138)	(307,347)	(315,365)	(47,207)	(1,698)	(1,860)
Net transfers	179,240	—	(5,469,507)	3,260,448	1,273,908	365,371	390,303
Net increase (decrease) in net assets from contract owners' transactions	160,135	(138)	(5,776,670)	3,205,671	1,239,064	392,059	419,100
Net increase (decrease) in net assets	1,314,318	12,527	(5,197,308)	5,214,050	1,295,829	522,666	505,737
Net assets, beginning of period	6,004,578	75,288	7,872,541	4,090,552	—	245,550	278,348
Net assets, end of period	$7,318,896	$87,815	$2,675,233	$9,304,602	$1,295,829	$768,216	$784,085

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	NATIONWIDE VARIABLE INSURANCE TRUST
	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	MULTI- MANAGER INTERNATIONAL VALUE (o)*	MULTI- MANAGER MID CAP VALUE (o)*	NW DFA CAPITAL APPRECIATION (o)*	NW DFA MODERATE (o)*
Investment income:
Income dividends from investments in portfolio shares	$84,759	$812,551	$165,571	$34	$809	$2,743	$23,203
Expenses:
Mortality and expense risk fees	10,183	45,855	30,415	—	5	12	—
Net investment income (expense)	74,576	766,696	135,156	34	804	2,731	23,203
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(24,760)	478,035	241,827	17	(2)	21	6,513
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	6,360	—	271	2	150
Net realized long-term capital gain distributions from investments in portfolio shares	5,545	—	835,184	—	870	1,686	14,773
Net realized gain (loss) on investments in portfolio shares	(19,215)	478,035	1,083,371	17	1,139	1,709	21,436
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	68,689	3,158,948	746,405	—	409	7,718	31,696
Net increase (decrease) in net assets from operations	$124,050	$4,403,679	$1,964,932	$51	$2,352	$12,158	$76,335

	NATIONWIDE VARIABLE INSURANCE TRUST
	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	MULTI- MANAGER INTERNATIONAL VALUE (o)*	MULTI- MANAGER MID CAP VALUE (o)*	NW DFA CAPITAL APPRECIATION (o)*	NW DFA MODERATE (o)*
Changes from operations:
Net investment income (expense)	$74,576	$766,696	$135,156	$34	$804	$2,731	$23,203
Net realized gain (loss) on investments in portfolio shares	(19,215)	478,035	1,083,371	17	1,139	1,709	21,436
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	68,689	3,158,948	746,405	—	409	7,718	31,696
Net increase (decrease) in net assets from operations	124,050	4,403,679	1,964,932	51	2,352	12,158	76,335
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	191,135	883,450	551,251	—	5,074	—	—
Contract redemptions	(805,892)	(1,048,486)	(843,976)	—	(72)	(426)	(16,030)
Net transfers	447,827	13,265,489	191,843	(51)	87,703	143,037	1,590,945
Net increase (decrease) in net assets from contract owners' transactions	(166,930)	13,100,453	(100,882)	(51)	92,705	142,611	1,574,915
Net increase (decrease) in net assets	(42,880)	17,504,132	1,864,050	—	95,057	154,769	1,651,250
Net assets, beginning of period	4,253,870	12,706,204	12,565,488	—	—	—	—
Net assets, end of period	$4,210,990	$30,210,336	$14,429,538	$—	$95,057	$154,769	$1,651,250

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	NW DOUBLELINE TOTAL RETURN TACTICAL (s)*	NW NEUBERGER BERMAN SOCIALLY RESPONSIBLE (o)*	S&P 500 INDEX	SMALL CAP INDEX	LARGE CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$2,069	$1,594	$452,555	$215,333	$4,978
Expenses:
Mortality and expense risk fees	101	—	49,136	36,872	52
Net investment income (expense)	1,968	1,594	403,419	178,461	4,926
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	230	1,478,860	306,384	276,309
Net realized short-term capital gain distributions from investments in portfolio shares	—	253	38,350	28,123	18,444
Net realized long-term capital gain distributions from investments in portfolio shares	—	6,377	474,490	564,782	4,848
Net realized gain (loss) on investments in portfolio shares	—	6,860	1,991,700	899,289	299,601
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,682)	6,610	1,597,626	925,473	(60,701)
Net increase (decrease) in net assets from operations	$286	$15,064	$3,992,745	$2,003,223	$243,826

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	NW DOUBLELINE TOTAL RETURN TACTICAL (s)*	NW NEUBERGER BERMAN SOCIALLY RESPONSIBLE (o)*	S&P 500 INDEX	SMALL CAP INDEX	LARGE CAP VALUE
Changes from operations:
Net investment income (expense)	$1,968	$1,594	$403,419	$178,461	$4,926
Net realized gain (loss) on investments in portfolio shares	—	6,860	1,991,700	899,289	299,601
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,682)	6,610	1,597,626	925,473	(60,701)
Net increase (decrease) in net assets from operations	286	15,064	3,992,745	2,003,223	243,826
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	67,793	—	1,216,386	1,303,070	4,845
Contract redemptions	(101)	(61)	(1,562,751)	(707,729)	(214,280)
Net transfers	625,795	262,232	10,822,261	6,302,229	(5,250,146)
Net increase (decrease) in net assets from contract owners' transactions	693,487	262,171	10,475,896	6,897,570	(5,459,581)
Net increase (decrease) in net assets	693,773	277,235	14,468,641	8,900,793	(5,215,755)
Net assets, beginning of period	—	—	12,238,701	11,317,349	6,076,640
Net assets, end of period	$693,773	$277,235	$26,707,342	$20,218,142	$860,885

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST
	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE	US EQUITY INDEX PUTWRITE STRATEGY (m)*	7TWELVE BALANCED CL 3	7TWELVE BALANCED CL 4	ADAPTIVE ALLOCATION (p)*	ANCHOR TACTICAL CREDIT STRATEGIES (af)*
Investment income:
Income dividends from investments in portfolio shares	$—	$42,431	$66,964	$7,542	$—	$4,242	$387	$—	$141,183
Expenses:
Mortality and expense risk fees	—	2	413	—	—	—	—	—	—
Net investment income (expense)	—	42,429	66,551	7,542	—	4,242	387	—	141,183
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	49,687	123,625	(14,329)	85,448	27,424	18,028	11	(692)	(58,727)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	3,551	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	37,493	—	—	50,730	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	87,180	123,625	(14,329)	139,729	27,424	18,028	11	(692)	(58,727)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	394,326	563,264	(16,065)	166,226	14,511	62,783	10,394	766	(7,041)
Net increase (decrease) in net assets from operations	$481,506	$729,318	$36,157	$313,497	$41,935	$85,053	$10,792	$74	$75,415

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST
	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE	US EQUITY INDEX PUTWRITE STRATEGY (m)*	7TWELVE BALANCED CL 3	7TWELVE BALANCED CL 4	ADAPTIVE ALLOCATION (p)*	ANCHOR TACTICAL CREDIT STRATEGIES (af)*
Changes from operations:
Net investment income (expense)	$—	$42,429	$66,551	$7,542	$—	$4,242	$387	$—	$141,183
Net realized gain (loss) on investments in portfolio shares	87,180	123,625	(14,329)	139,729	27,424	18,028	11	(692)	(58,727)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	394,326	563,264	(16,065)	166,226	14,511	62,783	10,394	766	(7,041)
Net increase (decrease) in net assets from operations	481,506	729,318	36,157	313,497	41,935	85,053	10,792	74	75,415
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,985	79,964	21,675	5,599	664	119,001	—	—	—
Contract redemptions	(186,051)	(189,300)	(154,482)	(31,383)	(76,677)	(45,897)	(429)	(35)	(3,757,932)
Net transfers	868,618	77,933	310,258	(506,937)	(144,838)	574,745	—	(14,469)	(3,324,973)
Net increase (decrease) in net assets from contract owners' transactions	685,552	(31,403)	177,451	(532,721)	(220,851)	647,849	(429)	(14,504)	(7,082,905)
Net increase (decrease) in net assets	1,167,058	697,915	213,608	(219,224)	(178,916)	732,902	10,363	(14,430)	(7,007,490)
Net assets, beginning of period	1,815,117	4,873,036	4,186,383	1,703,634	1,027,528	447,219	104,481	14,430	7,052,941
Net assets, end of period	$2,982,175	$5,570,951	$4,399,991	$1,484,410	$848,612	$1,180,121	$114,844	$—	$45,451

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	BTS TACTICAL FIXED INCOME	CHANGING PARAMETERS (r)*	JNF EXCEED DEFINED SHIELD INDEX (n)*	MARINER MANAGED FUTURES STRATEGY (q)*	POWER DIVIDEND INDEX (u)*
Investment income:
Income dividends from investments in portfolio shares	$329,198	$310,390	$3,337	$21,329	$46,390
Expenses:
Mortality and expense risk fees	33	—	—	—	613
Net investment income (expense)	329,165	310,390	3,337	21,329	45,777
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	208,711	134,784	2,029	(798,322)	23,959
Net realized short-term capital gain distributions from investments in portfolio shares	613,952	37,345	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	822,663	172,129	2,029	(798,322)	23,959
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(828,505)	(165,099)	(1,460)	1,023,533	335,413
Net increase (decrease) in net assets from operations	$323,323	$317,420	$3,906	$246,540	$405,149

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	BTS TACTICAL FIXED INCOME	CHANGING PARAMETERS (r)*	JNF EXCEED DEFINED SHIELD INDEX (n)*	MARINER MANAGED FUTURES STRATEGY (q)*	POWER DIVIDEND INDEX (u)*
Changes from operations:
Net investment income (expense)	$329,165	$310,390	$3,337	$21,329	$45,777
Net realized gain (loss) on investments in portfolio shares	822,663	172,129	2,029	(798,322)	23,959
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(828,505)	(165,099)	(1,460)	1,023,533	335,413
Net increase (decrease) in net assets from operations	323,323	317,420	3,906	246,540	405,149
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	447,783	79,222	—	(3,617)	21,999
Contract redemptions	(1,415,688)	(341,603)	(550)	(5,183,834)	(603,920)
Net transfers	6,360,012	(7,803,181)	(491,770)	(439,798)	5,475,120
Net increase (decrease) in net assets from contract owners' transactions	5,392,107	(8,065,562)	(492,320)	(5,627,249)	4,893,199
Net increase (decrease) in net assets	5,715,430	(7,748,142)	(488,414)	(5,380,709)	5,298,348
Net assets, beginning of period	8,711,557	7,748,142	488,414	5,380,709	736,190
Net assets, end of period	$14,426,987	$—	$—	$—	$6,034,538

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	POWER INCOME	POWER MOMENTUM (t)*	PROBABILITIES	TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 2	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2
Investment income:
Income dividends from investments in portfolio shares	$12,061	$26,462	$—	$1,401	$2,451	$2,441	$2,729	$32,703	$766
Expenses:
Mortality and expense risk fees	44	1,547	—	—	—	211	18	314	—
Net investment income (expense)	12,017	24,915	—	1,401	2,451	2,230	2,711	32,389	766
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	31,765	100,630	(104,916)	5,192	(1,161)	20	14,663	129,398	545
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	2	41	—	—	916	24
Net realized long-term capital gain distributions from investments in portfolio shares	—	12,936	—	891	1,427	—	—	17,110	448
Net realized gain (loss) on investments in portfolio shares	31,765	113,566	(104,916)	6,085	307	20	14,663	147,424	1,017
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,658)	182,919	2,579,690	11,933	14,026	16,243	6,672	193,147	7,837
Net increase (decrease) in net assets from operations	$28,124	$321,400	$2,474,774	$19,419	$16,784	$18,493	$24,046	$372,960	$9,620

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	POWER INCOME	POWER MOMENTUM (t)*	PROBABILITIES	TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 2	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2
Changes from operations:
Net investment income (expense)	$12,017	$24,915	$—	$1,401	$2,451	$2,230	$2,711	$32,389	$766
Net realized gain (loss) on investments in portfolio shares	31,765	113,566	(104,916)	6,085	307	20	14,663	147,424	1,017
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,658)	182,919	2,579,690	11,933	14,026	16,243	6,672	193,147	7,837
Net increase (decrease) in net assets from operations	28,124	321,400	2,474,774	19,419	16,784	18,493	24,046	372,960	9,620
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	10,995	11,000	112,409	—	—	—	10,999	—	—
Contract redemptions	(89,139)	(140,202)	(1,307,717)	(223)	(1,458)	(134)	(16,751)	(984)	(2,083)
Net transfers	138,945	620,415	(494,132)	(7,000)	(24,403)	—	168,740	(581,098)	—
Net increase (decrease) in net assets from contract owners' transactions	60,801	491,213	(1,689,440)	(7,223)	(25,861)	(134)	162,988	(582,082)	(2,083)
Net increase (decrease) in net assets	88,925	812,613	785,334	12,196	(9,077)	18,359	187,034	(209,122)	7,537
Net assets, beginning of period	1,299,471	1,194,535	15,977,668	87,421	172,263	264,029	288,333	2,072,966	54,337
Net assets, end of period	$1,388,396	$2,007,148	$16,763,002	$99,617	$163,186	$282,388	$475,367	$1,863,844	$61,874

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	NORTHERN LIGHTS VARIABLE TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2	TOPS MANAGED RISK GROWTH ETF CLASS 1	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2
Investment income:
Income dividends from investments in portfolio shares	$7,108	$32,372	$547,916	$5,653	$31,908	$12,103	$27,358	$448
Expenses:
Mortality and expense risk fees	54	18	7,832	15	—	1	199	—
Net investment income (expense)	7,054	32,354	540,084	5,638	31,908	12,102	27,159	448
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	221	(1,833)	403,362	10,257	1,016	12	35,394	2
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	1,470	27
Net realized long-term capital gain distributions from investments in portfolio shares	618	3,298	—	—	—	—	4,580	84
Net realized gain (loss) on investments in portfolio shares	839	1,465	403,362	10,257	1,016	12	41,444	113
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	39,326	176,291	3,931,030	43,681	193,161	84,250	196,635	4,178
Net increase (decrease) in net assets from operations	$47,219	$210,110	$4,874,476	$59,576	$226,085	$96,364	$265,238	$4,739

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	NORTHERN LIGHTS VARIABLE TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2	TOPS MANAGED RISK GROWTH ETF CLASS 1	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2
Changes from operations:
Net investment income (expense)	$7,054	$32,354	$540,084	$5,638	$31,908	$12,102	$27,159	$448
Net realized gain (loss) on investments in portfolio shares	839	1,465	403,362	10,257	1,016	12	41,444	113
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	39,326	176,291	3,931,030	43,681	193,161	84,250	196,635	4,178
Net increase (decrease) in net assets from operations	47,219	210,110	4,874,476	59,576	226,085	96,364	265,238	4,739
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	9,999	3	79	—	37,225	—	—
Contract redemptions	(147,192)	(3,597)	(1,334,752)	(43,048)	(48,771)	(110,645)	(859)	(63)
Net transfers	—	(135,270)	(128,249)	92,524	—	8,088	(207,841)	—
Net increase (decrease) in net assets from contract owners' transactions	(147,192)	(128,868)	(1,462,998)	49,555	(48,771)	(65,332)	(208,700)	(63)
Net increase (decrease) in net assets	(99,973)	81,242	3,411,478	109,131	177,314	31,032	56,538	4,676
Net assets, beginning of period	510,777	2,152,650	28,009,627	349,864	1,618,488	757,748	1,883,723	33,614
Net assets, end of period	$410,804	$2,233,892	$31,421,105	$458,995	$1,795,802	$788,780	$1,940,261	$38,290

The accompanying notes are an integral part of these financial statements.

	OPPENHEIMER VARIABLE ACCOUNT FUNDS
	CONSERVATIVE BALANCED	GLOBAL	GLOBAL MULTI- ALTERNATIVES	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET®
Investment income:
Income dividends from investments in portfolio shares	$2,174	$96,831	$4,470	$40,332	$184,482	$26,441
Expenses:
Mortality and expense risk fees	—	59	13	6	—	10
Net investment income (expense)	2,174	96,772	4,457	40,326	184,482	26,431
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	7	672,320	(62)	65,898	562,637	271,864
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	43,368
Net realized gain (loss) on investments in portfolio shares	7	672,320	(62)	65,898	562,637	315,232
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,609	2,892,846	(3,639)	16,672	2,956,411	384,673
Net increase (decrease) in net assets from operations	$10,790	$3,661,938	$756	$122,896	$3,703,530	$726,336

	OPPENHEIMER VARIABLE ACCOUNT FUNDS
	CONSERVATIVE BALANCED	GLOBAL	GLOBAL MULTI- ALTERNATIVES	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET®
Changes from operations:
Net investment income (expense)	$2,174	$96,772	$4,457	$40,326	$184,482	$26,431
Net realized gain (loss) on investments in portfolio shares	7	672,320	(62)	65,898	562,637	315,232
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,609	2,892,846	(3,639)	16,672	2,956,411	384,673
Net increase (decrease) in net assets from operations	10,790	3,661,938	756	122,896	3,703,530	726,336
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	898,629	15,887	112,180	204,206	26,787
Contract redemptions	(41)	(730,528)	(26,081)	(537,865)	(423,215)	(162,546)
Net transfers	—	1,568,659	302,287	750,553	2,528,111	5,128,526
Net increase (decrease) in net assets from contract owners' transactions	(41)	1,736,760	292,093	324,868	2,309,102	4,992,767
Net increase (decrease) in net assets	10,749	5,398,698	292,849	447,764	6,012,632	5,719,103
Net assets, beginning of period	120,611	9,550,336	455,617	1,851,432	12,847,801	3,049,339
Net assets, end of period	$131,360	$14,949,034	$748,466	$2,299,196	$18,860,433	$8,768,442

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	OPPENHEIMER VARIABLE ACCOUNT FUNDS (continued)	PIMCO VARIABLE INSURANCE TRUST
	TOTAL RETURN BOND (v)*	ALL ASSET	ALL ASSET ALL AUTHORITY ADMIN	ALL ASSET ALL AUTHORITY INSTITUTIONAL	COMMODITY- REALRETURN STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$56,555	$576,941	$220,004	$28,427	$1,155,313
Expenses:
Mortality and expense risk fees	—	3	54	—	—
Net investment income (expense)	56,555	576,938	219,950	28,427	1,155,313
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(30,389)	(194,698)	52,125	(44,920)	(97,899)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(30,389)	(194,698)	52,125	(44,920)	(97,899)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	82,127	1,067,966	100,717	89,387	(789,834)
Net increase (decrease) in net assets from operations	$108,293	$1,450,206	$372,792	$72,894	$267,580

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	OPPENHEIMER VARIABLE ACCOUNT FUNDS (continued)	PIMCO VARIABLE INSURANCE TRUST
	TOTAL RETURN BOND (v)*	ALL ASSET	ALL ASSET ALL AUTHORITY ADMIN	ALL ASSET ALL AUTHORITY INSTITUTIONAL	COMMODITY- REALRETURN STRATEGY
Changes from operations:
Net investment income (expense)	$56,555	$576,938	$219,950	$28,427	$1,155,313
Net realized gain (loss) on investments in portfolio shares	(30,389)	(194,698)	52,125	(44,920)	(97,899)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	82,127	1,067,966	100,717	89,387	(789,834)
Net increase (decrease) in net assets from operations	108,293	1,450,206	372,792	72,894	267,580
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	649,295	27,197	326,217	—	432,762
Contract redemptions	(129,861)	(734,614)	(194,231)	(241)	(542,229)
Net transfers	683,232	619,231	2,294,616	(327,080)	730,984
Net increase (decrease) in net assets from contract owners' transactions	1,202,666	(88,186)	2,426,602	(327,321)	621,517
Net increase (decrease) in net assets	1,310,959	1,362,020	2,799,394	(254,427)	889,097
Net assets, beginning of period	1,729,707	10,532,663	1,966,848	793,777	10,844,835
Net assets, end of period	$3,040,666	$11,894,683	$4,766,242	$539,350	$11,733,932

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	PIMCO VARIABLE INSURANCE TRUST (continued)
	EMERGING MARKETS BOND	FOREIGN BOND UNHEDGED	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED	GLOBAL CORE BOND HEDGED (w)*	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET	HIGH YIELD	INCOME
Investment income:
Income dividends from investments in portfolio shares	$1,302,136	$87,519	$1,697,807	$45,811	$4,235	$290	$21,913	$1,847,401	$1,382,351
Expenses:
Mortality and expense risk fees	40	—	86	—	3	—	—	69	260
Net investment income (expense)	1,302,096	87,519	1,697,721	45,811	4,232	290	21,913	1,847,332	1,382,091
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	367,365	189,332	148,759	14,509	668	(2)	(7,682)	868,661	492,998
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	367,365	189,332	148,759	14,509	668	(2)	(7,682)	868,661	492,998
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	601,334	216,342	(1,085,528)	106,475	7,100	1,234	116,307	(341,636)	1,760,180
Net increase (decrease) in net assets from operations	$2,270,795	$493,193	$760,952	$166,795	$12,000	$1,522	$130,538	$2,374,357	$3,635,269

	PIMCO VARIABLE INSURANCE TRUST (continued)
	EMERGING MARKETS BOND	FOREIGN BOND UNHEDGED	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED	GLOBAL CORE BOND HEDGED (w)*	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET	HIGH YIELD	INCOME
Changes from operations:
Net investment income (expense)	$1,302,096	$87,519	$1,697,721	$45,811	$4,232	$290	$21,913	$1,847,332	$1,382,091
Net realized gain (loss) on investments in portfolio shares	367,365	189,332	148,759	14,509	668	(2)	(7,682)	868,661	492,998
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	601,334	216,342	(1,085,528)	106,475	7,100	1,234	116,307	(341,636)	1,760,180
Net increase (decrease) in net assets from operations	2,270,795	493,193	760,952	166,795	12,000	1,522	130,538	2,374,357	3,635,269
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	539,069	74,937	303,289	81,392	33,256	—	12,417	1,008,774	1,362,269
Contract redemptions	(1,527,598)	(265,607)	(1,150,303)	(152,693)	(6,937)	(83)	(174,553)	(3,006,707)	(2,023,065)
Net transfers	3,866,618	190,998	13,840,018	234,118	51,067	—	229,396	(2,966,841)	59,323,826
Net increase (decrease) in net assets from contract owners' transactions	2,878,089	328	12,993,004	162,817	77,386	(83)	67,260	(4,964,774)	58,663,030
Net increase (decrease) in net assets	5,148,884	493,521	13,753,956	329,612	89,386	1,439	197,798	(2,590,417)	62,298,299
Net assets, beginning of period	18,251,871	4,570,864	22,876,391	2,182,108	257,722	9,066	894,048	32,404,374	17,627,132
Net assets, end of period	$23,400,755	$5,064,385	$36,630,347	$2,511,720	$347,108	$10,505	$1,091,846	$29,813,957	$79,925,431

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND
Investment income:
Income dividends from investments in portfolio shares	$117,130	$406,111	$540,616	$416,522	$2,214,850	$197,551
Expenses:
Mortality and expense risk fees	215	49	343	534	66	—
Net investment income (expense)	116,915	406,062	540,273	415,988	2,214,784	197,551
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(373,215)	(402,651)	(198,364)	140,953	(688,198)	(8,864)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(373,215)	(402,651)	(198,364)	140,953	(688,198)	(8,864)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	658,975	403,642	466,485	7,363	3,585,662	359,971
Net increase (decrease) in net assets from operations	$402,675	$407,053	$808,394	$564,304	$5,112,248	$548,658

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND
Changes from operations:
Net investment income (expense)	$116,915	$406,062	$540,273	$415,988	$2,214,784	$197,551
Net realized gain (loss) on investments in portfolio shares	(373,215)	(402,651)	(198,364)	140,953	(688,198)	(8,864)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	658,975	403,642	466,485	7,363	3,585,662	359,971
Net increase (decrease) in net assets from operations	402,675	407,053	808,394	564,304	5,112,248	548,658
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	255,267	449,028	399,025	359,513	1,813,979	144,713
Contract redemptions	(264,043)	(1,806,208)	(1,013,842)	(1,331,480)	(6,026,310)	(605,530)
Net transfers	1,628,352	(1,346,142)	6,771,750	5,564,845	14,291,585	1,512,942
Net increase (decrease) in net assets from contract owners' transactions	1,619,576	(2,703,322)	6,156,933	4,592,878	10,079,254	1,052,125
Net increase (decrease) in net assets	2,022,251	(2,296,269)	6,965,327	5,157,182	15,191,502	1,600,783
Net assets, beginning of period	4,223,341	32,443,129	19,740,016	19,446,295	99,906,993	10,214,068
Net assets, end of period	$6,245,592	$30,146,860	$26,705,343	$24,603,477	$115,098,495	$11,814,851

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP
	ACCESS VP HIGH YIELD	ASIA 30	BANKS	BASIC MATERIALS	BEAR	BIOTECHNOLOGY	BULL	CONSUMER GOODS
Investment income:
Income dividends from investments in portfolio shares	$54,942	$—	$5,854	$7,324	$—	$—	$—	$12,363
Expenses:
Mortality and expense risk fees	1	—	9	—	—	4	1	—
Net investment income (expense)	54,941	—	5,845	7,324	—	(4)	(1)	12,363
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(184,380)	162,918	253,106	223,919	(109,439)	224,649	1,778,821	57,781
Net realized short-term capital gain distributions from investments in portfolio shares	176,807	—	—	—	—	—	138,857	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	50,137	—	—	—	—	343,472	14,416
Net realized gain (loss) on investments in portfolio shares	(7,573)	213,055	253,106	223,919	(109,439)	224,649	2,261,150	72,197
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(8,615)	68,514	(76,470)	20,932	(31,577)	13,002	509,213	193,146
Net increase (decrease) in net assets from operations	$38,753	$281,569	$182,481	$252,175	$(141,016)	$237,647	$2,770,362	$277,706

	PROFUNDS VP
	ACCESS VP HIGH YIELD	ASIA 30	BANKS	BASIC MATERIALS	BEAR	BIOTECHNOLOGY	BULL	CONSUMER GOODS
Changes from operations:
Net investment income (expense)	$54,941	$—	$5,845	$7,324	$—	$(4)	$(1)	$12,363
Net realized gain (loss) on investments in portfolio shares	(7,573)	213,055	253,106	223,919	(109,439)	224,649	2,261,150	72,197
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(8,615)	68,514	(76,470)	20,932	(31,577)	13,002	509,213	193,146
Net increase (decrease) in net assets from operations	38,753	281,569	182,481	252,175	(141,016)	237,647	2,770,362	277,706
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	14,644	24,845	42,315	85,216	144	55,765	92,553	29,270
Contract redemptions	(195,729)	(102,753)	(211,243)	(92,629)	(21,203)	(191,794)	(1,012,971)	(138,574)
Net transfers	(129,812)	1,033,421	1,729,972	881,689	304,985	925,137	6,843,464	4,017,130
Net increase (decrease) in net assets from contract owners' transactions	(310,897)	955,513	1,561,044	874,276	283,926	789,108	5,923,046	3,907,826
Net increase (decrease) in net assets	(272,144)	1,237,082	1,743,525	1,126,451	142,910	1,026,755	8,693,408	4,185,532
Net assets, beginning of period	1,072,082	647,400	1,729,746	1,205,197	592,578	948,319	12,166,028	1,199,298
Net assets, end of period	$799,938	$1,884,482	$3,473,271	$2,331,648	$735,488	$1,975,074	$20,859,436	$5,384,830

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30	FALLING U.S. DOLLAR	FINANCIALS
Investment income:
Income dividends from investments in portfolio shares	$—	$1,794	$130,927	$—	$25,980
Expenses:
Mortality and expense risk fees	9	7	1	—	7
Net investment income (expense)	(9)	1,787	130,926	—	25,973
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	186,788	683,443	444,753	(5,605)	670,464
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	186,788	683,443	444,753	(5,605)	670,464
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	70,175	8,807	113,206	1,956	232,154
Net increase (decrease) in net assets from operations	$256,954	$694,037	$688,885	$(3,649)	$928,591

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30	FALLING U.S. DOLLAR	FINANCIALS
Changes from operations:
Net investment income (expense)	$(9)	$1,787	$130,926	$—	$25,973
Net realized gain (loss) on investments in portfolio shares	186,788	683,443	444,753	(5,605)	670,464
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	70,175	8,807	113,206	1,956	232,154
Net increase (decrease) in net assets from operations	256,954	694,037	688,885	(3,649)	928,591
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	121,324	149,717	152,124	—	109,147
Contract redemptions	(203,145)	(299,371)	(314,938)	(8,338)	(412,084)
Net transfers	1,265,827	2,031,547	4,552,256	28,882	2,056,800
Net increase (decrease) in net assets from contract owners' transactions	1,184,006	1,881,893	4,389,442	20,544	1,753,863
Net increase (decrease) in net assets	1,440,960	2,575,930	5,078,327	16,895	2,682,454
Net assets, beginning of period	1,364,187	985,538	845,320	50,474	5,081,070
Net assets, end of period	$2,805,147	$3,561,468	$5,923,647	$67,369	$7,763,524

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	GOVERNMENT MONEY MARKET	HEALTH CARE	INDUSTRIALS	INTERNATIONAL	INTERNET	JAPAN	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP
Investment income:
Income dividends from investments in portfolio shares	$7,907	$—	$14,228	$—	$—	$—	$—	$3,781	$—
Expenses:
Mortality and expense risk fees	43	—	17	—	8	1	2	—	—
Net investment income (expense)	7,864	—	14,211	—	(8)	(1)	(2)	3,781	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	81,252	463,636	177,296	466,642	300,692	800,465	94,802	1,341,335
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	497	—	1,635,790
Net realized long-term capital gain distributions from investments in portfolio shares	—	182,448	—	—	—	—	266,908	—	197,870
Net realized gain (loss) on investments in portfolio shares	—	263,700	463,636	177,296	466,642	300,692	1,067,870	94,802	3,174,995
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	54,561	948,546	14,318	43,100	89,564	276,347	(15,379)	(1,372,900)
Net increase (decrease) in net assets from operations	$7,864	$318,261	$1,426,393	$191,614	$509,734	$390,255	$1,344,215	$83,204	$1,802,095

	PROFUNDS VP (continued)
	GOVERNMENT MONEY MARKET	HEALTH CARE	INDUSTRIALS	INTERNATIONAL	INTERNET	JAPAN	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP
Changes from operations:
Net investment income (expense)	$7,864	$—	$14,211	$—	$(8)	$(1)	$(2)	$3,781	$—
Net realized gain (loss) on investments in portfolio shares	—	263,700	463,636	177,296	466,642	300,692	1,067,870	94,802	3,174,995
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	54,561	948,546	14,318	43,100	89,564	276,347	(15,379)	(1,372,900)
Net increase (decrease) in net assets from operations	7,864	318,261	1,426,393	191,614	509,734	390,255	1,344,215	83,204	1,802,095
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	35,006,216	65,398	167,481	157,051	194,810	71,480	185,789	—	105,671
Contract redemptions	(11,129,544)	(166,506)	(239,775)	(88,984)	(158,694)	(100,081)	(466,608)	(249,140)	(2,306,612)
Net transfers	(18,032,181)	1,401,540	998,379	552,066	665,730	(20,899)	2,260,641	(2,092,955)	(1,064,184)
Net increase (decrease) in net assets from contract owners' transactions	5,844,491	1,300,432	926,085	620,133	701,846	(49,500)	1,979,822	(2,342,095)	(3,265,125)
Net increase (decrease) in net assets	5,852,355	1,618,693	2,352,478	811,747	1,211,580	340,755	3,324,037	(2,258,891)	(1,463,030)
Net assets, beginning of period	31,899,747	1,437,520	7,613,311	207,703	1,279,155	2,264,953	4,160,444	3,525,421	28,997,624
Net assets, end of period	$37,752,102	$3,056,213	$9,965,789	$1,019,450	$2,490,735	$2,605,708	$7,484,481	$1,266,530	$27,534,594

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	MID-CAP GROWTH	MID-CAP VALUE	NASDAQ-100	OIL & GAS	PHARMA- CEUTICALS
Investment income:
Income dividends from investments in portfolio shares	$—	$2,489	$—	$20,881	$15,006
Expenses:
Mortality and expense risk fees	—	—	38	1	—
Net investment income (expense)	—	2,489	(38)	20,880	15,006
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	23,852	371,645	2,067,409	(323,197)	22,435
Net realized short-term capital gain distributions from investments in portfolio shares	—	20,972	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	99,052	28,305	48,642	—	6,688
Net realized gain (loss) on investments in portfolio shares	122,904	420,922	2,116,051	(323,197)	29,123
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	16,309	(258,036)	391,713	(169,234)	(1,814)
Net increase (decrease) in net assets from operations	$139,213	$165,375	$2,507,726	$(471,551)	$42,315

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	MID-CAP GROWTH	MID-CAP VALUE	NASDAQ-100	OIL & GAS	PHARMA- CEUTICALS
Changes from operations:
Net investment income (expense)	$—	$2,489	$(38)	$20,880	$15,006
Net realized gain (loss) on investments in portfolio shares	122,904	420,922	2,116,051	(323,197)	29,123
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	16,309	(258,036)	391,713	(169,234)	(1,814)
Net increase (decrease) in net assets from operations	139,213	165,375	2,507,726	(471,551)	42,315
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	8,880	27,800	519,279	10,324	31,406
Contract redemptions	(58,242)	(244,015)	(710,051)	(201,975)	(106,996)
Net transfers	399,004	(4,452,572)	(1,607,040)	(1,963,219)	293,552
Net increase (decrease) in net assets from contract owners' transactions	349,642	(4,668,787)	(1,797,812)	(2,154,870)	217,962
Net increase (decrease) in net assets	488,855	(4,503,412)	709,914	(2,626,421)	260,277
Net assets, beginning of period	509,878	5,082,153	12,173,895	4,651,075	486,959
Net assets, end of period	$998,733	$578,741	$12,883,809	$2,024,654	$747,236

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	PRECIOUS METALS	REAL ESTATE	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR	SHORT EMERGING MARKETS	SHORT INTERNATIONAL	SHORT MID-CAP	SHORT NASDAQ-100	SHORT SMALL-CAP
Investment income:
Income dividends from investments in portfolio shares	$—	$6,729	$—	$2,727	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	6	—	—	—	—	—
Net investment income (expense)	—	6,729	—	2,721	—	—	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	28,637	(7,329)	(161,988)	553,933	(49,751)	(3,467)	(49,123)	(102,490)	(63,315)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	3,472	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	28,358	—	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	28,637	21,029	(161,988)	553,933	(49,751)	(3,467)	(45,651)	(102,490)	(63,315)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,611	(15,124)	24,581	(47,509)	(5,173)	(67)	(365)	(4,797)	(519)
Net increase (decrease) in net assets from operations	$41,248	$12,634	$(137,407)	$509,145	$(54,924)	$(3,534)	$(46,016)	$(107,287)	$(63,834)

	PROFUNDS VP (continued)
	PRECIOUS METALS	REAL ESTATE	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR	SHORT EMERGING MARKETS	SHORT INTERNATIONAL	SHORT MID-CAP	SHORT NASDAQ-100	SHORT SMALL-CAP
Changes from operations:
Net investment income (expense)	$—	$6,729	$—	$2,721	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	28,637	21,029	(161,988)	553,933	(49,751)	(3,467)	(45,651)	(102,490)	(63,315)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,611	(15,124)	24,581	(47,509)	(5,173)	(67)	(365)	(4,797)	(519)
Net increase (decrease) in net assets from operations	41,248	12,634	(137,407)	509,145	(54,924)	(3,534)	(46,016)	(107,287)	(63,834)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	10,012	14,194	9,116	91,239	—	—	—	—	—
Contract redemptions	(82,121)	(72,322)	(133,213)	(155,002)	(10,339)	(13,192)	(136)	(49,320)	(23,363)
Net transfers	12,275	206,466	(697,716)	161,781	(80,027)	59,320	81,593	72,823	39,959
Net increase (decrease) in net assets from contract owners' transactions	(59,834)	148,338	(821,813)	98,018	(90,366)	46,128	81,457	23,503	16,596
Net increase (decrease) in net assets	(18,586)	160,972	(959,220)	607,163	(145,290)	42,594	35,441	(83,784)	(47,238)
Net assets, beginning of period	926,297	475,323	1,584,067	1,009,010	307,362	12,978	2,406	150,461	117,584
Net assets, end of period	$907,711	$636,295	$624,847	$1,616,173	$162,072	$55,572	$37,847	$66,677	$70,346

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE	TECHNOLOGY	TELECOM- MUNICATIONS
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$778	$1,311	$19,694
Expenses:
Mortality and expense risk fees	—	8	—	—	—
Net investment income (expense)	—	(8)	778	1,311	19,694
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,027,063	140,085	398,252	789,618	(75,996)
Net realized short-term capital gain distributions from investments in portfolio shares	701,948	8,916	—	—	24,187
Net realized long-term capital gain distributions from investments in portfolio shares	181,234	279,748	36,375	—	—
Net realized gain (loss) on investments in portfolio shares	1,910,245	428,749	434,627	789,618	(51,809)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,214,067)	(199,063)	(297,135)	(22,140)	(181)
Net increase (decrease) in net assets from operations	$696,178	$229,678	$138,270	$768,789	$(32,296)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE	TECHNOLOGY	TELECOM- MUNICATIONS
Changes from operations:
Net investment income (expense)	$—	$(8)	$778	$1,311	$19,694
Net realized gain (loss) on investments in portfolio shares	1,910,245	428,749	434,627	789,618	(51,809)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,214,067)	(199,063)	(297,135)	(22,140)	(181)
Net increase (decrease) in net assets from operations	696,178	229,678	138,270	768,789	(32,296)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	18,171	23,919	44,561	122,506	20,079
Contract redemptions	(515,558)	(238,825)	(488,900)	(279,463)	(33,302)
Net transfers	(2,405,456)	(1,361,359)	(7,994,366)	873,016	(44,339)
Net increase (decrease) in net assets from contract owners' transactions	(2,902,843)	(1,576,265)	(8,438,705)	716,059	(57,562)
Net increase (decrease) in net assets	(2,206,665)	(1,346,587)	(8,300,435)	1,484,848	(89,858)
Net assets, beginning of period	9,268,217	3,425,012	11,339,098	1,447,768	791,492
Net assets, end of period	$7,061,552	$2,078,425	$3,038,663	$2,932,616	$701,634

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)							PUTNAM VARIABLE TRUST
	U.S. GOVERNMENT PLUS	ULTRABULL	ULTRAMID- CAP	ULTRA- NASDAQ-100	ULTRASHORT NASDAQ-100	ULTRA- SMALL-CAP	UTILITIES	ABSOLUTE RETURN 500	AMERICAN GOVERNMENT INCOME
Investment income:
Income dividends from investments in portfolio shares	$14,403	$—	$—	$—	$—	$—	$51,794	$—	$26,774
Expenses:
Mortality and expense risk fees	—	20	2	24	14	1	1	—	—
Net investment income (expense)	14,403	(20)	(2)	(24)	(14)	(1)	51,793	—	26,774
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	399,962	220,789	399,452	5,656,698	(140,293)	407,520	207,859	28,902	(7,055)
Net realized short-term capital gain distributions from investments in portfolio shares	—	513,679	183,960	592,172	—	179,016	16,689	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	16,074	41,549	113,396	—	69,000	68,164	—	—
Net realized gain (loss) on investments in portfolio shares	399,962	750,542	624,961	6,362,266	(140,293)	655,536	292,712	28,902	(7,055)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(43,617)	39,640	(60,993)	415,464	(7,115)	6	(107,394)	67,417	5,764
Net increase (decrease) in net assets from operations	$370,748	$790,162	$563,966	$6,777,706	$(147,422)	$655,541	$237,111	$96,319	$25,483

	PROFUNDS VP (continued)							PUTNAM VARIABLE TRUST
	U.S. GOVERNMENT PLUS	ULTRABULL	ULTRAMID- CAP	ULTRA- NASDAQ-100	ULTRASHORT NASDAQ-100	ULTRA- SMALL-CAP	UTILITIES	ABSOLUTE RETURN 500	AMERICAN GOVERNMENT INCOME
Changes from operations:
Net investment income (expense)	$14,403	$(20)	$(2)	$(24)	$(14)	$(1)	$51,793	$—	$26,774
Net realized gain (loss) on investments in portfolio shares	399,962	750,542	624,961	6,362,266	(140,293)	655,536	292,712	28,902	(7,055)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(43,617)	39,640	(60,993)	415,464	(7,115)	6	(107,394)	67,417	5,764
Net increase (decrease) in net assets from operations	370,748	790,162	563,966	6,777,706	(147,422)	655,541	237,111	96,319	25,483
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	43,780	52,626	49,632	21,091	5,669	46,059	26,355	31,684	25,019
Contract redemptions	(489,042)	(166,482)	(171,735)	(277,949)	(5,579)	(338,632)	(300,180)	(67,284)	(83,606)
Net transfers	(618,990)	(303,332)	(478,281)	15,319,418	(247,767)	4,959,003	6,771	405,986	1,060,698
Net increase (decrease) in net assets from contract owners' transactions	(1,064,252)	(417,188)	(600,384)	15,062,560	(247,677)	4,666,430	(267,054)	370,386	1,002,111
Net increase (decrease) in net assets	(693,504)	372,974	(36,418)	21,840,266	(395,099)	5,321,971	(29,943)	466,705	1,027,594
Net assets, beginning of period	2,858,082	2,611,370	2,081,371	14,596,879	492,212	1,697,739	2,325,295	1,356,553	1,114,270
Net assets, end of period	$2,164,578	$2,984,344	$2,044,953	$36,437,145	$97,113	$7,019,710	$2,295,352	$1,823,258	$2,141,864

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PUTNAM VARIABLE TRUST (continued)				REDWOOD INVESTMENT MANAGEMENT	REDWOOD INVESTMENT MANAGEMENT (continued)	ROYCE CAPITAL FUND
	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	VIT MANAGED VOLATILITY CLASS I	VIT MANAGED VOLATILITY CLASS N	MICRO-CAP	SMALL-CAP
Investment income:
Income dividends from investments in portfolio shares	$209,670	$123,349	$172,501	$471,744	$761,534	$603,946	$17,704	$86,558
Expenses:
Mortality and expense risk fees	—	9	2	519	—	7	328	378
Net investment income (expense)	209,670	123,340	172,499	471,225	761,534	603,939	17,376	86,180
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(50,128)	536,684	483,741	(243,935)	212,617	294,733	138,438	(1,558,584)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	218,480	—	—	—	—	277,381	—
Net realized gain (loss) on investments in portfolio shares	(50,128)	755,164	483,741	(243,935)	212,617	294,733	415,819	(1,558,584)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	58,031	597,606	(136,642)	321,788	(56,913)	(314,914)	(307,209)	1,866,410
Net increase (decrease) in net assets from operations	$217,573	$1,476,110	$519,598	$549,078	$917,238	$583,758	$125,986	$394,006

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	PUTNAM VARIABLE TRUST (continued)				REDWOOD INVESTMENT MANAGEMENT	REDWOOD INVESTMENT MANAGEMENT (continued)	ROYCE CAPITAL FUND
	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	VIT MANAGED VOLATILITY CLASS I	VIT MANAGED VOLATILITY CLASS N	MICRO-CAP	SMALL-CAP
Changes from operations:
Net investment income (expense)	$209,670	$123,340	$172,499	$471,225	$761,534	$603,939	$17,376	$86,180
Net realized gain (loss) on investments in portfolio shares	(50,128)	755,164	483,741	(243,935)	212,617	294,733	415,819	(1,558,584)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	58,031	597,606	(136,642)	321,788	(56,913)	(314,914)	(307,209)	1,866,410
Net increase (decrease) in net assets from operations	217,573	1,476,110	519,598	549,078	917,238	583,758	125,986	394,006
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	118,867	275,990	122,818	126,376	(5)	645,472	39,511	285,052
Contract redemptions	(216,472)	(609,097)	(901,936)	(650,563)	(1,269,210)	(609,453)	(212,336)	(413,222)
Net transfers	2,598,539	4,346,153	(12,443,863)	4,501,623	(727,927)	2,924,719	(1,845,727)	(177,313)
Net increase (decrease) in net assets from contract owners' transactions	2,500,934	4,013,046	(13,222,981)	3,977,436	(1,997,142)	2,960,738	(2,018,552)	(305,483)
Net increase (decrease) in net assets	2,718,507	5,489,156	(12,703,383)	4,526,514	(1,079,904)	3,544,496	(1,892,566)	88,523
Net assets, beginning of period	2,381,276	5,204,741	17,620,737	7,682,994	12,440,793	6,234,255	4,630,902	9,464,176
Net assets, end of period	$5,099,783	$10,693,897	$4,917,354	$12,209,508	$11,360,889	$9,778,751	$2,738,336	$9,552,699

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	RUSSELL INVESTMENT FUNDS
	BALANCED STRATEGY	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	INTERNATIONAL DEVELOPED MARKETS (x)*	MODERATE STRATEGY	STRATEGIC BOND (y)*
Investment income:
Income dividends from investments in portfolio shares	$17,188	$7,778	$24,475	$3,103	$7,623	$3,703
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	17,188	7,778	24,475	3,103	7,623	3,703
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,451	956	(25,306)	3,451	(36)	(4,879)
Net realized short-term capital gain distributions from investments in portfolio shares	3,405	955	—	—	825	—
Net realized long-term capital gain distributions from investments in portfolio shares	30,203	3,537	12,051	4,161	3,263	—
Net realized gain (loss) on investments in portfolio shares	35,059	5,448	(13,255)	7,612	4,052	(4,879)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	30,383	24,604	69,623	16,245	20,412	12,093
Net increase (decrease) in net assets from operations	$82,630	$37,830	$80,843	$26,960	$32,087	$10,917

	RUSSELL INVESTMENT FUNDS
	BALANCED STRATEGY	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	INTERNATIONAL DEVELOPED MARKETS (x)*	MODERATE STRATEGY	STRATEGIC BOND (y)*
Changes from operations:
Net investment income (expense)	$17,188	$7,778	$24,475	$3,103	$7,623	$3,703
Net realized gain (loss) on investments in portfolio shares	35,059	5,448	(13,255)	7,612	4,052	(4,879)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	30,383	24,604	69,623	16,245	20,412	12,093
Net increase (decrease) in net assets from operations	82,630	37,830	80,843	26,960	32,087	10,917
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—	—
Contract redemptions	(124,605)	(2,145)	(923)	(2,316)	(1,307)	(6,363)
Net transfers	(1,590)	(10,333)	(319,605)	(22,448)	—	(77,309)
Net increase (decrease) in net assets from contract owners' transactions	(126,195)	(12,478)	(320,528)	(24,764)	(1,307)	(83,672)
Net increase (decrease) in net assets	(43,565)	25,352	(239,685)	2,196	30,780	(72,755)
Net assets, beginning of period	798,725	224,945	899,013	123,237	325,198	348,319
Net assets, end of period	$755,160	$250,297	$659,328	$125,433	$355,978	$275,564

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	RUSSELL INVESTMENT FUNDS (continued)		SEI INSURANCE PRODUCTS TRUST			SEI INSURANCE PRODUCTS TRUST (continued)
	U.S. SMALL CAP EQUITY (z)*	U.S. STRATEGIC EQUITY (aa)*	BALANCED STRATEGY	CONSERV- ATIVE STRATEGY	DEFENSIVE STRATEGY	MARKET GROWTH STRATEGY	MARKET PLUS STRATEGY	MODERATE STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$38	$2,069	$12,423	$25,935	$12,669	$42,903	$15,434	$40,491
Expenses:
Mortality and expense risk fees	—	—	—	—	—	2	—	—
Net investment income (expense)	38	2,069	12,423	25,935	12,669	42,901	15,434	40,491
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(95)	581	7,020	8,709	7,740	(4,411)	8,175	(2,366)
Net realized short-term capital gain distributions from investments in portfolio shares	455	6,654	—	—	793	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,049	12,924	—	6,200	629	—	—	5,275
Net realized gain (loss) on investments in portfolio shares	1,409	20,159	7,020	14,909	9,162	(4,411)	8,175	2,909
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,658	16,230	49,257	28,023	(4,016)	275,518	134,346	100,287
Net increase (decrease) in net assets from operations	$3,105	$38,458	$68,700	$68,867	$17,815	$314,008	$157,955	$143,687

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	RUSSELL INVESTMENT FUNDS (continued)		SEI INSURANCE PRODUCTS TRUST			SEI INSURANCE PRODUCTS TRUST (continued)
	U.S. SMALL CAP EQUITY (z)*	U.S. STRATEGIC EQUITY (aa)*	BALANCED STRATEGY	CONSERV- ATIVE STRATEGY	DEFENSIVE STRATEGY	MARKET GROWTH STRATEGY	MARKET PLUS STRATEGY	MODERATE STRATEGY
Changes from operations:
Net investment income (expense)	$38	$2,069	$12,423	$25,935	$12,669	$42,901	$15,434	$40,491
Net realized gain (loss) on investments in portfolio shares	1,409	20,159	7,020	14,909	9,162	(4,411)	8,175	2,909
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,658	16,230	49,257	28,023	(4,016)	275,518	134,346	100,287
Net increase (decrease) in net assets from operations	3,105	38,458	68,700	68,867	17,815	314,008	157,955	143,687
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	180,432	—	—	14,362	70,477	484,011
Contract redemptions	(212)	(2,157)	(169,553)	(362,236)	(405,268)	(26,361)	(28,949)	(84,003)
Net transfers	(3,265)	(36,504)	253,229	168,566	479,154	286,267	(15,655)	101,435
Net increase (decrease) in net assets from contract owners' transactions	(3,477)	(38,661)	264,108	(193,670)	73,886	274,268	25,873	501,443
Net increase (decrease) in net assets	(372)	(203)	332,808	(124,803)	91,701	588,276	183,828	645,130
Net assets, beginning of period	23,555	210,337	413,027	1,490,794	954,777	2,045,064	847,694	1,444,477
Net assets, end of period	$23,183	$210,134	$745,835	$1,365,991	$1,046,478	$2,633,340	$1,031,522	$2,089,607

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	T. ROWE PRICE EQUITY SERIES			T. ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST	TIMOTHY PLAN VARIABLE SERIES
	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II	VALUE	CONSERVATIVE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$218,233	$—	$105,394	$18,563	$5,415
Expenses:
Mortality and expense risk fees	29	3	79	15	57	—
Net investment income (expense)	(29)	218,230	(79)	105,379	18,506	5,415
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,191,770	53,211	1,735,593	(13,220)	252,357	3,627
Net realized short-term capital gain distributions from investments in portfolio shares	—	45,632	191,461	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	638,482	1,346,143	592,195	—	—	—
Net realized gain (loss) on investments in portfolio shares	3,830,252	1,444,986	2,519,249	(13,220)	252,357	3,627
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,656,221	439,402	1,334,917	(12,446)	158,366	133,017
Net increase (decrease) in net assets from operations	$12,486,444	$2,102,618	$3,854,087	$79,713	$429,229	$142,059

	T. ROWE PRICE EQUITY SERIES			T. ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST	TIMOTHY PLAN VARIABLE SERIES
	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II	VALUE	CONSERVATIVE GROWTH
Changes from operations:
Net investment income (expense)	$(29)	$218,230	$(79)	$105,379	$18,506	$5,415
Net realized gain (loss) on investments in portfolio shares	3,830,252	1,444,986	2,519,249	(13,220)	252,357	3,627
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,656,221	439,402	1,334,917	(12,446)	158,366	133,017
Net increase (decrease) in net assets from operations	12,486,444	2,102,618	3,854,087	79,713	429,229	142,059
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,148,994	327,742	269,588	178,303	13,151	26,971
Contract redemptions	(2,499,560)	(585,707)	(1,738,805)	(933,575)	(67,738)	(252,397)
Net transfers	9,122,780	(2,247,671)	717,900	(1,751,210)	(2,494,408)	(947,042)
Net increase (decrease) in net assets from contract owners' transactions	7,772,214	(2,505,636)	(751,317)	(2,506,482)	(2,548,995)	(1,172,468)
Net increase (decrease) in net assets	20,258,658	(403,018)	3,102,770	(2,426,769)	(2,119,766)	(1,030,409)
Net assets, beginning of period	33,302,759	15,197,378	15,094,347	9,338,212	4,445,002	2,265,006
Net assets, end of period	$53,561,417	$14,794,360	$18,197,117	$6,911,443	$2,325,236	$1,234,597

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	TIMOTHY PLAN VARIABLE SERIES (continued)	TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIP TRUST			VANECK VIP TRUST (continued)
	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND
Investment income:
Income dividends from investments in portfolio shares	$8,693	$139,766	$80,313	$199,442	$—	$21,179
Expenses:
Mortality and expense risk fees	—	—	1,509	—	42	8
Net investment income (expense)	8,693	139,766	78,804	199,442	(42)	21,171
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(15,703)	55,675	1,506,217	(1,231,664)	(2,332)	120,224
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(15,703)	55,675	1,506,217	(1,231,664)	(2,332)	120,224
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	273,356	(266,909)	7,904,503	1,230,517	(52,392)	(16,053)
Net increase (decrease) in net assets from operations	$266,346	$(71,468)	$9,489,524	$198,295	$(54,766)	$125,342

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	TIMOTHY PLAN VARIABLE SERIES (continued)	TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIP TRUST			VANECK VIP TRUST (continued)
	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND
Changes from operations:
Net investment income (expense)	$8,693	$139,766	$78,804	$199,442	$(42)	$21,171
Net realized gain (loss) on investments in portfolio shares	(15,703)	55,675	1,506,217	(1,231,664)	(2,332)	120,224
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	273,356	(266,909)	7,904,503	1,230,517	(52,392)	(16,053)
Net increase (decrease) in net assets from operations	266,346	(71,468)	9,489,524	198,295	(54,766)	125,342
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	51,961	127,301	294,545	261,333	7,223	20,395
Contract redemptions	(500,636)	(522,439)	(1,196,151)	(1,057,112)	(249,713)	(126,751)
Net transfers	25,463	702,309	8,634,208	658,459	(1,445,344)	568,339
Net increase (decrease) in net assets from contract owners' transactions	(423,212)	307,171	7,732,602	(137,320)	(1,687,834)	461,983
Net increase (decrease) in net assets	(156,866)	235,703	17,222,126	60,975	(1,742,600)	587,325
Net assets, beginning of period	2,387,178	6,687,420	15,147,545	3,769,052	5,660,597	826,615
Net assets, end of period	$2,230,312	$6,923,123	$32,369,671	$3,830,027	$3,917,997	$1,413,940

The accompanying notes are an integral part of these financial statements.

	VANGUARD VARIABLE INSURANCE FUND
	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL
Investment income:
Income dividends from investments in portfolio shares	$1,453,876	$239,205	$480,150	$1,549,800	$1,565,005	$121,279	$1,630,620	$686,081
Expenses:
Mortality and expense risk fees	158,269	58,875	34,796	111,450	250,890	66,261	85,954	179,085
Net investment income (expense)	1,295,607	180,330	445,354	1,438,350	1,314,115	55,018	1,544,666	506,996
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(95,326)	713,047	(192,436)	688,945	1,686,554	(132,691)	173,872	881,995
Net realized short-term capital gain distributions from investments in portfolio shares	191,799	10,123	218,072	295,871	58,436	2,196	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	2,098,248	515,548	1,383,732	1,655,335	2,614,610	1,433,187	—	419,627
Net realized gain (loss) on investments in portfolio shares	2,194,721	1,238,718	1,409,368	2,640,151	4,359,600	1,302,692	173,872	1,301,622
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6,017,342	4,794,361	113,509	7,434,905	13,839,717	5,535,588	636,619	21,950,915
Net increase (decrease) in net assets from operations	$9,507,670	$6,213,409	$1,968,231	$11,513,406	$19,513,432	$6,893,298	$2,355,157	$23,759,533

	VANGUARD VARIABLE INSURANCE FUND
	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL
Changes from operations:
Net investment income (expense)	$1,295,607	$180,330	$445,354	$1,438,350	$1,314,115	$55,018	$1,544,666	$506,996
Net realized gain (loss) on investments in portfolio shares	2,194,721	1,238,718	1,409,368	2,640,151	4,359,600	1,302,692	173,872	1,301,622
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6,017,342	4,794,361	113,509	7,434,905	13,839,717	5,535,588	636,619	21,950,915
Net increase (decrease) in net assets from operations	9,507,670	6,213,409	1,968,231	11,513,406	19,513,432	6,893,298	2,355,157	23,759,533
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,832,837	1,185,347	785,924	1,758,228	4,167,534	1,459,499	1,071,914	4,459,837
Contract redemptions	(3,840,111)	(1,423,656)	(674,935)	(1,810,463)	(4,426,598)	(890,548)	(3,519,548)	(3,800,251)
Net transfers	27,314,028	11,581,322	(1,678,715)	10,972,614	36,062,288	7,786,963	11,630,473	32,705,176
Net increase (decrease) in net assets from contract owners' transactions	25,306,754	11,343,013	(1,567,726)	10,920,379	35,803,224	8,355,914	9,182,839	33,364,762
Net increase (decrease) in net assets	34,814,424	17,556,422	400,505	22,433,785	55,316,656	15,249,212	11,537,996	57,124,295
Net assets, beginning of period	51,454,279	16,260,304	15,647,620	57,979,325	73,598,179	19,100,391	29,153,444	44,511,840
Net assets, end of period	$86,268,703	$33,816,726	$16,048,125	$80,413,110	$128,914,835	$34,349,603	$40,691,440	$101,636,135

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	VANGUARD VARIABLE INSURANCE FUND (continued)					VANGUARD VARIABLE INSURANCE FUNDS (continued)
	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX
Investment income:
Income dividends from investments in portfolio shares	$487,530	$1,308,104	$2,293,702	$109,650	$3,248,795	$2,038,564
Expenses:
Mortality and expense risk fees	107,931	111,486	263,680	58,202	347,063	264,539
Net investment income (expense)	379,599	1,196,618	2,030,022	51,448	2,901,732	1,774,025
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	165,168	41,291	56,956	(50,239)	(26,138)	1,308,205
Net realized short-term capital gain distributions from investments in portfolio shares	30,155	38,542	197,845	513,971	72,323	10,791
Net realized long-term capital gain distributions from investments in portfolio shares	1,751,858	2,294,242	—	997,320	365,059	5,544,369
Net realized gain (loss) on investments in portfolio shares	1,947,181	2,374,075	254,801	1,461,052	411,244	6,863,365
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,695,645	(1,161,706)	(143,294)	3,802,645	1,270,360	13,485,663
Net increase (decrease) in net assets from operations	$8,022,425	$2,408,987	$2,141,529	$5,315,145	$4,583,336	$22,123,053

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	VANGUARD VARIABLE INSURANCE FUND (continued)					VANGUARD VARIABLE INSURANCE FUNDS (continued)
	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX
Changes from operations:
Net investment income (expense)	$379,599	$1,196,618	$2,030,022	$51,448	$2,901,732	$1,774,025
Net realized gain (loss) on investments in portfolio shares	1,947,181	2,374,075	254,801	1,461,052	411,244	6,863,365
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,695,645	(1,161,706)	(143,294)	3,802,645	1,270,360	13,485,663
Net increase (decrease) in net assets from operations	8,022,425	2,408,987	2,141,529	5,315,145	4,583,336	22,123,053
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,677,283	1,744,572	5,940,312	1,060,898	6,011,576	4,457,375
Contract redemptions	(1,423,806)	(1,802,013)	(6,707,370)	(992,695)	(6,657,801)	(4,424,394)
Net transfers	16,368,509	6,807,734	25,898,423	7,370,324	57,263,066	33,834,083
Net increase (decrease) in net assets from contract owners' transactions	16,621,986	6,750,293	25,131,365	7,438,527	56,616,841	33,867,064
Net increase (decrease) in net assets	24,644,411	9,159,280	27,272,894	12,753,672	61,200,177	55,990,117
Net assets, beginning of period	35,785,450	52,944,023	113,193,466	19,901,418	124,507,553	90,141,247
Net assets, end of period	$60,429,861	$62,103,303	$140,466,360	$32,655,090	$185,707,730	$146,131,364

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	VIRTUS VARIABLE INSURANCE TRUST				WELLS FARGO VT FUNDS		WESTCHESTER CAPITAL MANAGEMENT	WILSHIRE VARIABLE INSURANCE TRUST
	DUFF & PHELPS INTER- NATIONAL (ab)*	DUFF & PHELPS REAL ESTATE SECURITIES (ac)*	NEWFLEET MULTI-SECTOR INTERMEDIATE BOND (ad)*	RAMPART EQUITY TREND (ae)*	DISCOVERY	OPPORTUNITY	MERGER FUND VL	2015 ETF
Investment income:
Income dividends from investments in portfolio shares	$23,261	$66,082	$542,782	$—	$—	$6,491	$—	$1,456
Expenses:
Mortality and expense risk fees	1	4	—	—	1,693	9	2	—
Net investment income (expense)	23,260	66,078	542,782	—	(1,693)	6,482	(2)	1,456
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(70,021)	(273,068)	185,542	24,155	151,093	(21,129)	(101,019)	(27)
Net realized short-term capital gain distributions from investments in portfolio shares	—	34,131	—	—	—	10,937	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	405,966	—	17,337	243,914	67,094	—	4,816
Net realized gain (loss) on investments in portfolio shares	(70,021)	167,029	185,542	41,492	395,007	56,902	(101,019)	4,789
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	250,349	20,926	(92,500)	180,585	748,432	122,585	439,125	(1,034)
Net increase (decrease) in net assets from operations	$203,588	$254,033	$635,824	$222,077	$1,141,746	$185,969	$338,104	$5,211

	VIRTUS VARIABLE INSURANCE TRUST				WELLS FARGO VT FUNDS		WESTCHESTER CAPITAL MANAGEMENT	WILSHIRE VARIABLE INSURANCE TRUST
	DUFF & PHELPS INTER- NATIONAL (ab)*	DUFF & PHELPS REAL ESTATE SECURITIES (ac)*	NEWFLEET MULTI-SECTOR INTERMEDIATE BOND (ad)*	RAMPART EQUITY TREND (ae)*	DISCOVERY	OPPORTUNITY	MERGER FUND VL	2015 ETF
Changes from operations:
Net investment income (expense)	$23,260	$66,078	$542,782	$—	$(1,693)	$6,482	$(2)	$1,456
Net realized gain (loss) on investments in portfolio shares	(70,021)	167,029	185,542	41,492	395,007	56,902	(101,019)	4,789
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	250,349	20,926	(92,500)	180,585	748,432	122,585	439,125	(1,034)
Net increase (decrease) in net assets from operations	203,588	254,033	635,824	222,077	1,141,746	185,969	338,104	5,211
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	82,079	24,800	358,396	14,880	62,408	945	378,323	(1)
Contract redemptions	(46,058)	(266,869)	(591,452)	(282,216)	(294,779)	(4,439)	(1,016,412)	(540)
Net transfers	186,608	338,113	6,096,185	(1,015,752)	738,311	(121,085)	(262,227)	—
Net increase (decrease) in net assets from contract owners' transactions	222,629	96,044	5,863,129	(1,283,088)	505,940	(124,579)	(900,316)	(541)
Net increase (decrease) in net assets	426,217	350,077	6,498,953	(1,061,011)	1,647,686	61,390	(562,212)	4,670
Net assets, beginning of period	1,160,555	4,165,370	7,257,115	1,787,213	3,541,464	975,902	13,868,752	45,483
Net assets, end of period	$1,586,772	$4,515,447	$13,756,068	$726,202	$5,189,150	$1,037,292	$13,306,540	$50,153

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	WILSHIRE VARIABLE INSURANCE TRUST (continued)
	2035 ETF	TOTAL
Investment income:
Income dividends from investments in portfolio shares	$939	$81,048,229
Expenses:
Mortality and expense risk fees	—	3,280,563
Net investment income (expense)	939	77,767,666
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3	86,567,374
Net realized short-term capital gain distributions from investments in portfolio shares	—	14,313,231
Net realized long-term capital gain distributions from investments in portfolio shares	3,534	74,779,130
Net realized gain (loss) on investments in portfolio shares	3,537	175,659,735
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	448	254,710,120
Net increase (decrease) in net assets from operations	$4,924	$508,137,521

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	WILSHIRE VARIABLE INSURANCE TRUST (continued)
	2035 ETF	TOTAL
Changes from operations:
Net investment income (expense)	$939	$77,767,666
Net realized gain (loss) on investments in portfolio shares	3,537	175,659,735
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	448	254,710,120
Net increase (decrease) in net assets from operations	4,924	508,137,521
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1,046,116,156
Contract redemptions	(24)	(348,036,823)
Net transfers	—	85
Net increase (decrease) in net assets from contract owners' transactions	(24)	698,079,418
Net increase (decrease) in net assets	4,900	1,206,216,939
Net assets, beginning of period	28,983	3,701,462,339
Net assets, end of period	$33,883	$4,907,679,278

The accompanying notes are an integral part of these financial statements.

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JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations

For the Year Ended December 31, 2016

	AB VARIABLE PRODUCTS SERIES FUND					AB VARIABLE PRODUCTS SERIES FUND (continued)
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL CAP GROWTH	SMALL-MID CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$2,690	$—	$84,815	$—	$17,664	$—	$25,380
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	2,690	—	84,815	—	17,664	—	25,380
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(93,029)	(9,331)	151,775	(123,933)	(81,302)	(178,789)	(517,471)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	11,838
Net realized long-term capital gain distributions from investments in portfolio shares	104	—	506,646	—	—	322,752	405,456
Net realized gain (loss) on investments in portfolio shares	(92,925)	(9,331)	658,421	(123,933)	(81,302)	143,963	(100,177)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	78,306	(12,206)	183,065	(32,099)	56,603	(101,490)	1,659,623
Net increase (decrease) in net assets from operations	$(11,929)	$(21,537)	$926,301	$(156,032)	$(7,035)	$42,473	$1,584,826

Statements of Changes in Net Assets

For the Year Ended December 31, 2016

	AB VARIABLE PRODUCTS SERIES FUND					AB VARIABLE PRODUCTS SERIES FUND (continued)
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL CAP GROWTH	SMALL-MID CAP VALUE
Changes from operations:
Net investment income (expense)	$2,690	$—	$84,815	$—	$17,664	$—	$25,380
Net realized gain (loss) on investments in portfolio shares	(92,925)	(9,331)	658,421	(123,933)	(81,302)	143,963	(100,177)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	78,306	(12,206)	183,065	(32,099)	56,603	(101,490)	1,659,623
Net increase (decrease) in net assets from operations	(11,929)	(21,537)	926,301	(156,032)	(7,035)	42,473	1,584,826
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	15,348	4,459	218,395	22,508	110,097	4,495	108,651
Contract redemptions	(31,706)	(53,756)	(474,308)	(152,300)	(70,475)	(17,059)	(550,182)
Net transfers	(945,576)	(24,378)	1,564,427	282,077	172,154	(198,787)	3,569,187
Net increase (decrease) in net assets from contract owners' transactions	(961,934)	(73,675)	1,308,514	152,285	211,776	(211,351)	3,127,656
Net increase (decrease) in net assets	(973,863)	(95,212)	2,234,815	(3,747)	204,741	(168,878)	4,712,482
Net assets, beginning of period	1,445,988	397,627	7,939,474	1,298,833	1,446,798	1,037,396	5,635,141
Net assets, end of period	$472,125	$302,415	$10,174,289	$1,295,086	$1,651,539	$868,518	$10,347,623

The accompanying notes are an integral part of these financial statements.

	ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS				ALPS VARIABLE INVESTMENT TRUST
	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	ALPS\ ALERIAN ENERGY INFRA- STRUCTURE	ALPS/ RED ROCKS LISTED PRIVATE EQUITY
Investment income:
Income dividends from investments in portfolio shares	$—	$23,746	$—	$—	$—	$222,173	$3,500
Expenses:
Mortality and expense risk fees	—	666	182	772	163	—	—
Net investment income (expense)	—	23,080	(182)	(772)	(163)	222,173	3,500
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	168,425	(1,619,784)	(305,784)	(82,515)	(1,364)	(1,578,388)	16,209
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	98,430	7,157	—	23,223	—	141
Net realized gain (loss) on investments in portfolio shares	168,425	(1,521,354)	(298,627)	(82,515)	21,859	(1,578,388)	16,350
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(684,060)	1,256,122	200,203	103,380	(11,567)	4,500,353	20,332
Net increase (decrease) in net assets from operations	$(515,635)	$(242,152)	$(98,606)	$20,093	$10,129	$3,144,138	$40,182

	ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS				ALPS VARIABLE INVESTMENT TRUST
	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	ALPS\ ALERIAN ENERGY INFRA- STRUCTURE	ALPS/ RED ROCKS LISTED PRIVATE EQUITY
Changes from operations:
Net investment income (expense)	$—	$23,080	$(182)	$(772)	$(163)	$222,173	$3,500
Net realized gain (loss) on investments in portfolio shares	168,425	(1,521,354)	(298,627)	(82,515)	21,859	(1,578,388)	16,350
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(684,060)	1,256,122	200,203	103,380	(11,567)	4,500,353	20,332
Net increase (decrease) in net assets from operations	(515,635)	(242,152)	(98,606)	20,093	10,129	3,144,138	40,182
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	157,419	115,546	23,071	22,122	—	127,532	5,326
Contract redemptions	(722,915)	(913,061)	(139,465)	(18,443)	(2,757)	(611,416)	(10,616)
Net transfers	4,394,924	(3,477,972)	(74,677)	371,828	2,978	2,641,007	211,316
Net increase (decrease) in net assets from contract owners' transactions	3,829,428	(4,275,487)	(191,071)	375,507	221	2,157,123	206,026
Net increase (decrease) in net assets	3,313,793	(4,517,639)	(289,677)	395,600	10,350	5,301,261	246,208
Net assets, beginning of period	2,162,896	17,013,174	2,272,963	795,480	158,070	6,486,304	240,424
Net assets, end of period	$5,476,689	$12,495,535	$1,983,286	$1,191,080	$168,420	$11,787,565	$486,632

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR ETF ASSET ALLOCATION) (c)*
	AGGRESSIVE GROWTH	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH
Investment income:
Income dividends from investments in portfolio shares	$13,348	$167,109	$58,498	$93,345	$46,443
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	13,348	167,109	58,498	93,345	46,443
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(415)	61,938	(72,231)	47,213	(15,018)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	52,218	482,152	100,729	286,373	142,042
Net realized gain (loss) on investments in portfolio shares	51,803	544,090	28,498	333,586	127,024
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	41,621	23,589	9,445	107,688	(46,169)
Net increase (decrease) in net assets from operations	$106,772	$734,788	$96,441	$534,619	$127,298

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR ETF ASSET ALLOCATION) (c)*
	AGGRESSIVE GROWTH	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH
Changes from operations:
Net investment income (expense)	$13,348	$167,109	$58,498	$93,345	$46,443
Net realized gain (loss) on investments in portfolio shares	51,803	544,090	28,498	333,586	127,024
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	41,621	23,589	9,445	107,688	(46,169)
Net increase (decrease) in net assets from operations	106,772	734,788	96,441	534,619	127,298
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	12,816	279,293	81,050	377,806	926,291
Contract redemptions	(14,257)	(565,668)	(207,642)	(248,684)	(196,520)
Net transfers	535,087	1,129,943	1,581,589	879,010	215,898
Net increase (decrease) in net assets from contract owners' transactions	533,646	843,568	1,454,997	1,008,132	945,669
Net increase (decrease) in net assets	640,418	1,578,356	1,551,438	1,542,751	1,072,967
Net assets, beginning of period	561,695	8,419,866	2,163,551	5,036,938	1,873,023
Net assets, end of period	$1,202,113	$9,998,222	$3,714,989	$6,579,689	$2,945,990

*  See Footnote 6 for details.
The accompanying notes are an integral part of these financial statements.

	AMERICAN CENTURY VARIABLE PORTFOLIOS								AMERICAN FUNDS INSURANCE SERIES
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	ASSET ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$87,058	$172,775	$99,583	$23,529	$99,501	$159,649	$3,316	$152,917	$202,222
Expenses:
Mortality and expense risk fees	—	19	—	62	—	—	—	—	—
Net investment income (expense)	87,058	172,756	99,583	23,467	99,501	159,649	3,316	152,917	202,222
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(184,960)	(198,531)	(27,185)	(135,975)	(57,780)	25,631	(71,328)	83,973	(418,507)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	77,943	—	—	1,754
Net realized long-term capital gain distributions from investments in portfolio shares	219,912	131,873	36,642	—	271,823	386,057	39,302	—	298,131
Net realized gain (loss) on investments in portfolio shares	34,952	(66,658)	9,457	(135,975)	214,043	489,631	(32,026)	83,973	(118,622)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	222,349	820,862	72,128	(55,374)	374,352	1,309,829	128,074	1,231,164	998,248
Net increase (decrease) in net assets from operations	$344,359	$926,960	$181,168	$(167,882)	$687,896	$1,959,109	$99,364	$1,468,054	$1,081,848

	AMERICAN CENTURY VARIABLE PORTFOLIOS								AMERICAN FUNDS INSURANCE SERIES
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	ASSET ALLOCATION
Changes from operations:
Net investment income (expense)	$87,058	$172,756	$99,583	$23,467	$99,501	$159,649	$3,316	$152,917	$202,222
Net realized gain (loss) on investments in portfolio shares	34,952	(66,658)	9,457	(135,975)	214,043	489,631	(32,026)	83,973	(118,622)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	222,349	820,862	72,128	(55,374)	374,352	1,309,829	128,074	1,231,164	998,248
Net increase (decrease) in net assets from operations	344,359	926,960	181,168	(167,882)	687,896	1,959,109	99,364	1,468,054	1,081,848
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	115,953	139,234	316,751	75,999	20,467	47,733	19,059	189,162	920,160
Contract redemptions	(388,103)	(348,603)	(461,180)	(68,499)	(401,301)	(604,204)	(63,899)	(976,563)	(1,722,764)
Net transfers	2,389,422	1,763,401	3,166,255	(607,320)	279,407	(604,345)	884,532	4,578,912	2,700,868
Net increase (decrease) in net assets from contract owners' transactions	2,117,272	1,554,032	3,021,826	(599,820)	(101,427)	(1,160,816)	839,692	3,791,511	1,898,264
Net increase (decrease) in net assets	2,461,631	2,480,992	3,202,994	(767,702)	586,469	798,293	939,056	5,259,565	2,980,112
Net assets, beginning of period	4,884,784	6,317,349	4,830,006	2,700,937	4,293,385	9,169,533	1,777,936	7,376,762	11,988,587
Net assets, end of period	$7,346,415	$8,798,341	$8,033,000	$1,933,235	$4,879,854	$9,967,826	$2,716,992	$12,636,327	$14,968,699

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME
Investment income:
Income dividends from investments in portfolio shares	$180,520	$64,944	$7,400	$70,069	$135,701
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	180,520	64,944	7,400	70,069	135,701
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(78,531)	178,729	1,072	(523,471)	(528,447)
Net realized short-term capital gain distributions from investments in portfolio shares	41,495	10,068	2,161	—	48,160
Net realized long-term capital gain distributions from investments in portfolio shares	360,114	11,186	1,621	906,167	946,509
Net realized gain (loss) on investments in portfolio shares	323,078	199,983	4,854	382,696	466,222
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	478,448	29,583	35,618	572,208	500,831
Net increase (decrease) in net assets from operations	$982,046	$294,510	$47,872	$1,024,973	$1,102,754

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME
Changes from operations:
Net investment income (expense)	$180,520	$64,944	$7,400	$70,069	$135,701
Net realized gain (loss) on investments in portfolio shares	323,078	199,983	4,854	382,696	466,222
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	478,448	29,583	35,618	572,208	500,831
Net increase (decrease) in net assets from operations	982,046	294,510	47,872	1,024,973	1,102,754
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	467,068	108,301	79,121	1,684,013	417,648
Contract redemptions	(749,201)	(669,593)	(85,802)	(737,676)	(299,657)
Net transfers	7,096,158	(3,582,723)	394,653	3,750,964	2,893,403
Net increase (decrease) in net assets from contract owners' transactions	6,814,025	(4,144,015)	387,972	4,697,301	3,011,394
Net increase (decrease) in net assets	7,796,071	(3,849,505)	435,844	5,722,274	4,114,148
Net assets, beginning of period	2,546,210	6,991,942	1,141,477	7,968,267	7,504,450
Net assets, end of period	$10,342,281	$3,142,437	$1,577,321	$13,690,541	$11,618,598

The accompanying notes are an integral part of these financial statements.

	AMERICAN FUNDS INSURANCE SERIES (continued)
	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MANAGED RISK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	NEW WORLD
Investment income:
Income dividends from investments in portfolio shares	$695,113	$135,071	$21,265	$15,518	$485	$446	$323	$45,431	$31,851
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	695,113	135,071	21,265	15,518	485	446	323	45,431	31,851
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	264,710	(127,012)	(15,174)	(13,776)	(3,941)	(25,517)	(2,475)	(47,401)	21,079
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	39,291	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	764,748	48,767	27,115	22,170	2,264	837	2,267	—
Net realized gain (loss) on investments in portfolio shares	264,710	637,736	33,593	13,339	18,229	(23,253)	(1,638)	(5,843)	21,079
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	108,868	(400,027)	78,373	71,677	(13,642)	17,700	(248)	60,173	143,948
Net increase (decrease) in net assets from operations	$1,068,691	$372,780	$133,231	$100,534	$5,072	$(5,107)	$(1,563)	$99,761	$196,878

	AMERICAN FUNDS INSURANCE SERIES (continued)
	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MANAGED RISK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	NEW WORLD
Changes from operations:
Net investment income (expense)	$695,113	$135,071	$21,265	$15,518	$485	$446	$323	$45,431	$31,851
Net realized gain (loss) on investments in portfolio shares	264,710	637,736	33,593	13,339	18,229	(23,253)	(1,638)	(5,843)	21,079
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	108,868	(400,027)	78,373	71,677	(13,642)	17,700	(248)	60,173	143,948
Net increase (decrease) in net assets from operations	1,068,691	372,780	133,231	100,534	5,072	(5,107)	(1,563)	99,761	196,878
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	141,870	223,078	375,843	257,217	—	(22)	—	48,161	343,769
Contract redemptions	(520,808)	(329,970)	(5,817)	(204,528)	(10,724)	11,547	(2,427)	(1,102,908)	(152,240)
Net transfers	6,430,288	4,055,856	236,987	852,964	(88,414)	(199,672)	(16,091)	(2,491,683)	3,721,578
Net increase (decrease) in net assets from contract owners' transactions	6,051,350	3,948,964	607,013	905,653	(99,138)	(188,147)	(18,518)	(3,546,430)	3,913,107
Net increase (decrease) in net assets	7,120,041	4,321,744	740,244	1,006,187	(94,066)	(193,254)	(20,081)	(3,446,669)	4,109,985
Net assets, beginning of period	591,235	7,008,762	1,064,032	328,780	294,987	231,633	53,252	6,150,994	1,184,818
Net assets, end of period	$7,711,276	$11,330,506	$1,804,276	$1,334,967	$200,921	$38,379	$33,171	$2,704,325	$5,294,803

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	BLACKROCK VARIABLE SERIES FUNDS
	CAPITAL APPRECIATION	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	iSHARES ALTERNATIVE STRATEGIES
Investment income:
Income dividends from investments in portfolio shares	$—	$71,294	$227,989	$1,322,169	$30,792
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	71,294	227,989	1,322,169	30,792
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(7,793)	(69,631)	(496,804)	1,655,316	56,328
Net realized short-term capital gain distributions from investments in portfolio shares	—	18,390	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,499	124,212	—	—	—
Net realized gain (loss) on investments in portfolio shares	(6,294)	72,971	(496,804)	1,655,316	56,328
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	3,685	553,664	933,904	481,653	(55,128)
Net increase (decrease) in net assets from operations	$(2,609)	$697,929	$665,089	$3,459,138	$31,992

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	BLACKROCK VARIABLE SERIES FUNDS
	CAPITAL APPRECIATION	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	iSHARES ALTERNATIVE STRATEGIES
Changes from operations:
Net investment income (expense)	$—	$71,294	$227,989	$1,322,169	$30,792
Net realized gain (loss) on investments in portfolio shares	(6,294)	72,971	(496,804)	1,655,316	56,328
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	3,685	553,664	933,904	481,653	(55,128)
Net increase (decrease) in net assets from operations	(2,609)	697,929	665,089	3,459,138	31,992
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	126,806	1,537,241	1,032,053	15,553
Contract redemptions	(1,978)	(529,331)	(903,157)	(1,746,932)	(127,455)
Net transfers	(77,642)	665,502	1,329,010	12,992,917	1,104,713
Net increase (decrease) in net assets from contract owners' transactions	(79,620)	262,977	1,963,094	12,278,038	992,811
Net increase (decrease) in net assets	(82,229)	960,906	2,628,183	15,737,176	1,024,803
Net assets, beginning of period	129,509	4,056,996	15,758,180	10,205,922	167,338
Net assets, end of period	$47,280	$5,017,902	$18,386,363	$25,943,098	$1,192,141

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	BLACKROCK VARIABLE SERIES FUNDS (continued)						CALVERT VARIABLE INSURANCE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST
	iSHARES DYNAMIC FIXED INCOME	ADVANTAGE LARGE CAP CORE (o)*	LARGE CAP FOCUS GROWTH (q)*	ADVANTAGE LARGE CAP VALUE (p)*	TOTAL RETURN	U.S. GOVERNMENT BOND	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$9,520	$7,419	$3,857	$5,933	$175,392	$58,010	$8,970	$334,073	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	9,520	7,419	3,857	5,933	175,392	58,010	8,970	334,073	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5,059	(60,115)	(28,615)	(38,806)	82,686	74,717	188	(118,356)	314,233
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	956	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	55,000	73,675	43,019	—	—	12,264	—	—
Net realized gain (loss) on investments in portfolio shares	5,059	(5,115)	45,060	4,213	82,686	74,717	13,408	(118,356)	314,233
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,313)	51,574	44,777	81,828	(20,854)	(29,355)	15,106	(1,247,159)	126,154
Net increase (decrease) in net assets from operations	$7,266	$53,878	$93,694	$91,974	$237,224	$103,372	$37,484	$(1,031,442)	$440,387

	BLACKROCK VARIABLE SERIES FUNDS (continued)						CALVERT VARIABLE INSURANCE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST
	iSHARES DYNAMIC FIXED INCOME	ADVANTAGE LARGE CAP CORE (o)*	LARGE CAP FOCUS GROWTH (q)*	ADVANTAGE LARGE CAP VALUE (p)*	TOTAL RETURN	U.S. GOVERNMENT BOND	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP VALUE
Changes from operations:
Net investment income (expense)	$9,520	$7,419	$3,857	$5,933	$175,392	$58,010	$8,970	$334,073	$—
Net realized gain (loss) on investments in portfolio shares	5,059	(5,115)	45,060	4,213	82,686	74,717	13,408	(118,356)	314,233
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,313)	51,574	44,777	81,828	(20,854)	(29,355)	15,106	(1,247,159)	126,154
Net increase (decrease) in net assets from operations	7,266	53,878	93,694	91,974	237,224	103,372	37,484	(1,031,442)	440,387
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,036	2,790	2,193	25,000	303,952	191,270	(1)	199,417	50,241
Contract redemptions	(15,938)	(88,938)	(54,509)	(28,115)	(774,891)	(297,203)	(2,734)	(206,848)	(136,523)
Net transfers	254,578	79,032	(137,085)	8,642	2,310,749	733,102	123,318	9,759,861	1,578,293
Net increase (decrease) in net assets from contract owners' transactions	241,676	(7,116)	(189,401)	5,527	1,839,810	627,169	120,583	9,752,430	1,492,011
Net increase (decrease) in net assets	248,942	46,762	(95,707)	97,501	2,077,034	730,541	158,067	8,720,988	1,932,398
Net assets, beginning of period	305,120	766,232	969,124	562,427	7,907,693	1,357,362	324,276	908,324	1,965,762
Net assets, end of period	$554,062	$812,994	$873,417	$659,928	$9,984,727	$2,087,903	$482,343	$9,629,312	$3,898,160

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)			CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	STRATEGIC INCOME (a)*	COMMODITY RETURN STRATEGY	VA GLOBAL BOND
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$20,628	$—	$1,340,258
Expenses:
Mortality and expense risk fees	—	3	—	—	89,911
Net investment income (expense)	—	(3)	20,628	—	1,250,347
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(387,018)	(971,305)	(36,604)	(250,300)	(138,636)
Net realized short-term capital gain distributions from investments in portfolio shares	—	221,511	—	—	48,142
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,749,655	10,950	—	377,279
Net realized gain (loss) on investments in portfolio shares	(387,018)	999,861	(25,654)	(250,300)	286,785
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	778,955	130,721	1,611	423,107	(557,619)
Net increase (decrease) in net assets from operations	$391,937	$1,130,579	$(3,415)	$172,807	$979,513

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)			CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	STRATEGIC INCOME (a)*	COMMODITY RETURN STRATEGY	VA GLOBAL BOND
Changes from operations:
Net investment income (expense)	$—	$(3)	$20,628	$—	$1,250,347
Net realized gain (loss) on investments in portfolio shares	(387,018)	999,861	(25,654)	(250,300)	286,785
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	778,955	130,721	1,611	423,107	(557,619)
Net increase (decrease) in net assets from operations	391,937	1,130,579	(3,415)	172,807	979,513
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	56,374	105,850	—	44,198	3,201,216
Contract redemptions	(147,550)	(1,179,923)	(2,735)	(70,798)	(4,314,009)
Net transfers	(11,563)	4,466,980	572,123	214,266	11,439,558
Net increase (decrease) in net assets from contract owners' transactions	(102,739)	3,392,907	569,388	187,666	10,326,765
Net increase (decrease) in net assets	289,198	4,523,486	565,973	360,473	11,306,278
Net assets, beginning of period	5,053,292	3,041,727	—	1,385,261	67,285,481
Net assets, end of period	$5,342,490	$7,565,213	$565,973	$1,745,734	$78,591,759

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	DFA INVESTMENT DIMENSIONS (continued)						DELAWARE VIP TRUST	DREYFUS INVESTMENT PORTFOLIOS
	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	SMALL CAP VALUE	SMALL CAP STOCK INDEX	DREYFUS SUSTAINABLE U.S. EQUITY (r)*
Investment income:
Income dividends from investments in portfolio shares	$402,653	$792,598	$1,606,885	$242,207	$1,425,753	$494,170	$2,174	$126,134	$12,836
Expenses:
Mortality and expense risk fees	66,476	55,984	81,799	45,603	118,249	72,552	—	—	33
Net investment income (expense)	336,177	736,614	1,525,086	196,604	1,307,504	421,618	2,174	126,134	12,803
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(119,489)	92,691	(894,142)	(1,584)	310,987	497,983	91,183	(463,912)	(61,403)
Net realized short-term capital gain distributions from investments in portfolio shares	—	211,654	—	—	—	235,249	357	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	175,907	64,078	—	—	545,652	1,519,176	26,712	1,195,713	97,524
Net realized gain (loss) on investments in portfolio shares	56,418	368,423	(894,142)	(1,584)	856,639	2,252,408	118,252	731,801	36,121
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,315,949	899,516	3,890,099	22,504	9,855,178	8,435,126	669,322	3,174,147	45,048
Net increase (decrease) in net assets from operations	$1,708,544	$2,004,553	$4,521,043	$217,524	$12,019,321	$11,109,152	$789,748	$4,032,082	$93,972

	DFA INVESTMENT DIMENSIONS (continued)						DELAWARE VIP TRUST	DREYFUS INVESTMENT PORTFOLIOS
	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	SMALL CAP VALUE	SMALL CAP STOCK INDEX	DREYFUS SUSTAINABLE U.S. EQUITY (r)*
Changes from operations:
Net investment income (expense)	$336,177	$736,614	$1,525,086	$196,604	$1,307,504	$421,618	$2,174	$126,134	$12,803
Net realized gain (loss) on investments in portfolio shares	56,418	368,423	(894,142)	(1,584)	856,639	2,252,408	118,252	731,801	36,121
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,315,949	899,516	3,890,099	22,504	9,855,178	8,435,126	669,322	3,174,147	45,048
Net increase (decrease) in net assets from operations	1,708,544	2,004,553	4,521,043	217,524	12,019,321	11,109,152	789,748	4,032,082	93,972
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	4,657,713	759,709	1,158,185	316,929	2,469,633	1,275,359	35,604	361,287	—
Contract redemptions	(792,290)	(1,009,248)	(1,357,368)	(3,363,321)	(2,380,283)	(1,280,739)	(153,920)	(932,167)	(14,216)
Net transfers	5,106,002	2,728,178	7,795,960	3,001,271	8,970,417	7,010,340	7,072,098	8,376,276	(211,889)
Net increase (decrease) in net assets from contract owners' transactions	8,971,425	2,478,639	7,596,777	(45,121)	9,059,767	7,004,960	6,953,782	7,805,396	(226,105)
Net increase (decrease) in net assets	10,679,969	4,483,192	12,117,820	172,403	21,079,088	18,114,112	7,743,530	11,837,478	(132,133)
Net assets, beginning of period	14,248,695	30,246,328	41,117,036	34,901,950	58,490,736	34,412,491	188,206	13,293,561	989,863
Net assets, end of period	$24,928,664	$34,729,520	$53,234,856	$35,074,353	$79,569,824	$52,526,603	$7,931,736	$25,131,039	$857,730

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

		DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST		FEDERATED INSURANCE SERIES	FEDERATED INSURANCE SERIES (continued)
	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Investment income:
Income dividends from investments in portfolio shares	$687,767	$75,709	$1,486,966	$—	$786,353	$—	$512,887
Expenses:
Mortality and expense risk fees	25,258	410	—	—	53	—	—
Net investment income (expense)	662,509	75,299	1,486,966	—	786,300	—	512,887
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(63,889)	(81,863)	(703,953)	(133,405)	360,801	(317,498)	(1,763,070)
Net realized short-term capital gain distributions from investments in portfolio shares	15,719	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,191,098	—	—	—	—	100,567	—
Net realized gain (loss) on investments in portfolio shares	1,142,928	(81,863)	(703,953)	(133,405)	360,801	(216,931)	(1,763,070)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,941,640	(9,305)	2,854,364	221,313	378,859	77,178	1,646,213
Net increase (decrease) in net assets from operations	$3,747,077	$(15,869)	$3,637,377	$87,908	$1,525,960	$(139,753)	$396,030

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

		DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST		FEDERATED INSURANCE SERIES	FEDERATED INSURANCE SERIES (continued)
	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Changes from operations:
Net investment income (expense)	$662,509	$75,299	$1,486,966	$—	$786,300	$—	$512,887
Net realized gain (loss) on investments in portfolio shares	1,142,928	(81,863)	(703,953)	(133,405)	360,801	(216,931)	(1,763,070)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,941,640	(9,305)	2,854,364	221,313	378,859	77,178	1,646,213
Net increase (decrease) in net assets from operations	3,747,077	(15,869)	3,637,377	87,908	1,525,960	(139,753)	396,030
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	453,555	154,015	545,075	17,028	119,466	16,274	174,390
Contract redemptions	(1,959,519)	(336,478)	(1,386,673)	(38,183)	(692,429)	(76,741)	(618,152)
Net transfers	4,139,767	775,483	33,426,347	729,795	1,932,683	(976,694)	(7,972,017)
Net increase (decrease) in net assets from contract owners' transactions	2,633,803	593,020	32,584,749	708,640	1,359,720	(1,037,161)	(8,415,779)
Net increase (decrease) in net assets	6,380,880	577,151	36,222,126	796,548	2,885,680	(1,176,914)	(8,019,749)
Net assets, beginning of period	32,172,529	3,765,404	33,027,453	542,632	6,275,530	2,712,399	16,506,539
Net assets, end of period	$38,553,409	$4,342,555	$69,249,579	$1,339,180	$9,161,210	$1,535,485	$8,486,790

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	FIDELITY VARIABLE INSURANCE PRODUCTS
	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION	EQUITY- INCOME	FREEDOM INCOME (a)*	FUNDS MANAGER 20%
Investment income:
Income dividends from investments in portfolio shares	$102,817	$139,708	$10,563	$255	$52,885	$481	$201
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	102,817	139,708	10,563	255	52,885	481	201
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(242,023)	(802,759)	(119,500)	14	(255,192)	716	(5)
Net realized short-term capital gain distributions from investments in portfolio shares	3,710	—	—	—	5,889	21	20
Net realized long-term capital gain distributions from investments in portfolio shares	176,268	1,889,851	84,571	1,408	110,506	—	204
Net realized gain (loss) on investments in portfolio shares	(62,045)	1,087,092	(34,929)	1,422	(138,797)	737	219
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	413,833	149,070	309,821	(729)	417,822	(323)	29
Net increase (decrease) in net assets from operations	$454,605	$1,375,870	$285,455	$948	$331,910	$895	$449

	FIDELITY VARIABLE INSURANCE PRODUCTS
	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION	EQUITY- INCOME	FREEDOM INCOME (a)*	FUNDS MANAGER 20%
Changes from operations:
Net investment income (expense)	$102,817	$139,708	$10,563	$255	$52,885	$481	$201
Net realized gain (loss) on investments in portfolio shares	(62,045)	1,087,092	(34,929)	1,422	(138,797)	737	219
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	413,833	149,070	309,821	(729)	417,822	(323)	29
Net increase (decrease) in net assets from operations	454,605	1,375,870	285,455	948	331,910	895	449
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	83,407	1,642,265	33,934	1	19,175	1	—
Contract redemptions	(724,861)	(1,151,469)	(36,848)	(122)	(492,040)	(711)	(254)
Net transfers	767,036	(3,736,374)	1,193,096	—	651,185	38,724	—
Net increase (decrease) in net assets from contract owners' transactions	125,582	(3,245,578)	1,190,182	(121)	178,320	38,014	(254)
Net increase (decrease) in net assets	580,187	(1,869,708)	1,475,637	827	510,230	38,909	195
Net assets, beginning of period	8,224,652	25,276,684	1,069,476	35,878	2,158,673	—	16,874
Net assets, end of period	$8,804,839	$23,406,976	$2,545,113	$36,705	$2,668,903	$38,909	$17,069

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	FUNDS MANAGER 50%	FUNDS MANAGER 60%	FUNDS MANAGER 70%	GROWTH	GROWTH & INCOME
Investment income:
Income dividends from investments in portfolio shares	$6,088	$8,525	$11	$—	$44,214
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	6,088	8,525	11	—	44,214
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,328	(1,116)	—	(433,378)	(115,115)
Net realized short-term capital gain distributions from investments in portfolio shares	1,181	2,129	3	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	6,692	23,458	42	459,832	144,002
Net realized gain (loss) on investments in portfolio shares	9,201	24,471	45	26,454	28,887
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6,916	1,306	(3)	(144,486)	198,272
Net increase (decrease) in net assets from operations	$22,205	$34,302	$53	$(118,032)	$271,373

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	FUNDS MANAGER 50%	FUNDS MANAGER 60%	FUNDS MANAGER 70%	GROWTH	GROWTH & INCOME
Changes from operations:
Net investment income (expense)	$6,088	$8,525	$11	$—	$44,214
Net realized gain (loss) on investments in portfolio shares	9,201	24,471	45	26,454	28,887
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6,916	1,306	(3)	(144,486)	198,272
Net increase (decrease) in net assets from operations	22,205	34,302	53	(118,032)	271,373
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1	1	—	23,072	21,777
Contract redemptions	(1,091)	(20,156)	—	(272,332)	(252,758)
Net transfers	(42,410)	—	—	(1,049,098)	817,335
Net increase (decrease) in net assets from contract owners' transactions	(43,500)	(20,155)	—	(1,298,358)	586,354
Net increase (decrease) in net assets	(21,295)	14,147	53	(1,416,390)	857,727
Net assets, beginning of period	573,282	753,161	1,112	5,680,727	2,163,352
Net assets, end of period	$551,987	$767,308	$1,165	$4,264,337	$3,021,079

The accompanying notes are an integral part of these financial statements.

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	GROWTH OPPORTUNITIES	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	TARGET VOLATILITY
Investment income:
Income dividends from investments in portfolio shares	$639	$435,620	$43,080	$348,039	$13,990	$93,356	$135,499	$770,914	$5,694
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	639	435,620	43,080	348,039	13,990	93,356	135,499	770,914	5,694
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(222,570)	1,557,168	(88,253)	90,717	(205,562)	(329,788)	215,297	(524,163)	(4,686)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	6,544	—	12,989	56,322	—	1,467
Net realized long-term capital gain distributions from investments in portfolio shares	20,595	—	—	—	265,072	—	46,816	—	1,831
Net realized gain (loss) on investments in portfolio shares	(201,975)	1,557,168	(88,253)	97,261	59,510	(316,799)	318,435	(524,163)	(1,388)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	167,733	123,981	(163,861)	224,840	399,158	(58,011)	(304,164)	1,309,018	18,769
Net increase (decrease) in net assets from operations	$(33,603)	$2,116,769	$(209,034)	$670,140	$472,658	$(281,454)	$149,770	$1,555,769	$23,075

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	GROWTH OPPORTUNITIES	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	TARGET VOLATILITY
Changes from operations:
Net investment income (expense)	$639	$435,620	$43,080	$348,039	$13,990	$93,356	$135,499	$770,914	$5,694
Net realized gain (loss) on investments in portfolio shares	(201,975)	1,557,168	(88,253)	97,261	59,510	(316,799)	318,435	(524,163)	(1,388)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	167,733	123,981	(163,861)	224,840	399,158	(58,011)	(304,164)	1,309,018	18,769
Net increase (decrease) in net assets from operations	(33,603)	2,116,769	(209,034)	670,140	472,658	(281,454)	149,770	1,555,769	23,075
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	25,565	371,387	1,872,715	184,846	147,351	1,676,125	203,196	2,065,882	47
Contract redemptions	(83,242)	(426,031)	(181,961)	(970,577)	(171,292)	(156,944)	(792,477)	(832,248)	(23,317)
Net transfers	(93,858)	3,184,778	1,170,319	3,283,979	(42,412)	(273,902)	1,728,330	2,089,912	(38,184)
Net increase (decrease) in net assets from contract owners' transactions	(151,535)	3,130,134	2,861,073	2,498,248	(66,353)	1,245,279	1,139,049	3,323,546	(61,454)
Net increase (decrease) in net assets	(185,138)	5,246,903	2,652,039	3,168,388	406,305	963,825	1,288,819	4,879,315	(38,379)
Net assets, beginning of period	1,470,295	3,318,516	2,977,742	13,363,852	4,304,183	6,345,219	9,378,603	18,847,804	528,259
Net assets, end of period	$1,285,157	$8,565,419	$5,629,781	$16,532,240	$4,710,488	$7,309,044	$10,667,422	$23,727,119	$489,880

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)		FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	VALUE	VALUE STRATEGIES	OVERSEAS	GLOBAL REAL ESTATE	HIGH INCOME
Investment income:
Income dividends from investments in portfolio shares	$29,220	$478	$180,239	$50,435	$471,533
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	29,220	478	180,239	50,435	471,533
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(326,156)	1,742	(1,043,714)	102,616	41,039
Net realized short-term capital gain distributions from investments in portfolio shares	7,482	—	17,050	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	9,839	—	606,479	—	—
Net realized gain (loss) on investments in portfolio shares	(308,835)	1,742	(420,185)	102,616	41,039
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	663,110	239	1,501,115	(153,460)	541,431
Net increase (decrease) in net assets from operations	$383,495	$2,459	$1,261,169	$(409)	$1,054,003

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)		FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	VALUE	VALUE STRATEGIES	OVERSEAS	GLOBAL REAL ESTATE	HIGH INCOME
Changes from operations:
Net investment income (expense)	$29,220	$478	$180,239	$50,435	$471,533
Net realized gain (loss) on investments in portfolio shares	(308,835)	1,742	(420,185)	102,616	41,039
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	663,110	239	1,501,115	(153,460)	541,431
Net increase (decrease) in net assets from operations	383,495	2,459	1,261,169	(409)	1,054,003
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	82,107	45	527,248	151,681	789,911
Contract redemptions	(159,334)	(25,508)	(1,285,080)	(182,394)	(342,570)
Net transfers	27,872	(19,328)	7,710,945	(1,013,981)	6,026,349
Net increase (decrease) in net assets from contract owners' transactions	(49,355)	(44,791)	6,953,113	(1,044,694)	6,473,690
Net increase (decrease) in net assets	334,140	(42,332)	8,214,282	(1,045,103)	7,527,693
Net assets, beginning of period	3,105,361	97,337	24,584,650	4,729,618	4,411,573
Net assets, end of period	$3,439,501	$55,005	$32,798,932	$3,684,515	$11,939,266

The accompanying notes are an integral part of these financial statements.

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)						GOLDMAN SACHS VARIABLE INSURANCE TRUST
	INCOME	MUTUAL SHARES	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	GLOBAL MARKETS NAVIGATOR- SERVICE	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME
Investment income:
Income dividends from investments in portfolio shares	$670,128	$75,222	$18,724	$502,130	$—	$258,234	$386	$9,572	$27,572
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	670,128	75,222	18,724	502,130	—	258,234	386	9,572	27,572
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,253,718)	(85,907)	(14,446)	(737,978)	(2,647,772)	(102,446)	(4,359)	(54,565)	(2,387)
Net realized short-term capital gain distributions from investments in portfolio shares	—	10,487	30	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	299,391	161,010	—	34,811	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(1,253,718)	223,971	146,594	(737,978)	(2,612,961)	(102,446)	(4,359)	(54,565)	(2,387)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,241,259	317,286	28,159	1,329,835	3,454,255	(74,852)	8,853	46,033	1,243
Net increase (decrease) in net assets from operations	$1,657,669	$616,479	$193,477	$1,093,987	$841,294	$80,936	$4,880	$1,040	$26,428

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)						GOLDMAN SACHS VARIABLE INSURANCE TRUST
	INCOME	MUTUAL SHARES	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	GLOBAL MARKETS NAVIGATOR- SERVICE	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME
Changes from operations:
Net investment income (expense)	$670,128	$75,222	$18,724	$502,130	$—	$258,234	$386	$9,572	$27,572
Net realized gain (loss) on investments in portfolio shares	(1,253,718)	223,971	146,594	(737,978)	(2,612,961)	(102,446)	(4,359)	(54,565)	(2,387)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,241,259	317,286	28,159	1,329,835	3,454,255	(74,852)	8,853	46,033	1,243
Net increase (decrease) in net assets from operations	1,657,669	616,479	193,477	1,093,987	841,294	80,936	4,880	1,040	26,428
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	190,860	242,893	138,374	370,793	959,836	52,951	—	13,392	7,382
Contract redemptions	(1,682,162)	(69,405)	(149,424)	(721,364)	(1,977,181)	(1,901,624)	(101)	(266,921)	(100,019)
Net transfers	648,685	423,941	3,890,569	(233,191)	(7,219,286)	(2,291,603)	(29,483)	264,846	1,708,155
Net increase (decrease) in net assets from contract owners' transactions	(842,617)	597,429	3,879,519	(583,762)	(8,236,631)	(4,140,276)	(29,584)	11,317	1,615,518
Net increase (decrease) in net assets	815,052	1,213,908	4,072,996	510,225	(7,395,337)	(4,059,340)	(24,704)	12,357	1,641,946
Net assets, beginning of period	14,018,027	3,534,229	36,927	14,273,511	44,347,059	8,969,393	162,224	1,314,531	99,219
Net assets, end of period	$14,833,079	$4,748,137	$4,109,923	$14,783,736	$36,951,722	$4,910,053	$137,520	$1,326,888	$1,741,165

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY	CLS ADVISORONE GLOBAL GROWTH	CLS ADVISORONE GROWTH AND INCOME	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY
Investment income:
Income dividends from investments in portfolio shares	$5,724	$2	$4,785	$117,405	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	5,724	2	4,785	117,405	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(115,717)	—	(42,511)	(422,093)	(41,710)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	7,905	—	37,882	—	—
Net realized gain (loss) on investments in portfolio shares	(107,812)	—	(4,629)	(422,093)	(41,710)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	144,020	27	60,628	(202,817)	35,163
Net increase (decrease) in net assets from operations	$41,932	$29	$60,784	$(507,505)	$(6,547)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY	CLS ADVISORONE GLOBAL GROWTH	CLS ADVISORONE GROWTH AND INCOME	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY
Changes from operations:
Net investment income (expense)	$5,724	$2	$4,785	$117,405	$—
Net realized gain (loss) on investments in portfolio shares	(107,812)	—	(4,629)	(422,093)	(41,710)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	144,020	27	60,628	(202,817)	35,163
Net increase (decrease) in net assets from operations	41,932	29	60,784	(507,505)	(6,547)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	30,000	28,079	6,370
Contract redemptions	(213,776)	1	(194,265)	(226,809)	(60,793)
Net transfers	(194,525)	—	(447,495)	(463,705)	(611,816)
Net increase (decrease) in net assets from contract owners' transactions	(408,301)	1	(611,760)	(662,435)	(666,239)
Net increase (decrease) in net assets	(366,369)	30	(550,976)	(1,169,940)	(672,786)
Net assets, beginning of period	918,349	424	781,482	3,634,465	2,525,862
Net assets, end of period	$551,980	$454	$230,506	$2,464,525	$1,853,076

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY
Investment income:
Income dividends from investments in portfolio shares	$5,495	$4,030	$—	$—	$—	$93,828	$—	$—	$23,227
Expenses:
Mortality and expense risk fees	—	—	76	772	—	156	142	5	4
Net investment income (expense)	5,495	4,030	(76)	(772)	—	93,672	(142)	(5)	23,223
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	113,322	33,815	468,403	(1,248,606)	(87,955)	138,577	118,763	223,655	488,720
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	325,183	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	59,446	—	—	329,108	—	—	—
Net realized gain (loss) on investments in portfolio shares	113,322	33,815	527,849	(1,248,606)	(87,955)	792,868	118,763	223,655	488,720
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(163,579)	530,744	(14,411)	(33,840)	47,855	(120,314)	370,262	70,848	(25,930)
Net increase (decrease) in net assets from operations	$(44,762)	$568,589	$513,362	$(1,283,218)	$(40,100)	$766,226	$488,883	$294,498	$486,013

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY
Changes from operations:
Net investment income (expense)	$5,495	$4,030	$(76)	$(772)	$—	$93,672	$(142)	$(5)	$23,223
Net realized gain (loss) on investments in portfolio shares	113,322	33,815	527,849	(1,248,606)	(87,955)	792,868	118,763	223,655	488,720
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(163,579)	530,744	(14,411)	(33,840)	47,855	(120,314)	370,262	70,848	(25,930)
Net increase (decrease) in net assets from operations	(44,762)	568,589	513,362	(1,283,218)	(40,100)	766,226	488,883	294,498	486,013
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	107,071	4,485	81,139	169,685	64,832	711,402	165,038	9,083	29,137
Contract redemptions	(407,565)	(626,498)	(304,992)	(451,547)	(60,652)	(1,568,926)	(314,569)	(319,551)	(195,593)
Net transfers	(663,993)	5,745,156	2,487,742	(2,013,263)	346,962	(4,746,605)	1,339,137	1,348,858	2,382,299
Net increase (decrease) in net assets from contract owners' transactions	(964,487)	5,123,143	2,263,889	(2,295,125)	351,142	(5,604,129)	1,189,606	1,038,390	2,215,843
Net increase (decrease) in net assets	(1,009,249)	5,691,732	2,777,251	(3,578,343)	311,042	(4,837,903)	1,678,489	1,332,888	2,701,856
Net assets, beginning of period	5,930,101	1,479,875	507,937	6,251,885	450,267	8,660,769	2,108,597	176,606	705,504
Net assets, end of period	$4,920,852	$7,171,607	$3,285,188	$2,673,542	$761,309	$3,822,866	$3,787,086	$1,509,494	$3,407,360

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE
Investment income:
Income dividends from investments in portfolio shares	$11,031	$3,969	$8,947	$60,169	$—
Expenses:
Mortality and expense risk fees	—	—	—	72	255
Net investment income (expense)	11,031	3,969	8,947	60,097	(255)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(94,526)	(91,471)	(252,236)	41,151	(795,178)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	97,530
Net realized gain (loss) on investments in portfolio shares	(94,526)	(91,471)	(252,236)	41,151	(697,648)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,068)	16,455	329,906	117,476	(6,915)
Net increase (decrease) in net assets from operations	$(87,563)	$(71,047)	$86,617	$218,724	$(704,818)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE
Changes from operations:
Net investment income (expense)	$11,031	$3,969	$8,947	$60,097	$(255)
Net realized gain (loss) on investments in portfolio shares	(94,526)	(91,471)	(252,236)	41,151	(697,648)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,068)	16,455	329,906	117,476	(6,915)
Net increase (decrease) in net assets from operations	(87,563)	(71,047)	86,617	218,724	(704,818)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(23)	217	3,470	1,705,551	8,512
Contract redemptions	(49,821)	(42,042)	(399,609)	(773,469)	(428,806)
Net transfers	561,025	(18,443)	668,910	1,221,594	(3,528,818)
Net increase (decrease) in net assets from contract owners' transactions	511,181	(60,268)	272,771	2,153,676	(3,949,112)
Net increase (decrease) in net assets	423,618	(131,315)	359,388	2,372,400	(4,653,930)
Net assets, beginning of period	422,494	462,249	3,670,184	2,441,126	5,974,639
Net assets, end of period	$846,112	$330,934	$4,029,572	$4,813,526	$1,320,709

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX HIGH YIELD STRATEGY	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$36,221	$—	$—	$—	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	14	—	—	—	—	—	—	8
Net investment income (expense)	36,221	(14)	—	—	—	—	—	—	(8)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(47,377)	(460,567)	(477,393)	58,386	(32,040)	(174,799)	(258,689)	(169,004)	(3,367)
Net realized short-term capital gain distributions from investments in portfolio shares	—	2,584	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	186,243	—	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(47,377)	(271,740)	(477,393)	58,386	(32,040)	(174,799)	(258,689)	(169,004)	(3,367)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,572	(137,470)	(10,763)	(22,933)	(54)	5,734	(6,180)	(5,393)	4,526
Net increase (decrease) in net assets from operations	$(9,584)	$(409,224)	$(488,156)	$35,453	$(32,094)	$(169,065)	$(264,869)	$(174,397)	$1,151

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX HIGH YIELD STRATEGY	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY
Changes from operations:
Net investment income (expense)	$36,221	$(14)	$—	$—	$—	$—	$—	$—	$(8)
Net realized gain (loss) on investments in portfolio shares	(47,377)	(271,740)	(477,393)	58,386	(32,040)	(174,799)	(258,689)	(169,004)	(3,367)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,572	(137,470)	(10,763)	(22,933)	(54)	5,734	(6,180)	(5,393)	4,526
Net increase (decrease) in net assets from operations	(9,584)	(409,224)	(488,156)	35,453	(32,094)	(169,065)	(264,869)	(174,397)	1,151
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,945	253	1,401	410	95	(1)	313	100,011	—
Contract redemptions	(798,794)	(404,605)	(56,656)	(496,557)	(2,771)	(35,816)	(215,386)	(536,577)	(816)
Net transfers	1,617,144	(707,431)	17,545	447,245	35,577	575,429	(2,307,196)	(350,192)	(11,221)
Net increase (decrease) in net assets from contract owners' transactions	821,295	(1,111,783)	(37,710)	(48,902)	32,901	539,612	(2,522,269)	(786,758)	(12,037)
Net increase (decrease) in net assets	811,711	(1,521,007)	(525,866)	(13,449)	807	370,547	(2,787,138)	(961,155)	(10,886)
Net assets, beginning of period	65,490	3,822,866	732,903	883,414	25,735	236,131	3,097,039	1,357,894	215,644
Net assets, end of period	$877,201	$2,301,859	$207,037	$869,965	$26,542	$606,678	$309,901	$396,739	$204,758

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA
Investment income:
Income dividends from investments in portfolio shares	$7,058	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	16	112	1,243	4
Net investment income (expense)	7,058	(16)	(112)	(1,243)	(4)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(186,541)	1,819,590	(2,371,368)	(1,728,256)	843,074
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	355,640	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	21,118	35,858	678,554	702,969	—
Net realized gain (loss) on investments in portfolio shares	(165,423)	1,855,448	(1,337,174)	(1,025,287)	843,074
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	144,095	(13,023)	201,608	(36,400)	11,599
Net increase (decrease) in net assets from operations	$(14,270)	$1,842,409	$(1,135,678)	$(1,062,930)	$854,669

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA
Changes from operations:
Net investment income (expense)	$7,058	$(16)	$(112)	$(1,243)	$(4)
Net realized gain (loss) on investments in portfolio shares	(165,423)	1,855,448	(1,337,174)	(1,025,287)	843,074
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	144,095	(13,023)	201,608	(36,400)	11,599
Net increase (decrease) in net assets from operations	(14,270)	1,842,409	(1,135,678)	(1,062,930)	854,669
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,836	12,754	162,911	78,869	121,414
Contract redemptions	(399,575)	(151,374)	(2,319,680)	(533,987)	(935,483)
Net transfers	188,797	(660,165)	(7,618,612)	7,246,441	3,590,193
Net increase (decrease) in net assets from contract owners' transactions	(207,942)	(798,785)	(9,775,381)	6,791,323	2,776,124
Net increase (decrease) in net assets	(222,212)	1,043,624	(10,911,059)	5,728,393	3,630,793
Net assets, beginning of period	4,098,083	59,378	17,459,218	14,198,230	7,191,554
Net assets, end of period	$3,875,871	$1,103,002	$6,548,159	$19,926,623	$10,822,347

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$43,739	$—	$—	$—	$—	$—	$31,041	$—
Expenses:
Mortality and expense risk fees	514	32	—	4	—	133	11	8	38
Net investment income (expense)	(514)	43,707	—	(4)	—	(133)	(11)	31,033	(38)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,033,229	340,637	(392,158)	(98,917)	894,078	707,432	(352,684)	57,475	(428,455)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	126,496	—	—	5,112	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	220,685	259,609	78,570	—
Net realized gain (loss) on investments in portfolio shares	1,033,229	340,637	(265,662)	(98,917)	894,078	933,229	(93,075)	136,045	(428,455)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	59,727	41,761	57,119	(31,329)	22,065	(42,761)	118,504	311,883	162,911
Net increase (decrease) in net assets from operations	$1,092,442	$426,105	$(208,543)	$(130,250)	$916,143	$890,335	$25,418	$478,961	$(265,582)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH
Changes from operations:
Net investment income (expense)	$(514)	$43,707	$—	$(4)	$—	$(133)	$(11)	$31,033	$(38)
Net realized gain (loss) on investments in portfolio shares	1,033,229	340,637	(265,662)	(98,917)	894,078	933,229	(93,075)	136,045	(428,455)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	59,727	41,761	57,119	(31,329)	22,065	(42,761)	118,504	311,883	162,911
Net increase (decrease) in net assets from operations	1,092,442	426,105	(208,543)	(130,250)	916,143	890,335	25,418	478,961	(265,582)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	260,515	24,991	26,284	1,339	7,731	22,351	26,167	46,481	3,794
Contract redemptions	(338,382)	(308,121)	(94,475)	(152,940)	(220,825)	(406,069)	(508,871)	(474,172)	(160,950)
Net transfers	623,595	(289,691)	(1,396,979)	624,131	1,266,404	(5,113,636)	(1,808,897)	108,773	(2,197,682)
Net increase (decrease) in net assets from contract owners' transactions	545,728	(572,821)	(1,465,170)	472,530	1,053,310	(5,497,354)	(2,291,601)	(318,918)	(2,354,838)
Net increase (decrease) in net assets	1,638,170	(146,716)	(1,673,713)	342,280	1,969,453	(4,607,019)	(2,266,183)	160,043	(2,620,420)
Net assets, beginning of period	1,503,449	1,631,540	3,403,246	528,310	633,944	7,828,473	5,959,881	3,587,066	4,241,595
Net assets, end of period	$3,141,619	$1,484,824	$1,729,533	$870,590	$2,603,397	$3,221,454	$3,693,698	$3,747,109	$1,621,175

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$9,643	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	15	27	14	—	—
Net investment income (expense)	9,628	(27)	(14)	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	473,113	187,802	562,909	(135,655)	(98,262)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	4,410	10,973
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	42,050	159,252
Net realized gain (loss) on investments in portfolio shares	473,113	187,802	562,909	(89,195)	71,963
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	101,115	228,914	104,530	136,159	109,954
Net increase (decrease) in net assets from operations	$583,856	$416,689	$667,425	$46,964	$181,917

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY
Changes from operations:
Net investment income (expense)	$9,628	$(27)	$(14)	$—	$—
Net realized gain (loss) on investments in portfolio shares	473,113	187,802	562,909	(89,195)	71,963
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	101,115	228,914	104,530	136,159	109,954
Net increase (decrease) in net assets from operations	583,856	416,689	667,425	46,964	181,917
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	52,975	71,608	21,734	5,058	39,111
Contract redemptions	(187,927)	(171,486)	(198,428)	(154,333)	(640,272)
Net transfers	1,509,969	2,117,572	2,187,074	1,885,338	1,018,742
Net increase (decrease) in net assets from contract owners' transactions	1,375,017	2,017,694	2,010,380	1,736,063	417,581
Net increase (decrease) in net assets	1,958,873	2,434,383	2,677,805	1,783,027	599,498
Net assets, beginning of period	1,401,897	2,260,642	1,653,073	855,036	4,006,619
Net assets, end of period	$3,360,770	$4,695,025	$4,330,878	$2,638,063	$4,606,117

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT FLOATING RATE STRATEGIES	VT HIGH YIELD	VT LARGE CAP VALUE	VT MACRO OPPOR- TUNITIES (d)*
Investment income:
Income dividends from investments in portfolio shares	$10,812	$—	$1	$101,389	$—	$840,571	$672,525	$487	$39,938
Expenses:
Mortality and expense risk fees	—	—	8	242	—	—	—	—	—
Net investment income (expense)	10,812	—	(7)	101,147	—	840,571	672,525	487	39,938
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	308,026	(179,102)	—	790,197	(86,407)	(253,059)	543,307	28	(73,904)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	127	—	—	15,407	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	187,321	—	108,450	—	28,422	—	387	—
Net realized gain (loss) on investments in portfolio shares	308,026	8,219	127	898,647	(86,407)	(209,230)	543,307	415	(73,904)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	379	313,856	1	150,040	(1,864)	587,896	437,118	4,668	89,855
Net increase (decrease) in net assets from operations	$319,217	$322,075	$121	$1,149,834	$(88,271)	$1,219,237	$1,652,950	$5,570	$55,889

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT FLOATING RATE STRATEGIES	VT HIGH YIELD	VT LARGE CAP VALUE	VT MACRO OPPOR- TUNITIES (d)*
Changes from operations:
Net investment income (expense)	$10,812	$—	$(7)	$101,147	$—	$840,571	$672,525	$487	$39,938
Net realized gain (loss) on investments in portfolio shares	308,026	8,219	127	898,647	(86,407)	(209,230)	543,307	415	(73,904)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	379	313,856	1	150,040	(1,864)	587,896	437,118	4,668	89,855
Net increase (decrease) in net assets from operations	319,217	322,075	121	1,149,834	(88,271)	1,219,237	1,652,950	5,570	55,889
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	18,382	15,515	(4)	245,586	1,338	271,677	50,502	—	7,419
Contract redemptions	(710,659)	(304,049)	(201,817)	(1,163,829)	(61,830)	(1,349,141)	(481,894)	(758)	(38,404)
Net transfers	2,625,722	2,621,724	(34,948)	(395,656)	(62,456)	6,922,342	20,666,042	—	(2,544,839)
Net increase (decrease) in net assets from contract owners' transactions	1,933,445	2,333,190	(236,769)	(1,313,899)	(122,948)	5,844,878	20,234,650	(758)	(2,575,824)
Net increase (decrease) in net assets	2,252,662	2,655,265	(236,648)	(164,065)	(211,219)	7,064,115	21,887,600	4,812	(2,519,935)
Net assets, beginning of period	364,532	1,287,648	2,768,576	4,328,169	332,263	15,716,379	665,903	26,390	2,519,935
Net assets, end of period	$2,617,194	$3,942,913	$2,531,928	$4,164,104	$121,044	$22,780,494	$22,553,503	$31,202	$—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)					GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	VT SMALL CAP VALUE	VT STYLEPLUS LARGE CORE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME
Investment income:
Income dividends from investments in portfolio shares	$1,030	$47	$4,754	$6,654	$4	$1,368,502	$6,940
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	1,030	47	4,754	6,654	4	1,368,502	6,940
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(88,144)	10	127,180	(46,878)	79	147,908	(2,185)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	20,482	—	48	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	72,238	56	12,485	5,601	10	—	—
Net realized gain (loss) on investments in portfolio shares	(15,906)	66	160,147	(41,277)	137	147,908	(2,185)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	204,788	575	(73,204)	108,444	(300)	425,652	17,865
Net increase (decrease) in net assets from operations	$189,912	$688	$91,697	$73,821	$(159)	$1,942,062	$22,620

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)					GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	VT SMALL CAP VALUE	VT STYLEPLUS LARGE CORE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME
Changes from operations:
Net investment income (expense)	$1,030	$47	$4,754	$6,654	$4	$1,368,502	$6,940
Net realized gain (loss) on investments in portfolio shares	(15,906)	66	160,147	(41,277)	137	147,908	(2,185)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	204,788	575	(73,204)	108,444	(300)	425,652	17,865
Net increase (decrease) in net assets from operations	189,912	688	91,697	73,821	(159)	1,942,062	22,620
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,177	1	5,681	4,745	(1)	737,955	(108)
Contract redemptions	(258,540)	(85)	(79,033)	(28,468)	(2)	(2,860,826)	(45,987)
Net transfers	924,331	—	(184,062)	50,140	(2,088)	5,812,788	(73,367)
Net increase (decrease) in net assets from contract owners' transactions	667,968	(84)	(257,414)	26,417	(2,091)	3,689,917	(119,462)
Net increase (decrease) in net assets	857,880	604	(165,717)	100,238	(2,250)	5,631,979	(96,842)
Net assets, beginning of period	676,821	5,219	1,337,249	941,203	3,378	28,287,074	294,821
Net assets, end of period	$1,534,701	$5,823	$1,171,532	$1,041,441	$1,128	$33,919,053	$197,979

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED-RISK ALLOCATION	COMSTOCK	CORE EQUITY	CORE PLUS BOND (a)*	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE
Investment income:
Income dividends from investments in portfolio shares	$5,398	$38,921	$9,631	$9,751	$248,907	$113,952	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	5
Net investment income (expense)	5,398	38,921	9,631	9,751	248,907	113,952	(5)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(191,199)	(267,569)	7,603	(2,695)	650,699	(290,248)	(777,183)
Net realized short-term capital gain distributions from investments in portfolio shares	—	17,699	—	—	—	—	26,579
Net realized long-term capital gain distributions from investments in portfolio shares	—	176,502	86,325	—	—	190,601	163,049
Net realized gain (loss) on investments in portfolio shares	(191,199)	(73,368)	93,928	(2,695)	650,699	(99,647)	(587,555)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	473,255	389,164	18,443	(8,022)	1,455,425	880,179	93,387
Net increase (decrease) in net assets from operations	$287,454	$354,717	$122,002	$(966)	$2,355,031	$894,484	$(494,173)

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED-RISK ALLOCATION	COMSTOCK	CORE EQUITY	CORE PLUS BOND (a)*	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE
Changes from operations:
Net investment income (expense)	$5,398	$38,921	$9,631	$9,751	$248,907	$113,952	$(5)
Net realized gain (loss) on investments in portfolio shares	(191,199)	(73,368)	93,928	(2,695)	650,699	(99,647)	(587,555)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	473,255	389,164	18,443	(8,022)	1,455,425	880,179	93,387
Net increase (decrease) in net assets from operations	287,454	354,717	122,002	(966)	2,355,031	894,484	(494,173)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	112,581	30,559	13,276	—	331,042	79,785	43,903
Contract redemptions	(158,014)	(213,634)	(75,637)	(34,468)	(1,275,869)	(271,608)	(177,270)
Net transfers	829,572	(784,428)	972,103	475,400	12,563,904	2,542,676	(973,846)
Net increase (decrease) in net assets from contract owners' transactions	784,139	(967,503)	909,742	440,932	11,619,077	2,350,853	(1,107,213)
Net increase (decrease) in net assets	1,071,593	(612,786)	1,031,744	439,966	13,974,108	3,245,337	(1,601,386)
Net assets, beginning of period	2,280,217	2,930,874	794,220	—	6,698,806	5,884,632	2,884,150
Net assets, end of period	$3,351,810	$2,318,088	$1,825,964	$439,966	$20,672,914	$9,129,969	$1,282,764

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	INVESCO VARIABLE INSURANCE FUNDS (continued)					INVESCO VARIABLE INSURANCE FUNDS (continued)
	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET (e)*	GOVERNMENT SECURITIES	GROWTH AND INCOME	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	TECHNOLOGY	VALUE OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$174,461	$278,165	$555,201	$19,769	$1,107,338	$121,094	$—	$—	$8
Expenses:
Mortality and expense risk fees	919	280	—	—	11	—	—	—	—
Net investment income (expense)	173,542	277,885	555,201	19,769	1,107,327	121,094	—	—	8
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(59,635)	—	(65,761)	(400,615)	105,012	(164,078)	(218,111)	(268,068)	(41,412)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	39,995	—	12
Net realized long-term capital gain distributions from investments in portfolio shares	204,097	—	—	163,376	—	—	171,387	9,739	3,073
Net realized gain (loss) on investments in portfolio shares	144,462	—	(65,761)	(237,239)	105,012	(164,078)	(6,729)	(258,329)	(38,327)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(134,685)	—	(330,715)	542,050	85,113	(92,415)	392,629	19,007	23,370
Net increase (decrease) in net assets from operations	$183,319	$277,885	$158,725	$324,580	$1,297,452	$(135,399)	$385,900	$(239,322)	$(14,949)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	INVESCO VARIABLE INSURANCE FUNDS (continued)					INVESCO VARIABLE INSURANCE FUNDS (continued)
	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET (e)*	GOVERNMENT SECURITIES	GROWTH AND INCOME	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	TECHNOLOGY	VALUE OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$173,542	$277,885	$555,201	$19,769	$1,107,327	$121,094	$—	$—	$8
Net realized gain (loss) on investments in portfolio shares	144,462	—	(65,761)	(237,239)	105,012	(164,078)	(6,729)	(258,329)	(38,327)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(134,685)	—	(330,715)	542,050	85,113	(92,415)	392,629	19,007	23,370
Net increase (decrease) in net assets from operations	183,319	277,885	158,725	324,580	1,297,452	(135,399)	385,900	(239,322)	(14,949)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,090,680	537,304,356	748,447	58,860	1,452,553	137,496	32,769	48,123	1
Contract redemptions	(400,179)	(109,296,783)	(8,128,579)	(82,294)	(3,322,705)	(495,005)	(298,318)	(38,500)	(206)
Net transfers	387,428	(531,455,671)	10,744,610	1,927,305	20,121,082	1,313,325	542,186	(2,275,464)	(81,146)
Net increase (decrease) in net assets from contract owners' transactions	1,077,929	(103,448,098)	3,364,478	1,903,871	18,250,930	955,816	276,637	(2,265,841)	(81,351)
Net increase (decrease) in net assets	1,261,248	(103,170,213)	3,523,203	2,228,451	19,548,382	820,417	662,537	(2,505,163)	(96,300)
Net assets, beginning of period	9,402,983	374,712,176	5,630,724	1,725,659	2,786,676	7,483,549	2,552,222	2,808,616	107,882
Net assets, end of period	$10,664,231	$271,541,963	$9,153,927	$3,954,110	$22,335,058	$8,303,966	$3,214,759	$303,453	$11,582

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	IVY VARIABLE INSURANCE PORTFOLIOS (f)*
	ASSET STRATEGY	BALANCED	BOND	DIVIDEND OPPORTUNITIES	ENERGY
Investment income:
Income dividends from investments in portfolio shares	$52,452	$59,184	$131,986	$2,088	$3,272
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	52,452	59,184	131,986	2,088	3,272
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(2,515,113)	(632,346)	(16,317)	(581)	(146,059)
Net realized short-term capital gain distributions from investments in portfolio shares	—	62,874	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	576,387	14,848	9,373	—
Net realized gain (loss) on investments in portfolio shares	(2,515,113)	6,915	(1,469)	8,792	(146,059)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,169,870	(54,199)	(13,933)	393	682,369
Net increase (decrease) in net assets from operations	$(292,791)	$11,900	$116,584	$11,273	$539,582

	IVY VARIABLE INSURANCE PORTFOLIOS (f)*
	ASSET STRATEGY	BALANCED	BOND	DIVIDEND OPPORTUNITIES	ENERGY
Changes from operations:
Net investment income (expense)	$52,452	$59,184	$131,986	$2,088	$3,272
Net realized gain (loss) on investments in portfolio shares	(2,515,113)	6,915	(1,469)	8,792	(146,059)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,169,870	(54,199)	(13,933)	393	682,369
Net increase (decrease) in net assets from operations	(292,791)	11,900	116,584	11,273	539,582
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	150,696	370	11,717	—	53,387
Contract redemptions	(627,898)	(255,105)	(591,894)	(15,465)	(169,634)
Net transfers	(2,459,975)	(466,065)	596,412	(21,375)	1,522,432
Net increase (decrease) in net assets from contract owners' transactions	(2,937,177)	(720,800)	16,235	(36,840)	1,406,185
Net increase (decrease) in net assets	(3,229,968)	(708,900)	132,819	(25,567)	1,945,767
Net assets, beginning of period	10,586,122	5,075,774	1,338,752	190,451	2,003,766
Net assets, end of period	$7,356,154	$4,366,874	$1,471,571	$164,884	$3,949,533

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	IVY VARIABLE INSURANCE PORTFOLIOS (continued) (f)*					IVY VARIABLE INSURANCE PORTFOLIOS (continued) (f)*
	GLOBAL BOND	NATURAL RESOURCES (s)*	GROWTH	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	SCIENCE AND TECHNOLOGY	VALUE
Investment income:
Income dividends from investments in portfolio shares	$18,327	$5,936	$5	$1,253,082	$63,011	$—	$—	$12,971
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	18,327	5,936	5	1,253,082	63,011	—	—	12,971
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(17,582)	(117,489)	(3,211)	(27,280)	(1,715)	(59,083)	(1,065,721)	(169,401)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	113	—	—	30,847	—	21,740
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	1,926	—	—	187,288	170,715	103,801
Net realized gain (loss) on investments in portfolio shares	(17,582)	(117,489)	(1,172)	(27,280)	(1,715)	159,052	(895,006)	(43,860)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	48,963	359,739	211	1,323,221	17,715	66,146	586,680	125,506
Net increase (decrease) in net assets from operations	$49,708	$248,186	$(956)	$2,549,023	$79,011	$225,198	$(308,326)	$94,617

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	IVY VARIABLE INSURANCE PORTFOLIOS (continued) (f)*					IVY VARIABLE INSURANCE PORTFOLIOS (continued) (f)*
	GLOBAL BOND	NATURAL RESOURCES (s)*	GROWTH	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	SCIENCE AND TECHNOLOGY	VALUE
Changes from operations:
Net investment income (expense)	$18,327	$5,936	$5	$1,253,082	$63,011	$—	$—	$12,971
Net realized gain (loss) on investments in portfolio shares	(17,582)	(117,489)	(1,172)	(27,280)	(1,715)	159,052	(895,006)	(43,860)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	48,963	359,739	211	1,323,221	17,715	66,146	586,680	125,506
Net increase (decrease) in net assets from operations	49,708	248,186	(956)	2,549,023	79,011	225,198	(308,326)	94,617
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,391	50,737	(1)	293,889	44,181	64,429	117,524	9,901
Contract redemptions	(50,831)	(76,598)	(26,546)	(2,644,560)	(294,863)	(165,182)	(652,144)	(171,885)
Net transfers	546,246	876,762	—	16,278,325	13,659	209,889	(2,897,643)	(161,394)
Net increase (decrease) in net assets from contract owners' transactions	496,806	850,901	(26,547)	13,927,654	(237,023)	109,136	(3,432,263)	(323,378)
Net increase (decrease) in net assets	546,514	1,099,087	(27,503)	16,476,677	(158,012)	334,334	(3,740,589)	(228,761)
Net assets, beginning of period	495,944	709,958	47,401	7,568,429	3,690,941	3,666,595	7,266,409	1,181,584
Net assets, end of period	$1,042,458	$1,809,045	$19,898	$24,045,106	$3,532,929	$4,000,929	$3,525,820	$952,823

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	JANUS HENDERSON VIT FUNDS - INSTITUTIONAL (t)*
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	RESEARCH (u)*	OVERSEAS
Investment income:
Income dividends from investments in portfolio shares	$682,294	$142,657	$90,268	$10,090	$13,690	$105,766
Expenses:
Mortality and expense risk fees	—	690	—	240	186	—
Net investment income (expense)	682,294	141,967	90,268	9,850	13,504	105,766
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	28,898	(123,731)	(962,645)	(95,667)	(147,343)	(1,291,168)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	449,161	1,271,717	1,342,999	—	151,019	59,100
Net realized gain (loss) on investments in portfolio shares	478,059	1,147,986	380,354	(95,667)	3,676	(1,232,068)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	371,667	693,625	(414,713)	62,815	(16,623)	830,672
Net increase (decrease) in net assets from operations	$1,532,020	$1,983,578	$55,909	$(23,002)	$557	$(295,630)

	JANUS HENDERSON VIT FUNDS - INSTITUTIONAL (t)*
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	RESEARCH (u)*	OVERSEAS
Changes from operations:
Net investment income (expense)	$682,294	$141,967	$90,268	$9,850	$13,504	$105,766
Net realized gain (loss) on investments in portfolio shares	478,059	1,147,986	380,354	(95,667)	3,676	(1,232,068)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	371,667	693,625	(414,713)	62,815	(16,623)	830,672
Net increase (decrease) in net assets from operations	1,532,020	1,983,578	55,909	(23,002)	557	(295,630)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,475,116	2,056,422	1,435,827	138,984	63,013	154,749
Contract redemptions	(1,569,389)	(1,001,079)	(190,549)	(41,891)	(254,303)	(116,717)
Net transfers	1,563,252	5,241,996	(6,806,753)	(72,429)	230,439	(1,485,150)
Net increase (decrease) in net assets from contract owners' transactions	1,468,979	6,297,339	(5,561,475)	24,664	39,149	(1,447,118)
Net increase (decrease) in net assets	3,000,999	8,280,917	(5,505,566)	1,662	39,706	(1,742,748)
Net assets, beginning of period	27,953,708	13,488,382	12,651,578	1,124,799	2,499,990	3,404,822
Net assets, end of period	$30,954,707	$21,769,299	$7,146,012	$1,126,461	$2,539,696	$1,662,074

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	JANUS HENDERSON VIT FUNDS INSTITUTIONAL (t)* (continued)	JANUS HENDERSON VIT FUNDS - SERVICE (t)*				JOHN HANCOCK VARIABLE INSURANCE TRUST	JPMORGAN INSURANCE TRUST
	PERKINS MID CAP VALUE	FLEXIBLE BOND	GLOBAL ALLOCATION MODERATE	GLOBAL TECHNOLOGY	GLOBAL UNCONSTRAINED BOND (a)*	EMERGING MARKETS TRUST FUND	GLOBAL ALLOCATION	INCOME BUILDER
Investment income:
Income dividends from investments in portfolio shares	$97,206	$713,058	$227	$111	$12,403	$52,238	$218,263	$96,595
Expenses:
Mortality and expense risk fees	—	—	—	—	—	1,594	—	—
Net investment income (expense)	97,206	713,058	227	111	12,403	50,644	218,263	96,595
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(44,206)	(131,718)	—	(1,078)	(2,250)	102,839	447	8,720
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	31	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,128,165	—	475	4,298	—	—	56	—
Net realized gain (loss) on investments in portfolio shares	1,083,959	(131,718)	475	3,220	(2,250)	102,839	534	8,720
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	319,409	534	(149)	12,013	(8,180)	15,123	320,170	123,086
Net increase (decrease) in net assets from operations	$1,500,574	$581,874	$553	$15,344	$1,973	$168,606	$538,967	$228,401

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	JANUS HENDERSON VIT FUNDS INSTITUTIONAL (t)* (continued)	JANUS HENDERSON VIT FUNDS - SERVICE (t)*				JOHN HANCOCK VARIABLE INSURANCE TRUST	JPMORGAN INSURANCE TRUST
	PERKINS MID CAP VALUE	FLEXIBLE BOND	GLOBAL ALLOCATION MODERATE	GLOBAL TECHNOLOGY	GLOBAL UNCONSTRAINED BOND (a)*	EMERGING MARKETS TRUST FUND	GLOBAL ALLOCATION	INCOME BUILDER
Changes from operations:
Net investment income (expense)	$97,206	$713,058	$227	$111	$12,403	$50,644	$218,263	$96,595
Net realized gain (loss) on investments in portfolio shares	1,083,959	(131,718)	475	3,220	(2,250)	102,839	534	8,720
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	319,409	534	(149)	12,013	(8,180)	15,123	320,170	123,086
Net increase (decrease) in net assets from operations	1,500,574	581,874	553	15,344	1,973	168,606	538,967	228,401
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	97,502	441,878	1	—	—	133,564	70,405	61,637
Contract redemptions	(507,999)	(1,831,260)	(22)	(2,394)	(311)	(79,642)	(67,554)	(198,396)
Net transfers	7,574,737	2,244,488	—	(2,665)	301,778	1,982,306	7,215,288	2,942,769
Net increase (decrease) in net assets from contract owners' transactions	7,164,240	855,106	(21)	(5,059)	301,467	2,036,228	7,218,139	2,806,010
Net increase (decrease) in net assets	8,664,814	1,436,980	532	10,285	303,440	2,204,834	7,757,106	3,034,411
Net assets, beginning of period	7,196,935	27,298,226	18,796	116,501	—	426,348	132,008	215,222
Net assets, end of period	$15,861,749	$28,735,206	$19,328	$126,786	$303,440	$2,631,182	$7,889,114	$3,249,633

*  See Footnote 6 for details.
The accompanying notes are an integral part of these financial statements.

	LAZARD RETIREMENT SERIES					LEGG MASON PARTNERS VARIABLE EQUITY TRUST
	EMERGING MARKETS EQUITY	GLOBAL DYNAMIC MULTI ASSET	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	BW ABSOLUTE RETURN OPPOR- TUNITIES (h)*
Investment income:
Income dividends from investments in portfolio shares	$306,185	$2,679	$176,805	$—	$1,937	$—
Expenses:
Mortality and expense risk fees	5	—	—	20	—	—
Net investment income (expense)	306,180	2,679	176,805	(20)	1,937	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(3,214,708)	(53,333)	(468,731)	(101,422)	(9,266)	4,186
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	1,808	7,316	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	3,847	29,569	64,308	11,849	2,728
Net realized gain (loss) on investments in portfolio shares	(3,214,708)	(49,486)	(439,162)	(35,306)	9,899	6,914
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	7,571,593	87,424	(385,296)	231,222	154,342	91,146
Net increase (decrease) in net assets from operations	$4,663,065	$40,617	$(647,653)	$195,896	$166,178	$98,060

	LAZARD RETIREMENT SERIES					LEGG MASON PARTNERS VARIABLE EQUITY TRUST
	EMERGING MARKETS EQUITY	GLOBAL DYNAMIC MULTI ASSET	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	BW ABSOLUTE RETURN OPPOR- TUNITIES (h)*
Changes from operations:
Net investment income (expense)	$306,180	$2,679	$176,805	$(20)	$1,937	$—
Net realized gain (loss) on investments in portfolio shares	(3,214,708)	(49,486)	(439,162)	(35,306)	9,899	6,914
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	7,571,593	87,424	(385,296)	231,222	154,342	91,146
Net increase (decrease) in net assets from operations	4,663,065	40,617	(647,653)	195,896	166,178	98,060
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,554,636	5,308	132,928	15,647	51,426	1,251
Contract redemptions	(1,285,627)	(31,456)	(828,399)	(83,797)	(31,892)	(38,931)
Net transfers	3,469,239	(141,167)	276,796	175,591	(70,119)	(1,063,362)
Net increase (decrease) in net assets from contract owners' transactions	3,738,248	(167,315)	(418,675)	107,441	(50,585)	(1,101,042)
Net increase (decrease) in net assets	8,401,313	(126,698)	(1,066,328)	303,337	115,593	(1,002,982)
Net assets, beginning of period	20,988,269	1,199,655	14,255,275	1,599,169	1,763,413	1,002,982
Net assets, end of period	$29,389,582	$1,072,957	$13,188,947	$1,902,506	$1,879,006	$—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued)					LEGG MASON PARTNERS VARIABLE INCOME TRUST
	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE EQUITY INCOME	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY	WESTERN ASSET GLOBAL HIGH YIELD BOND
Investment income:
Income dividends from investments in portfolio shares	$67,710	$99,090	$40,379	$—	$7,358	$166,398
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	67,710	99,090	40,379	—	7,358	166,398
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,192,955)	200,135	(182,583)	(157,757)	(89,403)	80,932
Net realized short-term capital gain distributions from investments in portfolio shares	7,839	—	46,996	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	535,535	—	601,954	79,264	16,038	—
Net realized gain (loss) on investments in portfolio shares	(649,581)	200,135	466,367	(78,493)	(73,365)	80,932
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	538,408	369,385	98,773	154,692	56,499	88,373
Net increase (decrease) in net assets from operations	$(43,463)	$668,610	$605,519	$76,199	$(9,508)	$335,703

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued)					LEGG MASON PARTNERS VARIABLE INCOME TRUST
	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE EQUITY INCOME	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY	WESTERN ASSET GLOBAL HIGH YIELD BOND
Changes from operations:
Net investment income (expense)	$67,710	$99,090	$40,379	$—	$7,358	$166,398
Net realized gain (loss) on investments in portfolio shares	(649,581)	200,135	466,367	(78,493)	(73,365)	80,932
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	538,408	369,385	98,773	154,692	56,499	88,373
Net increase (decrease) in net assets from operations	(43,463)	668,610	605,519	76,199	(9,508)	335,703
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	77,634	173,089	83,404	109,274	44,999	54,896
Contract redemptions	(545,285)	(377,939)	(347,374)	(91,714)	(33,033)	(156,771)
Net transfers	(1,744,968)	3,746,968	901,523	(148,006)	(830,358)	862,663
Net increase (decrease) in net assets from contract owners' transactions	(2,212,619)	3,542,118	637,553	(130,446)	(818,392)	760,788
Net increase (decrease) in net assets	(2,256,082)	4,210,728	1,243,072	(54,247)	(827,900)	1,096,491
Net assets, beginning of period	12,933,166	2,145,941	6,322,723	1,968,414	1,624,788	1,675,710
Net assets, end of period	$10,677,084	$6,356,669	$7,565,795	$1,914,167	$796,888	$2,772,201

The accompanying notes are an integral part of these financial statements.

	LORD ABBETT SERIES FUND					MFS VARIABLE INSURANCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	GROWTH SERIES	VALUE SERIES	BOND INDEX
Investment income:
Income dividends from investments in portfolio shares	$835,270	$97,011	$735	$108,563	$41,687	$—	$2,577	$106,919
Expenses:
Mortality and expense risk fees	—	—	—	573	—	—	—	12,596
Net investment income (expense)	835,270	97,011	735	107,990	41,687	—	2,577	94,323
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(410,566)	(117,831)	(2,224)	114,993	(754,870)	2,454	2,952	23,489
Net realized short-term capital gain distributions from investments in portfolio shares	—	72,416	—	76,946	—	—	133	7,449
Net realized long-term capital gain distributions from investments in portfolio shares	—	293,976	2,722	6,186	—	7,731	11,247	2,449
Net realized gain (loss) on investments in portfolio shares	(410,566)	248,561	498	198,125	(754,870)	10,185	14,332	33,387
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,007,135	260,574	7,512	538	334,981	(3,273)	1,694	(50,277)
Net increase (decrease) in net assets from operations	$2,431,839	$606,146	$8,745	$306,653	$(378,202)	$6,912	$18,603	$77,433

	LORD ABBETT SERIES FUND					MFS VARIABLE INSURANCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	GROWTH SERIES	VALUE SERIES	BOND INDEX
Changes from operations:
Net investment income (expense)	$835,270	$97,011	$735	$107,990	$41,687	$—	$2,577	$94,323
Net realized gain (loss) on investments in portfolio shares	(410,566)	248,561	498	198,125	(754,870)	10,185	14,332	33,387
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,007,135	260,574	7,512	538	334,981	(3,273)	1,694	(50,277)
Net increase (decrease) in net assets from operations	2,431,839	606,146	8,745	306,653	(378,202)	6,912	18,603	77,433
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	553,499	340,270	1	48,496	75,632	(2,667)	(335)	228,759
Contract redemptions	(910,663)	(359,648)	(147)	(24,780)	(136,821)	(168)	(183)	(406,032)
Net transfers	(667,362)	2,319,101	(9,824)	4,946,817	(1,722,543)	241,473	260,263	1,728,667
Net increase (decrease) in net assets from contract owners' transactions	(1,024,526)	2,299,723	(9,970)	4,970,533	(1,783,732)	238,638	259,745	1,551,394
Net increase (decrease) in net assets	1,407,313	2,905,869	(1,225)	5,277,186	(2,161,934)	245,550	278,348	1,628,827
Net assets, beginning of period	17,510,342	3,098,709	76,513	2,595,355	6,252,486	—	—	2,625,043
Net assets, end of period	$18,917,655	$6,004,578	$75,288	$7,872,541	$4,090,552	$245,550	$278,348	$4,253,870

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	INTERNATIONAL INDEX	MID CAP INDEX	S&P 500 INDEX	SMALL CAP INDEX	US EQUITY INDEX PUTWRITE STRATEGY (w)*
Investment income:
Income dividends from investments in portfolio shares	$359,756	$154,480	$355,186	$132,185	$—
Expenses:
Mortality and expense risk fees	16,167	13,675	21,692	16,338	—
Net investment income (expense)	343,589	140,805	333,494	115,847	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(424,677)	279,545	420,549	(264,735)	(22,713)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	15,116	49,464	6,096
Net realized long-term capital gain distributions from investments in portfolio shares	—	900,015	220,426	1,098,801	—
Net realized gain (loss) on investments in portfolio shares	(424,677)	1,179,560	656,091	883,530	(16,617)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	319,347	347,593	647,731	871,992	33,623
Net increase (decrease) in net assets from operations	$238,259	$1,667,958	$1,637,316	$1,871,369	$17,006

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	INTERNATIONAL INDEX	MID CAP INDEX	S&P 500 INDEX	SMALL CAP INDEX	US EQUITY INDEX PUTWRITE STRATEGY (w)*
Changes from operations:
Net investment income (expense)	$343,589	$140,805	$333,494	$115,847	$—
Net realized gain (loss) on investments in portfolio shares	(424,677)	1,179,560	656,091	883,530	(16,617)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	319,347	347,593	647,731	871,992	33,623
Net increase (decrease) in net assets from operations	238,259	1,667,958	1,637,316	1,871,369	17,006
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	856,112	392,776	965,107	459,538	7,802
Contract redemptions	(368,251)	(227,328)	(3,364,863)	(418,354)	(538,152)
Net transfers	2,193,162	3,646,596	849,704	1,041,919	891,928
Net increase (decrease) in net assets from contract owners' transactions	2,681,023	3,812,044	(1,550,052)	1,083,103	361,578
Net increase (decrease) in net assets	2,919,282	5,480,002	87,264	2,954,472	378,584
Net assets, beginning of period	9,786,922	7,085,486	12,151,437	8,362,877	648,944
Net assets, end of period	$12,706,204	$12,565,488	$12,238,701	$11,317,349	$1,027,528

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST
	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE	7TWELVE BALANCED CL 3	7TWELVE BALANCED CL 4	ADAPTIVE ALLOCATION	ANCHOR TACTICAL CREDIT STRATEGIES (b)*
Investment income:
Income dividends from investments in portfolio shares	$5,782	$—	$24,735	$50,614	$11,268	$9,318	$168	$—	$—
Expenses:
Mortality and expense risk fees	30	3	—	—	—	—	—	—	—
Net investment income (expense)	5,752	(3)	24,735	50,614	11,268	9,318	168	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	52,672	(634,018)	(304,542)	(41,187)	(68,487)	204,505	(6,607)	(4,280)	276
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	63,379	83,371	281,205	—	57,857	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	116,051	(550,647)	(23,337)	(41,187)	(10,630)	204,505	(6,607)	(4,280)	276
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	222,660	519,461	632,344	52,791	161,722	43,682	21,958	5,542	6,995
Net increase (decrease) in net assets from operations	$344,463	$(31,189)	$633,742	$62,218	$162,360	$257,505	$15,519	$1,262	$7,271

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST
	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE	7TWELVE BALANCED CL 3	7TWELVE BALANCED CL 4	ADAPTIVE ALLOCATION	ANCHOR TACTICAL CREDIT STRATEGIES (b)*
Changes from operations:
Net investment income (expense)	$5,752	$(3)	$24,735	$50,614	$11,268	$9,318	$168	$—	$—
Net realized gain (loss) on investments in portfolio shares	116,051	(550,647)	(23,337)	(41,187)	(10,630)	204,505	(6,607)	(4,280)	276
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	222,660	519,461	632,344	52,791	161,722	43,682	21,958	5,542	6,995
Net increase (decrease) in net assets from operations	344,463	(31,189)	633,742	62,218	162,360	257,505	15,519	1,262	7,271
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	70,236	16,564	48,467	51,121	29,001	2	—	1	(806)
Contract redemptions	(234,248)	(137,782)	(262,331)	(477,562)	(155,792)	(748,812)	(480)	(469)	(8,651)
Net transfers	4,563,152	(2,264,127)	(34,138)	(1,174,120)	(285,347)	607,421	(121,861)	(84,240)	7,055,127
Net increase (decrease) in net assets from contract owners' transactions	4,399,140	(2,385,345)	(248,002)	(1,600,561)	(412,138)	(141,389)	(122,341)	(84,708)	7,045,670
Net increase (decrease) in net assets	4,743,603	(2,416,534)	385,740	(1,538,343)	(249,778)	116,116	(106,822)	(83,446)	7,052,941
Net assets, beginning of period	1,333,037	4,231,651	4,487,296	5,724,726	1,953,412	331,103	211,303	97,876	—
Net assets, end of period	$6,076,640	$1,815,117	$4,873,036	$4,186,383	$1,703,634	$447,219	$104,481	$14,430	$7,052,941

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	BTS TACTICAL FIXED INCOME	CHANGING PARAMETERS	JNF EXCEED DEFINED SHIELD INDEX (g)*	POWER MOMENTUM (x)*	POWER DIVIDEND INDEX (y)*
Investment income:
Income dividends from investments in portfolio shares	$1,537	$63,844	$68,791	$4,344	$7,677
Expenses:
Mortality and expense risk fees	—	—	—	1,420	599
Net investment income (expense)	1,537	63,844	68,791	2,924	7,078
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	307,183	265,358	(189,350)	(372,267)	(205,765)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	307,183	265,358	(189,350)	(372,267)	(205,765)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	172,925	636,795	203,426	397,536	195,576
Net increase (decrease) in net assets from operations	$481,645	$965,997	$82,867	$28,193	$(3,111)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	BTS TACTICAL FIXED INCOME	CHANGING PARAMETERS	JNF EXCEED DEFINED SHIELD INDEX (g)*	POWER MOMENTUM (x)*	POWER DIVIDEND INDEX (y)*
Changes from operations:
Net investment income (expense)	$1,537	$63,844	$68,791	$2,924	$7,078
Net realized gain (loss) on investments in portfolio shares	307,183	265,358	(189,350)	(372,267)	(205,765)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	172,925	636,795	203,426	397,536	195,576
Net increase (decrease) in net assets from operations	481,645	965,997	82,867	28,193	(3,111)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	304,421	98	(1,079)	42,163	5,036
Contract redemptions	(588,636)	(4,518,977)	(330,781)	(289,976)	(86,996)
Net transfers	8,450,701	(626,485)	(399,657)	(644,832)	(141,693)
Net increase (decrease) in net assets from contract owners' transactions	8,166,486	(5,145,364)	(731,517)	(892,645)	(223,653)
Net increase (decrease) in net assets	8,648,131	(4,179,367)	(648,650)	(864,452)	(226,764)
Net assets, beginning of period	63,426	11,927,509	1,137,064	2,058,987	962,954
Net assets, end of period	$8,711,557	$7,748,142	$488,414	$1,194,535	$736,190

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	MARINER MANAGED FUTURES STRATEGY	POWER INCOME	PROBABILITIES	TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 2	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$937	$284	$2,974	$2,236	$25,626	$656
Expenses:
Mortality and expense risk fees	—	—	—	—	—	198	—	282	—
Net investment income (expense)	—	—	—	937	284	2,776	2,236	25,344	656
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(8,930)	(166,602)	(1,491,230)	4	(1)	(90)	(53,502)	25,248	491
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	823	175	—	—	39,761	1,155
Net realized gain (loss) on investments in portfolio shares	(8,930)	(166,602)	(1,491,230)	827	174	(90)	(53,502)	65,009	1,646
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(556,329)	268,237	1,765,630	8,579	1,506	12,506	89,122	137,519	3,813
Net increase (decrease) in net assets from operations	$(565,259)	$101,635	$274,400	$10,343	$1,964	$15,192	$37,856	$227,872	$6,115

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	MARINER MANAGED FUTURES STRATEGY	POWER INCOME	PROBABILITIES	TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 2	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2
Changes from operations:
Net investment income (expense)	$—	$—	$—	$937	$284	$2,776	$2,236	$25,344	$656
Net realized gain (loss) on investments in portfolio shares	(8,930)	(166,602)	(1,491,230)	827	174	(90)	(53,502)	65,009	1,646
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(556,329)	268,237	1,765,630	8,579	1,506	12,506	89,122	137,519	3,813
Net increase (decrease) in net assets from operations	(565,259)	101,635	274,400	10,343	1,964	15,192	37,856	227,872	6,115
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	17,177	141	80,177	—	—	—	(2,343)	—	—
Contract redemptions	(70,391)	(1,688,806)	(9,304,914)	(144)	(70)	(2,155)	(1,598,207)	(107,516)	(3,160)
Net transfers	(174,689)	(334,191)	(872,555)	—	148,024	—	31,674	120,193	—
Net increase (decrease) in net assets from contract owners' transactions	(227,903)	(2,022,856)	(10,097,292)	(144)	147,954	(2,155)	(1,568,876)	12,677	(3,160)
Net increase (decrease) in net assets	(793,162)	(1,921,221)	(9,822,892)	10,199	149,918	13,037	(1,531,020)	240,549	2,955
Net assets, beginning of period	6,173,871	3,220,692	25,800,560	77,222	22,345	250,992	1,819,353	1,832,417	51,382
Net assets, end of period	$5,380,709	$1,299,471	$15,977,668	$87,421	$172,263	$264,029	$288,333	$2,072,966	$54,337

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	NORTHERN LIGHTS VARIABLE TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2	TOPS MANAGED RISK GROWTH ETF CLASS 1	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2
Investment income:
Income dividends from investments in portfolio shares	$13,006	$25,165	$597,989	$5,642	$28,142	$10,826	$11,637	$199
Expenses:
Mortality and expense risk fees	212	—	7,924	—	2	—	306	—
Net investment income (expense)	12,794	25,165	590,065	5,642	28,140	10,826	11,331	199
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(19,250)	(28,596)	224,702	(7,252)	(66,348)	(156,994)	12,761	(157)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	9,599	188
Net realized gain (loss) on investments in portfolio shares	(19,250)	(28,596)	224,702	(7,252)	(66,348)	(156,994)	22,360	31
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	57,580	126,557	916,359	18,748	133,226	166,213	138,258	3,009
Net increase (decrease) in net assets from operations	$51,124	$123,126	$1,731,126	$17,138	$95,018	$20,045	$171,949	$3,239

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	NORTHERN LIGHTS VARIABLE TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2	TOPS MANAGED RISK GROWTH ETF CLASS 1	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2
Changes from operations:
Net investment income (expense)	$12,794	$25,165	$590,065	$5,642	$28,140	$10,826	$11,331	$199
Net realized gain (loss) on investments in portfolio shares	(19,250)	(28,596)	224,702	(7,252)	(66,348)	(156,994)	22,360	31
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	57,580	126,557	916,359	18,748	133,226	166,213	138,258	3,009
Net increase (decrease) in net assets from operations	51,124	123,126	1,731,126	17,138	95,018	20,045	171,949	3,239
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2	8,936	(132)	216,799	—	178,933	—	15
Contract redemptions	(400,117)	(227,154)	(4,437,231)	(11,872)	(302,112)	(1,051,693)	(190,305)	(1,590)
Net transfers	(49,231)	153,733	(1,317,819)	(45,538)	(1,120,151)	118,386	298,381	—
Net increase (decrease) in net assets from contract owners' transactions	(449,346)	(64,485)	(5,755,182)	159,389	(1,422,263)	(754,374)	108,076	(1,575)
Net increase (decrease) in net assets	(398,222)	58,641	(4,024,056)	176,527	(1,327,245)	(734,329)	280,025	1,664
Net assets, beginning of period	908,999	2,094,009	32,033,683	173,337	2,945,733	1,492,077	1,603,698	31,950
Net assets, end of period	$510,777	$2,152,650	$28,009,627	$349,864	$1,618,488	$757,748	$1,883,723	$33,614

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	OPPENHEIMER VARIABLE ACCOUNT FUNDS
	CONSERVATIVE BALANCED	TOTAL RETURN BOND (z)*	GLOBAL	GLOBAL MULTI- ALTERNATIVES	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH
Investment income:
Income dividends from investments in portfolio shares	$2,518	$150,259	$63,403	$5,109	$81,501	$114,930
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	2,518	150,259	63,403	5,109	81,501	114,930
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5	84,425	(370,706)	(5,916)	(69,497)	(1,304,063)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	14,093	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	548,062	—	—	316,676
Net realized gain (loss) on investments in portfolio shares	5	84,425	191,449	(5,916)	(69,497)	(987,387)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	3,179	(52,680)	(291,054)	7,592	92,077	486,926
Net increase (decrease) in net assets from operations	$5,702	$182,004	$(36,202)	$6,785	$104,081	$(385,531)

	OPPENHEIMER VARIABLE ACCOUNT FUNDS
	CONSERVATIVE BALANCED	TOTAL RETURN BOND (z)*	GLOBAL	GLOBAL MULTI- ALTERNATIVES	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH
Changes from operations:
Net investment income (expense)	$2,518	$150,259	$63,403	$5,109	$81,501	$114,930
Net realized gain (loss) on investments in portfolio shares	5	84,425	191,449	(5,916)	(69,497)	(987,387)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	3,179	(52,680)	(291,054)	7,592	92,077	486,926
Net increase (decrease) in net assets from operations	5,702	182,004	(36,202)	6,785	104,081	(385,531)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1	76,305	144,981	—	225,826	194,074
Contract redemptions	(43)	(626,089)	(364,158)	(13,421)	(120,061)	(558,028)
Net transfers	—	(1,984,420)	1,334,580	231,494	235,551	1,732,616
Net increase (decrease) in net assets from contract owners' transactions	(42)	(2,534,204)	1,115,403	218,073	341,316	1,368,662
Net increase (decrease) in net assets	5,660	(2,352,200)	1,079,201	224,858	445,397	983,131
Net assets, beginning of period	114,951	4,081,907	8,471,135	230,759	1,406,035	11,864,670
Net assets, end of period	$120,611	$1,729,707	$9,550,336	$455,617	$1,851,432	$12,847,801

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	OPPENHEIMER VARIABLE ACCOUNT FUNDS (continued)	PIMCO VARIABLE INSURANCE TRUST
	MAIN STREET®	ALL ASSET	ALL ASSET ALL AUTHORITY ADMIN	ALL ASSET ALL AUTHORITY INSTITUTIONAL	COMMODITY- REALRETURN STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$14,290	$291,731	$50,173	$25,046	$106,182
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	14,290	291,731	50,173	25,046	106,182
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(175,708)	(2,403,274)	(244,978)	(62)	(3,175,929)
Net realized short-term capital gain distributions from investments in portfolio shares	5,855	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	193,468	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	23,615	(2,403,274)	(244,978)	(62)	(3,175,929)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	144,434	3,542,846	360,146	70,826	4,322,448
Net increase (decrease) in net assets from operations	$182,339	$1,431,303	$165,341	$95,810	$1,252,701

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	OPPENHEIMER VARIABLE ACCOUNT FUNDS (continued)	PIMCO VARIABLE INSURANCE TRUST
	MAIN STREET®	ALL ASSET	ALL ASSET ALL AUTHORITY ADMIN	ALL ASSET ALL AUTHORITY INSTITUTIONAL	COMMODITY- REALRETURN STRATEGY
Changes from operations:
Net investment income (expense)	$14,290	$291,731	$50,173	$25,046	$106,182
Net realized gain (loss) on investments in portfolio shares	23,615	(2,403,274)	(244,978)	(62)	(3,175,929)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	144,434	3,542,846	360,146	70,826	4,322,448
Net increase (decrease) in net assets from operations	182,339	1,431,303	165,341	95,810	1,252,701
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	22,824	80,071	3,040	—	887,279
Contract redemptions	(109,338)	(644,460)	(66,586)	(260)	(307,735)
Net transfers	158,652	(9,150,626)	(247,022)	8,748	1,260,215
Net increase (decrease) in net assets from contract owners' transactions	72,138	(9,715,015)	(310,568)	8,488	1,839,759
Net increase (decrease) in net assets	254,477	(8,283,712)	(145,227)	104,298	3,092,460
Net assets, beginning of period	2,794,862	18,816,375	2,112,075	689,479	7,752,375
Net assets, end of period	$3,049,339	$10,532,663	$1,966,848	$793,777	$10,844,835

*  See Footnote 6 for details.
The accompanying notes are an integral part of these financial statements.

	PIMCO VARIABLE INSURANCE TRUST (continued)
	EMERGING MARKETS BOND	FOREIGN BOND UNHEDGED	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL CORE BOND (HEDGED) (aa)*	GLOBAL BOND UNHEDGED	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET	HIGH YIELD	INCOME (a)*
Investment income:
Income dividends from investments in portfolio shares	$1,200,034	$72,491	$336,979	$4,236	$37,284	$213	$21,628	$1,704,305	$546,828
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	1,200,034	72,491	336,979	4,236	37,284	213	21,628	1,704,305	546,828
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	701,573	(162,005)	(305,233)	(16,201)	85,123	(10,344)	(22,373)	1,050,306	277,027
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	87,235	—	—	—	—	—	33,224
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	19	—	—	—
Net realized gain (loss) on investments in portfolio shares	701,573	(162,005)	(217,998)	(16,201)	85,123	(10,325)	(22,373)	1,050,306	310,251
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	643,009	276,403	1,338,501	20,424	(11,623)	9,823	34,676	1,005,514	(251,431)
Net increase (decrease) in net assets from operations	$2,544,616	$186,889	$1,457,482	$8,459	$110,784	$(289)	$33,931	$3,760,125	$605,648

	PIMCO VARIABLE INSURANCE TRUST (continued)
	EMERGING MARKETS BOND	FOREIGN BOND UNHEDGED	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL CORE BOND (HEDGED) (aa)*	GLOBAL BOND UNHEDGED	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET	HIGH YIELD	INCOME (a)*
Changes from operations:
Net investment income (expense)	$1,200,034	$72,491	$336,979	$4,236	$37,284	$213	$21,628	$1,704,305	$546,828
Net realized gain (loss) on investments in portfolio shares	701,573	(162,005)	(217,998)	(16,201)	85,123	(10,325)	(22,373)	1,050,306	310,251
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	643,009	276,403	1,338,501	20,424	(11,623)	9,823	34,676	1,005,514	(251,431)
Net increase (decrease) in net assets from operations	2,544,616	186,889	1,457,482	8,459	110,784	(289)	33,931	3,760,125	605,648
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	286,108	179,962	465,435	19,989	107,457	98	6	1,509,977	1,152,920
Contract redemptions	(1,515,744)	(304,703)	(1,096,919)	(6,308)	(84,122)	(21,531)	(84,363)	(4,030,069)	(536,645)
Net transfers	3,057,591	(214,537)	(4,445,106)	29,244	110,198	(26,340)	(44,347)	9,331,723	16,405,209
Net increase (decrease) in net assets from contract owners' transactions	1,827,955	(339,278)	(5,076,590)	42,925	133,533	(47,773)	(128,704)	6,811,631	17,021,484
Net increase (decrease) in net assets	4,372,571	(152,389)	(3,619,108)	51,384	244,317	(48,062)	(94,773)	10,571,756	17,627,132
Net assets, beginning of period	13,879,300	4,723,253	26,495,499	206,338	1,937,791	57,128	988,821	21,832,618	—
Net assets, end of period	$18,251,871	$4,570,864	$22,876,391	$257,722	$2,182,108	$9,066	$894,048	$32,404,374	$17,627,132

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND
Investment income:
Income dividends from investments in portfolio shares	$158,190	$482,431	$425,505	$312,144	$2,163,709	$173,683
Expenses:
Mortality and expense risk fees	—	—	23	—	23	—
Net investment income (expense)	158,190	482,431	425,482	312,144	2,163,686	173,683
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	442,051	(536,034)	(343,298)	(118,310)	(900,756)	(177,041)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	27,774	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	60,500	—	—
Net realized gain (loss) on investments in portfolio shares	442,051	(536,034)	(343,298)	(30,036)	(900,756)	(177,041)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(493,585)	499,559	807,216	142,290	1,422,756	452,276
Net increase (decrease) in net assets from operations	$106,656	$445,956	$889,400	$424,398	$2,685,686	$448,918

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND
Changes from operations:
Net investment income (expense)	$158,190	$482,431	$425,482	$312,144	$2,163,686	$173,683
Net realized gain (loss) on investments in portfolio shares	442,051	(536,034)	(343,298)	(30,036)	(900,756)	(177,041)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(493,585)	499,559	807,216	142,290	1,422,756	452,276
Net increase (decrease) in net assets from operations	106,656	445,956	889,400	424,398	2,685,686	448,918
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	314,103	1,031,084	312,879	965,191	3,672,500	48,877
Contract redemptions	(2,148,445)	(3,373,724)	(1,774,612)	(1,689,361)	(5,655,018)	(740,771)
Net transfers	1,189,185	2,499,719	2,775,506	(4,214,735)	3,980,270	(307,888)
Net increase (decrease) in net assets from contract owners' transactions	(645,157)	157,079	1,313,773	(4,938,905)	1,997,752	(999,782)
Net increase (decrease) in net assets	(538,501)	603,035	2,203,173	(4,514,507)	4,683,438	(550,864)
Net assets, beginning of period	4,761,842	31,840,094	17,536,843	23,960,802	95,223,555	10,764,932
Net assets, end of period	$4,223,341	$32,443,129	$19,740,016	$19,446,295	$99,906,993	$10,214,068

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	AMUNDI PIONEER ASSET MANAGEMENT (n)*
	BOND	DISCIPLINED VALUE (i)*	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME
Investment income:
Income dividends from investments in portfolio shares	$376,753	$5,207	$1,829	$102,072	$7,718	$101,989	$3,976	$430,526
Expenses:
Mortality and expense risk fees	—	—	—	302	—	—	—	—
Net investment income (expense)	376,753	5,207	1,829	101,770	7,718	101,989	3,976	430,526
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(72,962)	(134,969)	52,369	(31,481)	(160,232)	28,282	(165,617)	(363,895)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	7,516	22,763	—	318,850	195,673	—	53,129	—
Net realized gain (loss) on investments in portfolio shares	(65,446)	(112,206)	52,369	287,369	35,441	28,282	(112,488)	(363,895)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	323,732	111,860	76,510	575,111	29,805	113,170	241,259	767,482
Net increase (decrease) in net assets from operations	$635,039	$4,861	$130,708	$964,250	$72,964	$243,441	$132,747	$834,113

	AMUNDI PIONEER ASSET MANAGEMENT (n)*
	BOND	DISCIPLINED VALUE (i)*	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME
Changes from operations:
Net investment income (expense)	$376,753	$5,207	$1,829	$101,770	$7,718	$101,989	$3,976	$430,526
Net realized gain (loss) on investments in portfolio shares	(65,446)	(112,206)	52,369	287,369	35,441	28,282	(112,488)	(363,895)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	323,732	111,860	76,510	575,111	29,805	113,170	241,259	767,482
Net increase (decrease) in net assets from operations	635,039	4,861	130,708	964,250	72,964	243,441	132,747	834,113
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	182,894	—	23,164	29,750	—	(4,708)	31,409	194,012
Contract redemptions	(785,867)	(41,178)	(238,860)	(584,241)	(32,232)	(126,546)	(58,158)	(661,953)
Net transfers	(294,357)	(1,071,857)	713,366	1,974,679	631,467	706,930	153,164	(2,481,488)
Net increase (decrease) in net assets from contract owners' transactions	(897,330)	(1,113,035)	497,670	1,420,188	599,235	575,676	126,415	(2,949,429)
Net increase (decrease) in net assets	(262,291)	(1,108,174)	628,378	2,384,438	672,199	819,117	259,162	(2,115,316)
Net assets, beginning of period	12,764,940	1,108,174	656,153	5,066,903	350,792	2,217,246	1,133,205	15,060,808
Net assets, end of period	$12,502,649	$—	$1,284,531	$7,451,341	$1,022,991	$3,036,363	$1,392,367	$12,945,492

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP
	ACCESS VP HIGH YIELD	ASIA 30	BANKS	BASIC MATERIALS	BEAR
Investment income:
Income dividends from investments in portfolio shares	$63,883	$11,203	$2,044	$10,261	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	63,883	11,203	2,044	10,261	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	80,109	(94,496)	75,782	66,190	(463,037)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	80,109	(94,496)	75,782	66,190	(463,037)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	7,833	5,254	163,216	44,211	6,716
Net increase (decrease) in net assets from operations	$151,825	$(78,039)	$241,042	$120,662	$(456,321)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP
	ACCESS VP HIGH YIELD	ASIA 30	BANKS	BASIC MATERIALS	BEAR
Changes from operations:
Net investment income (expense)	$63,883	$11,203	$2,044	$10,261	$—
Net realized gain (loss) on investments in portfolio shares	80,109	(94,496)	75,782	66,190	(463,037)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	7,833	5,254	163,216	44,211	6,716
Net increase (decrease) in net assets from operations	151,825	(78,039)	241,042	120,662	(456,321)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,257	67,956	34,552	42,208	54,914
Contract redemptions	(309,318)	(75,334)	(688,581)	(28,508)	(100,334)
Net transfers	284,691	(1,730,282)	936,142	451,513	588,317
Net increase (decrease) in net assets from contract owners' transactions	(23,370)	(1,737,660)	282,113	465,213	542,897
Net increase (decrease) in net assets	128,455	(1,815,699)	523,155	585,875	86,576
Net assets, beginning of period	943,627	2,463,099	1,206,591	619,322	506,002
Net assets, end of period	$1,072,082	$647,400	$1,729,746	$1,205,197	$592,578

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	BIOTECHNOLOGY	BULL	CONSUMER GOODS	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30	FALLING U.S. DOLLAR	FINANCIALS	GOVERNMENT MONEY MARKET (j)*
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$32,717	$—	$7,911	$44,935	$—	$13,440	$8,984
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	32,717	—	7,911	44,935	—	13,440	8,984
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(630,720)	19,563	72,419	(591)	241,957	(266,056)	(7,729)	(284,595)	—
Net realized short-term capital gain distributions from investments in portfolio shares	3,028	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	17,970	282,009	—	18,047	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(609,722)	301,572	72,419	17,456	241,957	(266,056)	(7,729)	(284,595)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	61,171	431,560	(22,533)	27,949	(12,267)	61,665	(1,309)	366,898	—
Net increase (decrease) in net assets from operations	$(548,551)	$733,132	$82,603	$45,405	$237,601	$(159,456)	$(9,038)	$95,743	$8,984

	PROFUNDS VP (continued)
	BIOTECHNOLOGY	BULL	CONSUMER GOODS	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30	FALLING U.S. DOLLAR	FINANCIALS	GOVERNMENT MONEY MARKET (j)*
Changes from operations:
Net investment income (expense)	$—	$—	$32,717	$—	$7,911	$44,935	$—	$13,440	$8,984
Net realized gain (loss) on investments in portfolio shares	(609,722)	301,572	72,419	17,456	241,957	(266,056)	(7,729)	(284,595)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	61,171	431,560	(22,533)	27,949	(12,267)	61,665	(1,309)	366,898	—
Net increase (decrease) in net assets from operations	(548,551)	733,132	82,603	45,405	237,601	(159,456)	(9,038)	95,743	8,984
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	25,330	59,267	18,611	42,574	6,748	37,148	1	30,264	58,152,125
Contract redemptions	(65,121)	(1,707,192)	(182,325)	(251,929)	(286,718)	(373,456)	(1,581)	(178,435)	(14,056,571)
Net transfers	(1,526,049)	(3,374,850)	(828,428)	(321,202)	779,217	(27,177)	58,280	346,722	(67,684,073)
Net increase (decrease) in net assets from contract owners' transactions	(1,565,840)	(5,022,775)	(992,142)	(530,557)	499,247	(363,485)	56,700	198,551	(23,588,519)
Net increase (decrease) in net assets	(2,114,391)	(4,289,643)	(909,539)	(485,152)	736,848	(522,941)	47,662	294,294	(23,579,535)
Net assets, beginning of period	3,062,710	16,455,671	2,108,837	1,849,339	248,690	1,368,261	2,812	4,786,776	55,479,282
Net assets, end of period	$948,319	$12,166,028	$1,199,298	$1,364,187	$985,538	$845,320	$50,474	$5,081,070	$31,899,747

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)
	HEALTH CARE	INDUSTRIALS	INTERNATIONAL	INTERNET	JAPAN
Investment income:
Income dividends from investments in portfolio shares	$—	$4,621	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	4,621	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(186,858)	174,439	18,930	(251,121)	(185,376)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	3,084	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	106,141	—
Net realized gain (loss) on investments in portfolio shares	(186,858)	174,439	18,930	(141,896)	(185,376)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(110,484)	8,857	5,114	13,416	193,020
Net increase (decrease) in net assets from operations	$(297,342)	$187,917	$24,044	$(128,480)	$7,644

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)
	HEALTH CARE	INDUSTRIALS	INTERNATIONAL	INTERNET	JAPAN
Changes from operations:
Net investment income (expense)	$—	$4,621	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	(186,858)	174,439	18,930	(141,896)	(185,376)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(110,484)	8,857	5,114	13,416	193,020
Net increase (decrease) in net assets from operations	(297,342)	187,917	24,044	(128,480)	7,644
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	59,280	28,302	3,356	41,251	12,095
Contract redemptions	(251,070)	(434,595)	(16,466)	(181,116)	(64,314)
Net transfers	(2,373,032)	6,730,604	(121,077)	(1,926,103)	603,503
Net increase (decrease) in net assets from contract owners' transactions	(2,564,822)	6,324,311	(134,187)	(2,065,968)	551,284
Net increase (decrease) in net assets	(2,862,164)	6,512,228	(110,143)	(2,194,448)	558,928
Net assets, beginning of period	4,299,684	1,101,083	317,846	3,473,603	1,706,025
Net assets, end of period	$1,437,520	$7,613,311	$207,703	$1,279,155	$2,264,953

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP	MID-CAP GROWTH	MID-CAP VALUE	NASDAQ-100	OIL & GAS	PHARMA- CEUTICALS	PRECIOUS METALS
Investment income:
Income dividends from investments in portfolio shares	$1,105	$3,128	$—	$—	$2,705	$—	$48,857	$6,889	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	1,105	3,128	—	—	2,705	—	48,857	6,889	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(88,781)	85,876	1,328,657	(50,731)	156,083	262,905	474,195	(127,023)	1,296,629
Net realized short-term capital gain distributions from investments in portfolio shares	11,372	—	171,233	—	—	638	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	196,746	—	—	56,090	23,718	153,631	—	41,930	—
Net realized gain (loss) on investments in portfolio shares	119,337	85,876	1,499,890	5,359	179,801	417,174	474,195	(85,093)	1,296,629
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	61,146	23,073	395,560	49,614	346,773	(45,173)	358,363	16,398	32,114
Net increase (decrease) in net assets from operations	$181,588	$112,077	$1,895,450	$54,973	$529,279	$372,001	$881,415	$(61,806)	$1,328,743

	PROFUNDS VP (continued)
	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP	MID-CAP GROWTH	MID-CAP VALUE	NASDAQ-100	OIL & GAS	PHARMA- CEUTICALS	PRECIOUS METALS
Changes from operations:
Net investment income (expense)	$1,105	$3,128	$—	$—	$2,705	$—	$48,857	$6,889	$—
Net realized gain (loss) on investments in portfolio shares	119,337	85,876	1,499,890	5,359	179,801	417,174	474,195	(85,093)	1,296,629
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	61,146	23,073	395,560	49,614	346,773	(45,173)	358,363	16,398	32,114
Net increase (decrease) in net assets from operations	181,588	112,077	1,895,450	54,973	529,279	372,001	881,415	(61,806)	1,328,743
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	45,151	1,212	376,764	3,252	28,799	166,434	17,781	37,968	97,871
Contract redemptions	(95,333)	(38,547)	(3,068,656)	(64,970)	(500,583)	(993,717)	(81,323)	(131,943)	(474,482)
Net transfers	(247,846)	3,266,234	9,608,792	(3,162,803)	2,877,937	95,221	2,860,233	(254,471)	(481,088)
Net increase (decrease) in net assets from contract owners' transactions	(298,028)	3,228,899	6,916,900	(3,224,521)	2,406,153	(732,062)	2,796,691	(348,446)	(857,699)
Net increase (decrease) in net assets	(116,440)	3,340,976	8,812,350	(3,169,548)	2,935,432	(360,061)	3,678,106	(410,252)	471,044
Net assets, beginning of period	4,276,884	184,445	20,185,274	3,679,426	2,146,721	12,533,956	972,969	897,211	455,253
Net assets, end of period	$4,160,444	$3,525,421	$28,997,624	$509,878	$5,082,153	$12,173,895	$4,651,075	$486,959	$926,297

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)
	REAL ESTATE	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR	SHORT EMERGING MARKETS	SHORT INTERNATIONAL
Investment income:
Income dividends from investments in portfolio shares	$18,268	$—	$1,179	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	18,268	—	1,179	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(63,825)	103,843	88,685	39,192	(129,287)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(63,825)	103,843	88,685	39,192	(129,287)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,241	(19,167)	(15,201)	(38,494)	1,629
Net increase (decrease) in net assets from operations	$(33,316)	$84,676	$74,663	$698	$(127,658)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)
	REAL ESTATE	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR	SHORT EMERGING MARKETS	SHORT INTERNATIONAL
Changes from operations:
Net investment income (expense)	$18,268	$—	$1,179	$—	$—
Net realized gain (loss) on investments in portfolio shares	(63,825)	103,843	88,685	39,192	(129,287)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,241	(19,167)	(15,201)	(38,494)	1,629
Net increase (decrease) in net assets from operations	(33,316)	84,676	74,663	698	(127,658)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	58,951	33,235	799	104	100,033
Contract redemptions	(75,564)	(498,796)	(58,978)	(129,570)	(234,051)
Net transfers	(736,830)	892,102	(256,736)	(2,748,047)	(68,049)
Net increase (decrease) in net assets from contract owners' transactions	(753,443)	426,541	(314,915)	(2,877,513)	(202,067)
Net increase (decrease) in net assets	(786,759)	511,217	(240,252)	(2,876,815)	(329,725)
Net assets, beginning of period	1,262,082	1,072,850	1,249,262	3,184,177	342,703
Net assets, end of period	$475,323	$1,584,067	$1,009,010	$307,362	$12,978

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	SHORT MID-CAP	SHORT NASDAQ-100	SHORT SMALL-CAP	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE	TECHNOLOGY	TELECOM- MUNICATIONS	U.S. GOVERNMENT PLUS
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$—	$—	$32,339	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	—	—	—	32,339	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(9,477)	(236,838)	(65,001)	41,124	(139,336)	868,817	(38,773)	255,512	7,961
Net realized short-term capital gain distributions from investments in portfolio shares	276	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	265,068	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(9,201)	(236,838)	(65,001)	41,124	125,732	868,817	(38,773)	255,512	7,961
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	332	1,734	236	1,266,150	191,343	527,516	78,394	16,657	70,404
Net increase (decrease) in net assets from operations	$(8,869)	$(235,104)	$(64,765)	$1,307,274	$317,075	$1,396,333	$39,621	$304,508	$78,365

	PROFUNDS VP (continued)
	SHORT MID-CAP	SHORT NASDAQ-100	SHORT SMALL-CAP	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE	TECHNOLOGY	TELECOM- MUNICATIONS	U.S. GOVERNMENT PLUS
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—	$—	$—	$32,339	$—
Net realized gain (loss) on investments in portfolio shares	(9,201)	(236,838)	(65,001)	41,124	125,732	868,817	(38,773)	255,512	7,961
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	332	1,734	236	1,266,150	191,343	527,516	78,394	16,657	70,404
Net increase (decrease) in net assets from operations	(8,869)	(235,104)	(64,765)	1,307,274	317,075	1,396,333	39,621	304,508	78,365
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	101,096	100,000	17,038	30,009	67,317	50,615	(42)	101,898
Contract redemptions	(2,466)	(1,035,717)	(102,256)	(281,756)	(132,242)	(568,505)	(72,437)	(185,490)	(1,645,830)
Net transfers	(16,756)	1,228,570	134,850	3,576,105	1,344,767	8,869,961	(244,779)	563,178	1,754,504
Net increase (decrease) in net assets from contract owners' transactions	(19,222)	293,949	132,594	3,311,387	1,242,534	8,368,773	(266,601)	377,646	210,572
Net increase (decrease) in net assets	(28,091)	58,845	67,829	4,618,661	1,559,609	9,765,106	(226,980)	682,154	288,937
Net assets, beginning of period	30,497	91,616	49,755	4,649,556	1,865,403	1,573,992	1,674,748	109,338	2,569,145
Net assets, end of period	$2,406	$150,461	$117,584	$9,268,217	$3,425,012	$11,339,098	$1,447,768	$791,492	$2,858,082

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)					PROFUNDS VP (continued)
	ULTRABULL	ULTRAMID- CAP	ULTRA- NASDAQ-100	ULTRASHORT NASDAQ-100	ULTRA- SMALL-CAP	UTILITIES
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$83,194
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	—	83,194
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(220,478)	190,647	527,449	(240,741)	1,058,530	165,237
Net realized short-term capital gain distributions from investments in portfolio shares	267,868	—	72,871	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	55,726	—	61,321	—	—	155,320
Net realized gain (loss) on investments in portfolio shares	103,116	190,647	661,641	(240,741)	1,058,530	320,557
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	21,092	143,117	(377,024)	5,072	(12,549)	7,628
Net increase (decrease) in net assets from operations	$124,208	$333,764	$284,617	$(235,669)	$1,045,981	$411,379

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)					PROFUNDS VP (continued)
	ULTRABULL	ULTRAMID- CAP	ULTRA- NASDAQ-100	ULTRASHORT NASDAQ-100	ULTRA- SMALL-CAP	UTILITIES
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—	$83,194
Net realized gain (loss) on investments in portfolio shares	103,116	190,647	661,641	(240,741)	1,058,530	320,557
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	21,092	143,117	(377,024)	5,072	(12,549)	7,628
Net increase (decrease) in net assets from operations	124,208	333,764	284,617	(235,669)	1,045,981	411,379
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	33,127	24,786	25,253	5,700	36,346	196,447
Contract redemptions	(191,486)	(76,293)	(50,114)	(37,580)	(173,840)	(918,829)
Net transfers	1,902,621	1,491,048	12,623,279	577,396	255,465	1,552,816
Net increase (decrease) in net assets from contract owners' transactions	1,744,262	1,439,541	12,598,418	545,516	117,971	830,434
Net increase (decrease) in net assets	1,868,470	1,773,305	12,883,035	309,847	1,163,952	1,241,813
Net assets, beginning of period	742,900	308,066	1,713,844	182,365	533,787	1,083,482
Net assets, end of period	$2,611,370	$2,081,371	$14,596,879	$492,212	$1,697,739	$2,325,295

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	PUTNAM VARIABLE TRUST							REDWOOD INVESTMENT MANAGEMENT
	ABSOLUTE RETURN 500	AMERICAN GOVERNMENT INCOME	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	VOYAGER (k)*	VIT MANAGED VOLATILITY CLASS I
Investment income:
Income dividends from investments in portfolio shares	$113,234	$27,730	$207,407	$113,347	$1,387,443	$330,101	$12,700	$150,098
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	113,234	27,730	207,407	113,347	1,387,443	330,101	12,700	150,098
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(174,467)	(17,916)	(287,610)	(121,829)	737,992	(255,151)	(264,522)	(247,294)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	106,712	—	—	58,348	—
Net realized gain (loss) on investments in portfolio shares	(174,467)	(17,916)	(287,610)	(15,117)	737,992	(255,151)	(206,174)	(247,294)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	46,675	(21,777)	123,774	534,537	247,619	73,663	160,481	1,705,499
Net increase (decrease) in net assets from operations	$(14,558)	$(11,963)	$43,571	$632,767	$2,373,054	$148,613	$(32,993)	$1,608,303

	PUTNAM VARIABLE TRUST							REDWOOD INVESTMENT MANAGEMENT
	ABSOLUTE RETURN 500	AMERICAN GOVERNMENT INCOME	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	VOYAGER (k)*	VIT MANAGED VOLATILITY CLASS I
Changes from operations:
Net investment income (expense)	$113,234	$27,730	$207,407	$113,347	$1,387,443	$330,101	$12,700	$150,098
Net realized gain (loss) on investments in portfolio shares	(174,467)	(17,916)	(287,610)	(15,117)	737,992	(255,151)	(206,174)	(247,294)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	46,675	(21,777)	123,774	534,537	247,619	73,663	160,481	1,705,499
Net increase (decrease) in net assets from operations	(14,558)	(11,963)	43,571	632,767	2,373,054	148,613	(32,993)	1,608,303
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	78,128	106,225	118,585	92,271	177,133	183,407	30,023	(312)
Contract redemptions	(125,567)	(91,639)	(220,596)	(247,933)	(1,141,289)	(455,964)	(22,905)	(8,098,274)
Net transfers	(1,903,862)	(314,516)	(1,808,462)	(1,104,805)	15,169,194	176,127	(1,383,619)	(224,985)
Net increase (decrease) in net assets from contract owners' transactions	(1,951,301)	(299,930)	(1,910,473)	(1,260,467)	14,205,038	(96,430)	(1,376,501)	(8,323,571)
Net increase (decrease) in net assets	(1,965,859)	(311,893)	(1,866,902)	(627,700)	16,578,092	52,183	(1,409,494)	(6,715,268)
Net assets, beginning of period	3,322,412	1,426,163	4,248,178	5,832,441	1,042,645	7,630,811	1,409,494	19,156,061
Net assets, end of period	$1,356,553	$1,114,270	$2,381,276	$5,204,741	$17,620,737	$7,682,994	$—	$12,440,793

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	REDWOOD INVESTMENT MANAGEMENT (continued)	ROYCE CAPITAL FUND		RUSSELL INVESTMENT FUNDS
	VIT MANAGED VOLATILITY CLASS N	MICRO-CAP	SMALL-CAP	U.S. SMALL CAP EQUITY (ad)*	BALANCED STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$56,674	$31,247	$157,195	$173	$25,750
Expenses:
Mortality and expense risk fees	—	251	357	—	—
Net investment income (expense)	56,674	30,996	156,838	173	25,750
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	153,317	(117,661)	(1,305,196)	(33)	657
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	1,553,949	11	12,583
Net realized gain (loss) on investments in portfolio shares	153,317	(117,661)	248,753	(22)	13,240
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	345,065	509,790	1,160,163	3,557	29,387
Net increase (decrease) in net assets from operations	$555,056	$423,125	$1,565,754	$3,708	$68,377

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	REDWOOD INVESTMENT MANAGEMENT (continued)	ROYCE CAPITAL FUND		RUSSELL INVESTMENT FUNDS
	VIT MANAGED VOLATILITY CLASS N	MICRO-CAP	SMALL-CAP	U.S. SMALL CAP EQUITY (ad)*	BALANCED STRATEGY
Changes from operations:
Net investment income (expense)	$56,674	$30,996	$156,838	$173	$25,750
Net realized gain (loss) on investments in portfolio shares	153,317	(117,661)	248,753	(22)	13,240
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	345,065	509,790	1,160,163	3,557	29,387
Net increase (decrease) in net assets from operations	555,056	423,125	1,565,754	3,708	68,377
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	218,126	87,128	464,453	—	—
Contract redemptions	(662,571)	(103,599)	(449,680)	(182)	(1,620)
Net transfers	1,051,825	2,061,155	813,913	—	(37,910)
Net increase (decrease) in net assets from contract owners' transactions	607,380	2,044,684	828,686	(182)	(39,530)
Net increase (decrease) in net assets	1,162,436	2,467,809	2,394,440	3,526	28,847
Net assets, beginning of period	5,071,819	2,163,093	7,069,736	20,029	769,878
Net assets, end of period	$6,234,255	$4,630,902	$9,464,176	$23,555	$798,725

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	RUSSELL INVESTMENT FUNDS (continued)						SEI INSURANCE PRODUCTS TRUST
	STRATEGIC BOND (ac)*	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	MODERATE STRATEGY	U.S. STRATEGIC EQUITY (ae)*	INTERNATIONAL DEVELOPED MARKETS (ab)*	BALANCED STRATEGY	CONSERV- ATIVE STRATEGY	DEFENSIVE STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$5,958	$6,147	$48,939	$11,968	$2,017	$4,186	$7,719	$24,319	$8,057
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	5,958	6,147	48,939	11,968	2,017	4,186	7,719	24,319	8,057
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,139)	(4)	(58,842)	(48)	(109)	2,626	(908)	13,322	647
Net realized short-term capital gain distributions from investments in portfolio shares	7,990	—	3,427	—	1,924	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	2,038	—	25,176	14,171	11,018	—	2,767	4,862	267
Net realized gain (loss) on investments in portfolio shares	8,889	(4)	(30,239)	14,123	12,833	2,626	1,859	18,184	914
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,814)	15,937	36,744	(2,660)	5,406	(3,507)	1,071	20,929	6,499
Net increase (decrease) in net assets from operations	$13,033	$22,080	$55,444	$23,431	$20,256	$3,305	$10,649	$63,432	$15,470

	RUSSELL INVESTMENT FUNDS (continued)						SEI INSURANCE PRODUCTS TRUST
	STRATEGIC BOND (ac)*	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	MODERATE STRATEGY	U.S. STRATEGIC EQUITY (ae)*	INTERNATIONAL DEVELOPED MARKETS (ab)*	BALANCED STRATEGY	CONSERV- ATIVE STRATEGY	DEFENSIVE STRATEGY
Changes from operations:
Net investment income (expense)	$5,958	$6,147	$48,939	$11,968	$2,017	$4,186	$7,719	$24,319	$8,057
Net realized gain (loss) on investments in portfolio shares	8,889	(4)	(30,239)	14,123	12,833	2,626	1,859	18,184	914
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,814)	15,937	36,744	(2,660)	5,406	(3,507)	1,071	20,929	6,499
Net increase (decrease) in net assets from operations	13,033	22,080	55,444	23,431	20,256	3,305	10,649	63,432	15,470
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	1	1	1	—	(1)	(101)	525
Contract redemptions	(1,746)	(1,862)	(13,099)	(1,260)	(1,960)	(23,748)	(14,367)	(95,820)	22,208
Net transfers	(65,786)	—	(784,921)	—	—	—	324,447	130,821	472,483
Net increase (decrease) in net assets from contract owners' transactions	(67,532)	(1,862)	(798,019)	(1,259)	(1,959)	(23,748)	310,079	34,900	495,216
Net increase (decrease) in net assets	(54,499)	20,218	(742,575)	22,172	18,297	(20,443)	320,728	98,332	510,686
Net assets, beginning of period	402,818	204,727	1,641,588	303,026	192,040	143,680	92,299	1,392,462	444,091
Net assets, end of period	$348,319	$224,945	$899,013	$325,198	$210,337	$123,237	$413,027	$1,490,794	$954,777

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	SEI INSURANCE PRODUCTS TRUST (continued)			T. ROWE PRICE EQUITY SERIES		T. ROWE PRICE EQUITY SERIES (continued)	T. ROWE PRICE FIXED INCOME SERIES
	MARKET GROWTH STRATEGY	MARKET PLUS STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II
Investment income:
Income dividends from investments in portfolio shares	$49,919	$18,824	$33,081	$—	$279,792	$—	$95,325
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	49,919	18,824	33,081	—	279,792	—	95,325
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(77,954)	(56,839)	(34,994)	1,118,214	152,449	(5,454,941)	(15,155)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	82,596	6,563	—
Net realized long-term capital gain distributions from investments in portfolio shares	70,464	40,861	11,980	—	1,331,255	105,015	—
Net realized gain (loss) on investments in portfolio shares	(7,490)	(15,978)	(23,014)	1,118,214	1,566,300	(5,343,363)	(15,155)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	141,985	80,970	81,932	(1,047,416)	485,707	2,032,395	7,448
Net increase (decrease) in net assets from operations	$184,414	$83,816	$91,999	$70,798	$2,331,799	$(3,310,968)	$87,618

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	SEI INSURANCE PRODUCTS TRUST (continued)			T. ROWE PRICE EQUITY SERIES		T. ROWE PRICE EQUITY SERIES (continued)	T. ROWE PRICE FIXED INCOME SERIES
	MARKET GROWTH STRATEGY	MARKET PLUS STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II
Changes from operations:
Net investment income (expense)	$49,919	$18,824	$33,081	$—	$279,792	$—	$95,325
Net realized gain (loss) on investments in portfolio shares	(7,490)	(15,978)	(23,014)	1,118,214	1,566,300	(5,343,363)	(15,155)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	141,985	80,970	81,932	(1,047,416)	485,707	2,032,395	7,448
Net increase (decrease) in net assets from operations	184,414	83,816	91,999	70,798	2,331,799	(3,310,968)	87,618
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	6,354	155	79,929	1,631,260	102,232	394,614	90,145
Contract redemptions	(912,798)	(650,338)	(677,232)	(1,550,071)	(1,554,799)	(1,092,289)	(509,698)
Net transfers	164,098	17,795	507,402	(512,293)	2,709,682	(10,270,414)	(623,836)
Net increase (decrease) in net assets from contract owners' transactions	(742,346)	(632,388)	(89,901)	(431,104)	1,257,115	(10,968,089)	(1,043,389)
Net increase (decrease) in net assets	(557,932)	(548,572)	2,098	(360,306)	3,588,914	(14,279,057)	(955,771)
Net assets, beginning of period	2,602,996	1,396,266	1,442,379	33,663,065	11,608,464	29,373,404	10,293,983
Net assets, end of period	$2,045,064	$847,694	$1,444,477	$33,302,759	$15,197,378	$15,094,347	$9,338,212

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	THIRD AVENUE VARIABLE SERIES TRUST	TIMOTHY PLAN VARIABLE SERIES		TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIP TRUST (l)*
	VALUE	CONSERVATIVE GROWTH	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS
Investment income:
Income dividends from investments in portfolio shares	$38,925	$19,641	$9,982	$61,796	$63,352	$6,263	$11,911
Expenses:
Mortality and expense risk fees	54	—	—	—	381	—	19
Net investment income (expense)	38,871	19,641	9,982	61,796	62,971	6,263	11,892
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(58,221)	(189,041)	(110,246)	123,621	(961,136)	1,131,157	(265,965)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	189,679	217,152	—	68,632	—	—
Net realized gain (loss) on investments in portfolio shares	(58,221)	638	106,906	123,621	(892,504)	1,131,157	(265,965)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	492,080	135,843	45,020	1,114,327	741,622	(1,061,160)	1,353,002
Net increase (decrease) in net assets from operations	$472,730	$156,122	$161,908	$1,299,744	$(87,911)	$76,260	$1,098,929

	THIRD AVENUE VARIABLE SERIES TRUST	TIMOTHY PLAN VARIABLE SERIES		TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIP TRUST (l)*
	VALUE	CONSERVATIVE GROWTH	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS
Changes from operations:
Net investment income (expense)	$38,871	$19,641	$9,982	$61,796	$62,971	$6,263	$11,892
Net realized gain (loss) on investments in portfolio shares	(58,221)	638	106,906	123,621	(892,504)	1,131,157	(265,965)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	492,080	135,843	45,020	1,114,327	741,622	(1,061,160)	1,353,002
Net increase (decrease) in net assets from operations	472,730	156,122	161,908	1,299,744	(87,911)	76,260	1,098,929
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	45,812	5,648	8,832	69,499	478,316	229,159	28,129
Contract redemptions	(111,504)	(423,719)	(696,238)	(727,675)	(726,556)	(223,713)	(865,404)
Net transfers	246,141	(195,287)	603,129	3,775,868	1,489,651	2,856,910	2,906,975
Net increase (decrease) in net assets from contract owners' transactions	180,449	(613,358)	(84,277)	3,117,692	1,241,411	2,862,356	2,069,700
Net increase (decrease) in net assets	653,179	(457,236)	77,631	4,417,436	1,153,500	2,938,616	3,168,629
Net assets, beginning of period	3,791,823	2,722,242	2,309,547	2,269,984	13,994,045	830,436	2,491,968
Net assets, end of period	$4,445,002	$2,265,006	$2,387,178	$6,687,420	$15,147,545	$3,769,052	$5,660,597

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	VANECK VIP TRUST (continued) (l)*	VANGUARD VARIABLE INSURANCE FUND
	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME
Investment income:
Income dividends from investments in portfolio shares	$—	$948,684	$150,535	$352,870	$1,175,643
Expenses:
Mortality and expense risk fees	—	77,501	23,768	24,457	59,714
Net investment income (expense)	—	871,183	126,767	328,413	1,115,929
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(51,855)	(394,213)	178,223	(19,141)	(90,065)
Net realized short-term capital gain distributions from investments in portfolio shares	—	21,411	2,367	—	373,060
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,638,786	328,050	721,814	2,583,186
Net realized gain (loss) on investments in portfolio shares	(51,855)	1,265,984	508,640	702,673	2,866,181
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	175,241	2,265,836	772,719	665,638	2,967,956
Net increase (decrease) in net assets from operations	$123,386	$4,403,003	$1,408,126	$1,696,724	$6,950,066

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	VANECK VIP TRUST (continued) (l)*	VANGUARD VARIABLE INSURANCE FUND
	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME
Changes from operations:
Net investment income (expense)	$—	$871,183	$126,767	$328,413	$1,115,929
Net realized gain (loss) on investments in portfolio shares	(51,855)	1,265,984	508,640	702,673	2,866,181
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	175,241	2,265,836	772,719	665,638	2,967,956
Net increase (decrease) in net assets from operations	123,386	4,403,003	1,408,126	1,696,724	6,950,066
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	4,858	1,613,294	410,804	318,741	1,170,662
Contract redemptions	(131,694)	(1,438,366)	(861,211)	(644,606)	(1,205,824)
Net transfers	(57,444)	11,617,933	2,306,066	1,428,538	9,161,535
Net increase (decrease) in net assets from contract owners' transactions	(184,280)	11,792,861	1,855,659	1,102,673	9,126,373
Net increase (decrease) in net assets	(60,894)	16,195,864	3,263,785	2,799,397	16,076,439
Net assets, beginning of period	887,509	35,258,415	12,996,519	12,848,223	41,902,886
Net assets, end of period	$826,615	$51,454,279	$16,260,304	$15,647,620	$57,979,325

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	VANGUARD VARIABLE INSURANCE FUND (continued)
	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX
Investment income:
Income dividends from investments in portfolio shares	$1,108,298	$85,663	$1,271,264	$479,695	$372,843	$1,127,693	$1,855,842	$48,473	$2,023,932
Expenses:
Mortality and expense risk fees	125,530	38,779	42,568	66,843	60,718	79,584	190,526	28,509	196,655
Net investment income (expense)	982,768	46,884	1,228,696	412,852	312,125	1,048,109	1,665,316	19,964	1,827,277
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	446,874	(488,723)	(707,760)	(166,200)	(9,846)	34,288	(99,674)	(787,518)	(241,391)
Net realized short-term capital gain distributions from investments in portfolio shares	7,301	—	—	—	—	75,180	—	58,298	36,533
Net realized long-term capital gain distributions from investments in portfolio shares	898,028	1,634,402	—	558,502	1,854,002	2,916,966	—	1,172,514	204,585
Net realized gain (loss) on investments in portfolio shares	1,352,203	1,145,679	(707,760)	392,302	1,844,156	3,026,434	(99,674)	443,294	(273)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,530,170	(1,544,209)	2,157,216	(77,499)	981,642	(1,077,236)	901,115	1,883,222	(881,684)
Net increase (decrease) in net assets from operations	$6,865,141	$(351,646)	$2,678,152	$727,655	$3,137,923	$2,997,307	$2,466,757	$2,346,480	$945,320

	VANGUARD VARIABLE INSURANCE FUND (continued)
	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX
Changes from operations:
Net investment income (expense)	$982,768	$46,884	$1,228,696	$412,852	$312,125	$1,048,109	$1,665,316	$19,964	$1,827,277
Net realized gain (loss) on investments in portfolio shares	1,352,203	1,145,679	(707,760)	392,302	1,844,156	3,026,434	(99,674)	443,294	(273)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,530,170	(1,544,209)	2,157,216	(77,499)	981,642	(1,077,236)	901,115	1,883,222	(881,684)
Net increase (decrease) in net assets from operations	6,865,141	(351,646)	2,678,152	727,655	3,137,923	2,997,307	2,466,757	2,346,480	945,320
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,853,894	2,048,396	927,428	1,299,083	921,303	1,893,967	3,351,060	2,636,047	8,985,426
Contract redemptions	(3,480,785)	(1,012,722)	(808,113)	(2,036,804)	(1,810,654)	(2,356,669)	(4,227,141)	(502,335)	(5,125,226)
Net transfers	21,226,930	621,121	7,764,529	12,071,506	6,764,738	6,385,819	16,750,621	1,403,452	41,928,549
Net increase (decrease) in net assets from contract owners' transactions	20,600,039	1,656,795	7,883,844	11,333,785	5,875,387	5,923,117	15,874,540	3,537,164	45,788,749
Net increase (decrease) in net assets	27,465,180	1,305,149	10,561,996	12,061,440	9,013,310	8,920,424	18,341,297	5,883,644	46,734,069
Net assets, beginning of period	46,132,999	17,795,242	18,591,448	32,450,400	26,772,140	44,023,599	94,852,169	14,017,774	77,773,484
Net assets, end of period	$73,598,179	$19,100,391	$29,153,444	$44,511,840	$35,785,450	$52,944,023	$113,193,466	$19,901,418	$124,507,553

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	VANGUARD VARIABLE INSURANCE FUND (continued)	VIRTUS VARIABLE INSURANCE TRUST
	TOTAL STOCK MARKET INDEX	RAMPART EQUITY TREND ( )*	DUFF & PHELPS INTER- NATIONAL (af)*	NEWFLEET MULTI-SECTOR INTERMEDIATE BOND (ah)*	DUFF & PHELPS REAL ESTATE SECURITIES (ag)*
Investment income:
Income dividends from investments in portfolio shares	$945,853	$—	$9,259	$302,014	$87,174
Expenses:
Mortality and expense risk fees	126,789	—	—	—	—
Net investment income (expense)	819,064	—	9,259	302,014	87,174
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	268,636	(697,688)	(523,292)	(219,563)	(630,960)
Net realized short-term capital gain distributions from investments in portfolio shares	27,359	—	—	—	28,121
Net realized long-term capital gain distributions from investments in portfolio shares	2,438,895	—	239,448	—	659,236
Net realized gain (loss) on investments in portfolio shares	2,734,890	(697,688)	(283,844)	(219,563)	56,397
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,341,476	519,004	171,803	474,714	122,186
Net increase (decrease) in net assets from operations	$8,895,430	$(178,684)	$(102,782)	$557,165	$265,757

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	VANGUARD VARIABLE INSURANCE FUND (continued)	VIRTUS VARIABLE INSURANCE TRUST
	TOTAL STOCK MARKET INDEX	RAMPART EQUITY TREND ( )*	DUFF & PHELPS INTER- NATIONAL (af)*	NEWFLEET MULTI-SECTOR INTERMEDIATE BOND (ah)*	DUFF & PHELPS REAL ESTATE SECURITIES (ag)*
Changes from operations:
Net investment income (expense)	$819,064	$—	$9,259	$302,014	$87,174
Net realized gain (loss) on investments in portfolio shares	2,734,890	(697,688)	(283,844)	(219,563)	56,397
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,341,476	519,004	171,803	474,714	122,186
Net increase (decrease) in net assets from operations	8,895,430	(178,684)	(102,782)	557,165	265,757
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,781,725	(7,725)	26,485	79,648	116,342
Contract redemptions	(3,614,367)	(1,033,694)	(65,455)	(390,589)	(240,475)
Net transfers	19,507,775	(2,233,019)	(913,626)	1,160,197	(181,608)
Net increase (decrease) in net assets from contract owners' transactions	19,675,133	(3,274,438)	(952,596)	849,256	(305,741)
Net increase (decrease) in net assets	28,570,563	(3,453,122)	(1,055,378)	1,406,421	(39,984)
Net assets, beginning of period	61,570,684	5,240,335	2,215,933	5,850,694	4,205,354
Net assets, end of period	$90,141,247	$1,787,213	$1,160,555	$7,257,115	$4,165,370

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	WELLS FARGO VT FUNDS			WESTCHESTER CAPITAL MANAGEMENT	WILSHIRE VARIABLE INSURANCE TRUST
	DISCOVERY	OPPORTUNITY	SMALL CAP VALUE (m)*	MERGER FUND VL	2015 ETF	2035 ETF	TOTAL
Investment income:
Income dividends from investments in portfolio shares	$—	$18,349	$245	$99,220	$995	$442	$59,876,038
Expenses:
Mortality and expense risk fees	1,253	13	—	—	—	—	1,802,704
Net investment income (expense)	(1,253)	18,336	245	99,220	995	442	58,073,334
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(386,180)	(25,189)	(54,925)	(47,933)	(65)	8,143	(52,671,851)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	122,124	10	1	4,020,759
Net realized long-term capital gain distributions from investments in portfolio shares	234,311	91,100	—	31,252	968	207	58,192,535
Net realized gain (loss) on investments in portfolio shares	(151,869)	65,911	(54,925)	105,443	913	8,351	9,541,443
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	329,690	38,449	55,935	101,769	904	(2,350)	152,665,823
Net increase (decrease) in net assets from operations	$176,568	$122,696	$1,255	$306,432	$2,812	$6,443	$220,280,600

	WELLS FARGO VT FUNDS			WESTCHESTER CAPITAL MANAGEMENT	WILSHIRE VARIABLE INSURANCE TRUST
	DISCOVERY	OPPORTUNITY	SMALL CAP VALUE (m)*	MERGER FUND VL	2015 ETF	2035 ETF	TOTAL
Changes from operations:
Net investment income (expense)	$(1,253)	$18,336	$245	$99,220	$995	$442	$58,073,334
Net realized gain (loss) on investments in portfolio shares	(151,869)	65,911	(54,925)	105,443	913	8,351	9,541,443
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	329,690	38,449	55,935	101,769	904	(2,350)	152,665,823
Net increase (decrease) in net assets from operations	176,568	122,696	1,255	306,432	2,812	6,443	220,280,600
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	34,558	1,674	—	1,312,486	1	—	712,336,392
Contract redemptions	(166,750)	(23,484)	(11,710)	(412,833)	(677)	(2,130)	(369,876,600)
Net transfers	(727,740)	263,635	(630,779)	(222,363)	—	(257,877)	78
Net increase (decrease) in net assets from contract owners' transactions	(859,932)	241,825	(642,489)	677,290	(676)	(260,007)	342,459,870
Net increase (decrease) in net assets	(683,364)	364,521	(641,234)	983,722	2,136	(253,564)	562,740,470
Net assets, beginning of period	4,224,828	611,381	641,234	12,885,030	43,347	282,547	3,138,721,869
Net assets, end of period	$3,541,464	$975,902	$—	$13,868,752	$45,483	$28,983	$3,701,462,339

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements

Years Ended December 31, 2017 and 2016

(1)  Background and Summary of Significant Accounting Policies

(a)  Organization and Nature of Operations

Jefferson National Life Annuity Account G ("Account G") was established on January 18, 1996 by the Jefferson National Life Insurance Company ("Company") and commenced operations on April 29, 1998. The Company is a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"). Account G is used as a funding vehicle for several flexible premium deferred annuity contracts issued by the Company. The products that are funded through Account G are Monument and Monument Advisor, which are registered under the Securities Act of 1933. Account G is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. Account G is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board's Accounting Standards Codification ("ASC") Topic 946, Financial Services-Investment Companies. The Monument product was no longer offered effective December 13, 2005.

JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser was 100% owned by JNFC. As of March 1, 2017 JNF was no longer the adviser to the Northern Lights JNF portfolios.

(b)  The Contracts

The following variable account investment options are available with only certain variable annuities offered through Account G:

AB VARIABLE PRODUCTS SERIES FUND, INC.

Dynamic Asset Allocation Portfolio Class B

Global Thematic Growth Portfolio Class B

Growth and Income Portfolio Class A

International Growth Portfolio Class B

International Value Portfolio Class B

Small-Mid Cap Value Portfolio Class B

ADVISORS PREFERRED TRUST

Gold Bullion Strategy Portfolio

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

ALPS VARIABLE INVESTMENT TRUST

ALPS/Alerian Energy Infrastructure

ALPS/Red Rock Listed Private Equity

ALPS VARIABLE INVESTMENT TRUST/MORNINGSTAR ETF ASSET ALLOCATION SERIES

Aggressive Growth Portfolio

Balanced Portfolio

Conservative Portfolio

Growth Portfolio

Income & Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Large Company Value Fund

Ultra Fund

Value Fund

AMERICAN FUNDS INSURANCE SERIES

Asset Allocation Fund

Blue Chip Income and Growth Fund

Bond Fund

Global Bond Fund

Growth Fund

Growth-Income Fund

High-Income Bond Fund

International Fund

Managed Risk Asset Allocation Fund

Managed Risk Blue Chip Income & Growth Fund

Mortgage Fund

New World Fund

AMUNDI PIONEER ASSET MANAGEMENT

PIONEER VARIABLE CONTRACTS TRUST – Class II

Bond Portfolio

Equity Income Portfolio

Fund Portfolio

High Yield Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

BLACKROCK VARIABLE SERIES FUNDS

Advantage Large Cap Core Fund

Advantage Large Cap Value Fund

Equity Dividend Fund

Global Allocation Fund

High Yield Fund

iShares® Dynamic Fixed Income Fund

iShares® Alternative Strategies Fund

Large Cap Focus Growth Fund

Total Return Fund

U.S. Government Bond Fund

CALVERT VARIABLE PRODUCTS

SRI Balanced Fund

COLUMBIA MANAGEMENT INVESTMENT ADVISORS, LLC

AQR Managed Futures Strategy Portfolio

Select Large-Cap Value Portfolio

Select Smaller-Cap Value Portfolio

Seligman Global Technology Portfolio

Strategic Income Portfolio

CREDIT SUISSE FUNDS

Commodity Return Strategy Portfolio

DFA INVESTMENTS DIMENSIONS GROUP, INC.

VA Equity Allocation Portfolio

VA Global Bond Portfolio

VA Global Moderate Allocation Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

DELAWARE VIP TRUST

Small Cap Value Series

DREYFUS VARIABLE INVESTMENT FUND

International Value Fund

THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

DREYFUS STOCK INDEX FUND

DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

EATON VANCE VARIABLE TRUST

Floating-Rate Income Fund

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II

Managed Volatility Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Balanced Portfolio

Contrafund Portfolio

Disciplined Small Cap Portfolio

Equity-Income Portfolio

Freedom Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

International Capital Appreciation Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Overseas Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Value Portfolio

FIRST EAGLE VARIABLE FUNDS

Overseas Variable Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Global Real Estate II Fund

Income II Fund

Mutual Shares II Fund

Rising Dividends II Fund

Strategic Income II Fund

Templeton Global Bond II Fund

U.S. Government Securities II Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Multi-Strategy Alternatives Fund

Strategic Income Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

Floating Rate Strategies Fund

Global Managed Futures Strategy Fund

High Yield Fund

Long Short Equity Fund

Multi-Hedge Strategies Fund

Small Cap Value Fund

StylePlus Large Growth Fund

StylePlus Mid Growth Fund

U.S. Total Return Bond

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex  Dow 2X Strategy Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services Fund

Rydex  Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex High Yield Fund

Rydex Internet Fund

Rydex Inverse Dow 2X Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse Mid-Cap Strategy Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex  Leisure Fund

Rydex  Mid Cap 1.5X Strategy Fund

Rydex NASDAQ-100® Strategy Fund

Rydex NASDAQ-100® 2X Strategy Fund

Rydex  Nova Fund

Rydex Precious Metals Fund

Rydex  Real Estate Fund

Rydex  Retailing Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex S&P 500 Pure Value Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex  S&P MidCap 400 Pure Value Fund

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex  S&P SmallCap 600 Pure Value Fund

Rydex Strengthening Dollar 2X Strategy Fund

Rydex  Technology Fund

Rydex  Telecommunications Fund

Rydex Transportation Fund

Rydex Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund

INVESCO VARIABLE INSURANCE FUNDS

Balanced-Risk Allocation Fund Series II

Comstock Fund Series I

Core Equity Fund Series I

Core Plus Bond Series I

Diversified Dividend Fund Series I

Equity and Income Fund Series I

Global Health Care Fund Series I

Global Real Estate Fund Series I

Government Money Market Fund I

Government Securities Fund Series I

Growth and Income Fund Series I

High Yield Fund Series I

International Growth Fund Series I

Mid Cap Core Equity Fund Series II

Technology Fund Series I

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

Asset Strategy Portfolio

Balanced Portfolio

Bond Portfolio

Energy Portfolio

Global Bond Portfolio

High Income Portfolio

Limited Term Bond Portfolio

Mid Cap Growth Portfolio

Natural Resources Portfolio

Science and Technology Portfolio

Value Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

JANUS HENDERSON VIT – Institutional Shares

Balanced Portfolio

Enterprise Portfolio

Forty Portfolio

Global Research Portfolio

Overseas Portfolio

Perkins Mid Cap Value Portfolio

Research Portfolio

JANUS HENDERSON VIT – Service Shares

Flexible Bond Portfolio

Global Unconstrained Bond Portfolio

U.S. Low Volatility Portfolio

JOHN HANCOCK VARIABLE INSURANCE TRUST

Emerging Markets Value Trust

JPMORGAN INSURANCE TRUST

Global Allocation Portfolio

Income Builder Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

Global Dynamic Multi-Asset Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Growth Portfolio

ClearBridge Variable Small Cap Growth Portfolio

Legg Mason QS Dynamic Multi-Strategy Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Bond Debenture Portfolio

Calibrated Dividend Growth Portfolio

Growth and Income Portfolio

International Opportunities Portfolio

MAINSTAY VP FUND TRUST: (Service Class)

Convertible Portfolio

MFS VARIABLE INSURANCE TRUST (Service Class)

Growth Series

Value Series

NATIONWIDE VARIABLE INSURANCE TRUST

Bond Index Fund

International Index Fund

Mid Cap Index Fund

Multi-Manager International Value Fund

Multi-Manager Mid Cap Value Fund

NW DFA Capital Appreciation Fund

NW DFA Moderate Fund

NW DoubleLine Total Return Tactical Fund

NW Neuberger Berman Socially Responsible Fund

S&P 500 Index Fund

Small Cap Index Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Large Cap Value Portfolio

Mid-Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

US Equity Index PutWrite Strategy Portfolio

NORTHERN LIGHTS VARIABLE TRUST

7Twelve Balanced Portfolio Class 3

BTS Tactical Fixed Income Portfolio

Power Dividend Index Portfolio

Power Income Portfolio

Power Momentum Portfolio

Probabilities Fund

TOPS Aggressive Growth ETF Portfolio Class 1

TOPS Balanced ETF Portfolio Class 1

TOPS Conservative ETF Portfolio (Class 1 & 2)

TOPS Growth ETF Portfolio Class 1

TOPS Managed Risk Balanced ETF Portfolio (Class 1 & 2)

TOPS Managed Risk Growth ETF Portfolio (Class 1 & 2)

TOPS Managed Risk Moderate Growth Portfolio (Class 1 & 2)

TOPS Moderate Growth EFT Class 1

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Fund

Global Multi-Alternatives Fund

Global Strategic Income Fund

International Growth Fund

Main Street® Fund

Total Return Bond Fund

PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio

All Asset All Authority Portfolio – Administrative

All Asset All Authority Portfolio – Institutional

CommodityRealReturn Strategy Portfolio

Emerging Markets Bond Portfolio

Foreign Bond Unhedged Portfolio

Foreign Bond US Dollar-Hedged Portfolio

Global Bond Unhedged Portfolio

Global Core Bond Hedged Bond Portfolio

Global Multi-Asset Portfolio

High Yield Portfolio

Income Portfolio

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

Unconstrained Bond Portfolio

PROFUNDS VP

Access VP High Yield Fund

Asia 30 Fund

Banks Fund

Basic Materials Fund

Bear Fund

Biotechnology Fund

Bull Fund

Consumer Goods Fund

Consumer Services Fund

Emerging Markets Fund

Europe 30 Fund

Falling U.S. Dollar Fund

Financials Fund

Government Money Market Fund

Health Care Fund

Industrials Fund

International Fund

Internet Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

Japan Fund

Large-Cap Growth Fund

Large-Cap Value Fund

Mid-Cap Fund

Mid-Cap Growth Fund

Mid-Cap Value Fund

NASDAQ-100 Fund

Oil & Gas Fund

Pharmaceuticals Fund

Precious Metals Fund

Real Estate Fund

Rising Rates Opportunity Fund

Semiconductor Fund

Short Emerging Markets Fund

Short International Fund

Short Mid-Cap Fund

Short NASDAQ-100 Fund

Short Small-Cap Fund

Small Cap Fund

Small-Cap Growth Fund

Small-Cap Value Fund

Technology Fund

Telecommunications Fund

U.S. Government Plus Fund

UltraBull Fund

UltraMid-Cap Fund

UltraNASDAQ-100 Fund

UltraShort NASDAQ-100 Fund

UltraSmall-Cap Fund

Utilities Fund

PUTNAM VARIABLE TRUST

Absolute Return 500 Fund

American Government Income Fund

Diversified Income Fund

Equity Income Fund

High Yield Fund

Income Fund

REDWOOD INVESTMENT MANAGEMENT

Managed Volatility Portfolio (Class I and N)

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

SEI INSURANCE PRODUCTS TRUST

Balanced Strategy Fund

Conservative Strategy Fund

Defensive Strategy Fund

Market Growth Strategy Fund

Market Plus Strategy Fund

Moderate Strategy Fund

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio II

Equity Income Portfolio II

Health Sciences Portfolio II

T. ROWE FIXED INCOME SERIES, INC.

Limited-Term Bond Portfolio II

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth Portfolio

Strategic Growth Portfolio

TORTOISE VARIABLE INSURANCE PORTFOLIO

MLP & Pipeline Fund

VANECK VIP TRUST

Emerging Markets Fund

Global Gold Fund

Global Hard Assets Fund

Unconstrained Emerging Markets Bond Fund

VANGUARD VARIABLE INSURANCE FUND

Balanced Portfolio

Capital Growth Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Growth Portfolio

High Yield Bond Portfolio

International Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Short-Term Investment Grade Portfolio

Small Company Growth Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

VIRTUS VARIABLE INSURANCE TRUST

Duff & Phelps International Series

Duff & Phelps Real Estate Securities Series

Newfleet Multi-Sector Intermediate Bond Series

Rampart Equity Trend Series

WELLS FARGO VT FUNDS

Discovery Fund

Opportunity Fund

WESTCHESTER CAPITAL MANAGEMENT

Merger Fund VL

Any subaccounts not included on the Statement of Asset and Liabilities but listed within Footnote (1)(b) are available investment options but, as of December 31, 2017, policyholders were not invested in the fund.

The following subaccounts are no longer available to new investors:

THE ALGER PORTFOLIOS

Small Cap Growth Portfolio

AB VARIABLE PRODUCTS SERIES FUND, INC.

Small Cap Growth Portfolio

AMERICAN FUNDS INSURANCE SERIES

Managed Risk Growth Fund

Managed Risk Growth-Income Fund

Managed Risk International Fund

AMERICAN CENTURY VARIABLE PORTFOLIOS

Mid Cap Value Fund

BLACKROCK VARIABLE SERIES FUNDS

Capital Appreciation Fund

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Dynamic Capital Appreciation Portfolio

FundsManager 20% Portfolio

FundsManager 50% Portfolio

FundsManager 60% Portfolio

FundsManager 70% Portfolio

Target Volatility Portfolio

Value Strategies Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Global Trends Allocation Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

U.S. Government Money Market Fund

VT Large Cap Value Fund

VT StylePlus Large Core Fund

VT StylePlus Small Growth Fund

VT World Equity Income Fund

INVESCO VARIABLE INSURANCE FUNDS

Value Opportunities Fund

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

Dividend Opportunities Portfolio

Growth Portfolio

JANUS HENDERSON VIT – Service Shares

Global Allocation Moderate Portfolio

Global Technology Portfolio

LORD ABBETT SERIES FUND, INC.

Classic Stock Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST

7Twelve Balanced Portfolio Class 4

TOPS Growth ETF Portfolio Class 2

TOPS Moderate Growth EFT Portfolio Class 2

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Conservative Balanced Fund

PIMCO VARIABLE INSURANCE TRUST

Global Diversified Allocation Portfolio

RUSSELL INVESTMENT FUNDS

Balanced Strategy Fund

Equity Growth Strategy Fund

Global Real Estate Securities Fund

International Developed Markets Fund

Moderate Strategy Fund

Strategic Bond Fund

U.S. Small Cap Equity Fund

U.S. Strategic Fund

WILSHIRE VARIABLE INSURANCE TRUST

2015 ETF Fund

2035 ETF Fund

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchases payments for fixed dollar benefits, the latter being include in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed accounts as instructed by the contract owner. Shares of the sub-accounts are purchases at the net asset value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c)  Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual fund shares are valued at closing net asset value per share of the respective portfolios at the end of each New York Stock Exchange business day. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Investment share transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in the underlying mutual funds.

(d)  Federal Income Taxes

Operations of Account G form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal. Account G is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2014.

(e)  Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

At each financial reporting date, the separate account financials statements includes an aggregate amount of net assets allocated to future contract benefits for the contract in the payout (annuitization) period. The payout (annuitization) period beings when amounts accumulated under the contract (the contract value) are applied according the payment method selected by the contract owner.

Annuity reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)  New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), to clarify the principles for recognizing revenue. While

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

insurance contracts are not within the scope of this updated guidance, service and fee income will be subject to this updated guidance. The updated guidance requires an entity to recognize revenue as performance obligations are met, in order to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration the entity is entitled to receive for those goods or services. The following steps are applied in the updated guidance: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation. The updated guidance is effective for periods beginning after December 15, 2017. The Account has determined there is no impact on its financial statements.

(h)  Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i)  Breakage

Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in an expense of $44,181 and a gain of $54,297 for the years ended December 31, 2017 and 2016, respectively.

(2)  Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor contract. These fees were $3,415,454 and $3,040,149 for the years ended December 31, 2017 and 2016, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Company deducts a total daily charge from the total investments of the Monument product, which is equivalent to an effective annual rate of 1.30 percent of the daily total net assets, consisting of the 1.15 percent for the mortality and expense risks and .15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $15,208 and $13,158 for the years ended December 31, 2017 and 2016, respectively. The administrative expenses were $1,983 and $1,716 for the years ended December 31, 2017 and 2016, respectively.

The Company deducts a total daily charge from certain low cost investments of the Monument Advisor fund, which is equivalent to the effective annual rate of .35 percent of the daily total net assets.

This fee is charged on the low cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $3,248,756 and $1,787,831 for the years ended December 31, 2017 and 2016, respectively.

Pursuant to an agreement between Account G for the Monument product and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. These sales and administrative charges were $454 and $513 for the years ended December 31, 2017 and 2016, respectively.

The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain Monument Advisor investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $243,630 and $271,844 for the years ended December 31, 2017 and 2016, respectively.

Account G also offers, for an additional charge in the Monument Advisor product, an optional guaranteed minimum death benefit rider which provides a benefit at death if the contract value is less than the total purchase payments less partial withdrawals. These charges were $119,224 and $136,009 for the years ended December 31, 2017 and 2016, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Monument Advisor product, starting May 1, 2017, offers a return of premium enhanced death benefit rider for which is equivalent to the effective annual rate of .15 percent. These charges were $14,615 for the period May 1, 2017 through December 31, 2017. This charge is recorded as a mortality and expense risk fee in the accompanying Statements of Changes in Net Assets.

(3)  Financial Instruments and Fair Value

FASB ASC 820, Fair Value Measurement and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, Account G generally uses the market approach as the valuation technique for the nature of the mutual fund investments offered in Account G. This technique maximizes the use of observable input and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, Account G categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lower priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within difference levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instruments in its entirety.

Account G categorizes financial assets recorded at fair value as follows:

•  Level 1 –  Unadjusted quoted prices accessible in active markets and mutual funds where the value per share is determined and published and is the basis for current transaction for identical assets or liabilities at the measurement date.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

•  Level 2 –  Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation of other means.

•  Level 3 –  Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management's best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation input.

Account G recognized transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and any other levels as of December 31, 2017.

Fair Value Measurements Using

	Total as of 12/31/2017	Level 1	Level 2	Level 3
Separate Account Investments	$4,907,679,278	$4,907,679,278	$—	$—

The cost of purchases and proceeds from sales of investrments for the year ended December 31, 2017 are:

Description	Cost of Purchases	Proceeds from Sales
AB Dynamic Asset Allocation Class B	$1,322,922	$1,215,507
AB Global Thematic Growth Cl B	4,751,416	3,736,486
AB Growth and Income Class A	5,649,877	4,396,720
AB International Growth Class B	6,778,131	4,936,310
AB International Value Class B	8,241,602	8,188,263
AB Small Cap Growth Class B	1,652	267,959
AB Small-Mid Cap Value – Class B	5,289,576	6,025,366
Advisors Preferred Trust Gold Bullion Strategy	11,605,614	12,838,910
Alger Capital Appreciation Class I-2	10,725,999	8,776,904
Alger Large Cap Growth Class I-2	2,633,902	2,679,754
Alger Mid Cap Growth	2,579,545	2,381,318
Alger Small Cap Growth	92	15,797
ALPS Aggressive Growth ETF Asset Allocation II	1,635,982	115,643
ALPS Alerian Energy Infrastructure Class III	5,166,853	3,806,700
ALPS Balanced ETF Asset Allocation II	3,393,331	2,249,923
ALPS Conservative ETF Asset Allocation II	1,385,165	1,002,787
ALPS Growth ETF Asset Allocation II	3,548,018	734,983
ALPS Income and Growth ETF Asset Allocation II	2,461,240	1,206,561
ALPS/Red Rocks Listed Private Equity Cl III	3,200,970	2,953,192
American Century VP Balanced – Class I	4,039,901	1,013,365
American Century VP Income & Growth I	2,854,475	2,742,956
American Century VP Inflation Protection Class II	6,363,788	5,988,609
American Century VP International I	1,317,196	1,264,209
American Century VP Large Company Value I	1,171,791	3,720,057
American Century VP Mid Cap Value I	463,184	2,751,433
American Century VP Ultra I	4,925,596	3,045,160
Description	Cost of Purchases	Proceeds from Sales
American Century VP Value I	$3,659,261	$5,061,378
American Funds Asset Allocation Class 4	12,002,888	4,474,172
American Funds Blue Chip Income and Growth 4	10,750,881	7,105,158
American Funds Bond Class 4	13,520,748	10,235,176
American Funds Global Bond Class 4	1,204,316	800,918
American Funds Growth Class 4	23,379,568	7,163,477
American Funds Growth-Income Class 4	10,548,731	2,012,006
American Funds High-Income Bond Class 4	70,387,170	67,188,899
American Funds International Class 4	11,051,438	3,341,432
American Funds Mngd Rsk Asset Allocation P-2	2,190,385	972,753
American Funds Mngd Rsk Blue Chp Inc & Gr P-2	1,977,582	528,979
American Funds Mngd Rsk Growth Class P-2	4,443	5,351
American Funds Mngd Rsk Growth-Income P-2	2,135	705
American Funds Mngd Rsk International P-2	719	339
American Funds Mortgage Class 4	2,584,187	2,061,778
American Funds New World	10,294,039	2,178,171
BlackRock Advantage Large Cap Core V.I. Cl3	1,646,050	818,267
BlackRock Advantage Large Cap Value V.I. Cl3	1,848,196	348,577
BlackRock Capital Appreciation V.I. Cl3	4,967	28,945
BlackRock Equity Dividend V.I. Cl3	4,152,635	2,402,367
BlackRock Global Allocation V.I. Cl3	5,424,860	6,086,016
BlackRock High Yield V.I. Cl3	85,320,271	90,086,412
BlackRock iShares Alternative Strategies Cl 3	2,757,106	1,171,352
BlackRock iShares Dynamic Fixed Income Cl 3	689,801	374,387
BlackRock Large Cap Focus Growth V.I. Cl3	5,676,140	2,615,899
BlackRock Total Return V.I. Cl3	7,152,434	4,251,439
BlackRock U.S. Government Bond V.I. Cl3	997,241	1,895,386
Calvert VP SRI Balanced Class F	916,081	149,390
Credit Suisse Trust Commodity Return Strategy	1,979,206	1,924,803
CVP AQR Managed Futures Strategy	4,566,193	1,731,588
CVP Select Large-Cap Value	6,916,611	3,630,183
CVP Select Smaller-Cap Value	2,360,197	5,393,664
CVP Seligman Global Technology – Class 2	34,049,382	26,509,228
CVP Strategic Income 2	4,273,232	2,370,819
Delaware VIP Small Cap Value – Service	5,958,177	7,520,297
DFA VA Equity Allocation	945,657	272
DFA VA Global Bond	25,082,032	8,582,181
DFA VA Global Moderate Allocation	16,000,094	1,226,554
DFA VA International Small	18,103,942	4,131,267
DFA VA International Value	24,854,767	6,309,054
DFA VA Short-Term Fixed	20,800,079	10,878,974
DFA VA U.S. Large Value	36,159,867	8,628,192
DFA VA U.S. Targeted Value	27,150,732	9,550,637
Dreyfus International Value	1,274,057	869,010
Dreyfus Small Cap Stock Index Fund – Serv	16,879,299	12,701,524
Dreyfus Stock Index	22,890,696	18,447,292

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

Description	Cost of Purchases	Proceeds from Sales
Dreyfus Sustainable U.S. Equity	$1,202,754	$1,186,314
Eaton Vance VT Floating-Rate Income	35,510,486	40,645,025
Eaton Vance VT Large-Cap Value	89,767	1,449,885
Federated High Income Bond II	24,525,654	21,395,854
Federated Kaufmann II	1,984,373	1,226,189
Federated Managed Volatility II	1,590,559	1,714,051
Fidelity VIP Balanced – Serv II	7,280,644	3,685,921
Fidelity VIP Contrafund – Serv II	9,283,595	9,801,724
Fidelity VIP Disciplined Small Cap – Serv II	2,822,614	3,044,485
Fidelity VIP Dynamic Capital Apprec – Serv II	2,862	—
Fidelity VIP Equity-Income – Serv II	2,346,738	587,256
Fidelity VIP Freedom Income	855,602	151,817
Fidelity VIP FundsManager 20% Service 2	306	236
Fidelity VIP FundsManager 50% Service 2	8,865	68,425
Fidelity VIP FundsManager 60% Service 2	25,344	20,420
Fidelity VIP FundsManager 70% Service 2	19	1
Fidelity VIP Growth – Serv II	12,423,870	4,976,286
Fidelity VIP Growth & Income – Serv II	1,275,597	1,216,223
Fidelity VIP Growth Opportunities – Serv II	3,876,473	1,797,271
Fidelity VIP High Income – Serv II	53,125,293	54,751,367
Fidelity VIP Intl Capital Apprec – Serv II	5,966,018	2,804,234
Fidelity VIP Investment Grade Bond – Serv II	15,679,757	8,105,496
Fidelity VIP Mid Cap – Serv II	3,208,451	1,793,218
Fidelity VIP Overseas – Serv II	3,658,674	2,112,581
Fidelity VIP Real Estate – Serv II	4,400,219	3,962,285
Fidelity VIP Strategic Income – Serv II	18,039,276	9,884,822
Fidelity VIP Target Volatility – Serv II	36,572	40,647
Fidelity VIP Value -Serv II	1,384,239	1,518,336
Fidelity VIP Value Strategies – Serv II	9,610	27,165
First Eagle Overseas	18,126,586	7,085,558
Franklin Global Real Estate II	845,530	792,948
Franklin High Income II	3,153,885	13,861,082
Franklin Income II	13,603,519	9,200,241
Franklin Mutual Shares II	2,027,482	2,232,150
Franklin Rising Dividends II	1,922,093	1,839,691
Franklin Strategic Income II	3,981,698	4,082,726
Franklin Templeton Global Bond II	12,245,165	9,146,958
Franklin U.S. Government Securities II	2,196,760	2,086,826
Goldman Sachs VIT Global Trends Allocation – Ser	4,312	26
Goldman Sachs VIT Multi-Strategy Alternatives	3,568,656	136,991
Goldman Sachs VIT Strategic Income	1,491,390	1,006,403
Guggenheim CLS AdvisorOne Diversified Equity	—	574,373
Guggenheim CLS AdvisorOne Global Growth	—	471
Guggenheim CLS AdvisorOne Growth and Income	7,978	235,851
Guggenheim Global Managed Futures Strategy	1,723,905	1,519,640
Guggenheim Long Short Equity	1,519,447	714,479
Guggenheim Multi-Hedge Strategies	577,545	2,415,421
Guggenheim Rydex Banking	17,187,881	20,870,382
Description	Cost of Purchases	Proceeds from Sales
Guggenheim Rydex Basic Materials	$16,956,950	$15,513,253
Guggenheim Rydex Biotechnology	16,427,780	14,386,363
Guggenheim Rydex Commodities Strategy	17,575,921	16,503,040
Guggenheim Rydex Consumer Products	13,463,607	12,853,035
Guggenheim Rydex Dow 2X Strategy	20,035,919	16,678,955
Guggenheim Rydex Electronics	15,590,531	14,575,208
Guggenheim Rydex Energy	94,131,143	94,813,405
Guggenheim Rydex Energy Services	7,997,210	8,273,553
Guggenheim Rydex Europe 1.25X Strategy	6,057,371	5,633,721
Guggenheim Rydex Financial Services	28,129,872	26,220,549
Guggenheim Rydex Gov't Long Bond 1.2X Strtgy	237,425,122	240,037,999
Guggenheim Rydex Health Care	17,807,094	16,399,225
Guggenheim Rydex High Yield Strategy	18,242,406	18,379,444
Guggenheim Rydex Internet	19,868,645	21,286,253
Guggenheim Rydex Inverse Dow 2X Strategy	15,792,979	15,778,453
Guggenheim Rydex Inverse Gov't Long Bond Strtgy	165,334,911	163,606,027
Guggenheim Rydex Inverse Mid-Cap Strategy	1,504,695	1,506,827
Guggenheim Rydex Inverse NASDAQ-100 Strategy	33,014,781	33,459,462
Guggenheim Rydex Inverse Russell 2000 Strategy	23,376,567	23,488,478
Guggenheim Rydex Inverse S&P 500 Strategy	30,775,573	30,666,927
Guggenheim Rydex Japan 2X Strategy	10,527,698	8,518,270
Guggenheim Rydex Leisure	16,310,239	16,310,880
Guggenheim Rydex Mid-Cap 1.5X Strategy	34,940,931	36,284,703
Guggenheim Rydex NASDAQ-100	120,699,407	116,825,585
Guggenheim Rydex NASDAQ-100 2X Strategy	64,886,617	69,249,630
Guggenheim Rydex Nova	206,221,819	195,447,546
Guggenheim Rydex Precious Metals	147,282,690	139,158,220
Guggenheim Rydex Real Estate	24,899,867	24,980,650
Guggenheim Rydex Retailing	15,497,440	14,012,619
Guggenheim Rydex Russell 2000 1.5X Strategy	15,883,459	16,025,965
Guggenheim Rydex Russell 2000 2X Strategy	77,372,407	77,649,225
Guggenheim Rydex S&P 500 2X Strategy	242,813,293	243,388,041
Guggenheim Rydex S&P 500 Pure Growth	57,761,328	57,127,410
Guggenheim Rydex S&P 500 Pure Value	17,813,277	14,620,579
Guggenheim Rydex S&P MidCap 400 Pure Growth	11,459,064	11,271,307
Guggenheim Rydex S&P MidCap 400 Pure Value	10,546,200	9,507,116
Guggenheim Rydex S&P SmallCap 600 Pure Growth	15,375,261	17,597,174
Guggenheim Rydex S&P SmallCap 600 Pure Value	16,371,889	15,774,006
Guggenheim Rydex Strengthening Dollar 2X Strategy	10,124,185	12,279,177
Guggenheim Rydex Technology	17,718,853	17,340,629
Guggenheim Rydex Telecommunications	6,629,506	7,281,330

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

Description	Cost of Purchases	Proceeds from Sales
Guggenheim Rydex Transportation	$14,274,254	$15,306,753
Guggenheim Rydex US Government Money Market	247	375,058
Guggenheim Rydex Utilities	22,580,000	22,688,138
Guggenheim Rydex Weakening Dollar 2X Strategy	8,011,845	8,037,580
Guggenheim Var Ser Floating Rate Strategies Ser F	17,576,983	11,705,485
Guggenheim Var Ser High Yield Ser P	29,642,293	39,033,476
Guggenheim Var Ser Large Cap Value Ser B	1,362	852
Guggenheim Var Ser Small Cap Value Ser Q	1,196,315	1,866,539
Guggenheim Var Ser StylePlus Large Core Ser A	163	95
Guggenheim Var Ser StylePlus Large Growth Ser Y	558,015	665,575
Guggenheim Var Ser StylePlus Mid Growth Ser J	295,041	122,083
Guggenheim Var Ser StylePlus Small Growth Ser X	9	—
Guggenheim Var Ser U.S. Total Return Bond Ser E	20,151,002	8,557,987
Guggenheim Var Ser World Equity Income Ser D	5,646	8,549
Invesco V.I. Balanced Risk Allocation II	3,092,972	2,858,966
Invesco V.I. Comstock I	1,150,534	870,441
Invesco V.I. Core Equity I	225,738	348,565
Invesco V.I. Core Plus Bond I	6,578,953	1,070,720
Invesco V.I. Diversified Dividend I	9,506,833	13,446,648
Invesco V.I. Equity and Income I	3,579,196	3,814,110
Invesco V.I. Global Health Care I	2,284,062	2,525,477
Invesco V.I. Global Real Estate I	5,923,215	2,694,464
Invesco V.I. Government Money Market I	1,317,255,724	1,263,132,619
Invesco V.I. Government Securities I	29,712,552	29,181,743
Invesco V.I. Growth and Income I	2,285,180	2,719,207
Invesco V.I. High Yield I	54,460,277	69,171,065
Invesco V.I. International Growth I	3,682,497	5,139,261
Invesco V.I. Mid Cap Core Equity II	2,870,871	2,581,630
Invesco V.I. Technology I	8,361,378	5,762,450
Invesco V.I. Value Opportunities II	2	242
Ivy VIP Asset Strategy	485,503	3,867,039
Ivy VIP Balanced	2,321,059	2,462,945
Ivy VIP Bond	970,557	643,021
Ivy VIP Dividend Opportunities	6,932	23,237
Ivy VIP Energy	3,662,272	5,006,774
Ivy VIP Global Bond	1,766,898	1,001,022
Ivy VIP Growth	1,175	8,975
Ivy VIP High Income	41,514,717	52,586,697
Ivy VIP Limited-Term Bond	982,701	1,077,832
Ivy VIP Mid Cap Growth	1,450,534	714,604
Ivy VIP Natural Resources	1,526,936	1,765,078
Ivy VIP Science and Technology	4,298,361	3,762,826
Ivy VIP Value	388,904	929,050
Janus Henderson Balanced – Inst	4,103,783	3,624,006
Janus Henderson Enterprise – Inst	15,920,135	9,084,537
Janus Henderson Flexible Bond – Serv	4,239,719	6,534,281
Janus Henderson Forty – Inst	5,144,732	4,152,549
Janus Henderson Global Allocation – Moderate – Service	151	22
Janus Henderson Global Research – Inst	3,763,282	2,202,000
Janus Henderson Global Technology – Serv	7,920	28,400
Description	Cost of Purchases	Proceeds from Sales
Janus Henderson Global Unconstrained Bond – Serv	$410,268	$116,416
Janus Henderson Overseas – Inst	8,428,770	7,205,503
Janus Henderson Perkins Mid Cap Value – Inst	3,623,077	7,831,827
Janus Henderson Research – Inst	2,048,809	1,178,607
Janus Henderson US Low Volatility – Serv	3,601,244	2,636,895
JHancock Emerging Markets Value Trust NAV	6,984,863	1,165,315
JPMorgan Global Allocation Class 2	8,657,810	5,274,479
JPMorgan Income Builder Class 2	3,060,795	3,141,407
Lazard Retirement Emerging Markets Equity	19,438,658	15,627,750
Lazard Retirement Global Dynamic Multi-Asset	652,248	215,626
Lazard Retirement International Equity	9,758,876	4,516,597
Lazard Retirement US Small-Mid Cap Equity	2,243,919	1,460,752
Lazard Retirement US Strategic Equity	103,949	1,918,954
LM QS Dynamic Multi Strategy II	50,546	92,861
LMCBV Aggressive Growth I	1,519,243	8,817,932
LMCBV Dividend Strategy I	6,756,946	6,426,767
LMCBV Large Cap Growth I	12,334,960	5,803,276
LMCBV Small Cap Growth II	6,647,845	5,590,921
LMWAV Global High Yield Bond I	29,036,441	25,810,297
Lord Abbett Bond Debenture	19,472,312	14,534,948
Lord Abbett Calibrated Dividend Growth	1,629,659	957,701
Lord Abbett Classic Stock	7,733	139
Lord Abbett Growth and Income	750,935	6,238,892
Lord Abbett International Opportunities	9,831,979	5,799,876
Mainstay VP Convertible Service	2,579,224	1,306,627
MFS Growth Series – Service	419,690	2,146
MFS Value Series – Service	461,289	4,754
Neuberger Berman AMT Large Cap Value I	2,963,242	8,394,604
Neuberger Berman AMT Mid Cap Growth Class I	1,487,839	764,792
Neuberger Berman AMT Mid Cap Intrinsic Value I	2,889,366	2,878,341
Neuberger Berman AMT Short Duration Bond	1,336,219	1,092,218
Neuberger Berman AMT Socially Responsive Class I	1,052,494	1,523,393
Neuberger Berman AMT US Equity Index PutWrite Strategy	2,676,727	2,897,578
Ntrn Lts 7Twelve Balanced Cl 3	801,450	149,357
Ntrn Lts 7Twelve Balanced Cl 4	387	429
Ntrn Lts Adaptive Allocation		14,504
Ntrn Lts Anchor Tactical Credit Strategies	2,375,983	9,317,705
Ntrn Lts BTS Tactical Fixed Income VIT CL 2	10,978,349	4,643,126
Ntrn Lts Changing Parameters	469,841	8,187,669
Ntrn Lts JNF Exceed Defined Shield Index	3,337	492,320
Ntrn Lts Mariner Managed Futures Strategy Class 2	21,713	5,627,633
Ntrn Lts Power Dividend Index	6,270,606	1,331,631
Ntrn Lts Power Income Class 2	1,030,747	957,928
Ntrn Lts Power Momentum	1,169,298	640,234
Ntrn Lts Probabilities Class 1	3,199,352	4,888,792

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

Description	Cost of Purchases	Proceeds from Sales
Ntrn Lts TOPS Aggressive Growth ETF – Class 1	$26,940	$31,869
Ntrn Lts TOPS Balanced ETF – Class 1	3,920	25,862
Ntrn Lts TOPS Conservative ETF Class 1	2,441	345
Ntrn Lts TOPS Conservative ETF – Class 2	460,249	294,549
Ntrn Lts TOPS Growth ETF – Class 1	75,375	607,042
Ntrn Lts TOPS Growth ETF – Class 2	1,238	2,082
Ntrn Lts TOPS Managed Risk Balanced ETF – Class 1	7,727	147,247
Ntrn Lts TOPS Managed Risk Balanced ETF – Class 2	296,815	390,029
Ntrn Lts TOPS Managed Risk Growth ETF – Class 1	1,376,432	2,299,347
Ntrn Lts TOPS Managed Risk Growth ETF – Class 2	177,435	122,243
Ntrn Lts TOPS Managed Risk Moderate Growth ETF -1	31,908	48,770
Ntrn Lts TOPS Managed Risk Moderate Growth ETF -2	264,048	317,278
Ntrn Lts TOPS Moderate Growth ETF – Class 1	33,407	208,898
Ntrn Lts TOPS Moderate Growth ETF – Class 2	559	64
NVIT Bond Index – Class Y	2,726,941	2,813,752
NVIT International Index – Class Y	19,625,578	5,758,422
NVIT Mid Cap Index – Class Y	5,800,696	4,924,866
NVIT Multi-Manager International Value I	1,337	1,354
NVIT Multi-Manager Mid Cap Value I	94,725	74
NVIT S&P 500 Index – Class Y	26,714,845	15,322,692
NVIT Small Cap Index – Class Y	14,313,208	6,644,272
NW DFA NVIT Capital Appreciation P	147,468	439
NW DFA NVIT Moderate P	1,981,557	368,515
NW DoubleLine NVIT Total Return Tactical Cl Y	695,538	83
NW Neuberger Berman NVIT Socially Responsible I	1,029,150	758,755
Oppenheimer Conservative Balanced – Cl 2	2,174	42
Oppenheimer Global – Cl 2	11,433,660	9,600,126
Oppenheimer Global Multi-Alternatives – Cl 2	425,705	129,155
Oppenheimer Global Strategic Inc – Cl 2	3,043,766	2,678,575
Oppenheimer International Growth – Cl 2	7,992,051	5,498,467
Oppenheimer Main Street – Cl 2	9,030,141	3,967,575
Oppenheimer Total Return Bond – Cl 2	3,338,499	2,079,279
PIMCO VIT All Asset – Admin	7,239,053	6,750,303
PIMCO VIT All Asset All Authority – Admin	3,808,126	1,161,573
PIMCO VIT All Asset All Authority – Inst	28,427	327,320
PIMCO VIT CommodityRealReturn Strategy – Admin	5,858,804	4,081,973
PIMCO VIT Emerging Markets Bond – Admin	24,276,632	20,096,447
PIMCO VIT Foreign Bond (Unhedged) – Admin	5,644,066	5,556,219
Description	Cost of Purchases	Proceeds from Sales
PIMCO VIT Foreign Bond (US Dollar Hedged) – Admin	$22,230,112	$7,539,388
PIMCO VIT Global Bond Unhedged – Admin	2,166,886	1,958,257
PIMCO VIT Global Core Bond (Hedged) Adm	199,402	117,782
PIMCO VIT Global Diversified Allocation – Admin	290	82
PIMCO VIT Global Multi-Asset Adm	668,509	579,336
PIMCO VIT High Yield – Admin	232,833,708	235,951,153
PIMCO VIT Income – Admin	78,547,231	18,502,109
PIMCO VIT Long Term US Government – Admin	8,514,518	6,778,027
PIMCO VIT Low Duration – Admin	10,663,557	12,960,816
PIMCO VIT Real Return – Admin	9,722,555	3,025,349
PIMCO VIT Short-Term – Admin	23,508,945	18,500,079
PIMCO VIT Total Return – Admin	31,738,269	19,444,232
PIMCO VIT Unconstrained Bond – Admin	4,445,514	3,195,839
Pioneer Bond VCT II	5,542,009	3,477,062
Pioneer Emerging Markets Class II	2,960,604	4,739,570
Pioneer Equity Income VCT Class II	8,049,773	4,489,539
Pioneer Fund VCT Class II	1,927,122	1,912,163
Pioneer High Yield VCT Class II	6,414,871	6,613,739
Pioneer Mid Cap Value VCT Class II	5,228,041	5,372,237
Pioneer Strategic Income VCT Class II	5,719,911	5,087,797
ProFunds Access VP High Yield	11,603,921	11,683,070
ProFunds VP Asia 30	6,278,365	5,272,715
ProFunds VP Banks	9,149,605	7,582,715
ProFunds VP Basic Materials	6,945,959	6,064,360
ProFunds VP Bear	5,007,854	4,723,928
ProFunds VP Biotechnology	7,266,791	6,477,688
ProFunds VP Bull	57,106,779	50,701,404
ProFunds VP Consumer Goods	6,178,443	2,243,839
ProFunds VP Consumer Services	7,693,971	6,509,975
ProFunds VP Emerging Markets	21,622,241	19,738,560
ProFunds VP Europe 30	14,752,655	10,232,288
ProFunds VP Falling US Dollar	2,467,137	2,446,593
ProFunds VP Financials	11,632,360	9,852,525
ProFunds VP Government Money Market	260,556,537	254,704,179
ProFunds VP Health Care	8,821,180	7,338,300
ProFunds VP Industrials	8,162,711	7,222,414
ProFunds VP International	18,227,870	17,607,738
ProFunds VP Internet	10,919,172	10,217,334
ProFunds VP Japan	3,365,946	3,415,447
ProFunds VP Large-Cap Growth	34,250,687	32,003,459
ProFunds VP Large-Cap Value	4,213,393	6,551,707
ProFunds VP Mid-Cap	34,518,321	35,949,789
ProFunds VP Mid-Cap Growth	3,611,759	3,163,066
ProFunds VP Mid-Cap Value	3,693,917	8,310,936
ProFunds VP NASDAQ-100	48,502,571	50,251,781
ProFunds VP Oil & Gas	8,688,357	10,822,348
ProFunds VP Pharmaceuticals	3,625,089	3,385,433
ProFunds VP Precious Metals	5,965,799	6,025,633
ProFunds VP Real Estate	4,009,798	3,826,373
ProFunds VP Rising Rates Opportunity	10,160,237	10,982,050
ProFunds VP Semiconductor	9,412,410	9,311,671
ProFunds VP Short Emerging Markets	2,200,919	2,291,286
ProFunds VP Short International	767,131	721,004
ProFunds VP Short Mid-Cap	1,267,329	1,182,401
ProFunds VP Short NASDAQ-100	7,179,767	7,156,265
ProFunds VP Short Small-Cap	3,471,163	3,454,567
ProFunds VP Small Cap	7,516,737	9,536,398

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

Description	Cost of Purchases	Proceeds from Sales
ProFunds VP Small-Cap Growth	$13,469,995	$14,757,602
ProFunds VP Small-Cap Value	9,468,731	17,870,284
ProFunds VP Technology	11,022,256	10,304,885
ProFunds VP Telecommunications	1,611,989	1,625,670
ProFunds VP U.S. Government Plus	68,526,673	69,576,521
ProFunds VP UltraBull	15,293,455	15,180,910
ProFunds VP UltraMid-Cap	4,492,297	4,867,174
ProFunds VP UltraNASDAQ-100	644,945,989	629,177,884
ProFunds VP UltraShort NASDAQ-100	6,565,872	6,813,562
ProFunds VP UltraSmall-Cap	252,442,636	247,528,189
ProFunds VP Utilities	8,465,928	8,596,333
Putnam VT Absolute Return 500 Cl B	1,811,419	1,441,034
Putnam VT American Government Income Cl IB	1,315,021	286,136
Putnam VT Diversified Income Cl IB	5,754,719	3,044,115
Putnam VT Equity Income Cl IB	10,848,256	6,493,390
Putnam VT High Yield Cl IB	13,158,385	26,208,868
Putnam VT Income Cl IB	10,985,114	6,536,452
Redwood Managed Volatility Class I	1,343,856	2,579,467
Redwood Managed Volatility Class N	7,656,144	4,091,466
RIF Balanced Strategy	50,796	126,193
RIF Equity Growth Strategy	12,272	12,480
RIF Global Real Estate Securities	36,526	320,528
RIF International Developed Markets	7,264	24,763
RIF Moderate Strategy	11,712	1,307
RIF Strategic Bond	3,703	83,673
RIF US Small Cap Equity	1,541	3,476
RIF US Strategic Equity	21,646	38,660
Royce Micro-Cap	3,675,441	5,399,236
Royce Small-Cap	3,823,246	4,042,550
SEI Balanced Strategy Class II	522,892	246,361
SEI Conservative Strategy Class II	467,597	629,133
SEI Defensive Strategy Class II	664,713	576,736
SEI Market Growth Strategy Class II	506,224	189,056
SEI Market Plus Strategy Class II	105,391	64,083
SEI Moderate Strategy Class II	811,543	264,332
T. Rowe Price Blue Chip Growth II	25,880,681	17,470,013
T. Rowe Price Equity Income II	4,514,798	5,410,430
T. Rowe Price Health Sciences II	17,826,395	17,794,134
T. Rowe Price Limited-Term Bond II	5,300,969	7,702,071
Third Avenue Variable Annuity Trust Value	1,296,145	3,826,635
Timothy Plan Conservative Growth VS	1,874,927	3,041,980
Timothy Plan Strategic Growth VS	362,200	776,720
Tortoise VIP MLP & Pipeline Cl II	4,504,128	4,057,197
VanEck VIP Emerging Markets	22,577,431	14,766,025
VanEck VIP Global Gold Class S	8,558,490	8,519,259
VanEck VIP Global Hard Assets	2,538,520	4,226,397
VanEck VIP Unconstrained Emerging Markets Bond	5,265,316	4,782,162
Vanguard VIF Balanced	34,702,599	5,810,186
Vanguard VIF Capital Growth	16,040,080	3,991,066
Vanguard VIF Diversified Value	7,743,080	7,263,650
Vanguard VIF Equity Income	23,719,431	9,409,495
Vanguard VIF Equity Index	52,379,560	12,589,174
Vanguard VIF Growth	14,964,990	5,118,676
Vanguard VIF High Yield Bond	19,308,990	8,581,483
Vanguard VIF International	42,539,350	8,247,966
Vanguard VIF Mid-Cap Index	23,413,682	4,630,086
Vanguard VIF REIT Index	21,788,109	11,508,415
Vanguard VIF Short-Term Investment Grade	47,350,048	19,990,817
Description	Cost of Purchases	Proceeds from Sales
Vanguard VIF Small Company Growth	$15,544,559	$6,543,292
Vanguard VIF Total Bond Market Index	72,527,463	12,571,504
Vanguard VIF Total Stock Market Index	51,101,643	9,905,396
Virtus Duff & Phelps International Class A	409,275	163,387
Virtus Duff & Phelps Real Estate Securities Class A	2,368,889	1,766,670
Virtus Newfleet Multi-Sector Intermediate Bond Class A	10,881,263	4,475,352
Virtus Rampart Equity Trend Series	84,617	1,350,368
Wells Fargo VT Discovery	4,368,550	3,620,389
Wells Fargo VT Opportunity	112,665	152,735
Westchester Merger Fund VL	2,885,781	3,786,098
Wilshire VIT 2015 ETF	6,272	540
Wilshire VIT 2035 ETF	4,474	24
	$7,708,951,310	$6,844,013,721

(4)  Financial Highlights

The following tabular presentation is a summary of units, unit values, contract owners' equity outstanding and contract expense rates, investment income ratios and total returns for each of the periods in the five-year period ended December 31, 2017 for each fund in the Account.

The total return is presented using the minimum and maximum expense ratio unit values and is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
AB Variable Products Series Fund, Inc.:
Dynamic Asset Allocation Portfolio
December 31, 2017	50	$10.80	$14.24	$681	8.00%	14.29%	2.67%	—	0.15%
December 31, 2016	38	12.46	12.46	472	3.40%	3.40%	0.43%	—	—
December 31, 2015	120	12.05	12.05	1,446	-1.31%	-1.31%	0.76%	—	—
December 31, 2014	86	12.21	12.21	1,044	4.18%	4.18%	0.38%	—	—
December 31, 2013	33	11.72	11.72	391	11.94%	11.94%	0.24%	—	—
Global Thematic Growth Portfolio
December 31, 2017	99	11.68	16.20	1,608	16.80%	36.36%	0.39%	—	0.15%
December 31, 2016	25	11.88	11.88	302	-0.92%	-0.92%	0.00%	—	—
December 31, 2015	33	11.99	11.99	398	2.65%	2.65%	0.00%	—	—
December 31, 2014	21	11.68	11.68	239	4.85%	4.85%	0.00%	—	—
December 31, 2013	32	11.14	11.14	359	22.96%	22.96%	0.00%	—	—
Growth and Income Portfolio
December 31, 2017	519	11.46	25.05	12,273	14.60%	18.94%	1.40%	—	1.30%
December 31, 2016	511	19.90	21.34	10,174	9.89%	11.30%	1.00%	—	1.30%
December 31, 2015	444	17.88	19.42	7,939	0.36%	1.71%	1.41%	—	1.30%
December 31, 2014	421	17.58	19.35	7,394	8.16%	9.53%	1.36%	—	1.30%
December 31, 2013	331	16.05	17.89	5,316	33.21%	34.99%	1.07%	—	1.30%
International Growth Portfolio
December 31, 2017	329	11.00	11.48	3,621	14.80%	34.64%	1.06%	—	0.15%
December 31, 2016	159	8.17	8.17	1,295	-7.05%	-7.05%	0.00%	—	—
December 31, 2015	148	8.79	8.79	1,299	-2.12%	-2.12%	0.06%	—	—
December 31, 2014	168	8.98	8.98	1,510	-1.43%	-1.43%	0.00%	—	—
December 31, 2013	150	9.11	9.11	1,369	13.31%	13.31%	0.70%	—	—
International Value Portfolio
December 31, 2017	247	9.11	11.20	2,250	12.00%	25.14%	1.47%	—	0.15%
December 31, 2016	227	7.28	7.28	1,652	-0.82%	-0.82%	1.16%	—	—
December 31, 2015	197	7.34	7.34	1,447	2.37%	2.37%	1.84%	—	—
December 31, 2014	183	7.17	7.17	1,309	-6.52%	-6.52%	3.69%	—	—
December 31, 2013	261	7.67	7.67	2,004	22.72%	22.72%	8.49%	—	—
Small Cap Growth Portfolio
December 31, 2017	30	28.34	28.34	842	33.81%	33.81%	0.00%	—	—
December 31, 2016	41	21.18	21.18	869	6.22%	6.22%	0.00%	—	—
December 31, 2015	52	19.94	19.94	1,037	-1.53%	-1.53%	0.00%	—	—
December 31, 2014	64	20.25	20.25	1,293	-2.08%	-2.08%	0.00%	—	—
December 31, 2013	82	20.68	20.68	1,698	45.33%	45.33%	0.00%	—	—
Small-Mid Cap Value Portfolio
December 31, 2017	389	11.09	26.71	10,335	10.90%	12.84%	0.24%	—	0.15%
December 31, 2016	436	23.67	23.67	10,348	24.78%	24.78%	0.37%	—	—
December 31, 2015	297	18.97	18.97	5,635	-5.67%	-5.67%	0.56%	—	—
December 31, 2014	336	20.11	20.11	6,754	8.94%	8.94%	0.46%	—	—
December 31, 2013	285	18.46	18.46	5,264	37.66%	37.66%	0.40%	—	—
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio
December 31, 2017	510	9.37	10.19	4,781	1.90%	11.28%	0.00%	—	0.15%
December 31, 2016	650	8.42	8.42	5,477	6.85%	6.85%	0.00%	—	—
December 31, 2015	274	7.88	7.88	2,163	-12.35%	-12.35%	0.00%	—	—
December 31, 2014	152	8.99	8.99	1,363	-3.54%	-3.54%	0.00%	—	—
December 31, 2013	41	9.32	9.32	379	-6.80%	-6.80%	0.00%	—	—
Inception November 15, 2013	—	10.00	10.00	—
The Alger Portfolios:
Capital Appreciation Portfolio
December 31, 2017	380	11.41	68.78	17,333	14.10%	31.08%	0.17%	—	1.30%
December 31, 2016	355	35.13	53.15	12,496	-0.80%	0.49%	0.18%	—	1.30%
December 31, 2015	486	34.96	53.58	17,013	4.83%	6.20%	0.09%	—	1.30%
December 31, 2014	409	32.92	51.11	13,484	12.28%	13.75%	0.10%	—	1.30%
December 31, 2013	396	28.94	45.52	11,479	33.45%	35.17%	0.46%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
The Alger Portfolios: (continued)
Large Cap Growth Portfolio
December 31, 2017	78	$11.22	$35.68	$2,215	12.20%	28.49%	0.00%	—	1.30%
December 31, 2016	89	22.22	28.14	1,983	-2.09%	-0.85%	0.00%	—	1.30%
December 31, 2015	101	22.41	28.74	2,273	0.38%	1.72%	0.00%	—	1.30%
December 31, 2014	161	22.03	28.63	3,557	9.57%	10.98%	0.18%	—	1.30%
December 31, 2013	169	19.85	26.13	3,362	33.32%	35.03%	1.23%	—	1.30%
Mid Cap Growth Portfolio
December 31, 2017	66	11.53	46.11	1,748	15.30%	29.80%	0.00%	—	1.30%
December 31, 2016	58	20.20	35.99	1,191	-0.33%	0.95%	0.00%	—	1.30%
December 31, 2015	38	20.01	36.11	795	-2.83%	-1.53%	0.00%	—	1.30%
December 31, 2014	66	20.32	37.16	1,378	6.60%	7.97%	0.00%	—	1.30%
December 31, 2013	70	18.82	34.86	1,360	34.08%	35.88%	0.41%	—	1.30%
Small Cap Growth Portfolio
December 31, 2017	6	31.48	33.83	200	27.09%	28.73%	0.00%	—	1.30%
December 31, 2016	6	24.77	26.28	168	4.87%	6.22%	0.00%	—	1.30%
December 31, 2015	6	23.62	24.74	158	-4.57%	-3.32%	0.00%	—	1.30%
December 31, 2014	12	24.75	25.59	315	-0.88%	0.43%	0.00%	—	1.30%
December 31, 2013	14	24.97	25.48	356	32.54%	34.32%	0.00%	—	1.30%
ALPS Variable Investment Trust:
ALPS/Alerian Energy Infrastructure Portfolio
December 31, 2017	1,235	9.82	10.40	12,840	-1.80%	-0.86%	1.98%	—	0.15%
December 31, 2016	1,124	10.49	10.49	11,788	40.81%	40.81%	2.39%	—	—
December 31, 2015	871	7.45	7.45	6,486	-37.92%	-37.92%	0.90%	—	—
December 31, 2014	594	12.00	12.00	7,122	11.94%	11.94%	0.14%	—	—
December 31, 2013	311	10.72	10.72	3,337	8.83%	8.83%	0.00%	—	—
Inception May 1, 2013	—	9.85	9.85	—
ALPS/Red Rocks Listed Private Equity Portfolio
December 31, 2017	72	11.17	12.48	893	11.70%	24.92%	2.02%	—	0.15%
December 31, 2016	49	9.99	9.99	487	8.00%	8.00%	0.83%	—	—
December 31, 2015	26	9.25	9.25	240	-7.04%	-7.04%	0.16%	—	—
Inception May 1, 2015	—	9.95	9.95	—
ALPS Variable Investment Trust:
Morningstar ETF Asset Allocation Series:
Aggressive Growth Portfolio
December 31, 2017	184	11.14	16.81	2,892	11.40%	19.81%	1.59%	—	0.15%
December 31, 2016	86	14.03	14.03	1,202	11.17%	11.17%	1.50%	—	—
December 31, 2015	45	12.62	12.62	562	-2.85%	-2.85%	1.49%	—	—
December 31, 2014	30	12.99	12.99	388	4.51%	4.51%	0.65%	—	—
December 31, 2013	45	12.43	12.43	554	18.04%	18.04%	4.89%	—	—
Balanced Portfolio
December 31, 2017	732	10.75	15.87	11,605	7.50%	13.28%	1.71%	—	0.15%
December 31, 2016	714	14.01	14.01	9,998	8.52%	8.52%	1.81%	—	—
December 31, 2015	652	12.91	12.91	8,420	-2.27%	-2.27%	1.99%	—	—
December 31, 2014	398	13.21	13.21	5,252	4.51%	4.51%	1.36%	—	—
December 31, 2013	281	12.64	12.64	3,556	11.86%	11.86%	1.56%	—	—
Conservative Portfolio
December 31, 2017	317	10.32	13.50	4,264	3.20%	6.22%	1.67%	—	0.15%
December 31, 2016	292	12.71	12.71	3,715	4.61%	4.61%	2.05%	—	—
December 31, 2015	178	12.15	12.15	2,164	-1.22%	-1.22%	0.98%	—	—
December 31, 2014	360	12.30	12.30	4,446	2.76%	2.76%	1.03%	—	—
December 31, 2013	344	11.97	11.97	4,122	2.57%	2.57%	1.37%	—	—
Growth Portfolio
December 31, 2017	610	10.98	16.58	10,091	9.80%	17.26%	1.53%	—	0.15%
December 31, 2016	465	14.14	14.14	6,580	9.70%	9.70%	1.64%	—	—
December 31, 2015	391	12.89	12.89	5,037	-2.50%	-2.50%	1.48%	—	—
December 31, 2014	281	13.22	13.22	3,714	4.59%	4.59%	1.15%	—	—
December 31, 2013	175	12.64	12.64	2,216	16.50%	16.50%	1.32%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Morningstar ETF Asset Allocation Series: (continued)
Income and Growth Portfolio
December 31, 2017	290	$10.54	$14.63	$4,250	5.40%	9.92%	2.15%	—	0.15%
December 31, 2016	221	13.31	13.31	2,946	6.39%	6.39%	1.95%	—	—
December 31, 2015	150	12.51	12.51	1,873	-1.73%	-1.73%	1.42%	—	—
December 31, 2014	182	12.73	12.73	2,318	3.33%	3.33%	1.22%	—	—
December 31, 2013	153	12.32	12.32	1,879	7.32%	7.32%	1.48%	—	—
American Century Variable Portfolios, Inc.:
Balanced Fund
December 31, 2017	486	10.81	22.70	11,024	8.10%	13.90%	1.60%	—	0.15%
December 31, 2016	369	19.93	19.93	7,346	6.98%	6.98%	1.66%	—	—
December 31, 2015	262	18.63	18.63	4,885	-2.56%	-2.56%	1.80%	—	—
December 31, 2014	122	19.12	19.12	2,327	9.89%	9.89%	1.45%	—	—
December 31, 2013	129	17.40	17.40	2,238	17.41%	17.41%	1.59%	—	—
Income & Growth Fund
December 31, 2017	392	11.28	25.94	10,157	12.80%	20.48%	2.40%	—	1.30%
December 31, 2016	406	20.40	21.53	8,798	11.96%	13.49%	2.39%	—	1.30%
December 31, 2015	333	18.22	18.97	6,317	-6.80%	-5.62%	2.12%	—	1.30%
December 31, 2014	326	19.55	20.10	6,542	11.02%	12.54%	2.11%	—	1.30%
December 31, 2013	234	17.61	17.86	4,174	34.12%	35.82%	2.20%	—	1.30%
Inflation Protection Fund
December 31, 2017	556	10.21	15.30	8,470	2.10%	3.66%	2.61%	—	1.30%
December 31, 2016	543	13.44	14.76	8,033	3.07%	4.38%	1.76%	—	1.30%
December 31, 2015	342	13.04	14.14	4,830	-3.76%	-2.48%	1.74%	—	1.30%
December 31, 2014	223	13.55	14.50	3,235	1.96%	3.35%	1.37%	—	1.30%
December 31, 2013	199	13.29	14.03	2,792	-9.65%	-8.48%	1.69%	—	1.30%
International Fund
December 31, 2017	116	11.64	22.16	2,563	16.40%	31.20%	0.82%	—	1.30%
December 31, 2016	115	13.88	16.89	1,933	-6.72%	-5.48%	1.06%	—	1.30%
December 31, 2015	151	14.88	17.87	2,701	-0.53%	0.73%	0.35%	—	1.30%
December 31, 2014	121	14.96	17.74	2,146	-6.73%	-5.49%	1.61%	—	1.30%
December 31, 2013	94	16.04	18.77	1,771	20.87%	22.44%	1.80%	—	1.30%
Large Company Value Fund
December 31, 2017	136	10.71	16.96	2,311	7.10%	11.07%	1.91%	—	0.15%
December 31, 2016	320	15.27	15.27	4,880	15.25%	15.25%	2.13%	—	—
December 31, 2015	324	13.25	13.25	4,293	-3.92%	-3.92%	1.51%	—	—
December 31, 2014	124	13.79	13.79	1,715	12.94%	12.94%	1.43%	—	—
December 31, 2013	78	12.21	12.21	948	31.29%	31.29%	1.55%	—	—
Mid Cap Value Fund
December 31, 2017	281	29.64	29.64	8,319	11.68%	11.68%	1.53%	—	—
December 31, 2016	376	26.54	26.54	9,968	22.87%	22.87%	1.69%	—	—
December 31, 2015	424	21.60	21.60	9,170	-1.46%	-1.46%	1.61%	—	—
December 31, 2014	688	21.92	21.92	15,070	16.47%	16.47%	1.15%	—	—
December 31, 2013	474	18.82	18.82	8,930	30.06%	30.06%	1.26%	—	—
Ultra Fund
December 31, 2017	208	11.65	27.09	5,609	16.50%	32.21%	0.26%	—	0.15%
December 31, 2016	133	20.49	20.49	2,717	4.49%	4.49%	0.15%	—	—
December 31, 2015	91	19.61	19.61	1,778	6.23%	6.23%	0.32%	—	—
December 31, 2014	36	18.46	18.46	655	10.01%	10.01%	0.30%	—	—
December 31, 2013	97	16.78	16.78	1,626	37.09%	37.09%	0.46%	—	—
Value Fund
December 31, 2017	459	10.74	31.66	12,022	7.32%	8.74%	1.62%	—	1.30%
December 31, 2016	524	24.14	29.50	12,636	18.95%	20.52%	1.83%	—	1.30%
December 31, 2015	368	20.03	24.80	7,377	-5.13%	-3.89%	2.06%	—	1.30%
December 31, 2014	415	20.84	26.14	8,645	11.61%	13.08%	1.59%	—	1.30%
December 31, 2013	266	18.43	23.42	4,912	30.04%	31.74%	1.67%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
American Funds Insurance Series:
Asset Allocation Fund
December 31, 2017	1,755	$10.89	$13.78	$24,096	8.90%	15.90%	1.55%	—	0.15%
December 31, 2016	1,259	11.89	11.89	14,969	9.18%	9.18%	1.62%	—	—
December 31, 2015	1,101	10.89	10.89	11,989	1.11%	1.11%	2.94%	—	—
December 31, 2014	345	10.77	10.77	3,715	5.18%	5.18%	3.15%	—	—
December 31, 2013	14	10.24	10.24	139	1.99%	1.99%	2.12%	—	—
Inception November 15, 2013	—	10.04	10.04	—
Blue Chip Income and Growth Fund
December 31, 2017	966	11.21	16.01	15,301	12.10%	16.69%	2.01%	—	0.15%
December 31, 2016	752	13.72	13.72	10,342	18.48%	18.48%	3.07%	—	—
December 31, 2015	220	11.58	11.58	2,546	-3.18%	-3.18%	2.01%	—	—
December 31, 2014	169	11.96	11.96	2,026	15.11%	15.11%	4.83%	—	—
December 31, 2013	10	10.39	10.39	105	3.69%	3.69%	1.96%	—	—
Inception November 15, 2013	—	10.02	10.02	—
Bond Fund
December 31, 2017	586	10.17	11.07	6,442	1.70%	3.26%	1.79%	—	0.15%
December 31, 2016	293	10.72	10.72	3,142	2.78%	2.78%	1.11%	—	—
December 31, 2015	670	10.43	10.43	6,992	0.00%	0.00%	2.90%	—	—
December 31, 2014	572	10.43	10.43	5,966	5.14%	5.14%	4.36%	—	—
December 31, 2013	7	9.92	9.92	69	-0.80%	-0.80%	1.81%	—	—
Inception November 15, 2013	—	10.00	10.00	—
Global Bond Fund
December 31, 2017	197	10.32	10.57	2,078	3.20%	6.66%	0.38%	—	0.15%
December 31, 2016	159	9.91	9.91	1,577	2.38%	2.38%	0.40%	—	—
December 31, 2015	118	9.68	9.68	1,141	-4.25%	-4.25%	0.03%	—	—
December 31, 2014	53	10.11	10.11	536	1.20%	1.20%	2.53%	—	—
December 31, 2013	1	9.99	9.99	10	-0.20%	-0.20%	0.00%	—	—
Inception November 15, 2013	—	10.01	10.01	—
Growth Fund
December 31, 2017	1,974	11.38	16.78	32,776	13.80%	27.99%	0.54%	—	0.15%
December 31, 2016	1,042	13.11	13.11	13,691	9.25%	9.25%	0.69%	—	—
December 31, 2015	664	12.00	12.00	7,968	6.57%	6.57%	1.12%	—	—
December 31, 2014	203	11.26	11.26	2,285	8.17%	8.17%	2.14%	—	—
December 31, 2013	10	10.41	10.41	100	3.48%	3.48%	0.76%	—	—
Inception November 15, 2013	—	10.06	10.06	—
Growth-Income Fund
December 31, 2017	1,408	11.31	15.82	22,122	13.10%	22.07%	1.53%	—	0.15%
December 31, 2016	896	12.96	12.96	11,619	11.24%	11.24%	1.44%	—	—
December 31, 2015	644	11.65	11.65	7,504	1.22%	1.22%	2.40%	—	—
December 31, 2014	214	11.51	11.51	2,467	10.35%	10.35%	2.39%	—	—
December 31, 2013	10	10.43	10.43	108	3.88%	3.88%	1.30%	—	—
Inception November 15, 2013	—	10.04	10.04	—
High-Income Bond Fund
December 31, 2017	915	10.29	11.75	10,744	2.90%	6.62%	7.59%	—	0.15%
December 31, 2016	700	11.02	11.02	7,711	17.36%	17.36%	11.46%	—	—
December 31, 2015	63	9.39	9.39	591	-7.40%	-7.40%	2.75%	—	—
December 31, 2014	29	10.14	10.14	295	0.30%	0.30%	2.05%	—	—
December 31, 2013	9	10.11	10.11	93	1.00%	1.00%	6.45%	—	—
Inception November 15, 2013	—	10.01	10.01	—
International Fund
December 31, 2017	1,737	11.59	13.26	22,966	15.90%	31.81%	1.53%	—	0.15%
December 31, 2016	1,123	10.06	10.06	11,331	3.29%	3.29%	1.48%	—	—
December 31, 2015	719	9.74	9.74	7,009	-4.79%	-4.79%	1.95%	—	—
December 31, 2014	283	10.23	10.23	2,891	-2.85%	-2.85%	2.37%	—	—
December 31, 2013	17	10.53	10.53	182	4.46%	4.46%	1.16%	—	—
Inception November 15, 2013	—	10.08	10.08	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
American Funds Insurance Series: (continued)
Managed Risk Asset Allocation Fund
December 31, 2017	259	$10.83	$12.82	$3,285	8.30%	14.77%	0.73%	—	0.15%
December 31, 2016	162	11.17	11.17	1,804	7.30%	7.30%	1.34%	—	—
December 31, 2015	102	10.41	10.41	1,064	-1.05%	-1.05%	1.69%	—	—
December 31, 2014	79	10.52	10.52	836	2.94%	2.94%	0.10%	—	—
December 31, 2013	15	10.22	10.22	149	1.89%	1.89%	3.03%	—	—
Inception November 15, 2013	—	10.03	10.03	—
Managed Risk Blue Chip Income and Growth Fund
December 31, 2017	226	11.08	13.53	3,048	10.80%	15.05%	1.69%	—	0.15%
December 31, 2016	114	11.76	11.76	1,335	13.40%	13.40%	1.95%	—	—
December 31, 2015	32	10.37	10.37	329	-7.49%	-7.49%	0.22%	—	—
December 31, 2014	59	11.21	11.21	662	8.10%	8.10%	10.67%	—	—
December 31, 2013	2	10.37	10.37	20	3.39%	3.39%	1.51%	—	—
Inception November 15, 2013	—	10.03	10.03	—
Managed Risk Growth Fund
December 31, 2017	18	13.73	13.73	247	25.96%	25.96%	0.29%	—	—
December 31, 2016	18	10.90	10.90	201	2.54%	2.54%	0.19%	—	—
December 31, 2015	28	10.63	10.63	295	0.66%	0.66%	0.00%	—	—
December 31, 2014	20	10.56	10.56	216	1.83%	1.83%	1.13%	—	—
December 31, 2013	1	10.37	10.37	15	3.18%	3.18%	0.67%	—	—
Inception November 15, 2013	—	10.05	10.05	—
Managed Risk Growth-Income Fund
December 31, 2017	3	13.37	13.37	45	20.34%	20.34%	0.99%	—	—
December 31, 2016	3	11.11	11.11	38	6.11%	6.11%	0.85%	—	—
December 31, 2015	22	10.47	10.47	232	-3.68%	-3.68%	0.04%	—	—
December 31, 2014	41	10.87	10.87	449	4.42%	4.42%	2.04%	—	—
December 31, 2013	4	10.41	10.41	37	3.69%	3.69%	1.54%	—	—
Inception November 15, 2013	—	10.04	10.04	—
Managed Risk International Fund
December 31, 2017	4	11.52	11.52	42	28.72%	28.72%	0.73%	—	—
December 31, 2016	4	8.95	8.95	33	-3.03%	-3.03%	0.84%	—	—
December 31, 2015	6	9.23	9.23	53	-6.48%	-6.48%	0.02%	—	—
December 31, 2014	10	9.87	9.87	98	-5.73%	-5.73%	2.63%	—	—
December 31, 2013	—	10.47	10.47	2	4.08%	4.08%	0.00%	—	—
Inception November 15, 2013	—	10.06	10.06	—
Mortgage Fund
December 31, 2017	294	9.98	10.88	3,190	-0.20%	1.02%	1.39%	—	0.15%
December 31, 2016	251	10.77	10.77	2,704	1.99%	1.99%	0.86%	—	—
December 31, 2015	583	10.56	10.56	6,151	1.64%	1.64%	4.54%	—	—
December 31, 2014	39	10.39	10.39	409	4.95%	4.95%	2.89%	—	—
December 31, 2013	—	9.90	9.90	—	-1.10%	-1.10%	0.00%	—	—
Inception November 15, 2013	—	10.01	10.01	—
New World Fund
December 31, 2017	1,223	11.40	12.90	15,757	14.00%	29.13%	1.03%	—	0.15%
December 31, 2016	530	9.99	9.99	5,295	5.05%	5.05%	0.96%	—	—
December 31, 2015	125	9.51	9.51	1,185	-5.37%	-5.37%	1.30%	—	—
Inception July 31, 2015	—	10.05	10.05	—
Amundi Pioneer Asset Management:
Bond Portfolio
December 31, 2017	870	10.22	16.89	14,631	2.20%	3.62%	2.61%	—	0.15%
December 31, 2016	767	16.30	16.30	12,503	3.95%	3.95%	2.53%	—	—
December 31, 2015	814	15.68	15.68	12,765	0.06%	0.06%	2.75%	—	—
December 31, 2014	756	15.67	15.67	11,877	5.81%	5.81%	3.04%	—	—
December 31, 2013	319	14.81	14.81	4,733	0.82%	0.82%	3.95%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Amundi Pioneer Asset Management: (continued)
Equity Income Portfolio
December 31, 2017	402	$11.16	$28.61	$11,468	11.60%	15.18%	1.46%	—	1.30%
December 31, 2016	300	22.24	24.84	7,451	17.98%	19.54%	1.81%	—	1.30%
December 31, 2015	244	18.85	20.78	5,067	-1.05%	0.19%	1.79%	—	1.30%
December 31, 2014	332	19.05	20.74	6,873	11.27%	12.78%	2.96%	—	1.30%
December 31, 2013	221	17.12	18.39	4,056	27.19%	28.87%	2.38%	—	1.30%
Fund Portfolio
December 31, 2017	40	11.33	25.94	1,029	13.30%	21.33%	1.33%	—	1.30%
December 31, 2016	48	16.52	21.38	1,023	8.26%	9.64%	1.32%	—	1.30%
December 31, 2015	18	15.26	19.50	351	-1.68%	-0.41%	0.56%	—	1.30%
December 31, 2014	50	15.52	19.58	970	9.37%	10.81%	0.85%	—	1.30%
December 31, 2013	49	14.19	17.67	857	31.27%	32.96%	1.07%	—	1.30%
High Yield Portfolio
December 31, 2017	134	10.29	21.52	2,883	2.90%	7.01%	4.33%	—	0.15%
December 31, 2016	151	20.11	20.11	3,036	13.74%	13.74%	4.60%	—	—
December 31, 2015	125	17.68	17.68	2,217	-4.23%	-4.23%	4.48%	—	—
December 31, 2014	147	18.46	18.46	2,710	-0.32%	-0.32%	4.47%	—	—
December 31, 2013	237	18.52	18.52	4,391	11.84%	11.84%	4.98%	—	—
Mid Cap Value Portfolio
December 31, 2017	52	10.96	24.82	1,286	9.60%	12.87%	0.46%	—	0.15%
December 31, 2016	63	21.99	21.99	1,392	16.23%	16.23%	0.42%	—	—
December 31, 2015	60	18.92	18.92	1,133	-6.34%	-6.34%	0.44%	—	—
December 31, 2014	141	20.20	20.20	2,853	14.77%	14.77%	0.78%	—	—
December 31, 2013	41	17.60	17.60	727	32.73%	32.73%	0.73%	—	—
Strategic Income Portfolio
December 31, 2017	769	10.25	17.87	13,740	2.50%	4.75%	3.36%	—	0.15%
December 31, 2016	759	17.06	17.06	12,945	7.36%	7.36%	3.27%	—	—
December 31, 2015	948	15.89	15.89	15,061	-1.55%	-1.55%	2.95%	—	—
December 31, 2014	823	16.14	16.14	13,281	3.73%	3.73%	3.43%	—	—
December 31, 2013	825	15.56	15.56	12,833	0.91%	0.91%	4.04%	—	—
BlackRock Variable Series Funds:
Advantage Large Cap Core Fund
December 31, 2017	63	11.20	23.38	1,443	12.00%	21.96%	1.34%	—	0.15%
December 31, 2016	42	19.17	19.17	813	10.24%	10.24%	1.15%	—	—
December 31, 2015	44	17.39	17.39	766	0.23%	0.23%	1.09%	—	—
December 31, 2014	42	17.35	17.35	730	12.08%	12.08%	1.13%	—	—
December 31, 2013	12	15.48	15.48	180	33.22%	33.22%	0.89%	—	—
Advantage Large Cap Value Fund
December 31, 2017	83	11.08	22.81	1,874	10.80%	16.85%	2.04%	—	0.15%
December 31, 2016	34	19.52	19.52	660	13.16%	13.16%	0.96%	—	—
December 31, 2015	33	17.25	17.25	562	-2.10%	-2.10%	0.81%	—	—
December 31, 2014	33	17.62	17.62	576	11.73%	11.73%	1.34%	—	—
December 31, 2013	20	15.77	15.77	316	33.08%	33.08%	1.55%	—	—
Capital Appreciation Fund
December 31, 2017	1	23.40	23.40	32	32.95%	32.95%	0.00%	—	—
December 31, 2016	3	17.60	17.60	47	-0.11%	-0.11%	0.00%	—	—
December 31, 2015	7	17.62	17.62	130	6.59%	6.59%	0.00%	—	—
December 31, 2014	11	16.53	16.53	176	8.54%	8.54%	0.00%	—	—
December 31, 2013	13	15.23	15.23	205	33.36%	33.36%	0.00%	—	—
Equity Dividend Fund
December 31, 2017	343	11.21	21.24	7,261	12.10%	16.51%	1.63%	—	0.15%
December 31, 2016	275	18.23	18.23	5,018	16.04%	16.04%	1.60%	—	—
December 31, 2015	258	15.71	15.71	4,057	-0.82%	-0.82%	1.44%	—	—
December 31, 2014	286	15.84	15.84	4,531	9.09%	9.09%	1.59%	—	—
December 31, 2013	282	14.52	14.52	4,092	24.10%	24.10%	1.77%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
BlackRock Variable Series Funds: (continued)
Global Allocation Fund
December 31, 2017	1,318	$10.73	$14.98	$19,685	7.30%	13.74%	1.29%	—	0.15%
December 31, 2016	1,396	13.17	13.17	18,386	3.78%	3.78%	1.37%	—	—
December 31, 2015	1,242	12.69	12.69	15,758	-1.01%	-1.01%	1.09%	—	—
December 31, 2014	1,298	12.82	12.82	16,632	1.99%	1.99%	2.59%	—	—
December 31, 2013	736	12.57	12.57	9,256	14.38%	14.38%	1.66%	—	—
High Yield Fund
December 31, 2017	1,488	10.32	14.43	21,371	3.20%	7.05%	4.93%	—	0.15%
December 31, 2016	1,925	13.48	13.48	25,943	12.80%	12.80%	5.25%	—	—
December 31, 2015	854	11.95	11.95	10,159	-3.78%	-3.78%	4.80%	—	—
December 31, 2014	1,226	12.42	12.42	15,235	2.48%	2.48%	5.12%	—	—
December 31, 2013	1,412	12.12	12.12	17,112	9.09%	9.09%	5.61%	—	—
iShares® Alternative Strategies Fund
December 31, 2017	258	10.62	11.30	2,913	6.20%	12.44%	3.58%	—	0.15%
December 31, 2016	119	10.05	10.05	1,192	6.24%	6.24%	3.36%	—	—
December 31, 2015	18	9.46	9.46	167	-5.59%	-5.59%	8.85%	—	—
Inception May 1, 2015	—	10.02	10.02	—
iShares® Dynamic Fixed Income Fund
December 31, 2017	86	10.20	10.24	879	2.00%	3.64%	2.16%	—	0.15%
December 31, 2016	56	9.88	9.88	554	3.24%	3.24%	1.78%	—	—
December 31, 2015	32	9.57	9.57	305	-2.35%	-2.35%	8.16%	—	—
Inception May 1, 2015	—	9.80	9.80	—
Large Cap Focus Growth Fund
December 31, 2017	154	11.47	25.62	3,925	14.70%	29.26%	0.01%	—	0.15%
December 31, 2016	44	19.82	19.82	873	7.54%	7.54%	0.47%	—	—
December 31, 2015	53	18.43	18.43	969	2.50%	2.50%	0.53%	—	—
December 31, 2014	54	17.98	17.98	967	13.94%	13.94%	0.44%	—	—
December 31, 2013	28	15.78	15.78	438	33.62%	33.62%	0.82%	—	—
Total Return Fund
December 31, 2017	1,115	10.17	11.64	12,955	1.70%	3.19%	2.21%	—	0.15%
December 31, 2016	885	11.28	11.28	9,985	2.45%	2.45%	1.74%	—	—
December 31, 2015	718	11.01	11.01	7,895	-0.09%	-0.09%	1.81%	—	—
December 31, 2014	664	11.02	11.02	7,317	6.27%	6.27%	2.51%	—	—
December 31, 2013	266	10.37	10.37	2,756	-1.33%	-1.33%	2.75%	—	—
U.S. Government Bond Fund
December 31, 2017	112	10.03	10.57	1,182	0.30%	1.25%	1.81%	—	0.15%
December 31, 2016	200	10.44	10.44	2,088	0.97%	0.97%	1.50%	—	—
December 31, 2015	131	10.34	10.34	1,354	0.10%	0.10%	1.81%	—	—
December 31, 2014	59	10.33	10.33	614	5.52%	5.52%	1.99%	—	—
December 31, 2013	11	9.79	9.79	107	-3.26%	-3.26%	2.08%	—	—
Calvert Variable Products:
SRI Balanced Portfolio
December 31, 2017	104	10.73	12.50	1,304	7.30%	11.31%	2.95%	—	0.15%
December 31, 2016	43	11.23	11.23	482	7.36%	7.36%	1.98%	—	—
December 31, 2015	31	10.46	10.46	324	-2.52%	-2.52%	0.00%	—	—
December 31, 2014	3	10.73	10.73	33	7.09%	7.09%	0.90%	—	—
Inception May 1, 2014	—	10.02	10.02	—				—	—
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy Portfolio
December 31, 2017	1,377	8.99	10.19	12,385	-0.99%	1.90%	0.32%	—	0.15%
December 31, 2016	1,060	9.08	9.08	9,629	-9.11%	-9.11%	4.86%	—	—
December 31, 2015	91	9.99	9.99	908	-0.10%	-0.10%	0.00%	—	—
Inception December 18, 2015	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Columbia Funds Variable Series Trust: (continued)
Select Large-Cap Value Portfolio
December 31, 2017	360	$11.56	$23.09	$8,232	15.60%	20.95%	0.00%	—	0.15%
December 31, 2016	204	19.09	19.09	3,898	19.99%	19.99%	0.00%	—	—
December 31, 2015	124	15.91	15.91	1,966	-4.90%	-4.90%	0.00%	—	—
December 31, 2014	139	16.73	16.73	2,330	11.46%	11.46%	0.00%	—	—
December 31, 2013	118	15.01	15.01	1,774	38.09%	38.09%	0.00%	—	—
Select Smaller-Cap Value Portfolio
December 31, 2017	130	11.01	20.31	2,638	10.10%	12.27%	0.00%	—	0.15%
December 31, 2016	295	18.09	18.09	5,342	13.99%	13.99%	0.00%	—	—
December 31, 2015	318	15.87	15.87	5,053	-3.05%	-3.05%	0.00%	—	—
December 31, 2014	169	16.37	16.37	2,771	6.02%	6.02%	0.00%	—	—
December 31, 2013	215	15.44	15.44	3,322	48.60%	48.60%	0.00%	—	—
Seligman Global Technology Portfolio
December 31, 2017	312	11.31	50.59	14,788	13.10%	34.94%	0.00%	—	1.30%
December 31, 2016	202	13.78	37.49	7,565	17.48%	19.02%	0.00%	—	1.30%
December 31, 2015	97	11.73	31.50	3,042	8.41%	9.79%	0.00%	—	1.30%
December 31, 2014	235	10.82	28.69	6,739	23.52%	25.12%	0.00%	—	1.30%
December 31, 2013	178	8.76	22.93	4,079	23.90%	25.51%	0.00%	—	1.30%
Strategic income Portfolio
December 31, 2017	224	10.30	11.02	2,465	3.00%	5.86%	4.15%	—	0.15%
December 31, 2016	54	10.41	10.41	566	4.10%	4.10%	6.45%	—	—
Inception May 1, 2016	—	10.00	10.00	—
Credit Suisse Trust:
Commodity Return Strategy Fund
December 31, 2017	294	5.71	10.45	1,681	1.42%	4.50%	8.91%	—	0.15%
December 31, 2016	310	5.63	5.63	1,746	12.15%	12.15%	0.00%	—	—
December 31, 2015	276	5.02	5.02	1,385	-25.07%	-25.07%	0.00%	—	—
December 31, 2014	463	6.70	6.70	3,106	-17.08%	-17.08%	0.00%	—	—
December 31, 2013	372	8.08	8.08	3,009	-10.22%	-10.22%	0.00%	—	—
DFA Investment Dimensions Group, Inc.:
VA Equity Allocation Portfolio
December 31, 2017	93	10.37	10.37	960	3.70%	3.70%	1.87%	0.35%	0.50%
Inception November 3, 2017	—	10.00	10.00	—
VA Global Bond Portfolio
December 31, 2017	8,490	10.04	11.74	95,106	0.40%	2.18%	1.92%	—	0.50%
December 31, 2016	7,071	10.53	11.49	78,592	1.45%	1.68%	1.79%	—	0.35%
December 31, 2015	6,113	10.38	11.30	67,285	1.17%	1.53%	1.67%	—	0.35%
December 31, 2014	5,125	10.26	11.13	56,206	2.91%	2.96%	2.49%	—	0.35%
December 31, 2013	3,764	9.97	10.81	40,701	-0.37%	-0.37%	0.60%	—	—
VA Global Moderate Allocation Portfolio
December 31, 2017	3,539	10.88	12.24	43,301	8.80%	14.18%	2.11%	0.35%	0.50%
December 31, 2016	2,325	10.72	10.72	24,929	8.72%	8.72%	2.11%	—	0.35%
December 31, 2015	1,445	9.86	9.86	14,249	-2.38%	-2.38%	1.72%	—	0.35%
December 31, 2014	634	10.10	10.10	6,408	0.90%	0.90%	2.63%	—	0.35%
Inception May 1, 2014	—	10.01	10.01	—
VA International Small Portfolio
December 31, 2017	3,594	11.59	22.44	57,733	15.90%	29.94%	2.88%	—	0.50%
December 31, 2016	2,690	10.58	17.27	34,730	5.91%	6.21%	2.47%	—	0.35%
December 31, 2015	2,416	9.99	16.26	30,246	5.49%	5.79%	2.29%	—	0.35%
December 31, 2014	1,695	9.47	15.37	21,903	-5.77%	-5.76%	2.66%	—	0.35%
December 31, 2013	843	10.05	16.31	13,755	27.12%	27.12%	2.97%	—	—
VA International Value Portfolio
December 31, 2017	6,470	11.65	16.76	85,259	16.50%	25.83%	3.27%	—	0.50%
December 31, 2016	4,938	9.38	13.32	53,235	8.69%	9.09%	3.56%	—	0.35%
December 31, 2015	4,033	8.63	12.21	41,117	-7.30%	-6.94%	3.33%	—	0.35%
December 31, 2014	2,679	9.31	13.12	31,787	-7.15%	-7.09%	4.52%	—	0.35%
December 31, 2013	1,501	10.02	14.13	21,213	21.60%	21.60%	3.57%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
DFA Investment Dimensions Group, Inc.: (continued)
VA Short-Term Fixed Portfolio
December 31, 2017	4,400	$10.01	$10.38	$44,863	0.10%	0.87%	1.15%	—	0.50%
December 31, 2016	3,448	10.02	10.29	35,074	0.50%	0.78%	0.73%	—	0.35%
December 31, 2015	3,447	9.97	10.21	34,902	-0.10%	0.29%	0.33%	—	0.35%
December 31, 2014	2,880	9.98	10.18	29,173	0.10%	0.20%	0.23%	—	0.35%
December 31, 2013	1,605	9.96	10.17	16,314	0.30%	0.30%	0.42%	—	—
VA U.S. Large Value Portfolio
December 31, 2017	6,606	11.38	30.88	118,168	13.80%	19.09%	2.10%	—	0.50%
December 31, 2016	4,918	12.43	25.93	79,570	18.38%	18.89%	2.19%	—	0.35%
December 31, 2015	4,090	10.50	21.81	58,491	-3.67%	-3.41%	2.37%	—	0.35%
December 31, 2014	2,478	10.90	22.58	43,870	9.08%	9.11%	2.23%	—	0.35%
December 31, 2013	1,242	9.99	20.70	25,712	40.82%	40.82%	1.86%	—	—
VA U.S. Targeted Value Portfolio
December 31, 2017	4,250	10.96	29.73	71,203	9.41%	9.79%	1.19%	—	0.50%
December 31, 2016	3,188	12.43	27.08	52,527	26.97%	27.50%	1.20%	—	0.35%
December 31, 2015	2,490	9.79	21.24	34,412	-5.50%	-5.26%	1.42%	—	0.35%
December 31, 2014	1,805	10.36	22.42	30,065	3.70%	3.70%	1.18%	—	0.35%
December 31, 2013	834	9.99	21.62	18,030	44.62%	44.62%	0.98%	—	—
Delaware VIP Trust:
Small Cap Value Series
December 31, 2017	493	10.77	13.74	6,744	7.70%	11.71%	0.75%	—	0.15%
December 31, 2016	645	12.30	12.30	7,932	31.13%	31.13%	0.14%	—	—
December 31, 2015	20	9.38	9.38	188	-6.48%	-6.48%	0.00%	—	—
Inception July 31, 2015	—	10.03	10.03	—
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio
December 31, 2017	938	10.98	33.70	31,482	9.80%	12.41%	0.59%	—	0.15%
December 31, 2016	838	29.98	29.98	25,131	25.70%	25.70%	0.79%	—	—
December 31, 2015	557	23.85	23.85	13,294	-2.33%	-2.33%	0.68%	—	—
December 31, 2014	622	24.42	24.42	15,181	5.12%	5.12%	0.51%	—	—
December 31, 2013	438	23.23	23.23	10,168	40.70%	40.70%	0.85%	—	—
Dreyfus Stock Index Fund
December 31, 2017	2,298	11.30	29.21	50,062	13.00%	21.51%	1.73%	—	1.30%
December 31, 2016	2,038	12.72	24.04	38,553	10.26%	11.71%	2.05%	—	1.30%
December 31, 2015	1,714	11.43	21.52	32,173	-0.21%	1.13%	1.80%	—	1.30%
December 31, 2014	1,917	11.34	21.28	37,248	11.93%	13.43%	1.85%	—	1.30%
December 31, 2013	1,288	10.00	18.76	24,164	30.34%	32.02%	1.98%	—	1.30%
The Dreyfus Sustainable U.S. Equity Portfolio
December 31, 2017	35	10.74	27.51	960	7.40%	15.35%	1.14%	—	1.30%
December 31, 2016	36	16.88	23.85	858	8.97%	10.37%	1.29%	—	1.30%
December 31, 2015	46	15.49	21.61	990	-4.44%	-3.18%	1.14%	—	1.30%
December 31, 2014	44	16.21	22.32	977	11.95%	13.47%	0.94%	—	1.30%
December 31, 2013	41	14.48	19.67	799	32.60%	34.36%	0.56%	—	1.30%
Dreyfus Variable Investment Fund:
International Value Portfolio
December 31, 2017	379	11.52	17.46	5,988	15.20%	28.54%	1.42%	—	1.30%
December 31, 2016	353	12.30	13.77	4,343	-2.69%	-1.44%	1.89%	—	1.30%
December 31, 2015	301	12.48	14.15	3,765	-4.00%	-2.73%	2.54%	—	1.30%
December 31, 2014	262	12.83	14.74	3,367	-10.45%	-9.33%	1.53%	—	1.30%
December 31, 2013	240	14.15	16.46	3,395	21.39%	23.04%	1.87%	—	1.30%
Eaton Vance Variable Trust:
Floating-Rate Income Fund
December 31, 2017	4,811	10.19	13.34	64,153	1.90%	3.49%	3.28%	—	0.15%
December 31, 2016	5,371	12.89	12.89	69,250	8.87%	8.87%	3.44%	—	—
December 31, 2015	2,789	11.84	11.84	33,027	-0.92%	-0.92%	3.36%	—	—
December 31, 2014	3,055	11.95	11.95	36,513	0.50%	0.50%	3.15%	—	—
December 31, 2013	3,160	11.89	11.89	37,554	3.84%	3.84%	3.40%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Federated Insurance Series:
High Income Bond Fund II
December 31, 2017	503	$10.29	$24.93	$12,448	2.90%	6.95%	4.87%	—	1.30%
December 31, 2016	393	22.68	23.31	9,161	13.34%	14.77%	6.94%	—	1.30%
December 31, 2015	309	20.01	20.31	6,276	-3.84%	-2.54%	5.61%	—	1.30%
December 31, 2014	312	20.81	20.84	6,504	1.36%	2.66%	6.69%	—	1.30%
December 31, 2013	508	20.30	20.53	10,306	5.61%	7.01%	8.17%	—	1.30%
Kaufmann Fund II
December 31, 2017	113	11.48	24.41	2,588	14.80%	27.94%	0.00%	—	0.15%
December 31, 2016	80	19.08	19.08	1,535	3.41%	3.41%	0.00%	—	—
December 31, 2015	147	18.45	18.45	2,712	6.16%	6.16%	0.00%	—	—
December 31, 2014	49	17.38	17.38	848	9.45%	9.45%	0.00%	—	—
December 31, 2013	52	15.88	15.88	819	39.67%	39.67%	0.00%	—	—
Managed Volatility Fund II
December 31, 2017	363	11.08	26.22	9,493	10.80%	18.11%	3.97%	—	1.30%
December 31, 2016	382	15.25	22.20	8,487	6.27%	7.71%	4.91%	—	1.30%
December 31, 2015	801	14.35	20.61	16,507	-8.72%	-7.58%	4.23%	—	1.30%
December 31, 2014	789	15.72	22.30	17,600	2.54%	3.91%	2.87%	—	1.30%
December 31, 2013	519	15.33	21.46	11,146	20.14%	21.72%	2.08%	—	1.30%
Fidelity Variable Insurance Products:
Balanced Portfolio
December 31, 2017	725	10.87	19.02	13,564	8.70%	16.12%	1.41%	—	0.15%
December 31, 2016	537	16.38	16.38	8,805	6.99%	6.99%	1.34%	—	—
December 31, 2015	537	15.31	15.31	8,225	0.33%	0.33%	1.44%	—	—
December 31, 2014	431	15.26	15.26	6,580	10.02%	10.02%	2.13%	—	—
December 31, 2013	266	13.87	13.87	3,688	19.26%	19.26%	2.22%	—	—
Contrafund Portfolio
December 31, 2017	1,136	11.11	23.11	26,104	11.10%	21.57%	0.78%	—	0.15%
December 31, 2016	1,231	19.01	19.01	23,407	7.77%	7.77%	0.64%	—	—
December 31, 2015	1,433	17.64	17.64	25,277	0.40%	0.40%	0.89%	—	—
December 31, 2014	1,221	17.57	17.57	21,457	11.63%	11.63%	0.84%	—	—
December 31, 2013	891	15.74	15.74	14,016	30.95%	30.95%	1.21%	—	—
Disciplined Small Cap Portfolio
December 31, 2017	105	10.46	23.44	2,447	4.60%	6.79%	0.44%	—	0.15%
December 31, 2016	116	21.95	21.95	2,545	22.28%	22.28%	0.82%	—	—
December 31, 2015	60	17.95	17.95	1,069	-2.18%	-2.18%	0.42%	—	—
December 31, 2014	46	18.35	18.35	838	4.92%	4.92%	0.14%	—	—
December 31, 2013	28	17.49	17.49	489	37.93%	37.93%	0.19%	—	—
Dynamic Capital Appreciation Portfolio
December 31, 2017	2	24.16	24.16	45	23.45%	23.45%	0.62%	—	—
December 31, 2016	2	19.57	19.57	37	2.68%	2.68%	0.73%	—	—
December 31, 2015	2	19.06	19.06	36	1.01%	1.01%	0.60%	—	—
December 31, 2014	2	18.87	18.87	36	10.67%	10.67%	0.08%	—	—
December 31, 2013	17	17.05	17.05	295	38.28%	38.28%	0.11%	—	—
Equity-Income Portfolio
December 31, 2017	213	10.89	22.10	4,699	8.90%	12.64%	1.84%	—	0.15%
December 31, 2016	136	19.62	19.62	2,669	17.70%	17.70%	2.23%	—	—
December 31, 2015	129	16.67	16.67	2,159	-4.25%	-4.25%	2.80%	—	—
December 31, 2014	175	17.41	17.41	3,054	8.47%	8.47%	2.98%	—	—
December 31, 2013	153	16.05	16.05	2,454	27.89%	27.89%	3.17%	—	—
Freedom Income Portfolio
December 31, 2017	68	10.44	11.04	747	4.40%	8.34%	3.55%	—	0.15%
December 31, 2016	4	10.19	10.19	39	1.90%	1.90%	0.52%	—	—
Inception May 1, 2016	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Fidelity Variable Insurance Products: (continued)
Funds Manager 20% Portfolio
December 31, 2017	1	$12.31	$12.31	$18	7.23%	7.23%	1.15%	—	—
December 31, 2016	1	11.48	11.48	17	2.68%	2.68%	1.17%	—	—
December 31, 2015	2	11.18	11.18	17	-0.18%	-0.18%	1.03%	—	—
December 31, 2014	2	11.20	11.20	17	3.99%	3.99%	1.13%	—	—
December 31, 2013	2	10.77	10.77	17	5.38%	5.38%	1.64%	—	—
Funds Manager 50% Portfolio
December 31, 2017	38	14.76	14.76	559	14.24%	14.24%	0.96%	—	—
December 31, 2016	43	12.92	12.92	552	4.11%	4.11%	1.09%	—	—
December 31, 2015	46	12.41	12.41	573	0.00%	0.00%	0.98%	—	—
December 31, 2014	46	12.41	12.41	574	4.90%	4.90%	0.99%	—	—
December 31, 2013	50	11.83	11.83	586	14.74%	14.74%	1.81%	—	—
Funds Manager 60% Portfolio
December 31, 2017	55	15.77	15.77	874	16.73%	16.73%	0.97%	—	—
December 31, 2016	57	13.51	13.51	767	4.65%	4.65%	1.13%	—	—
December 31, 2015	58	12.91	12.91	753	0.23%	0.23%	0.90%	—	—
December 31, 2014	70	12.88	12.88	905	5.31%	5.31%	0.75%	—	—
December 31, 2013	124	12.23	12.23	1,519	18.39%	18.39%	2.43%	—	—
Funds Manager 70% Portfolio
December 31, 2017	—	16.58	16.58	1	18.94%	18.94%	0.79%	—	—
December 31, 2016	—	13.94	13.94	1	4.89%	4.89%	0.98%	—	—
December 31, 2015	—	13.29	13.29	1	0.23%	0.23%	0.82%	—	—
December 31, 2014	—	13.26	13.26	1	5.15%	5.15%	1.03%	—	—
December 31, 2013	—	12.61	12.61	1	21.48%	21.48%	3.44%	—	—
Growth Portfolio
December 31, 2017	500	11.56	26.65	13,317	15.60%	34.80%	0.05%	—	0.15%
December 31, 2016	216	19.77	19.77	4,264	0.56%	0.56%	0.00%	—	—
December 31, 2015	289	19.66	19.66	5,681	6.91%	6.91%	0.04%	—	—
December 31, 2014	245	18.39	18.39	4,505	11.05%	11.05%	0.00%	—	—
December 31, 2013	166	16.56	16.56	2,752	35.96%	35.96%	0.07%	—	—
Growth & Income Portfolio
December 31, 2017	141	11.15	24.55	3,437	11.50%	16.63%	1.10%	—	0.15%
December 31, 2016	144	21.05	21.05	3,021	15.79%	15.79%	2.20%	—	—
December 31, 2015	119	18.18	18.18	2,163	-2.52%	-2.52%	2.02%	—	—
December 31, 2014	109	18.65	18.65	2,036	10.22%	10.22%	1.34%	—	—
December 31, 2013	79	16.92	16.92	1,338	33.23%	33.23%	3.04%	—	—
Growth Opportunities Portfolio
December 31, 2017	140	11.59	28.35	3,953	15.90%	34.17%	0.09%	—	0.15%
December 31, 2016	61	21.13	21.13	1,285	0.09%	0.09%	0.05%	—	—
December 31, 2015	70	21.11	21.11	1,470	5.34%	5.34%	0.00%	—	—
December 31, 2014	47	20.04	20.04	938	11.96%	11.96%	0.01%	—	—
December 31, 2013	74	17.90	17.90	1,318	37.48%	37.48%	0.05%	—	—
High Income Portfolio
December 31, 2017	484	10.29	14.89	7,213	2.90%	6.89%	3.62%	—	0.15%
December 31, 2016	615	13.93	13.93	8,565	14.18%	14.18%	3.71%	—	—
December 31, 2015	272	12.20	12.20	3,319	-3.86%	-3.86%	2.95%	—	—
December 31, 2014	834	12.69	12.69	10,579	0.87%	0.87%	10.58%	—	—
December 31, 2013	469	12.58	12.58	5,904	5.71%	5.71%	6.20%	—	—
International Capital Appreciation Portfolio
December 31, 2017	585	11.76	19.06	11,144	17.60%	36.05%	0.39%	—	0.15%
December 31, 2016	402	14.01	14.01	5,630	-3.18%	-3.18%	0.96%	—	—
December 31, 2015	206	14.47	14.47	2,978	2.99%	2.99%	0.33%	—	—
December 31, 2014	143	14.05	14.05	2,002	2.70%	2.70%	0.31%	—	—
December 31, 2013	174	13.68	13.68	2,374	21.49%	21.49%	1.59%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Fidelity Variable Insurance Products: (continued)
Investment Grade Bond Portfolio
December 31, 2017	1,944	$10.21	$12.53	$24,352	2.10%	3.98%	2.29%	—	0.15%
December 31, 2016	1,371	12.05	12.05	16,532	4.51%	4.51%	2.06%	—	—
December 31, 2015	1,159	11.53	11.53	13,364	-0.86%	-0.86%	2.34%	—	—
December 31, 2014	1,006	11.63	11.63	11,709	5.54%	5.54%	4.93%	—	—
December 31, 2013	133	11.02	11.02	1,468	-2.04%	-2.04%	1.05%	—	—
Mid Cap Portfolio
December 31, 2017	344	11.29	20.18	6,951	12.90%	20.48%	0.51%	—	0.15%
December 31, 2016	281	16.75	16.75	4,710	11.97%	11.97%	0.32%	—	—
December 31, 2015	288	14.96	14.96	4,304	-1.64%	-1.64%	0.27%	—	—
December 31, 2014	250	15.21	15.21	3,810	6.07%	6.07%	0.02%	—	—
December 31, 2013	187	14.34	14.34	2,681	35.80%	35.80%	0.38%	—	—
Overseas Portfolio
December 31, 2017	717	11.37	15.43	11,065	13.70%	29.99%	1.33%	—	0.15%
December 31, 2016	614	11.87	11.87	7,309	-5.27%	-5.27%	1.50%	—	—
December 31, 2015	506	12.53	12.53	6,345	3.30%	3.30%	1.27%	—	—
December 31, 2014	260	12.13	12.13	3,159	-8.31%	-8.31%	0.99%	—	—
December 31, 2013	272	13.23	13.23	3,599	30.22%	30.22%	2.18%	—	—
Real Estate Portfolio
December 31, 2017	532	10.28	20.24	10,725	2.80%	3.79%	1.52%	—	0.15%
December 31, 2016	546	19.50	19.50	10,667	5.46%	5.46%	1.08%	—	—
December 31, 2015	507	18.49	18.49	9,379	3.47%	3.47%	1.74%	—	—
December 31, 2014	572	17.87	17.87	10,214	29.77%	29.77%	1.84%	—	—
December 31, 2013	332	13.77	13.77	4,567	1.62%	1.62%	1.84%	—	—
Strategic Income Portfolio
December 31, 2017	2,432	10.38	13.54	32,833	3.80%	7.55%	3.18%	—	0.15%
December 31, 2016	1,884	12.59	12.59	23,727	7.98%	7.98%	3.56%	—	—
December 31, 2015	1,616	11.66	11.66	18,848	-1.93%	-1.93%	2.98%	—	—
December 31, 2014	1,150	11.89	11.89	13,669	3.39%	3.39%	3.40%	—	—
December 31, 2013	768	11.50	11.50	8,830	0.09%	0.09%	4.09%	—	—
Target Volatility Portfolio
December 31, 2017	38	13.98	13.98	526	16.31%	16.31%	1.10%	—	—
December 31, 2016	41	12.02	12.02	490	4.98%	4.98%	1.16%	—	—
December 31, 2015	46	11.45	11.45	528	-1.29%	-1.29%	0.74%	—	—
December 31, 2014	31	11.60	11.60	355	5.74%	5.74%	0.95%	—	—
December 31, 2013	11	10.97	10.97	118	10.47%	10.47%	0.68%	—	—
Inception May 1, 2013	—	9.93	9.93	—
Value Portfolio
December 31, 2017	158	11.02	23.42	3,691	10.20%	15.37%	1.09%	—	0.15%
December 31, 2016	169	20.30	20.30	3,440	11.72%	11.72%	0.90%	—	—
December 31, 2015	171	18.17	18.17	3,105	-0.98%	-0.98%	1.54%	—	—
December 31, 2014	164	18.35	18.35	3,002	11.08%	11.08%	1.15%	—	—
December 31, 2013	68	16.52	16.52	1,121	32.27%	32.27%	1.25%	—	—
Value Strategies Portfolio
December 31, 2017	2	21.78	21.78	34	19.08%	19.08%	1.24%	—	—
December 31, 2016	3	18.29	18.29	55	9.26%	9.26%	0.81%	—	—
December 31, 2015	6	16.74	16.74	97	-3.18%	-3.18%	0.80%	—	—
December 31, 2014	10	17.29	17.29	170	6.53%	6.53%	0.61%	—	—
December 31, 2013	23	16.23	16.23	372	30.15%	30.15%	0.52%	—	—
First Eagle Variable Funds:
Overseas Variable Fund
December 31, 2017	2,123	10.66	22.15	46,946	6.60%	14.59%	1.17%	—	0.15%
December 31, 2016	1,695	19.33	19.33	32,799	5.17%	5.17%	0.64%	—	—
December 31, 2015	1,337	18.38	18.38	24,585	1.83%	1.83%	0.64%	—	—
December 31, 2014	1,161	18.05	18.05	20,960	-1.20%	-1.20%	2.94%	—	—
December 31, 2013	949	18.27	18.27	17,345	13.20%	13.20%	2.18%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund
December 31, 2017	176	$10.66	$22.70	$4,002	6.60%	10.46%	3.04%	—	0.15%
December 31, 2016	179	20.55	20.55	3,685	0.54%	0.54%	1.19%	—	—
December 31, 2015	231	20.44	20.44	4,730	0.59%	0.59%	3.11%	—	—
December 31, 2014	159	20.32	20.32	3,245	15.00%	15.00%	0.46%	—	—
December 31, 2013	149	17.67	17.67	2,633	2.32%	2.32%	4.68%	—	—
Income II Fund
December 31, 2017	823	10.60	24.59	20,090	6.00%	9.68%	4.24%	—	0.15%
December 31, 2016	661	22.42	22.42	14,833	14.04%	14.04%	4.98%	—	—
December 31, 2015	712	19.66	19.66	14,018	-7.04%	-7.04%	4.29%	—	—
December 31, 2014	992	21.15	21.15	20,992	4.60%	4.60%	5.43%	—	—
December 31, 2013	683	20.22	20.22	13,813	13.92%	13.92%	4.62%	—	—
Mutual Shares II Fund
December 31, 2017	185	10.33	25.72	4,596	3.30%	8.34%	2.48%	—	0.15%
December 31, 2016	200	23.74	23.74	4,748	16.09%	16.09%	1.95%	—	—
December 31, 2015	173	20.45	20.45	3,534	-4.97%	-4.97%	3.46%	—	—
December 31, 2014	140	21.52	21.52	3,018	7.17%	7.17%	1.96%	—	—
December 31, 2013	204	20.08	20.08	4,105	28.22%	28.22%	1.96%	—	—
Rising Dividends II Fund
December 31, 2017	354	11.27	13.49	4,772	12.70%	20.55%	1.31%	—	0.15%
December 31, 2016	367	11.19	11.19	4,110	16.08%	16.08%	1.12%	—	—
December 31, 2015	4	9.64	9.64	37	-3.41%	-3.41%	0.00%	—	—
Inception July 31, 2015	—	9.98	9.98	—
Strategic Income II Fund
December 31, 2017	787	10.19	18.96	14,919	1.90%	4.52%	2.93%	—	0.15%
December 31, 2016	813	18.14	18.14	14,784	7.98%	7.98%	3.49%	—	—
December 31, 2015	849	16.80	16.80	14,274	-3.89%	-3.89%	6.48%	—	—
December 31, 2014	950	17.48	17.48	16,603	1.86%	1.86%	5.78%	—	—
December 31, 2013	719	17.16	17.16	12,344	3.31%	3.31%	5.91%	—	—
Templeton Global Bond II Fund
December 31, 2017	2,350	9.79	17.29	40,501	-2.10%	1.89%	0.00%	—	0.15%
December 31, 2016	2,178	16.97	16.97	36,952	2.97%	2.97%	0.00%	—	—
December 31, 2015	2,690	16.48	16.48	44,347	-4.30%	-4.30%	7.97%	—	—
December 31, 2014	2,724	17.22	17.22	46,919	1.83%	1.83%	4.91%	—	—
December 31, 2013	2,244	16.91	16.91	37,957	1.62%	1.62%	4.81%	—	—
U.S. Government Securities II Fund
December 31, 2017	393	10.05	12.59	4,954	0.50%	1.29%	2.71%	—	0.15%
December 31, 2016	395	12.43	12.43	4,910	0.73%	0.73%	2.77%	—	—
December 31, 2015	727	12.34	12.34	8,969	0.49%	0.49%	1.39%	—	—
December 31, 2014	642	12.28	12.28	7,882	3.37%	3.37%	1.28%	—	—
December 31, 2013	340	11.88	11.88	4,038	-2.22%	-2.22%	3.16%	—	—
Goldman Sachs Variable Insurance Trust:
Global Trends Allocation Fund
December 31, 2017	13	11.80	11.80	156	13.14%	13.14%	0.31%	—	—
December 31, 2016	13	10.43	10.43	138	4.30%	4.30%	0.29%	—	—
December 31, 2015	16	10.00	10.00	162	-5.84%	-5.84%	0.03%	—	—
December 31, 2014	26	10.62	10.62	273	4.02%	4.02%	0.07%	—	—
December 31, 2013	1	10.21	10.21	9	1.69%	1.69%	0.05%	—	—
Inception November 15	—	10.04	10.04	—
Multi-Strategy Alternatives Fund
December 31, 2017	486	9.89	10.21	4,812	2.10%	5.10%	2.77%	—	0.15%
December 31, 2016	141	9.41	9.41	1,327	0.32%	0.32%	0.70%	—	—
December 31, 2015	140	9.38	9.38	1,315	-4.87%	-4.87%	2.45%	—	—
December 31, 2014	85	9.86	9.86	835	-1.30%	-1.30%	2.21%	—	—
Inception May 1, 2014	—	9.99	9.99	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Goldman Sachs Variable Insurance Trust: (continued)
Strategic income Fund
December 31, 2017	221	$9.75	$9.79	$2,154	-2.30%	-2.10%	0.81%	—	0.15%
December 31, 2016	174	9.98	9.98	1,741	0.71%	0.71%	2.16%	—	—
December 31, 2015	10	9.91	9.91	99	-0.90%	-0.90%	11.02%	—	—
Inception October 30, 2015	—	10.00	10.00
Guggenheim Variable Insurance Funds:
Global Managed Futures Strategy Fund
December 31, 2017	376	7.58	10.55	2,851	5.50%	8.75%	1.49%	—	0.15%
December 31, 2016	353	6.97	6.97	2,465	-14.79%	-14.79%	3.76%	—	—
December 31, 2015	444	8.18	8.18	3,634	-1.56%	-1.56%	2.36%	—	—
December 31, 2014	318	8.31	8.31	2,646	11.99%	11.99%	0.00%	—	—
December 31, 2013	257	7.42	7.42	1,908	2.63%	2.63%	0.00%	—	—
Long Short Equity Fund
December 31, 2017	159	11.37	20.76	2,992	13.38%	14.85%	0.35%	—	1.30%
December 31, 2016	113	16.43	18.31	1,853	-0.65%	0.67%	0.00%	—	1.30%
December 31, 2015	155	16.32	18.43	2,526	-0.05%	1.24%	0.00%	—	1.30%
December 31, 2014	64	16.12	18.44	1,024	1.49%	2.81%	0.00%	—	1.30%
December 31, 2013	13	15.68	18.17	211	15.95%	17.45%	0.00%	—	1.30%
Multi-Hedge Strategies Fund
December 31, 2017	299	10.28	10.68	3,193	2.80%	3.69%	0.00%	—	0.15%
December 31, 2016	478	10.30	10.30	4,921	-0.48%	-0.48%	0.10%	—	—
December 31, 2015	573	10.35	10.35	5,930	1.77%	1.77%	0.63%	—	—
December 31, 2014	437	10.17	10.17	4,438	4.74%	4.74%	0.00%	—	—
December 31, 2013	384	9.71	9.71	3,733	1.57%	1.57%	0.00%	—	—
Rydex Banking Fund
December 31, 2017	388	8.71	11.24	3,785	11.10%	12.56%	0.43%	—	1.30%
December 31, 2016	826	7.84	8.68	7,172	25.64%	27.27%	0.30%	—	1.30%
December 31, 2015	217	6.24	6.82	1,480	-6.17%	-4.88%	0.40%	—	1.30%
December 31, 2014	100	6.65	7.17	718	2.15%	3.31%	1.18%	—	1.30%
December 31, 2013	231	6.51	6.94	1,606	27.40%	29.24%	1.54%	—	1.30%
Rydex Basic Materials Fund
December 31, 2017	223	11.38	23.85	5,320	13.80%	21.44%	0.41%	—	1.30%
December 31, 2016	167	19.31	19.64	3,285	29.16%	30.85%	0.00%	—	1.30%
December 31, 2015	34	14.95	15.01	508	-18.35%	-17.30%	0.00%	—	1.30%
December 31, 2014	49	18.15	18.31	886	-3.07%	-1.79%	2.00%	—	1.30%
December 31, 2013	29	18.48	18.89	538	-0.11%	1.20%	0.99%	—	1.30%
Rydex Biotechnology Fund
December 31, 2017	115	11.16	49.62	5,518	11.60%	29.45%	0.00%	—	1.30%
December 31, 2016	70	27.41	38.33	2,674	-20.71%	-19.66%	0.00%	—	1.30%
December 31, 2015	132	34.57	47.71	6,252	7.06%	8.46%	0.00%	—	1.30%
December 31, 2014	122	32.29	43.99	5,345	30.99%	32.70%	0.00%	—	1.30%
December 31, 2013	107	24.65	33.15	3,516	52.25%	54.19%	0.00%	—	1.30%
Rydex Commodities Strategy Fund
December 31, 2017	668	2.87	11.27	1,913	4.74%	12.70%	0.00%	—	0.15%
December 31, 2016	277	2.74	2.74	761	10.04%	10.04%	0.00%	—	—
December 31, 2015	181	2.49	2.49	450	-33.60%	-33.60%	0.00%	—	—
December 31, 2014	230	3.75	3.75	862	-34.09%	-34.09%	0.00%	—	—
December 31, 2013	226	5.69	5.69	1,284	-3.23%	-3.23%	0.00%	—	—
Rydex Consumer Products Fund
December 31, 2017	145	10.49	31.66	4,592	4.90%	11.52%	1.18%	—	1.30%
December 31, 2016	135	24.85	28.39	3,823	4.06%	5.42%	0.72%	—	1.30%
December 31, 2015	322	23.88	26.93	8,661	4.87%	6.23%	0.54%	—	1.30%
December 31, 2014	421	22.77	25.35	10,665	11.13%	12.62%	0.77%	—	1.30%
December 31, 2013	48	20.49	22.51	1,091	26.64%	28.26%	0.90%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Dow 2X Strategy Fund
December 31, 2017	185	$14.09	$47.79	$8,601	40.90%	58.51%	0.04%	—	1.30%
December 31, 2016	126	25.47	30.15	3,787	29.03%	30.75%	0.00%	—	1.30%
December 31, 2015	91	19.74	23.06	2,109	-5.41%	-4.24%	0.00%	—	1.30%
December 31, 2014	104	20.87	24.08	2,504	15.24%	16.78%	0.00%	—	1.30%
December 31, 2013	117	18.11	20.62	2,405	60.69%	62.75%	0.00%	—	1.30%
Rydex Electronics Fund
December 31, 2017	112	11.82	26.83	2,956	18.20%	31.07%	0.00%	—	1.30%
December 31, 2016	74	13.59	20.47	1,509	22.65%	24.36%	0.00%	—	1.30%
December 31, 2015	11	11.08	16.46	177	0.82%	2.11%	0.00%	—	1.30%
December 31, 2014	72	10.99	16.12	1,160	22.11%	23.71%	0.00%	—	1.30%
December 31, 2013	11	9.00	13.03	141	33.33%	35.03%	0.10%	—	1.30%
Rydex Energy Fund
December 31, 2017	163	10.70	15.64	2,305	-7.46%	7.00%	0.33%	—	1.30%
December 31, 2016	226	15.10	16.90	3,407	29.70%	31.42%	1.07%	—	1.30%
December 31, 2015	61	11.49	13.03	706	-31.13%	-30.24%	0.38%	—	1.30%
December 31, 2014	39	16.47	18.92	639	-19.69%	-18.63%	0.10%	—	1.30%
December 31, 2013	63	20.24	23.56	1,282	21.88%	23.49%	0.21%	—	1.30%
Rydex Energy Services Fund
December 31, 2017	45	9.97	10.91	459	-19.72%	-0.30%	0.00%	—	1.30%
December 31, 2016	67	12.61	13.59	846	21.56%	23.14%	1.65%	—	1.30%
December 31, 2015	41	10.24	11.18	422	-32.57%	-31.69%	0.31%	—	1.30%
December 31, 2014	23	14.99	16.58	352	-30.25%	-29.33%	0.00%	—	1.30%
December 31, 2013	43	21.21	23.77	919	22.27%	23.89%	0.00%	—	1.30%
Rydex Europe 1.25X Strategy Fund
December 31, 2017	82	10.92	11.27	906	12.70%	28.57%	0.60%	—	1.30%
December 31, 2016	38	8.60	8.61	331	-6.83%	-5.59%	1.03%	—	1.30%
December 31, 2015	51	9.12	9.23	462	-8.34%	-7.13%	1.85%	—	1.30%
December 31, 2014	46	9.82	10.07	450	-13.64%	-12.56%	0.73%	—	1.30%
December 31, 2013	120	11.23	11.66	1,344	22.22%	23.95%	0.17%	—	1.30%
Rydex Financial Services Fund
December 31, 2017	430	11.22	14.62	6,280	12.20%	15.57%	0.57%	—	1.30%
December 31, 2016	319	11.40	12.65	4,030	14.34%	15.84%	0.57%	—	1.30%
December 31, 2015	336	9.97	10.92	3,670	-5.23%	-3.96%	0.43%	—	1.30%
December 31, 2014	91	10.52	11.37	1,030	11.09%	12.57%	0.29%	—	1.30%
December 31, 2013	68	9.47	10.10	683	25.93%	27.53%	0.62%	—	1.30%
Rydex Government Long Bond 1.2X Strategy Fund
December 31, 2017	111	10.75	19.43	2,151	7.50%	9.65%	1.27%	—	1.30%
December 31, 2016	272	16.83	17.72	4,814	-1.58%	-0.34%	0.96%	—	1.30%
December 31, 2015	137	17.10	17.78	2,441	-6.30%	-5.07%	0.82%	—	1.30%
December 31, 2014	458	18.25	18.73	8,583	32.92%	34.65%	0.76%	—	1.30%
December 31, 2013	96	13.73	13.91	1,333	-19.33%	-18.22%	0.76%	—	1.30%
Rydex Health Care Fund
December 31, 2017	100	10.91	30.58	3,062	9.10%	22.86%	0.00%	—	1.30%
December 31, 2016	53	21.73	24.89	1,321	-10.83%	-9.69%	0.00%	—	1.30%
December 31, 2015	217	24.37	27.56	5,975	3.18%	4.51%	0.00%	—	1.30%
December 31, 2014	236	23.62	26.37	6,226	23.02%	24.62%	0.00%	—	1.30%
December 31, 2013	108	19.20	21.16	2,291	39.94%	41.82%	0.21%	—	1.30%
Rydex High Yield Strategy Fund
December 31, 2017	66	10.28	11.89	788	2.80%	6.83%	3.43%	—	0.15%
December 31, 2016	79	11.13	11.13	877	11.63%	11.63%	2.29%	—	—
December 31, 2015	7	9.97	9.97	65	-0.70%	-0.70%	0.04%	—	—
December 31, 2014	—	10.04	10.04	—	0.10%	0.10%	0.00%	—	—
Inception October 31, 2014	—	10.03	10.03	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Internet Fund
December 31, 2017	35	$11.59	$39.59	$1,333	15.90%	33.98%	0.00%	—	1.30%
December 31, 2016	78	23.17	29.55	2,302	3.12%	4.42%	0.00%	—	1.30%
December 31, 2015	135	22.47	28.30	3,823	6.95%	8.39%	0.00%	—	1.30%
December 31, 2014	35	21.01	26.11	925	0.67%	1.95%	0.00%	—	1.30%
December 31, 2013	103	20.87	25.61	2,639	49.28%	51.18%	0.00%	—	1.30%
Rydex Inverse Dow 2X Strategy Fund
December 31, 2017	229	0.32	6.94	97	-40.74%	-30.60%	0.00%	—	1.30%
December 31, 2016	315	0.54	0.66	207	-29.87%	-29.03%	0.00%	—	1.30%
December 31, 2015	785	0.77	0.93	733	-9.41%	-8.82%	0.00%	—	1.30%
December 31, 2014	86	0.85	1.02	87	-22.73%	-21.54%	0.00%	—	1.30%
December 31, 2013	115	1.10	1.30	149	-44.72%	-43.72%	0.00%	—	1.30%
Rydex Inverse Government Long Bond Strategy Fund
December 31, 2017	622	2.57	9.30	2,304	-10.14%	-7.00%	0.00%	—	1.30%
December 31, 2016	214	2.86	4.07	870	-4.03%	-2.86%	0.00%	—	1.30%
December 31, 2015	211	2.98	4.19	883	-2.61%	-1.18%	0.00%	—	1.30%
December 31, 2014	217	3.06	4.24	920	-25.91%	-24.96%	0.00%	—	1.30%
December 31, 2013	613	4.13	5.65	3,468	13.77%	15.31%	0.00%	—	1.30%
Rydex Inverse Mid-Cap Strategy Fund
December 31, 2017	10	1.39	9.07	18	-14.72%	-9.30%	0.00%	—	1.30%
December 31, 2016	13	1.63	2.09	27	-20.10%	-18.99%	0.00%	—	1.30%
December 31, 2015	10	2.04	2.58	26	-2.39%	-1.15%	0.00%	—	1.30%
December 31, 2014	14	2.09	2.61	36	-12.92%	-11.53%	0.00%	—	1.30%
December 31, 2013	6	2.40	2.95	19	-28.36%	-27.70%	0.00%	—	1.30%
Rydex Inverse NASDAQ-100® Strategy Fund
December 31, 2017	46	1.13	8.72	63	-25.66%	-12.80%	0.00%	—	1.30%
December 31, 2016	335	1.52	1.81	607	-10.59%	-9.50%	0.00%	—	1.30%
December 31, 2015	118	1.70	2.00	236	-14.14%	-13.04%	0.00%	—	1.30%
December 31, 2014	71	1.98	2.30	164	-19.84%	-18.44%	0.00%	—	1.30%
December 31, 2013	48	2.47	2.82	136	-29.83%	-29.15%	0.00%	—	1.30%
Rydex Inverse Russell 2000® Strategy Fund
December 31, 2017	78	1.28	9.05	126	-14.67%	-9.50%	0.00%	—	1.30%
December 31, 2016	166	1.50	1.87	310	-21.47%	-20.09%	0.00%	—	1.30%
December 31, 2015	1,322	1.91	2.34	3,097	-1.04%	0.00%	0.00%	—	1.30%
December 31, 2014	60	1.93	2.34	141	-9.81%	-8.95%	0.00%	—	1.30%
December 31, 2013	41	2.14	2.57	105	-31.85%	-30.73%	0.00%	—	1.30%
Rydex Inverse S&P 500 Strategy Fund
December 31, 2017	139	1.54	8.86	341	-18.09%	-11.40%	0.00%	—	1.30%
December 31, 2016	134	1.88	2.96	397	-13.36%	-11.90%	0.00%	—	1.30%
December 31, 2015	404	2.17	3.36	1,358	-5.65%	-4.55%	0.00%	—	1.30%
December 31, 2014	106	2.30	3.52	372	-15.44%	-14.36%	0.00%	—	1.30%
December 31, 2013	233	2.72	4.11	958	-27.47%	-26.61%	0.00%	—	1.30%
Rydex Japan 2X Strategy Fund
December 31, 2017	106	13.38	24.96	2,648	33.80%	50.27%	0.00%	—	1.30%
December 31, 2016	12	13.07	16.61	205	7.48%	8.92%	0.00%	—	1.30%
December 31, 2015	14	12.16	15.25	216	10.55%	11.97%	0.00%	—	1.30%
December 31, 2014	26	11.00	13.62	359	-16.48%	-15.40%	0.00%	—	1.30%
December 31, 2013	28	13.17	16.10	453	53.86%	56.01%	0.00%	—	1.30%
Rydex Leisure Fund
December 31, 2017	157	10.68	27.89	4,385	6.80%	20.11%	0.29%	—	1.30%
December 31, 2016	167	21.39	23.22	3,876	8.14%	9.53%	0.32%	—	1.30%
December 31, 2015	193	19.78	21.20	4,098	-1.00%	0.33%	0.08%	—	1.30%
December 31, 2014	102	19.98	21.13	2,149	6.11%	7.48%	0.06%	—	1.30%
December 31, 2013	194	18.83	19.66	3,820	40.63%	42.36%	1.20%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Mid Cap 1.5X Strategy Fund
December 31, 2017	8	$11.43	$54.10	$321	14.30%	22.45%	0.00%	—	1.30%
December 31, 2016	35	31.45	44.76	1,103	27.96%	29.64%	0.00%	—	1.30%
December 31, 2015	2	24.26	34.98	59	-6.72%	-5.49%	0.00%	—	1.30%
December 31, 2014	53	25.67	37.50	1,355	10.49%	11.95%	0.00%	—	1.30%
December 31, 2013	190	22.93	33.94	4,372	48.34%	50.26%	0.00%	—	1.30%
Rydex NASDAQ-100® Fund
December 31, 2017	320	11.34	44.68	13,548	13.40%	31.12%	0.00%	—	1.30%
December 31, 2016	202	32.42	34.52	6,548	4.61%	5.98%	0.00%	—	1.30%
December 31, 2015	571	30.59	33.00	17,459	6.87%	8.24%	0.00%	—	1.30%
December 31, 2014	512	28.26	30.88	14,465	15.92%	17.46%	0.00%	—	1.30%
December 31, 2013	254	24.06	26.64	6,124	32.87%	34.56%	0.00%	—	1.30%
Rydex NASDAQ-100® 2X Strategy Fund
December 31, 2017	273	12.70	97.89	24,292	27.00%	69.48%	0.00%	—	1.30%
December 31, 2016	345	45.49	57.76	19,927	8.18%	9.60%	0.00%	—	1.30%
December 31, 2015	270	42.05	52.70	14,198	13.16%	14.64%	0.00%	—	1.30%
December 31, 2014	263	37.16	45.97	12,081	34.83%	36.57%	0.00%	—	1.30%
December 31, 2013	200	27.56	33.66	6,737	77.81%	80.19%	0.00%	—	1.30%
Rydex Nova Fund
December 31, 2017	774	11.91	32.09	24,730	19.10%	31.79%	0.03%	—	1.30%
December 31, 2016	444	21.94	24.35	10,822	14.21%	15.73%	0.00%	—	1.30%
December 31, 2015	342	19.21	21.04	7,192	-1.99%	-0.75%	0.00%	—	1.30%
December 31, 2014	454	19.60	21.20	9,630	17.08%	18.63%	0.08%	—	1.30%
December 31, 2013	542	16.74	17.87	9,679	47.10%	48.92%	0.14%	—	1.30%
Rydex Precious Metals Fund
December 31, 2017	1,056	8.60	10.69	11,291	5.00%	7.01%	3.64%	—	1.30%
December 31, 2016	315	8.14	9.99	3,142	63.45%	65.67%	0.00%	—	1.30%
December 31, 2015	249	4.98	6.03	1,503	-31.31%	-30.45%	3.61%	—	1.30%
December 31, 2014	156	7.25	8.67	1,348	-18.36%	-17.27%	0.10%	—	1.30%
December 31, 2013	151	8.88	10.48	1,592	-46.79%	-46.12%	0.91%	—	1.30%
Rydex Real Estate Fund
December 31, 2017	77	10.27	20.37	1,434	2.70%	6.63%	1.79%	—	1.30%
December 31, 2016	84	17.64	19.35	1,485	8.77%	10.18%	1.51%	—	1.30%
December 31, 2015	102	16.01	17.79	1,632	-3.79%	-2.56%	0.79%	—	1.30%
December 31, 2014	269	16.43	18.49	4,425	19.44%	20.99%	1.71%	—	1.30%
December 31, 2013	93	13.58	15.48	1,262	2.58%	3.98%	0.81%	—	1.30%
Rydex Retailing Fund
December 31, 2017	129	10.79	26.02	3,362	7.90%	12.84%	0.00%	—	1.30%
December 31, 2016	75	20.13	23.06	1,730	-0.98%	0.30%	0.00%	—	1.30%
December 31, 2015	148	20.33	22.99	3,403	-2.63%	-1.33%	0.00%	—	1.30%
December 31, 2014	39	20.88	23.30	902	7.30%	8.62%	0.00%	—	1.30%
December 31, 2013	94	19.46	21.45	2,012	34.02%	35.85%	0.03%	—	1.30%
Rydex Russell 2000® 1.5X Strategy Fund
December 31, 2017	24	11.36	43.63	735	13.60%	20.04%	0.00%	—	1.30%
December 31, 2016	34	25.80	36.83	871	28.73%	30.37%	0.00%	—	1.30%
December 31, 2015	27	19.79	28.61	528	-10.23%	-9.05%	0.00%	—	1.30%
December 31, 2014	66	21.76	31.87	1,433	2.94%	4.26%	0.00%	—	1.30%
December 31, 2013	95	20.87	30.96	1,980	56.52%	58.59%	0.00%	—	1.30%
Rydex Russell 2000® 2X Strategy Fund
December 31, 2017	136	11.82	19.07	2,593	18.20%	26.29%	0.00%	—	0.15%
December 31, 2016	172	15.10	15.10	2,603	38.03%	38.03%	0.00%	—	—
December 31, 2015	58	10.94	10.94	634	-13.11%	-13.11%	0.00%	—	—
December 31, 2014	173	12.59	12.59	2,178	5.18%	5.18%	0.00%	—	—
December 31, 2013	70	11.97	11.97	837	85.58%	85.58%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex S&P 500 2X Strategy Fund
December 31, 2017	110	$12.57	$36.87	$4,027	25.70%	43.52%	0.00%	—	1.30%
December 31, 2016	125	23.17	25.69	3,221	18.88%	20.38%	0.00%	—	1.30%
December 31, 2015	367	19.49	21.34	7,828	-2.94%	-1.66%	0.00%	—	1.30%
December 31, 2014	452	20.08	21.70	9,812	23.04%	24.64%	0.00%	—	1.30%
December 31, 2013	94	16.32	17.41	1,629	66.53%	68.70%	0.00%	—	1.30%
Rydex S&P 500 Pure Growth Fund
December 31, 2017	173	11.35	29.79	5,151	13.50%	24.38%	0.00%	—	1.30%
December 31, 2016	154	20.66	23.95	3,694	1.22%	2.57%	0.00%	—	1.30%
December 31, 2015	255	20.41	23.35	5,960	-0.20%	1.08%	0.00%	—	1.30%
December 31, 2014	211	20.45	23.10	4,864	10.96%	12.46%	0.00%	—	1.30%
December 31, 2013	172	18.43	20.54	3,539	39.52%	41.27%	0.00%	—	1.30%
Rydex S&P 500 Pure Value Fund
December 31, 2017	269	11.31	26.76	7,139	13.10%	15.84%	0.78%	—	1.30%
December 31, 2016	162	21.02	23.10	3,747	15.88%	17.38%	0.94%	—	1.30%
December 31, 2015	182	18.14	19.68	3,587	-10.55%	-9.35%	1.06%	—	1.30%
December 31, 2014	367	20.28	21.71	7,974	9.50%	10.94%	0.40%	—	1.30%
December 31, 2013	403	18.52	19.57	7,877	43.34%	45.29%	0.00%	—	1.30%
Rydex S&P MidCap 400 Pure Growth Fund
December 31, 2017	68	11.03	32.56	2,134	10.30%	18.79%	0.00%	—	1.30%
December 31, 2016	59	24.80	27.41	1,621	1.35%	2.70%	0.00%	—	1.30%
December 31, 2015	159	24.47	26.69	4,242	0.04%	1.29%	0.00%	—	1.30%
December 31, 2014	131	24.46	26.35	3,461	-2.82%	-1.53%	0.00%	—	1.30%
December 31, 2013	132	25.17	26.76	3,533	32.26%	34.07%	0.00%	—	1.30%
Rydex S&P MidCap 400 Pure Value Fund
December 31, 2017	150	11.24	26.98	4,025	11.69%	13.17%	0.00%	—	1.30%
December 31, 2016	141	21.98	23.84	3,361	27.20%	28.86%	0.33%	—	1.30%
December 31, 2015	76	17.28	18.50	1,402	-12.99%	-11.86%	0.11%	—	1.30%
December 31, 2014	100	19.86	20.99	2,101	5.36%	6.71%	0.04%	—	1.30%
December 31, 2013	45	18.85	19.67	887	34.07%	35.84%	0.02%	—	1.30%
Rydex S&P SmallCap 600 Pure Growth Fund
December 31, 2017	87	10.91	30.02	2,560	9.10%	16.04%	0.00%	—	1.30%
December 31, 2016	182	23.81	25.87	4,695	17.18%	18.72%	0.00%	—	1.30%
December 31, 2015	104	20.32	21.79	2,261	-1.65%	-0.37%	0.00%	—	1.30%
December 31, 2014	153	20.66	21.87	3,342	-1.29%	0.00%	0.00%	—	1.30%
December 31, 2013	198	20.93	21.87	4,321	39.44%	41.28%	0.00%	—	1.30%
Rydex S&P SmallCap 600 Pure Value Fund
December 31, 2017	209	10.69	21.94	4,585	-1.55%	6.90%	0.00%	—	1.30%
December 31, 2016	196	19.95	22.00	4,331	30.05%	31.74%	0.00%	—	1.30%
December 31, 2015	99	15.34	16.70	1,653	-14.68%	-13.52%	0.00%	—	1.30%
December 31, 2014	79	17.98	19.31	1,518	0.00%	1.31%	0.00%	—	1.30%
December 31, 2013	198	17.98	19.06	3,779	41.02%	42.77%	0.54%	—	1.30%
Rydex Strengthening Dollar 2X Strategy Fund
December 31, 2017	26	7.50	8.78	195	-17.58%	-12.20%	0.00%	—	0.15%
December 31, 2016	290	9.10	9.10	2,638	6.93%	6.93%	0.00%	—	—
December 31, 2015	101	8.51	8.51	855	13.47%	13.47%	0.00%	—	—
December 31, 2014	287	7.50	7.50	2,158	22.95%	22.95%	0.00%	—	—
December 31, 2013	55	6.10	6.10	334	-3.02%	-3.02%	0.00%	—	—
Rydex Technology Fund
December 31, 2017	216	11.67	29.22	6,305	16.70%	32.64%	0.00%	—	1.30%
December 31, 2016	209	17.51	22.03	4,606	9.64%	11.04%	0.00%	—	1.30%
December 31, 2015	202	15.97	19.84	4,007	-0.19%	1.12%	0.00%	—	1.30%
December 31, 2014	47	16.00	19.62	925	8.84%	10.29%	0.00%	—	1.30%
December 31, 2013	210	14.70	17.79	3,739	33.64%	35.39%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Telecommunications Fund
December 31, 2017	132	$10.42	$15.02	$1,990	4.20%	5.85%	0.58%	—	1.30%
December 31, 2016	184	11.68	14.19	2,617	15.87%	17.37%	0.76%	—	1.30%
December 31, 2015	30	10.08	12.09	365	-7.95%	-6.71%	1.39%	—	1.30%
December 31, 2014	21	10.95	12.96	278	1.30%	2.61%	1.52%	—	1.30%
December 31, 2013	6	10.81	12.63	75	15.99%	17.49%	0.32%	—	1.30%
Rydex Transportation Fund
December 31, 2017	102	11.66	31.12	3,179	16.60%	22.04%	0.24%	—	1.30%
December 31, 2016	155	23.87	25.50	3,943	13.94%	15.44%	0.00%	—	1.30%
December 31, 2015	58	20.95	22.09	1,288	-15.18%	-14.11%	0.00%	—	1.30%
December 31, 2014	187	24.70	25.72	4,807	21.20%	22.83%	0.00%	—	1.30%
December 31, 2013	178	20.38	20.94	3,722	48.76%	50.65%	0.00%	—	1.30%
Rydex U.S. Government Money Market Fund
December 31, 2017	195	9.28	11.09	2,157	-1.28%	0.00%	0.00%	—	1.30%
December 31, 2016	228	9.40	11.09	2,532	-1.26%	0.00%	0.00%	—	1.30%
December 31, 2015	250	9.52	11.09	2,769	-1.35%	0.00%	0.00%	—	1.30%
December 31, 2014	298	9.65	11.09	3,303	-1.23%	0.00%	0.00%	—	1.30%
December 31, 2013	579	9.77	11.09	6,416	-1.31%	0.00%	0.00%	—	1.30%
Rydex Utilities Fund
December 31, 2017	182	10.49	24.75	4,425	4.90%	10.97%	1.88%	—	1.30%
December 31, 2016	190	21.96	22.58	4,164	14.85%	16.38%	1.03%	—	1.30%
December 31, 2015	229	18.87	19.66	4,328	-8.56%	-7.36%	1.73%	—	1.30%
December 31, 2014	445	20.37	21.50	9,065	21.26%	22.86%	2.11%	—	1.30%
December 31, 2013	58	16.58	17.73	967	12.14%	13.64%	1.70%	—	1.30%
Rydex Weakening Dollar 2X Strategy Fund
December 31, 2017	17	7.87	11.26	132	12.60%	19.24%	0.00%	—	0.15%
December 31, 2016	18	6.60	6.60	121	-8.59%	-8.59%	0.00%	—	—
December 31, 2015	46	7.22	7.22	332	-16.92%	-16.92%	0.00%	—	—
December 31, 2014	2	8.69	8.69	16	-21.85%	-21.85%	0.00%	—	—
December 31, 2013	1	11.12	11.12	6	-2.88%	-2.88%	0.00%	—	—
Variable Series Floating Rate Strategies Fund
December 31, 2017	2,417	10.22	11.87	28,673	2.20%	3.49%	3.31%	—	0.15%
December 31, 2016	1,984	11.47	11.47	22,780	8.51%	8.51%	5.43%	—	—
December 31, 2015	1,487	10.57	10.57	15,716	0.76%	0.76%	3.58%	—	—
December 31, 2014	999	10.49	10.49	10,483	2.34%	2.34%	0.00%	—	—
December 31, 2013	1,498	10.25	10.25	15,354	2.50%	2.50%	0.00%	—	—
Inception May 1, 2013	—	10.00	10.00	—
Variable Series High Yield Fund
December 31, 2017	873	10.29	15.37	13,420	2.90%	6.22%	4.45%	—	0.15%
December 31, 2016	1,558	14.47	14.47	22,554	17.45%	17.45%	7.83%	—	—
December 31, 2015	54	12.32	12.32	666	-3.90%	-3.90%	4.11%	—	—
December 31, 2014	58	12.82	12.82	748	2.48%	2.48%	0.00%	—	—
December 31, 2013	578	12.51	12.51	7,228	7.38%	7.38%	0.00%	—	—
Variable Series Large Cap Value Fund
December 31, 2017	2	22.70	22.70	35	15.82%	15.82%	1.28%	—	—
December 31, 2016	2	19.60	19.60	31	21.44%	21.44%	1.75%	—	—
December 31, 2015	2	16.14	16.14	26	-5.11%	-5.11%	0.80%	—	—
December 31, 2014	3	17.01	17.01	58	9.46%	9.46%	0.00%	—	—
December 31, 2013	4	15.54	15.54	54	32.03%	32.03%	0.00%	—	—
Variable Series Small Cap Value Fund
December 31, 2017	40	10.32	20.59	829	3.20%	3.73%	0.30%	—	0.15%
December 31, 2016	77	19.85	19.85	1,535	26.59%	26.59%	0.13%	—	—
December 31, 2015	43	15.68	15.68	677	-6.61%	-6.61%	0.00%	—	—
December 31, 2014	47	16.79	16.79	792	-1.41%	-1.41%	0.01%	—	—
December 31, 2013	57	17.03	17.03	969	36.79%	36.79%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Variable Series StylePlus Large Core Fund
December 31, 2017	—	$23.96	$23.96	$7	22.18%	22.18%	1.19%	—	—
December 31, 2016	—	19.61	19.61	6	13.35%	13.35%	0.87%	—	—
December 31, 2015	—	17.30	17.30	5	1.53%	1.53%	1.36%	—	—
December 31, 2014	—	17.04	17.04	5	15.45%	15.45%	0.00%	—	—
December 31, 2013	—	14.76	14.76	5	28.91%	28.91%	0.00%	—	—
Variable Series StylePlus Large Growth Fund
December 31, 2017	56	11.64	24.58	1,375	16.40%	30.12%	0.97%	—	0.15%
December 31, 2016	62	18.89	18.89	1,172	8.75%	8.75%	0.39%	—	—
December 31, 2015	77	17.37	17.37	1,337	5.46%	5.46%	1.06%	—	—
December 31, 2014	66	16.47	16.47	1,092	15.26%	15.26%	0.00%	—	—
December 31, 2013	53	14.29	14.29	764	28.28%	28.28%	0.00%	—	—
Variable Series StylePlus Mid Growth Fund
December 31, 2017	64	11.44	23.51	1,475	14.40%	24.66%	0.90%	—	0.15%
December 31, 2016	55	18.86	18.86	1,041	8.64%	8.64%	0.70%	—	—
December 31, 2015	54	17.36	17.36	941	-0.06%	-0.06%	0.77%	—	—
December 31, 2014	47	17.37	17.37	817	13.09%	13.09%	0.00%	—	—
December 31, 2013	40	15.36	15.36	618	30.50%	30.50%	0.00%	—	—
Variable Series StylePlus Small Growth Fund
December 31, 2017	—	25.21	25.21	1	22.38%	22.38%	0.73%	—	—
December 31, 2016	—	20.60	20.60	1	13.44%	13.44%	0.31%	—	—
December 31, 2015	—	18.16	18.16	3	-1.30%	-1.30%	0.83%	—	—
December 31, 2014	—	18.40	18.40	3	8.81%	8.81%	0.00%	—	—
December 31, 2013	1	16.91	16.91	18	41.39%	41.39%	0.00%	—	—
Variable Series U.S. Total Return Bond Fund
December 31, 2017	3,309	10.39	13.99	46,229	3.90%	6.71%	4.50%	—	0.15%
December 31, 2016	2,586	13.11	13.11	33,919	6.85%	6.85%	4.59%	—	—
December 31, 2015	2,305	12.27	12.27	28,287	1.15%	1.15%	1.94%	—	—
December 31, 2014	1,393	12.13	12.13	16,892	8.11%	8.11%	0.00%	—	—
December 31, 2013	199	11.22	11.22	2,234	1.72%	1.72%	0.00%	—	—
Variable Series World Equity Income Fund
December 31, 2017	14	16.04	16.04	218	15.06%	15.06%	2.78%	—	—
December 31, 2016	14	13.94	13.94	198	10.37%	10.37%	3.00%	—	—
December 31, 2015	23	12.63	12.63	295	-0.63%	-0.63%	3.26%	—	—
December 31, 2014	26	12.71	12.71	336	4.95%	4.95%	0.00%	—	—
December 31, 2013	10	12.11	12.11	120	19.31%	19.31%	0.00%	—	—
Invesco Variable Insurance Funds:
Balanced-Risk Allocation Fund
December 31, 2017	277	10.69	13.04	3,611	6.90%	9.86%	3.36%	—	0.15%
December 31, 2016	282	11.87	11.87	3,352	11.56%	11.56%	0.19%	—	—
December 31, 2015	214	10.64	10.64	2,280	-4.40%	-4.40%	4.03%	—	—
December 31, 2014	445	11.13	11.13	4,951	5.70%	5.70%	0.00%	—	—
December 31, 2013	449	10.53	10.53	4,731	1.35%	1.35%	1.37%	—	—
Comstock Fund
December 31, 2017	122	11.53	23.78	2,854	15.30%	17.84%	2.21%	—	0.15%
December 31, 2016	115	20.18	20.18	2,318	17.33%	17.33%	1.61%	—	—
December 31, 2015	170	17.20	17.20	2,931	-6.01%	-6.01%	1.56%	—	—
December 31, 2014	238	18.30	18.30	4,350	9.38%	9.38%	1.64%	—	—
December 31, 2013	211	16.73	16.73	3,532	36.02%	36.02%	2.20%	—	—
Core Equity Fund
December 31, 2017	84	10.75	21.77	1,820	7.50%	13.15%	1.00%	—	1.30%
December 31, 2016	95	16.74	19.24	1,826	8.84%	10.26%	0.78%	—	1.30%
December 31, 2015	46	15.38	17.45	794	-7.01%	-5.78%	1.04%	—	1.30%
December 31, 2014	63	16.54	18.52	1,169	6.78%	8.18%	0.90%	—	1.30%
December 31, 2013	58	15.49	17.12	990	27.59%	29.21%	1.53%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Invesco Variable Insurance Funds: (continued)
Core Plus Bond Fund
December 31, 2017	543	$10.31	$10.89	$5,904	3.10%	6.35%	5.51%	—	0.15%
December 31, 2016	43	10.24	10.24	440	2.40%	2.40%	4.41%	—	—
Inception May 1, 2016	—	10.00	10.00	—
Diversified Dividend Fund
December 31, 2017	844	10.59	20.60	17,307	5.90%	8.59%	1.68%	—	0.15%
December 31, 2016	1,089	18.97	18.97	20,673	14.76%	14.76%	1.48%	—	—
December 31, 2015	405	16.53	16.53	6,699	2.10%	2.10%	1.72%	—	—
December 31, 2014	321	16.19	16.19	5,191	12.82%	12.82%	1.29%	—	—
December 31, 2013	220	14.35	14.35	3,163	31.05%	31.05%	3.32%	—	—
Equity and Income Fund
December 31, 2017	485	10.78	19.75	9,480	7.80%	11.02%	1.76%	—	0.15%
December 31, 2016	513	17.79	17.79	9,130	15.15%	15.15%	1.88%	—	—
December 31, 2015	381	15.45	15.45	5,885	-2.28%	-2.28%	2.77%	—	—
December 31, 2014	386	15.81	15.81	6,098	9.03%	9.03%	2.44%	—	—
December 31, 2013	171	14.50	14.50	2,487	25.11%	25.11%	2.03%	—	—
Global Health Care Fund
December 31, 2017	41	10.34	28.48	1,159	3.40%	15.87%	0.32%	—	1.30%
December 31, 2016	52	20.62	24.58	1,283	-12.59%	-11.49%	0.00%	—	1.30%
December 31, 2015	104	23.59	27.77	2,884	1.81%	3.16%	0.00%	—	1.30%
December 31, 2014	162	23.17	26.92	4,347	18.15%	19.70%	0.00%	—	1.30%
December 31, 2013	41	19.61	22.49	924	38.68%	40.56%	0.39%	—	1.30%
Global Real Estate Fund
December 31, 2017	684	10.78	34.96	14,825	7.80%	13.06%	3.32%	—	1.30%
December 31, 2016	556	19.14	31.33	10,664	0.74%	2.03%	1.64%	—	1.30%
December 31, 2015	500	18.76	31.10	9,403	-2.78%	-1.47%	3.46%	—	1.30%
December 31, 2014	402	19.04	31.99	7,678	13.16%	14.63%	1.70%	—	1.30%
December 31, 2013	269	16.61	28.27	4,495	1.40%	2.72%	3.58%	—	1.30%
Government Money Market Fund
December 31, 2017	32,332	9.36	10.07	325,665	-0.74%	0.50%	0.58%	—	1.30%
December 31, 2016	27,075	9.43	10.02	271,542	-1.15%	0.10%	0.09%	—	1.30%
December 31, 2015	37,441	9.54	10.01	374,712	-1.24%	0.00%	0.01%	—	1.30%
December 31, 2014	28,085	9.66	10.01	281,055	-1.33%	0.00%	0.01%	—	1.30%
December 31, 2013	13,987	9.79	10.01	139,965	-1.21%	0.10%	0.04%	—	1.30%
Government Securities Fund
December 31, 2017	666	10.10	13.92	9,274	1.00%	1.98%	3.49%	—	0.15%
December 31, 2016	670	13.65	13.65	9,154	1.19%	1.19%	3.44%	—	—
December 31, 2015	417	13.49	13.49	5,631	0.37%	0.37%	3.83%	—	—
December 31, 2014	293	13.44	13.44	3,932	4.11%	4.11%	5.80%	—	—
December 31, 2013	123	12.91	12.91	1,587	-2.64%	-2.64%	2.92%	—	—
Growth and Income Fund
December 31, 2017	163	11.07	23.30	3,791	10.70%	14.33%	1.41%	—	0.15%
December 31, 2016	194	20.38	20.38	3,954	19.67%	19.67%	1.07%	—	—
December 31, 2015	101	17.03	17.03	1,726	-3.02%	-3.02%	3.16%	—	—
December 31, 2014	131	17.56	17.56	2,293	10.23%	10.23%	1.77%	—	—
December 31, 2013	153	15.93	15.93	2,434	34.09%	34.09%	1.83%	—	—
High Yield Fund
December 31, 2017	335	10.28	22.27	7,465	2.80%	6.30%	6.25%	—	1.30%
December 31, 2016	1,066	18.98	20.95	22,335	9.77%	11.20%	6.79%	—	1.30%
December 31, 2015	148	17.29	18.84	2,787	-4.42%	-3.14%	2.42%	—	1.30%
December 31, 2014	282	18.09	19.45	5,486	0.39%	1.73%	9.47%	—	1.30%
December 31, 2013	312	18.02	19.12	5,966	5.63%	6.99%	2.98%	—	1.30%
International Growth Fund
December 31, 2017	633	11.12	13.54	8,558	11.20%	23.09%	1.46%	—	0.15%
December 31, 2016	755	11.00	11.00	8,304	-0.45%	-0.45%	1.59%	—	—
December 31, 2015	677	11.05	11.05	7,484	-2.39%	-2.39%	1.38%	—	—
December 31, 2014	576	11.32	11.32	6,521	0.35%	0.35%	1.57%	—	—
December 31, 2013	607	11.28	11.28	6,850	18.99%	18.99%	1.27%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Invesco Variable Insurance Funds: (continued)
Mid Cap Core Equity Fund
December 31, 2017	163	$10.79	$27.69	$3,941	7.90%	14.64%	0.31%	—	1.30%
December 31, 2016	153	21.04	24.46	3,215	11.69%	13.18%	0.00%	—	1.30%
December 31, 2015	137	18.59	21.90	2,552	-5.52%	-4.27%	0.09%	—	1.30%
December 31, 2014	127	19.42	23.18	2,474	2.84%	4.18%	0.00%	—	1.30%
December 31, 2013	86	18.64	22.54	1,602	26.77%	28.46%	0.57%	—	1.30%
Technology Fund
December 31, 2017	110	11.47	30.76	3,274	14.70%	35.15%	0.00%	—	1.30%
December 31, 2016	13	9.65	22.76	303	-2.03%	-0.78%	0.00%	—	1.30%
December 31, 2015	122	9.85	22.94	2,809	5.35%	6.85%	0.00%	—	1.30%
December 31, 2014	36	9.35	21.47	776	9.61%	11.01%	0.00%	—	1.30%
December 31, 2013	15	8.53	19.34	282	23.62%	25.18%	0.00%	—	1.30%
Value Opportunities Fund
December 31, 2017	1	19.12	21.79	13	15.72%	17.23%	0.02%	—	1.30%
December 31, 2016	1	16.31	18.83	12	16.38%	17.93%	0.04%	—	1.30%
December 31, 2015	8	13.83	16.18	108	-11.83%	-10.66%	2.29%	—	1.30%
December 31, 2014	9	15.48	18.35	141	5.04%	6.39%	1.51%	—	1.30%
December 31, 2013	12	14.55	17.47	169	31.55%	33.24%	1.17%	—	1.30%
Ivy Variable Insurance Portfolios, Inc.:
Asset Strategy Portfolio
December 31, 2017	328	11.08	14.98	4,912	10.80%	18.23%	1.43%	—	0.15%
December 31, 2016	581	12.67	12.67	7,356	-2.54%	-2.54%	0.60%	—	—
December 31, 2015	813	13.00	13.00	10,586	-8.39%	-8.39%	0.37%	—	—
December 31, 2014	1,008	14.19	14.19	14,295	-5.27%	-5.27%	0.50%	—	—
December 31, 2013	1,025	14.98	14.98	15,346	25.15%	25.15%	0.98%	—	—
Balanced Portfolio
December 31, 2017	221	10.58	20.45	4,511	5.80%	11.38%	1.41%	—	0.15%
December 31, 2016	238	18.36	18.36	4,367	2.00%	2.00%	1.35%	—	—
December 31, 2015	281	18.00	18.00	5,076	-0.33%	-0.33%	1.10%	—	—
December 31, 2014	480	18.06	18.06	8,675	7.63%	7.63%	0.52%	—	—
December 31, 2013	95	16.78	16.78	1,589	23.66%	23.66%	1.28%	—	—
Bond Portfolio
December 31, 2017	138	10.21	13.21	1,825	2.10%	4.02%	1.65%	—	0.15%
December 31, 2016	116	12.70	12.70	1,472	4.01%	4.01%	3.49%	—	—
December 31, 2015	110	12.21	12.21	1,339	0.25%	0.25%	1.85%	—	—
December 31, 2014	50	12.18	12.18	608	4.28%	4.28%	8.99%	—	—
December 31, 2013	29	11.68	11.68	334	-2.10%	-2.10%	3.27%	—	—
Dividend Opportunities Portfolio
December 31, 2017	8	21.87	21.87	165	15.59%	15.59%	1.21%	—	—
December 31, 2016	9	18.92	18.92	165	6.95%	6.95%	1.21%	—	—
December 31, 2015	11	17.69	17.69	190	-2.05%	-2.05%	1.34%	—	—
December 31, 2014	14	18.06	18.06	257	9.79%	9.79%	1.15%	—	—
December 31, 2013	16	16.45	16.45	270	29.63%	29.63%	2.15%	—	—
Energy Portfolio
December 31, 2017	175	10.19	12.22	2,139	-12.65%	1.90%	0.65%	—	0.15%
December 31, 2016	282	13.99	13.99	3,950	34.52%	34.52%	0.14%	—	—
December 31, 2015	193	10.40	10.40	2,004	-22.10%	-22.10%	0.06%	—	—
December 31, 2014	158	13.35	13.35	2,103	-10.58%	-10.58%	0.00%	—	—
December 31, 2013	115	14.93	14.93	1,716	27.83%	27.83%	0.00%	—	—
Global Bond Portfolio
December 31, 2017	155	10.21	11.79	1,830	2.10%	4.24%	2.58%	—	0.15%
December 31, 2016	92	11.31	11.31	1,042	7.10%	7.10%	2.38%	—	—
December 31, 2015	47	10.56	10.56	496	-2.67%	-2.67%	3.76%	—	—
December 31, 2014	43	10.85	10.85	472	0.18%	0.18%	1.02%	—	—
December 31, 2013	25	10.83	10.83	270	1.69%	1.69%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Ivy Variable Insurance Portfolios, Inc.: (continued)
Growth Portfolio
December 31, 2017	1	$28.50	$28.50	$15	29.31%	29.31%	0.23%	—	—
December 31, 2016	1	22.04	22.04	20	1.24%	1.24%	0.02%	—	—
December 31, 2015	2	21.77	21.77	47	7.14%	7.14%	0.11%	—	—
December 31, 2014	2	20.32	20.32	44	11.83%	11.83%	0.32%	—	—
December 31, 2013	6	18.17	18.17	111	36.51%	36.51%	0.44%	—	—
High Income Portfolio
December 31, 2017	680	10.30	19.22	13,037	3.00%	6.72%	6.34%	—	0.15%
December 31, 2016	1,335	18.01	18.01	24,045	16.19%	16.19%	7.81%	—	—
December 31, 2015	488	15.50	15.50	7,568	-6.51%	-6.51%	8.05%	—	—
December 31, 2014	822	16.58	16.58	13,638	1.91%	1.91%	5.19%	—	—
December 31, 2013	3,121	16.27	16.27	50,794	10.45%	10.45%	5.87%	—	—
Limited-Term Bond Portfolio
December 31, 2017	328	10.04	10.47	3,434	0.40%	1.45%	1.49%	—	0.15%
December 31, 2016	342	10.32	10.32	3,533	1.88%	1.88%	1.73%	—	—
December 31, 2015	364	10.13	10.13	3,691	0.90%	0.90%	1.18%	—	—
December 31, 2014	92	10.04	10.04	924	1.01%	1.01%	0.54%	—	—
December 31, 2013	59	9.94	9.94	585	-0.60%	-0.60%	0.00%	—	—
Inception Jan 18, 2013	—	10.00	10.00	—
Mid Cap Growth Portfolio
December 31, 2017	209	11.60	27.69	5,759	16.00%	26.90%	0.00%	—	0.15%
December 31, 2016	183	21.82	21.82	4,001	6.08%	6.08%	0.00%	—	—
December 31, 2015	178	20.57	20.57	3,667	-5.77%	-5.77%	0.00%	—	—
December 31, 2014	194	21.83	21.83	4,227	7.91%	7.91%	0.00%	—	—
December 31, 2013	179	20.23	20.23	3,617	29.93%	29.93%	0.00%	—	—
Natural Resources Portfolio
December 31, 2017	195	8.22	10.95	1,606	3.01%	9.50%	0.13%	—	0.15%
December 31, 2016	227	7.98	7.98	1,809	23.72%	23.72%	0.60%	—	—
December 31, 2015	110	6.45	6.45	710	-22.38%	-22.38%	0.09%	—	—
December 31, 2014	115	8.31	8.31	959	-13.08%	-13.08%	0.00%	—	—
December 31, 2013	106	9.56	9.56	1,012	7.90%	7.90%	0.00%	—	—
Science and Technology Portfolio
December 31, 2017	157	11.58	30.45	4,771	15.80%	32.10%	0.00%	—	0.15%
December 31, 2016	153	23.05	23.05	3,526	1.54%	1.54%	0.00%	—	—
December 31, 2015	320	22.70	22.70	7,266	-2.87%	-2.87%	0.00%	—	—
December 31, 2014	268	23.37	23.37	6,263	2.91%	2.91%	0.00%	—	—
December 31, 2013	302	22.71	22.71	6,852	56.40%	56.40%	0.00%	—	—
Value Portfolio
December 31, 2017	19	10.85	23.85	450	8.50%	12.50%	1.28%	—	0.15%
December 31, 2016	45	21.20	21.20	953	11.17%	11.17%	1.20%	—	—
December 31, 2015	62	19.07	19.07	1,182	-3.93%	-3.93%	0.49%	—	—
December 31, 2014	61	19.85	19.85	1,216	10.96%	10.96%	0.69%	—	—
December 31, 2013	89	17.89	17.89	1,587	35.33%	35.33%	0.73%	—	—
Janus Henderson VIT Funds – Institutional:
Balanced Portfolio
December 31, 2017	1,615	11.13	22.61	36,443	11.30%	18.44%	1.62%	—	0.15%
December 31, 2016	1,622	19.09	19.09	30,955	4.60%	4.60%	2.27%	—	—
December 31, 2015	1,532	18.25	18.25	27,954	0.61%	0.61%	2.04%	—	—
December 31, 2014	1,173	18.14	18.14	21,268	8.56%	8.56%	1.76%	—	—
December 31, 2013	740	16.71	16.71	12,368	20.13%	20.13%	1.60%	—	—
Enterprise Portfolio
December 31, 2017	1,002	11.61	40.94	33,413	16.10%	27.44%	0.61%	—	1.30%
December 31, 2016	819	26.57	32.55	21,769	10.94%	12.35%	0.83%	—	1.30%
December 31, 2015	570	23.65	29.34	13,488	2.66%	4.05%	0.89%	—	1.30%
December 31, 2014	403	22.73	28.58	9,179	11.08%	12.52%	0.15%	—	1.30%
December 31, 2013	274	20.20	25.73	5,557	30.68%	32.37%	0.48%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Janus Henderson VIT Funds – Institutional: (continued)
Forty Portfolio
December 31, 2017	368	$11.26	$27.58	$9,913	12.60%	30.34%	0.00%	—	0.15%
December 31, 2016	338	21.16	21.16	7,146	2.17%	2.17%	1.03%	—	—
December 31, 2015	611	20.71	20.71	12,652	12.25%	12.25%	1.06%	—	—
December 31, 2014	121	18.45	18.45	2,229	8.72%	8.72%	0.16%	—	—
December 31, 2013	150	16.97	16.97	2,547	31.25%	31.25%	0.73%	—	—
Global Research Portfolio
December 31, 2017	162	11.39	19.60	3,145	13.90%	27.03%	0.81%	—	1.30%
December 31, 2016	73	14.94	15.43	1,126	0.74%	2.12%	0.93%	—	1.30%
December 31, 2015	74	14.83	15.11	1,125	-3.58%	-2.33%	0.72%	—	1.30%
December 31, 2014	64	15.38	15.47	988	6.07%	7.43%	1.15%	—	1.30%
December 31, 2013	85	14.40	14.50	1,218	26.75%	28.46%	1.11%	—	1.30%
Overseas Portfolio
December 31, 2017	266	11.44	33.56	3,736	14.40%	31.10%	2.23%	—	1.30%
December 31, 2016	155	10.74	25.93	1,662	-7.66%	-6.45%	4.77%	—	1.30%
December 31, 2015	297	11.48	28.08	3,405	-9.77%	-8.53%	0.60%	—	1.30%
December 31, 2014	355	12.55	31.12	4,461	-13.02%	-11.93%	5.97%	—	1.30%
December 31, 2013	386	14.25	35.78	5,504	13.08%	14.55%	2.88%	—	1.30%
Perkins Mid Cap Value Portfolio
December 31, 2017	603	11.01	21.70	12,823	10.10%	13.97%	0.79%	—	0.15%
December 31, 2016	833	19.04	19.04	15,862	19.00%	19.00%	1.10%	—	—
December 31, 2015	450	16.00	16.00	7,197	-3.44%	-3.44%	1.25%	—	—
December 31, 2014	500	16.57	16.57	8,288	8.73%	8.73%	3.49%	—	—
December 31, 2013	492	15.24	15.24	7,494	26.16%	26.16%	1.28%	—	—
Research Portfolio
December 31, 2017	166	11.28	25.44	4,179	12.80%	27.84%	0.42%	—	1.30%
December 31, 2016	128	18.89	19.90	2,540	-0.79%	0.51%	0.54%	—	1.30%
December 31, 2015	126	19.04	19.80	2,500	3.99%	5.38%	0.83%	—	1.30%
December 31, 2014	50	18.31	18.79	938	11.51%	12.99%	0.34%	—	1.30%
December 31, 2013	63	16.42	16.63	1,047	28.68%	30.33%	0.80%	—	1.30%
Janus Henderson VIT Funds – Service:
Flexible Bond Portfolio
December 31, 2017	2,316	10.16	11.52	26,671	1.60%	3.41%	2.44%	—	0.15%
December 31, 2016	2,579	11.14	11.14	28,735	2.20%	2.20%	2.45%	—	—
December 31, 2015	2,504	10.90	10.90	27,298	-0.09%	-0.09%	2.13%	—	—
December 31, 2014	1,017	10.91	10.91	11,088	4.70%	4.70%	2.89%	—	—
December 31, 2013	182	10.42	10.42	1,898	-0.29%	-0.29%	2.49%	—	—
Global Allocation-Moderate Portfolio
December 31, 2017	2	14.35	14.35	22	16.19%	16.19%	0.72%	—	—
December 31, 2016	2	12.35	12.35	19	3.00%	3.00%	1.19%	—	—
December 31, 2015	2	11.99	11.99	19	-2.44%	-2.44%	0.80%	—	—
December 31, 2014	2	12.29	12.29	19	3.28%	3.28%	2.76%	—	—
December 31, 2013	2	11.90	11.90	19	14.64%	14.64%	2.24%	—	—
Global Technology Portfolio
December 31, 2017	6	25.81	25.81	150	44.92%	44.92%	0.41%	—	—
December 31, 2016	7	17.81	17.81	127	13.87%	13.87%	0.09%	—	—
December 31, 2015	7	15.64	15.64	117	4.62%	4.62%	0.77%	—	—
December 31, 2014	11	14.95	14.95	162	9.36%	9.36%	0.00%	—	—
December 31, 2013	10	13.67	13.67	144	35.35%	35.35%	0.00%	—	—
Global Unconstrained Bond Portfolio
December 31, 2017	56	10.05	10.38	585	0.50%	1.67%	3.97%	—	0.15%
December 31, 2016	30	10.21	10.21	303	2.10%	2.10%	9.79%	—	—
Inception May 1, 2016	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Janus Henderson VIT Funds – Service: (continued)
US Low Volatility Portfolio
December 31, 2017	83	$10.98	$11.98	$1,000	9.80%	15.41%	4.94%	—	0.15%
December 31, 2016	—	10.38	10.38	—	3.80%	3.80%	0.00%	—	—
Inception November 11, 2016	—	10.00	10.00	—
John Hancock Variable Insurance Trust
Emerging Markets Value Trust
December 31, 2017	674	11.57	14.57	9,787	15.70%	32.58%	2.22%	0.10%	0.35%
December 31, 2016	237	10.99	10.99	2,631	17.92%	17.92%	3.25%	—	0.10%
December 31, 2015	46	9.32	9.32	426	-6.80%	-6.80%	0.91%	—	0.10%
Inception October 30, 2015	—	10.00	10.00	—
JPMorgan Insurance Trust:
Global Allocation Portfolio
December 31, 2017	1,000	10.94	12.07	12,065	9.40%	16.84%	1.39%	—	0.15%
December 31, 2016	764	10.33	10.33	7,889	5.84%	5.84%	3.83%	—	—
December 31, 2015	14	9.76	9.76	132	-2.40%	-2.40%	1.40%	—	—
Inception October 30, 2015	—	10.00	10.00	—
Income Builder Portfolio
December 31, 2017	293	10.71	11.63	3,401	7.10%	11.72%	3.29%	—	0.15%
December 31, 2016	312	10.41	10.41	3,250	6.22%	6.22%	3.63%	—	—
December 31, 2015	22	9.80	9.80	215	-2.00%	-2.00%	5.40%	—	—
Inception October 30, 2015	—	10.00	10.00	—
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2017	1,391	11.32	32.41	41,437	13.20%	27.80%	1.76%	—	1.30%
December 31, 2016	1,252	23.45	25.69	29,390	19.21%	20.81%	1.11%	—	1.30%
December 31, 2015	1,081	19.41	21.55	20,988	-21.09%	-20.06%	1.16%	—	1.30%
December 31, 2014	986	24.28	27.31	23,951	-5.86%	-4.63%	1.76%	—	1.30%
December 31, 2013	796	25.46	29.01	20,258	-2.52%	-1.24%	1.69%	—	1.30%
Global Dynamic Multi-Asset Portfolio
December 31, 2017	106	11.20	15.83	1,672	12.00%	20.56%	0.00%	—	0.15%
December 31, 2016	82	13.13	13.13	1,073	3.22%	3.22%	0.25%	—	—
December 31, 2015	94	12.72	12.72	1,200	-0.39%	-0.39%	0.00%	—	—
December 31, 2014	104	12.77	12.77	1,333	2.65%	2.65%	0.56%	—	—
December 31, 2013	90	12.44	12.44	1,113	19.50%	19.50%	1.48%	—	—
International Equity Portfolio
December 31, 2017	879	11.25	19.64	17,256	12.50%	22.37%	2.67%	—	1.30%
December 31, 2016	821	15.00	16.05	13,189	-5.48%	-4.29%	1.31%	—	1.30%
December 31, 2015	850	15.87	16.77	14,255	0.38%	1.70%	1.76%	—	1.30%
December 31, 2014	503	15.81	16.49	8,293	-5.44%	-4.18%	1.86%	—	1.30%
December 31, 2013	301	16.72	17.21	5,172	19.26%	20.77%	1.65%	—	1.30%
US Small-Mid Cap Equity Portfolio
December 31, 2017	99	11.22	34.13	2,756	12.20%	13.95%	0.39%	—	1.30%
December 31, 2016	77	24.66	30.34	1,903	14.27%	15.77%	0.00%	—	1.30%
December 31, 2015	75	21.30	26.55	1,599	-3.63%	-2.38%	0.00%	—	1.30%
December 31, 2014	91	21.82	27.55	1,982	9.59%	11.04%	0.00%	—	1.30%
December 31, 2013	40	19.65	25.14	794	33.51%	35.24%	0.00%	—	1.30%
US Strategic Equity Portfolio
December 31, 2017	7	11.00	24.06	172	10.00%	18.11%	0.37%	—	1.30%
December 31, 2016	92	19.10	20.37	1,879	8.03%	9.40%	0.11%	—	1.30%
December 31, 2015	95	17.68	18.62	1,763	-6.65%	-5.43%	0.45%	—	1.30%
December 31, 2014	38	18.94	19.69	747	13.21%	14.74%	1.14%	—	1.30%
December 31, 2013	18	16.73	17.16	306	26.46%	28.06%	1.20%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio
December 31, 2017	178	$10.58	$24.21	$4,321	5.80%	16.28%	0.34%	—	0.15%
December 31, 2016	513	20.82	20.82	10,677	1.22%	1.22%	0.62%	—	—
December 31, 2015	629	20.57	20.57	12,933	-1.77%	-1.77%	0.31%	—	—
December 31, 2014	692	20.94	20.94	14,496	20.41%	20.41%	0.19%	—	—
December 31, 2013	475	17.39	17.39	8,253	47.75%	47.75%	0.41%	—	—
ClearBridge Dividend Strategy Portfolio
December 31, 2017	374	11.24	20.95	7,827	12.40%	19.17%	1.52%	—	1.30%
December 31, 2016	362	15.50	17.58	6,357	13.47%	14.98%	2.29%	—	1.30%
December 31, 2015	140	13.66	15.29	2,146	-5.53%	-4.32%	2.34%	—	1.30%
December 31, 2014	221	14.46	15.98	3,529	12.18%	13.66%	2.21%	—	1.30%
December 31, 2013	234	12.89	14.06	3,295	24.30%	25.87%	1.88%	—	1.30%
ClearBridge Large Cap Growth Portfolio
December 31, 2017	592	11.43	27.37	16,127	14.30%	25.78%	0.26%	—	1.30%
December 31, 2016	348	19.19	21.76	7,566	6.02%	7.40%	0.54%	—	1.30%
December 31, 2015	312	18.10	20.26	6,323	8.38%	9.81%	0.72%	—	1.30%
December 31, 2014	124	16.70	18.45	2,285	12.53%	13.96%	0.64%	—	1.30%
December 31, 2013	120	14.84	16.19	1,942	36.02%	37.90%	0.99%	—	1.30%
ClearBridge Small Cap Growth Portfolio
December 31, 2017	181	11.48	19.20	3,459	14.80%	23.95%	0.00%	—	0.15%
December 31, 2016	124	15.49	15.49	1,914	5.52%	5.52%	0.00%	—	—
December 31, 2015	134	14.68	14.68	1,968	-4.55%	-4.55%	0.00%	—	—
December 31, 2014	155	15.38	15.38	2,391	3.78%	3.78%	0.00%	—	—
December 31, 2013	319	14.82	14.82	4,727	46.59%	46.59%	0.04%	—	—
QS Dynamic Multi-Strategy Portfolio
December 31, 2017	62	10.82	13.81	848	8.20%	13.85%	1.27%	—	0.15%
December 31, 2016	66	12.13	12.13	797	-0.49%	-0.49%	0.81%	—	—
December 31, 2015	133	12.19	12.19	1,625	-5.43%	-5.43%	0.76%	—	—
December 31, 2014	119	12.89	12.89	1,531	6.35%	6.35%	1.63%	—	—
December 31, 2013	75	12.12	12.12	913	18.13%	18.13%	2.43%	—	—
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio
December 31, 2017	286	10.36	21.73	6,216	3.60%	8.65%	4.36%	—	0.15%
December 31, 2016	139	20.00	20.00	2,772	15.61%	15.61%	7.04%	—	—
December 31, 2015	97	17.30	17.30	1,676	-5.82%	-5.82%	4.09%	—	—
December 31, 2014	159	18.37	18.37	2,924	-1.18%	-1.18%	4.33%	—	—
December 31, 2013	289	18.59	18.59	5,381	6.29%	6.29%	3.19%	—	—
Lord Abbett Series Fund, Inc.:
Bond Debenture Portfolio
December 31, 2017	1,237	10.51	19.83	24,499	5.10%	9.20%	4.47%	—	0.15%
December 31, 2016	1,040	18.16	18.16	18,918	12.17%	12.17%	4.00%	—	—
December 31, 2015	1,077	16.19	16.19	17,510	-1.52%	-1.52%	3.02%	—	—
December 31, 2014	1,195	16.44	16.44	19,645	4.31%	4.31%	4.00%	—	—
December 31, 2013	933	15.76	15.76	14,708	8.17%	8.17%	6.29%	—	—
Calibrated Dividend Growth Portfolio
December 31, 2017	262	11.31	32.83	7,319	13.10%	19.11%	1.80%	—	1.30%
December 31, 2016	249	23.97	27.92	6,005	13.63%	15.13%	1.94%	—	1.30%
December 31, 2015	149	20.82	24.57	3,099	-3.38%	-2.16%	2.58%	—	1.30%
December 31, 2014	43	21.28	25.43	921	10.09%	11.59%	1.29%	—	1.30%
December 31, 2013	54	19.07	23.10	1,029	26.30%	27.90%	2.19%	—	1.30%
Classic Stock Portfolio
December 31, 2017	5	19.33	19.33	88	16.80%	16.80%	0.86%	—	—
December 31, 2016	5	16.55	16.55	75	12.43%	12.43%	0.99%	—	—
December 31, 2015	5	14.72	14.72	77	-0.88%	-0.88%	0.46%	—	—
December 31, 2014	13	14.85	14.85	191	9.11%	9.11%	0.53%	—	—
December 31, 2013	25	13.61	13.61	334	29.87%	29.87%	1.11%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Lord Abbett Series Fund, Inc.: (continued)
Growth and Income Portfolio
December 31, 2017	115	$11.09	$34.13	$2,675	10.90%	13.39%	0.61%	—	1.30%
December 31, 2016	387	20.32	30.50	7,873	15.62%	17.12%	4.42%	—	1.30%
December 31, 2015	148	17.35	26.38	2,595	-4.11%	-2.86%	1.27%	—	1.30%
December 31, 2014	173	17.86	27.51	3,109	6.26%	7.66%	0.72%	—	1.30%
December 31, 2013	176	16.59	25.89	2,936	34.15%	35.87%	0.70%	—	1.30%
International Opportunities Portfolio
December 31, 2017	612	12.02	15.22	9,305	20.20%	39.25%	1.46%	—	0.15%
December 31, 2016	373	10.93	10.93	4,091	-4.29%	-4.29%	0.89%	—	—
December 31, 2015	547	11.42	11.42	6,252	11.09%	11.09%	1.08%	—	—
December 31, 2014	213	10.28	10.28	2,188	-5.77%	-5.77%	1.24%	—	—
December 31, 2013	219	10.91	10.91	2,386	31.76%	31.76%	2.49%	—	—
MainStay VP Funds Trust:
MainStay VP Convertible Fund
December 31, 2017	122	10.59	10.60	1,296	5.90%	6.00%	0.92%	—	0.15%
Inception May 1, 2017	—	10.00	10.00	—
MFS Variable Insurance Trust:
Growth Series – Service
December 31, 2017	58	11.50	13.24	768	15.00%	31.09%	0.00%	—	0.15%
December 31, 2016	24	10.10	10.10	246	2.23%	2.23%	0.00%	—	—
December 31, 2015	—	9.88	9.88	—	-1.00%	-1.00%	0.00%	—	—
Inception July 31, 2015	—	9.98	9.98	—
Value Series – Service
December 31, 2017	61	11.16	12.81	784	11.60%	17.42%	2.04%	—	0.15%
December 31, 2016	26	10.91	10.91	278	13.76%	13.76%	2.54%	—	—
December 31, 2015	—	9.59	9.59	—	-3.81%	-3.81%	0.00%	—	—
Inception July 31, 2015	—	9.97	9.97	—
Nationwide Variable Insurance Trust:
Bond Index Fund
December 31, 2017	360	10.16	15.15	4,211	1.60%	3.34%	2.19%	—	0.50%
December 31, 2016	372	10.78	14.66	4,254	2.08%	2.37%	2.37%	—	0.35%
December 31, 2015	228	10.56	14.32	2,625	0.00%	0.35%	1.84%	—	0.35%
December 31, 2014	202	10.56	14.27	2,440	5.86%	5.92%	3.53%	—	0.35%
December 31, 2013	116	13.48	13.48	1,569	-2.39%	-2.39%	2.11%	—	—
International Index Fund
December 31, 2017	2,545	11.25	12.16	30,210	12.50%	25.10%	3.72%	—	0.50%
December 31, 2016	1,327	9.41	9.72	12,706	0.64%	1.04%	3.12%	—	0.35%
December 31, 2015	1,031	9.35	9.62	9,787	-1.06%	-0.72%	2.66%	—	0.35%
December 31, 2014	729	9.45	9.69	7,011	-5.74%	-5.69%	3.77%	—	0.35%
December 31, 2013	423	10.28	10.28	4,354	21.66%	21.66%	3.61%	—	—
Mid Cap Index Fund
December 31, 2017	854	11.00	24.90	14,430	10.00%	15.98%	1.22%	—	0.50%
December 31, 2016	800	12.81	21.47	12,565	20.06%	20.48%	1.69%	—	0.35%
December 31, 2015	486	10.67	17.82	7,085	-2.73%	-2.46%	1.33%	—	0.35%
December 31, 2014	357	10.97	18.27	5,899	9.59%	9.60%	1.32%	—	0.35%
December 31, 2013	273	16.67	16.67	4,544	33.25%	33.25%	1.49%	—	—
Multi-Manager International Value
December 31, 2017	—	11.36	11.37	—	13.60%	13.70%	4.76%	—	0.15%
Inception May 1, 2017	—	10.00	10.00	—
Multi-Manager Mid Cap Value
December 31, 2017	9	10.83	10.84	95	8.30%	8.40%	3.53%	—	0.15%
Inception May 1, 2017	—	10.00	10.00	—
NW DFA NVIT Capital Appreciation Fund
December 31, 2017	14	11.15	11.16	155	11.50%	11.60%	2.97%	—	0.15%
Inception May 1, 2017	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Nationwide Variable Insurance Trust: (continued)
NW DFA NVIT Moderate Fund
December 31, 2017	151	$10.91	$10.92	$1,651	9.10%	9.20%	3.41%	—	0.15%
Inception May 1, 2017	—	10.00	10.00	—
NW DoubleLine NVIT Total Return Tactical Fund
December 31, 2017	69	9.99	9.99	694	-0.10%	-0.10%	0.73%	0.25%	0.40%
Inception November 3, 2017	—	10.00	10.00	—
NW Neuberger Berman NVIT Socially Responsible Fund
December 31, 2017	25	11.10	11.11	277	11.00%	11.10%	0.58%	—	0.15%
Inception May 1, 2017	—	10.00	10.00	—
S&P 500 Index Fund
December 31, 2017	1,597	11.30	22.22	26,707	13.00%	21.55%	2.11%	—	0.50%
December 31, 2016	847	12.75	18.28	12,239	11.35%	11.80%	2.74%	—	0.35%
December 31, 2015	859	11.45	16.35	12,151	0.88%	1.24%	2.15%	—	0.35%
December 31, 2014	733	11.35	16.15	10,977	13.41%	13.50%	3.33%	—	0.35%
December 31, 2013	387	14.24	14.24	5,516	32.22%	32.22%	2.12%	—	—
Small Cap Index Fund
December 31, 2017	1,333	10.97	21.62	20,218	9.70%	14.57%	1.41%	—	0.50%
December 31, 2016	814	12.04	18.87	11,317	20.76%	21.19%	1.46%	—	0.35%
December 31, 2015	671	9.97	15.57	8,363	-4.87%	-4.54%	1.37%	—	0.35%
December 31, 2014	457	10.48	16.31	6,570	4.89%	5.01%	1.28%	—	0.35%
December 31, 2013	236	15.55	15.55	3,671	38.84%	38.84%	1.71%	—	—
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio
December 31, 2017	36	11.10	24.09	861	11.00%	13.36%	0.28%	—	1.30%
December 31, 2016	286	19.59	21.25	6,077	25.74%	27.32%	0.36%	—	1.30%
December 31, 2015	80	15.58	16.69	1,333	-12.96%	-11.79%	0.62%	—	1.30%
December 31, 2014	82	17.90	18.92	1,556	8.48%	9.87%	0.83%	—	1.30%
December 31, 2013	73	16.50	17.22	1,253	29.41%	31.15%	0.81%	—	1.30%
Mid Cap Growth Portfolio
December 31, 2017	85	11.46	35.09	2,982	14.60%	25.28%	0.00%	—	1.30%
December 31, 2016	65	19.55	28.01	1,815	3.06%	4.40%	0.00%	—	1.30%
December 31, 2015	158	18.97	26.83	4,232	-0.05%	1.28%	0.00%	—	1.30%
December 31, 2014	104	18.98	26.49	2,757	6.21%	7.60%	0.00%	—	1.30%
December 31, 2013	40	17.87	24.62	988	30.92%	32.58%	0.00%	—	1.30%
Mid Cap Intrinsic Value Portfolio
December 31, 2017	198	10.89	35.91	5,571	8.90%	16.75%	0.93%	—	1.30%
December 31, 2016	202	24.12	31.16	4,873	14.64%	16.18%	0.58%	—	1.30%
December 31, 2015	216	20.76	27.18	4,487	-9.52%	-8.34%	1.30%	—	1.30%
December 31, 2014	52	22.65	30.04	1,188	12.38%	13.82%	1.13%	—	1.30%
December 31, 2013	77	19.90	26.73	1,534	35.27%	37.05%	1.15%	—	1.30%
Short Duration Bond Portfolio
December 31, 2017	355	10.02	12.65	4,400	-0.39%	0.90%	1.54%	—	1.30%
December 31, 2016	341	12.29	12.70	4,186	-0.08%	1.24%	1.09%	—	1.30%
December 31, 2015	471	12.14	12.71	5,725	-1.09%	0.17%	1.83%	—	1.30%
December 31, 2014	327	12.12	12.85	3,967	-0.70%	0.58%	1.79%	—	1.30%
December 31, 2013	256	12.05	12.94	3,085	-0.69%	0.67%	3.13%	—	1.30%
Socially Responsive Portfolio
December 31, 2017	52	25.82	28.43	1,484	16.94%	18.41%	0.40%	—	1.30%
December 31, 2016	71	22.08	24.01	1,704	8.45%	9.89%	0.63%	—	1.30%
December 31, 2015	89	20.36	21.85	1,953	-1.78%	-0.46%	0.64%	—	1.30%
December 31, 2014	172	20.73	21.95	3,771	8.99%	10.36%	0.37%	—	1.30%
December 31, 2013	115	19.02	19.89	2,286	35.76%	37.65%	0.71%	—	1.30%
US Equity Index PutWrite Strategy Portfolio
December 31, 2017	86	9.82	10.57	849	5.70%	6.74%	0.00%	—	0.15%
December 31, 2016	112	9.20	9.20	1,028	-0.65%	-0.65%	0.00%	—	—
December 31, 2015	70	9.26	9.26	649	-7.58%	-7.58%	0.00%	—	—
Inception May 1, 2015		10.02	10.02

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Northern Lights Variable Trust:
7Twelve Balanced Portfolio – Class 3
December 31, 2017	108	$10.70	$10.97	$1,180	7.00%	10.58%	0.50%	—	0.15%
December 31, 2016	45	9.92	9.92	447	9.37%	9.37%	0.60%	—	—
December 31, 2015	36	9.07	9.07	331	-9.57%	-9.57%	1.62%	—	—
Inception May 1, 2015	—	10.03	10.03	—
7Twelve Balanced Portfolio – Class 4
December 31, 2017	10	11.50	11.50	115	10.36%	10.36%	0.35%	—	—
December 31, 2016	10	10.42	10.42	104	9.22%	9.22%	0.12%	—	—
December 31, 2015	22	9.54	9.54	211	-7.38%	-7.38%	0.27%	—	—
December 31, 2014	71	10.30	10.30	727	-0.29%	-0.29%	0.33%	—	—
December 31, 2013	52	10.33	10.33	542	4.24%	4.24%	0.28%	—	—
Inception May 1, 2013	—	9.91	9.91	—
BTS Tactical Fixed Income Portfolio
December 31, 2017	1,282	10.04	11.26	14,427	0.40%	2.93%	2.55%	—	0.15%
December 31, 2016	796	10.94	10.94	8,712	13.13%	13.13%	0.02%	—	—
December 31, 2015	7	9.67	9.67	63	-3.30%	-3.30%	2.45%	—	—
Inception May 1, 2015	—	10.00	10.00	—
Power Dividend Index Portfolio
December 31, 2017	367	10.93	16.65	6,035	9.30%	10.93%	1.50%	—	1.30%
December 31, 2016	49	13.24	15.01	736	-0.60%	0.67%	0.98%	—	1.30%
December 31, 2015	65	13.32	14.91	963	-5.20%	-3.93%	2.18%	—	1.30%
December 31, 2014	53	14.05	15.52	825	5.56%	6.89%	2.00%	—	1.30%
December 31, 2013	45	13.31	14.52	652	18.21%	19.80%	0.88%	—	1.30%
Power Income Portfolio
December 31, 2017	128	10.06	11.04	1,388	0.60%	2.13%	0.95%	—	0.15%
December 31, 2016	120	10.81	10.81	1,299	4.34%	4.34%	0.00%	—	—
December 31, 2015	311	10.36	10.36	3,221	-2.54%	-2.54%	3.48%	—	—
December 31, 2014	185	10.63	10.63	1,964	-1.02%	-1.02%	2.66%	—	—
December 31, 2013	312	10.74	10.74	3,346	4.58%	4.58%	1.32%	—	—
Power Momentum Portfolio
December 31, 2017	106	11.30	19.33	2,007	13.00%	20.89%	1.55%	—	1.30%
December 31, 2016	76	14.10	15.99	1,195	4.06%	5.41%	0.29%	—	1.30%
December 31, 2015	137	13.55	15.17	2,059	-2.38%	-1.04%	0.62%	—	1.30%
December 31, 2014	145	13.88	15.33	2,204	6.69%	8.03%	0.39%	—	1.30%
December 31, 2013	134	13.01	14.19	1,878	34.40%	36.18%	0.82%	—	1.30%
Probabilities Fund
December 31, 2017	1,369	10.75	12.25	16,763	7.50%	15.68%	0.00%	—	0.15%
December 31, 2016	1,508	10.59	10.59	15,978	2.32%	2.32%	0.00%	—	—
December 31, 2015	2,492	10.35	10.35	25,801	-5.48%	-5.48%	0.00%	—	—
December 31, 2014	3,051	10.95	10.95	33,407	4.89%	4.89%	0.00%	—	—
December 31, 2013	3,600	10.44	10.44	37,586	4.40%	4.40%	0.00%	—	—
Inception May 1, 2013	—	10.00	10.00	—
TOPS Aggressive Growth ETF – Class 1
December 31, 2017	6	11.25	17.05	100	12.50%	20.67%	1.33%	—	0.25%
December 31, 2016	6	11.52	14.13	87	13.27%	13.40%	1.16%	—	0.10%
December 31, 2015	6	10.17	12.46	77	-3.60%	-3.49%	1.12%	—	0.10%
December 31, 2014	6	10.55	12.91	83	5.08%	5.13%	1.05%	—	0.10%
December 31, 2013	6	12.28	12.28	74	23.67%	23.67%	0.95%	—	—
TOPS Balanced ETF – Class 1
December 31, 2017	11	10.68	14.30	163	6.80%	11.20%	1.57%	—	0.25%
December 31, 2016	13	11.06	12.86	172	8.11%	8.25%	1.01%	—	0.10%
December 31, 2015	2	10.23	11.88	22	-2.48%	-2.38%	1.47%	—	0.10%
December 31, 2014	2	10.49	12.17	23	4.73%	4.80%	2.99%	—	0.10%
December 31, 2013	—	11.62	11.62	—	8.90%	8.90%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Northern Lights Variable Trust: (continued)
TOPS Conservative ETF – Class 1
December 31, 2017	24	$10.42	$13.01	$282	4.20%	7.08%	0.89%	—	0.25%
December 31, 2016	24	10.66	12.15	264	6.07%	6.21%	1.16%	—	0.10%
December 31, 2015	24	10.05	11.44	251	-1.86%	-1.80%	2.10%	—	0.10%
December 31, 2014	5	10.24	11.65	64	2.30%	2.37%	0.34%	—	0.10%
December 31, 2013	6	11.38	11.38	66	4.79%	4.79%	2.13%	—	—
TOPS Conservative ETF – Class 2
December 31, 2017	38	10.40	12.80	475	4.00%	6.84%	0.73%	—	0.15%
December 31, 2016	24	11.98	11.98	288	5.83%	5.83%	0.33%	—	—
December 31, 2015	161	11.32	11.32	1,819	-2.08%	-2.08%	1.30%	—	—
December 31, 2014	165	11.56	11.56	1,911	2.12%	2.12%	0.53%	—	—
December 31, 2013	38	11.32	11.32	433	4.52%	4.52%	0.75%	—	—
TOPS Growth ETF – Class 1
December 31, 2017	106	11.11	17.52	1,864	11.10%	18.22%	1.45%	—	0.25%
December 31, 2016	146	11.24	14.82	2,073	12.51%	12.61%	1.36%	—	0.10%
December 31, 2015	146	9.99	13.16	1,832	-4.22%	-4.08%	1.40%	—	0.10%
December 31, 2014	63	10.43	13.72	859	3.94%	3.99%	1.40%	—	0.10%
December 31, 2013	62	13.20	13.20	824	19.13%	19.13%	0.99%	—	—
TOPS Growth ETF – Class 2
December 31, 2017	4	17.15	17.15	62	17.95%	17.95%	1.31%	—	—
December 31, 2016	4	14.54	14.54	54	12.36%	12.36%	1.25%	—	—
December 31, 2015	4	12.94	12.94	51	-4.36%	-4.36%	1.35%	—	—
December 31, 2014	5	13.53	13.53	63	3.68%	3.68%	1.18%	—	—
December 31, 2013	6	13.05	13.05	79	18.85%	18.85%	1.00%	—	—
TOPS Managed Risk Balanced ETF – Class 1
December 31, 2017	30	10.66	13.85	411	6.60%	10.89%	1.57%	—	0.25%
December 31, 2016	43	10.53	12.49	511	6.26%	6.39%	1.60%	—	0.10%
December 31, 2015	81	9.91	11.74	909	-4.25%	-4.16%	0.58%	—	0.10%
December 31, 2014	435	10.35	12.25	5,249	3.29%	3.38%	1.13%	—	0.10%
December 31, 2013	559	11.85	11.85	6,631	8.02%	8.02%	0.87%	—	—
TOPS Managed Risk Balanced ETF – Class 2
December 31, 2017	164	10.64	13.64	2,234	6.40%	10.62%	1.56%	—	0.15%
December 31, 2016	175	12.33	12.33	2,153	6.20%	6.20%	1.24%	—	—
December 31, 2015	180	11.61	11.61	2,094	-4.44%	-4.44%	1.33%	—	—
December 31, 2014	132	12.15	12.15	1,607	3.05%	3.05%	0.56%	—	—
December 31, 2013	25	11.79	11.79	291	7.87%	7.87%	1.03%	—	—
TOPS Managed Risk Growth ETF – Class 1
December 31, 2017	2,422	11.10	13.62	31,421	11.00%	17.92%	1.85%	—	0.25%
December 31, 2016	2,540	9.81	11.55	28,010	5.83%	5.87%	1.92%	—	0.10%
December 31, 2015	3,069	9.27	10.91	32,034	-8.94%	-8.78%	1.69%	—	0.10%
December 31, 2014	3,379	10.18	11.96	39,045	1.44%	1.50%	1.04%	—	0.10%
December 31, 2013	3,053	11.79	11.79	35,998	16.27%	16.27%	1.10%	—	—
TOPS Managed Risk Growth ETF – Class 2
December 31, 2017	35	11.08	13.40	459	10.80%	17.65%	1.56%	—	0.15%
December 31, 2016	31	11.39	11.39	350	5.56%	5.56%	2.29%	—	—
December 31, 2015	16	10.79	10.79	173	-9.10%	-9.10%	1.62%	—	—
December 31, 2014	10	11.87	11.87	120	1.28%	1.28%	1.00%	—	—
December 31, 2013	1	11.72	11.72	16	15.92%	15.92%	0.77%	—	—
TOPS Managed Risk Moderate Growth ETF – Class 1
December 31, 2017	124	10.87	14.52	1,796	8.70%	14.15%	1.87%	—	0.25%
December 31, 2016	127	10.32	12.72	1,618	6.39%	6.53%	1.50%	—	0.10%
December 31, 2015	249	9.70	11.94	2,946	-6.19%	-6.13%	1.31%	—	0.10%
December 31, 2014	497	10.34	12.72	6,288	3.16%	3.19%	1.11%	—	0.10%
December 31, 2013	518	12.33	12.33	6,387	12.71%	12.71%	0.80%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Northern Lights Variable Trust: (continued)
TOPS Managed Risk Moderate Growth ETF – Class 2
December 31, 2017	55	$10.85	$14.30	$789	8.50%	13.85%	1.63%	—	0.15%
December 31, 2016	60	12.56	12.56	758	6.26%	6.26%	1.38%	—	—
December 31, 2015	126	11.82	11.82	1,492	-6.34%	-6.34%	1.35%	—	—
December 31, 2014	103	12.62	12.62	1,303	2.85%	2.85%	0.96%	—	—
December 31, 2013	85	12.27	12.27	1,045	12.36%	12.36%	0.66%	—	—
TOPS Moderate Growth ETF – Class 1
December 31, 2017	131	10.89	15.08	1,940	8.90%	14.42%	1.38%	—	0.25%
December 31, 2016	145	11.15	13.18	1,884	10.72%	10.76%	0.70%	—	0.10%
December 31, 2015	139	10.07	11.90	1,604	-3.27%	-3.09%	0.00%	—	0.10%
December 31, 2014	12	10.41	12.28	129	3.80%	3.89%	0.21%	—	0.10%
December 31, 2013	169	11.83	11.83	2,001	13.21%	13.21%	2.11%	—	—
TOPS Moderate Growth ETF – Class 2
December 31, 2017	3	14.82	14.82	38	14.09%	14.09%	1.25%	—	—
December 31, 2016	3	12.99	12.99	34	10.55%	10.55%	0.61%	—	—
December 31, 2015	3	11.75	11.75	32	-3.45%	-3.45%	1.65%	—	—
December 31, 2014	3	12.17	12.17	33	3.49%	3.49%	2.15%	—	—
December 31, 2013	3	11.76	11.76	33	12.97%	12.97%	1.67%	—	—
Oppenheimer Variable Account Funds:
Conservative Balanced Fund
December 31, 2017	8	15.84	15.84	131	8.94%	8.94%	1.72%	—	—
December 31, 2016	8	14.54	14.54	121	4.98%	4.98%	2.13%	—	—
December 31, 2015	8	13.85	13.85	115	0.58%	0.58%	1.92%	—	—
December 31, 2014	9	13.77	13.77	129	8.00%	8.00%	1.82%	—	—
December 31, 2013	10	12.75	12.75	123	12.83%	12.83%	0.31%	—	—
Global Fund
December 31, 2017	681	11.79	22.25	14,949	17.90%	36.34%	0.78%	—	0.15%
December 31, 2016	585	16.32	16.32	9,550	-0.18%	-0.18%	0.75%	—	—
December 31, 2015	518	16.35	16.35	8,471	3.68%	3.68%	1.13%	—	—
December 31, 2014	296	15.77	15.77	4,667	2.07%	2.07%	0.89%	—	—
December 31, 2013	270	15.45	15.45	4,165	26.95%	26.95%	0.68%	—	—
Global Multi-Alternatives Fund
December 31, 2017	75	9.94	9.95	748	-0.60%	0.20%	0.72%	—	0.15%
December 31, 2016	46	9.93	9.93	456	3.44%	3.44%	2.16%	—	—
December 31, 2015	24	9.60	9.60	231	-3.71%	-3.71%	0.19%	—	—
December 31, 2014	4	9.97	9.97	38	-0.20%	-0.20%	1.43%	—	—
Inception May 1, 2014				9.99			9.99
Global Strategic Income Fund
December 31, 2017	181	10.29	12.74	2,299	2.90%	5.99%	1.63%	—	0.15%
December 31, 2016	154	12.02	12.02	1,851	6.28%	6.28%	4.29%	—	—
December 31, 2015	124	11.31	11.31	1,406	-2.50%	-2.50%	5.63%	—	—
December 31, 2014	115	11.60	11.60	1,335	2.56%	2.56%	3.87%	—	—
December 31, 2013	43	11.31	11.31	487	-0.44%	-0.44%	0.40%	—	—
International Growth Fund
December 31, 2017	1,035	11.23	18.22	18,860	12.30%	26.44%	1.12%	—	0.15%
December 31, 2016	892	14.41	14.41	12,848	-2.70%	-2.70%	0.89%	—	—
December 31, 2015	801	14.81	14.81	11,865	3.13%	3.13%	0.89%	—	—
December 31, 2014	618	14.36	14.36	8,871	-7.18%	-7.18%	0.98%	—	—
December 31, 2013	406	15.47	15.47	6,275	25.67%	25.67%	1.07%	—	—
Main Street® Fund
December 31, 2017	371	10.86	23.70	8,768	8.60%	16.63%	0.48%	—	0.15%
December 31, 2016	150	20.32	20.32	3,049	11.28%	11.28%	0.67%	—	—
December 31, 2015	153	18.26	18.26	2,795	3.11%	3.11%	0.58%	—	—
December 31, 2014	98	17.71	17.71	1,732	10.41%	10.41%	0.62%	—	—
December 31, 2013	123	16.04	16.04	1,977	31.48%	31.48%	0.63%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Oppenheimer Variable Account Funds: (continued)
Total Return Bond Fund
December 31, 2017	237	$10.25	$12.84	$3,041	2.50%	4.31%	2.04%	—	0.15%
December 31, 2016	140	12.31	12.31	1,730	3.10%	3.10%	4.63%	—	—
December 31, 2015	342	11.94	11.94	4,082	0.67%	0.67%	3.65%	—	—
December 31, 2014	161	11.86	11.86	1,914	6.94%	6.94%	6.13%	—	—
December 31, 2013	31	11.09	11.09	341	-0.36%	-0.36%	3.60%	—	—
PIMCO Variable Insurance Trust:
All Asset Portfolio
December 31, 2017	657	10.78	18.10	11,895	7.80%	13.55%	4.90%	—	0.15%
December 31, 2016	661	15.94	15.94	10,533	12.89%	12.89%	2.42%	—	—
December 31, 2015	1,333	14.12	14.12	18,816	-8.96%	-8.96%	3.03%	—	—
December 31, 2014	1,917	15.51	15.51	29,729	0.45%	0.45%	5.00%	—	—
December 31, 2013	2,095	15.44	15.44	32,341	0.26%	0.26%	5.27%	—	—
All Asset All Authority Portfolio – Administrative
December 31, 2017	456	10.44	10.60	4,766	6.00%	11.06%	5.70%	—	0.15%
December 31, 2016	209	9.40	9.40	1,967	13.66%	13.66%	3.00%	—	—
December 31, 2015	256	8.27	8.27	2,112	-12.30%	-12.30%	2.26%	—	—
December 31, 2014	478	9.43	9.43	4,507	-5.79%	-5.79%	6.92%	—	—
Inception May 1, 2014				10.01			10.01
All Asset All Authority Portfolio-Institutional
December 31, 2017	52	10.33	10.60	539	6.00%	11.19%	4.33%	—	0.15%
December 31, 2016	85	9.29	9.29	794	13.71%	13.71%	3.32%	—	—
December 31, 2015	84	8.17	8.17	689	-12.15%	-12.15%	3.20%	—	—
December 31, 2014	52	9.30	9.30	486	-6.81%	-6.81%	4.11%	—	—
Inception September 11, 2014						9.98		9.98
CommodityRealReturn Strategy Portfolio
December 31, 2017	1,689	6.95	10.54	11,734	2.21%	5.40%	11.03%	—	0.15%
December 31, 2016	1,594	6.80	6.80	10,845	15.06%	15.06%	1.13%	—	—
December 31, 2015	1,313	5.91	5.91	7,752	-25.66%	-25.66%	4.42%	—	—
December 31, 2014	1,451	7.95	7.95	11,532	-18.46%	-18.46%	0.36%	—	—
December 31, 2013	1,210	9.75	9.75	11,796	-14.70%	-14.70%	1.63%	—	—
Emerging Markets Bond Portfolio
December 31, 2017	1,138	10.38	20.65	23,401	3.80%	9.90%	5.08%	—	0.15%
December 31, 2016	971	18.79	18.79	18,252	13.33%	13.33%	5.24%	—	—
December 31, 2015	836	16.58	16.58	13,879	-2.30%	-2.30%	5.28%	—	—
December 31, 2014	803	16.97	16.97	13,635	1.56%	1.56%	5.24%	—	—
December 31, 2013	846	16.71	16.71	14,133	-6.96%	-6.96%	4.99%	—	—
Foreign Bond Unhedged Portfolio
December 31, 2017	357	10.64	14.18	5,064	6.40%	10.78%	1.52%	—	0.15%
December 31, 2016	357	12.80	12.80	4,571	3.06%	3.06%	1.23%	—	—
December 31, 2015	380	12.42	12.42	4,723	-7.11%	-7.11%	1.52%	—	—
December 31, 2014	401	13.37	13.37	5,361	0.45%	0.45%	2.07%	—	—
December 31, 2013	288	13.31	13.31	3,828	-6.53%	-6.53%	1.81%	—	—
Foreign Bond US Dollar-Hedged Portfolio
December 31, 2017	1,941	10.18	19.01	36,630	1.80%	2.76%	5.98%	—	0.15%
December 31, 2016	1,236	18.50	18.50	22,876	6.51%	6.51%	1.41%	—	—
December 31, 2015	1,525	17.37	17.37	26,495	0.29%	0.29%	3.48%	—	—
December 31, 2014	1,621	17.32	17.32	28,090	11.17%	11.17%	1.79%	—	—
December 31, 2013	588	15.58	15.58	9,170	0.45%	0.45%	1.88%	—	—
Global Bond Unhedged Portfolio
December 31, 2017	148	10.49	17.00	2,512	4.90%	8.63%	2.14%	—	0.15%
December 31, 2016	139	15.65	15.65	2,182	4.06%	4.06%	1.55%	—	—
December 31, 2015	129	15.04	15.04	1,938	-4.02%	-4.02%	1.75%	—	—
December 31, 2014	196	15.67	15.67	3,074	2.28%	2.28%	2.49%	—	—
December 31, 2013	206	15.32	15.32	3,157	-8.48%	-8.48%	1.07%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
PIMCO Variable Insurance Trust: (continued)
Global Core Bond (Hedged) Portfolio
December 31, 2017	33	$10.26	$10.68	$347	2.60%	4.20%	1.44%	—	0.15%
December 31, 2016	25	10.25	10.25	258	6.88%	6.88%	1.63%	—	—
December 31, 2015	22	9.59	9.59	206	-5.05%	-5.05%	1.86%	—	—
December 31, 2014	73	10.10	10.10	732	-1.56%	-1.56%	1.93%	—	—
December 31, 2013	166	10.26	10.26	1,707	-3.12%	-3.12%	1.48%	—	—
Global Diversified Allocation Portfolio
December 31, 2017	1	14.52	14.52	11	16.91%	16.91%	2.97%	—	—
December 31, 2016	1	12.42	12.42	9	7.81%	7.81%	1.00%	—	—
December 31, 2015	5	11.52	11.52	57	-5.57%	-5.57%	2.13%	—	—
December 31, 2014	10	12.20	12.20	126	5.81%	5.81%	3.36%	—	—
December 31, 2013	14	11.53	11.53	158	11.40%	11.40%	2.86%	—	—
Global Multi-Asset Portfolio
December 31, 2017	87	10.78	12.49	1,092	7.80%	14.06%	2.15%	—	0.15%
December 31, 2016	82	10.95	10.95	894	4.09%	4.09%	2.47%	—	—
December 31, 2015	94	10.52	10.52	989	-0.19%	-0.19%	1.59%	—	—
December 31, 2014	84	10.54	10.54	890	4.77%	4.77%	1.78%	—	—
December 31, 2013	397	10.06	10.06	4,000	-7.88%	-7.88%	3.60%	—	—
High Yield Portfolio
December 31, 2017	1,471	10.30	20.56	29,814	3.00%	6.64%	4.89%	—	0.15%
December 31, 2016	1,680	19.28	19.28	32,404	12.42%	12.42%	5.17%	—	—
December 31, 2015	1,273	17.15	17.15	21,833	-1.66%	-1.66%	5.26%	—	—
December 31, 2014	1,094	17.44	17.44	19,092	3.38%	3.38%	5.28%	—	—
December 31, 2013	3,612	16.87	16.87	60,946	5.70%	5.70%	5.40%	—	—
Income Portfolio
December 31, 2017	7,015	10.47	11.40	79,925	4.70%	8.06%	2.59%	—	0.15%
December 31, 2016	1,671	10.55	10.55	17,627	5.50%	5.50%	4.27%	—	—
Inception May 1, 2016	—	10.00	10.00	—
Long-Term US Government Portfolio
December 31, 2017	296	10.59	21.29	6,246	5.90%	8.96%	2.17%	—	0.15%
December 31, 2016	216	19.54	19.54	4,223	0.67%	0.67%	1.96%	—	—
December 31, 2015	245	19.41	19.41	4,762	-1.37%	-1.37%	2.02%	—	—
December 31, 2014	305	19.68	19.68	6,005	24.01%	24.01%	2.20%	—	—
December 31, 2013	69	15.87	15.87	1,095	-12.95%	-12.95%	2.39%	—	—
Low Duration Portfolio
December 31, 2017	2,119	10.07	14.25	30,147	0.70%	1.35%	1.34%	—	0.15%
December 31, 2016	2,300	14.06	14.06	32,443	1.37%	1.37%	1.49%	—	—
December 31, 2015	2,296	13.87	13.87	31,840	0.36%	0.36%	3.51%	—	—
December 31, 2014	2,033	13.82	13.82	28,108	0.80%	0.80%	1.13%	—	—
December 31, 2013	2,001	13.71	13.71	27,426	-0.07%	-0.07%	1.45%	—	—
Real Return Portfolio
December 31, 2017	1,662	10.16	16.11	26,705	1.60%	3.67%	2.38%	—	1.30%
December 31, 2016	1,270	15.23	15.54	19,740	3.82%	5.21%	2.30%	—	1.30%
December 31, 2015	1,187	14.67	14.77	17,537	-3.99%	-2.70%	3.85%	—	1.30%
December 31, 2014	1,247	15.18	15.28	18,951	1.80%	3.05%	1.37%	—	1.30%
December 31, 2013	1,168	14.73	15.01	17,207	-10.39%	-9.19%	1.51%	—	1.30%
Short-Term Portfolio
December 31, 2017	1,825	10.15	13.49	24,603	1.14%	2.35%	1.71%	—	1.30%
December 31, 2016	1,476	11.37	13.18	19,446	0.98%	2.41%	1.56%	—	1.30%
December 31, 2015	1,862	11.26	12.87	23,961	-0.18%	1.10%	1.00%	—	1.30%
December 31, 2014	1,211	11.28	12.73	15,415	-0.62%	0.71%	0.70%	—	1.30%
December 31, 2013	1,380	11.35	11.35	17,445	-0.70%	0.56%	0.73%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
PIMCO Variable Insurance Trust: (continued)
Total Return Portfolio
December 31, 2017	6,206	$10.27	$18.56	$115,098	2.70%	4.92%	2.02%	—	1.30%
December 31, 2016	5,635	16.04	17.69	99,907	1.39%	2.67%	2.08%	—	1.30%
December 31, 2015	5,525	15.82	17.23	95,224	-0.88%	0.47%	5.11%	—	1.30%
December 31, 2014	4,763	15.96	17.15	81,701	2.97%	4.26%	2.12%	—	1.30%
December 31, 2013	5,987	15.50	16.45	98,563	-3.25%	-1.97%	2.20%	—	1.30%
Unconstrained Bond Portfolio
December 31, 2017	1,004	10.24	11.77	11,815	2.40%	5.09%	1.72%	—	0.15%
December 31, 2016	912	11.20	11.20	10,214	4.67%	4.67%	1.75%	—	—
December 31, 2015	1,006	10.70	10.70	10,765	-1.65%	-1.65%	3.35%	—	—
December 31, 2014	1,178	10.88	10.88	12,819	3.03%	3.03%	1.05%	—	—
December 31, 2013	1,332	10.56	10.56	14,067	-1.12%	-1.12%	0.57%	—	—
ProFunds VP:
Access VP High Yield Fund
December 31, 2017	49	10.18	16.61	800	1.80%	4.79%	2.32%	—	0.15%
December 31, 2016	68	15.85	15.85	1,072	9.01%	9.01%	2.99%	—	—
December 31, 2015	65	14.54	14.54	944	0.14%	0.14%	1.71%	—	—
December 31, 2014	204	14.52	14.52	2,967	2.33%	2.33%	3.81%	—	—
December 31, 2013	496	14.19	14.19	7,032	10.09%	10.09%	2.37%	—	—
Asia 30 Fund
December 31, 2017	144	11.67	13.06	1,884	16.70%	32.86%	0.00%	—	0.15%
December 31, 2016	65	9.83	9.83	647	0.61%	0.61%	1.10%	—	—
December 31, 2015	252	9.77	9.77	2,463	-9.37%	-9.37%	0.27%	—	—
December 31, 2014	26	10.78	10.78	285	-1.55%	-1.55%	0.04%	—	—
December 31, 2013	46	10.95	10.95	507	15.02%	15.02%	0.06%	—	—
Banks Fund
December 31, 2017	152	11.70	23.10	3,473	17.00%	17.92%	0.30%	—	0.15%
December 31, 2016	88	19.59	19.59	1,730	23.21%	23.21%	0.22%	—	—
December 31, 2015	76	15.90	15.90	1,207	-0.38%	-0.38%	0.19%	—	—
December 31, 2014	148	15.96	15.96	2,361	10.37%	10.37%	0.11%	—	—
December 31, 2013	57	14.46	14.46	825	33.39%	33.39%	0.06%	—	—
Basic Materials Fund
December 31, 2017	140	11.46	16.70	2,332	14.60%	22.97%	0.49%	—	0.15%
December 31, 2016	89	13.58	13.58	1,205	18.50%	18.50%	0.74%	—	—
December 31, 2015	54	11.46	11.46	619	-13.96%	-13.96%	0.55%	—	—
December 31, 2014	34	13.32	13.32	459	1.76%	1.76%	0.74%	—	—
December 31, 2013	80	13.09	13.09	1,053	18.35%	18.35%	0.08%	—	—
Bear Fund
December 31, 2017	254	2.90	8.81	735	-18.08%	-11.90%	0.00%	—	0.15%
December 31, 2016	168	3.54	3.54	593	-13.02%	-13.02%	0.00%	—	—
December 31, 2015	124	4.07	4.07	506	-4.91%	-4.91%	0.00%	—	—
December 31, 2014	45	4.28	4.28	193	-14.23%	-14.23%	0.00%	—	—
December 31, 2013	822	4.99	4.99	4,099	-26.51%	-26.51%	0.00%	—	—
Biotechnology Fund
December 31, 2017	57	11.13	35.19	1,975	11.30%	22.57%	0.00%	—	0.15%
December 31, 2016	33	28.71	28.71	948	-15.48%	-15.48%	0.00%	—	—
December 31, 2015	90	33.97	33.97	3,063	3.28%	3.28%	0.00%	—	—
December 31, 2014	118	32.89	32.89	3,888	29.74%	29.74%	0.00%	—	—
December 31, 2013	98	25.35	25.35	2,483	68.44%	68.44%	0.00%	—	—
Bull Fund
December 31, 2017	917	11.19	22.74	20,859	11.90%	19.37%	0.00%	—	0.15%
December 31, 2016	639	19.05	19.05	12,166	9.67%	9.67%	0.00%	—	—
December 31, 2015	947	17.37	17.37	16,456	-0.46%	-0.46%	0.00%	—	—
December 31, 2014	1,183	17.45	17.45	20,641	11.43%	11.43%	0.00%	—	—
December 31, 2013	888	15.66	15.66	13,906	29.74%	29.74%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
Consumer Goods Fund
December 31, 2017	234	$10.73	$23.03	$5,385	7.30%	15.09%	0.62%	—	0.15%
December 31, 2016	60	20.01	20.01	1,199	3.52%	3.52%	1.28%	—	—
December 31, 2015	109	19.33	19.33	2,109	4.15%	4.15%	0.66%	—	—
December 31, 2014	119	18.56	18.56	2,214	10.21%	10.21%	0.96%	—	—
December 31, 2013	55	16.84	16.84	929	28.45%	28.45%	1.07%	—	—
Consumer Services Fund
December 31, 2017	104	10.81	27.17	2,805	8.10%	18.39%	0.00%	—	0.15%
December 31, 2016	59	22.95	22.95	1,364	4.18%	4.18%	0.00%	—	—
December 31, 2015	84	22.03	22.03	1,849	4.71%	4.71%	0.00%	—	—
December 31, 2014	195	21.04	21.04	4,094	12.45%	12.45%	0.00%	—	—
December 31, 2013	246	18.71	18.71	4,603	39.84%	39.84%	0.20%	—	—
Emerging Markets Fund
December 31, 2017	340	10.48	11.64	3,561	16.40%	33.33%	0.04%	—	0.15%
December 31, 2016	125	7.86	7.86	986	11.02%	11.02%	0.36%	—	—
December 31, 2015	35	7.08	7.08	249	-17.39%	-17.39%	4.10%	—	—
December 31, 2014	75	8.57	8.57	646	-3.49%	-3.49%	0.20%	—	—
December 31, 2013	67	8.88	8.88	598	-6.43%	-6.43%	1.06%	—	—
Europe 30 Fund
December 31, 2017	409	10.91	14.48	5,924	9.10%	19.77%	2.73%	—	0.15%
December 31, 2016	70	12.09	12.09	845	7.75%	7.75%	2.86%	—	—
December 31, 2015	122	11.22	11.22	1,368	-10.88%	-10.88%	8.01%	—	—
December 31, 2014	59	12.59	12.59	744	-8.64%	-8.64%	3.62%	—	—
December 31, 2013	147	13.78	13.78	2,032	21.62%	21.62%	1.14%	—	—
Falling U.S. Dollar Fund
December 31, 2017	9	7.55	10.57	67	5.70%	8.48%	0.00%	—	0.15%
December 31, 2016	7	6.96	6.96	50	-5.82%	-5.82%	0.00%	—	—
December 31, 2015	—	7.39	7.39	3	-9.99%	-9.99%	0.00%	—	—
December 31, 2014	1	8.21	8.21	4	-12.66%	-12.66%	0.00%	—	—
December 31, 2013	—	9.40	9.40	4	-1.98%	-1.98%	0.00%	—	—
Financials Fund
December 31, 2017	367	11.47	21.25	7,764	14.70%	18.19%	0.44%	—	0.15%
December 31, 2016	283	17.98	17.98	5,081	15.33%	15.33%	0.49%	—	—
December 31, 2015	307	15.59	15.59	4,787	-1.52%	-1.52%	0.16%	—	—
December 31, 2014	255	15.83	15.83	4,031	12.91%	12.91%	0.12%	—	—
December 31, 2013	124	14.02	14.02	1,737	32.14%	32.14%	0.30%	—	—
Government Money Market Fund
December 31, 2017	3,770	9.99	10.02	37,752	-0.10%	0.10%	0.02%	—	0.15%
December 31, 2016	3,186	10.01	10.01	31,900	0.00%	0.00%	0.02%	—	—
December 31, 2015	5,542	10.01	10.01	55,479	0.00%	0.00%	0.02%	—	—
December 31, 2014	3,227	10.01	10.01	32,295	0.00%	0.00%	0.02%	—	—
December 31, 2013	2,705	10.01	10.01	27,068	0.10%	0.10%	0.02%	—	—
Health Care Fund
December 31, 2017	110	10.96	27.88	3,056	9.60%	20.95%	0.00%	—	0.15%
December 31, 2016	62	23.05	23.05	1,438	-4.08%	-4.08%	0.00%	—	—
December 31, 2015	179	24.03	24.03	4,300	5.03%	5.03%	0.00%	—	—
December 31, 2014	229	22.88	22.88	5,245	23.68%	23.68%	0.07%	—	—
December 31, 2013	161	18.50	18.50	2,980	39.83%	39.83%	0.37%	—	—
Industrials Fund
December 31, 2017	403	11.48	24.87	9,966	14.80%	22.39%	0.20%	—	0.15%
December 31, 2016	375	20.32	20.32	7,613	17.59%	17.59%	0.22%	—	—
December 31, 2015	64	17.28	17.28	1,101	-3.46%	-3.46%	0.11%	—	—
December 31, 2014	109	17.90	17.90	1,946	5.60%	5.60%	0.22%	—	—
December 31, 2013	268	16.95	16.95	4,535	38.14%	38.14%	0.37%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
International Fund
December 31, 2017	73	$11.07	$14.02	$1,019	10.70%	21.81%	0.00%	—	0.15%
December 31, 2016	18	11.51	11.51	208	-0.95%	-0.95%	0.00%	—	—
December 31, 2015	27	11.62	11.62	318	-3.57%	-3.57%	0.00%	—	—
December 31, 2014	16	12.05	12.05	187	-8.09%	-8.09%	0.00%	—	—
December 31, 2013	88	13.11	13.11	1,147	19.51%	19.51%	0.00%	—	—
Internet Fund
December 31, 2017	82	11.69	30.73	2,491	16.90%	36.03%	0.00%	—	0.15%
December 31, 2016	57	22.59	22.59	1,279	5.51%	5.51%	0.00%	—	—
December 31, 2015	162	21.41	21.41	3,474	20.35%	20.35%	0.00%	—	—
December 31, 2014	28	17.79	17.79	500	1.14%	1.14%	0.00%	—	—
December 31, 2013	50	17.59	17.59	883	51.77%	51.77%	0.00%	—	—
Japan Fund
December 31, 2017	149	11.70	17.55	2,606	17.00%	18.42%	0.00%	—	0.15%
December 31, 2016	153	14.82	14.82	2,265	0.41%	0.41%	0.00%	—	—
December 31, 2015	116	14.76	14.76	1,706	5.81%	5.81%	0.00%	—	—
December 31, 2014	27	13.95	13.95	370	3.26%	3.26%	0.00%	—	—
December 31, 2013	58	13.51	13.51	789	48.30%	48.30%	0.00%	—	—
Large-Cap Growth Fund
December 31, 2017	295	11.33	25.37	7,484	13.30%	25.28%	0.00%	—	0.15%
December 31, 2016	205	20.25	20.25	4,160	5.03%	5.03%	0.04%	—	—
December 31, 2015	222	19.28	19.28	4,277	3.77%	3.77%	0.00%	—	—
December 31, 2014	229	18.58	18.58	4,256	12.95%	12.95%	0.04%	—	—
December 31, 2013	126	16.45	16.45	2,080	30.66%	30.66%	0.09%	—	—
Large-Cap Value Fund
December 31, 2017	60	11.05	21.23	1,267	10.50%	13.41%	0.52%	—	0.15%
December 31, 2016	188	18.72	18.72	3,525	15.41%	15.41%	0.27%	—	—
December 31, 2015	11	16.22	16.22	184	-4.70%	-4.70%	0.43%	—	—
December 31, 2014	52	17.02	17.02	881	10.45%	10.45%	0.69%	—	—
December 31, 2013	170	15.41	15.41	2,613	29.93%	29.93%	0.62%	—	—
Mid-Cap Fund
December 31, 2017	1,258	10.87	21.88	27,535	8.70%	13.43%	0.00%	—	0.15%
December 31, 2016	1,503	19.29	19.29	28,998	18.20%	18.20%	0.00%	—	—
December 31, 2015	1,237	16.32	16.32	20,185	-4.45%	-4.45%	0.00%	—	—
December 31, 2014	675	17.08	17.08	11,532	7.62%	7.62%	0.00%	—	—
December 31, 2013	616	15.87	15.87	9,772	30.83%	30.83%	0.00%	—	—
Mid-Cap Growth Fund
December 31, 2017	42	11.07	23.58	999	10.70%	18.31%	0.00%	—	0.15%
December 31, 2016	26	19.93	19.93	510	12.85%	12.85%	0.00%	—	—
December 31, 2015	208	17.66	17.66	3,679	0.28%	0.28%	0.00%	—	—
December 31, 2014	39	17.61	17.61	693	5.89%	5.89%	0.00%	—	—
December 31, 2013	129	16.63	16.63	2,139	30.53%	30.53%	0.00%	—	—
Mid-Cap Value Fund
December 31, 2017	26	10.80	21.91	579	8.00%	10.60%	0.18%	—	0.15%
December 31, 2016	257	19.81	19.81	5,082	24.36%	24.36%	0.11%	—	—
December 31, 2015	135	15.93	15.93	2,147	-8.24%	-8.24%	0.08%	—	—
December 31, 2014	52	17.36	17.36	898	10.22%	10.22%	0.10%	—	—
December 31, 2013	55	15.75	15.75	860	32.13%	32.13%	0.39%	—	—
NASDAQ-100 Fund
December 31, 2017	436	11.29	30.13	12,884	12.90%	30.38%	0.00%	—	0.15%
December 31, 2016	527	23.11	23.11	12,174	5.24%	5.24%	0.00%	—	—
December 31, 2015	571	21.96	21.96	12,534	7.44%	7.44%	0.00%	—	—
December 31, 2014	481	20.44	20.44	9,823	17.00%	17.00%	0.00%	—	—
December 31, 2013	328	17.47	17.47	5,732	34.28%	34.28%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
Oil & Gas Fund
December 31, 2017	168	$10.80	$12.09	$2,025	-3.20%	8.00%	0.75%	—	0.15%
December 31, 2016	372	12.49	12.49	4,651	24.16%	24.16%	1.37%	—	—
December 31, 2015	97	10.06	10.06	973	-23.32%	-23.32%	0.99%	—	—
December 31, 2014	53	13.12	13.12	695	-10.87%	-10.87%	0.38%	—	—
December 31, 2013	71	14.72	14.72	1,046	24.01%	24.01%	0.32%	—	—
Pharmaceuticals Fund
December 31, 2017	32	10.37	23.24	747	3.70%	10.35%	1.56%	—	0.15%
December 31, 2016	23	21.06	21.06	487	-3.75%	-3.75%	0.90%	—	—
December 31, 2015	41	21.88	21.88	897	4.44%	4.44%	0.55%	—	—
December 31, 2014	78	20.95	20.95	1,640	19.37%	19.37%	0.23%	—	—
December 31, 2013	23	17.55	17.55	410	31.66%	31.66%	4.65%	—	—
Precious Metals Fund
December 31, 2017	204	4.45	10.28	908	2.80%	5.20%	0.00%	—	0.15%
December 31, 2016	219	4.23	4.23	926	56.09%	56.09%	0.00%	—	—
December 31, 2015	168	2.71	2.71	455	-32.92%	-32.92%	0.00%	—	—
December 31, 2014	120	4.04	4.04	484	-23.92%	-23.92%	0.00%	—	—
December 31, 2013	294	5.31	5.31	1,559	-37.89%	-37.89%	0.00%	—	—
Real Estate Fund
December 31, 2017	34	10.39	18.95	636	3.90%	8.04%	1.02%	—	0.15%
December 31, 2016	27	17.54	17.54	475	5.73%	5.73%	1.56%	—	—
December 31, 2015	76	16.59	16.59	1,262	0.30%	0.30%	0.70%	—	—
December 31, 2014	164	16.54	16.54	2,708	25.02%	25.02%	1.52%	—	—
December 31, 2013	35	13.23	13.23	457	0.15%	0.15%	0.89%	—	—
Rising Rates Opportunity Fund
December 31, 2017	181	3.45	9.08	625	-11.99%	-9.20%	0.00%	—	0.15%
December 31, 2016	404	3.92	3.92	1,584	-5.08%	-5.08%	0.00%	—	—
December 31, 2015	260	4.13	4.13	1,073	-1.67%	-1.67%	0.00%	—	—
December 31, 2014	107	4.20	4.20	448	-30.23%	-30.23%	0.00%	—	—
December 31, 2013	252	6.02	6.02	1,518	16.44%	16.44%	0.00%	—	—
Semiconductor Fund
December 31, 2017	56	12.60	29.39	1,616	26.00%	35.56%	0.16%	—	0.15%
December 31, 2016	47	21.68	21.68	1,009	27.68%	27.68%	0.16%	—	—
December 31, 2015	74	16.98	16.98	1,249	-2.86%	-2.86%	0.35%	—	—
December 31, 2014	54	17.48	17.48	946	34.57%	34.57%	0.03%	—	—
December 31, 2013	3	12.99	12.99	37	33.37%	33.37%	0.19%	—	—
Short Emerging Markets Fund
December 31, 2017	27	5.98	8.37	162	-27.78%	-16.30%	0.00%	—	0.15%
December 31, 2016	37	8.28	8.28	307	-16.28%	-16.28%	0.00%	—	—
December 31, 2015	322	9.89	9.89	3,184	11.50%	11.50%	0.00%	—	—
December 31, 2014	7	8.87	8.87	66	-2.85%	-2.85%	0.00%	—	—
December 31, 2013	4	9.13	9.13	39	-0.22%	-0.22%	0.00%	—	—
Short International Fund
December 31, 2017	12	4.64	8.84	56	-20.55%	-11.60%	0.00%	—	0.15%
December 31, 2016	2	5.84	5.84	13	-5.96%	-5.96%	0.00%	—	—
December 31, 2015	55	6.21	6.21	343	-3.72%	-3.72%	0.00%	—	—
December 31, 2014	25	6.45	6.45	163	2.71%	2.71%	0.00%	—	—
December 31, 2013	13	6.28	6.28	79	-21.01%	-21.01%	0.00%	—	—
Short Mid-Cap Fund
December 31, 2017	13	2.92	9.00	38	-14.87%	-10.00%	0.00%	—	0.15%
December 31, 2016	1	3.43	3.43	2	-20.23%	-20.23%	0.00%	—	—
December 31, 2015	7	4.30	4.30	30	-1.83%	-1.83%	0.00%	—	—
December 31, 2014	3	4.38	4.38	15	-12.40%	-12.40%	0.00%	—	—
December 31, 2013	—	5.00	5.00	—	-27.64%	-27.64%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
Short NASDAQ-100 Fund
December 31, 2017	32	$2.08	$8.69	$67	-25.45%	-13.10%	0.00%	—	0.15%
December 31, 2016	54	2.79	2.79	150	-10.00%	-10.00%	0.00%	—	—
December 31, 2015	30	3.10	3.10	92	-12.92%	-12.92%	0.00%	—	—
December 31, 2014	35	3.56	3.56	126	-19.46%	-19.46%	0.00%	—	—
December 31, 2013	8	4.42	4.42	36	-29.39%	-29.39%	0.00%	—	—
Short Small-Cap Fund
December 31, 2017	27	2.59	9.01	70	-14.24%	-9.90%	0.00%	—	0.15%
December 31, 2016	39	3.02	3.02	118	-21.56%	-21.56%	0.00%	—	—
December 31, 2015	13	3.85	3.85	50	-0.77%	-0.77%	0.00%	—	—
December 31, 2014	9	3.88	3.88	35	-9.13%	-9.13%	0.00%	—	—
December 31, 2013	6	4.27	4.27	27	-31.35%	-31.35%	0.00%	—	—
Small Cap Fund
December 31, 2017	340	10.85	20.75	7,062	8.50%	12.41%	0.00%	—	0.15%
December 31, 2016	502	18.46	18.46	9,268	19.71%	19.71%	0.00%	—	—
December 31, 2015	301	15.42	15.42	4,650	-6.20%	-6.20%	0.00%	—	—
December 31, 2014	354	16.44	16.44	5,825	2.43%	2.43%	0.00%	—	—
December 31, 2013	205	16.05	16.05	3,293	37.18%	37.18%	0.00%	—	—
Small-Cap Growth Fund
December 31, 2017	83	10.87	25.19	2,078	8.70%	12.96%	0.00%	—	0.15%
December 31, 2016	154	22.30	22.30	3,425	20.22%	20.22%	0.00%	—	—
December 31, 2015	101	18.55	18.55	1,865	1.20%	1.20%	0.00%	—	—
December 31, 2014	51	18.33	18.33	931	2.17%	2.17%	0.00%	—	—
December 31, 2013	84	17.94	17.94	1,502	40.38%	40.38%	0.00%	—	—
Small-Cap Value Fund
December 31, 2017	138	10.98	22.04	3,039	9.71%	9.80%	0.02%	—	0.15%
December 31, 2016	565	20.09	20.09	11,339	28.78%	28.78%	0.00%	—	—
December 31, 2015	101	15.60	15.60	1,574	-8.29%	-8.29%	0.00%	—	—
December 31, 2014	305	17.01	17.01	5,180	5.85%	5.85%	0.00%	—	—
December 31, 2013	111	16.07	16.07	1,779	37.70%	37.70%	0.36%	—	—
Technology Fund
December 31, 2017	109	11.64	26.80	2,933	16.40%	35.15%	0.04%	—	0.15%
December 31, 2016	73	19.83	19.83	1,448	12.35%	12.35%	0.00%	—	—
December 31, 2015	95	17.65	17.65	1,675	2.38%	2.38%	0.00%	—	—
December 31, 2014	186	17.24	17.24	3,212	18.16%	18.16%	0.00%	—	—
December 31, 2013	71	14.59	14.59	1,030	25.13%	25.13%	0.00%	—	—
Telecommunications Fund
December 31, 2017	41	10.54	17.05	702	-2.12%	5.40%	4.36%	—	0.15%
December 31, 2016	45	17.42	17.42	791	21.65%	21.65%	1.25%	—	—
December 31, 2015	8	14.32	14.32	109	1.56%	1.56%	5.69%	—	—
December 31, 2014	22	14.10	14.10	306	0.50%	0.50%	2.86%	—	—
December 31, 2013	20	14.03	14.03	280	12.15%	12.15%	6.90%	—	—
U.S. Government Plus Fund
December 31, 2017	124	10.76	17.47	2,165	7.60%	9.46%	0.43%	—	0.15%
December 31, 2016	179	15.96	15.96	2,858	-0.31%	-0.31%	0.00%	—	—
December 31, 2015	161	16.01	16.01	2,569	-5.60%	-5.60%	0.00%	—	—
December 31, 2014	146	16.96	16.96	2,480	36.33%	36.33%	0.17%	—	—
December 31, 2013	4	12.44	12.44	53	-19.12%	-19.12%	0.10%	—	—
UltraBull Fund
December 31, 2017	70	12.45	45.03	2,984	24.50%	41.03%	0.00%	—	0.15%
December 31, 2016	82	31.93	31.93	2,611	18.61%	18.61%	0.00%	—	—
December 31, 2015	28	26.92	26.92	743	-2.89%	-2.89%	0.00%	—	—
December 31, 2014	92	27.72	27.72	2,555	23.20%	23.20%	0.00%	—	—
December 31, 2013	30	22.50	22.50	665	68.04%	68.04%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
UltraMid-Cap Fund
December 31, 2017	48	$11.84	$42.85	$2,045	18.40%	28.83%	0.00%	—	0.15%
December 31, 2016	63	33.26	33.26	2,081	37.95%	37.95%	0.00%	—	—
December 31, 2015	13	24.11	24.11	308	-9.16%	-9.16%	0.00%	—	—
December 31, 2014	36	26.54	26.54	955	15.34%	15.34%	0.00%	—	—
December 31, 2013	48	23.01	23.01	1,108	70.57%	70.57%	0.00%	—	—
UltraNASDAQ-100 Fund
December 31, 2017	480	12.65	79.03	36,437	26.50%	68.33%	0.00%	—	0.15%
December 31, 2016	311	46.95	46.95	14,597	8.63%	8.63%	0.00%	—	—
December 31, 2015	40	43.22	43.22	1,714	13.59%	13.59%	0.00%	—	—
December 31, 2014	40	38.05	38.05	1,518	35.84%	35.84%	0.00%	—	—
December 31, 2013	40	28.01	28.01	1,117	79.09%	79.09%	0.00%	—	—
UltraShort NASDAQ-100 Fund
December 31, 2017	197	0.49	7.47	97	-45.56%	-25.30%	0.00%	—	0.15%
December 31, 2016	550	0.90	0.90	492	-19.64%	-19.64%	0.00%	—	—
December 31, 2015	163	1.12	1.12	182	-26.32%	-26.32%	0.00%	—	—
December 31, 2014	12	1.52	1.52	19	-35.86%	-35.86%	0.00%	—	—
December 31, 2013	85	2.37	2.37	201	-48.59%	-48.59%	0.00%	—	—
UltraSmall-Cap Fund
December 31, 2017	196	11.73	35.89	7,020	17.30%	25.18%	0.00%	—	0.15%
December 31, 2016	59	28.67	28.67	1,698	39.58%	39.58%	0.00%	—	—
December 31, 2015	26	20.54	20.54	534	-12.97%	-12.97%	0.00%	—	—
December 31, 2014	37	23.60	23.60	863	5.36%	5.36%	0.00%	—	—
December 31, 2013	39	22.40	22.40	882	86.67%	86.67%	0.00%	—	—
Utilities Fund
December 31, 2017	108	10.43	21.18	2,295	4.30%	10.60%	1.90%	—	0.15%
December 31, 2016	121	19.15	19.15	2,325	15.08%	15.08%	1.72%	—	—
December 31, 2015	65	16.64	16.64	1,083	-6.41%	-6.41%	1.72%	—	—
December 31, 2014	231	17.78	17.78	4,100	25.92%	25.92%	2.41%	—	—
December 31, 2013	29	14.12	14.12	403	13.32%	13.32%	3.33%	—	—
Putnam Variable Trust:
Absolute Return 500 Fund
December 31, 2017	157	10.42	11.62	1,823	4.20%	7.00%	0.00%	—	0.15%
December 31, 2016	125	10.86	10.86	1,357	0.74%	0.74%	5.33%	—	—
December 31, 2015	308	10.78	10.78	3,322	-0.55%	-0.55%	0.04%	—	—
December 31, 2014	64	10.84	10.84	691	3.83%	3.83%	0.00%	—	—
December 31, 2013	34	10.44	10.44	351	4.09%	4.09%	0.00%	—	—
American Government Income Fund
December 31, 2017	190	10.07	11.30	2,142	0.70%	1.99%	1.90%	—	0.15%
December 31, 2016	101	11.08	11.08	1,114	0.18%	0.18%	1.72%	—	—
December 31, 2015	129	11.06	11.06	1,426	-0.63%	-0.63%	2.47%	—	—
December 31, 2014	544	11.13	11.13	6,052	4.31%	4.31%	2.85%	—	—
December 31, 2013	82	10.67	10.67	880	-0.47%	-0.47%	0.94%	—	—
Diversified Income Fund
December 31, 2017	394	10.38	12.93	5,100	3.80%	7.13%	5.85%	—	0.15%
December 31, 2016	197	12.07	12.07	2,381	5.41%	5.41%	7.37%	—	—
December 31, 2015	371	11.45	11.45	4,248	-2.39%	-2.39%	7.36%	—	—
December 31, 2014	365	11.73	11.73	4,285	0.34%	0.34%	5.02%	—	—
December 31, 2013	767	11.69	11.69	8,960	7.84%	7.84%	4.29%	—	—
Equity Income Fund
December 31, 2017	429	11.35	24.97	10,694	13.50%	18.79%	1.52%	—	0.15%
December 31, 2016	248	21.02	21.02	5,205	13.62%	13.62%	2.22%	—	—
December 31, 2015	315	18.50	18.50	5,832	-3.04%	-3.04%	1.39%	—	—
December 31, 2014	206	19.08	19.08	3,926	12.70%	12.70%	1.17%	—	—
December 31, 2013	193	16.93	16.93	3,268	32.37%	32.37%	0.95%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Putnam Variable Trust: (continued)
High Yield Fund
December 31, 2017	322	$10.36	$15.33	$4,917	3.60%	6.98%	1.98%	—	0.15%
December 31, 2016	1,230	14.33	14.33	17,621	15.56%	15.56%	11.91%	—	—
December 31, 2015	84	12.40	12.40	1,043	-5.34%	-5.34%	12.58%	—	—
December 31, 2014	106	13.10	13.10	1,382	1.55%	1.55%	7.24%	—	—
December 31, 2013	1,094	12.90	12.90	14,105	7.86%	7.86%	4.33%	—	—
Income Fund
December 31, 2017	910	10.26	13.43	12,210	2.60%	5.58%	4.37%	—	0.15%
December 31, 2016	604	12.72	12.72	7,683	2.00%	2.00%	4.17%	—	—
December 31, 2015	612	12.47	12.47	7,631	-1.42%	-1.42%	6.06%	—	—
December 31, 2014	502	12.65	12.65	6,354	6.39%	6.39%	6.15%	—	—
December 31, 2013	97	11.89	11.89	1,150	1.89%	1.89%	4.44%	—	—
Redwood Investment Management, LLC:
VIT Managed Volatility Portfolio – Class I
December 31, 2017	988	10.42	11.50	11,361	4.20%	7.98%	6.42%	—	0.15%
December 31, 2016	1,168	10.65	10.65	12,441	12.58%	12.58%	1.09%	—	—
December 31, 2015	2,025	9.46	9.46	19,156	-5.40%	-5.40%	0.06%	—	—
Inception February 9, 2015			10.00	10.00
VIT Managed Volatility Portfolio – Class N
December 31, 2017	874	10.38	11.19	9,779	3.80%	7.49%	6.78%	—	0.15%
December 31, 2016	599	10.41	10.41	6,234	12.06%	12.06%	1.04%	—	—
December 31, 2015	546	9.29	9.29	5,072	-5.88%	-5.88%	0.00%	—	—
December 31, 2014	770	9.87	9.87	7,595	-1.30%	-1.30%	0.00%	—	—
Inception October 31, 2014			10.00	10.00
Royce Capital Fund:
Micro-Cap Portfolio
December 31, 2017	128	10.53	27.90	2,738	3.83%	5.30%	0.60%	—	1.30%
December 31, 2016	222	20.81	26.87	4,631	18.16%	19.67%	1.34%	—	1.30%
December 31, 2015	124	17.39	22.74	2,163	-13.60%	-12.44%	0.00%	—	1.30%
December 31, 2014	147	19.86	26.32	2,920	-4.81%	-3.59%	0.00%	—	1.30%
December 31, 2013	174	20.60	27.65	3,594	19.39%	21.03%	0.51%	—	1.30%
Small-Cap Portfolio
December 31, 2017	371	10.77	35.99	9,553	4.02%	7.70%	1.01%	—	1.30%
December 31, 2016	387	24.42	34.60	9,464	19.39%	20.95%	2.06%	—	1.30%
December 31, 2015	350	20.19	28.98	7,070	-12.95%	-11.80%	0.74%	—	1.30%
December 31, 2014	366	22.89	33.29	8,386	1.93%	3.25%	0.12%	—	1.30%
December 31, 2013	445	22.17	32.66	9,877	32.98%	34.69%	1.17%	—	1.30%
Russell Investment Funds:
Balanced Strategy Fund
December 31, 2017	52	14.49	14.49	755	11.98%	11.98%	2.36%	—	—
December 31, 2016	62	12.94	12.94	799	9.01%	9.01%	3.31%	—	—
December 31, 2015	65	11.87	11.87	770	-2.30%	-2.30%	2.14%	—	—
December 31, 2014	65	12.15	12.15	791	4.65%	4.65%	2.93%	—	—
December 31, 2013	68	11.61	11.61	793	12.39%	12.39%	1.79%	—	—
Equity Growth Strategy Fund
December 31, 2017	16	15.43	15.43	250	17.61%	17.61%	3.30%	—	—
December 31, 2016	17	13.12	13.12	225	10.81%	10.81%	2.93%	—	—
December 31, 2015	17	11.84	11.84	205	-3.90%	-3.90%	1.50%	—	—
December 31, 2014	17	12.32	12.32	215	3.53%	3.53%	2.52%	—	—
December 31, 2013	29	11.90	11.90	343	19.84%	19.84%	2.55%	—	—
Global Real Estate Securities Fund
December 31, 2017	44	15.09	15.09	659	11.86%	11.86%	3.23%	—	—
December 31, 2016	67	13.49	13.49	899	2.98%	2.98%	4.01%	—	—
December 31, 2015	125	13.10	13.10	1,642	0.23%	0.23%	1.62%	—	—
December 31, 2014	158	13.07	13.07	2,063	14.75%	14.75%	3.18%	—	—
December 31, 2013	186	11.39	11.39	2,115	3.64%	3.64%	3.88%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Russell Investment Funds: (continued)
International Developed Markets Fund
December 31, 2017	9	$13.97	$13.97	$125	24.96%	24.96%	2.56%	—	—
December 31, 2016	11	11.18	11.18	123	2.38%	2.38%	3.07%	—	—
December 31, 2015	13	10.92	10.92	144	-1.36%	-1.36%	1.15%	—	—
December 31, 2014	14	11.07	11.07	152	-4.40%	-4.40%	1.95%	—	—
December 31, 2013	16	11.58	11.58	185	21.89%	21.89%	1.71%	—	—
Moderate Strategy Fund
December 31, 2017	26	13.76	13.76	356	9.90%	9.90%	2.22%	—	—
December 31, 2016	26	12.52	12.52	325	7.75%	7.75%	3.79%	—	—
December 31, 2015	26	11.62	11.62	303	-1.78%	-1.78%	2.51%	—	—
December 31, 2014	26	11.83	11.83	310	4.88%	4.88%	2.46%	—	—
December 31, 2013	41	11.28	11.28	457	6.82%	6.82%	1.85%	—	—
Strategic Bond Fund
December 31, 2017	22	12.31	12.31	276	3.88%	3.88%	1.33%	—	—
December 31, 2016	29	11.85	11.85	348	3.04%	3.04%	1.59%	—	—
December 31, 2015	35	11.50	11.50	403	-0.09%	-0.09%	2.39%	—	—
December 31, 2014	35	11.51	11.51	405	5.40%	5.40%	1.57%	—	—
December 31, 2013	39	10.92	10.92	430	-1.44%	-1.44%	1.47%	—	—
U.S. Small Cap Equity Fund
December 31, 2017	1	18.18	18.18	23	15.50%	15.50%	0.18%	—	—
December 31, 2016	1	15.74	15.74	24	18.61%	18.61%	0.84%	—	—
December 31, 2015	2	13.27	13.27	20	-7.14%	-7.14%	0.66%	—	—
December 31, 2014	2	14.29	14.29	22	1.56%	1.56%	0.25%	—	—
December 31, 2013	2	14.07	14.07	22	40.00%	40.00%	0.40%	—	—
U.S. Strategic Equity Fund
December 31, 2017	10	21.05	21.05	210	20.84%	20.84%	1.01%	—	—
December 31, 2016	12	17.42	17.42	210	10.60%	10.60%	1.03%	—	—
December 31, 2015	12	15.75	15.75	192	1.09%	1.09%	0.81%	—	—
December 31, 2014	12	15.58	15.58	192	11.68%	11.68%	1.19%	—	—
December 31, 2013	13	13.95	13.95	186	32.98%	32.98%	0.55%	—	—
SEI Insurance Products Trust:
Balanced Strategy Fund
December 31, 2017	61	10.68	12.17	746	6.80%	11.55%	1.93%	—	0.15%
December 31, 2016	38	10.91	10.91	413	7.17%	7.17%	4.59%	—	—
December 31, 2015	9	10.18	10.18	92	-3.14%	-3.14%	0.98%	—	—
December 31, 2014	30	10.51	10.51	317	4.06%	4.06%	4.62%	—	—
December 31, 2013	—	10.10	10.10	—	0.70%	0.70%	0.00%	—	—
Inception November 15, 2013	—	10.03	10.03	—
Conservative Strategy Fund
December 31, 2017	121	10.27	11.29	1,366	2.70%	5.12%	1.87%	—	0.15%
December 31, 2016	139	10.74	10.74	1,491	3.97%	3.97%	1.51%	—	—
December 31, 2015	135	10.33	10.33	1,392	-0.29%	-0.29%	2.09%	—	—
December 31, 2014	54	10.36	10.36	562	3.39%	3.39%	2.52%	—	—
December 31, 2013	3	10.02	10.02	26	0.10%	0.10%	0.00%	—	—
Inception November 15, 2013	—	10.01	10.01	—
Defensive Strategy Fund
December 31, 2017	98	10.14	10.63	1,046	1.40%	2.61%	2.03%	—	0.15%
December 31, 2016	92	10.36	10.36	955	2.37%	2.37%	0.97%	—	—
December 31, 2015	44	10.12	10.12	444	-0.30%	-0.30%	0.96%	—	—
December 31, 2014	40	10.15	10.15	405	1.50%	1.50%	1.35%	—	—
December 31, 2013	—	10.00	10.00	—	0.00%	0.00%	0.00%	—	—
Inception November 15, 2013	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
SEI Insurance Products Trust: (continued)
Market Growth Strategy Fund
December 31, 2017	210	$10.83	$12.53	$2,633	8.30%	14.12%	1.78%	—	0.15%
December 31, 2016	186	10.98	10.98	2,045	7.65%	7.65%	2.11%	—	—
December 31, 2015	255	10.20	10.20	2,603	-3.41%	-3.41%	1.44%	—	—
December 31, 2014	223	10.56	10.56	2,352	4.14%	4.14%	7.07%	—	—
December 31, 2013	1	10.14	10.14	15	1.10%	1.10%	0.00%	—	—
Inception November 15, 2013	—	10.03	10.03	—
Market Plus Strategy Fund
December 31, 2017	78	11.09	13.25	1,032	10.90%	18.62%	1.67%	—	0.15%
December 31, 2016	76	11.17	11.17	848	8.45%	8.45%	1.76%	—	—
December 31, 2015	136	10.30	10.30	1,396	-3.56%	-3.56%	1.87%	—	—
December 31, 2014	58	10.68	10.68	623	4.60%	4.60%	13.85%	—	—
December 31, 2013	1	10.21	10.21	8	1.69%	1.69%	0.00%	—	—
Inception November 15, 2013	—	10.04	10.04	—
Moderate Strategy Fund
December 31, 2017	174	10.47	12.04	2,090	4.70%	8.27%	2.21%	—	0.15%
December 31, 2016	130	11.12	11.12	1,444	6.21%	6.21%	2.22%	—	—
December 31, 2015	138	10.47	10.47	1,442	-1.04%	-1.04%	1.95%	—	—
December 31, 2014	112	10.58	10.58	1,188	5.38%	5.38%	7.68%	—	—
December 31, 2013	—	10.04	10.04	—	0.20%	0.20%	0.00%	—	—
Inception November 15, 2013	—	10.02	10.02	—
T. Rowe Price Equity Series, Inc:
Blue Chip Growth Portfolio II
December 31, 2017	1,723	11.79	31.18	53,561	17.90%	35.86%	0.00%	—	0.15%
December 31, 2016	1,451	22.95	22.95	33,303	0.53%	0.53%	0.00%	—	—
December 31, 2015	1,474	22.83	22.83	33,663	10.77%	10.77%	0.00%	—	—
December 31, 2014	1,029	20.61	20.61	21,194	8.87%	8.87%	0.00%	—	—
December 31, 2013	844	18.93	18.93	15,972	40.85%	40.85%	0.00%	—	—
Equity Income Portfolio II
December 31, 2017	691	11.16	21.43	14,794	11.60%	15.71%	1.50%	—	0.15%
December 31, 2016	820	18.52	18.52	15,197	18.87%	18.87%	2.13%	—	—
December 31, 2015	744	15.58	15.58	11,608	-7.10%	-7.10%	1.55%	—	—
December 31, 2014	913	16.77	16.77	15,305	7.09%	7.09%	1.53%	—	—
December 31, 2013	816	15.66	15.66	12,770	29.42%	29.42%	1.35%	—	—
Health Sciences Portfolio II
December 31, 2017	387	11.12	49.52	18,197	11.20%	27.30%	0.00%	—	0.15%
December 31, 2016	388	38.90	38.90	15,094	-10.72%	-10.72%	0.00%	—	—
December 31, 2015	674	43.57	43.57	29,373	12.47%	12.47%	0.00%	—	—
December 31, 2014	524	38.74	38.74	20,290	31.23%	31.23%	0.00%	—	—
December 31, 2013	363	29.52	29.52	10,711	50.54%	50.54%	0.00%	—	—
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II
December 31, 2017	564	10.01	12.27	6,911	0.10%	0.82%	1.22%	—	0.15%
December 31, 2016	767	12.17	12.17	9,338	1.16%	1.16%	1.11%	—	—
December 31, 2015	856	12.03	12.03	10,294	0.08%	0.08%	0.89%	—	—
December 31, 2014	633	12.02	12.02	7,609	0.33%	0.33%	0.98%	—	—
December 31, 2013	347	11.98	11.98	4,162	-0.08%	-0.08%	1.25%	—	—
Third Avenue Variable Series Trust:
Value Portfolio
December 31, 2017	129	10.71	23.44	2,325	7.10%	13.55%	0.60%	—	1.30%
December 31, 2016	280	15.87	20.91	4,445	10.81%	12.23%	0.92%	—	1.30%
December 31, 2015	268	14.14	18.87	3,792	-10.10%	-8.89%	3.20%	—	1.30%
December 31, 2014	362	15.52	20.99	5,622	3.04%	4.37%	3.20%	—	1.30%
December 31, 2013	286	14.87	20.37	4,258	17.47%	18.96%	3.14%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Timothy Plan Variable Series:
Conservative Growth Portfolio
December 31, 2017	86	$10.59	$14.35	$1,235	5.90%	9.29%	0.31%	—	0.15%
December 31, 2016	173	13.13	13.13	2,265	5.89%	5.89%	0.71%	—	—
December 31, 2015	219	12.40	12.40	2,722	-2.90%	-2.90%	1.40%	—	—
December 31, 2014	194	12.77	12.77	2,479	2.57%	2.57%	2.81%	—	—
December 31, 2013	146	12.45	12.45	1,820	10.08%	10.08%	1.22%	—	—
Timothy Plan Variable Series:
Strategic Growth Portfolio
December 31, 2017	145	10.80	15.40	2,230	8.00%	12.08%	0.38%	—	0.15%
December 31, 2016	174	13.74	13.74	2,387	5.53%	5.53%	0.38%	—	—
December 31, 2015	177	13.02	13.02	2,310	-3.77%	-3.77%	0.65%	—	—
December 31, 2014	407	13.53	13.53	5,505	1.58%	1.58%	2.39%	—	—
December 31, 2013	115	13.32	13.32	1,538	18.19%	18.19%	0.92%	—	—
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund
December 31, 2017	788	8.86	9.89	6,923	-1.10%	-0.34%	2.12%	—	0.15%
December 31, 2016	752	8.89	8.89	6,687	40.22%	40.22%	1.37%	—	—
December 31, 2015	358	6.34	6.34	2,270	-36.85%	-36.85%	0.29%	—	—
December 31, 2014	177	10.04	10.04	1,773	-0.30%	-0.30%	0.00%	—	—
Inception May 1, 2014		10.07	10.07
VanEck VIP Trust:
Emerging Markets Fund
December 31, 2017	990	12.63	33.24	32,370	26.30%	51.02%	0.33%	—	1.30%
December 31, 2016	688	19.96	22.01	15,148	-1.14%	0.09%	0.43%	—	1.30%
December 31, 2015	636	20.19	21.99	13,994	-15.13%	-14.00%	0.51%	—	1.30%
December 31, 2014	535	23.79	25.57	13,668	-1.69%	-0.39%	0.45%	—	1.30%
December 31, 2013	443	24.20	25.67	11,373	10.55%	12.00%	1.29%	—	1.30%
Global Gold Fund
December 31, 2017	425	9.10	10.88	3,870	8.80%	12.76%	5.15%	—	0.15%
December 31, 2016	466	8.07	8.07	3,769	48.07%	48.07%	0.17%	—	—
December 31, 2015	152	5.45	5.45	830	-24.20%	-24.20%	0.00%	—	—
December 31, 2014	122	7.19	7.19	880	-6.01%	-6.01%	0.30%	—	—
December 31, 2013	86	7.65	7.65	660	-21.70%	-21.70%	0.00%	—	—
Inception May 1, 2013	—	9.77	9.77	—
Global Hard Assets Fund
December 31, 2017	185	10.81	25.70	3,918	-2.95%	8.10%	0.00%	—	1.30%
December 31, 2016	263	21.56	26.48	5,661	41.83%	43.73%	0.31%	—	1.30%
December 31, 2015	166	15.00	18.67	2,492	-34.31%	-33.45%	0.02%	—	1.30%
December 31, 2014	173	22.54	28.42	3,892	-20.15%	-19.10%	0.08%	—	1.30%
December 31, 2013	182	27.86	35.59	5,084	9.10%	10.56%	0.70%	—	1.30%
Unconstrained Emerging Markets Bond Fund
December 31, 2017	97	10.58	17.21	1,414	5.80%	12.29%	1.37%	—	1.30%
December 31, 2016	63	13.02	15.54	827	5.07%	6.37%	0.00%	—	1.30%
December 31, 2015	73	12.24	14.79	888	-14.21%	-13.07%	6.37%	—	1.30%
December 31, 2014	70	14.08	17.24	989	0.88%	2.18%	2.64%	—	1.30%
December 31, 2013	54	13.78	17.09	746	-10.34%	-9.16%	2.70%	—	1.30%
Vanguard Variable Insurance Fund:
Balanced Portfolio
December 31, 2017	5,617	10.97	20.98	86,269	9.70%	14.71%	2.09%	—	0.50%
December 31, 2016	3,633	12.10	18.29	51,454	10.60%	10.98%	2.28%	—	0.35%
December 31, 2015	2,640	10.94	16.48	35,258	-0.27%	0.12%	2.09%	—	0.35%
December 31, 2014	1,721	10.97	16.46	24,872	9.81%	9.92%	2.01%	—	0.35%
December 31, 2013	905	14.99	14.99	13,564	19.92%	19.92%	2.20%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Vanguard Variable Insurance Fund: (continued)
Capital Growth Portfolio
December 31, 2017	1,749	$11.68	$29.41	$33,817	16.80%	28.82%	0.95%	—	0.50%
December 31, 2016	995	13.38	22.83	16,260	10.49%	10.83%	1.12%	—	0.35%
December 31, 2015	844	12.11	20.60	12,997	2.19%	2.64%	1.00%	—	0.35%
December 31, 2014	623	11.85	20.07	10,798	18.41%	18.50%	0.83%	—	0.35%
December 31, 2013	377	16.95	16.95	6,382	38.48%	38.48%	0.93%	—	—
Diversified Value Portfolio
December 31, 2017	1,047	10.85	20.51	16,048	8.50%	13.13%	3.04%	—	0.50%
December 31, 2016	1,109	12.04	18.13	15,648	12.52%	12.96%	2.57%	—	0.35%
December 31, 2015	987	10.70	16.05	12,848	-2.82%	-2.43%	2.09%	—	0.35%
December 31, 2014	598	11.01	16.45	8,904	9.81%	9.88%	1.98%	—	0.35%
December 31, 2013	401	14.98	14.98	6,011	29.36%	29.36%	1.82%	—	—
Equity Income Portfolio
December 31, 2017	4,099	11.28	29.09	80,413	12.80%	18.25%	2.30%	—	0.50%
December 31, 2016	3,292	12.83	24.60	57,979	14.66%	15.06%	2.41%	—	0.35%
December 31, 2015	2,428	11.19	21.38	41,903	0.54%	0.85%	2.49%	—	0.35%
December 31, 2014	1,893	11.13	21.20	36,162	11.40%	11.41%	2.23%	—	0.35%
December 31, 2013	1,482	19.03	19.03	28,196	30.08%	30.08%	1.55%	—	—
Equity Index Portfolio
December 31, 2017	7,627	11.30	23.56	128,915	13.00%	21.69%	1.56%	—	0.50%
December 31, 2016	5,123	12.77	19.36	73,598	11.43%	11.78%	1.91%	—	0.35%
December 31, 2015	3,432	11.46	17.32	46,133	0.97%	1.29%	1.58%	—	0.35%
December 31, 2014	2,201	11.35	17.10	32,130	13.47%	13.50%	1.27%	—	0.35%
December 31, 2013	870	15.07	15.07	13,116	32.19%	32.19%	1.49%	—	—
Growth Portfolio
December 31, 2017	1,926	11.63	28.85	34,350	16.30%	30.90%	0.45%	—	0.50%
December 31, 2016	1,353	12.10	22.04	19,100	-1.39%	-1.08%	0.51%	—	0.35%
December 31, 2015	1,252	12.27	22.28	17,795	7.54%	8.00%	0.42%	—	0.35%
December 31, 2014	451	11.41	20.63	7,115	13.79%	13.87%	0.36%	—	0.35%
December 31, 2013	222	18.13	18.13	4,026	35.30%	35.30%	0.46%	—	—
High Yield Bond Portfolio
December 31, 2017	3,051	10.30	18.01	40,691	3.00%	7.01%	4.31%	—	0.50%
December 31, 2016	2,194	11.34	16.83	29,153	10.96%	11.31%	5.09%	—	0.35%
December 31, 2015	1,461	10.22	15.12	18,591	-1.92%	-1.56%	5.10%	—	0.35%
December 31, 2014	1,325	10.42	15.36	18,590	4.42%	4.51%	6.72%	—	0.35%
December 31, 2013	673	14.71	14.71	9,906	4.33%	4.33%	5.17%	—	—
International Portfolio
December 31, 2017	7,207	12.06	16.33	101,636	20.60%	42.62%	0.92%	—	0.50%
December 31, 2016	4,360	9.47	11.45	44,512	1.50%	1.87%	1.27%	—	0.35%
December 31, 2015	3,150	9.33	11.24	32,450	-1.17%	-0.71%	1.57%	—	0.35%
December 31, 2014	1,985	9.44	11.32	21,308	-6.06%	-5.98%	1.22%	—	0.35%
December 31, 2013	914	12.05	12.05	11,015	23.21%	23.21%	1.41%	—	—
Mid-Cap Index Portfolio
December 31, 2017	3,450	11.05	30.11	60,430	10.50%	19.06%	1.04%	—	0.50%
December 31, 2016	2,319	12.39	25.29	35,785	10.72%	11.12%	1.26%	—	0.35%
December 31, 2015	1,875	11.19	22.76	26,772	-1.76%	-1.43%	1.03%	—	0.35%
December 31, 2014	1,018	11.39	23.09	17,247	13.58%	13.67%	0.72%	—	0.35%
December 31, 2013	352	20.33	20.33	7,162	34.99%	34.99%	0.87%	—	—
REIT Index Portfolio
December 31, 2017	3,483	10.27	27.14	62,103	2.70%	4.79%	2.35%	—	0.50%
December 31, 2016	2,908	14.22	25.90	52,944	7.97%	8.37%	2.31%	—	0.35%
December 31, 2015	2,401	13.17	23.90	44,024	1.86%	2.22%	1.73%	—	0.35%
December 31, 2014	1,846	12.93	23.38	35,150	30.08%	30.11%	2.86%	—	0.35%
December 31, 2013	879	17.97	17.97	15,797	2.33%	2.33%	1.64%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Vanguard Variable Insurance Fund: (continued)
Short-Term Investment Grade Portfolio
December 31, 2017	12,311	$10.05	$13.29	$140,466	0.50%	2.07%	1.86%	—	0.50%
December 31, 2016	9,903	10.47	13.02	113,193	2.35%	2.76%	1.77%	—	0.35%
December 31, 2015	8,350	10.23	12.67	94,852	0.79%	1.12%	1.57%	—	0.35%
December 31, 2014	5,155	10.15	12.53	61,077	1.70%	1.81%	1.36%	—	0.35%
December 31, 2013	2,797	12.32	12.32	34,450	1.07%	1.07%	1.76%	—	—
Small Company Growth Portfolio
December 31, 2017	1,946	11.24	30.71	32,655	12.40%	23.43%	0.43%	—	0.50%
December 31, 2016	1,350	11.50	24.88	19,901	14.54%	14.97%	0.31%	—	0.35%
December 31, 2015	983	10.04	21.64	14,018	-3.09%	-2.79%	0.43%	—	0.35%
December 31, 2014	661	10.36	22.26	11,147	3.39%	3.39%	0.24%	—	0.35%
December 31, 2013	397	21.53	21.53	8,537	46.56%	46.56%	0.55%	—	—
Total Bond Market Index Portfolio
December 31, 2017	15,604	10.16	14.37	185,708	1.60%	3.53%	2.13%	—	0.50%
December 31, 2016	10,492	10.77	13.88	124,508	2.09%	2.44%	1.97%	—	0.35%
December 31, 2015	6,580	10.55	13.55	77,773	0.00%	0.37%	1.96%	—	0.35%
December 31, 2014	4,120	10.55	13.50	50,905	5.88%	5.92%	1.63%	—	0.35%
December 31, 2013	1,419	12.75	12.75	18,095	-2.30%	-2.30%	2.75%	—	—
Total Stock Market Index Portfolio
December 31, 2017	8,618	11.26	23.78	146,131	12.60%	20.96%	1.73%	—	0.50%
December 31, 2016	6,053	12.60	19.66	90,141	12.10%	12.54%	1.32%	—	0.35%
December 31, 2015	4,439	11.24	17.47	61,571	0.00%	0.40%	1.16%	—	0.35%
December 31, 2014	3,013	11.24	17.40	46,187	12.26%	12.40%	1.21%	—	0.35%
December 31, 2013	1,963	15.50	15.50	30,419	33.28%	33.28%	1.18%	—	—
Virtus Variable Insurance Trust:
Duff & Phelps International Series
December 31, 2017	127	11.02	12.52	1,587	10.20%	15.93%	1.66%	—	0.15%
December 31, 2016	107	10.80	10.80	1,161	-1.64%	-1.64%	0.71%	—	—
December 31, 2015	202	10.98	10.98	2,216	-10.44%	-10.44%	2.18%	—	—
December 31, 2014	169	12.26	12.26	2,073	-3.92%	-3.92%	3.93%	—	—
December 31, 2013	222	12.76	12.76	2,837	7.77%	7.77%	2.45%	—	—
Duff & Phelps Real Estate Securities Series
December 31, 2017	235	10.47	19.20	4,515	4.70%	5.96%	1.48%	—	0.15%
December 31, 2016	230	18.12	18.12	4,165	6.84%	6.84%	1.83%	—	—
December 31, 2015	248	16.96	16.96	4,205	2.35%	2.35%	1.18%	—	—
December 31, 2014	349	16.57	16.57	5,789	31.61%	31.61%	1.21%	—	—
December 31, 2013	175	12.59	12.59	2,199	0.88%	0.88%	1.56%	—	—
Newfleet Multi-Sector Intermediate Bond Series
December 31, 2017	993	10.29	13.86	13,756	2.90%	6.70%	4.94%	—	0.15%
December 31, 2016	559	12.99	12.99	7,257	9.34%	9.34%	4.50%	—	—
December 31, 2015	492	11.88	11.88	5,851	-1.25%	-1.25%	4.31%	—	—
December 31, 2014	466	12.03	12.03	5,606	1.86%	1.86%	5.41%	—	—
December 31, 2013	270	11.81	11.81	3,191	2.25%	2.25%	4.27%	—	—
Rampart Equity Trend Series
December 31, 2017	44	11.29	16.33	726	12.90%	20.43%	0.00%	—	0.15%
December 31, 2016	132	13.56	13.56	1,787	-0.95%	-0.95%	0.00%	—	—
December 31, 2015	382	13.69	13.69	5,240	-9.34%	-9.34%	0.00%	—	—
December 31, 2014	1,992	15.10	15.10	30,073	2.23%	2.23%	0.22%	—	—
December 31, 2013	1,178	14.77	14.77	17,393	28.77%	28.77%	0.57%	—	—
Wells Fargo VT Funds:
Discovery Fund
December 31, 2017	123	11.35	42.87	5,189	13.50%	29.13%	0.00%	—	1.30%
December 31, 2016	107	26.45	33.20	3,541	6.27%	7.65%	0.00%	—	1.30%
December 31, 2015	137	24.89	30.84	4,225	-2.74%	-1.47%	0.00%	—	1.30%
December 31, 2014	182	25.59	31.30	5,656	-0.97%	0.35%	0.00%	—	1.30%
December 31, 2013	352	25.84	31.19	10,949	41.98%	43.80%	0.01%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Wells Fargo VT Funds: (continued)
Opportunity Fund
December 31, 2017	34	$11.20	$35.70	$1,037	12.00%	20.43%	0.65%	—	1.30%
December 31, 2016	38	25.70	30.03	976	10.77%	12.23%	2.13%	—	1.30%
December 31, 2015	27	22.90	27.11	611	-4.34%	-3.09%	0.14%	—	1.30%
December 31, 2014	24	23.63	28.34	577	9.00%	10.42%	0.06%	—	1.30%
December 31, 2013	21	21.40	26.00	460	28.97%	30.73%	0.19%	—	1.30%
Westchester Capital Management:
Merger Fund VL
December 31, 2017	1,134	10.09	11.73	13,307	0.90%	2.53%	0.00%	—	0.15%
December 31, 2016	1,213	11.44	11.44	13,869	2.51%	2.51%	0.77%	—	—
December 31, 2015	1,154	11.16	11.16	12,885	-0.98%	-0.98%	2.05%	—	—
December 31, 2014	1,107	11.27	11.27	12,477	1.44%	1.44%	1.35%	—	—
December 31, 2013	925	11.11	11.11	10,281	3.83%	3.83%	0.35%	—	—
Wilshire Variable Insurance Trust:
2015 ETF Fund
December 31, 2017	4	14.10	14.10	50	11.55%	11.55%	3.03%	—	—
December 31, 2016	4	12.64	12.64	45	6.49%	6.49%	2.24%	—	—
December 31, 2015	4	11.87	11.87	43	-1.98%	-1.98%	1.58%	—	—
December 31, 2014	9	12.11	12.11	104	4.76%	4.76%	1.51%	—	—
December 31, 2013	12	11.56	11.56	134	10.41%	10.41%	0.61%	—	—
2035 ETF Fund
December 31, 2017	2	15.64	15.64	34	16.98%	16.98%	2.98%	—	—
December 31, 2016	2	13.37	13.37	29	7.05%	7.05%	0.31%	—	—
December 31, 2015	23	12.49	12.49	283	-2.19%	-2.19%	1.64%	—	—
December 31, 2014	23	12.77	12.77	293	5.36%	5.36%	1.17%	—	—
December 31, 2013	25	12.12	12.12	304	14.99%	14.99%	4.01%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

(5)  Unit Progression

The change in units outstanding for the year ended December 31, 2017 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:
Dynamic Asset Allocation		37,898.5	119,483.5	(107,709.0)	49,673.0
Global Thematic Growth		25,449.7	374,508.4	(300,691.7)	99,266.4
Growth and Income		511,289.8	255,110.3	(246,942.1)	519,458.0
International Growth		158,573.3	687,737.2	(516,954.6)	329,355.9
International Value		226,731.6	974,562.4	(954,416.4)	246,877.6
Small Cap Growth		41,000.3	443.8	(11,719.7)	29,724.4
Small-Mid Cap Value		436,397.4	217,985.7	(265,791.1)	388,592.0
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy		649,633.7	1,526,442.1	(1,665,981.9)	510,093.9
THE ALGER PORTFOLIOS:
Capital Appreciation		355,106.7	275,395.3	(250,807.3)	379,694.7
Large Cap Growth		89,115.6	94,791.1	(106,198.8)	77,707.9
Mid Cap Growth		57,644.0	116,145.1	(107,312.5)	66,476.6
Small Cap Growth		6,439.7	3.5	(517.0)	5,926.2
ALPS VARIABLE INVESTMENT TRUST:
ALPS/Alerian Energy Infrastructure		1,124,171.9	570,683.3	(459,654.8)	1,235,200.4
ALPS/Red Rocks Listed Private Equity		48,724.9	280,621.3	(257,426.0)	71,920.2
ALPS VARIABLE INVESTMENT TRUST:
Morningstar ETF Asset Allocation Series:
Aggressive Growth		85,653.3	107,887.8	(9,699.7)	183,841.4
Balanced		713,799.1	177,667.4	(159,641.9)	731,824.6
Conservative		292,347.8	131,583.9	(107,186.3)	316,745.4
Growth		465,438.8	196,998.7	(52,685.0)	609,752.5
Income and Growth		221,321.4	165,476.9	(96,373.6)	290,424.7
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		368,602.1	175,661.0	(58,605.3)	485,657.8
Income & Growth		405,899.6	121,846.0	(135,997.5)	391,748.1
Inflation Protection		542,525.7	504,714.1	(491,710.0)	555,529.8
International		114,533.2	64,473.2	(63,270.2)	115,736.2
Large Company Value		319,588.3	52,314.2	(235,667.5)	136,235.0
Mid Cap Value		375,584.2	6,499.7	(101,458.4)	280,625.5
Ultra		132,626.1	211,788.9	(136,836.9)	207,578.1
Value		523,564.9	189,460.7	(254,347.7)	458,677.9
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation		1,259,330.7	1,050,151.4	(554,713.3)	1,754,768.8
Blue Chip Income and Growth		752,312.1	792,641.4	(579,434.6)	965,518.9
Bond		292,815.7	1,261,367.6	(968,344.7)	585,838.6
Global Bond		159,167.8	130,082.0	(92,555.4)	196,694.4
Growth		1,041,589.2	1,614,290.2	(681,435.6)	1,974,443.8
Growth-Income		896,285.1	778,889.7	(267,110.4)	1,408,064.4
High Income Bond		700,014.9	6,188,539.4	(5,973,402.4)	915,151.9
International		1,123,396.8	1,027,912.0	(413,957.5)	1,737,351.3
Managed Risk Asset Allocation		161,578.2	195,622.0	(98,582.8)	258,617.4
Managed Risk Blue Chip and Growth		113,501.6	160,888.9	(48,672.4)	225,718.1
Managed Risk Growth		18,433.7	—	(445.1)	17,988.6
Managed Risk Growth-Income		3,455.1	—	(59.1)	3,396.0
Managed Risk International		3,706.5	—	(32.6)	3,673.9
Mortgage		251,068.8	256,816.8	(214,385.6)	293,500.0
New World		529,835.8	980,275.3	(287,391.3)	1,222,719.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
AMUNDI PIONEER ASSET MANAGEMENT:	a
Bond		767,070.2	347,669.9	(244,861.2)	869,878.9
Emerging Markets	b	147,838.4	314,426.5	(462,264.9)	—
Equity Income		300,074.6	285,737.9	(183,441.7)	402,370.8
Fund		47,850.8	75,662.4	(83,114.6)	40,398.6
High Yield		150,985.2	308,871.0	(325,900.4)	133,955.8
Mid Cap Value		63,255.2	223,950.5	(235,172.2)	52,033.5
Strategic Income		758,964.9	322,831.9	(312,590.7)	769,206.1
BLACKROCK VARIABLE SERIES FUNDS:
Advantage Large Cap Core	c	42,406.2	69,143.9	(48,513.9)	63,036.2
Advantage Large Cap Value	d	33,805.6	69,446.4	(20,468.7)	82,783.3
Capital Appreciation		2,686.3	487.6	(1,824.3)	1,349.6
Equity Dividend		275,235.2	218,656.7	(151,360.9)	342,531.0
Global Allocation		1,395,911.1	451,245.6	(529,465.8)	1,317,690.9
High Yield		1,924,791.5	6,962,333.9	(7,398,683.0)	1,488,442.4
iShares® Alternative Strategies		118,657.1	269,305.3	(129,723.7)	258,238.7
iShares® Dynamic Fixed Income		56,055.1	68,998.9	(39,236.8)	85,817.2
Large Cap Focus Growth	e	44,059.2	248,553.8	(138,524.3)	154,088.7
Total Return		884,908.4	662,155.1	(431,811.3)	1,115,252.2
U.S. Government Bond		199,919.8	94,347.1	(182,248.2)	112,018.7
CALVERT VARIABLE PRODUCTS:
SRI Balanced		42,933.4	73,818.4	(12,441.3)	104,310.5
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy		1,060,319.4	568,376.5	(251,852.7)	1,376,843.2
Select Large-Cap Value		204,198.1	365,466.3	(209,644.6)	360,019.8
Select Smaller-Cap Value		295,379.4	132,586.7	(298,061.8)	129,904.3
Seligman Global Technology		201,787.0	832,628.4	(722,740.2)	311,675.2
Strategic Income		54,373.9	422,965.2	(253,578.9)	223,760.2
CREDIT SUISSE TRUST:
Commodity Return Strategy		310,011.4	372,114.1	(387,713.1)	294,412.4
DFA INVESTMENT DIMENSIONS GROUP, INC.:
VA Equity Allocation	s	—	92,512.4	(7.0)	92,505.4
VA Global Bond		7,071,323.3	2,631,226.3	(1,212,538.8)	8,490,010.8
VA Global Moderate Allocation		2,325,218.7	1,419,825.9	(206,466.5)	3,538,578.1
VA International Small		2,690,075.1	1,453,065.2	(549,518.2)	3,593,622.1
VA International Value		4,937,846.6	2,573,091.9	(1,040,988.5)	6,469,950.0
VA Short-Term Fixed		3,448,443.3	2,335,097.2	(1,383,919.5)	4,399,621.0
VA U.S. Large Value		4,918,412.7	2,689,713.4	(1,001,994.8)	6,606,131.3
VA U.S. Targeted Value		3,187,902.5	1,975,167.7	(913,085.0)	4,249,985.2
DELAWARE VIP TRUST:
Small Cap Value Series		645,086.7	512,715.9	(664,907.2)	492,895.4
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		837,720.4	647,020.8	(546,535.4)	938,205.8
DREYFUS STOCK INDEX FUND:		2,038,423.7	1,411,245.9	(1,151,290.3)	2,298,379.3
DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.	f	36,009.4	43,187.7	(44,267.4)	34,929.7
DREYFUS VARIABLE INVESTMENT FUND:
International Value		352,759.2	107,585.9	(81,817.0)	378,528.1
EATON VANCE VARIABLE TRUST:
Floating-Rate Income		5,370,780.8	3,284,221.9	(3,844,162.0)	4,810,840.7
Large-Cap Value	g	71,734.9	7,079.8	(78,814.7)	—
FEDERATED INSURANCE SERIES:
High Income Bond II		392,962.8	1,028,212.2	(918,404.8)	502,770.2
Kaufmann II		80,495.6	92,553.7	(59,739.1)	113,310.2
Managed Volatility II		382,298.5	64,315.3	(84,089.0)	362,524.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced		537,461.0	449,527.5	(261,724.7)	725,263.8
Contrafund		1,231,397.5	475,547.4	(571,222.0)	1,135,722.9
Disciplined Small Cap		115,940.6	133,959.1	(145,045.3)	104,854.4
Dynamic Capital Appreciation		1,875.9	—	—	1,875.9
Equity-Income		135,678.4	107,637.5	(30,726.9)	212,589.0
Freedom Income		3,819.6	77,888.4	(13,930.5)	67,777.5
Funds Manager 20%		1,486.5	—	(19.3)	1,467.2
Funds Manager 50%		42,737.6	2,072.1	(6,936.9)	37,872.8
Funds Manager 60%		56,794.6	—	(1,393.0)	55,401.6
Funds Manager 70%		83.6	—	(0.1)	83.5
Growth		215,743.1	529,284.9	(244,749.7)	500,278.3
Growth & Income		143,525.4	58,607.2	(60,957.8)	141,174.8
Growth Opportunities		60,833.9	156,861.6	(78,111.1)	139,584.4
High Income		615,012.7	3,655,817.4	(3,786,428.3)	484,401.8
International Capital Appreciation		401,981.9	401,854.7	(218,951.5)	584,885.1
Investment Grade Bond		1,371,105.6	1,378,416.6	(805,185.8)	1,944,336.4
Mid Cap		281,294.7	169,938.7	(106,838.7)	344,394.7
Overseas		613,889.4	275,696.5	(172,399.5)	717,186.4
Real Estate		546,492.5	236,173.9	(251,033.8)	531,632.6
Strategic Income		1,883,968.5	1,442,792.8	(895,149.9)	2,431,611.4
Target Volatility		40,738.8	—	(3,092.8)	37,646.0
Value		169,439.2	62,635.8	(74,467.7)	157,607.3
Value Strategies		3,007.5	—	(1,430.8)	1,576.7
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable		1,695,359.7	962,570.2	(535,091.9)	2,122,838.0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate		179,323.0	38,168.8	(41,196.5)	176,295.3
High Income	g	535,958.7	91,525.1	(627,483.8)	—
Income		661,464.3	644,169.4	(483,068.0)	822,565.7
Mutual Shares		200,028.3	80,639.5	(96,030.9)	184,636.9
Rising Dividends		367,214.0	158,588.1	(172,120.7)	353,681.4
Strategic Income		812,965.1	229,591.1	(255,715.3)	786,840.9
Templeton Global Bond		2,178,030.5	918,419.0	(746,615.7)	2,349,833.8
U.S. Government Securities		395,171.0	190,010.6	(191,741.6)	393,440.0
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Global Trends Allocation		13,182.4	—	(2.4)	13,180.0
Multi-Strategy Alternatives		141,050.3	363,233.4	(17,805.8)	486,477.9
Strategic Income		174,480.9	162,804.6	(116,325.9)	220,959.6
GUGGENHEIM VARIABLE INSURANCE FUNDS
CLS AdvisorOne Global Diversified Equity Fund	h	30,429.4	303.5	(30,732.9)	—
CLS AdvisorOne Global Growth Fund	h	32.5	—	(32.5)	—
CLS AdvisorOne Growth and Income Fund	h	15,613.6	—	(15,613.6)	—
Global Managed Futures Strategy		353,359.6	247,206.2	(224,507.7)	376,058.1
Long Short Equity		112,803.3	91,516.5	(45,733.3)	158,586.5
Multi-Hedge Strategies		477,569.2	61,612.5	(240,298.4)	298,883.3
Rydex Banking		825,828.1	2,419,125.5	(2,857,447.6)	387,506.0
Rydex Basic Materials		167,274.1	924,346.7	(868,547.9)	223,072.9
Rydex Biotechnology		69,891.0	450,150.0	(405,370.1)	114,670.9
Rydex Commodities Strategy		277,406.1	7,166,425.4	(6,776,186.7)	667,644.8
Rydex Consumer Products		134,659.2	487,251.1	(476,886.3)	145,024.0
Rydex Dow 2X Strategy		125,691.2	681,671.3	(622,690.3)	184,672.2
Rydex Electronics		73,915.4	794,386.5	(756,783.0)	111,518.9
Rydex Energy		225,646.7	7,145,770.2	(7,208,526.6)	162,890.3
Rydex Energy Services		67,107.0	960,692.9	(983,096.5)	44,703.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Europe 1.25X Strategy		38,439.1	745,740.5	(702,377.3)	81,802.3
Rydex Financial Services		318,606.8	2,329,647.5	(2,218,516.4)	429,737.9
Rydex Government Long Bond 1.2X Strategy		271,604.3	15,412,103.3	(15,573,021.4)	110,686.2
Rydex Health Care		53,069.8	738,070.7	(690,734.5)	100,406.0
Rydex High Yield Strategy		78,839.1	1,724,072.0	(1,736,624.5)	66,286.6
Rydex Internet		77,886.6	640,329.8	(682,984.1)	35,232.3
Rydex Inverse Dow 2X Strategy		315,194.6	32,438,930.5	(32,525,125.1)	229,000.0
Rydex Inverse Gov't Long Bond Strategy		213,779.2	48,006,712.3	(47,598,989.5)	621,502.0
Rydex Inverse Mid-Cap Strategy		12,703.8	791,535.2	(794,468.8)	9,770.2
Rydex Inverse NASDAQ-100® Strategy		335,152.0	22,367,014.8	(22,656,272.1)	45,894.7
Rydex Inverse Russell 2000® Strategy		165,953.0	13,963,573.6	(14,051,929.5)	77,597.1
Rydex Inverse S&P 500 Strategy		134,123.3	12,063,290.4	(12,058,007.2)	139,406.5
Rydex Japan 2X Strategy		12,330.9	553,000.2	(459,187.8)	106,143.3
Rydex Leisure		166,888.6	718,703.2	(728,381.8)	157,210.0
Rydex Mid Cap 1.5X Strategy		34,943.7	975,369.4	(1,002,156.5)	8,156.6
Rydex NASDAQ-100®		201,784.3	3,913,453.4	(3,795,373.1)	319,864.6
Rydex NASDAQ-100® 2X Strategy		345,487.8	1,097,316.9	(1,170,046.4)	272,758.3
Rydex Nova		444,403.2	7,919,729.9	(7,590,627.7)	773,505.4
Rydex Precious Metals		314,781.4	14,394,752.1	(13,653,754.1)	1,055,779.4
Rydex Real Estate		83,920.1	1,452,994.6	(1,460,004.2)	76,910.5
Rydex Retailing		74,994.1	667,064.5	(612,861.1)	129,197.5
Rydex Russell 2000® 1.5X Strategy		33,690.8	588,591.4	(598,546.2)	23,736.0
Rydex Russell 2000® 2X Strategy		172,365.6	5,432,430.4	(5,468,803.6)	135,992.4
Rydex S&P 500 2X Strategy		125,427.7	8,214,743.5	(8,230,446.1)	109,725.1
Rydex S&P 500 Pure Growth		154,244.8	2,505,197.5	(2,486,035.9)	173,406.4
Rydex S&P 500 Pure Value		162,220.9	804,773.1	(698,054.7)	268,939.3
Rydex S&P MidCap 400 Pure Growth		59,139.0	406,531.9	(398,104.3)	67,566.6
Rydex S&P MidCap 400 Pure Value		141,004.0	479,679.3	(470,231.3)	150,452.0
Rydex S&P SmallCap 600 Pure Growth		181,520.2	702,115.6	(796,949.3)	86,686.5
Rydex S&P SmallCap 600 Pure Value		196,341.0	924,848.1	(912,188.5)	209,000.6
Rydex Strengthening Dollar 2X Strategy		289,817.4	1,443,625.7	(1,707,411.6)	26,031.5
Rydex Technology		209,062.4	844,435.8	(837,739.8)	215,758.4
Rydex Telecommunications		184,411.9	558,434.9	(610,389.4)	132,457.4
Rydex Transportation		154,604.5	580,632.7	(633,092.7)	102,144.5
Rydex U.S. Government Money Market		228,392.4	6,579.0	(40,407.1)	194,564.3
Rydex Utilities		189,643.9	1,073,009.5	(1,081,097.0)	181,556.4
Rydex Weakening Dollar 2X Strategy		18,352.9	1,191,572.7	(1,193,123.0)	16,802.6
VT Floating Rate Strategies		1,984,177.8	1,796,177.5	(1,363,017.5)	2,417,337.8
VT High Yield		1,558,354.4	2,083,185.0	(2,768,498.0)	873,041.4
VT Large Cap Value		1,592.0	—	(40.2)	1,551.8
VT Small Cap Value		77,305.6	58,420.6	(95,452.0)	40,274.2
VT StylePlus Large Core		297.0	—	(4.5)	292.5
VT StylePlus Large Growth		62,023.4	25,898.1	(31,975.2)	55,946.3
VT StylePlus Mid Growth		55,228.0	16,574.3	(7,412.4)	64,389.9
VT StylePlus Small Growth		54.7	—	—	54.7
VT U.S. Total Return Bond		2,585,588.8	1,760,735.4	(1,037,563.9)	3,308,760.3
VT World Equity Income		14,201.6	—	(605.7)	13,595.9
INVESCO VARIABLE INSURANCE FUNDS:
Balanced-Risk Allocation		282,360.2	239,693.0	(244,658.0)	277,395.2
Comstock		114,872.0	53,484.6	(46,369.7)	121,986.9
Core Equity		94,909.2	9,681.3	(20,993.6)	83,596.9
Core Plus Bond		42,949.4	617,264.6	(117,541.3)	542,672.7
Diversified Dividend		1,089,423.3	649,504.4	(894,469.3)	844,458.4
Equity and Income		513,273.3	201,420.3	(230,056.5)	484,637.1
Global Health Care		52,107.3	87,263.2	(98,672.4)	40,698.1
Global Real Estate		555,650.7	311,049.7	(183,033.7)	683,666.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Government Money Market		27,074,731.6	335,537,182.3	(330,280,114.0)	32,331,799.9
Government Securities		670,186.7	2,219,720.0	(2,223,712.3)	666,194.4
Growth and Income		194,020.0	102,456.4	(133,764.6)	162,711.8
High Yield		1,065,633.0	2,586,453.8	(3,316,875.4)	335,211.4
International Growth		754,588.6	308,363.6	(430,325.3)	632,626.9
Mid Cap Core Equity		152,821.0	129,358.4	(118,797.0)	163,382.4
Technology		13,330.0	310,394.9	(214,165.0)	109,559.9
Value Opportunities		710.2	—	(13.8)	696.4
IVY VARIABLE INSURANCE PORTFOLIOS, INC.:
Asset Strategy		580,621.9	41,297.2	(294,032.4)	327,886.7
Balanced		237,815.9	119,130.9	(135,962.7)	220,984.1
Bond		115,752.2	72,193.6	(49,848.9)	138,096.9
Dividend Opportunities		8,713.3	—	(1,183.8)	7,529.5
Energy		282,373.7	387,885.6	(495,163.3)	175,096.0
Global Bond		92,201.7	159,374.4	(96,304.8)	155,271.3
Growth		902.9	—	(388.1)	514.8
High Income		1,334,771.8	2,346,243.0	(3,001,452.0)	679,562.8
Limited Term Bond		342,192.5	98,272.8	(112,425.6)	328,039.7
Mid Cap Growth		183,331.0	60,799.3	(35,251.3)	208,879.0
Natural Resources	i	226,556.2	210,781.8	(241,999.9)	195,338.1
Science and Technology		152,966.5	148,862.9	(145,113.7)	156,715.7
Value		44,945.8	16,331.0	(42,396.9)	18,879.9
JANUS HENDERSON VIT FUNDS – INSTITUTIONAL:				j
Balanced		1,621,711.2	207,732.9	(214,478.7)	1,614,965.4
Enterprise		818,897.3	654,069.8	(471,071.7)	1,001,895.4
Forty		337,676.7	235,156.7	(204,882.9)	367,950.5
Global Research		73,056.2	219,804.1	(130,865.3)	161,995.0
Overseas		154,816.1	680,285.9	(569,530.4)	265,571.6
Perkins Mid Cap Value		833,015.9	229,761.5	(460,064.6)	602,712.8
Research	k	127,681.3	93,746.6	(55,886.2)	165,541.7
JANUS HENDERSON VIT SERIES – SERVICE:				j
Flexible Bond		2,578,931.6	413,962.6	(676,843.0)	2,316,051.2
Global Allocation – Moderate		1,565.2	—	(1.6)	1,563.6
Global Technology		7,118.2	—	(1,290.7)	5,827.5
Global Unconstrained Bond		29,733.9	38,037.4	(11,415.3)	56,356.0
U.S. Low Volatility	l	—	319,365.0	(235,932.4)	83,432.6
JOHN HANCOCK VARIABLE INSURANCE TRUST:
Emerging Market Value Trust		237,022.0	607,402.9	(170,379.2)	674,045.7
JPMORGAN INSURANCE TRUST:
Global Allocation		763,954.4	734,648.2	(498,507.8)	1,000,094.8
Income Builder		312,185.2	291,343.7	(310,839.2)	292,689.7
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Equity		1,252,234.1	970,703.5	(832,226.3)	1,390,711.3
Global Dynamic Multi-Asset		81,687.2	42,242.7	(18,032.1)	105,897.8
International Equity		821,183.3	352,637.5	(294,872.1)	878,948.7
US Small-Mid Cap Equity		77,140.2	83,222.7	(61,528.4)	98,834.5
US Strategic Equity		92,243.0	4,486.8	(89,581.9)	7,147.9
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth		512,777.0	62,151.1	(396,464.6)	178,463.5
ClearBridge Dividend Strategy		361,525.2	376,410.5	(364,059.9)	373,875.8
ClearBridge Large Cap Growth		347,604.8	548,464.8	(303,582.1)	592,487.5
ClearBridge Small Cap Growth		123,565.4	425,328.2	(367,739.6)	181,154.0
QS Dynamic Multi-Strategy		65,685.2	3,917.4	(7,779.3)	61,823.3
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		138,607.5	1,409,341.7	(1,261,885.0)	286,064.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
LORD ABBETT SERIES FUND, INC.:
Bond Debenture		1,039,771.8	1,066,036.0	(868,625.9)	1,237,181.9
Calibrated Dividend Growth		248,800.9	52,118.2	(39,079.5)	261,839.6
Classic Stock		4,549.9	—	(7.8)	4,542.1
Growth and Income		386,601.6	31,393.0	(302,659.7)	115,334.9
International Opportunities		373,405.1	748,090.3	(509,226.1)	612,269.3
MAINSTAY VP FUNDS TRUST:
MainStay VP Convertible Service	o	—	258,888.6	(136,665.2)	122,223.4
MFS VARIABLE INSURANCE TRUST:
Growth Series – Service		24,319.9	34,858.8	(1,134.8)	58,043.9
Value Series – Service		25,508.2	37,216.5	(1,492.4)	61,232.3
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index		372,365.9	264,094.7	(276,773.9)	359,686.7
International Index		1,326,699.9	1,960,561.2	(741,880.4)	2,545,380.7
Mid Cap Index		800,429.7	419,173.2	(365,408.1)	854,194.8
Multi-Manager International Value I	o	—	121.9	(121.9)	—
Multi-Manager Mid Cap Value I	o	—	8,778.2	(6.9)	8,771.3
NW DFA NVIT Capital Appreciation P	o	—	13,906.8	(40.2)	13,866.6
NW DFA NVIT Moderate P	o	—	186,182.4	(34,917.8)	151,264.6
NW DoubleLine NVIT Total Return	s	—	69,422.8	(10.1)	69,412.7
NW Neuberger Berman NVIT Socially Responsible I	o	—	101,537.1	(76,583.0)	24,954.1
S&P 500 Index		847,210.9	1,888,392.4	(1,139,075.7)	1,596,527.6
Small Cap Index		814,454.5	1,190,827.0	(672,030.1)	1,333,251.4
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value		285,971.1	139,163.9	(389,399.4)	35,735.6
Mid Cap Growth		64,811.9	45,134.3	(24,955.3)	84,990.9
Mid Cap Intrinsic Value		202,015.1	116,179.3	(119,837.2)	198,357.2
Short Duration Bond		340,615.3	110,187.9	(95,650.1)	355,153.1
Socially Responsive		70,965.2	40,135.4	(58,889.0)	52,211.6
US Equity Index PutWrite Strategy	m	111,654.7	294,314.4	(319,531.0)	86,438.1
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Balanced Class 3		45,084.8	76,752.7	(14,218.3)	107,619.2
7Twelve Balanced Class 4		10,025.4	—	(39.1)	9,986.3
Adaptive Allocation	p	1,494.7	—	(1,494.7)	—
Anchor Tactical Credit Strategies	af	704,589.6	266,913.5	(967,033.1)	4,470.0
BTS Tactical Fixed Income		795,570.1	1,128,583.8	(642,234.8)	1,281,919.1
Changing Parameters	r	723,910.5	12,831.1	(736,741.6)	—
JNF Exceed Defined Shield	n	44,871.0	—	(44,871.0)	—
Mariner Managed Futures Strategy	q	556,927.8	45.3	(556,973.1)	—
Power Dividend Index	u	49,450.3	412,602.8	(94,861.5)	367,191.6
Power Income		120,172.6	96,085.8	(88,211.7)	128,046.7
Power Momentum	t	75,670.2	68,930.2	(39,099.6)	105,500.8
Probabilities		1,508,487.4	370,639.0	(510,245.2)	1,368,881.2
TOPS Aggressive Growth ETF – CL 1		6,187.9	1,713.5	(2,059.4)	5,842.0
TOPS Balanced ETF – CL 1		13,395.2	—	(1,984.0)	11,411.2
TOPS Conservative ETF – CL 1		24,079.0	—	(10.7)	24,068.3
TOPS Conservative ETF – CL 2		24,063.4	36,937.5	(23,378.8)	37,622.1
TOPS Growth – CL 1		146,450.9	1,636.4	(41,685.9)	106,401.4
TOPS Growth – CL 2		3,737.0	—	(128.9)	3,608.1
TOPS Managed Risk Balanced ETF – CL 1		42,850.5	—	(13,198.4)	29,652.1
TOPS Managed Risk Balanced ETF – CL 2		174,577.7	21,141.0	(31,324.6)	164,394.1
TOPS Managed Risk Growth ETF – CL 1		2,539,874.6	116,299.9	(233,783.9)	2,422,390.6
TOPS Managed Risk Growth ETF – CL 2		30,726.5	15,454.5	(11,475.9)	34,705.1
TOPS Managed Risk Moderate Growth ETF – CL 1		127,253.9	—	(3,591.6)	123,662.3
TOPS Managed Risk Moderate Growth ETF – CL 2		60,315.4	19,217.4	(24,247.9)	55,284.9
TOPS Moderate Growth ETF – CL 1		145,456.5	—	(14,195.9)	131,260.6
TOPS Moderate Growth ETF – CL 2		2,587.5	0.4	(5.0)	2,582.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Conservative Balanced		8,295.4	—	(2.7)	8,292.7
Global		585,139.6	672,567.7	(576,741.2)	680,966.1
Global Multi-Alternatives		45,863.4	44,789.9	(15,449.0)	75,204.3
Global Strategic Income		154,080.5	255,213.1	(228,442.0)	180,851.6
International Growth		891,540.2	523,324.3	(379,618.1)	1,035,246.4
Main Street®		150,079.2	426,908.6	(206,262.5)	370,725.3
Total Return Bond	v	140,461.7	267,112.5	(170,833.2)	236,741.0
PIMCO VARIABLE INSURANCE TRUST:
All Asset		660,692.6	452,550.1	(455,912.3)	657,330.4
All Asset All Authority – Admin		209,208.0	375,313.7	(128,158.5)	456,363.2
All Asset All Authority – Institutional		85,437.4	—	(33,244.3)	52,193.1
CommodityRealReturn Strategy		1,594,149.2	916,172.2	(821,522.4)	1,688,799.0
Emerging Markets Bond		970,854.6	1,520,549.5	(1,352,941.2)	1,138,462.9
Foreign Bond Unhedged		357,228.5	458,803.0	(458,921.6)	357,109.9
Foreign Bond US Dollar-Hedged		1,235,935.7	1,252,999.0	(548,411.1)	1,940,523.6
Global Bond Unhedged		139,461.5	142,121.8	(133,802.9)	147,780.4
Global Core Bond Hedged	w	25,155.7	23,348.2	(15,996.7)	32,507.2
Global Diversified Allocation		729.7	—	(6.2)	723.5
Global Multi-Asset		81,672.4	62,138.4	(56,379.0)	87,431.8
High Yield		1,680,231.4	12,700,526.0	(12,909,850.4)	1,470,907.0
Income		1,670,931.2	8,029,422.2	(2,685,298.8)	7,015,054.6
Long-Term US Government		216,053.9	469,938.5	(390,473.2)	295,519.2
Low Duration		2,300,456.5	985,116.2	(1,166,176.7)	2,119,396.0
Real Return		1,269,995.5	692,337.4	(300,584.1)	1,661,748.8
Short-Term		1,475,894.8	2,098,263.5	(1,749,374.8)	1,824,783.5
Total Return		5,634,649.1	2,171,467.6	(1,599,670.3)	6,206,446.4
Unconstrained Bond		911,604.6	413,426.9	(320,831.7)	1,004,199.8
PROFUNDS VP:
Access VP High Yield		67,644.4	704,847.9	(723,945.8)	48,546.5
Asia 30		65,409.0	535,738.1	(456,872.9)	144,274.2
Banks		88,309.3	506,997.6	(443,435.6)	151,871.3
Basic Materials		88,589.4	491,212.0	(440,175.5)	139,625.9
Bear		167,628.1	1,639,217.6	(1,553,228.5)	253,617.2
Biotechnology		33,026.1	242,480.9	(218,477.8)	57,029.2
Bull		638,527.4	3,405,799.0	(3,126,882.3)	917,444.1
Consumer Goods		59,920.3	300,604.6	(126,684.6)	233,840.3
Consumer Services		59,433.5	340,291.9	(295,772.3)	103,953.1
Emerging Markets		125,317.6	2,643,976.2	(2,429,447.6)	339,846.2
Europe 30		69,753.2	1,166,638.1	(827,146.0)	409,245.3
Falling U.S. Dollar		7,253.3	336,370.8	(334,697.9)	8,926.2
Financials		282,573.2	670,209.0	(585,982.7)	366,799.5
Government Money Market		3,185,739.0	49,002,879.7	(48,418,965.0)	3,769,653.7
Health Care		62,353.4	371,028.3	(323,692.9)	109,688.8
Industrials		374,744.3	457,582.6	(429,409.9)	402,917.0
International		18,040.2	1,527,987.6	(1,473,328.1)	72,699.7
Internet		56,626.0	433,398.6	(407,555.2)	82,469.4
Japan		152,592.8	255,392.5	(259,416.4)	148,568.9
Large-Cap Growth		205,496.1	1,727,016.3	(1,637,179.4)	295,333.0
Large-Cap Value		188,330.5	223,108.0	(351,792.2)	59,646.3
Mid-Cap		1,503,211.5	1,638,097.7	(1,882,972.9)	1,258,336.3
Mid-Cap Growth		25,542.6	173,578.8	(156,762.1)	42,359.3
Mid-Cap Value		256,607.5	183,057.9	(413,245.9)	26,419.5
NASDAQ-100		526,669.9	2,069,905.2	(2,160,491.2)	436,083.9
Oil & Gas		372,457.7	779,213.1	(984,141.9)	167,528.9
Pharmaceuticals		23,119.9	179,239.4	(170,211.4)	32,147.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PROFUNDS VP: (continued)
Precious Metals		218,922.8	1,512,126.7	(1,527,089.0)	203,960.5
Real Estate		27,102.3	230,508.5	(224,032.6)	33,578.2
Rising Rates Opportunity		404,099.6	3,134,076.4	(3,357,235.0)	180,941.0
Semiconductor		46,534.3	424,006.8	(414,598.5)	55,942.6
Short Emerging Markets		37,113.5	382,126.7	(392,120.0)	27,120.2
Short International		2,221.2	168,448.1	(158,685.2)	11,984.1
Short Mid-Cap		701.0	416,943.1	(404,694.7)	12,949.4
Short NASDAQ-100		53,975.0	3,103,459.7	(3,125,438.0)	31,996.7
Short Small-Cap		38,987.5	1,303,560.7	(1,315,362.9)	27,185.3
Small Cap		501,794.8	367,738.2	(529,250.0)	340,283.0
Small-Cap Growth		153,587.0	596,122.7	(666,257.9)	83,451.8
Small-Cap Value		564,508.0	501,672.9	(928,293.5)	137,887.4
Technology		73,016.2	508,558.9	(472,165.6)	109,409.5
Telecommunications		45,435.5	94,423.1	(98,707.6)	41,151.0
U.S. Government Plus		179,106.7	4,975,745.7	(5,030,959.1)	123,893.3
UltraBull		81,779.6	553,376.3	(564,986.1)	70,169.8
UltraMid-Cap		62,587.2	135,042.5	(149,908.4)	47,721.3
UltraNASDAQ-100		310,903.8	10,058,337.6	(9,889,058.4)	480,183.0
UltraShort NASDAQ-100		549,889.7	11,340,553.4	(11,693,410.6)	197,032.5
UltraSmall-Cap		59,216.8	8,418,796.2	(8,282,380.5)	195,632.5
Utilities		121,246.7	436,439.6	(449,210.2)	108,476.1
PUTNAM VARIABLE TRUST:
Absolute Return 500		124,926.2	162,296.1	(130,270.5)	156,951.8
American Government Income		100,533.8	119,161.0	(30,161.8)	189,533.0
Diversified Income		197,214.8	534,280.3	(337,219.1)	394,276.0
Equity Income		247,614.3	481,125.0	(299,767.4)	428,971.9
High Yield		1,230,017.4	919,620.6	(1,828,022.1)	321,615.9
Income		603,850.1	858,091.0	(551,624.0)	910,317.1
REDWOOD INVESTMENT MANAGEMENT:
VIT Managed Volatility Class I		1,168,360.6	53,883.9	(234,284.5)	987,960.0
VIT Managed Volatility Class N		598,779.9	705,760.3	(430,514.1)	874,026.1
ROYCE CAPITAL FUND:
Micro-Cap		222,260.8	167,635.7	(261,619.0)	128,277.5
Small-Cap		387,158.5	174,128.0	(190,444.4)	370,842.1
RUSSELL INVESTMENT FUNDS:
Balanced Strategy		61,722.0	7.3	(9,625.0)	52,104.3
Equity Growth Strategy		17,139.8	0.3	(916.1)	16,224.0
Global Real Estate Securities		66,619.2	—	(22,919.2)	43,700.0
International Developed Markets	x	11,023.3	—	(2,045.7)	8,977.6
Moderate Strategy		25,966.5	3.8	(102.9)	25,867.4
Strategic Bond	y	29,385.9	—	(7,002.5)	22,383.4
U.S. Small Cap Equity	z	1,496.3	—	(221.0)	1,275.3
U.S. Strategic Equity	aa	12,071.3	—	(2,087.8)	9,983.5
SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy		37,869.3	47,642.6	(24,212.4)	61,299.5
Conservative Strategy		138,840.4	71,769.6	(89,586.5)	121,023.5
Defensive Strategy		92,175.7	92,679.6	(86,426.1)	98,429.2
Market Growth Strategy		186,200.9	40,524.4	(16,460.6)	210,264.7
Market Plus Strategy		75,912.7	7,041.4	(5,121.5)	77,832.6
Moderate Strategy		129,861.7	72,762.3	(29,045.2)	173,578.8
T. ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth II		1,450,807.6	1,207,804.8	(935,429.2)	1,723,183.2
Equity Income II		820,466.2	205,123.9	(334,667.3)	690,922.8
Health Sciences II		388,033.8	461,474.9	(462,246.8)	387,261.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
T. ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond II		767,468.5	508,549.5	(712,194.4)	563,823.6
THIRD AVENUE VARIABLE SERIES TRUST:
Value		280,059.3	75,360.2	(226,474.0)	128,945.5
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth		172,525.3	135,932.6	(222,439.5)	86,018.4
Strategic Growth		173,757.5	26,082.2	(55,050.6)	144,789.1
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund		752,066.7	616,237.9	(580,370.3)	787,934.3
VANECK VIP TRUST:
Emerging Markets		688,302.5	1,042,115.1	(740,157.4)	990,260.2
Global Gold		466,490.8	1,083,685.1	(1,124,966.7)	425,209.2
Global Hard Assets		262,507.5	159,539.1	(236,945.8)	185,100.8
Unconstrained Emerging Markets		63,470.5	374,865.0	(341,611.1)	96,724.4
VANGUARD VARIABLE INSURANCE FUND:
Balanced		3,633,415.3	2,769,014.1	(785,157.2)	5,617,272.2
Capital Growth		994,721.8	1,135,318.9	(380,841.3)	1,749,199.4
Diversified Value		1,108,575.4	513,028.7	(575,061.2)	1,046,542.9
Equity Income		3,292,144.4	1,762,389.5	(955,487.4)	4,099,046.5
Equity Index		5,122,888.5	4,322,920.7	(1,818,401.5)	7,627,407.7
Growth		1,352,684.9	1,096,396.9	(523,075.7)	1,926,006.1
High Yield Bond		2,193,867.6	1,763,132.0	(905,909.1)	3,051,090.5
International		4,359,611.4	4,302,513.2	(1,455,132.8)	7,206,991.8
Mid-Cap Index		2,318,965.2	1,719,481.7	(588,550.9)	3,449,896.0
REIT Index		2,907,962.7	1,540,377.2	(965,169.1)	3,483,170.8
Short-Term Investment Grade		9,902,719.5	5,470,006.1	(3,061,283.5)	12,311,442.1
Small Company Growth		1,350,144.1	1,275,855.2	(680,059.7)	1,945,939.6
Total Bond Market Index		10,492,180.1	7,758,444.0	(2,646,356.1)	15,604,268.0
Total Stock Market Index		6,052,704.1	3,645,835.5	(1,080,918.3)	8,617,621.3
VIRTUS VARIABLE INSURANCE TRUST:
Duff & Phelps International Series	ab	107,470.7	35,857.7	(16,565.6)	126,762.8
Duff & Phelps Real Estate Securities Series	ac	229,865.7	113,952.1	(108,420.3)	235,397.5
Newfleet Multi-Sector Intermediate Bond Series	ad	558,849.1	823,105.0	(389,374.1)	992,580.0
Rampart Equity Trend	ae	131,826.1	5,203.2	(92,553.7)	44,475.6
WELLS FARGO VT FUNDS:
Discovery		107,463.0	123,696.9	(108,186.6)	122,973.3
Opportunity		37,972.0	1,106.3	(5,564.8)	33,513.5
WESTCHESTER CAPITAL MANAGEMENT:
Merger Fund VL		1,212,572.0	328,634.2	(406,848.8)	1,134,357.4
WILSHIRE VARIABLE INSURANCE TRUST:
2015 ETF		3,597.6	—	(40.3)	3,557.3
2035 ETF		2,167.6	—	(1.7)	2,165.9
		262,751,902.8	881,748,850.7	(826,535,787.7)	317,964,965.8

*  See Footnote 6 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

(5)  Unit Progression

The change in units outstanding for the year ended December 31, 2016 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:
Dynamic Asset Allocation		119,979.1	13,091.2	(95,171.8)	37,898.5
Global Thematic Growth		33,169.4	73,391.8	(81,111.5)	25,449.7
Growth and Income		444,069.4	272,459.0	(205,238.6)	511,289.8
International Growth		147,790.0	288,596.1	(277,812.8)	158,573.3
International Value		197,037.7	116,758.1	(87,064.2)	226,731.6
Small Cap Growth		52,016.1	3,610.2	(14,626.0)	41,000.3
Small-Mid Cap Value		297,121.5	278,599.4	(139,323.5)	436,397.4
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy		274,255.7	3,859,592.2	(3,484,214.2)	649,633.7
THE ALGER PORTFOLIOS:
Capital Appreciation		486,169.8	211,319.5	(342,382.6)	355,106.7
Large Cap Growth		101,237.5	52,992.2	(65,114.1)	89,115.6
Mid Cap Growth		38,392.2	54,644.1	(35,392.3)	57,644.0
Small Cap Growth		6,415.0	154.2	(129.5)	6,439.7
ALPS VARIABLE INVESTMENT TRUST:
ALPS/Alerian Energy Infrastructure		870,957.1	1,439,139.5	(1,185,924.7)	1,124,171.9
ALPS/Red Rocks Listed Private Equity		25,992.0	61,847.1	(39,114.2)	48,724.9
ALPS VARIABLE INVESTMENT TRUST:
Morningstar ETF Asset Allocation Series:	c
Aggressive Growth		44,508.5	43,838.2	(2,693.4)	85,653.3
Balanced		651,723.5	207,891.1	(145,815.5)	713,799.1
Conservative		178,104.4	238,872.0	(124,628.6)	292,347.8
Growth		390,847.8	122,030.4	(47,439.4)	465,438.8
Income and Growth		149,680.5	120,674.1	(49,033.2)	221,321.4
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		262,230.9	189,686.6	(83,315.4)	368,602.1
Income & Growth		333,040.4	245,953.5	(173,094.3)	405,899.6
Inflation Protection		341,641.8	521,078.4	(320,194.5)	542,525.7
International		151,217.2	20,040.9	(56,724.9)	114,533.2
Large Company Value		324,052.7	74,743.3	(79,207.7)	319,588.3
Mid Cap Value		424,467.4	18,123.3	(67,006.5)	375,584.2
Ultra		90,645.5	216,522.9	(174,542.3)	132,626.1
Value		368,237.8	447,408.7	(292,081.6)	523,564.9
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation		1,101,035.8	743,891.6	(585,596.7)	1,259,330.7
Blue Chip Income and Growth		219,955.9	970,507.5	(438,151.3)	752,312.1
Bond		670,249.6	453,333.2	(830,767.1)	292,815.7
Global Bond		117,974.0	205,071.1	(163,877.3)	159,167.8
Growth		663,791.9	653,137.4	(275,340.1)	1,041,589.2
Growth-Income		644,069.6	481,590.2	(229,374.7)	896,285.1
High Income Bond		62,951.8	7,576,216.2	(6,939,153.1)	700,014.9
International		719,366.6	500,937.9	(96,907.7)	1,123,396.8
Managed Risk Asset Allocation		102,218.1	85,153.0	(25,792.9)	161,578.2
Managed Risk Blue Chip and Growth		31,696.9	167,137.7	(85,333.0)	113,501.6
Managed Risk Growth		27,744.9	—	(9,311.2)	18,433.7
Managed Risk Growth-Income		22,120.2	2,296.3	(20,961.4)	3,455.1
Managed Risk International		5,769.0	—	(2,062.5)	3,706.5
Mortgage		582,538.1	907,984.9	(1,239,454.2)	251,068.8
New World		124,539.5	473,372.4	(68,076.1)	529,835.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
BLACKROCK VARIABLE SERIES FUNDS:
Capital Appreciation		7,348.5	—	(4,662.2)	2,686.3
Equity Dividend		257,975.0	110,414.8	(93,154.6)	275,235.2
Global Allocation		1,241,897.4	406,207.8	(252,194.1)	1,395,911.1
High Yield		854,167.1	13,045,580.5	(11,974,956.1)	1,924,791.5
iShares® Alternative Strategies		17,691.5	337,418.1	(236,452.5)	118,657.1
iShares® Dynamic Fixed Income		31,894.7	49,693.8	(25,533.4)	56,055.1
Advantage Large Cap Core	o	44,067.6	26,378.6	(28,040.0)	42,406.2
Large Cap Focus Growth	q	52,576.1	168,998.5	(177,515.4)	44,059.2
Advantage Large Cap Value	p	32,606.6	21,956.3	(20,757.3)	33,805.6
Total Return		718,033.1	1,630,279.9	(1,463,404.6)	884,908.4
U.S. Government Bond		131,235.0	854,336.2	(785,651.4)	199,919.8
CALVERT VARIABLE PRODUCTS:
SRI Balanced		31,000.4	12,574.6	(641.6)	42,933.4
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy		90,932.3	1,395,895.0	(426,507.9)	1,060,319.4
Select Large-Cap Value		123,519.5	173,103.2	(92,424.6)	204,198.1
Select Smaller-Cap Value		318,357.7	191,802.9	(214,781.2)	295,379.4
Seligman Global Technology		96,563.7	534,362.0	(429,138.7)	201,787.0
Strategic Income	a	—	133,611.8	(79,237.9)	54,373.9
CREDIT SUISSE TRUST:
Commodity Return Strategy		275,534.3	367,345.4	(332,868.3)	310,011.4
DFA INVESTMENT DIMENSIONS GROUP, INC.:
VA Global Bond		6,113,089.0	1,994,230.1	(1,035,995.8)	7,071,323.3
VA Global Moderate Allocation		1,444,519.4	1,368,437.8	(487,738.5)	2,325,218.7
VA International Small		2,416,353.8	801,546.7	(527,825.4)	2,690,075.1
VA International Value		4,033,455.6	2,148,692.3	(1,244,301.3)	4,937,846.6
VA Short-Term Fixed		3,447,307.4	1,344,193.6	(1,343,057.7)	3,448,443.3
VA U.S. Large Value		4,089,944.9	1,675,060.3	(846,592.5)	4,918,412.7
VA U.S. Targeted Value		2,490,219.0	1,261,598.4	(563,914.9)	3,187,902.5
DELAWARE VIP TRUST;
Small Cap Value Series		20,064.8	796,084.8	(171,062.9)	645,086.7
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		557,396.9	623,150.4	(342,826.9)	837,720.4
DREYFUS SUSTAINABLE US EQUITY:	r	45,859.1	3,178.2	(13,027.9)	36,009.4
DREYFUS STOCK INDEX FUND:		1,713,859.1	1,721,769.1	(1,397,204.5)	2,038,423.7
DREYFUS VARIABLE INVESTMENT FUND:
International Value		301,377.7	111,618.1	(60,236.6)	352,759.2
EATON VANCE VARIABLE TRUST:
Floating-Rate Income		2,789,397.0	4,970,617.7	(2,389,233.9)	5,370,780.8
Large-Cap Value		31,754.0	62,928.6	(22,947.7)	71,734.9
FEDERATED INSURANCE SERIES:
High Income Bond II		309,052.4	1,049,636.2	(965,725.8)	392,962.8
Kaufmann II		147,051.7	40,162.9	(106,719.0)	80,495.6
Managed Volatility II		800,734.8	86,109.4	(504,545.7)	382,298.5
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced		537,082.0	300,526.4	(300,147.4)	537,461.0
Contrafund		1,432,706.7	421,761.3	(623,070.5)	1,231,397.5
Disciplined Small Cap		59,587.5	96,491.4	(40,138.3)	115,940.6
Dynamic Capital Appreciation		1,882.5	2.0	(8.6)	1,875.9
Equity-Income		129,494.0	106,883.4	(100,699.0)	135,678.4
Freedom Income	a	—	26,865.7	(23,046.1)	3,819.6
Funds Manager 20%		1,508.7	—	(22.2)	1,486.5
Funds Manager 50%		46,196.4	—	(3,458.8)	42,737.6
Funds Manager 60%		58,338.5	—	(1,543.9)	56,794.6
Funds Manager 70%		83.7	—	(0.1)	83.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
FIDELITY VARIABLE INSURANCE PRODUCTS: (continued)
Growth		288,982.3	136,959.4	(210,198.6)	215,743.1
Growth & Income		119,024.0	210,514.3	(186,012.9)	143,525.4
Growth Opportunities		69,641.4	58,008.2	(66,815.7)	60,833.9
High Income		272,035.0	2,225,171.2	(1,882,193.5)	615,012.7
International Capital Appreciation		205,858.4	335,731.7	(139,608.2)	401,981.9
Investment Grade Bond		1,158,549.4	1,363,444.5	(1,150,888.3)	1,371,105.6
Mid Cap		287,677.6	89,022.5	(95,405.4)	281,294.7
Overseas		505,933.4	332,888.5	(224,932.5)	613,889.4
Real Estate		507,206.1	1,008,536.9	(969,250.5)	546,492.5
Strategic Income		1,615,538.9	1,635,999.6	(1,367,570.0)	1,883,968.5
Target Volatility		46,153.1	467.8	(5,882.1)	40,738.8
Value		170,891.4	118,437.8	(119,890.0)	169,439.2
Value Strategies		5,815.6	94.5	(2,902.6)	3,007.5
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable		1,336,932.1	874,909.3	(516,481.7)	1,695,359.7
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate		231,432.2	170,507.2	(222,616.4)	179,323.0
High Income		231,601.1	960,379.7	(656,022.1)	535,958.7
Income		712,004.1	496,385.6	(546,925.4)	661,464.3
Mutual Shares		172,797.4	53,197.0	(25,966.1)	200,028.3
Rising Dividends		3,828.6	438,902.4	(75,517.0)	367,214.0
Strategic Income		849,457.7	232,308.7	(268,801.3)	812,965.1
Templeton Global Bond		2,689,632.3	707,680.1	(1,219,281.9)	2,178,030.5
U.S. Government Securities		726,665.5	1,758,265.8	(2,089,760.3)	395,171.0
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Global Trends Allocation		16,224.9	—	(3,042.5)	13,182.4
Multi-Strategy Alternatives		140,120.1	84,744.8	(83,814.6)	141,050.3
Strategic Income		10,016.0	220,381.2	(55,916.3)	174,480.9
GUGGENHEIM VARIABLE INSURANCE FUNDS
CLS AdvisorOne Global Diversified Equity Fund		54,924.0	17,157.5	(41,652.1)	30,429.4
CLS AdvisorOne Global Growth Fund			32.5		32.5
CLS AdvisorOne Growth and Income Fund		56,687.5	18,386.1	(59,460.0)	15,613.6
Global Managed Futures Strategy		444,161.3	172,982.4	(263,784.1)	353,359.6
Long Short Equity		154,765.0	62,816.8	(104,778.5)	112,803.3
Multi-Hedge Strategies		572,733.3	249,229.8	(344,393.9)	477,569.2
Rydex Banking		216,855.3	2,146,419.8	(1,537,447.0)	825,828.1
Rydex Basic Materials		33,842.4	1,349,863.9	(1,216,432.2)	167,274.1
Rydex Biotechnology		131,966.6	343,206.2	(405,281.8)	69,891.0
Rydex Commodities Strategy		181,137.4	4,511,066.6	(4,414,797.9)	277,406.1
Rydex Consumer Products		321,582.4	1,484,030.2	(1,670,953.4)	134,659.2
Rydex Dow 2X Strategy		91,498.8	1,112,609.4	(1,078,417.0)	125,691.2
Rydex Electronics		10,727.1	931,629.7	(868,441.4)	73,915.4
Rydex Energy		61,392.4	3,394,580.2	(3,230,325.9)	225,646.7
Rydex Energy Services		41,267.1	1,136,388.9	(1,110,549.0)	67,107.0
Rydex Europe 1.25X Strategy		50,697.1	472,352.0	(484,610.0)	38,439.1
Rydex Financial Services		336,115.9	1,166,901.3	(1,184,410.4)	318,606.8
Rydex Government Long Bond 1.2X Strategy		137,297.6	9,469,427.3	(9,335,120.6)	271,604.3
Rydex Health Care		217,074.5	558,546.5	(722,551.2)	53,069.8
Rydex High Yield Strategy		6,569.8	2,478,186.5	(2,405,917.2)	78,839.1
Rydex Internet		135,164.1	605,667.7	(662,945.2)	77,886.6
Rydex Inverse Dow 2X Strategy		784,985.7	56,229,246.2	(56,699,037.3)	315,194.6
Rydex Inverse Gov't Long Bond Strategy		210,700.7	17,933,529.9	(17,930,451.4)	213,779.2
Rydex Inverse Mid-Cap Strategy		9,961.0	1,013,749.8	(1,011,007.0)	12,703.8
Rydex Inverse NASDAQ-100® Strategy		118,081.0	7,469,414.8	(7,252,343.8)	335,152.0
Rydex Inverse Russell 2000® Strategy		1,322,122.0	6,036,851.6	(7,193,020.6)	165,953.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Inverse S&P 500 Strategy		403,939.5	20,032,208.3	(20,302,024.5)	134,123.3
Rydex Japan 2X Strategy		14,211.0	270,103.0	(271,983.1)	12,330.9
Rydex Leisure		193,332.1	666,680.0	(693,123.5)	166,888.6
Rydex Mid Cap 1.5X Strategy		2,444.7	1,216,333.8	(1,183,834.8)	34,943.7
Rydex NASDAQ-100®		570,699.1	2,576,199.2	(2,945,114.0)	201,784.3
Rydex NASDAQ-100® 2X Strategy		269,857.4	1,905,286.5	(1,829,656.1)	345,487.8
Rydex Nova		341,737.7	4,786,711.8	(4,684,046.3)	444,403.2
Rydex Precious Metals		249,078.3	4,201,591.8	(4,135,888.7)	314,781.4
Rydex Real Estate		101,878.4	1,475,879.3	(1,493,837.6)	83,920.1
Rydex Retailing		148,010.4	471,319.5	(544,335.8)	74,994.1
Rydex Russell 2000® 1.5X Strategy		26,701.6	895,733.8	(888,744.6)	33,690.8
Rydex Russell 2000® 2X Strategy		57,968.2	8,748,092.4	(8,633,695.0)	172,365.6
Rydex S&P 500 2X Strategy		366,888.4	9,669,702.0	(9,911,162.7)	125,427.7
Rydex S&P 500 Pure Growth		255,326.9	2,268,458.1	(2,369,540.2)	154,244.8
Rydex S&P 500 Pure Value		182,307.9	631,218.8	(651,305.8)	162,220.9
Rydex S&P MidCap 400 Pure Growth		158,929.4	333,117.3	(432,907.7)	59,139.0
Rydex S&P MidCap 400 Pure Value		75,784.7	712,671.4	(647,452.1)	141,004.0
Rydex S&P SmallCap 600 Pure Growth		103,767.0	857,681.0	(779,927.8)	181,520.2
Rydex S&P SmallCap 600 Pure Value		98,990.8	750,616.7	(653,266.5)	196,341.0
Rydex Strengthening Dollar 2X Strategy		100,510.9	1,937,647.8	(1,748,341.3)	289,817.4
Rydex Technology		201,986.9	991,594.0	(984,518.5)	209,062.4
Rydex Telecommunications		30,155.4	1,199,746.2	(1,045,489.7)	184,411.9
Rydex Transportation		58,278.1	477,594.4	(381,268.0)	154,604.5
Rydex U.S. Government Money Market		249,749.1	10,220.0	(31,576.7)	228,392.4
Rydex Utilities		229,338.1	3,263,835.0	(3,303,529.2)	189,643.9
Rydex Weakening Dollar 2X Strategy		45,990.0	456,146.2	(483,783.3)	18,352.9
VT Floating Rate Strategies		1,487,104.6	1,352,690.9	(855,617.7)	1,984,177.8
VT High Yield		54,071.2	3,271,510.7	(1,767,227.5)	1,558,354.4
VT Large Cap Value		1,634.7	—	(42.7)	1,592.0
VT Macro Opportunities	d	237,642.6	158,876.4	(396,519.0)	—
VT Small Cap Value		43,163.1	81,252.6	(47,110.1)	77,305.6
VT StylePlus Large Core		301.7	—	(4.7)	297.0
VT StylePlus Large Growth		76,970.5	76,323.1	(91,270.2)	62,023.4
VT StylePlus Mid Growth		54,231.1	19,766.8	(18,769.9)	55,228.0
VT StylePlus Small Growth		186.0	—	(131.3)	54.7
VT U.S. Total Return Bond		2,305,188.5	3,353,818.1	(3,073,417.8)	2,585,588.8
VT World Equity Income		23,342.5	4,279.0	(13,419.9)	14,201.6
INVESCO VARIABLE INSURANCE FUNDS:
Balanced-Risk Allocation		214,207.2	260,047.9	(191,894.9)	282,360.2
Comstock		170,361.9	143,209.2	(198,699.1)	114,872.0
Core Equity		45,518.6	61,431.6	(12,041.0)	94,909.2
Core Plus Bond	a	—	59,264.4	(16,315.0)	42,949.4
Diversified Dividend		405,335.7	1,424,652.5	(740,564.9)	1,089,423.3
Equity and Income		380,861.3	254,166.0	(121,754.0)	513,273.3
Global Health Care		103,816.2	146,172.4	(197,881.3)	52,107.3
Global Real Estate		499,733.2	415,607.5	(359,690.0)	555,650.7
Government Money Market	e	37,441,262.8	237,272,826.0	(247,639,357.2)	27,074,731.6
Government Securities		417,306.9	3,753,069.6	(3,500,189.8)	670,186.7
Growth and Income		101,350.9	184,887.4	(92,218.3)	194,020.0
High Yield		147,938.4	4,090,992.4	(3,173,297.8)	1,065,633.0
International Growth		676,965.4	348,105.2	(270,482.0)	754,588.6
Mid Cap Core Equity		137,275.6	100,860.6	(85,315.2)	152,821.0
Technology		122,442.7	210,360.5	(319,473.2)	13,330.0
Value Opportunities		7,801.0	—	(7,090.8)	710.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
IVY VARIABLE INSURANCE PORTFOLIOS, INC.:	f
Asset Strategy		813,371.1	138,665.8	(371,415.0)	580,621.9
Balanced		281,421.1	84,704.6	(128,309.8)	237,815.9
Bond		109,648.9	618,412.0	(612,308.7)	115,752.2
Dividend Opportunities		10,764.2	699.4	(2,750.3)	8,713.3
Energy		192,760.0	530,209.4	(440,595.7)	282,373.7
Global Bond		46,950.9	110,871.7	(65,620.9)	92,201.7
Natural Resources	s	110,082.0	229,165.3	(112,691.1)	226,556.2
Growth		2,177.2	—	(1,274.3)	902.9
High Income		487,899.9	2,397,353.2	(1,550,481.3)	1,334,771.8
Limited Term Bond		364,434.8	159,476.7	(181,719.0)	342,192.5
Mid Cap Growth		177,623.2	59,563.8	(53,856.0)	183,331.0
Science and Technology		320,112.5	340,161.6	(507,307.6)	152,966.5
Value		61,945.7	59,459.6	(76,459.5)	44,945.8
JANUS HENDERSON VIT FUNDS – INSTITUTIONAL:	t
Balanced		1,531,745.1	426,956.0	(336,989.9)	1,621,711.2
Enterprise		569,971.2	547,228.8	(298,302.7)	818,897.3
Forty		610,959.5	178,179.3	(451,462.1)	337,676.7
Global Research		74,439.3	94,021.2	(95,404.3)	73,056.2
Research	u	126,306.8	89,086.4	(87,711.9)	127,681.3
Overseas		296,684.9	128,113.6	(269,982.4)	154,816.1
Perkins Mid Cap Value		449,886.5	532,913.5	(149,784.1)	833,015.9
JANUS HENDERSON VIT FUNDS – SERVICE:	t
Flexible Bond		2,504,394.9	1,062,326.8	(987,790.1)	2,578,931.6
Global Allocation – Moderate		1,567.0	—	(1.8)	1,565.2
Global Technology		7,446.7	—	(328.5)	7,118.2
Global Unconstrained Bond	a	—	39,904.1	(10,170.2)	29,733.9
JOHN HANCOCK VARIABLE INSURANCE TRUST:
Emerging Market Value Trust		45,753.2	294,026.3	(102,757.5)	237,022.0
JPMORGAN INSURANCE TRUST:
Global Allocation		13,529.1	768,620.9	(18,195.6)	763,954.4
Income Builder		21,958.1	327,590.2	(37,363.1)	312,185.2
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Equity		1,081,165.6	1,242,500.2	(1,071,431.7)	1,252,234.1
Global Dynamic Multi-Asset		94,348.6	58,574.5	(71,235.9)	81,687.2
International Equity		849,854.5	332,321.5	(360,992.7)	821,183.3
US Small-Mid Cap Equity		75,055.6	70,190.3	(68,105.7)	77,140.2
US Strategic Equity		94,725.4	5,551.9	(8,034.3)	92,243.0
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
BW Absolute Return Opportunities Portfolio	h	101,951.2	309,455.0	(411,406.2)	—
ClearBridge Aggressive Growth		628,599.1	173,649.3	(289,471.4)	512,777.0
ClearBridge Dividend Strategy		140,339.3	461,329.5	(240,143.6)	361,525.2
ClearBridge Large Cap Growth		312,049.3	567,721.6	(532,166.1)	347,604.8
ClearBridge Small Cap Growth		134,105.8	92,723.1	(103,263.5)	123,565.4
QS Dynamic Multi-Strategy		133,293.6	16,998.5	(84,606.9)	65,685.2
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		96,857.9	506,956.0	(465,206.4)	138,607.5
LORD ABBETT SERIES FUND, INC.:
Bond Debenture		1,077,345.7	1,004,558.8	(1,042,132.7)	1,039,771.8
Calibrated Dividend Growth		148,822.7	340,152.7	(240,174.5)	248,800.9
Classic Stock		5,199.1	—	(649.2)	4,549.9
Growth and Income		148,477.1	292,657.8	(54,533.3)	386,601.6
International Opportunities		547,381.6	230,584.0	(404,560.5)	373,405.1
MFS VARIABLE INSURANCE TRUST:
Growth Series – Service		—	27,218.5	(2,898.6)	24,319.9
Value Series – Service		—	28,051.0	(2,542.8)	25,508.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index		228,213.4	409,684.4	(265,531.9)	372,365.9
International Index		1,031,168.3	732,218.0	(436,686.4)	1,326,699.9
Mid Cap Index		486,095.3	816,340.4	(502,006.0)	800,429.7
S&P 500 Index		858,751.2	935,723.1	(947,263.4)	847,210.9
Small Cap Index		671,136.4	523,801.0	(380,482.9)	814,454.5
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
US Equity Index PutWrite Strategy	w	70,061.5	181,369.8	(139,776.6)	111,654.7
Large Cap Value		79,916.6	391,456.4	(185,401.9)	285,971.1
Mid Cap Growth		157,913.5	21,961.4	(115,063.0)	64,811.9
Mid Cap Intrinsic Value		216,099.6	98,920.5	(113,005.0)	202,015.1
Short Duration Bond		471,457.6	230,729.8	(361,572.1)	340,615.3
Socially Responsive		89,394.3	13,841.3	(32,270.4)	70,965.2
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Balanced Class 3		36,494.9	287,516.2	(278,926.3)	45,084.8
7Twelve Balanced Class 4		22,143.9	—	(12,118.5)	10,025.4
Adaptive Allocation		10,275.2	—	(8,780.5)	1,494.7
Anchor Tactical Credit Strategies	b	—	735,226.8	(30,637.2)	704,589.6
BTS Tactical Fixed Income		6,559.5	2,794,185.0	(2,005,174.4)	795,570.1
Changing Parameters		1,212,480.0	156,233.7	(644,803.2)	723,910.5
JNF Exceed Defined Shield	g	112,820.0	68,244.1	(136,193.1)	44,871.0
Power Momentum	x	136,592.8	25,278.9	(86,201.5)	75,670.2
Power Dividend Income	y	64,957.1	33,047.4	(48,554.2)	49,450.3
Mariner Managed Futures Strategy		587,414.6	278,086.0	(308,572.8)	556,927.8
Power Income 2		310,861.7	79,782.0	(270,471.1)	120,172.6
Probabilities		2,491,855.7	463,531.9	(1,446,900.2)	1,508,487.4
TOPS Aggressive Growth ETF – CL 1		6,198.9	—	(11.0)	6,187.9
TOPS Balanced ETF – CL 1		1,880.4	11,516.4	(1.6)	13,395.2
TOPS Conservative ETF – CL 1		24,262.1	—	(183.1)	24,079.0
TOPS Conservative ETF – CL 2		160,679.7	174,872.7	(311,489.0)	24,063.4
TOPS Growth – CL 1		145,772.9	8,124.4	(7,446.4)	146,450.9
TOPS Growth – CL 2		3,969.3	—	(232.3)	3,737.0
TOPS Managed Risk Balanced ETF – CL 1		80,913.2	4,717.1	(42,779.8)	42,850.5
TOPS Managed Risk Balanced ETF – CL 2		180,392.4	59,855.1	(65,669.8)	174,577.7
TOPS Managed Risk Growth ETF – CL 1		3,069,457.3	18,644.0	(548,226.7)	2,539,874.6
TOPS Managed Risk Growth ETF – CL 2		16,070.7	23,332.8	(8,677.0)	30,726.5
TOPS Managed Risk Moderate Growth ETF – CL 1		249,167.9	14,696.5	(136,610.5)	127,253.9
TOPS Managed Risk Moderate Growth ETF – CL 2		126,262.7	34,987.0	(100,934.3)	60,315.4
TOPS Moderate Growth ETF – CL 1		139,253.9	35,125.6	(28,923.0)	145,456.5
TOPS Moderate Growth ETF – CL 2		2,718.1	125.4	(256.0)	2,587.5
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Conservative Balanced		8,298.4	—	(3.0)	8,295.4
Total Return Bond		341,846.0	1,881,166.9	(2,082,551.2)	140,461.7
Global	z	518,203.5	230,536.9	(163,600.8)	585,139.6
Global Multi-Alternatives		24,038.6	35,818.8	(13,994.0)	45,863.4
Global Strategic Income		124,344.0	159,365.9	(129,629.4)	154,080.5
International Growth		801,106.4	1,176,537.1	(1,086,103.3)	891,540.2
Main Street®		153,095.3	154,645.6	(157,661.7)	150,079.2
PIMCO VARIABLE INSURANCE TRUST:
All Asset		1,332,643.8	112,327.6	(784,278.8)	660,692.6
All Asset All Authority – Admin		255,511.1	126,494.1	(172,797.2)	209,208.0
All Asset All Authority – Institutional		84,441.2	1,025.7	(29.5)	85,437.4
CommodityRealReturn Strategy		1,312,514.6	1,753,314.4	(1,471,679.8)	1,594,149.2
Emerging Markets Bond		836,402.4	2,450,271.3	(2,315,819.1)	970,854.6
Foreign Bond Unhedged		380,227.3	432,192.2	(455,191.0)	357,228.5
Foreign Bond US Dollar-Hedged		1,524,976.3	786,247.9	(1,075,288.5)	1,235,935.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PIMCO VARIABLE INSURANCE TRUST: (continued)
Global Core Bond Hedged	aa	21,506.5	41,027.9	(37,378.7)	25,155.7
Global Bond Unhedged		128,663.9	162,165.0	(151,367.4)	139,461.5
Global Diversified Allocation		4,957.1	1,837.2	(6,064.6)	729.7
Global Multi-Asset		93,980.1	10,796.2	(23,103.9)	81,672.4
High Yield		1,273,071.4	6,243,190.0	(5,836,030.0)	1,680,231.4
Income	a	—	3,802,932.2	(2,132,001.0)	1,670,931.2
Long-Term US Government		245,257.1	2,093,987.9	(2,123,191.1)	216,053.9
Low Duration		2,296,247.2	2,163,823.9	(2,159,614.6)	2,300,456.5
Real Return		1,187,240.5	560,465.6	(477,710.6)	1,269,995.5
Short-Term		1,861,637.5	1,536,538.6	(1,922,281.3)	1,475,894.8
Total Return		5,524,880.0	2,382,194.7	(2,272,425.6)	5,634,649.1
Unconstrained Bond		1,006,248.6	213,739.7	(308,383.7)	911,604.6
AMUNDI PIONEER ASSET MANAGEMENT:	n
Bond		813,865.0	564,151.5	(610,946.3)	767,070.2
Disciplined Value	i	83,059.9	1,158.7	(84,218.6)	—
Emerging Markets		80,034.7	432,687.7	(364,884.0)	147,838.4
Equity Income		243,913.6	265,963.3	(209,802.3)	300,074.6
Fund		17,986.2	101,912.7	(72,048.1)	47,850.8
High Yield		124,754.3	303,637.1	(277,406.2)	150,985.2
Mid Cap Value		59,898.7	51,904.6	(48,548.1)	63,255.2
Strategic Income		947,596.4	469,496.3	(658,127.8)	758,964.9
PROFUNDS VP:
Access VP High Yield		64,897.8	826,647.5	(823,900.9)	67,644.4
Asia 30		252,168.0	1,503,726.0	(1,690,485.0)	65,409.0
Banks		75,909.8	167,522.4	(155,122.9)	88,309.3
Basic Materials		53,883.5	593,116.4	(558,410.5)	88,589.4
Bear		124,453.8	8,679,859.5	(8,636,685.2)	167,628.1
Biotechnology		90,081.1	167,388.4	(224,443.4)	33,026.1
Bull		947,096.6	6,376,936.1	(6,685,505.3)	638,527.4
Consumer Goods		109,096.1	431,580.4	(480,756.2)	59,920.3
Consumer Services		83,941.6	525,476.8	(549,984.9)	59,433.5
Emerging Markets		35,103.8	2,858,763.3	(2,768,549.5)	125,317.6
Europe 30		121,964.3	879,769.8	(931,980.9)	69,753.2
Falling U.S. Dollar		380.5	573,936.1	(567,063.3)	7,253.3
Financials		306,836.6	823,155.4	(847,418.8)	282,573.2
Government Money Market	j	5,541,822.5	60,375,427.8	(62,731,511.3)	3,185,739.0
Health Care		178,942.6	205,709.5	(322,298.7)	62,353.4
Industrials		63,707.0	965,471.2	(654,433.9)	374,744.3
International		27,351.2	731,549.2	(740,860.2)	18,040.2
Internet		162,271.9	474,914.7	(580,560.6)	56,626.0
Japan		115,619.7	343,125.7	(306,152.6)	152,592.8
Large-Cap Growth		221,839.7	898,221.1	(914,564.7)	205,496.1
Large-Cap Value		11,373.5	762,845.4	(585,888.4)	188,330.5
Mid-Cap		1,236,676.3	2,539,992.9	(2,273,457.7)	1,503,211.5
Mid-Cap Growth		208,391.6	440,259.4	(623,108.4)	25,542.6
Mid-Cap Value		134,638.2	783,283.3	(661,314.0)	256,607.5
NASDAQ-100		570,742.8	6,739,567.0	(6,783,639.9)	526,669.9
Oil & Gas		96,758.8	1,146,139.8	(870,440.9)	372,457.7
Pharmaceuticals		41,007.5	141,555.2	(159,442.8)	23,119.9
Precious Metals		167,602.5	10,506,917.6	(10,455,597.3)	218,922.8
Real Estate		76,080.4	359,159.7	(408,137.8)	27,102.3
Rising Rates Opportunity		259,561.3	7,000,633.9	(6,856,095.6)	404,099.6
Semiconductor		73,576.8	420,870.8	(447,913.3)	46,534.3
Short Emerging Markets		322,047.1	1,926,459.6	(2,211,393.2)	37,113.5
Short International		55,195.7	1,523,413.7	(1,576,388.2)	2,221.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PROFUNDS VP: (continued)
Short Mid-Cap		7,091.1	770,849.7	(777,239.8)	701.0
Short NASDAQ-100		29,559.7	23,332,755.7	(23,308,340.4)	53,975.0
Short Small-Cap		12,934.7	1,476,674.2	(1,450,621.4)	38,987.5
Small Cap		301,303.3	887,023.9	(686,532.4)	501,794.8
Small-Cap Growth		100,574.5	493,604.0	(440,591.5)	153,587.0
Small-Cap Value		100,907.6	1,289,435.9	(825,835.5)	564,508.0
Technology		94,754.0	595,754.4	(617,492.2)	73,016.2
Telecommunications		7,635.7	899,582.0	(861,782.2)	45,435.5
U.S. Government Plus		160,504.6	4,932,753.1	(4,914,151.0)	179,106.7
UltraBull		27,592.4	537,707.4	(483,520.2)	81,779.6
UltraMid-Cap		12,775.4	310,827.1	(261,015.3)	62,587.2
UltraNASDAQ-100		39,650.8	3,917,768.6	(3,646,515.6)	310,903.8
UltraShort NASDAQ-100		162,563.3	34,204,576.4	(33,817,250.0)	549,889.7
UltraSmall-Cap		25,989.5	4,645,010.6	(4,611,783.3)	59,216.8
Utilities		64,915.4	1,453,013.6	(1,396,682.3)	121,246.7
PUTNAM VARIABLE TRUST:
Absolute Return 500		308,101.4	183,398.5	(366,573.7)	124,926.2
American Government Income		128,936.3	235,152.4	(263,554.9)	100,533.8
Diversified Income		370,716.2	85,154.4	(258,655.8)	197,214.8
Equity Income		315,334.5	126,264.7	(193,984.9)	247,614.3
High Yield		84,097.7	5,111,451.6	(3,965,531.9)	1,230,017.4
Income		611,740.7	243,829.8	(251,720.4)	603,850.1
Voyager	k	95,911.0	15,836.1	(111,747.1)	–0–
REDWOOD INVESTMENT MANAGEMENT:
VIT Managed Volatility Class I		2,025,076.7	38,876.2	(895,592.3)	1,168,360.6
VIT Managed Volatility Class N		545,943.9	628,416.5	(575,580.5)	598,779.9
ROYCE CAPITAL FUND:
Micro-Cap		124,160.5	159,106.3	(61,006.0)	222,260.8
Small-Cap		349,641.1	197,578.7	(160,061.3)	387,158.5
RUSSELL INVESTMENT FUNDS:
Aggressive Equity US Small Cap Equity	ad	1,509.7	—	(13.4)	1,496.3
Balanced Strategy		64,879.1	—	(3,157.1)	61,722.0
Strategic Bond	ac	35,038.1	—	(5,652.2)	29,385.9
Equity Growth Strategy		17,291.5	—	(151.7)	17,139.8
Global Real Estate Securities		125,319.8	—	(58,700.6)	66,619.2
Moderate Strategy		26,070.5	—	(104.0)	25,966.5
US Strategic Equity	ae	12,193.4	—	(122.1)	12,071.3
International Developed Markets	ab	13,155.2	—	(2,131.9)	11,023.3
SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy		9,067.9	30,141.5	(1,340.1)	37,869.3
Conservative Strategy		134,743.0	242,520.8	(238,423.4)	138,840.4
Defensive Strategy		43,883.8	189,527.3	(141,235.4)	92,175.7
Market Growth Strategy		255,293.0	35,281.0	(104,373.1)	186,200.9
Market Plus Strategy		135,544.2	21,984.4	(81,615.9)	75,912.7
Moderate Strategy		137,763.6	77,466.2	(85,368.1)	129,861.7
T. ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth II		1,473,912.6	919,097.6	(942,202.6)	1,450,807.6
Equity Income II		744,127.5	405,590.6	(329,251.9)	820,466.2
Health Sciences II		673,756.8	438,441.6	(724,164.6)	388,033.8
T. ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond II		855,521.1	298,727.9	(386,780.5)	767,468.5
THIRD AVENUE VARIABLE SERIES TRUST:
Value		268,071.0	73,616.1	(61,627.8)	280,059.3
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth		219,366.1	60,331.9	(107,172.7)	172,525.3
Strategic Growth		177,204.2	57,230.7	(60,677.4)	173,757.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund		358,221.9	1,390,096.4	(996,251.6)	752,066.7
VANECK VIP TRUST:	l
Emerging Markets		636,454.0	311,042.7	(259,194.2)	688,302.5
Global Gold		152,255.2	1,334,190.5	(1,019,954.9)	466,490.8
Global Hard Assets		166,129.7	460,656.7	(364,278.9)	262,507.5
Unconstrained Emerging Markets		72,522.5	365,766.5	(374,818.5)	63,470.5
VANGUARD VARIABLE INSURANCE FUND:
Balanced		2,639,878.0	1,604,349.8	(610,812.5)	3,633,415.3
Capital Growth		844,346.2	461,951.9	(311,576.3)	994,721.8
Diversified Value		987,296.5	359,806.7	(238,527.8)	1,108,575.4
Equity Income		2,428,122.3	1,478,982.2	(614,960.1)	3,292,144.4
Equity Index		3,432,252.7	3,219,493.6	(1,528,857.8)	5,122,888.5
Growth		1,252,494.1	662,155.4	(561,964.6)	1,352,684.9
High Yield Bond		1,461,327.5	1,753,240.2	(1,020,700.1)	2,193,867.6
International		3,149,724.5	2,120,999.5	(911,112.6)	4,359,611.4
Mid-Cap Index		1,874,595.7	1,033,825.3	(589,455.8)	2,318,965.2
REIT Index		2,401,177.1	1,779,222.4	(1,272,436.8)	2,907,962.7
Short-Term Investment Grade		8,350,252.2	4,318,747.8	(2,766,280.5)	9,902,719.5
Small Company Growth		983,183.7	712,116.6	(345,156.2)	1,350,144.1
Total Bond Market Index		6,579,541.9	6,683,980.6	(2,771,342.4)	10,492,180.1
Total Stock Market Index		4,439,302.7	2,793,341.6	(1,179,940.2)	6,052,704.1
VIRTUS VARIABLE INSURANCE TRUST:
Equity Trend Rampart Equity Trend	v	382,189.4	1,423.1	(251,786.4)	131,826.1
Duff & Phelps International	af	201,904.9	20,810.3	(115,244.5)	107,470.7
Newfleet Multi-Sector Intermediate Bond	ah	492,394.6	492,030.5	(425,576.0)	558,849.1
Duff & Phelps Real Estate Securities	ag	247,894.9	291,167.6	(309,196.8)	229,865.7
WELLS FARGO VT FUNDS:
Discovery		137,358.2	33,004.2	(62,899.4)	107,463.0
Opportunity		26,692.2	20,855.8	(9,576.0)	37,972.0
Small Cap Value	m	57,609.0	4,273.1	(61,882.1)	—
WESTCHESTER CAPITAL MANAGEMENT:
Merger Fund VL		1,154,077.7	376,645.5	(318,151.2)	1,212,572.0
WILSHIRE VARIABLE INSURANCE TRUST:
2015 ETF		3,652.1	—	(54.5)	3,597.6
2035 ETF		22,627.9	—	(20,460.3)	2,167.6
		237,489,117.4	826,358,496.7	(801,095,711.3)	262,751,902.8

*  See Footnote 6 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

(6)  Detail Descriptions for Statement of Operations and Unit Progression Footnote References

For the period ending December 31, 2017:

a)  Amundi Pioneer Variable Insurance Trust was formerly known as Pioneer Variable Insurance Trust prior to its name change effective July 3, 2017.

b)  For the period January 1, 2017 through October 31, 2017 (liquidation of fund).

c)  BlackRock Advantage Large Cap Core was formerly known as BlackRock Large Cap Core prior to its name change effective June 12, 2017.

d)  BlackRock Advantage Large Cap Value was formerly known as BlackRock Large Cap Value prior to its name change effective June 12, 2017.

e)  BlackRock Large Cap Focus Growth was formerly known as BlackRock Large Cap Growth prior to its name change effective June 12, 2017.

f)  Dreyfus Sustainable U.S. Equity was formerly known as Dreyfus Socially Responsible Growth prior to its name change effective May 1, 2017.

g)  For the period January 1, 2017 through April 27, 2017 (liquidation of fund).

h)  For the period January 1, 2017 through February 24, 2017 (liquidation of fund).

i)  Ivy VIP Natural Resources was formerly known as Ivy VIP Global Natural Resources prior to its name change effective April 28, 2017.

j)  Janus Henderson VIT Funds was formerly known as Janus Aspen Series prior to its name change effective June 5, 2017.

k)  Janus Henderson Research was formerly known as Janus Aspen Janus Fund prior to its name change effective June 5, 2017.

l)  Janus Henderson U.S. Low Volatility was formerly known as Janus Aspen INTECH U.S. Low Volatility prior to its name change effective June 5, 2017.

m)  Neuberger Berman AMT US Equity Index PutWrite Strategy was formerly known as AMT Absolute Return Multi-Manager prior to its name change effective May 1, 2017.

n)  For the period January 1, 2017 through January 25, 2017 (liquidation of fund).

o)  For the period May 1, 2017 (inception of fund) through December 31, 2017.

p)  For the period January 1, 2017 through February 7, 2017 (liquidation of fund).

q)  For the period January 1, 2017 through March 20, 2017 (liquidation of fund).

r)  For the period January 1, 2017 through November 7, 2017 (liquidation of fund).

s)  For the period November 3, 2017 (inception of fund) through December 31, 2017.

t)  Northern Lights Power Momentum was formerly known as JNF SSGA Sector Rotation prior to its name change effective March 1, 2017.

u)  Northern Lights Power Dividend Index was formerly known as JNF SSGA Tactical Allocation prior to its name change effective March 1, 2017.

v)  Oppenheimer Total Return Bond was formerly known as Oppenheimer Core Bond prior to its name change effective April 28, 2017.

w)  PIMCO Global Core Bond (Hedged) was formerly known as PIMCO Global Advantage Strategy Bond prior to its name change effective May 1, 2017.

x)  Russell International Developed Markets was formerly known as Russell Non U.S prior to its name change effective March 1, 2017.

y)  Russell Strategic Bond was formerly known as Russell Core Bond prior to its name change effective March 1, 2017.

z)  Russell U.S. Small Cap Equity was formerly known as Russell Aggressive Equity prior to its name change effective March 1, 2017.

aa)  Russell U.S. Strategic Equity was formerly known as Russell Multi-Style Equity prior to its name change effective March 1, 2017.

ab)  Virtus Duff & Phelps International was formerly known as Virtus International prior to its name change effective April 28, 2017.

ac)  Virtus Duff & Phelps Real Estate Securities was formerly known as Virtus Real Estate Securities prior to its name change effective April 28, 2017.

ad)  Virtus Newfleet Multi-Sector Intermediate Bond was formerly known as Virtus Multi-Sector Fixed Income prior to its name change effective April 28, 2017.

ae)  Virtus Rampart Equity Trend was formerly known as Virtus Equity Trend prior to its name change effective September 26, 2017.

af)  This fund liquidated on December 29, 2017 but the remaining amount was not processed until January 2, 2018.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

For the period ending December 31, 2016:

a)  For the period May 1, 2016 (inception of fund) through December 31, 2016.

b)  For the period November 11, 2016 through December 31, 2016.

c)  ALPS Morningstar ETF Assets Allocation Series as formerly known as the ALPS Ibbotson ETF Asset Allocation Series prior to its name change effective May 1, 2016

d)  For the period January 1, 2016 through August 5, 2016 (liquidation of fund).

e)  Invesco V.I. Government Money Market was formerly known as Invesco V.I. Money Market prior to its name change effective May 1, 2016.

f)  Ivy Variable Insurance Portfolios were formerly known as Ivy Funds Variable Insurance Portfolios prior to its name change effective October 1, 2016.

g)  JNF Exceed Defined Shield Index was formerly known as JNF SSGA Retirement Income Portfolio prior to its name change effective February 22, 2016.

h)  For the period January 1, 2016 through November 29, 2016 (liquidation of fund).

i)  For the period January 1, 2016 through June 2, 2016 (liquidation of fund).

j)  ProFunds VP Government Money Market was formerly known as ProFunds VP Money market prior to tis name change effective May 1, 2016.

k)  For the period January 1, 2016 through November 16, 2016 (liquidation of fund).

l)  VanEck VIP Trust was formerly known as the Van Eck VIP Trust prior to its name change effective May 1 2016.

m)  For the period January 1, 2016 through April 28, 2016 (liquidation of fund).

n)  Amundi Pioneer Asset Management was formerly known as Pioneer Variable Insurance Trust prior to its name change effective July 3, 2017.

o)  BlackRock Advantage Large Cap Core was formerly known as BlackRock Large Cap Core prior to is name change effective June 12, 2017.

p)  BlackRock Advantage Large Cap Value was formerly known as BlackRock Large Cap Value prior to is name change effective June 12, 2017.

q)  BlackRock Large Cap Focus Growth was formerly known as BlackRock Large Cap Growth prior to is name change effective June 12, 2017.

r)  Dreyfus Sustainable U.S. Equity was formerly known as Dreyfus Socially Responsible Growth prior to its name change effective May 1, 2017.

s)  Ivy VIP Natural Resources was formerly known as Ivy VIP Global Natural Resources prior to its name change effective April 28, 2017.

t)  Janus Henderson VIT Funds was formerly known as Janus Aspen Series prior to its name change effective June 5, 2017.

u)  Janus Henderson Research was formerly known as Janus Aspen Janus Fund prior to its name change effective June 5, 2017

v)  Virtus Rampart Equity Trend was formerly known as Virtus Equity Trend prior to its name change effective September 26, 2017.

w)  Neuberger Berman AMT US Equity Index PutWrite Strategy was formerly known as AMT Absolute Return Multi-Manager prior to its name change effective May 1, 2017.

x)  Northern Lights Power Momentum was formerly known as JNF SSGA Sector Rotation prior to its name change effective March 1, 2017.

y)  Northern Lights Power Dividend Index was formerly known as JNF SSGA Tactical Allocation prior to its name change effective March 1, 2017.

z)  Oppenheimer Total Return Bond was formerly known as Oppenheimer Core Bond prior to its name change effective April 28, 2017.

aa)  PIMCO Global Core Bond (Hedged) was formerly known as PIMCO Global Advantage Strategy Bond prior to its name change effective May 1, 2017.

ab)  Russell International Developed Markets was formerly known as Russell Non U.S prior to its name change effective March 1, 2017.

ac)  Russell Strategic Bond was formerly known as Russell Core Bond prior to its name change effective March 1, 2017.

ad)  Russell U.S. Small Cap Equity was formerly known as Russell Aggressive Equity prior to its name change effective March 1, 2017.

ae)  Russell U.S. Strategic Equity was formerly known as Russell Multi-Style Equity prior to its name change effective March 1, 2017.

af)  Virtus Duff & Phelps International was formerly known as Virtus International prior to its name change effective April 28, 2017.

ag)  Virtus Duff & Phelps Real Estate Securities was formerly known as Virtus Real Estate Securities prior to its name change effective April 28, 2017.

ah)  Virtus Newfleet Multi-Sector Intermediate Bond was formerly known as Virtus Multi-Sector Fixed Income prior to its name change effective April 28, 2017.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life Annuity Account G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account G (the Separate Account) as of the date listed in the Appendix, the related statements of operations and changes in net assets for the year or period listed in the Appendix, and the related notes including the financial highlights in Note 4 for the year or period in the one-year period ended December 31, 2017 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations and changes in its net assets for the year or period listed in the Appendix, and the financial highlights for the year or period in the one-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles. The accompanying statements of operations and changes in net assets for the year or period ended December 31, 2016 and the financial highlights in Note 4 for each of the years or period in the four-year period ended December 31, 2016 were audited by other auditors whose report, dated April 28, 2017, expressed an unqualified opinion on those financial statements.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company's separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company's separate accounts since at least 1981.

Columbus, Ohio
April 25, 2018

APPENDIX

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the year then ended.

AB VARIABLE PRODUCTS SERIES FUND, INC.

Dynamic Asset Allocation Portfolio

Global Thematic Growth Portfolio

Growth and Income Portfolio

International Growth Portfolio

International Value Portfolio

Small Cap Growth Portfolio

Small-Mid Cap Value Portfolio

ADVISORS PREFERRED TRUST

Gold Bullion Strategy Portfolio

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

Small Cap Growth Portfolio

ALPS VARIABLE INVESTMENT TRUST

ALPS/Alerian Energy Infrastructure Portfolio

ALPS/Red Rocks Listed Private Equity Portfolio

ALPS VARIABLE INVESTMENT TRUST

Morningstar ETF Asset Allocation Series:

Aggressive Growth EFT Portfolio

Balanced EFT Portfolio

Conservative EFT Portfolio

Growth EFT Portfolio

Income & Growth EFT Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Large Company Value Fund

Mid Cap Value Fund

Ultra Fund

Value Fund

AMERICAN FUNDS INSURANCE SERIES

Asset Allocation Fund

Blue Chip Income and Growth Fund

Bond Fund

Global Bond Fund

Growth Fund

Growth-Income Fund

High-Income Bond Fund

International Fund

Managed Risk Asset Allocation Fund

Managed Risk Blue Chip Income & Growth Fund

Managed Risk Growth Fund

Managed Risk Growth-Income Fund

Managed Risk International Fund

Mortgage Fund

New World Fund

AMUNDI PIONEER VARIABLE CONTRACTS TRUST – Class II(1)

Bond Portfolio

Equity Income Portfolio

Fund Portfolio

High Yield Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

BLACKROCK VARIABLE SERIES FUNDS

Advantage Large Cap Core Fund(1)

Advantage Large Cap Value Fund(1)

Capital Appreciation Fund

Equity Dividend Fund

Global Allocation Fund

High Yield Fund

iShares Alternatives Strategies Fund

iShares Dynamic Fixed Income Fund

Large Cap Focus Growth Fund(1)

Total Return Fund

U.S. Government Bond Fund

CALVERT VARIABLE PRODUCTS

SRI Balanced Fund

COLUMBIA MANAGEMENT INVESTMENT ADVISORS, LLC

AQR Managed Futures Strategy Fund

Select Large-Cap Value Fund

Select Smaller-Cap Value Fund

Seligman Global Technology Fund

Strategic Income Fund

CREDIT SUISSE FUNDS

Commodity Return Strategy Portfolio

DFA INVESTMENTS DIMENSIONS GROUP, INC.

VA Global Bond Portfolio

VA Global Moderate Allocation Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

DELAWARE VIP TRUST

Small Cap Value Series

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND

International Value Fund

THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

THE DREYFUS SUSTAINABLE U.S. EQUITY FUND, INC.(1)

EATON VANCE VARIABLE TRUST

Floating-Rate Income Fund

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II

Managed Volatility Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Balanced Portfolio

Contrafund Portfolio

Disciplined Small Cap Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Freedom Income Portfolio

FundsManager 20% Portfolio

FundsManager 50% Portfolio

FundsManager 60% Portfolio

FundsManager 70% Portfolio

Growth Portfolio

Growth & Income Portfolio

Continued

Growth Opportunities Portfolio

High Income Portfolio

International Capital Appreciation Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Overseas Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Target Volatility Portfolio

Value Portfolio

Value Strategies Portfolio

FIRST EAGLE VARIABLE FUNDS

Overseas Variable Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Global Real Estate II Fund

Income II Fund

Mutual Shares II Fund

Rising Dividends II Fund

Strategic Income II Fund

Templeton Global Bond II Fund

U.S. Government Securities II Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Global Trends Allocation Fund

Multi-Strategy Alternatives Fund

Strategic Income Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

Global Managed Futures Strategy Fund

Long Short Equity Fund

Multi-Hedge Strategies Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex Dow 2X Strategy Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services Fund

Rydex Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex High Yield Fund

Rydex Internet Fund

Rydex Inverse Dow 2X Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse Mid-Cap Strategy Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex Leisure Fund

Rydex Mid Cap 1.5X Strategy Fund

Rydex NASDAQ-100® Strategy Fund

Rydex NASDAQ-100® 2X Strategy Fund

Rydex Nova Fund

Rydex Precious Metals Fund

Rydex Real Estate Fund

Rydex Retailing Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex S&P 500 Pure Value Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex S&P MidCap 400 Pure Value Fund

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex S&P SmallCap 600 Pure Value Fund

Rydex Strengthening Dollar 2X Strategy Fund

Rydex Technology Fund

Rydex Telecommunications Fund

Rydex Transportation Fund

Rydex U.S. Government Money Market Fund

Rydex Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund

VT Floating Rate Strategies Fund

VT High Yield Fund

VT Large Cap Value Fund

VT Small Cap Value Fund

VT StylePlus Large Core Fund

VT StylePlus Large Growth Fund

VT StylePlus Mid Growth Fund

VT StylePlus Small Growth Fund

VT U.S. Total Return Bond Fund

VT World Equity Income Fund

INVESCO VARIABLE INSURANCE FUNDS

Balanced-Risk Allocation Fund

Comstock Fund

Core Equity Fund

Core Plus Bond

Diversified Dividend Fund

Equity and Income Fund

Global Health Care Fund

Global Real Estate Fund

Government Money Market Fund

Government Securities Fund

Growth and Income Fund

High Yield Fund

International Growth Fund

Mid Cap Core Equity Fund

Technology Fund

Value Opportunities Fund

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

Asset Strategy Portfolio

Balanced Portfolio

Bond Portfolio

Dividend Opportunities Portfolio

Energy Portfolio

Global Bond Portfolio

Growth Portfolio

High Income Portfolio

Limited Term Bond Portfolio

Mid Cap Growth Portfolio

Natural Resources Portfolio(1)

Science and Technology Portfolio

Value Portfolio

JANUS HENDERSON VIT FUNDS – Institutional Shares(1)

Balanced Portfolio

Continued

Enterprise Portfolio

Forty Portfolio

Global Research Portfolio

Overseas Portfolio

Perkins Mid Cap Value Portfolio

Research Portfolio(1)

JANUS HENDERSON VIT FUNDS – Service Shares(1)

Flexible Bond Portfolio

Global Allocation Moderate Portfolio

Global Technology Portfolio

Global Unconstrained Bond Portfolio

US Low Volatility Portfolio(1)

JOHN HANCOCK VARIABLE INSURANCE TRUST

Emerging Markets Value Trust

JPMORGAN INSURANCE TRUST

Global Allocation Portfolio

Income Builder Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

Global Dynamic Multi-Asset Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Growth Portfolio

ClearBridge Variable Small Cap Growth Portfolio

QS Dynamic Multi-Strategy Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Bond Debenture Portfolio

Calibrated Dividend Growth Portfolio

Classic Stock Portfolio

Growth and Income Portfolio

International Opportunities Portfolio

MFS VARIABLE INSURANCE TRUST

Growth Series – Service

Value Series – Service

NATIONWIDE VARIABLE INSURANCE TRUST

Bond Index Fund Class Y

International Index Fund Class Y

Mid Cap Index Fund Class y

S&P 500 Index Fund Class Y

Small Cap Index Fund Class Y

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Large Cap Value Portfolio

Mid Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

Socially Responsive Portfolio

US Equity PutWrite Strategy Portfolio(1)

NORTHERN LIGHTS VARIABLE TRUST

7Twelve Balanced Portfolio – Class 3

7Twelve Balanced Portfolio – Class 4

BTS Tactical Income Portfolio

Power Dividend Index Portfolio(1)

Power Income Portfolio Class 2

Power Momentum Portfolio(1)

Probabilities Portfolio

TOPS Aggressive Growth ETF Portfolio – Class 1

TOPS Balanced ETF Portfolio – Class 1

TOPS Conservative ETF Portfolio – Class 1

TOPS Conservative ETF Portfolio – Class 2

TOPS Growth ETF Portfolio – Class 1

TOPS Growth ETF Portfolio – Class 2

TOPS Managed Risk Balanced ETF Portfolio – Class 1

TOPS Managed Risk Balanced ETF Portfolio – Class 2

TOPS Managed Risk Growth ETF Portfolio – Class 1

TOPS Managed Risk Growth ETF Portfolio – Class 2

TOPS Managed Risk Moderate Growth Portfolio – Class 1

TOPS Managed Risk Moderate Growth Portfolio – Class 2

TOPS Moderate Growth EFT Portfolio – Class 1

TOPS Moderate Growth EFT Portfolio – Class 2

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Conservative Balanced Fund

Global Fund

Global Multi-Alternatives Fund

Global Strategic Income Fund

International Growth Fund

Main Street Fund

Total Return Bond Fund(1)

PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio

All Asset All Authority Portfolio – Admin

All Asset All Authority Portfolio – Institutional

CommodityRealReturn Strategy Portfolio

Emerging Markets Bond Portfolio

Foreign Bond Unhedged Portfolio

Foreign Bond US Dollar-Hedged Portfolio

Global Bond Unhedged Portfolio

Global Core Bond (Hedged) Portfolio(1)

Global Diversified Allocation Portfolio

Global Multi-Asset Portfolio

High Yield Portfolio

Income Portfolio

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

Unconstrained Bond Portfolio

PROFUNDS VP

Access VP High Yield Fund

Asia 30 Fund

Banks Fund

Basic Materials Fund

Bear Fund

Biotechnology Fund

Bull Fund

Consumer Goods Fund

Consumer Services Fund

Emerging Markets Fund

Europe 30 Fund

Falling U.S. Dollar Fund

Financials Fund

Continued

Government Money Market Fund

Health Care Fund

Industrials Fund

International Fund

Internet Fund

Japan Fund

Large-Cap Growth Fund

Large-Cap Value Fund

Mid-Cap Fund

Mid-Cap Growth Fund

Mid-Cap Value Fund

NASDAQ-100 Fund

Oil & Gas Fund

Pharmaceuticals Fund

Precious Metals Fund

Real Estate Fund

Rising Rates Opportunity Fund

Semiconductor Fund

Short Emerging Markets Fund

Short International Fund

Short Mid-Cap Fund

Short NASDAQ-100 Fund

Short Small-Cap Fund

Small Cap Fund

Small-Cap Growth Fund

Small-Cap Value Fund

Technology Fund

Telecommunications Fund

U.S. Government Plus Fund

UltraBull Fund

UltraMid-Cap Fund

UltraNASDAQ-100 Fund

UltraShort NASDAQ-100 Fund

UltraSmall-Cap Fund

Utilities Fund

PUTNAM VARIABLE TRUST

Absolute Return 500 Fund

American Government Income Fund

Diversified Income Fund

Equity Income Fund

High Yield Fund

Income Fund

REDWOOD INVESTMENT MANAGEMENT

Managed Volatility Portfolio Class I

Managed Volatility Portfolio Class N

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

RUSSELL INVESTMENT FUNDS

Balanced Strategy Fund

Equity Growth Strategy Fund

Global Real Estate Securities Fund

International Developed Markets Fund

Moderate Strategy Fund

Strategic Bond Fund(1)

U.S. Small Cap Equity Fund(1)

U.S. Strategic Fund(1)

SEI INSURANCE PRODUCTS TRUST

Balanced Strategy Fund

Conservative Strategy Fund

Defensive Strategy Fund

Market Growth Strategy Fund

Market Plus Strategy Fund

Moderate Strategy Fund

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio II

Equity Income Portfolio II

Health Sciences Portfolio II

T. ROWE PRICE FIXED INCOME SERIES, INC.

Limited-Term Bond Portfolio II

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth Portfolio

Strategic Growth Portfolio

TORTOISE VARIABLE INSURANCE PORTFOLIO

MLP & Pipeline Fund

VANECK VIP TRUST

Emerging Markets Fund

Global Gold Fund

Global Hard Assets Fund

Unconstrained Emerging Markets Bond Fund

VANGUARD VARIABLE INSURANCE FUND

Balanced Portfolio

Capital Growth Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Growth Portfolio

High Yield Bond Portfolio

International Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Short-Term Investment Grade Portfolio

Small Company Growth Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

VIRTUS VARIABLE INSURANCE TRUST

Duff & Phelps International Series(1)

Duff & Phelps Real Estate Securities Series(1)

Newfleet Multi-Sector Intermediate Bond Series(1)

Rampart Equity Trend Series(1)

WELLS FARGO VT FUNDS

Discovery Fund

Opportunity Fund

WESTCHESTER CAPITAL MANAGEMENT

Merger Fund VL

WILSHIRE VARIABLE INSURANCE TRUST

2015 ETF Fund

2035 ETF Fund

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from May 1, 2017 (inception) to December 31, 2017.

MAINSTAY VP FUNDS TRUST

Convertible Portfolio – Service

Continued

NATIONWIDE VARIABLE INSURANCE TRUST

Multi-Manager Mid Cap Value Fund Class I

NW DFA NVIT Capital Appreciation Fund Class P

NW DFA NVIT Moderate Fund Class P

NW Neuberger Berman NVIT Socially Responsible Fund Class I

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from November 3, 2017 (inception) to December 31, 2017.

DFA INVESTMENTS DIMENSIONS GROUP, INC.

VA Equity Allocation Portfolio

NATIONWIDE VARIABLE INSURANCE TRUST

NW DoubleLine NVIT Total Return Tactical Fund

Statements of operations and changes in net assets for the period from May 1, 2017 (inception) to December 31, 2017.

NATIONWIDE VARIABLE INSURANCE TRUST

Multi-Manager International Value Fund Class

Statements of operations and changes in net assets for the period from January 1, 2017 to January 25, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

JNF Exceed Defined Shield Index Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to February 7, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

Adaptive Allocation Portfolio

Statements of operations and changes in net assets for the period from January 1, 2017 to February 24, 2017 (liquidation).

GUGGENHEIM VARIABLE INSURANCE FUNDS

CLS AdvisorOne Global Diversified Equity Fund

CLS AdvisorOne Growth and Income Fund

CLS AdvisorOne Global Growth Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to March 20, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

Mariner Managed Futures Strategy Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to April 27, 2017 (liquidation).

EATON VANCE VARIABLE TRUST

Large-Cap Value

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

High Income II Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to October 31, 2017 (liquidation).

AMUNDI PIONEER VARIABLE CONTRACTS TRUST – Class II(1)

Emerging Markets Portfolio

Statements of operations and changes in net assets for the period from January 1, 2017 to November 7, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

Changing Parameters Portfolio

Statements of operations and changes in net assets for the period from January 1, 2017 to December 29, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

Anchor Tactical Credit Strategies Fund

(1)  See Note 6 to the financial statements for the former name of the sub-account.

Jefferson National Life Annuity Account G

SPONSOR

Jefferson National Life Insurance Company

DISTRIBUTOR

Jefferson National Securities Corporation

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PART C
OTHER INFORMATION

ITEM 24.                                           FINANCIAL STATEMENTS AND EXHIBITS

(a)                                 Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2017 and 2016, and for the three years ended December 31, 2017, 2016, and 2015.

The financial statements of Jefferson National Life Annuity Account G at December 31, 2017 and for each of the two years ended December 31, 2017, and 2016.

(b)                              Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(1)	(a)		Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.	(2)

	(b)		Resolution Changing the Name of the Separate Account	(1)

(2)			Not Applicable.

(3)	(a)	(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation.	(1)

		(ii)	Form of Amendment to Principal Underwriter’s Agreement.	(1)

	(b)		Form of Selling Agreement.	(1)

(4)	(a)		Form of Individual Contract Fixed and Variable Accounts. (22-4056)	(1)

	(b)		Form of Group Contract.	(2)

	(c)		Form of Group Certificate.	(2)

	(d)		Form of Endorsement Amending MVA Provision.	(1)

	(e)		Form of IRA Endorsement.	(1)

	(f)		Form of Roth IRA Endorsement.	(1)

	(g)		Form of JSA Endorsement.	(1)

	(h)		Form of Individual Contract Fixed and Variable Accounts. (JNL-2300).	(11)

	(i)		Form of Electronic Administration Endorsement (JNL-4020).	(11)

	(j)		Form of Individual Contract Fixed and Variable Accounts. (JNL-2300-1).	(12)

	(k)		Form of Joint Owner Endorsement. (MONADV-END 01/07).	(13)

	(l)		Form of Transaction Fee Rider. (JNL-TRXFEE-2007).	(13)

	(m)		Form of Individual Contract Fixed and Variable Accounts. (JNL-2300-2).	(13)

	(n)		Form of Individual Contract Fixed and Variable Accounts (JNL-2300-3)	(18)

	(o)		Form of Asset Allocation Model Rider (JNL-AAMRIDER)	(18)

	(p)		Form of Individual Contract Fixed and Variable Accounts (JNL-2300-3)	(19)

	(q)		Form of Age 100 Endorsement (Annuity Date END 8-12)	(19)

	(r)		Form of 403(b) Endorsement (JNL-403(b) END 7-12	(19)

	(s)		Form of Low Cost Fund Platform Fee Endorsement (ICC13-MA FeeEnd)	(20)

	(t)		Form of Return of Premium Enhanced Death Benefit Rider	(24)

(5)	(a)		Form of Application for Individual Annuity Contract. (JNL-6000).	(1)

	(b)		Form of JNL Individual Application. (JNL-6005).	(11)

	(c)		Form of JNL Individual Application. (JNL-6005-2).	(12)

	(d)		Form of JNL Individual Application. (JNL-6005-3).	(13)

	(e)		Form of JNL Individual Application (JNL-6005-4).	(14)

	(f)		Form of JNL Individual Application (JNL-6005-5).	(18)

	(g)		Form of JNL Individual Application (JNL-6005-6)	(24)

	(h)		Form of JNL Individual Application (JNL-6005-7)	(24)

(6)	(a)		Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.	(1)

	(b)		Amended and Restated By-Laws of the Company.	(1)

(7)			Not Applicable.

(8)	(a)		Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.	(1)

		(i)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.	(12)

	(b)	(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(3)

		(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(1)

		(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(12)

		(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.	(14)

		(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life.	(17)

		(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life.	(17)

	(c)	(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(4)

		(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(12)

	(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(14)

(d)	(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(4)

	(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(1)

	(vii)	Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(10)

	(viii	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(12)

	(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(13)

	(x)	Form of Amendment dated November 1, 2009 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(16)

	(xi)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services.	(17)

(e)	(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(10)

(f)	(i)	Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp.	(4)

	(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.	(12)

(g)	(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(6)

	(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(1)

(h)	(i)	Form of Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(10)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(12)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and Institutional)	(14)

	(v)	Form of Amendment dated October 29, 2012 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001	(19)
(i)	(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

	(iii)	Form of Amendment dated November 15, 2012 to Participation Agreement by and among Jefferson National Life Insurance Company, Jefferson National Securities Corp., and Lazard Asset Management LLC., dated May 1, 2003.	(19)

(j)	(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(4)

	(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(7)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(1)

	(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.	(15)

(k)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.	(5)

	(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(1)

	(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(10)

	(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(12)

	(viii	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(13)

	(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(15)

	(x)	Form of Amendment dated May 1, 2014 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(22)

(l)	(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(10)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(12)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(14)

	(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(15)

	(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors.	(17)

	(vii)	Form of Amendment dated January 23, 2012 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company.	(18)

	(viii)	Form of Amendment dated July 15, 2014 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company.	(22)

(m)	(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(1)

	(ii)	Form of amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(10)

	(iii)	Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(12)

	(iv)	Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(14)

	(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(15)

(n)		Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.	(1)

	(i)	Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.	(12)

	(ii)	Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.	(14)

(o)	(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(9)

	(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(1)

	(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(10)

	(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(12)

	(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(14)

	(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(16)

	(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors.	(17)

(p)	(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(10)

	(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason).	(13)

	(iv)	Form of Amendment dated March 19, 2014 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Legg Mason Investor Services, LLC	(21)

	(v)	Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life insurance Company of New York and Legg Mason Investor Services, LLC.	(23)

(q)	(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(6)

	(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(12)

	(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(14)

(r)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(iii)	Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(v)	Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(1)

(s)	(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(8)

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among	(1)

		Third Avenue Management LLC and Jefferson National Life Insurance Company.

(t)	(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(16)

	(w)	Form of Amendment dated May 1, 2013 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust and Jefferson National Life Insurance Company.	(19)

(u)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

(v)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(10)

	(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(12)

	(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(14)

	(iv)	Form of amendment dated July 16, 2010 to the Participation Agreement dated April 8, 2005 among Jefferson National Life, Wells Fargo Variable Trust, and Well Fargo Distributors	(17)

(w)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(10)

	(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(12)

	(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.	(14)

(x)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.	(12)

	(ii)	Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(14)

	(iii)	Form of Amendment dated November 12, 2010 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(17)

	(iv)	Form of Amendment dated September 4, 2012 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(19)

(y)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.	(12)

	(ii)	Form of Amendment dated May 1, 2007 to Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.	(13)

	(iii)	Form of Amendment dated May 1, 2013 to Participation Agreement by and among Jefferson National Life Insurance Company, T. Rowe Price Equity Services, Inc., T. Rowe Price Fixed Income Securities, Inc. and T. Rowe Price Investment Services	(19)

(z)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006.	(12)

(aa)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007.	(13)

	(ii)	Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.	(14)

(bb)	(i)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC and Jefferson National Life Insurance Company dated May 1, 2007.	(13)

	(ii)	Form of Amendment dated January 4, 2011 to the Form of Participation Agreement dated May 1, 2007 among Jefferson National Life, Nationwide Variable Insurance Trust, and Nationwide Distributors.	(17)

	(iii)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC , Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York May 1, 2017	(24)

(cc)	(i)	Form of Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008.	(14)

	(ii)	Form of Amendment dated October 20, 2009 to the Participation Agreement among Jefferson National Life Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation.	(16)

(dd)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.	(14)

	(j)	Form of Amendment dated April 30, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc.	(19)

	(k)	Form of Amendment dated August 7, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc.	(20)

(ee)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.	(14)

(ff)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated July 1, 2007.	(15)

	(ii)	Form of Amendment dated September 22, 2010 to the Form of Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life.	(17)

	(iii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust.	(17)

	(iv)	Form of Amendment dated May 1, 2013 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust	(19)

	(v)	Form of Amendment dated September 30, 2015 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life Insurance Company and Northern Lights Variable Trust	(23)

(gg)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated May 1, 2010.	(16)

(hh)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, The Merger Fund VL and Westchester Capital Management, Inc. dated May 1, 2010.	(16)

(ii)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFund Advisors, LLC dated May 1, 2010.	(16)

	(ii)	Form of amendment dated September 17, 2010 to the Form of Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFunds Advisors, LLC.	(17)

(jj)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp dated March, 2010.	(16)

(kk)	(i)	Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.	(17)

	(ii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.	(17)

	(iii)	Form of Amendment dated May 1, 2014 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.	(21)

(ll)	(i)	Form of participation agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation.	(17)

	(ii)	Form of amendment dated November 3, 2010 to the Form of Participation Agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation.	(17)

(mm)	(i)	Form of Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company.	(17)

	(ii)	Form of Amendment dated August 26, 2010 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.	(17)

	(iii)	Form of Amendment March 25, 2011 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.	(17)

	(iv)	Form of Amendment dated January 15, 2013 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.	(19)

	(v)	Form of Amendment dated June 15, 2015 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.	(23)

(nn)	(i)	Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.	(17)

	(ii)	Form of amendment dated October 5, 2009 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.	(17)

	(iii)	Form of amendment dated November, 2010 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.	(17)

	(iv)	Form of Amendment dated February 19, 2013 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company.	(19)

	(v)	Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company.	(24)

(oo)	(i)	Form of Participation Agreement dated November 12, 2010 between Jefferson National Life Insurance Company, Putnam Variable Trust, and Putnam Retail Management Limited Partnership.	(17)

(pp)	(i)	Form of Participation Agreement dated September 28, 2010 among Jefferson National Life, Timothy Plan, and Timothy Partners.	(17)

(qq)	(i)	Form of Participation Agreement dated April 1, 2011 among Jefferson National Life Insurance Company, Russell Investment Funds, and Russell Financial Services.	(17)

(rr)	(i)	Form of Participation Agreement dated August 23, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, LLC and Jefferson National Life Insurance Company.	(18)

(ss)	(i)	Form of Participation Agreement dated November 2, 2011 among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Jefferson National Life Insurance Company,	(18)

(tt)	(i)	Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company	(18)

(uu)	(i)	Form of Participation Agreement dated November 16, 2011 among Panorama Series Fund Inc, Oppenheimerfunds, Inc. and Jefferson National Life Insurance Company.	(18)

	(ii)	Form of Amendment dated May 1, 2014 to Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company	(21)

(vv)	(i)	Form of Participation Agreement dated November 1, 2011 among Virtus Variable Insurance Trust, VP Distributors and Jefferson National Life Insurance Company.	(18)

(ww)	(i)	Form of Participation Agreement dated May 1, 2012 among Hatteras Variable Trust, Hatteras Capital Distributors and Jefferson National Life Insurance Company	(18)

(xx)	(i)	Form of Participation Agreement dated May 1, 2012 among Wilshire Variable Insurance Trust, SEI Investments Distribution Co. and Jefferson National Life Insurance Company	(18)

(yy)	(i)	Form of Participation Agreement dated October 22, 2012 between the Variable Insurance Trust and Jefferson National Life Insurance Company	(19)

(zz)	(i)	Form of Participation Agreement dated June 15, 2012 among Jefferson National Life Insurance Company, Hatteras Variable Trust, and Hatteras Capital Distributors, LLC	(19)

(aaa)	(i)	Form of Participation Agreement dated November 1, 2013 between Advisors Preferred Trust, and Jefferson National Life Insurance Company.	(20)

(bbb)	(i)	Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company	(20)

	(ii)	Form of Amendment dated October 1, 2015 to Form of Participation Agreement dated November 13, 2013	(23)

			among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company

	(ccc)	(i)	Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company.	(20)

		(ii)	Form of Amendment dated March 28, 2014 to Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company.	(21)

	(ddd)	(i)	Form of Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company	(20)

	(eee)	(i)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc.	(21)

		(ii)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc	(24)

	(fff)	(i)	Form of Participation Agreement dated May 1, 2014 among Jefferson National Life Insurance Company, Managed Portfolio Series, Tortoise Capital Advisors, LLC and Quasar Distributors	(21)

	(ggg)	(i)	Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc.	(23)

	(hhh)	(i)	Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P.	(23)

	(iii)	(i)	Form of Participation Agreement dated September 1, 2015 between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC	(23)

	(jjj)	(i)	Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management	(23)

	(kkk)	(i)	Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company, and MFS Fund Distributors, Inc.	(23)

	(lll)	(i)	Form of Participation Agreement dated November 11, 2016 between Northern Lights Fund Trust IV, and Jefferson National Life Insurance Company	(24)

	(mmm)	(i)	Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC.	(24)

(9)			Opinion and Consent of Counsel.	(23)

(10)			Consent of Independent Registered Public Accounting Firm.	(23)

(11)			Financial Statements omitted from Item 23 above.	N/A

(12)			Initial Capitalization Agreement.	N/A

(13)	(a)	(i)	Powers of Attorney	(1)

		(ii)	Powers of Attorney - for Laurence Greenberg	(11)

		(iii)	Powers of Attorney — for Joseph F. Vap	(15)

(iv)	Powers of Attorney — for Mitchell H. Caplan	(16)

(v)	Powers of Attorney — Craig Hawley

(xi)	Powers of Attorney - James Burke	(24)

(xii)	Powers of Attorney — Timothy G. Frommeyer	(24)

(xiii)	Powers of Attorney — Rondal Ransom	(24)

(xv)	Powers of Attorney — Kirt A. Walker	(24)

(1)                                 Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000471).

(2)                                 Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on January 23, 1996 (Accession Number 0000928389-96-000012).

(3)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4)                                 Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10)                          Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 16 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-17501) filed electronically on form N-4 on May 2, 2005 (Accession Number 0000930413-05-003264).

(11)                          Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12)                                       Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 17 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003358).

(13)                          Incorporated herein by reference to Post-Effective Amendment Nos. 4 and 20 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2007 (Accession Number 0000930413-07-003460).

(14)                          Incorporated herein by reference to Post-Effective Amendment Nos. 5 and 21 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002108).

(15)                          Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 25 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001563).

(16)                          Incorporated herein by reference to Post-Effective Amendment Nos. 10 and 26 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2010 (Accession Number 0000891092-10-001652).

(17)                          Incorporated herein by reference to Post Effective Amendment Nos. 11 and 27 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 29, 2011. (Accession Number 0000891092-11-002740)

(18)                          Incorporated herein by reference to Post Effective Amendment Nos. 12 and 28 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 30, 2012. (Accession Number 0000891092-12-992381)

(19)                          Incorporated herein by reference to Post Effective Amendment Nos. 13 and 29 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 25, 2013. (Accession Number 0000891092-13-003639)

(20)                          Incorporated herein by reference to Post Effective Amendment Nos. 14 and 30 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on December 16, 2013. (Accession Number 0000891092-13-010032)

(21)                          Incorporated herein by reference to Post Effective Amendment Nos. 15 and 31 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 30, 2014. (Accession Number 0000891092-14-003492)

(22)                          Incorporated herein by reference to Post Effective Amendment Nos. 16 and 32 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 30, 2015. (Accession Number 0001104659-15-030013)

(23)                          Incorporated herein by reference to Post Effective Amendment Nos. 17 and 33 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 25, 2016. (Accession Number 0001104659-16-113465)

(24)                          Incorporated herein by reference to Post Effective Amendment Nos. 18 and 34 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 28, 2017. (Accession Number 0001104659-17-027459)

(25)                          Filed herewith.

ITEM 25.                                           DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise noted.

Name	Positions and Offices with Depositor

Biesecker, Pamela A. (1)	Vice President-Head of Taxation
Borgert, Robert C.	Associate Vice President-Marketing - Nationwide Advisory Solutions
Cameron, James K.	Associate Vice President-Business Strategy - Nationwide Advisory Solutions
Chandler, Jeffrey S.	Associate Vice President-Business Solutions Area - Nationwide Advisory Solutions
Conner, David A. (1)	Associate Vice President and Assistant Treasurer
Dwyer, Timothy J. (1)	Vice President and Assistant Treasurer
Hacker, Hope C. (1)	Assistant Treasurer
Hartman, Mark E. (1)	Associate Vice President and Assistant Secretary
Walker, Kirt A. (1)	Chairman of the Board
Hawley, Craig A.	President
Hinze, Keith W. (1)	Assistant Secretary
Horner, III, Robert W. (1)	Vice President and Secretary
Muntean, Nicholas P. (1)	Vice President-Associate Solutions
Raible, Ann M.	Associate Vice President-Business Development - Nationwide Advisory Solutions
Ransom, Rondal L. (1)	Vice President-Integrated Relationship Strategies
Richards, Kathy R. (1)	Associate Vice President and Assistant Secretary
Sullivan, Kevin P.	Associate Vice President-Sales - Nationwide Advisory Solutions
Vap, Joseph F.	Associate Vice President and Treasurer
Zureich, Sarah E. (1)	Associate Vice President and Assistant Treasurer

(1)                              The business address of these directors and officers is 1 Nationwide Plaza, Columbus, OH 43215

ITEM 26.                                           PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant.  Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Jefferson National Financial Corp. is either wholly-owned or majority owned by Nationwide Life Insurance Company) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life Insurance Company(2)	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware

A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and

JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company(2)	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Account C(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account E (2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account F(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account G(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Insurance Company of New York(2),(3)	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1 (2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14(2),(3)	Ohio	A separate account issuing variable annuity contracts.

Nationwide Provident VA Separate Account 1(2),(3)	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1(2),(3)	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation(3)	Oklahoma

This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Financial Assignment Company(3)	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC(3)	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC(3)	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company(2),(3)	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A(2),(3)	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A(2),(3)	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC(3)	Vermont	The company is a captive life reinsurance company.

ITEM 27.                                           NUMBER OF CONTRACT OWNERS

As of March 6, 2018, the number of Monument Advisor contracts funded by Jefferson National Life Annuity Account G was 18,166 of which 1634 were qualified contracts and 16,532 were non-qualified contracts.

ITEM 28.                                           INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, “Agent”) against expenses (including attorneys’ fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                                           PRINCIPAL UNDERWRITERS

(a)                                 Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F

Jefferson National Life of New York Annuity Account 1

(b)                                 Jefferson National Securities Corporation (“JNSC”) is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place Louisville, KY 40223, unless otherwise indicated.

NAME	POSITIONS AND OFFICES
Craig A. Hawley	President, General Counsel and Secretary
Jon Hurd*	Financial & Operations Principal

James Rabenstine	AML Officer

*                                         The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c)                                  JNSC retains no compensation or commissions from the registrant.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION OR ANNUITIZATION	BROKERAGE COMMISSIONS	COMPENSATION
Jefferson National Securities Corporation	None	None	None	None

ITEM 30.                                           LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31.                                           MANAGEMENT SERVICES

Not Applicable.

ITEM 32.                                           UNDERTAKINGS

(a)                                 Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)                                 Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.                                           REPRESENTATIONS

(A)                               Jefferson National Life Insurance Company (the “Company”) hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B)                               The Securities and Exchange Commission (the “SEC”) issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1)                                 Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2)                                 Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3)                                 Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4)                                 Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Louisville, and State of Kentucky, on April 25, 2018.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(By:	/s/ Craig A. Hawley *
Name:	Craig A. Hawley Depositor)

Title:	PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Joseph F. Vap	Director, Associate Vice President and Treasurer	4/25/2018
Name: Joseph F. Vap

/s/ James R. Burke*	Director	4/25/2018

/s/ Timothy G. Frommeyer*	Director	4/25/2018

/s/ Rondal L. Ransom*	Director, Vice President	4/25/2018

/s/ Kirt A. Walker*	Director, Chairman of the Board	4/25/2018

/s/ Craig Hawley	Director, President	4/25/2018
Name: Craig A. Hawley*
Attorney in Fact

EXHIBIT INDEX

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm.